      As filed with Securities and Exchange Commission on April 11, 2018.
                                           REGISTRATION NOS. 002-90380/811-04001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ ][ ]
                     PRE-EFFECTIVE AMENDMENT NO
                   POST-EFFECTIVE AMENDMENT NO. 47                     [X]
                               AND/OR
   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
                          AMENDMENT NO. 269                            [X]

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                           (Exact Name of Registrant)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (Exact Name of Depositor)


                   200 PARK AVENUE, NEW YORK, NEW YORK 10166

        (Address of depositor's principal executive offices) (zip code)
                                 (212) 578-9500
              (Depositor's telephone Number, including area code)


                               STEPHEN W. GAUSTER
                             SENIOR VICE PRESIDENT
                            INTERIM GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                   200 PARK AVENUE, NEW YORK, NEW YORK 10116
                    (Name and address of agent for service)

                                   COPIES TO:
                               W. THOMAS CONNER
                               VEDDER PRICE P.C.
                           1633 BROADWAY, 31st FLOOR
                               NEW YORK, NY 10019


             It Is Proposed That The Filing Will Become Effective:
            On April 30, 2018 or as soon thereafter as practicable.

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 30, 2018 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of Rule
485

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective
                                        amendment.

Title of Securities Being Registered: Group and Individual Deferred Variable Annuity Contracts and Immediate Annuity Contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        SUPPLEMENT DATED APRIL 30, 2018

                                       TO

                          PROSPECTUS DATED MAY 1, 1995


                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                                    VESTMET
                     GROUP AND INDIVIDUAL ANNUITY CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY


This Supplement updates information contained in the Metropolitan Life Separate Account E ("Separate Account") prospectus dated May 1, 1995 (the "Prospectus"), as annually supplemented. Please write or call Metropolitan Life Insurance Company, P.O. Box 10356, Des Moines, IA, 50306-0356 Attention: Annuities, telephone number (800) 638-7732, if you need another copy of the Prospectus. Upon request, financial statements for the insurance company will be sent to you without charge.

The Prospectus describes individual and group VestMet Contracts ("Contracts") issued by Metropolitan Life Insurance Company ("MetLife"). Unless otherwise indicated page numbers refer to the May 1, 1995 prospectus. The Contracts are no longer available. Contract Owners may continue to make additional purchase payments.


THE CURRENTLY AVAILABLE INVESTMENT CHOICES ARE:


BRIGHTHOUSE FUNDS TRUST I -- CLASS A
     Brighthouse/Wellington Large Cap Research Portfolio
BRIGHTHOUSE FUNDS TRUST II -- CLASS A
     BlackRock Bond Income Portfolio
     BlackRock Ultra-Short Term Bond Portfolio

     Brighthouse/Wellington Balanced Portfolio
     Frontier Mid Cap Growth Portfolio

     MetLife Stock Index Portfolio


2. SEPARATE ACCOUNT CHARGE



We are waiving 0.08% of the Separate Account Charge for the Division investing in the Brighthouse/ Wellington Large Cap Research Portfolio.


3. TABLE OF EXPENSES -- VESTMET CONTRACTS



MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES


                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.27%       0.75%

PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.



                                                       DISTRIBUTION
                                                          AND/OR
                                          MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                     FEE      (12B-1) FEES   EXPENSES
---------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse/Wellington Large Cap
  Research Portfolio....................    0.56%          --        0.02%
BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 BlackRock Bond Income Portfolio........    0.33%          --        0.18%
 BlackRock Ultra-Short Term Bond
  Portfolio.............................    0.35%          --        0.04%
 Brighthouse/Wellington Balanced
  Portfolio.............................    0.46%          --        0.08%



                                                           TOTAL       FEE WAIVER    NET TOTAL
                                            ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                            FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                 AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
---------------------------------------- -------------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse/Wellington Large Cap
  Research Portfolio....................      --          0.58%     0.04%           0.54%
BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 BlackRock Bond Income Portfolio........      --          0.51%       --            0.51%
 BlackRock Ultra-Short Term Bond
  Portfolio.............................      --          0.39%     0.03%           0.36%
 Brighthouse/Wellington Balanced
  Portfolio.............................      --          0.54%       --            0.54%

                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
 Frontier Mid Cap Growth Portfolio........    0.71%          --        0.04%
 MetLife Stock Index Portfolio............    0.25%          --        0.02%



                                                             TOTAL       FEE WAIVER    NET TOTAL
                                              ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                              FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                   AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ -------------- ----------- --------------- -----------
 Frontier Mid Cap Growth Portfolio........      --          0.75%         0.02%         0.73%
 MetLife Stock Index Portfolio............      --          0.27%         0.01%         0.26%



The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from April 30, 2018 through April 30, 2019. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios' prospectuses for additional information regarding these arrangements.

On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") where MetLife, Inc. retained an ownership interest of 19.2% non-voting common stock outstanding of Brighthouse Financial, Inc. Brighthouse subsidiaries include Brighthouse Investment Advisers, LLC, which serves as the investment adviser for the Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby we receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. As of December 31, 2017 approximately 85% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on Our financial statements.


4. YOUR INVESTMENT CHOICES


Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a portfolio prospectus by calling (800) 638-7732. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment managers and any sub-investment manager.


               PORTFOLIO                          INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
Brighthouse/Wellington Large Cap        Seeks long-term capital appreciation.   Brighthouse Investment Advisers, LLC
 Research Portfolio                                                             Subadviser: Wellington Management
                                                                                Company LLP
BRIGHTHOUSE FUNDS TRUST II -- CLASS A
BlackRock Bond Income Portfolio         Seeks a competitive total return        Brighthouse Investment Advisers, LLC
                                        primarily from investing in             Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Ultra-Short Term Bond         Seeks a high level of current income    Brighthouse Investment Advisers, LLC
 Portfolio                              consistent with preservation of         Subadviser: BlackRock Advisors, LLC
                                        capital.
Brighthouse/Wellington Balanced         Seeks long-term capital appreciation    Brighthouse Investment Advisers, LLC
 Portfolio                              with some current income.               Subadviser: Wellington Management
                                                                                Company LLP
Frontier Mid Cap Growth Portfolio       Seeks maximum capital appreciation.     Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Frontier Capital
                                                                                Management Company, LLC

           PORTFOLIO                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
------------------------------- --------------------------------------- -------------------------------------
MetLife Stock Index Portfolio   Seeks to track the performance of the   Brighthouse Investment Advisers, LLC
                                Standard & Poor's 500(R) Composite      Subadviser: MetLife Investment
                                Stock Price Index.                      Advisors, LLC

Certain Portfolios have been subject to a change. Please see section 6 below -- "Additional Information Regarding the Portfolios."



5. WHO SELLS YOUR CONTRACT

The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 200 Park Avenue, New York, New York 10166.


                  THIS SUPPLEMENT SHOULD BE READ AND RETAINED
                              FOR FUTURE REFERENCE


MetLife Life & Income Funding Solutions
P.O. Box 10356
Des Moines, IA 50306-0356             TELEPHONE: (800) 638-7732

                                                                  April 30, 2018



             PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS

           ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY ("METLIFE")
This Prospectus describes individual and group Preference Plus Account Contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities"). We no longer offer the Deferred Annuities and Income Annuities. However, Contract Owners and participants may continue to make additional purchase payments and new participants may enroll under any issued group Contract.

You decide how to allocate your money among the various available investment choices. The investment choices available to You are listed in the Contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and Divisions (Divisions may be referred to as "Investment Divisions" in the Contract and marketing materials) available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Brighthouse Funds Trust I ("Brighthouse Trust I"), Portfolios of the Brighthouse Funds Trust II ("Brighthouse Trust II") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


AMERICAN FUNDS(R)
     American Funds Bond Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     American Funds(R) Balanced Allocation Portfolio
     American Funds(R) Growth Allocation Portfolio
     American Funds(R) Moderate Allocation Portfolio
     Brighthouse Asset Allocation 100 Portfolio
     Brighthouse/Franklin Low Duration Total Return Portfolio
     Brighthouse/Wellington Large Cap Research Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio

     Harris Oakmark International Portfolio

     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     MFS(R) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

  Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
    Portfolio)

BRIGHTHOUSE FUNDS TRUST II
     Baillie Gifford International Stock Portfolio

     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     Brighthouse Asset Allocation 20 Portfolio
     Brighthouse Asset Allocation 40 Portfolio
     Brighthouse Asset Allocation 60 Portfolio
     Brighthouse Asset Allocation 80 Portfolio
     Brighthouse/Artisan Mid Cap Value Portfolio
     Brighthouse/Wellington Balanced Portfolio
     Brighthouse/Wellington Core Equity Opportunities Portfolio
     Frontier Mid Cap Growth Portfolio
     Jennison Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife Aggregate Bond Index Portfolio
     MetLife Mid Cap Stock Index Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     Neuberger Berman Genesis Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

     Western Asset Management U.S. Government Portfolio

  Certain Portfolios have been subject to a change. Please see Appendix C -- "Additional Information Regarding the Portfolios."

DEFERRED ANNUITIES AVAILABLE:
   o    Non-Qualified
   o    Traditional IRA
   o    Roth IRA
   o    SIMPLE IRA
   o    SEP IRA

INCOME ANNUITIES AVAILABLE:
   o    Non-Qualified
   o    Traditional IRA
   o    Roth IRA
   o    SIMPLE IRA
   o    SEP IRA


An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:

   o    a bank deposit or obligation;
   o    federally insured or guaranteed; or
   o    endorsed by any bank or other financial institution.

HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, Income Annuities and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated April 30, 2018. The SAI is incorporated by reference into and is therefore considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 70 of this Prospectus. To view or download the SAI, go to our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342
Phone: 800-638-7732

The Securities and Exchange Commission has a website (http://www.sec.gov), which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.



                        PROSPECTUS DATED APRIL 30, 2018

                               TABLE OF CONTENTS


                                                       PAGE
                                                    ---------
IMPORTANT TERMS YOU SHOULD KNOW.................... A-PPA-3
TABLE OF EXPENSES.................................. A-PPA-5
ACCUMULATION UNIT VALUES TABLE..................... A-PPA-10
METLIFE............................................ A-PPA-11
METROPOLITAN LIFE SEPARATE ACCOUNT E............... A-PPA-11
VARIABLE ANNUITIES................................. A-PPA-11
A Deferred Annuity................................. A-PPA-12
Non-Natural Persons as Owners or Beneficiaries..... A-PPA-12
An Income Annuity.................................. A-PPA-12
YOUR INVESTMENT CHOICES............................ A-PPA-12
Investment Choices Which Are Fund of Funds......... A-PPA-16
Additional Information About the Portfolios........ A-PPA-17
Certain Payments We Receive with Regard to the
  Portfolios....................................... A-PPA-17
Portfolio Selection................................ A-PPA-18
DEFERRED ANNUITIES................................. A-PPA-18
The Deferred Annuity and Your Retirement Plan...... A-PPA-18
Automated Investment Strategies.................... A-PPA-19
Purchase Payments.................................. A-PPA-20
  Allocation of Purchase Payments.................. A-PPA-20
  Automated Purchase Payments...................... A-PPA-20
  Electronic Applications.......................... A-PPA-20
  Limits on Purchase Payments...................... A-PPA-20
The Value of Your Investment....................... A-PPA-21
Transfers.......................................... A-PPA-21
Restrictions on Transfers.......................... A-PPA-22
Access To Your Money............................... A-PPA-24
  Systematic Withdrawal Program.................... A-PPA-24
  Minimum Distribution............................. A-PPA-25
Annual Contract Fee................................ A-PPA-25
Charges............................................ A-PPA-26
  Insurance-Related or Separate Account Charge..... A-PPA-26
  Investment-Related Charge........................ A-PPA-26
Premium and Other Taxes............................ A-PPA-26
Early Withdrawal Charges........................... A-PPA-27
  When No Early Withdrawal Charge Applies.......... A-PPA-27
  When A Different Early Withdrawal Charge
    May Apply...................................... A-PPA-28
Free Look.......................................... A-PPA-29
Death Benefit...................................... A-PPA-30
Pay-Out Options (or Income Options)................ A-PPA-31
INCOME ANNUITIES................................... A-PPA-31
Income Payment Types............................... A-PPA-32
Minimum Size of Your Income Payment................ A-PPA-33
Allocation......................................... A-PPA-33
The Value of Your Income Payments.................. A-PPA-34
Reallocations...................................... A-PPA-35




                                                       PAGE
                                                    ---------
Restrictions on Transfers.......................... A-PPA-36
Contract Fee....................................... A-PPA-38
Charges............................................ A-PPA-38
  Insurance-Related or Separate Account Charge..... A-PPA-38
  Investment-Related Charge........................ A-PPA-38
Premium and Other Taxes............................ A-PPA-38
Free Look.......................................... A-PPA-39
GENERAL INFORMATION................................ A-PPA-39
Administration..................................... A-PPA-39
  Purchase Payments................................ A-PPA-39
  Confirming Transactions.......................... A-PPA-40
  Processing Transactions.......................... A-PPA-40
  By Telephone or Internet......................... A-PPA-40
  Telephone and Computer Systems................... A-PPA-41
  After Your Death................................. A-PPA-41
  Abandoned Property Requirements.................. A-PPA-41
  Misstatement..................................... A-PPA-42
  Cybersecurity.................................... A-PPA-42
  Third Party Requests............................. A-PPA-42
  Valuation -- Suspension of Payments.............. A-PPA-42
Advertising Performance............................ A-PPA-43
Changes to Your Deferred Annuity or Income
  Annuity.......................................... A-PPA-44
Voting Rights...................................... A-PPA-44
Who Sells the Deferred Annuities and Income
  Annuities........................................ A-PPA-45
Financial Statements............................... A-PPA-46
When We Can Cancel Your Deferred Annuity or
  Income Annuity................................... A-PPA-46
INCOME TAXES....................................... A-PPA-46
Introduction....................................... A-PPA-46
Non-Qualified Annuity Contracts.................... A-PPA-47
Accumulation....................................... A-PPA-47
Death Benefits..................................... A-PPA-48
Taxation of Payments in Annuity Form............... A-PPA-49
Qualified Annuity Contracts........................ A-PPA-50
Required Minimum Distributions..................... A-PPA-52
Additional Information regarding IRAs.............. A-PPA-53
LEGAL PROCEEDINGS.................................. A-PPA-55
APPENDIX A: PREMIUM TAX TABLE...................... A-PPA-57
APPENDIX B: ACCUMULATION UNIT VALUES FOR EACH
  DIVISION......................................... A-PPA-58
APPENDIX C: ADDITIONAL INFORMATION REGARDING
  THE PORTFOLIOS................................... A-PPA-69
APPENDIX D: TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION........................ A-PPA-70



The Deferred Annuities or Income Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, supplements to the Prospectus or any supplemental sales material we authorize.




                                    A-PPA-2

                        IMPORTANT TERMS YOU SHOULD KNOW


ACCOUNT VALUE -- When You purchase a Deferred Annuity, an account is set up for You. Your Account Value is the total amount of money credited to You under your Deferred Annuity including money in the Divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE -- With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE -- The Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your Administrative Office. The telephone number to call to initiate a request is 1-800-638-7732.

ANNUITY UNIT VALUE -- With an Income Annuity or variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR) -- Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.


CONTRACT -- A Contract is the legal agreement between You and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR -- Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period.


DIVISIONS -- Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to a Division, the Division purchases shares of a Portfolio (with the same name) within Brighthouse Trust I, Brighthouse Trust II or American Funds(R).

EARLY WITHDRAWAL CHARGE -- The Early Withdrawal Charge is an amount we deduct from your Account Value if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.


EXCHANGE -- In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


FREE LOOK -- You may cancel your Contract within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Account, if applicable) or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures, and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security



                                    A-PPA-3

Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative (where applicable) before submitting the form or request.

METLIFE -- MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT -- A Separate Account is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY -- An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.


YOU -- In this Prospectus, depending on the context, "You" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity or the participant or annuitant under certain group arrangements.


                                    A-PPA-4

                               TABLE OF EXPENSES
--------------------------------------------------------------------------------
            PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES



The following tables describe the fees and expenses You will pay when You buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges You will pay at the time You purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers/reallocations between the Divisions of your Deferred Annuity or Income Annuity. The tables do not show premium taxes (ranging from 0.5% to 3.5% which are applicable only in certain jurisdictions -- See Appendix A) and other taxes which may apply.



CONTRACT OWNER TRANSACTION EXPENSES


SALES LOAD IMPOSED ON PURCHASE PAYMENTS................................................... None
EARLY WITHDRAWAL CHARGE................................................................... Up to 7%
(as a percentage of each purchase payment funding the withdrawal during the pay-in phase)(1)
EXCHANGE FEE FOR DEFERRED ANNUITIES....................................................... None
SURRENDER FEE FOR DEFERRED ANNUITIES...................................................... None
INCOME ANNUITY CONTRACT FEE(2)............................................................ $350
TRANSFER FEE.............................................................................. None

------------
1 An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within seven years of when they were credited to your Deferred Annuity. The charge on purchase payments is calculated according to the following schedule:


 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     7%
               2                     6%
               3                     5%
               4                     4%
               5                     3%
               6                     2%
               7                     1%
          Thereafter                 0%


There are times when the Early Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, each Contract Year, You may take the greater of 10% of your Account Value or your purchase payments made over seven years ago free of Early Withdrawal Charges.

2 There is a one-time Contract Fee of $350 for Income Annuities. We do not charge this fee if You elect a pay-out option under your Deferred Annuity and You have owned your Deferred Annuity for more than two years. We are currently waiving this charge.


The second table describes the fees and expenses that You will bear periodically during the time You hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.



ANNUAL CONTRACT FEE FOR DEFERRED ANNUITIES(3).......................... None
SEPARATE ACCOUNT CHARGE(4)
(as a percentage of your average Account Value in the Separate Account)
General Administrative Expenses Charge................................. .50%
Mortality and Expense Risk Charge...................................... .75%
TOTAL SEPARATE ACCOUNT ANNUAL CHARGE(4)
Current and Maximum Guaranteed Charge:................................. 1.25%


3  A $20 Annual Contract Fee is imposed on money in the Fixed Interest Account.
      This fee may be waived under certain circumstances.

4 Pursuant to the terms of the Contract, our total Separate Account charge will not exceed 1.25% of your average balance in the Divisions. For purposes of presentation here, we estimated the allocation between general administrative expenses and the mortality and expense risk charge for Deferred Annuities or the amount of underlying Portfolio shares we have designated in the Divisions to generate your income payments for Income Annuities.


We are waiving 0.08% of the Separate Account Charge for the Division investing in the Brighthouse/Wellington Large Cap Research Portfolio. We are waiving an amount equal to the Portfolio expenses that are in excess 0.62% for the Division investing in the Oppenheimer Global Equity Portfolio of Brighthouse Trust I.


                                    A-PPA-5

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that You may bear periodically while You hold the Contract. Certain Portfolios may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the BlackRock Capital Appreciation, MFS(R) Value, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, MFS(R) Total Return, PIMCO Inflation Protected Bond, SSGA Growth ETF, SSGA Growth and Income ETF Portfolios, which are Class E Portfolios, Brighthouse/Franklin Low Duration Total Return and Loomis Sayles Global Markets, which are Class B Portfolios, American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C Portfolios, and the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning Brighthouse Trust I, Brighthouse Trust II and the American Funds(R) fees and expenses are contained in their respective prospectuses. Current prospectuses for the Portfolios can be obtained by calling 800 638-7732. Please read the prospectuses carefully before making your allocations to the Divisions.



MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.27%       1.12%


PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.



                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
-- CLASS 2
 American Funds Bond Fund..................    0.36%     0.25%          0.02%
 American Funds Global Small
  Capitalization Fund......................    0.70%     0.25%          0.04%
 American Funds Growth Fund................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund.........    0.26%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C.....................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C.....................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C.....................    0.06%     0.55%          0.01%
 Brighthouse Asset Allocation 100
  Portfolio -- Class A.....................    0.07%       --           0.01%
 Brighthouse/Franklin Low Duration Total
  Return Portfolio -- Class B..............    0.50%     0.25%          0.05%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class A............    0.56%       --           0.02%
 Clarion Global Real Estate Portfolio --
  Class E..................................    0.61%     0.15%          0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A..................................    0.55%       --           0.03%
 Harris Oakmark International Portfolio --
  Class E..................................    0.77%     0.15%          0.04%
 Invesco Small Cap Growth Portfolio --
  Class E..................................    0.85%     0.15%          0.03%
 Loomis Sayles Global Markets Portfolio --
  Class B..................................    0.70%     0.25%          0.08%
 MFS(R) Research International Portfolio --
  Class A..................................    0.69%       --           0.05%



                                                              TOTAL       FEE WAIVER    NET TOTAL
                                               ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                               FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                    AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------- -------------- ----------- --------------- ----------
-- CLASS 2
 American Funds Bond Fund..................   --             0.63%       --              0.63%
 American Funds Global Small
  Capitalization Fund......................   --             0.99%       --              0.99%
 American Funds Growth Fund................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund.........   --             0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C..................... 0.42%            1.03%       --              1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C..................... 0.43%            1.05%       --              1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C..................... 0.40%            1.02%       --              1.02%
 Brighthouse Asset Allocation 100
  Portfolio -- Class A..................... 0.67%            0.75%       --              0.75%
 Brighthouse/Franklin Low Duration Total
  Return Portfolio -- Class B..............   --             0.80%     0.07%             0.73%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class A............   --             0.58%     0.04%             0.54%
 Clarion Global Real Estate Portfolio --
  Class E..................................   --             0.81%       --              0.81%
 ClearBridge Aggressive Growth Portfolio --
  Class A..................................   --             0.58%     0.02%             0.56%
 Harris Oakmark International Portfolio --
  Class E..................................   --             0.96%     0.02%             0.94%
 Invesco Small Cap Growth Portfolio --
  Class E..................................   --             1.03%     0.02%             1.01%
 Loomis Sayles Global Markets Portfolio --
  Class B..................................   --             1.03%       --              1.03%
 MFS(R) Research International Portfolio --
  Class A..................................   --             0.74%     0.10%             0.64%


                                     A-PPA-6

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                              FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................    0.65%       --           0.04%
 Oppenheimer Global Equity Portfolio --
  Class A........................................    0.66%       --           0.04%
 PIMCO Inflation Protected Bond
  Portfolio -- Class E...........................    0.47%     0.15%          0.50%
 PIMCO Total Return Portfolio -- Class A.........    0.48%       --           0.08%
 SSGA Growth and Income ETF Portfolio --
  Class E........................................    0.31%     0.15%          0.01%
 SSGA Growth ETF Portfolio -- Class E............    0.32%     0.15%          0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A........................................    0.75%       --           0.03%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A...........................    0.65%       --           0.03%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A...........................    0.79%       --           0.06%
 BlackRock Bond Income Portfolio --
  Class A........................................    0.33%       --           0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class E...........................    0.69%     0.15%          0.03%
 Brighthouse Asset Allocation 20
  Portfolio -- Class A...........................    0.09%       --           0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class A...........................    0.06%       --             --
 Brighthouse Asset Allocation 60
  Portfolio -- Class A...........................    0.05%       --             --
 Brighthouse Asset Allocation 80
  Portfolio -- Class A...........................    0.05%       --           0.01%
 Brighthouse/Artisan Mid Cap Value
  Portfolio -- Class A...........................    0.82%       --           0.03%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A...........................    0.46%       --           0.08%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............    0.70%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class A........................................    0.71%       --           0.04%
 Jennison Growth Portfolio -- Class A............    0.60%       --           0.02%
 Loomis Sayles Small Cap Core Portfolio --
  Class A........................................    0.90%       --           0.07%
 Loomis Sayles Small Cap Growth
  Portfolio -- Class A...........................    0.90%       --           0.07%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................    0.25%       --           0.03%
 MetLife Mid Cap Stock Index Portfolio --
  Class A........................................    0.25%       --           0.04%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................    0.30%       --           0.07%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................    0.25%       --           0.06%
 MetLife Stock Index Portfolio -- Class A........    0.25%       --           0.02%
 MFS(R) Total Return Portfolio -- Class E........    0.56%     0.15%          0.05%
 MFS(R) Value Portfolio -- Class E...............    0.70%     0.15%          0.02%
 Neuberger Berman Genesis Portfolio --
  Class A........................................    0.81%       --           0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A...........................    0.60%       --           0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A...........................    0.47%       --           0.03%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                          AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................   --             0.69%     0.02%           0.67%
 Oppenheimer Global Equity Portfolio --
  Class A........................................   --             0.70%     0.10%           0.60%
 PIMCO Inflation Protected Bond
  Portfolio -- Class E...........................   --             1.12%     0.01%           1.11%
 PIMCO Total Return Portfolio -- Class A.........   --             0.56%     0.03%           0.53%
 SSGA Growth and Income ETF Portfolio --
  Class E........................................ 0.20%            0.67%       --            0.67%
 SSGA Growth ETF Portfolio -- Class E............ 0.21%            0.70%       --            0.70%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A........................................   --             0.78%       --            0.78%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A...........................   --             0.68%     0.09%           0.59%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A...........................   --             0.85%     0.12%           0.73%
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.51%       --            0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class E...........................   --             0.87%     0.09%           0.78%
 Brighthouse Asset Allocation 20
  Portfolio -- Class A........................... 0.57%            0.69%     0.02%           0.67%
 Brighthouse Asset Allocation 40
  Portfolio -- Class A........................... 0.59%            0.65%       --            0.65%
 Brighthouse Asset Allocation 60
  Portfolio -- Class A........................... 0.61%            0.66%       --            0.66%
 Brighthouse Asset Allocation 80
  Portfolio -- Class A........................... 0.64%            0.70%       --            0.70%
 Brighthouse/Artisan Mid Cap Value
  Portfolio -- Class A...........................   --             0.85%     0.05%           0.80%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A...........................   --             0.54%       --            0.54%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............   --             0.72%     0.11%           0.61%
 Frontier Mid Cap Growth Portfolio --
  Class A........................................   --             0.75%     0.02%           0.73%
 Jennison Growth Portfolio -- Class A............   --             0.62%     0.08%           0.54%
 Loomis Sayles Small Cap Core Portfolio --
  Class A........................................ 0.03%            1.00%     0.08%           0.92%
 Loomis Sayles Small Cap Growth
  Portfolio -- Class A...........................   --             0.97%     0.09%           0.88%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................   --             0.28%     0.01%           0.27%
 MetLife Mid Cap Stock Index Portfolio --
  Class A........................................ 0.01%            0.30%       --            0.30%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................ 0.01%            0.38%       --            0.38%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................ 0.01%            0.32%       --            0.32%
 MetLife Stock Index Portfolio -- Class A........   --             0.27%     0.01%           0.26%
 MFS(R) Total Return Portfolio -- Class E........   --             0.76%       --            0.76%
 MFS(R) Value Portfolio -- Class E...............   --             0.87%     0.14%           0.73%
 Neuberger Berman Genesis Portfolio --
  Class A........................................   --             0.85%     0.01%           0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A...........................   --             0.62%     0.05%           0.57%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A...........................   --             0.50%       --            0.50%


                                     A-PPA-7

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                           FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A..........    0.56%          --        0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A........    0.47%          --        0.02%



                                                                 TOTAL       FEE WAIVER    NET TOTAL
                                                  ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                  FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                       AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- -------------- ----------- --------------- -----------
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A..........      --          0.60%         0.06%         0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A........      --          0.49%         0.01%         0.48%



The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from April 30, 2018 through April 30, 2019. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios' prospectuses for additional information regarding these arrangements.


Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES


The examples are intended to help You compare the cost of investing in the Deferred Annuities with the cost of investing in other variable annuity contracts. These costs include the Contract Owner Transaction Expenses (described in the first table), the Separate Account Annual Charge and other costs You bear while You hold the Deferred Annuity (described in the second table) and the Total Annual Portfolio Operating Expenses (described in the third table).


EXAMPLE 1.


This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   the underlying Portfolio earns a 5% annual return; and

   o You fully surrender your Deferred Annuity with applicable Early Withdrawal Charges deducted.





                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $937      $1,180      $1,519      $2,671
Minimum........     $852      $  922      $1,085      $1,782


EXAMPLE 2.


This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   the underlying Portfolio earns a 5% annual return; and

                                    A-PPA-8

   o You annuitize (elect a pay-out option under your Deferred Annuity under which You receive income payments over your lifetime or for a period of at least 5 full years) after owning your Deferred Annuity for more than two years or do not surrender your Deferred Annuity. (No Early Withdrawal Charges are deducted.)





                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $237        $730      $1,249      $2,671
Minimum........     $152        $472      $  815      $1,782


EXAMPLE 3.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   You bear the Income Annuity Contract Fee:

   o   the underlying Portfolio earns a 5% annual return; and

   o You annuitize (elect a pay-out option under your Deferred Annuity under which You receive income payments over your lifetime or for a period of at least 5 full years) during the first year (No Early Withdrawal Charges are deducted.)





                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $587      $1,063      $1,565      $2,938
Minimum........     $502      $  811      $1,142      $2,077



                                    A-PPA-9

                            ACCUMULATION UNIT VALUES

--------------------------------------------------------------------------------

                               FOR EACH DIVISION

--------------------------------------------------------------------------------
See Appendix B.


                                    A-PPA-10

                                    METLIFE
--------------------------------------------------------------------------------

Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a $270.2 billion general account portfolio invested primarily in investment grade corporate bonds, structured finance securities, mortgage loans and U.S. Treasury and agency securities, as well as real estate and corporate equity, at December 31, 2017. The Company was incorporated under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York NY 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc.




                      METROPOLITAN LIFE SEPARATE ACCOUNT E
--------------------------------------------------------------------------------

We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments and are not guaranteed by our parent company, MetLife, Inc., or by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While MetLife does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.




                               VARIABLE ANNUITIES
--------------------------------------------------------------------------------

There are two types of variable annuities described in this Prospectus:
Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the Divisions You choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus. The Prospectus describes the material features of the Deferred Annuities and the Income Annuities.


The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment company under the 1940 Act. Income Annuities and the variable pay-out options under the Deferred Annuities have a


                                    A-PPA-11
fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed annuity payments are subject to our financial strength and claims-paying ability.


The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to employers, associations, trusts or other groups for their employees, members or participants.


A DEFERRED ANNUITY


You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All individual retirement plan(s) ("IRA(s)") receive tax deferral under the Internal Revenue Code ("Code"). There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity in an IRA such as the availability of a guaranteed income for life or the death benefit.


NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If a non-natural person, such as a trust, is the Owner of a non-qualified Deferred Annuity, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a beneficiary under the Deferred Annuity will generally, eliminate the beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Deferred Annuity and the living (if any) and/or death benefits.


A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when You either take all of your money out of the account or You elect "income" payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."


We no longer make this Deferred Annuity available, however, current Contract Owners may continue to make additional purchase payments, and new participants may enroll under any issued group Contract.



AN INCOME ANNUITY

An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments You receive will depend on such things as the income payment type You choose, your investment choices and the amount of your purchase payment.

The Income Annuities are no longer available.



                            YOUR INVESTMENT CHOICES
--------------------------------------------------------------------------------

Brighthouse Trust I, Brighthouse Trust II and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the Divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds(R) Portfolios, which are Class 2, and the following Brighthouse Trust I and Brighthouse Trust II Portfolios: BlackRock Capital Appreciation, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, MFS(R) Total Return, MFS(R) Value, PIMCO Inflation Protected Bond, SSGA Growth ETF, SSGA Growth and Income ETF Portfolios, which are Class E, Brighthouse/Franklin Low Duration Total Return and Loomis Sayles Global Markets, which are Class B, American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation and American Funds(R) Moderate Allocation, which are Class C.



                                    A-PPA-12

The investment choices are listed in alphabetical order below (based upon the Portfolio's legal names). (See Appendix D -- "Portfolio Legal and Marketing Names.") The Divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. While the Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. The degree of investment risk You assume will depend on the Divisions You choose. Since your Account Value or income payments are subject to the risks associated with investing in stocks and bonds, your Account Value and/or variable income payments based on amounts allocated to the Divisions may go down as well as up.


Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 1 800-638-7732 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment manager and any sub-investment manager.



               PORTFOLIO                         INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
-------------------------------------- ---------------------------------------- ------------------------------------------
AMERICAN FUNDS(R)
American Funds Bond Fund               Seeks as high a level of current         Capital Research and Management
                                       income as is consistent with the         Companysm
                                       preservation of capital.
American Funds Global Small            Seeks long-term growth of capital.       Capital Research and Management
 Capitalization Fund                                                            Companysm
American Funds Growth Fund             Seeks growth of capital.                 Capital Research and Management
                                                                                Companysm
American Funds Growth-Income           Seeks long-term growth of capital and    Capital Research and Management
 Fund                                  income.                                  Companysm
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced             Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Allocation Portfolio                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
American Funds(R) Growth Allocation    Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio
American Funds(R) Moderate             Seeks a high total return in the form    Brighthouse Investment Advisers, LLC
 Allocation Portfolio                  of income and growth of capital, with
                                       a greater emphasis on income.
Brighthouse Asset Allocation 100       Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Franklin Low Duration      Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
 Total Return Portfolio                while seeking preservation of            Subadviser: Franklin Advisers, Inc.
                                       shareholders' capital.
Brighthouse/Wellington Large Cap       Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Research Portfolio                                                             Subadviser: Wellington Management
                                                                                Company LLP
Clarion Global Real Estate Portfolio   Seeks total return through investment    Brighthouse Investment Advisers, LLC
                                       in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current    LLC
                                       income.


                                    A-PPA-13

                PORTFOLIO                            INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------------- ----------------------------------------- ------------------------------------------
ClearBridge Aggressive Growth             Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: ClearBridge Investments,
                                                                                    LLC
Harris Oakmark International              Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Harris Associates L.P.
Invesco Small Cap Growth Portfolio        Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Markets              Seeks high total investment return        Brighthouse Investment Advisers, LLC
 Portfolio                                through a combination of capital          Subadviser: Loomis, Sayles &
                                          appreciation and income.                  Company, L.P.
MFS(R) Research International Portfolio   Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Morgan Stanley Mid Cap Growth             Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Morgan Stanley
                                                                                    Investment Management Inc.
Oppenheimer Global Equity Portfolio       Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond            Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio                                consistent with preservation of capital   Subadviser: Pacific Investment
                                          and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio              Seeks maximum total return,               Brighthouse Investment Advisers, LLC
                                          consistent with the preservation of       Subadviser: Pacific Investment
                                          capital and prudent investment            Management Company LLC
                                          management.
SSGA Growth and Income ETF                Seeks growth of capital and income.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: SSGA Funds
                                                                                    Management, Inc.
SSGA Growth ETF Portfolio                 Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: SSGA Funds
                                                                                    Management, Inc.
T. Rowe Price Mid Cap Growth              Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Victory Sycamore Mid Cap Value            Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio                                equity securities of mid-sized            Subadviser: Victory Capital
                                          companies.                                Management Inc.
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Baillie Gifford Overseas
                                                                                    Limited
BlackRock Bond Income Portfolio           Seeks a competitive total return          Brighthouse Investment Advisers, LLC
                                          primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                          fixed-income securities.
BlackRock Capital Appreciation            Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20           Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Portfolio                                with growth of capital as a secondary
                                          objective.


                                    A-PPA-14

                PORTFOLIO                           INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------------- ---------------------------------------- ------------------------------------------
Brighthouse Asset Allocation 40           Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio                                income and growth of capital, with a
                                          greater emphasis on income.
Brighthouse Asset Allocation 60           Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio                                of current income and growth of
                                          capital, with a greater emphasis on
                                          growth of capital.
Brighthouse Asset Allocation 80           Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Artisan Mid Cap Value         Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Artisan Partners Limited
                                                                                   Partnership
Brighthouse/Wellington Balanced           Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio                                with some current income.                Subadviser: Wellington Management
                                                                                   Company LLP
Brighthouse/Wellington Core Equity        Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                  income over time and, secondarily,       Subadviser: Wellington Management
                                          long-term capital appreciation and       Company LLP
                                          current income.
Frontier Mid Cap Growth Portfolio         Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Frontier Capital
                                                                                   Management Company, LLC
Jennison Growth Portfolio                 Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core              Seeks long-term capital growth from      Brighthouse Investment Advisers, LLC
 Portfolio                                investments in common stocks or          Subadviser: Loomis, Sayles &
                                          other equity securities.                 Company, L.P.
Loomis Sayles Small Cap Growth            Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Loomis, Sayles &
                                                                                   Company, L.P.
MetLife Aggregate Bond Index              Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio                                Bloomberg Barclays U.S. Aggregate        Subadviser: MetLife Investment
                                          Bond Index.                              Advisors, LLC
MetLife Mid Cap Stock Index               Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio                                Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                          Composite Stock Price Index.             Advisors, LLC
MetLife MSCI EAFE(R) Index Portfolio      Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
                                          MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                                   Advisors, LLC
MetLife Russell 2000(R) Index Portfolio   Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
                                          Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                                   Advisors, LLC
MetLife Stock Index Portfolio             Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
                                          Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                          Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio             Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                          investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                   Services Company

                                    A-PPA-15

              PORTFOLIO                         INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
------------------------------------ ----------------------------------------- ------------------------------------------
MFS(R) Value Portfolio+              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
MFS(R) Value Portfolio               Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
Neuberger Berman Genesis Portfolio   Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
                                     principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                               Investment Advisers LLC
T. Rowe Price Large Cap Growth       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: T. Rowe Price Associates,
                                                                               Inc.
T. Rowe Price Small Cap Growth       Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: T. Rowe Price Associates,
                                                                               Inc.
Western Asset Management Strategic   Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio        consistent with preservation of           Subadviser: Western Asset
                                     capital.                                  Management Company
Western Asset Management             Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio           consistent with preservation of capital   Subadviser: Western Asset
                                     and maintenance of liquidity.             Management Company



++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Portfolios have been subject to a change. Please see Appendix C --"Additional Information Regarding the Portfolios."


INVESTMENT CHOICES WHICH ARE FUND OF FUNDS


The following Portfolios available within Brighthouse Trust I and Brighthouse Trust II are "fund of funds":


Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio

"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.


                                    A-PPA-16

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS



Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The Contract or other correspondence we provide You will indicate the Divisions that are available to You. Your investment choices may be limited because:

   o Your employer, association or other group contract holder limits the available Divisions.

   o   We have restricted the available Divisions.

   o   Some of the Divisions are not approved in your state.

The Divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of Brighthouse Trust I, Brighthouse Trust II or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of Brighthouse Trust I, Brighthouse Trust II and American Funds(R) Portfolios are made available only through various insurance company annuities and life insurance policies.

Brighthouse Trust I, Brighthouse Trust II and American Funds(R) are each a "series" type fund registered with the SEC as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of Brighthouse Trust I and Brighthouse Trust II pay Brighthouse Investment Advisers, LLC a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for Brighthouse Trust I, Brighthouse Trust II and American Funds(R).



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS


An investment manager or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") where MetLife, Inc. retained an ownership interest of 19.2% non-voting common stock outstanding of Brighthouse Financial, Inc. Brighthouse subsidiaries include Brighthouse Investment Advisers, LLC, which serves as the investment adviser for the Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and Our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby we receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. As of December 31, 2017, approximately 85% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative



                                    A-PPA-17

Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.


Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in each Portfolio's prospectus. (See the Fee Table and "Who Sells the Deferred Annuities and Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment return.


PORTFOLIO SELECTION


We select the Portfolios offered through the Contracts based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment manager are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.




                               DEFERRED ANNUITIES
--------------------------------------------------------------------------------
This Prospectus describes the following Deferred Annuities under which You can accumulate money:


   o   Non-Qualified

   o   Traditional IRAs (Individual Retirement Annuities)

   o   Roth IRAs (Roth Individual Retirement Annuities)

   o SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual Retirement Annuities)

   o   SEPs (Simplified Employee Pensions)

These Deferred Annuities may be issued either to You as an individual or to a group (in which case You are then a participant under the group's Deferred Annuity). Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder.


THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how You may be affected.


                                    A-PPA-18

AUTOMATED INVESTMENT STRATEGIES


There are five automated investment strategies available to You. We created these investment strategies to help You manage your money. You decide if one is appropriate for You based upon your risk tolerance and savings goals. These investment strategies are available to You without any additional charges. As with any investment program, no strategy can guarantee a gain -- You can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.


THE EQUITY GENERATOR(R): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division, based on your selection. If your Fixed Interest Account Value at the time of a scheduled transfer is zero, this strategy is automatically discontinued.


As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and You never request allocation changes or transfers, You will not pay more in Early Withdrawal Charges than your Contract earns. Early Withdrawal Charges may be taken from any of your earnings.


THE EQUALIZERSM: You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. Each quarter, amounts are transferred between the Fixed Interest Account and your chosen Division to make the value of each equal. For example, if You choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(R): You select a specific asset allocation for your entire Account Value from among the Divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Value in each option back to your original allocation. In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.

THE INDEX SELECTOR(R): You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account Value is allocated among the MetLife Aggregate Bond Index, MetLife Stock Index, MetLife MSCI EAFE(R) Index, MetLife Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account. Each quarter, the percentage in each of these Divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the Divisions and the Fixed Interest Account.

In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.


We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.


The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative (where applicable).


You may choose another Index Selector(R) strategy or terminate your Index Selector(R) strategy at any time. If You choose another Index Selector(R) strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to select the Index Selector(R) strategy again, You must select from the asset allocation models available at that time.


THE ALLOCATORSM: Each month, a dollar amount You choose is transferred from the Fixed Interest Account to any of the Divisions You choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account Value is exhausted, this strategy is automatically discontinued.


The Equity Generator(R) and the Allocator(SM) are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You wish to continue the strategy through periods of fluctuating prices.

We will terminate all transactions under any automated investment strategy upon notification of your death.

                                    A-PPA-19

PURCHASE PAYMENTS

There is no minimum purchase payment.

You may continue to make purchase payments while You receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, debit authorization, salary reduction or salary deduction. You may make purchase payments to your Deferred Annuity whenever You choose, up to the date You begin receiving payments from a pay-out option.


ALLOCATION OF PURCHASE PAYMENTS


You decide how your money is allocated among the Fixed Interest Account and the Divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

If You choose to make an allocation to the asset allocation Divisions with your initial purchase payment, 100% of your allocation to the investment choices must be to only one of the asset allocation Divisions. After the initial purchase payment has been made, You may allocate subsequent purchase payments or make transfers from any asset allocation Division to any investment choice or to one or more of the asset allocation Divisions. We reserve the right to make certain changes to the Divisions. (See "Your Investment Choices -- Portfolio Selection.")



AUTOMATED PURCHASE PAYMENTS

If You purchase a Traditional IRA, a Roth IRA or a Non-Qualified Deferred Annuity, You may elect to have purchase payments made automatically. With "automatic payroll deduction" your employer deducts an amount from your salary and makes the purchase payment for You. With purchase payments through debit authorization your bank deducts money from your bank account and makes the purchase payment for You.


ELECTRONIC APPLICATIONS


When circumstances permit, we may be able to electronically submit your complete initial application to your Administrative Office. If You elect to use this process, our local office or your sales representative (where applicable) will actually transmit the record of your purchase payment and application. Your actual purchase payment, application and other related documents will then be forwarded to your Administrative Office. We may, for certain Deferred Annuities, treat the electronic purchase payment as though we had received payment at your Administrative Office in order to credit and value the purchase payment.


We may do this if:


   o The electronic purchase payment is received at your Administrative Office and accompanied by a properly completed electronic application record; and



   o Your money, application and other documentation are received in Good Order at your Administrative Office within five business days following the transmission of the electronic record. Generally, the electronic record is received at your Administrative Office the business day following its transmission by the sales representative or local office.

If, however, your purchase payment and paper copy of the application are received at your Administrative Office before the electronic record, then your purchase payment will be credited and valued as of the date it is received.



LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

   o   Federal tax laws;

   o Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling You in writing at least 90 days in advance;


                                    A-PPA-20

   o Regulatory requirements. For example, if You reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after You have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to You after You turn age 60; or after You turn age 63, if the Deferred Annuity was issued before You were age 61;

   o Retirement, for certain Deferred Annuities. You may no longer make purchase payments if You retire;

   o   Leaving your job (for the SEP and SIMPLE Deferred Annuity).


THE VALUE OF YOUR INVESTMENT


Accumulation Units are credited to You when You make purchase payments or transfers into a Division. When You withdraw or transfer money from a Division, Accumulation Units are liquidated. We determine the number of Accumulation Units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each Division:


   o First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

   o Finally, we multiply the previous Accumulation Unit Value by this result.


EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS


Assume You make a purchase payment of $500 into one Division and that Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 Accumulation Units.




  $500
------
          =   50 Accumulation Units
   $10


CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

           $10.00 x .95 = $9.50 is the new Accumulation Unit Value


TRANSFERS


You may make tax-free transfers between Divisions or between the Divisions and the Fixed Interest Account. For us to process a transfer, You must tell us:


   o   The percentage or dollar amount of the transfer;


   o The Divisions (or Fixed Interest Account) from which You want the money to be transferred;

   o The Divisions (or Fixed Interest Account) to which You want the money to be transferred; and


   o Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.


                                    A-PPA-21

Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.


For additional transfer restrictions (see "General Information -- Valuation -- Suspension of Payments").


WE MAY REQUIRE YOU TO:

   o   Use our forms;


   o Maintain a minimum Account Value (if the transfer is in connection with an automated investment strategy); or


   o Transfer a minimum amount if the transfer is in connection with the Allocator.


RESTRICTIONS ON TRANSFERS



RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios. In addition, as described below, we intend to treat all American Funds(R) as Monitored Portfolios. We monitor transfer/reallocation activity in the following Monitored Portfolios:


     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their Portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures.



                                    A-PPA-22

Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire


                                    A-PPA-23
omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



ACCESS TO YOUR MONEY



You may withdraw either all or part of your Account Value from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Value, if less). To process your request, we need the following information:


   o   The percentage or dollar amount of the withdrawal; and


   o The Divisions (or Fixed Interest Account) from which You want the money to be withdrawn.


Your withdrawal may be subject to income taxes, tax penalties and Early Withdrawal Charges.

Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


You may submit a written withdrawal request, which must be received at your Administrative Office on or before the date the pay-out phase begins, that indicates that the withdrawal should be processed as of the date the pay-out phase begins, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit Value calculated as of the date the pay-out phase begins.



SYSTEMATIC WITHDRAWAL PROGRAM


If we agree and if approved in your state, You may choose to automatically withdraw a specific dollar amount or a percentage of your Account Value each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Early Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Value will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments You would receive from a Deferred Annuity pay-out option or under an Income Annuity.

If You elect to withdraw a dollar amount, we will pay You the same dollar amount each Contract Year. If You elect to withdraw a percentage of your Account Value, each Contract Year, we recalculate the amount You will receive based on your new Account Value.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Divisions in which You have an Account Value.



                                    A-PPA-24

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If You choose to receive a percentage of your Account Value, we will determine the amount payable on the date these payments begin. When You first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if You select to receive payments on a monthly basis with the percentage of your Account Value You request equaling $12,000, and there are six months left in the Contract Year, we will pay You $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay You over the Contract Year either the amount that You chose or an amount equal to the percentage of your Account Value You chose. For example, if You select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Value equals $12,000 at the start of a Contract Year, we will pay You $1,000 a month.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Divisions in which You then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in Good Order at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should request payment by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month on the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made at any time. If You make any of these changes, we will treat your request as though You were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at your Administrative Office at least 30 days in advance.

Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us at your Administrative Office. We will also terminate your participation in the program upon notification of your death.

Systematic Withdrawal Program payments may be subject to an Early Withdrawal Charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When You first elect the program, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the Early Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.



MINIMUM DISTRIBUTION


In order for You to comply with certain tax law provisions, You may be required to take money out of your Deferred Annuity. Rather than receiving your required minimum distribution in one annual lump-sum payment, You may request that we pay it to You in installments throughout the calendar year. However, we may require that You maintain a certain Account Value at the time You request these payments. We will terminate your participation in the program upon notification of your death.



ANNUAL CONTRACT FEE

There is no Separate Account Annual Contract Fee.


   o For the Non-Qualified, Traditional IRA, Roth IRA and SEP Deferred Annuities, You pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Value is less than $20,000 and You are not enrolled in the check-o-matic or automatic payroll deduction programs.



                                    A-PPA-25

   o For the SIMPLE IRA Deferred Annuity, You pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than $20,000 and You do not make a purchase payment during the Contract Year.


CHARGES



There are two types of charges You pay while You have money in a Division:


   o   Insurance-related charge (or Separate Account charge), and

   o   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Early Withdrawal Charge may not fully cover all of the sales and deduction expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Contract charges.


The Separate Account charge You pay will not reduce the number of Accumulation Units credited to You. Instead, we deduct the charge as part of the calculation of the Accumulation Unit Value.



INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount You have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity. MetLife guarantees that the Separate Account insurance-related charge will not increase while You have this Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.


The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your "pay-in" phase is larger than your Account Value. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).



INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on which Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES


Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Values and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Values or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.


Premium taxes, if applicable, depend on the Deferred Annuity You purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Value, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion,



                                    A-PPA-26
determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


We reserve the right to deduct from the Deferred Annuity for any income taxes which we incur because of the Deferred Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Deferred Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Deferred Annuity, and in that event we may deduct such tax from the Deferred Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.


EARLY WITHDRAWAL CHARGES


An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within seven years of when they were credited to your Deferred Annuity. The Early Withdrawal Charge does not apply in certain situations or upon the occurrence of certain events or circumstances. To determine the Early Withdrawal Charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or Divisions from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an Early Withdrawal Charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the Early Withdrawal Charge, we will then withdraw it from the Fixed Interest Account and the Divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. However, if the Early Withdrawal Charge is greater than the available purchase payments, then we will take the Early Withdrawal Charges, in whole or in part, from your earnings.

For partial withdrawals, the Early Withdrawal Charge is determined by dividing the amount that is subject to the Early Withdrawal Charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the Early Withdrawal Charge. We will treat your request as a request for a full withdrawal if your Account Value is not sufficient to pay both the requested withdrawal and the Early Withdrawal Charge.


For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an Early Withdrawal Charge and pay You the rest.

The Early Withdrawal Charge on purchase payments withdrawn is as follows:


 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     7%
               2                     6%
               3                     5%
               4                     4%
               5                     3%
               6                     2%
               7                     1%
           8 & Later                 0%

The Early Withdrawal Charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of Early Withdrawal Charges we collect. However, we believe that our sales costs may exceed the Early Withdrawal Charges we collect. If so, we will pay the difference out of our general profits.


WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge You the Early Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet one of the conditions listed below.

GENERAL. We may elect to reduce or eliminate the amount of the early withdrawal Charge when the Contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract, or if a prospective purchaser already had a relationship with us.


                                    A-PPA-27

You do not pay an Early Withdrawal Charge:


   o On transfers You make within your Deferred Annuity among Divisions and transfers to or from the Fixed Interest Account.


   o   On withdrawals of purchase payments You made over seven years ago.

   o If You choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

   o If You die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.


   o If your Contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the Contract, that portion of the Account Value that equals the "step up" portion of the death benefit.



   o   If You withdraw up to 10% of your Account Value each Contract Year.
       This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time You make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% will You have to pay Early Withdrawal Charges.


   o If the withdrawal is required for You to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if You have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Code.

   o Because You accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.


   o Subject to availability in your state, if the Early Withdrawal Charge that would apply if not for this provision (1) would constitute less than 0.50% of your Account Value and (2) You transfer your total Account Value to certain eligible contracts issued by MetLife or one of its affiliated companies and we agree.


   o Except in the state of Massachusetts, on your first withdrawal to which an Early Withdrawal Charge would otherwise apply, and either You or your spouse:

       o Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or

       o Is diagnosed with a terminal illness and not expected to live more than a year.

   o If You have transferred money which is not subject to a withdrawal charge (because You have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.


WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If You transferred money from certain eligible MetLife contracts into a Deferred Annuity, You may have different Early Withdrawal Charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.


                                    A-PPA-28

   o   Amounts transferred before January 1, 1996:

       We credit your transfer amounts with the time You held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges (determined as previously described) for transferred amounts from your original
       Contract:


 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     5%
               2                     4%
               3                     3%
               4                     2%
               5                     1%
         6 and Beyond                0%

   o   Amounts transferred on or after January 1, 1996:

       o For certain Contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original Contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges for transferred amounts from your original
           Contract:


 AFTER THE TRANSFER     PERCENTAGE
--------------------   -----------
          1                5%
          2                4%
          3                3%
          4                2%
          5                1%
    6 and Beyond           0%

       o If we issued the other Contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other Contract as if they were made under the Deferred Annuity as of the date we received them under that Contract.

   o Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time You held them under your original Contract.


DIVORCE. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.



FREE LOOK


You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).

Presently, MetLife offers another deferred annuity which has different features and different charges and expenses than the Deferred Annuity. Currently, MetLife is offering holders of the Deferred Annuity the ability to exchange the Deferred Annuity for this other deferred annuity, if certain criteria are met and if we believe the exchange is appropriate. The exchange offer is not approved in all states. Those Contract Owners who are interested in receiving more information about the exchange offer should contact their representative.



                                    A-PPA-29

DEATH BENEFIT


One of the insurance guarantees we provide You under your Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies). If You die during the pay-in phase, the death benefit the beneficiary receives will be the greatest of:


   o   Your Account Value;



   o Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or


   o The total of all of your purchase payments less any partial withdrawals (including any applicable Early Withdrawal Charge).

The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method.


Until the beneficiary (or each beneficiary if there are multiple beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk.

Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Value in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions until each of the other beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take the payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.


If permitted in the Contract, if the beneficiary is your spouse, he/she may be substituted as the purchaser of the Deferred Annuity and continue the Contract under the terms and conditions of the Contract that applied prior to the Owner's death, with certain exceptions described in the Contract. In that case, the Account Value will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in a Division and the Fixed Interest Account as each bears to the total Account Value.) If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Value as of December 31 following the end of the fifth Contract Year and every other five-year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable Early Withdrawal Charges will be assessed against future withdrawals.

Your beneficiary may also continue the Traditional IRA Deferred Annuity in your name. In that case the Account Value is reset to equal the death benefit on the date the beneficiary submits the necessary documentation in Good Order. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in a Division and the Fixed Interest Account as each bears to the total Account Value.) There is no second death benefit payable upon the death of the beneficiary. Your beneficiary may not make additional purchase payments; he or she is permitted to make transfers. Your beneficiary will not bear any Early Withdrawal Charges.


There is no death benefit after the pay-out phase begins, however, depending on the pay-out option you select, any remaining guarantee will be paid to your beneficiary.


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TOTAL CONTROL ACCOUNT

The beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


PAY-OUT OPTIONS (OR INCOME OPTIONS)


You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Value (less any premium taxes and applicable Contract fees), then we apply the net amount to the option. (See "Income Taxes" for a discussion of partial annuitization.) You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. However, if You annuitize within two years of purchasing the Deferred Annuity, a $350 Contract fee applies. We are currently waiving this fee. The variable pay-out option may not be available in all states.


When considering a pay-out option, You should think about whether You want:

   o Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

   o   A fixed dollar payment or a variable payment; and

   o   A refund feature.


Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which You will receive your income payments. If You do not tell us otherwise, your Fixed Interest Account Value will be used to provide a Fixed Income Option and your Separate Account Value will be used to provide a variable pay-out income option.


You can change or extend the date income payments begin at any time before the date specified in the Contract with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.

Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase.



                                INCOME ANNUITIES
--------------------------------------------------------------------------------

Income Annuities provide You with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, You may receive your payments on a monthly, quarterly, semi-annual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that You begin receiving payments immediately or You can apply the Account Value of



                                    A-PPA-31
your Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, You may defer receiving payments from us for one year after You have purchased an immediate annuity. You bear any investment risk during any deferral period. We no longer offer the Income Annuities.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If You annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

Using proceeds from the following types of arrangements, You may purchase Income Annuities to receive immediate payments:

o       Non-Qualified
o       Traditional IRA

o       Roth IRA
o       SEP IRA

o       SIMPLE IRA

If You have accumulated amounts in any of your employer's, association's or group's investment vehicles (for example, Traditional IRAs, Roth IRAs, 401(k)s, Keoghs, 401(a)s, 403(b)s or 457s or SIMPLE IRAs after two years), your lump sum rollover or transfer from that investment vehicle may be used to purchase an appropriate Income Annuity as long as applicable Federal income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how You may be affected.


INCOME PAYMENT TYPES

Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when You decide to take a pay-out option or at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

   o Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

   o Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.


   o Beneficiary: the person who receives continuing payments/or a lump sum payment if the Owner dies.


Many times, the Owner and the Annuitant are the same person.

When deciding how to receive income, consider:

   o   The amount of income You need;

   o   The amount You expect to receive from other sources;

   o   The growth potential of other investments; and

   o   How long You would like your income to last.


Your income payment amount will depend in large part on the type of income payment You choose. For example, if You select a "Lifetime Income Annuity for Two," your payments will typically be lower than if You select a "Lifetime Income Annuity." Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or Joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger. Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than those guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. We reserve the



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right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. Tax rules with respect to decedent Contracts may prohibit election of Lifetime Income for Two income types and/or may also prohibit payments for as long as the Owner's life in certain circumstances. The terms of your Contract will determine when your income payments start and the frequency with which You will receive your income payments. When You select an income type, it will apply to both fixed income payments and variable income payments.


We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations.

The following income payment types are available:


LIFETIME INCOME ANNUITY: A variable income that is paid as long as the Annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Owner of the annuity (or the beneficiary, if the Owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the Annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the Annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the Annuitant dies before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two Annuitants is living. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Owner of the annuity (or the beneficiary, if the Owner dies during the guarantee period) until the end of the guaranteed period. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either Annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both Annuitants die before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a Contract with this income payment type. If the Owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.



MINIMUM SIZE OF YOUR INCOME PAYMENT

Your initial income payment must be at least $50. If You live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to provide this minimum initial income payment.


ALLOCATION


You decide what portion of your income payment is allocated among the Fixed Income Option and the Divisions.


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THE VALUE OF YOUR INCOME PAYMENTS

AMOUNT OF INCOME PAYMENTS


Variable income payments from a Division will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains fixed for the duration of the Contract if no reallocations are made.


The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.


Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then-current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the Annuitant that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the Owner will be given the benefit of the higher rates.



ANNUITY UNITS


Annuity Units are credited to You when You make a purchase payment or make a reallocation into a Division. Before we determine the number of Annuity Units to credit to You, we reduce a purchase payment (but not a reallocation) by any premium taxes and the Contract fee, if applicable. We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to a Division) by the Annuity Unit Value on the date of the transaction. The result is the number of Annuity Units credited for that Division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When You reallocate an income payment from a Division, Annuity Units supporting that portion of your income payment in that Division are liquidated.



AIR

 Your income payments are determined by using the AIR to benchmark the investment experience of the Divisions You select. We currently offer a 3% and 4% AIR. Certain states may require a different AIR or a cap on what AIR may be chosen. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.


The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.



                                    A-PPA-34

VALUATION


This is how we calculate the Annuity Unit Value for each Division:


   o First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

   o Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

   o   Finally, we multiply the previous Annuity Unit Value by this result.


REALLOCATIONS


You may make reallocations among the Divisions or from the Divisions to the Fixed Income Option. Once You reallocate your income payment into the Fixed Income Option You may not later reallocate amounts from the Fixed Income Option to the Divisions. If You reside in certain states You may be limited to four options (including the Fixed Interest Option).

Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the Divisions or other funds to generate your income payments.


Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange on that business day. All other reallocation requests in Good Order will be processed on the next business day.

For us to process a reallocation, You must tell us:

   o   The percentage of the income payment to be reallocated;


   o   The Divisions from which You want the income payment to be reallocated;
       and



   o The Divisions or Fixed Income Option (and the percentages allocated to each) to which You want the income payment to be reallocated.

When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.



   o First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;


   o Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

   o Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation; and

   o Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.


When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.


You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a beneficiary's ability to make a reallocation.


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Here are examples of the effect of a reallocation on the income payment:


   o Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 + ($125 - $100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)



   o Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will also be made to the number of Annuity Units in both Divisions as well.)



RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios. In addition, as described below, we intend to treat all American Funds(R) as Monitored Portfolios. We monitor transfer/reallocation activity in the following Monitored Portfolios:


     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their Portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures.



                                    A-PPA-36

Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire


                                    A-PPA-37
omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



CONTRACT FEE


A one time $350 Contract fee is taken from your purchase payment when You purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the Divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping. We are currently waiving this fee.



CHARGES


There are two types of charges You pay if You allocate any of your income payment to the Divisions:


   o   Insurance-related charge (or Separate Account charge); and

   o   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain Contract charges.


The Separate Account charge You pay will not reduce the number of Annuity Units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.



INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).


INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on the Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when You make the purchase payment.


                                    A-PPA-38

Premium taxes, if applicable, depend on the Income Annuity You purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

We reserve the right to deduct from the Income Annuity for any income taxes which we incur because of the Income Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Income Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Income Annuity, and in that event we may deduct such tax from the Income Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.


FREE LOOK


You may cancel your Income Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The "free look" may also vary depending on your age and whether You purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payment or (ii) the value of your Accumulation Units as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).


If You do not cancel your Income Annuity during the "free-look" period, your decision to purchase the Income Annuity is irrevocable.

You do not have a "free look" if You are electing income payments in the pay-out phase of your Deferred Annuity.



                              GENERAL INFORMATION
--------------------------------------------------------------------------------
ADMINISTRATION


All transactions will be processed in the manner described below.


PURCHASE PAYMENTS


Send your purchase payments, by check, cashier's check or certified check made payable to "MetLife," to your Administrative Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments.


We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.


Purchase payments (including any portion of your Account Value under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in Good Order at your Administrative Office, except when they are received:


   o On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

                                    A-PPA-39

   o   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.


We reserve the right to credit your initial purchase payment to You within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which You are a participant or member must identify You on their reports to us and tell us how your money should be allocated among the Divisions and the Fixed Interest Account/Fixed Income Option.



CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. You may elect to have your income payments sent to your residence or have us deposit payments directly into your bank account. Periodically, You may receive additional information from us about the Income Annuity. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


PROCESSING TRANSACTIONS

We permit You to request transactions by mail and telephone. We make Internet access available to You for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.


If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an Owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.



BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to You include:


   o   Account Value


   o   Unit Values

   o   Current rates for the Fixed Interest Account

   o   Transfers

   o   Changes to investment strategies

   o   Changes in the allocation of future purchase payments.


For your Deferred Annuity in the pay-out phase or Income Annuity, You may obtain information and initiate transactions through our toll-free number, 1-800-638-7732. Our customer service consultants are available by telephone between 8 a.m. and 6 p.m. Eastern Time each business day.


Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.


                                    A-PPA-40

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at your Administrative Office to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



TELEPHONE AND COMPUTER SYSTEMS


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to your Administrative Office.


Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.

We are not responsible or liable for:

   o any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or

   o any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.


AFTER YOUR DEATH


If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. For example, if You request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint Annuitant or pay your beneficiary a refund.



ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA ("Employee Retirement Income Security Act of 1974") annuity Contracts to be abandoned after a period of inactivity of three to five years from the Contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary of the Contract Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7732 to make such changes.



                                    A-PPA-41

MISSTATEMENT


We may require proof of age or sex (where permitted) of the Annuitant, Owner, or beneficiary before making any payments under this Contract that are measured by the Annuitant's, Owner's, or beneficiary's life. If the age or sex (where permitted) of the Annuitant, Owner, or beneficiary has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age and sex (where permitted).


Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any under payments.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing your requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as You and your Contract. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of your confidential information or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



THIRD PARTY REQUESTS


Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners, and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.



VALUATION -- SUSPENSION OF PAYMENTS


We separately determine the Accumulation Unit Value and Annuity Unit Value for each Division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.

When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of Annuity Units You receive on the next available Annuity Unit Value.


We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

   o rules of the SEC so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

   o   during any other period when the SEC by order so permits.

                                    A-PPA-42

ADVERTISING PERFORMANCE



We periodically advertise the performance of the Divisions. You may get performance information from a variety of sources including your quarterly statements, your sales representative (where applicable), the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an Accumulation (or Annuity) Unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of Early Withdrawal Charges. Early Withdrawal Charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable Early Withdrawal Charges since the Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the Divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Brighthouse Trust I, Brighthouse Trust II and American Funds(R) Portfolios since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities or Income Annuities had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.


We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.


We may state performance for the Divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in Annuity Unit Value.


We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.


                                    A-PPA-43

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and the average of investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable Separate Account charge (rather than the maximum), as well as the Annuity Unit Values and the investment-related charge.

An illustration should not be relied upon as a guarantee of future results.

Historical performance information should not be relied on as a guarantee of future performance results.

Past performance is no guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and Early Withdrawal Charges.


CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY



We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity Owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:


   o   To operate the Separate Account in any form permitted by law.

   o To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations transactions permitted.


   o To transfer any assets in a Division to another Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Divisions in the Separate Account.



   o To substitute for the Portfolio shares in any Division, the shares of another class of Brighthouse Trust I, Brighthouse Trust II or the shares of another investment company or any other investment permitted by law.


   o To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.

   o To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.


If any changes result in a material change in the underlying investments of a Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.



VOTING RIGHTS


Based on our current view of applicable law, You have voting interests under your Deferred Annuity or Income Annuity concerning Brighthouse Trust I, Brighthouse Trust II or American Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.


You are entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your


                                    A-PPA-44
voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners or Annuitants may control the outcome of a vote. Shares of Brighthouse Trust I, Brighthouse Trust II or American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:
The shares for which voting instructions are received; and

The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.


WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES


MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities and Income Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities and Income Annuities). MLIDC does not retain any fees under the Deferred Annuities and Income Annuities.


MLIDC's principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as well as the securities commissions in the states in which it operates, and is a member of the Financial Regulatory Industry Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Deferred Annuities are sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Deferred Annuities may also be sold through the mail, the Internet or by telephone.


There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities. MLIDC pays compensation based upon a "gross dealer concession" model. With respect to the Deferred Annuities, the gross dealer concession ranges from 0% to 6% of each purchase payment and, starting in the second Contract Year, 0.18% of the Account Value or amount available from which income payments are made each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession credited upon an annuitization depends on several factors, including the number of years the Contract has been in force.

We may make payments to MLIDC that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for MLIDC's management team, advertising expenses, and other expenses of distributing the Contracts. MLIDC's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with MLIDC. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines directly from us or the distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to different compensation rates. Ask your sales representative (where applicable) for further information about what your sales representative (where applicable) and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market our variable annuity



                                    A-PPA-45
contracts. These organizations are compensated for their sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Values their members hold in the Contract. We also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.



FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY



We may not cancel your Income Annuity.


We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 36 consecutive months and your Account Value is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we cancel a Deferred Annuity issued in New York, we will return the full Account Value. In all other cases, You will receive an amount equal to what You would have received if You had requested a total withdrawal of your Account Value. Federal tax law may impose additional restrictions on our right to cancel your IRA and Roth IRA Deferred Annuity. Early Withdrawal Charges may apply.

We will not terminate any Contract if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if your plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Account Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.




                                  INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


                                    A-PPA-46

NON-QUALIFIED ANNUITY CONTRACTS

This discussion assumes the Contract is an annuity Contract for Federal income tax purposes, that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "qualified" contracts.


ACCUMULATION


Generally, an Owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payments or commutation. This deferral of taxation on accumulated value in the Contract is limited to Contracts owned by or held for the benefit of "natural persons." A Contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for the exclusive benefit of a natural person.

In contrast, a Contract owned or not treated as held by a "natural person," such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees, or otherwise is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION

If You take a withdrawal from your Contract, or surrender your Contract prior to the date You commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount You receive will be treated first as coming from earnings, if any (and thus subject to income tax), and then from your purchase payments (which are not subject to income tax). If the accumulated value is less than your purchase payments upon surrender of your Contract, You might be able to claim any unrecovered purchase payments on your Federal income tax return as a miscellaneous itemized deduction.

The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for "early" distribution if such withdrawal is taken prior to You reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:

   (a)        on account of your death or disability,

   (b) as part of a series of substantially equal periodic payments payable for your life (or joint life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary, or

   (c) under certain immediate income annuities providing for substantially equal payments made at least annually.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

TREATMENT OF SEPARATE ACCOUNT CHARGES

It is possible that at some future date the Internal Revenue Service ("IRS") may consider that Contract charges attributable to certain guaranteed death benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.


                                    A-PPA-47

AGGREGATION


If You purchase two or more deferred annuity Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (See "Taxation of Payments in Annuity Form" below.)


EXCHANGES/TRANSFERS


The annuity Contract may be exchanged tax-free in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.

A transfer of ownership of the Contract, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner, may result in income or gift tax consequences to the Contract Owner. You should consult your tax adviser if You are considering such a transfer or assignment.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or income payments, whichever is applicable).

After your death, any death benefit determined under the Contract must be distributed in accordance with Section 72(s) of the Code. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.


If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner.

For Contracts owned by a non-natural person, the required distribution rules apply upon the death or change in the primary Annuitant. If there is more than one Annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of non-qualified Variable Annuity contracts have been considered to be the Owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Portfolios available and the flexibility of the Contract Owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that



                                    A-PPA-48
the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the Owner of the Separate Account assets supporting the Contract.



TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the Contract in the form of an annuity are taxed differently depending on whether You select a fixed or variable payment option. For fixed annuity payments, payments are taxed as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The exclusion ratio is applied to each fixed annuity payment to determine the portion that is a non-taxable return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract is fully recovered. We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to You and the IRS.

Variable annuity payments are expected to fluctuate and the amount You may receive is uncertain. Variable annuity payments are taxable as ordinary income to the extent they exceed the portion of each annuity payment that is determined to be a non-taxable return of your investment in the Contract. The non-taxable return of your investment in the Contract is determined by dividing the investment in the Contract (with adjustment) by the number of years over which it is anticipated the annuity will be paid. In general, your investment in the Contract is recovered pro-rata over the expected payment period.


Once You have recovered the investment in the Contract, further annuity payments are fully taxable.

If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.

Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract as part of a long-term care contract a tax-free exchange.


If the Contract allows, You may elect to convert less than the full value of your Contract to an annuity form of pay-out (i.e., "partial annuitization.") In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract and the deferred portion. An exclusion ratio or excludable amount will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME

Federal tax law imposes a 3.8% Medicare tax on the lesser of:

   (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or

   (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.

                                    A-PPA-49

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S.

Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.

The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.


QUALIFIED ANNUITY CONTRACTS

INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also


                                    A-PPA-50
accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established as "pay-outs" of SIMPLE IRAs, the Contract will only accept a single purchase payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.

TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.

WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan Contracts if the withdrawal occurs within the first 2 years of your participation in the plan.

These exceptions include withdrawals made:

   (a)        on account of your death or disability, or

   (b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.

ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. Federal tax law limits You to making only one rollover from an IRA to another IRA (or the same
IRA) in any 12 month period and the limit is applied across all the IRAs that You own.



                                    A-PPA-51

You may make rollovers and direct transfers into your SIMPLE IRA annuity Contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that You participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.

Generally, a distribution may be eligible for rollover, but certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements,

   (b)        financial hardship, or

   (c)        for a period of ten or more years or for life.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.

DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).

If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the IRA is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner. If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.



REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving amounts from Your retirement plan by April 1 following the latter of:


   (a)        the calendar year in which You reach age 70 1/2; or


                                    A-PPA-52

   (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.


Your required minimum distribution must be in Good Order and payment must be processed by MetLife prior to the due date (generally the calendar year or April 1st of the year after You reach age 70 1/2) in order to satisfy the requirement for the applicable tax year.


A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs). The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Account Value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING IRAS

PURCHASE PAYMENTS

Traditional IRA purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after You attain age 70 1/2. Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.

Roth IRA purchase payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If You exceed purchase payment limits, You may be subject to a tax penalty.

WITHDRAWALS

If and to the extent that Traditional IRA purchase payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your


                                    A-PPA-53

Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.

CONVERSION


Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.

A conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA made after January 1, 2018 cannot be recharacterized. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.

CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.

DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


                                    A-PPA-54

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution of You are a resident of Puerto Rico.

ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.



                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.



                                    A-PPA-55

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                                   APPENDIX A
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                          NON-QUALIFIED
                            QUALIFIED       DEFERRED
                            DEFERRED        ANNUITIES
                           AND INCOME      AND INCOME
                            ANNUITIES       ANNUITIES
                          ------------   --------------
California(1)..........      0.5%            2.35%
Florida(2).............      1.0%             1.0%
Maine(3)...............      0.0%             2.0%
Nevada(4)..............      0.0%             3.5%
Puerto Rico(5).........      1.0%             1.0%
South Dakota(6)........      0.0%            1.25%
West Virginia..........      1.0%             1.0%
Wyoming(4).............      0.0%             1.0%

------------
1 California applies the qualified tax rate to plans that qualify under the following Code Sections: 401(a), 403(b), 404, 408(b), and 501(a).

2 Annuity purchase payments are exempt from taxation provided the tax savings are passed back to the Contract Owners. Otherwise, they are taxable at 1%.

3  Maine applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 403(b), 404, 408, 457 and 501.
4 Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 404, 408, 457 and 501.

5 We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, Account Value, withdrawals, death benefits or income payments.


6 Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a Contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403(b), 404, 408, 457, and 501(a).


                                    A-PPA-57

                                   APPENDIX B
--------------------------------------------------------------------------------
                     ACCUMULATION UNIT VALUES (IN DOLLARS)



This table shows fluctuations in the Accumulation Unit Values for each Division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).




                          1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                       NUMBER OF
                                                                                        BEGINNING OF                  ACCUMULATION
                                                                                            YEAR        END OF YEAR   UNITS END OF
                                                                                        ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2008    16.12          14.43             1,475
                                                                                2009    14.43          16.05             1,346
                                                                                2010    16.05          16.88             1,181
                                                                                2011    16.88          17.69               998
                                                                                2012    17.69          18.41               945
                                                                                2013    18.41          17.79               789
                                                                                2014    17.79          18.50               722
                                                                                2015    18.50          18.32               635
                                                                                2016    18.32          18.63               612
                                                                                2017    18.63          19.07               577
American Funds Global Small Capitalization Investment Division (Class 2)....... 2008    35.88          16.47             5,184
                                                                                2009    16.47          26.24             4,852
                                                                                2010    26.24          31.72             4,325
                                                                                2011    31.72          25.33             3,639
                                                                                2012    25.33          29.57             3,112
                                                                                2013    29.57          37.47             2,827
                                                                                2014    37.47          37.79             2,574
                                                                                2015    37.79          37.43             2,356
                                                                                2016    37.43          37.74             2,124
                                                                                2017    37.74          46.93             1,897
American Funds Growth Investment Division (Class 2)............................ 2008   183.38         101.48             1,819
                                                                                2009   101.48         139.73             1,629
                                                                                2010   139.73         163.80             1,450
                                                                                2011   163.80         154.87             1,276
                                                                                2012   154.87         180.32             1,124
                                                                                2013   180.32         231.72             1,021
                                                                                2014   231.72         248.35               931
                                                                                2015   248.35         262.10               840
                                                                                2016   262.10         283.43               758
                                                                                2017   283.43         359.14               677
American Funds Growth-Income Investment Division (Class 2)..................... 2008   124.63          76.50             1,886
                                                                                2009    76.50          99.17             1,651
                                                                                2010    99.17         109.15             1,481
                                                                                2011   109.15         105.83             1,303
                                                                                2012   105.83         122.80             1,157
                                                                                2013   122.80         161.93             1,048
                                                                                2014   161.93         176.94               961
                                                                                2015   176.94         177.30               866
                                                                                2016   177.30         195.29               778
                                                                                2017   195.29         236.05               695
American Funds(R) Balanced Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008    10.00           7.01               639
                                                                                2009     7.01           8.96             1,145
                                                                                2010     8.96           9.93             1,406
                                                                                2011     9.93           9.60             1,340
                                                                                2012     9.60          10.76             1,271
                                                                                2013    10.76          12.60             1,404
                                                                                2014    12.60          13.20             1,495
                                                                                2015    13.20          12.94             1,458
                                                                                2016    12.94          13.78             1,390
                                                                                2017    13.78          15.91             1,375
American Funds(R) Growth Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008     9.99           6.36               428
                                                                                2009     6.36           8.42               871
                                                                                2010     8.42           9.44             1,048
                                                                                2011     9.44           8.89             1,060
                                                                                2012     8.89          10.19             1,062
                                                                                2013    10.19          12.60             1,103
                                                                                2014    12.60          13.24             1,137
                                                                                2015    13.24          12.98             1,207
                                                                                2016    12.98          13.97             1,171
                                                                                2017    13.97          16.74             1,118


                                    A-PPA-58

                         1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
American Funds(R) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................... 2008   10.01           7.69                672
                                                                               2009    7.69           9.37              1,228
                                                                               2010    9.37          10.17              1,382
                                                                               2011   10.17          10.07              1,312
                                                                               2012   10.07          11.02              1,270
                                                                               2013   11.02          12.36              1,251
                                                                               2014   12.36          12.95              1,304
                                                                               2015   12.95          12.70              1,295
                                                                               2016   12.70          13.42              1,189
                                                                               2017   13.42          14.98              1,071
Baillie Gifford International Stock Investment Division (Class A)............. 2008   22.62          12.48              7,317
                                                                               2009   12.48          15.06              6,530
                                                                               2010   15.06          15.95              5,890
                                                                               2011   15.95          12.62              5,448
                                                                               2012   12.62          14.90              4,833
                                                                               2013   14.90          17.00              4,382
                                                                               2014   17.00          16.27              4,049
                                                                               2015   16.27          15.75              3,707
                                                                               2016   15.75          16.40              3,377
                                                                               2017   16.40          21.89              3,013
BlackRock Bond Income Investment Division (Class A)........................... 2008   27.69          26.41              7,220
                                                                               2009   26.41          28.56              6,226
                                                                               2010   28.56          30.56              5,563
                                                                               2011   30.56          32.17              4,813
                                                                               2012   32.17          34.17              4,306
                                                                               2013   34.17          33.49              3,876
                                                                               2014   33.49          35.42              3,472
                                                                               2015   35.42          35.19              3,158
                                                                               2016   35.19          35.84              2,910
                                                                               2017   35.84          36.85              2,669
BlackRock Capital Appreciation Investment Division (Class E).................. 2008   14.03           8.78                923
                                                                               2009    8.78          11.85                826
                                                                               2010   11.85          14.01                733
                                                                               2011   14.01          12.58                739
                                                                               2012   12.58          14.19                653
                                                                               2013   14.19          18.78                582
                                                                               2014   18.78          20.17                544
                                                                               2015   20.17          21.14                573
                                                                               2016   21.14          20.87                467
                                                                               2017   20.87          27.57                480
BlackRock Capital Appreciation Investment Division (Class E) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class E) and
before that FI Large Cap Investment Division (Class E)) (5/1/2006)............ 2008   18.19           9.90                 89
                                                                               2009    9.90          10.32                  0
Brighthouse Asset Allocation 100 Investment Division (Class A) (formerly
MetLife Asset Allocation 100 Investment Division (Class A) and before that
MetLife Aggressive Allocation Investment Division (Class A)) (5/1/2005)....... 2008   13.09           7.72              1,047
                                                                               2009    7.72          10.06              1,178
                                                                               2010   10.06          11.51              1,329
                                                                               2011   11.51          12.50                  0
Brighthouse Asset Allocation 100 Investment Division (Class A) (formerly
MetLife Asset Allocation 100 Investment Division (Class A)) (5/2/2011)........ 2011   12.48          10.71              1,275
                                                                               2012   10.71          12.39              1,311
                                                                               2013   12.39          15.88              1,332
                                                                               2014   15.88          16.50              1,306
                                                                               2015   16.50          16.03              1,274
                                                                               2016   16.03          17.28              1,298
                                                                               2017   17.28          21.04              1,291
Brighthouse Asset Allocation 20 Investment Division (Class A) (formerly
MetLife Asset Allocation 20 Investment Division (Class A)) (5/1/2005)......... 2008   11.42           9.69              1,715
                                                                               2009    9.69          11.55              1,625
                                                                               2010   11.55          12.59              2,027
                                                                               2011   12.59          12.87              2,105
                                                                               2012   12.87          13.92              2,055
                                                                               2013   13.92          14.36              1,866
                                                                               2014   14.36          14.86              1,609
                                                                               2015   14.86          14.64              1,480
                                                                               2016   14.64          15.15              1,311
                                                                               2017   15.15          16.03              1,123


                                    A-PPA-59

                         1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Brighthouse Asset Allocation 40 Investment Division (Class A) (formerly
MetLife Asset Allocation 40 Investment Division (Class A)) (5/1/2005)......... 2008   11.87           9.21              3,893
                                                                               2009    9.21          11.28              3,832
                                                                               2010   11.28          12.46              3,825
                                                                               2011   12.46          12.46              3,616
                                                                               2012   12.46          13.75              3,521
                                                                               2013   13.75          15.10              3,459
                                                                               2014   15.10          15.69              3,243
                                                                               2015   15.69          15.37              2,911
                                                                               2016   15.37          16.14              2,463
                                                                               2017   16.14          17.70              2,222
Brighthouse Asset Allocation 60 Investment Division (Class A) (formerly
MetLife Asset Allocation 60 Investment Division (Class A)) (5/1/2005)......... 2008   12.32           8.71              7,924
                                                                               2009    8.71          10.91              8,271
                                                                               2010   10.91          12.23              8,534
                                                                               2011   12.23          11.94              8,452
                                                                               2012   11.94          13.38              8,205
                                                                               2013   13.38          15.64              8,254
                                                                               2014   15.64          16.26              8,273
                                                                               2015   16.26          15.91              7,685
                                                                               2016   15.91          16.88              7,166
                                                                               2017   16.88          19.16              6,494
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............ 2013   11.72          13.37                275
                                                                               2014   13.37          13.33                  0
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A)) (5/1/2005)......... 2008   12.79           8.22              4,739
                                                                               2009    8.22          10.51              5,319
                                                                               2010   10.51          11.92              5,394
                                                                               2011   11.92          11.36              5,351
                                                                               2012   11.36          12.99              5,221
                                                                               2013   12.99          15.98              5,355
                                                                               2014   15.98          16.66              5,573
                                                                               2015   16.66          16.20              5,422
                                                                               2016   16.20          17.35              5,116
                                                                               2017   17.35          20.47              4,801
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B)) (4/28/2008).................. 2008    9.99           7.04                124
                                                                               2009    7.04           8.94                177
                                                                               2010    8.94           9.71                218
                                                                               2011    9.71           9.42                256
                                                                               2012    9.42          10.81                255
                                                                               2013   10.81          11.64                  0
Brighthouse/Artisan Mid Cap Value Investment Division (Class A) (formerly
Met/Artisan Mid Cap Value Investment Division (Class A))...................... 2008   38.10          20.32              2,860
                                                                               2009   20.32          28.41              2,472
                                                                               2010   28.41          32.28              2,154
                                                                               2011   32.28          34.04              1,908
                                                                               2012   34.04          37.61              1,696
                                                                               2013   37.61          50.84              1,588
                                                                               2014   50.84          51.18              1,430
                                                                               2015   51.18          45.77              1,278
                                                                               2016   45.77          55.59              1,208
                                                                               2017   55.59          61.95              1,063
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011)................................................ 2011    9.98           9.77                 30
                                                                               2012    9.77          10.08                105
                                                                               2013   10.08          10.07                253
                                                                               2014   10.07          10.05                363
                                                                               2015   10.05           9.86                386
                                                                               2016    9.86          10.05                311
                                                                               2017   10.05          10.06                323


                                    A-PPA-60

                          1.25 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
Brighthouse/Wellington Balanced Investment Division (Class A) (formerly
Met/Wellington Balanced Investment Division (Class A)).......................... 2008    33.82
                                                                                 2009    25.12
                                                                                 2010    29.10
                                                                                 2011    31.52
                                                                                 2012    32.31
                                                                                 2013    35.87
                                                                                 2014    42.72
                                                                                 2015    46.65
                                                                                 2016    47.26
                                                                                 2017    49.94
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class A) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class A))............................................................. 2008    40.76
                                                                                 2009    24.41
                                                                                 2010    31.83
                                                                                 2011    35.21
                                                                                 2012    33.37
                                                                                 2013    37.20
                                                                                 2014    49.13
                                                                                 2015    53.68
                                                                                 2016    54.29
                                                                                 2017    57.56
Brighthouse/Wellington Large Cap Research Investment Division (Class A)
(formerly Met/Wellington Large Cap Research Investment Division (Class A))...... 2008    38.04
                                                                                 2009    23.62
                                                                                 2010    27.86
                                                                                 2011    31.02
                                                                                 2012    30.80
                                                                                 2013    34.58
                                                                                 2014    45.98
                                                                                 2015    51.74
                                                                                 2016    53.60
                                                                                 2017    57.60
Clarion Global Real Estate Investment Division (Class E)........................ 2008    16.47
                                                                                 2009     9.48
                                                                                 2010    12.64
                                                                                 2011    14.50
                                                                                 2012    13.55
                                                                                 2013    16.88
                                                                                 2014    17.28
                                                                                 2015    19.35
                                                                                 2016    18.86
                                                                                 2017    18.80
ClearBridge Aggressive Growth Investment Division (Class A)..................... 2008     8.12
                                                                                 2009     4.89
                                                                                 2010     6.45
                                                                                 2011     7.90
                                                                                 2012     8.08
                                                                                 2013     9.49
                                                                                 2014    13.68
                                                                                 2015    16.09
                                                                                 2016    15.29
                                                                                 2017    15.55
ClearBridge Aggressive Growth Investment Division (Class A) (formerly
ClearBridge Aggressive Growth II Investment Division (Class E)) (1/1/2008)...... 2008   191.21
                                                                                 2009   109.63
                                                                                 2010   154.85
                                                                                 2011   167.49
                                                                                 2012   153.11
                                                                                 2013   185.46
                                                                                 2014   236.12
ClearBridge Aggressive Growth Investment Division (Class A) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class A) and
before that Legg Mason Value Equity Investment Division (Class A)).............. 2008     9.62
                                                                                 2009     4.33
                                                                                 2010     5.89
                                                                                 2011     6.28



                          1.25 SEPARATE ACCOUNT CHARGE
                                                                                                  NUMBER OF
                                                                                                 ACCUMULATION
                                                                                   END OF YEAR   UNITS END OF
                                                                                  ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                                UNIT VALUE     THOUSANDS)
-------------------------------------------------------------------------------- -------------- -------------
Brighthouse/Wellington Balanced Investment Division (Class A) (formerly
Met/Wellington Balanced Investment Division (Class A))..........................  25.12             21,582
                                                                                  29.10             18,577
                                                                                  31.52             16,421
                                                                                  32.31             14,468
                                                                                  35.87             12,969
                                                                                  42.72             11,682
                                                                                  46.65             10,531
                                                                                  47.26              9,554
                                                                                  49.94              8,665
                                                                                  56.79              7,910
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class A) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class A)).............................................................  24.41              3,308
                                                                                  31.83              2,967
                                                                                  35.21              2,670
                                                                                  33.37              2,317
                                                                                  37.20              2,038
                                                                                  49.13              1,818
                                                                                  53.68              1,620
                                                                                  54.29              1,453
                                                                                  57.56              1,330
                                                                                  67.69              1,194
Brighthouse/Wellington Large Cap Research Investment Division (Class A)
(formerly Met/Wellington Large Cap Research Investment Division (Class A))......  23.62             19,811
                                                                                  27.86             17,618
                                                                                  31.02             15,757
                                                                                  30.80             14,126
                                                                                  34.58             12,684
                                                                                  45.98             11,377
                                                                                  51.74             10,359
                                                                                  53.60              9,390
                                                                                  57.60              8,529
                                                                                  69.65              7,717
Clarion Global Real Estate Investment Division (Class E)........................   9.48              3,084
                                                                                  12.64              2,586
                                                                                  14.50              2,308
                                                                                  13.55              2,071
                                                                                  16.88              1,888
                                                                                  17.28              1,880
                                                                                  19.35              1,771
                                                                                  18.86              1,598
                                                                                  18.80              1,506
                                                                                  20.59              1,364
ClearBridge Aggressive Growth Investment Division (Class A).....................   4.89              1,212
                                                                                   6.45              1,092
                                                                                   7.90              1,034
                                                                                   8.08              1,779
                                                                                   9.49              1,745
                                                                                  13.68              2,124
                                                                                  16.09              4,725
                                                                                  15.29              4,357
                                                                                  15.55              3,785
                                                                                  18.23              3,333
ClearBridge Aggressive Growth Investment Division (Class A) (formerly
ClearBridge Aggressive Growth II Investment Division (Class E)) (1/1/2008)...... 109.63                221
                                                                                 154.85                253
                                                                                 167.49                206
                                                                                 153.11                154
                                                                                 185.46                161
                                                                                 236.12                134
                                                                                 246.09                  0
ClearBridge Aggressive Growth Investment Division (Class A) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class A) and
before that Legg Mason Value Equity Investment Division (Class A))..............   4.33                896
                                                                                   5.89                819
                                                                                   6.28                724
                                                                                   6.68                  0


                                    A-PPA-61

                         1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                     NUMBER OF
                                                                                      BEGINNING OF                  ACCUMULATION
                                                                                          YEAR        END OF YEAR   UNITS END OF
                                                                                      ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
Frontier Mid Cap Growth Investment Division (Class A)........................ 2008   38.10          20.42             13,191
                                                                              2009   20.42          30.14             11,924
                                                                              2010   30.14          34.33             10,712
                                                                              2011   34.33          32.89              9,662
                                                                              2012   32.89          36.05              8,681
                                                                              2013   36.05          47.27              7,813
                                                                              2014   47.27          51.89              7,134
                                                                              2015   51.89          52.73              6,510
                                                                              2016   52.73          54.89              5,914
                                                                              2017   54.89          67.91              5,376
Harris Oakmark International Investment Division (Class E)................... 2008   19.81          11.57              2,947
                                                                              2009   11.57          17.75              3,145
                                                                              2010   17.75          20.43              2,911
                                                                              2011   20.43          17.33              2,605
                                                                              2012   17.33          22.13              2,315
                                                                              2013   22.13          28.55              2,340
                                                                              2014   28.55          26.60              2,226
                                                                              2015   26.60          25.10              2,096
                                                                              2016   25.10          26.85              1,922
                                                                              2017   26.85          34.62              1,789
Invesco Small Cap Growth Investment Division (Class E)....................... 2008   16.33           9.88                408
                                                                              2009    9.88          13.08                368
                                                                              2010   13.08          16.32                307
                                                                              2011   16.32          15.96                341
                                                                              2012   15.96          18.65                279
                                                                              2013   18.65          25.86                300
                                                                              2014   25.86          27.59                287
                                                                              2015   27.59          26.81                274
                                                                              2016   26.81          29.54                241
                                                                              2017   29.54          36.60                211
Jennison Growth Investment Division (Class A)................................ 2008    5.57           3.50              3,172
                                                                              2009    3.50           4.84              3,232
                                                                              2010    4.84           5.33              2,908
                                                                              2011    5.33           5.29              2,644
                                                                              2012    5.29           6.05              3,023
                                                                              2013    6.05           8.20              2,695
                                                                              2014    8.20           8.83              2,508
                                                                              2015    8.83           9.66              2,669
                                                                              2016    9.66           9.56              2,277
                                                                              2017    9.56          12.96              2,395
Jennison Growth Investment Division (Class A) (formerly Oppenheimer
Capital Appreciation Investment Division (Class E) (5/1/2005))............... 2008   13.11           7.00                345
                                                                              2009    7.00           9.95                398
                                                                              2010    9.95          10.76                327
                                                                              2011   10.76          10.51                283
                                                                              2012   10.51          11.82                  0
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)....... 2013   13.12          14.44                455
                                                                              2014   14.44          14.76                439
                                                                              2015   14.76          14.75                408
                                                                              2016   14.75          15.27                454
                                                                              2017   15.27          18.54                432
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2008    9.99           7.99                115
                                                                              2009    7.99          10.09                244
                                                                              2010   10.09          11.14                301
                                                                              2011   11.14          11.24                367
                                                                              2012   11.24          12.49                468
                                                                              2013   12.49          13.05                  0
Loomis Sayles Small Cap Core Investment Division (Class A)................... 2008   37.11          23.49                946
                                                                              2009   23.49          30.22                815
                                                                              2010   30.22          38.07                707
                                                                              2011   38.07          37.82                661
                                                                              2012   37.82          42.79                577
                                                                              2013   42.79          59.62                560
                                                                              2014   59.62          61.10                496
                                                                              2015   61.10          59.44                452
                                                                              2016   59.44          70.02                409
                                                                              2017   70.02          79.70                382


                                    A-PPA-62

                          1.25 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
Loomis Sayles Small Cap Growth Investment Division (Class A).................... 2008   11.46
                                                                                 2009    6.66
                                                                                 2010    8.55
                                                                                 2011   11.12
                                                                                 2012   11.31
                                                                                 2013   12.42
                                                                                 2014   18.24
                                                                                 2015   18.24
                                                                                 2016   18.33
                                                                                 2017   19.22
MetLife Aggregate Bond Index Investment Division (Class A) (formerly
Barclays Aggregate Bond Index Investment Division (Class A)).................... 2008   14.42
                                                                                 2009   15.10
                                                                                 2010   15.69
                                                                                 2011   16.43
                                                                                 2012   17.45
                                                                                 2013   17.90
                                                                                 2014   17.27
                                                                                 2015   18.05
                                                                                 2016   17.87
                                                                                 2017   18.07
MetLife Mid Cap Stock Index Investment Division (Class A)....................... 2008   17.08
                                                                                 2009   10.76
                                                                                 2010   14.56
                                                                                 2011   18.17
                                                                                 2012   17.60
                                                                                 2013   20.45
                                                                                 2014   26.89
                                                                                 2015   29.08
                                                                                 2016   28.05
                                                                                 2017   33.36
MetLife MSCI EAFE(R) Index Investment Division (Class A) (formerly MSCI
EAFE(R) Index Investment Division (Class A)).................................... 2008   17.47
                                                                                 2009    9.99
                                                                                 2010   12.70
                                                                                 2011   13.57
                                                                                 2012   11.73
                                                                                 2013   13.71
                                                                                 2014   16.50
                                                                                 2015   15.32
                                                                                 2016   14.96
                                                                                 2017   14.98
MetLife Russell 2000(R) Index Investment Division (Class A) (formerly Russell
2000(R) Index Investment Division (Class A)).................................... 2008   18.62
                                                                                 2009   12.23
                                                                                 2010   15.22
                                                                                 2011   19.08
                                                                                 2012   18.07
                                                                                 2013   20.77
                                                                                 2014   28.43
                                                                                 2015   29.49
                                                                                 2016   27.88
                                                                                 2017   33.40
MetLife Stock Index Investment Division (Class A)............................... 2008   44.63
                                                                                 2009   27.73
                                                                                 2010   34.57
                                                                                 2011   39.21
                                                                                 2012   39.44
                                                                                 2013   45.09
                                                                                 2014   58.80
                                                                                 2015   65.84
                                                                                 2016   65.78
                                                                                 2017   72.56
MFS Value Investment Division II (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................ 2008   14.88
                                                                                 2009    9.54
                                                                                 2010   10.48
                                                                                 2011   11.28
                                                                                 2012   11.38
                                                                                 2013   12.83
                                                                                 2014   16.72
                                                                                 2015   18.13
                                                                                 2016   16.82
                                                                                 2017   19.63



                          1.25 SEPARATE ACCOUNT CHARGE
                                                                                                  NUMBER OF
                                                                                                 ACCUMULATION
                                                                                   END OF YEAR   UNITS END OF
                                                                                  ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                                UNIT VALUE     THOUSANDS)
-------------------------------------------------------------------------------- -------------- -------------
Loomis Sayles Small Cap Growth Investment Division (Class A)....................  6.66               1,171
                                                                                  8.55               1,075
                                                                                 11.12               1,029
                                                                                 11.31               1,321
                                                                                 12.42                 916
                                                                                 18.24               1,071
                                                                                 18.24                 826
                                                                                 18.33                 837
                                                                                 19.22                 684
                                                                                 24.12                 637
MetLife Aggregate Bond Index Investment Division (Class A) (formerly
Barclays Aggregate Bond Index Investment Division (Class A)).................... 15.10              12,890
                                                                                 15.69              12,201
                                                                                 16.43              11,134
                                                                                 17.45               9,659
                                                                                 17.90               9,090
                                                                                 17.27               9,080
                                                                                 18.05               8,530
                                                                                 17.87               7,788
                                                                                 18.07               7,335
                                                                                 18.43               7,142
MetLife Mid Cap Stock Index Investment Division (Class A)....................... 10.76               7,317
                                                                                 14.56               6,375
                                                                                 18.17               5,755
                                                                                 17.60               5,067
                                                                                 20.45               4,551
                                                                                 26.89               4,303
                                                                                 29.08               4,069
                                                                                 28.05               3,772
                                                                                 33.36               3,545
                                                                                 38.21               3,297
MetLife MSCI EAFE(R) Index Investment Division (Class A) (formerly MSCI
EAFE(R) Index Investment Division (Class A))....................................  9.99               9,244
                                                                                 12.70               8,280
                                                                                 13.57               7,632
                                                                                 11.73               7,318
                                                                                 13.71               6,461
                                                                                 16.50               6,022
                                                                                 15.32               6,058
                                                                                 14.96               5,807
                                                                                 14.98               5,637
                                                                                 18.48               5,075
MetLife Russell 2000(R) Index Investment Division (Class A) (formerly Russell
2000(R) Index Investment Division (Class A)).................................... 12.23               6,134
                                                                                 15.22               5,450
                                                                                 19.08               4,975
                                                                                 18.07               4,386
                                                                                 20.77               3,900
                                                                                 28.43               3,542
                                                                                 29.49               3,325
                                                                                 27.88               3,082
                                                                                 33.40               2,864
                                                                                 37.83               2,693
MetLife Stock Index Investment Division (Class A)............................... 27.73              41,165
                                                                                 34.57              36,386
                                                                                 39.21              32,752
                                                                                 39.44              29,372
                                                                                 45.09              26,401
                                                                                 58.80              23,707
                                                                                 65.84              21,603
                                                                                 65.78              19,800
                                                                                 72.56              17,989
                                                                                 87.10              16,332
MFS Value Investment Division II (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................  9.54               2,500
                                                                                 10.48               2,137
                                                                                 11.28               1,827
                                                                                 11.38               1,647
                                                                                 12.83               1,511
                                                                                 16.72               1,502
                                                                                 18.13               1,414
                                                                                 16.82               1,270
                                                                                 19.63               1,259
                                                                                 20.84               1,088


                                    A-PPA-63

                        1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                   NUMBER OF
                                                                                    BEGINNING OF                  ACCUMULATION
                                                                                        YEAR        END OF YEAR   UNITS END OF
                                                                                    ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
MFS(R) Research International Investment Division (Class A)................ 2008   19.10          10.89               3,093
                                                                            2009   10.89          14.19               2,576
                                                                            2010   14.19          15.65               2,138
                                                                            2011   15.65          13.85               1,897
                                                                            2012   13.85          16.00               1,669
                                                                            2013   16.00          18.90               1,512
                                                                            2014   18.90          17.41               1,428
                                                                            2015   17.41          16.93               1,322
                                                                            2016   16.93          16.61               1,236
                                                                            2017   16.61          21.09               1,097
MFS(R) Total Return Investment Division (Class E).......................... 2008   12.66           9.72               1,503
                                                                            2009    9.72          11.37               1,276
                                                                            2010   11.37          12.34               1,121
                                                                            2011   12.34          12.47                 984
                                                                            2012   12.47          13.72                 905
                                                                            2013   13.72          16.10                 899
                                                                            2014   16.10          17.25                 839
                                                                            2015   17.25          16.99                 757
                                                                            2016   16.99          18.29                 702
                                                                            2017   18.29          20.29                 657
MFS(R) Value Investment Division (Class A)................................. 2008   14.47           9.51               9,015
                                                                            2009    9.51          11.35               7,889
                                                                            2010   11.35          12.49               7,055
                                                                            2011   12.49          12.44               6,320
                                                                            2012   12.44          14.33               5,679
                                                                            2013   14.33          19.22               5,862
                                                                            2014   19.22          21.03               5,336
                                                                            2015   21.03          20.74               4,895
                                                                            2016   20.74          23.43               4,564
                                                                            2017   23.43          27.31               4,193
MFS(R) Value Investment Division (Class A) (formerly FI Value Leaders
Investment Division (Class E))............................................. 2008   33.09          19.93                 444
                                                                            2009   19.93          23.94                 367
                                                                            2010   23.94          27.06                 320
                                                                            2011   27.06          25.04                 290
                                                                            2012   25.04          28.59                 265
                                                                            2013   28.59          31.50                   0
MFS(R) Value Investment Division (Class A) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008).......................... 2008    9.99           6.60                  74
                                                                            2009    6.60           8.15                 155
                                                                            2010    8.15           8.93                 259
                                                                            2011    8.93           8.77                 328
                                                                            2012    8.77           9.87                 309
                                                                            2013    9.87          10.82                   0
Morgan Stanley Mid Cap Growth Investment Division (Class A)................ 2010   13.70          15.94              15,840
                                                                            2011   15.94          14.70              14,266
                                                                            2012   14.70          15.90              12,904
                                                                            2013   15.90          21.88              11,673
                                                                            2014   21.88          21.89              10,709
                                                                            2015   21.89          20.59               9,871
                                                                            2016   20.59          18.65               9,225
                                                                            2017   18.65          25.86               8,448
Morgan Stanley Mid Cap Growth Investment Division (Class A) (formerly FI
Mid Cap Opportunities Investment Division (Class A))....................... 2008   21.43           9.46              19,350
                                                                            2009    9.46          12.50              17,589
                                                                            2010   12.50          13.55                   0
Neuberger Berman Genesis Investment Division (Class A)..................... 2008   20.82          12.67               9,126
                                                                            2009   12.67          14.16               8,002
                                                                            2010   14.16          17.00               7,015
                                                                            2011   17.00          17.77               6,170
                                                                            2012   17.77          19.31               5,472
                                                                            2013   19.31          26.42               5,236
                                                                            2014   26.42          26.10               4,713
                                                                            2015   26.10          25.92               4,241
                                                                            2016   25.92          30.39               3,836
                                                                            2017   30.39          34.74               3,487
Neuberger Berman Genesis Investment Division (Class A) (formerly MLA Mid
Cap Investment Division (Class E))......................................... 2008   15.94           9.72                 826
                                                                            2009    9.72          13.14                 718
                                                                            2010   13.14          15.98                 630
                                                                            2011   15.98          14.95                 550
                                                                            2012   14.95          15.57                 483
                                                                            2013   15.57          16.89                   0


                                    A-PPA-64

                         1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Oppenheimer Global Equity Investment Division (Class A) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2008    9.99           6.57                 13
                                                                               2009    6.57           8.61                 69
                                                                               2010    8.61           9.16                 81
                                                                               2011    9.16           8.42                100
                                                                               2012    8.42          10.16                124
                                                                               2013   10.16          10.81                  0
Oppenheimer Global Equity Investment Division* (Class A)...................... 2008   21.13          12.44              5,806
                                                                               2009   12.44          17.25              5,236
                                                                               2010   17.25          19.80              4,674
                                                                               2011   19.80          17.95              4,229
                                                                               2012   17.95          21.54              3,759
                                                                               2013   21.54          27.11              3,493
                                                                               2014   27.11          27.44              3,218
                                                                               2015   27.44          28.23              3,002
                                                                               2016   28.23          28.01              2,728
                                                                               2017   28.01          37.94              2,481
PIMCO Inflation Protected Bond Investment Division (Class E) (5/1/2006)....... 2008   12.26          11.29              2,964
                                                                               2009   11.29          13.18              3,038
                                                                               2010   13.18          14.05              3,051
                                                                               2011   14.05          15.43              3,167
                                                                               2012   15.43          16.64              3,267
                                                                               2013   16.64          14.93              2,470
                                                                               2014   14.93          15.20              2,083
                                                                               2015   15.20          14.56              1,695
                                                                               2016   14.56          15.10              1,592
                                                                               2017   15.10          15.44              1,404
PIMCO Total Return Investment Division (Class A).............................. 2008   13.66          13.58              8,058
                                                                               2009   13.58          15.88              8,087
                                                                               2010   15.88          17.00              7,932
                                                                               2011   17.00          17.37              6,931
                                                                               2012   17.37          18.80              6,580
                                                                               2013   18.80          18.25              5,934
                                                                               2014   18.25          18.83              5,144
                                                                               2015   18.83          18.65              4,583
                                                                               2016   18.65          18.95              4,099
                                                                               2017   18.95          19.61              3,671
SSGA Growth and Income ETF Investment Division (Class E) (5/1/2006)........... 2008   11.66           8.64                263
                                                                               2009    8.64          10.67                407
                                                                               2010   10.67          11.83                570
                                                                               2011   11.83          11.83                695
                                                                               2012   11.83          13.19                735
                                                                               2013   13.19          14.74                702
                                                                               2014   14.74          15.43                641
                                                                               2015   15.43          14.94                529
                                                                               2016   14.94          15.63                495
                                                                               2017   15.63          17.91                467
SSGA Growth ETF Investment Division (Class E) (5/1/2006)...................... 2008   11.96           7.92                242
                                                                               2009    7.92          10.12                306
                                                                               2010   10.12          11.41                310
                                                                               2011   11.41          11.05                407
                                                                               2012   11.05          12.56                443
                                                                               2013   12.56          14.68                483
                                                                               2014   14.68          15.29                452
                                                                               2015   15.29          14.77                411
                                                                               2016   14.77          15.59                380
                                                                               2017   15.59          18.45                366
T. Rowe Price Large Cap Growth Investment Division (Class A).................. 2008   15.71           9.02              6,007
                                                                               2009    9.02          12.78              5,542
                                                                               2010   12.78          14.77              4,940
                                                                               2011   14.77          14.43              4,416
                                                                               2012   14.43          16.95              4,165
                                                                               2013   16.95          23.30              4,907
                                                                               2014   23.30          25.11              4,527
                                                                               2015   25.11          27.47              4,336
                                                                               2016   27.47          27.61              3,989
                                                                               2017   27.61          36.51              3,791
T. Rowe Price Large Cap Growth Investment Division (Class A) (formerly
RCM Technology Investment Division (Class A))................................. 2008    7.97           4.39              3,642
                                                                               2009    4.39           6.90              4,293
                                                                               2010    6.90           8.74              3,933
                                                                               2011    8.74           7.79              3,103
                                                                               2012    7.79           8.65              2,552
                                                                               2013    8.65           9.06                  0


                                    A-PPA-65

                      1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                NUMBER OF
                                                                                 BEGINNING OF                  ACCUMULATION
                                                                                     YEAR        END OF YEAR   UNITS END OF
                                                                                 ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------ ------ -------------- -------------- -------------
T. Rowe Price Mid Cap Growth Investment Division (Class A).............. 2008   10.23           6.10              4,599
                                                                         2009    6.10           8.79              4,236
                                                                         2010    8.79          11.12              3,846
                                                                         2011   11.12          10.83              3,468
                                                                         2012   10.83          12.19              3,180
                                                                         2013   12.19          16.49              3,149
                                                                         2014   16.49          18.41              3,019
                                                                         2015   18.41          19.43              3,112
                                                                         2016   19.43          20.44              2,898
                                                                         2017   20.44          25.27              2,661
T. Rowe Price Small Cap Growth Investment Division (Class A)............ 2008   16.53          10.41              8,125
                                                                         2009   10.41          14.29              7,354
                                                                         2010   14.29          19.05              6,885
                                                                         2011   19.05          19.15              6,167
                                                                         2012   19.15          21.97              5,608
                                                                         2013   21.97          31.37              5,264
                                                                         2014   31.37          33.12              4,790
                                                                         2015   33.12          33.60              4,545
                                                                         2016   33.60          37.08              4,119
                                                                         2017   37.08          45.01              3,850
Victory Sycamore Mid Cap Value Investment Division (Class A) (formerly
Invesco Mid Cap Value Investment Division (Class A)).................... 2008   27.68          14.39              6,842
                                                                         2009   14.39          21.06              5,950
                                                                         2010   21.06          26.27              5,458
                                                                         2011   26.27          24.28              4,789
                                                                         2012   24.28          26.89                  0
Victory Sycamore Mid Cap Value Investment Division (Class A) (formerly
Invesco Mid Cap Value Investment Division (Class A)).................... 2012   26.76          27.57              4,141
                                                                         2013   27.57          35.58              3,703
                                                                         2014   35.58          38.64              3,325
                                                                         2015   38.64          34.82              3,038
                                                                         2016   34.82          39.82              2,689
                                                                         2017   39.82          43.17              2,429
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A)...................................................... 2008   22.26          18.68              2,080
                                                                         2009   18.68          24.40              1,833
                                                                         2010   24.40          27.17              1,855
                                                                         2011   27.17          28.48              1,545
                                                                         2012   28.48          31.36              1,437
                                                                         2013   31.36          31.32              1,291
                                                                         2014   31.32          32.62              1,203
                                                                         2015   32.62          31.67              1,117
                                                                         2016   31.67          33.95              2,203
                                                                         2017   33.95          36.29              1,986
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A) (formerly Lord Abbett Bond Debenture Investment
Division (Class A))..................................................... 2008   15.43          12.43              3,676
                                                                         2009   12.43          16.84              3,292
                                                                         2010   16.84          18.83              2,945
                                                                         2011   18.83          19.49              2,536
                                                                         2012   19.49          21.79              2,356
                                                                         2013   21.79          23.28              2,242
                                                                         2014   23.28          24.17              2,099
                                                                         2015   24.17          23.43              1,866
                                                                         2016   23.43          24.16                  0
Western Asset Management U.S. Government Investment Division (Class A).. 2008   17.48          17.21              2,209
                                                                         2009   17.21          17.73              1,924
                                                                         2010   17.73          18.53              1,768
                                                                         2011   18.53          19.31              1,528
                                                                         2012   19.31          19.72              1,400
                                                                         2013   19.72          19.33              1,280
                                                                         2014   19.33          19.63              1,165
                                                                         2015   19.63          19.50              1,063
                                                                         2016   19.50          19.50                970
                                                                         2017   19.50          19.64                883


* We are waiving a portion of the Separate Account charge for the Investment Divisions investing in the Met/Wellington Large Cap Research Portfolio and the Oppenheimer Global Equity Investment Division.

The assets of the Lord Abbett Bond Debenture Investment Division of the Met Investors Fund merged into Western Asset Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016. Accumulation Unit Values prior to May 2, 2016 are those of the Lord Abbett Bond Debenture Investment Division.


                                    A-PPA-66

The assets of the ClearBridge Aggressive Growth II Investment Division of the Met Investors Fund merged into ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the ClearBridge Aggressive Growth II Investment Division.

The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division.

The assets of the FI Value Leaders Investment Division (Class E) of the Metropolitan Fund were merged into MFS(R) Value Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.

The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.

The assets of the Met/Franklin Mutual Shares Investment Division (Class B) of the Met Investors Fund were merged into MFS(R) Value Investment Division (Class
A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division.

The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.

The assets of the MLA Mid Cap Investment Division (Class E) of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.

The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.

The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.

The assets of the Met/Templeton Growth Investment Division (Class B) of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division (Class A) of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.

The assets of the Oppenheimer Capital Appreciation Investment Division (Class
E) of the Met Investors Fund were merged into the Jennison Growth Investment Division (Class A) of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.

The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.

The assets of Legg Mason Value Equity Investment Division of the Met Investors Trust were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason Value Equity Investment Division.

The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.

The assets of FI Mid Cap Opportunities Investment Division were merged into this Investment Division on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.

The assets of FI Large Cap Investment Division of the Metropolitan Funds were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Met Investors Fund on May 1, 2009. Accumulation Unit Values prior to May 1, 2009 are those of the FI Large Cap Investment Division.


                                    A-PPA-67

Effective April 28, 2008, the Fidelity Overseas Investment Division of the Fidelity(R) VIP Funds was replaced by the MFS(R) Research International Division of the Met Investors Fund, and, is no longer available as a funding option.

The assets of BlackRock Large Cap Investment Division of the Metropolitan Fund were merged into the WMC Large Cap Research Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.

The assets of the MFS(R) Investors Trust Investment Division were merged into the Legg Mason Value Equity Investment Division prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.

The assets in Met/Putnam Voyager Investment Division were merged into Jennison Growth Investment Division prior to the opening of business on May 2, 2005. The Met/Putnam Voyager Investment Division is no longer available.

The Investment Division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Investment Division prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The Investment Division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The Accumulation Unit Values history prior to May 1,2004 is that of the Janus Mid Cap Investment Division.

Please see the Table of Expenses for more information.

                                    A-PPA-68

                                   APPENDIX C
--------------------------------------------------------------------------------
                ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS



Certain Portfolios and trusts were subject to a merger or name change. The chart below identifies the former name and new name of each of these Portfolios, and where applicable, the former name and the new name of the trust of which the Portfolio is a part.


FUND MERGERS


THE FOLLOWING FORMER PORTFOLIOS WERE MERGED.




                         FORMER NAME                                      NEW NAME
------------------------------------------------------------- -------------------------------
BRIGHTHOUSE FUNDS TRUST II                                    BRIGHTHOUSE FUNDS TRUST II
MFS(R) Value Portfolio II Class E (formerly BlackRock Large   MFS(R) Value Portfolio Class E
Cap Value Portfolio Class E)



PORTFOLIO NAME CHANGES

The following former Portfolios were renamed:




                FORMER NAME                                    NEW NAME
------------------------------------------ ------------------------------------------------
BRIGHTHOUSE FUNDS TRUST I                  BRIGHTHOUSE FUNDS TRUST I
 Invesco Mid Cap Value Portfolio Class A   Victory Sycamore Mid Cap Value PortfolioClass A



                                    A-PPA-69

                                   APPENDIX D
--------------------------------------------------------------------------------

         TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
SERVICES
PRINCIPAL UNDERWRITER
CUSTODIAN
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT
EXPERIENCE FACTOR
VARIABLE INCOME PAYMENTS
  ASSUMED INVESTMENT RETURN (AIR)
  AMOUNT OF INCOME PAYMENTS
  ANNUITY UNIT VALUE
  REALLOCATING PRIVILEGE
CALCULATING THE ANNUITY UNIT VALUE
  DETERMINING THE VARIABLE INCOME PAYMENT
ADVERTISEMENT OF THE SEPARATE ACCOUNT
VOTING RIGHTS
  DISREGARDING VOTING INSTRUCTIONS
TAXES
  NON-QUALIFIED ANNUITY CONTRACTS
  QUALIFIED ANNUITY CONTRACTS
  TYPES OF QUALIFIED ANNUITY CONTRACTS
  ERISA
  FEDERAL ESTATE TAXES
  GENERATION-SKIPPING TRANSFER TAX
  ANNUITY PURCHASE PAYMENT BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
WITHDRAWALS
FINANCIAL STATEMENTS


                                    A-PPA-70

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

     [ ] Preference Plus(R) Account Variable Annuity Contract -- A

     [ ] Brighthouse Funds Trust I

     [ ] Brighthouse Funds Trust II

     [ ] American Funds Insurance Series(R)

     [ ] I have changed my address. My current address is:


                                           Name --------------------------------
-------------------------------------
            (Contract Number)
                                           Address -------------------------------

-------------------------------------      -------------------------------------
               (Signature)                                                      Zip

Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342


                                    A-PPA-71

                                                                  April 30, 2018



   PREFERENCE PLUS(R) ACCOUNT VARIABLE DEFERRED AND INCOME ANNUITY CONTRACTS

           ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY ("METLIFE")
This Prospectus describes individual and group Preference Plus Account Contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities"). We no longer offer the Deferred Annuities and Income Annuities. However, Contract Owners and participants may continue to make additional purchase payments and new participants may enroll under any issued group Contract.

You decide how to allocate your money among the various available investment choices. The investment choices available to You are listed in the Contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and Divisions (Divisions may be referred to as "Investment Divisions" in the Contract and marketing materials) available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Brighthouse Funds Trust I ("Brighthouse Trust I"), Portfolios of the Brighthouse Funds Trust II ("Brighthouse Trust II"), Portfolios of the Calvert Variable Series, Inc. ("Calvert Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


AMERICAN FUNDS(R)
     American Funds Bond Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     American Funds(R) Balanced Allocation Portfolio
     American Funds(R) Growth Allocation Portfolio
     American Funds(R) Moderate Allocation Portfolio
     Brighthouse Asset Allocation 100 Portfolio
     Brighthouse/Franklin Low Duration Total Return Portfolio
     Brighthouse/Wellington Large Cap Research Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio

     Harris Oakmark International Portfolio

     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     MFS(R) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

  Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
    Portfolio)

BRIGHTHOUSE FUNDS TRUST II
     Baillie Gifford International Stock Portfolio
     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     Brighthouse Asset Allocation 20 Portfolio
     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio
     Brighthouse Asset Allocation 80 Portfolio
     Brighthouse/Artisan Mid Cap Value Portfolio
     Brighthouse/Wellington Balanced Portfolio
     Brighthouse/Wellington Core Equity Opportunities Portfolio
     Frontier Mid Cap Growth Portfolio
     Jennison Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife Aggregate Bond Index Portfolio
     MetLife Mid Cap Stock Index Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     Neuberger Berman Genesis Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Management U.S. Government Portfolio
CALVERT FUND
     Calvert VP SRI Balanced Portfolio

FIDELITY(R) VIP FUNDS
     Freedom 2020 Portfolio
     Freedom 2025 Portfolio
     Freedom 2030 Portfolio
     Freedom 2035 Portfolio
     Freedom 2040 Portfolio
     Freedom 2045 Portfolio

     Freedom 2050 Portfolio


     Certain Portfolios have been subject to a change. Please see Appendix C -- "Additional Information Regarding the
     Portfolios."

DEFERRED ANNUITIES AVAILABLE:
   o    TSA
   o    403(a)
   o    PEDC
   o    Keogh

INCOME ANNUITIES AVAILABLE:
   o    TSA
   o    403(a)
   o    PEDC
   o    Keogh


An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:

   o    a bank deposit or obligation;
   o    federally insured or guaranteed; or
   o    endorsed by any bank or other financial institution.

HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, Income Annuities and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated April 30, 2018. The SAI is incorporated by reference into and is therefore considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 72 of this Prospectus. To view or download the SAI, go to our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342
Phone: 800-638-7732

The Securities and Exchange Commission has a website (http://www.sec.gov), which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.



                        PROSPECTUS DATED APRIL 30, 2018

                               TABLE OF CONTENTS






                                                       PAGE
                                                    ---------
IMPORTANT TERMS YOU SHOULD KNOW.................... B-PPA-3
TABLE OF EXPENSES.................................. B-PPA-5
ACCUMULATION UNIT VALUES TABLE..................... B-PPA-10
METLIFE............................................ B-PPA-11
METROPOLITAN LIFE SEPARATE ACCOUNT E............... B-PPA-11
VARIABLE ANNUITIES................................. B-PPA-11
A Deferred Annuity................................. B-PPA-12
An Income Annuity.................................. B-PPA-12
YOUR INVESTMENT CHOICES............................ B-PPA-12
Investment Choices Which Are Fund of Funds......... B-PPA-17
Additional Information About the Portfolios........ B-PPA-17
Certain Payments We Receive with Regard to the
  Portfolios....................................... B-PPA-18
Portfolio Selection................................ B-PPA-18
DEFERRED ANNUITIES................................. B-PPA-19
The Deferred Annuity and Your Retirement Plan...... B-PPA-19
403(b) Plan Terminations........................... B-PPA-19
Other Plan Terminations............................ B-PPA-20
Automated Investment Strategies.................... B-PPA-20
Purchase Payments.................................. B-PPA-21
  Purchase Payments -- Section 403(b) Plans........ B-PPA-21
  Allocation of Purchase Payments.................. B-PPA-22
  Limits on Purchase Payments...................... B-PPA-22
The Value of Your Investment....................... B-PPA-22
Transfers.......................................... B-PPA-23
Restrictions on Transfers.......................... B-PPA-23
Access To Your Money............................... B-PPA-25
  Account Reduction Loans.......................... B-PPA-26
  Systematic Withdrawal Program.................... B-PPA-26
  Minimum Distribution............................. B-PPA-27
Annual Contract Fee................................ B-PPA-27
  Account Reduction Loan Fees...................... B-PPA-28
Charges............................................ B-PPA-28
  Insurance-Related or Separate Account Charge..... B-PPA-28
  Investment-Related Charge........................ B-PPA-28
Premium and Other Taxes............................ B-PPA-28
Early Withdrawal Charges........................... B-PPA-29
  When No Early Withdrawal Charge Applies.......... B-PPA-30
  When A Different Early Withdrawal Charge
    May Apply...................................... B-PPA-32
Free Look.......................................... B-PPA-32
Death Benefit...................................... B-PPA-33
Pay-Out Options (or Income Options)................ B-PPA-34
Your Spouse's Rights............................... B-PPA-34
INCOME ANNUITIES................................... B-PPA-35
Income Payment Types............................... B-PPA-35
Minimum Size of Your Income Payment................ B-PPA-37
Allocation......................................... B-PPA-37
The Value of Your Income Payments.................. B-PPA-37


                                                       PAGE
                                                    ---------
Reallocations...................................... B-PPA-38
Restrictions on Transfers.......................... B-PPA-39
Contract Fee....................................... B-PPA-41
Charges............................................ B-PPA-41
  Insurance-Related or Separate Account Charge..... B-PPA-41
  Investment-Related Charge........................ B-PPA-42
Premium and Other Taxes............................ B-PPA-42
Free Look.......................................... B-PPA-42
Your Spouse's Rights............................... B-PPA-42
GENERAL INFORMATION................................ B-PPA-43
Administration..................................... B-PPA-43
  Purchase Payments................................ B-PPA-43
  Confirming Transactions.......................... B-PPA-43
  Processing Transactions.......................... B-PPA-43
  By Telephone or Internet......................... B-PPA-44
  Telephone and Computer Systems................... B-PPA-44
  After Your Death................................. B-PPA-45
  Abandoned Property Requirements.................. B-PPA-45
  Misstatement..................................... B-PPA-45
  Cybersecurity.................................... B-PPA-45
  Third Party Requests............................. B-PPA-46
  Valuation -- Suspension of Payments.............. B-PPA-46
Advertising Performance............................ B-PPA-46
Changes to Your Deferred Annuity or Income
  Annuity.......................................... B-PPA-47
Voting Rights...................................... B-PPA-48
Who Sells the Deferred Annuities and Income
  Annuities........................................ B-PPA-48
Financial Statements............................... B-PPA-49
When We Can Cancel Your Deferred Annuity or
  Income Annuity................................... B-PPA-49
INCOME TAXES....................................... B-PPA-50
Introduction....................................... B-PPA-50
Qualified Annuity Contracts........................ B-PPA-50
Required Minimum Distributions..................... B-PPA-53
Additional Information Regarding TSA (ERISA and
  non-ERISA) 403(b)................................ B-PPA-53
LEGAL PROCEEDINGS.................................. B-PPA-55
APPENDIX A: PREMIUM TAX TABLE...................... B-PPA-57
APPENDIX B: ACCUMULATION UNIT VALUES FOR EACH
  DIVISION......................................... B-PPA-58
APPENDIX C: ADDITIONAL INFORMATION REGARDING
  THE PORTFOLIOS................................... B-PPA-69
APPENDIX D: PORTFOLIO LEGAL AND MARKETING
  NAMES............................................ B-PPA-70
APPENDIX E: TEXAS OPTIONAL RETIREMENT PROGRAM...... B-PPA-71
APPENDIX F: TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION........................ B-PPA-72



                                    B-PPA-2

                        IMPORTANT TERMS YOU SHOULD KNOW


ACCOUNT VALUE -- When You purchase a Deferred Annuity, an account is set up for You. Your Account Value is the total amount of money credited to You under your Deferred Annuity including money in the Divisions of the Separate Account and the Fixed Interest Account, less any account reduction loans.

ACCUMULATION UNIT VALUE -- With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE -- The Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your Administrative Office. The telephone number to call to initiate a request is 1-800-638-7732.

ANNUITY UNIT VALUE -- With an Income Annuity or variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR) -- Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.


CONTRACT -- A Contract is the legal agreement between You and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR -- Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to fifteen months after the Deferred Annuity is issued.


DIVISIONS -- Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to a Division, the Division purchases shares of a Portfolio (with the same name) within Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund or American Funds(R).

EARLY WITHDRAWAL CHARGE -- The Early Withdrawal Charge is an amount we deduct from your Account Value if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.


EXCHANGE -- In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


FREE LOOK -- You may cancel your Contract within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Account, if applicable) or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures, and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in



                                    B-PPA-3
dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your MetLife Designated Office before submitting the form or request.

METLIFE -- MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT -- A Separate Account is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY -- An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.


YOU -- In this Prospectus, depending on the context, "You" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity or the participant or annuitant under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for PEDC Contracts, "You" means the employer and, for Keogh Contracts, "You" means the plan trustee. Under the PEDC or Keogh plans where the participant or annuitant is allowed to choose among investment choices, "You" means the participant or annuitant who is giving us instructions about the investment choices. In connection with a 403(b) plan termination, as of the date of the Contract or cash distribution under such plan termination, "You" means the participant who has received such Contract or cash distribution.


                                    B-PPA-4

                               TABLE OF EXPENSES
--------------------------------------------------------------------------------
            PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES



The following tables describe the fees and expenses You will pay when You buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges You will pay at the time You purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers/reallocations between the Divisions of your Deferred Annuity or Income Annuity. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions-see Appendix A) and other taxes which may apply.



CONTRACT OWNER TRANSACTION EXPENSES


SALES LOAD IMPOSED ON PURCHASE PAYMENTS.............................................. None
EARLY WITHDRAWAL CHARGE.............................................................. Up to 7%
(as a percentage of each purchase payment funding the withdrawal during the pay-in phase)(1)
EXCHANGE FEE FOR DEFERRED ANNUITIES.................................................. None
SURRENDER FEE FOR DEFERRED ANNUITIES................................................. None
ACCOUNT REDUCTION LOAN INITIATION FEE................................................ $ 75(2)
ANNUAL ACCOUNT REDUCTION LOAN MAINTENANCE FEE (PER LOAN OUTSTANDING)................. $ 50(2)
INCOME ANNUITY CONTRACT FEE(2)....................................................... $350
TRANSFER FEE......................................................................... None


1 An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within seven years of when they were credited to your Deferred Annuity. The charge on purchase payments is calculated according to the following schedule:




 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     7%
               2                     6%
               3                     5%
               4                     4%
               5                     3%
               6                     2%
               7                     1%
          Thereafter                 0%



There are times when the Early Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, each Contract Year You may take the greater of 10% of your Account Value or your purchase payments made over seven years ago free of Early Withdrawal Charges.
2 There is a one-time Contract Fee of $350 for Income Annuities. We do not charge this fee if You elect a pay-out option under your Deferred Annuity and You have owned your Deferred Annuity for more than two years. We are currently waiving this charge.



The second table describes the fees and expenses that You will bear periodically during the time You hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.



ANNUAL CONTRACT FEE FOR DEFERRED ANNUITIES(3).......................... None
SEPARATE ACCOUNT CHARGE(4)
(as a percentage of your average Account Value in the Separate Account)
General Administrative Expenses Charge................................. .50%
Mortality and Expense Risk Charge...................................... .75%
TOTAL SEPARATE ACCOUNT ANNUAL CHARGE(4)
Current and Maximum Guaranteed Charge:................................. 1.25%



3  A $20 Annual Contract Fee is imposed on money in the Fixed Interest Account.
      This fee may be waived under certain circumstances.
4 Pursuant to the terms of the Contract, our total Separate Account charge will not exceed 1.25% of your average balance in the Divisions. For purposes of presentation here, we estimated the allocation between general administrative expenses and the mortality and expense risk charge for Deferred Annuities or the amount of underlying Portfolio shares we have designated in the Divisions to generate your income payments for Income Annuities.



                                    B-PPA-5

We are waiving 0.08% of the Separate Account Charge for the Division investing in the Brighthouse/Wellington Large Cap Research Portfolio. We are waiving an amount equal to the Portfolio expenses that are in excess 0.62% for the Division investing in the Oppenheimer Global Equity Portfolio of Brighthouse Trust I.

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that You may bear periodically while You hold the Contract. Certain Portfolios may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the MFS(R) Value, BlackRock Capital Appreciation, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, MFS(R) Total Return, PIMCO Inflation Protected Bond, SSGA Growth ETF, SSGA Growth and Income ETF Portfolios, which are Class E Portfolios, Brighthouse/Franklin Low Duration Total Return and Loomis Sayles Global Markets, which are Class B Portfolios, American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C Portfolios, and the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning the Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses. Current prospectuses for the Portfolios can be obtained by calling 800 638-7732. Please read the prospectuses carefully before making your allocations to the Divisions.



MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.27%       1.12%


PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.



                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
-- CLASS 2
 American Funds Bond Fund..................    0.36%     0.25%          0.02%
 American Funds Global Small
  Capitalization Fund......................    0.70%     0.25%          0.04%
 American Funds Growth Fund................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund.........    0.26%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C.....................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C.....................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C.....................    0.06%     0.55%          0.01%
 Brighthouse Asset Allocation 100
  Portfolio -- Class A.....................    0.07%       --           0.01%
 Brighthouse/Franklin Low Duration Total
  Return Portfolio -- Class B..............    0.50%     0.25%          0.05%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class A............    0.56%       --           0.02%
 Clarion Global Real Estate Portfolio --
  Class E..................................    0.61%     0.15%          0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A..................................    0.55%       --           0.03%
 Harris Oakmark International Portfolio --
  Class E..................................    0.77%     0.15%          0.04%
 Invesco Small Cap Growth Portfolio --
  Class E..................................    0.85%     0.15%          0.03%



                                                              TOTAL       FEE WAIVER    NET TOTAL
                                               ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                               FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                    AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------- -------------- ----------- --------------- ----------
-- CLASS 2
 American Funds Bond Fund..................   --             0.63%       --              0.63%
 American Funds Global Small
  Capitalization Fund......................   --             0.99%       --              0.99%
 American Funds Growth Fund................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund.........   --             0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C..................... 0.42%            1.03%       --              1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C..................... 0.43%            1.05%       --              1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C..................... 0.40%            1.02%       --              1.02%
 Brighthouse Asset Allocation 100
  Portfolio -- Class A..................... 0.67%            0.75%       --              0.75%
 Brighthouse/Franklin Low Duration Total
  Return Portfolio -- Class B..............   --             0.80%     0.07%             0.73%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class A............   --             0.58%     0.04%             0.54%
 Clarion Global Real Estate Portfolio --
  Class E..................................   --             0.81%       --              0.81%
 ClearBridge Aggressive Growth Portfolio --
  Class A..................................   --             0.58%     0.02%             0.56%
 Harris Oakmark International Portfolio --
  Class E..................................   --             0.96%     0.02%             0.94%
 Invesco Small Cap Growth Portfolio --
  Class E..................................   --             1.03%     0.02%             1.01%


                                     B-PPA-6

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                              FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Loomis Sayles Global Markets Portfolio --
  Class B........................................    0.70%     0.25%          0.08%
 MFS(R) Research International Portfolio --
  Class A........................................    0.69%       --           0.05%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................    0.65%       --           0.04%
 Oppenheimer Global Equity Portfolio --
  Class A........................................    0.66%       --           0.04%
 PIMCO Inflation Protected Bond
  Portfolio -- Class E...........................    0.47%     0.15%          0.50%
 PIMCO Total Return Portfolio -- Class A.........    0.48%       --           0.08%
 SSGA Growth and Income ETF Portfolio --
  Class E........................................    0.31%     0.15%          0.01%
 SSGA Growth ETF Portfolio -- Class E............    0.32%     0.15%          0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A........................................    0.75%       --           0.03%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A...........................    0.65%       --           0.03%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A...........................    0.79%       --           0.06%
 BlackRock Bond Income Portfolio --
  Class A........................................    0.33%       --           0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class E...........................    0.69%     0.15%          0.03%
 Brighthouse Asset Allocation 20
  Portfolio -- Class A...........................    0.09%       --           0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class A...........................    0.06%       --             --
 Brighthouse Asset Allocation 60
  Portfolio -- Class A...........................    0.05%       --             --
 Brighthouse Asset Allocation 80
  Portfolio -- Class A...........................    0.05%       --           0.01%
 Brighthouse/Artisan Mid Cap Value
  Portfolio -- Class A...........................    0.82%       --           0.03%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A...........................    0.46%       --           0.08%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............    0.70%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class A........................................    0.71%       --           0.04%
 Jennison Growth Portfolio -- Class A............    0.60%       --           0.02%
 Loomis Sayles Small Cap Core Portfolio --
  Class A........................................    0.90%       --           0.07%
 Loomis Sayles Small Cap Growth
  Portfolio -- Class A...........................    0.90%       --           0.07%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................    0.25%       --           0.03%
 MetLife Mid Cap Stock Index Portfolio --
  Class A........................................    0.25%       --           0.04%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................    0.30%       --           0.07%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................    0.25%       --           0.06%
 MetLife Stock Index Portfolio -- Class A........    0.25%       --           0.02%
 MFS(R) Total Return Portfolio -- Class E........    0.56%     0.15%          0.05%
 MFS(R) Value Portfolio -- Class E...............    0.70%     0.15%          0.02%
 Neuberger Berman Genesis Portfolio --
  Class A........................................    0.81%       --           0.04%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                          AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Loomis Sayles Global Markets Portfolio --
  Class B........................................   --             1.03%       --              1.03%
 MFS(R) Research International Portfolio --
  Class A........................................   --             0.74%     0.10%             0.64%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................   --             0.69%     0.02%             0.67%
 Oppenheimer Global Equity Portfolio --
  Class A........................................   --             0.70%     0.10%             0.60%
 PIMCO Inflation Protected Bond
  Portfolio -- Class E...........................   --             1.12%     0.01%             1.11%
 PIMCO Total Return Portfolio -- Class A.........   --             0.56%     0.03%             0.53%
 SSGA Growth and Income ETF Portfolio --
  Class E........................................ 0.20%            0.67%       --              0.67%
 SSGA Growth ETF Portfolio -- Class E............ 0.21%            0.70%       --              0.70%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A........................................   --             0.78%       --              0.78%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A...........................   --             0.68%     0.09%             0.59%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A...........................   --             0.85%     0.12%             0.73%
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.51%       --              0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class E...........................   --             0.87%     0.09%             0.78%
 Brighthouse Asset Allocation 20
  Portfolio -- Class A........................... 0.57%            0.69%     0.02%             0.67%
 Brighthouse Asset Allocation 40
  Portfolio -- Class A........................... 0.59%            0.65%       --              0.65%
 Brighthouse Asset Allocation 60
  Portfolio -- Class A........................... 0.61%            0.66%       --              0.66%
 Brighthouse Asset Allocation 80
  Portfolio -- Class A........................... 0.64%            0.70%       --              0.70%
 Brighthouse/Artisan Mid Cap Value
  Portfolio -- Class A...........................   --             0.85%     0.05%             0.80%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A...........................   --             0.54%       --              0.54%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............   --             0.72%     0.11%             0.61%
 Frontier Mid Cap Growth Portfolio --
  Class A........................................   --             0.75%     0.02%             0.73%
 Jennison Growth Portfolio -- Class A............   --             0.62%     0.08%             0.54%
 Loomis Sayles Small Cap Core Portfolio --
  Class A........................................ 0.03%            1.00%     0.08%             0.92%
 Loomis Sayles Small Cap Growth
  Portfolio -- Class A...........................   --             0.97%     0.09%             0.88%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................   --             0.28%     0.01%             0.27%
 MetLife Mid Cap Stock Index Portfolio --
  Class A........................................ 0.01%            0.30%       --              0.30%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................ 0.01%            0.38%       --              0.38%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................ 0.01%            0.32%       --              0.32%
 MetLife Stock Index Portfolio -- Class A........   --             0.27%     0.01%             0.26%
 MFS(R) Total Return Portfolio -- Class E........   --             0.76%       --              0.76%
 MFS(R) Value Portfolio -- Class E...............   --             0.87%     0.14%             0.73%
 Neuberger Berman Genesis Portfolio --
  Class A........................................   --             0.85%     0.01%             0.84%


                                     B-PPA-7

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                           FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A........................ 0.60%          --           0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A........................ 0.47%          --           0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.......... 0.56%          --           0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A........ 0.47%          --           0.02%
-- CLASS I
 Calvert VP SRI Balanced Portfolio............ 0.53%          --           0.16%
-- SERVICE CLASS 2
 Freedom 2020 Portfolio....................... --           0.25%          --
 Freedom 2025 Portfolio....................... --           0.25%          --
 Freedom 2030 Portfolio....................... --           0.25%          --
 Freedom 2035 Portfolio....................... --           0.25%          --
 Freedom 2040 Portfolio....................... --           0.25%          --
 Freedom 2045 Portfolio....................... --           0.25%          --
 Freedom 2050 Portfolio....................... --           0.25%          --



                                                                 TOTAL       FEE WAIVER    NET TOTAL
                                                  ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                  FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                       AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- -------------- ----------- --------------- -----------
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A........................   --             0.62%     0.05%           0.57%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A........................   --             0.50%       --            0.50%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A..........   --             0.60%     0.06%           0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A........   --             0.49%     0.01%           0.48%
-- CLASS I
 Calvert VP SRI Balanced Portfolio............   --             0.69%       --            0.69%
-- SERVICE CLASS 2
 Freedom 2020 Portfolio....................... 0.58%            0.83%       --            0.83%
 Freedom 2025 Portfolio....................... 0.60%            0.85%       --            0.85%
 Freedom 2030 Portfolio....................... 0.65%            0.90%       --            0.90%
 Freedom 2035 Portfolio....................... 0.68%            0.93%       --            0.93%
 Freedom 2040 Portfolio....................... 0.68%            0.93%       --            0.93%
 Freedom 2045 Portfolio....................... 0.68%            0.93%       --            0.93%
 Freedom 2050 Portfolio....................... 0.68%            0.93%       --            0.93%



The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from April 30, 2018 through April 30, 2019. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios' prospectuses for additional information regarding these arrangements.


Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES

The examples are intended to help You compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the Contract Owner Transaction Expenses (described in the first table), the Separate Account Annual Charge and other costs You bear while You hold the Deferred Annuity or Income Annuity (described in the second table) and the Total Annual Portfolio Operating Expenses (described in the third table).


EXAMPLE 1.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   the underlying Portfolio earns a 5% annual return; and

   o You fully surrender your Deferred Annuity with applicable Early Withdrawal Charges deducted.



                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $937      $1,180      $1,519      $2,671
Minimum........     $852      $  922      $1,085      $1,782


                                     B-PPA-8

EXAMPLE 2.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   the underlying Portfolio earns a 5% annual return; and

   o You annuitize (elect a pay-out option under your Deferred Annuity under which You receive income payments over your lifetime or for a period of at least 5 full years) after owning your Deferred Annuity for more than two years or do not surrender your Deferred Annuity. (No Early Withdrawal Charges are deducted.)



                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $237        $730      $1,249      $2,671
Minimum........     $152        $472      $  815      $1,782


EXAMPLE 3.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   You bear the Income Annuity Contract Fee:

   o   the underlying Portfolio earns a 5% annual return; and

   o You purchase an Income Annuity or You annuitize (elect a pay-out option under your Deferred Annuity under which You receive income payments over your lifetime or for a period of at least 5 full years) during the first year (No Early Withdrawal Charges are deducted.)



                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $587      $1,063      $1,565      $2,938
Minimum........     $502      $  811      $1,142      $2,077



                                    B-PPA-9

                            ACCUMULATION UNIT VALUES

--------------------------------------------------------------------------------

                               FOR EACH DIVISION

--------------------------------------------------------------------------------
See Appendix B.


                                    B-PPA-10

                                    METLIFE
--------------------------------------------------------------------------------

Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a $270.2 billion general account portfolio invested primarily in investment grade corporate bonds, structured finance securities, mortgage loans and U.S. Treasury and agency securities, as well as real estate and corporate equity, at December 31, 2017. The Company was incorporated under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York NY 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc.




                      METROPOLITAN LIFE SEPARATE ACCOUNT E
--------------------------------------------------------------------------------

We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments and are not guaranteed by our parent company, MetLife, Inc., or by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While MetLife does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.




                               VARIABLE ANNUITIES
--------------------------------------------------------------------------------

There are two types of variable annuities described in this Prospectus:
Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the Divisions You choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus. The Prospectus describes the material features of the Deferred Annuities and the Income Annuities.


The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment company under the 1940 Act. Income Annuities and the variable pay-out options under the Deferred Annuities have a


                                    B-PPA-11
fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed annuity payments are subject to our financial strength and claims-paying ability.


The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to employers, associations, trusts or other groups for their employees, members or participants.


A DEFERRED ANNUITY


You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All tax sheltered annuities ("TSA(s)"), public employee deferred compensation ("PEDC") arrangements, Keogh and 403(a) arrangements receive tax deferral under the Internal Revenue Code ("Code"). There are no additional tax benefits from funding these tax qualified arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral, such as the availability of a guaranteed income for life or the death benefit, for acquiring the Deferred Annuity within these arrangements.

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when You either take all of your money out of the account or You elect "income" payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing annuity contract. You should replace an existing contract only when You determine that the Deferred Annuity is better for You. You may have to pay a withdrawal charge on your existing contract, and the Deferred Annuity may impose a new withdrawal charge period. Before You buy a Deferred Annuity ask your registered representative if purchasing a Deferred Annuity would be advantageous, given the Deferred Annuity's features, benefits and charges.

You should talk to your tax adviser to make sure that this purchase will qualify as a tax-free exchange. If You surrender your existing contract for cash and then buy the Deferred Annuity, You may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Deferred Annuity may be delayed.

We no longer make this Deferred Annuity available however, current Contract Owners may continue to make additional purchase payments, and new participants may enroll under any issued group Contract.


AN INCOME ANNUITY

An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments You receive will depend on such things as the income payment type You choose, your investment choices and the amount of your purchase payment.

The Income Annuities are no longer available.



                            YOUR INVESTMENT CHOICES
--------------------------------------------------------------------------------

Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the Divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds(R) Portfolios, which are Class 2, and the following Brighthouse Trust I and Brighthouse Trust II



                                    B-PPA-12

Portfolios: BlackRock Capital Appreciation, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, MFS(R) Total Return, MFS(R) Value, PIMCO Inflation Protected Bond, SSGA Growth ETF, SSGA Growth and Income ETF Portfolios, which are Class E, Brighthouse/Franklin Low Duration Total Return and Loomis Sayles Global Markets, which are Class B, and American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation and American Funds(R) Moderate Allocation, which are Class C.

The investment choices are listed in alphabetical order below (based upon the Portfolio's legal names). (See Appendix D -- "Portfolio Legal and Marketing Names.") The Divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. While the Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. The degree of investment risk You assume will depend on the Divisions You choose. Since your Account Value or income payments are subject to the risks associated with investing in stocks and bonds, your Account Value and/or variable income payments based on amounts allocated to the Divisions may go down as well as up.


Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 1 800-638-7732 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment manager and any sub-investment manager.



              PORTFOLIO                         INVESTMENT OBJECTIVE           INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
------------------------------------- --------------------------------------- ------------------------------------------
AMERICAN FUNDS(R)
American Funds Bond Fund              Seeks as high a level of current        Capital Research and Management
                                      income as is consistent with the        Companysm
                                      preservation of capital.
American Funds Global Small           Seeks long-term growth of capital.      Capital Research and Management
 Capitalization Fund                                                          Companysm
American Funds Growth Fund            Seeks growth of capital.                Capital Research and Management
                                                                              Companysm
American Funds Growth-Income          Seeks long-term growth of capital and   Capital Research and Management
 Fund                                 income.                                 Companysm
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced            Seeks a balance between a high level    Brighthouse Investment Advisers, LLC
 Allocation Portfolio                 of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
American Funds(R) Growth Allocation   Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio
American Funds(R) Moderate            Seeks a high total return in the form   Brighthouse Investment Advisers, LLC
 Allocation Portfolio                 of income and growth of capital, with
                                      a greater emphasis on income.
Brighthouse Asset Allocation 100      Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Franklin Low Duration     Seeks a high level of current income,   Brighthouse Investment Advisers, LLC
 Total Return Portfolio               while seeking preservation of           Subadviser: Franklin Advisers, Inc.
                                      shareholders' capital.
Brighthouse/Wellington Large Cap      Seeks long-term capital appreciation.   Brighthouse Investment Advisers, LLC
 Research Portfolio                                                           Subadviser: Wellington Management
                                                                              Company LLP


                                    B-PPA-13

                PORTFOLIO                            INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------------- ----------------------------------------- ------------------------------------------
Clarion Global Real Estate Portfolio      Seeks total return through investment     Brighthouse Investment Advisers, LLC
                                          in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                          both capital appreciation and current     LLC
                                          income.
ClearBridge Aggressive Growth             Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: ClearBridge Investments,
                                                                                    LLC
Harris Oakmark International              Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Harris Associates L.P.
Invesco Small Cap Growth Portfolio        Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Markets              Seeks high total investment return        Brighthouse Investment Advisers, LLC
 Portfolio                                through a combination of capital          Subadviser: Loomis, Sayles &
                                          appreciation and income.                  Company, L.P.
MFS(R) Research International Portfolio   Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Morgan Stanley Mid Cap Growth             Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Morgan Stanley
                                                                                    Investment Management Inc.
Oppenheimer Global Equity Portfolio       Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond            Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio                                consistent with preservation of capital   Subadviser: Pacific Investment
                                          and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio              Seeks maximum total return,               Brighthouse Investment Advisers, LLC
                                          consistent with the preservation of       Subadviser: Pacific Investment
                                          capital and prudent investment            Management Company LLC
                                          management.
SSGA Growth and Income ETF                Seeks growth of capital and income.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: SSGA Funds
                                                                                    Management, Inc.
SSGA Growth ETF Portfolio                 Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: SSGA Funds
                                                                                    Management, Inc.
T. Rowe Price Mid Cap Growth              Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Victory Sycamore Mid Cap Value            Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio                                equity securities of mid-sized            Subadviser: Victory Capital
                                          companies.                                Management Inc.
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Baillie Gifford Overseas
                                                                                    Limited
BlackRock Bond Income Portfolio           Seeks a competitive total return          Brighthouse Investment Advisers, LLC
                                          primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                          fixed-income securities.
BlackRock Capital Appreciation            Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: BlackRock Advisors, LLC


                                    B-PPA-14

                PORTFOLIO                           INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------------- ---------------------------------------- ------------------------------------------
Brighthouse Asset Allocation 20           Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
 Portfolio                                with growth of capital as a secondary
                                          objective.
Brighthouse Asset Allocation 40           Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio                                income and growth of capital, with a
                                          greater emphasis on income.
Brighthouse Asset Allocation 60           Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio                                of current income and growth of
                                          capital, with a greater emphasis on
                                          growth of capital.
Brighthouse Asset Allocation 80           Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Artisan Mid Cap Value         Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Artisan Partners Limited
                                                                                   Partnership
Brighthouse/Wellington Balanced           Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio                                with some current income.                Subadviser: Wellington Management
                                                                                   Company LLP
Brighthouse/Wellington Core Equity        Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                  income over time and, secondarily,       Subadviser: Wellington Management
                                          long-term capital appreciation and       Company LLP
                                          current income.
Frontier Mid Cap Growth Portfolio         Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Frontier Capital
                                                                                   Management Company, LLC
Jennison Growth Portfolio                 Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core              Seeks long-term capital growth from      Brighthouse Investment Advisers, LLC
 Portfolio                                investments in common stocks or          Subadviser: Loomis, Sayles &
                                          other equity securities.                 Company, L.P.
Loomis Sayles Small Cap Growth            Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Loomis, Sayles &
                                                                                   Company, L.P.
MetLife Aggregate Bond Index              Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio                                Bloomberg Barclays U.S. Aggregate        Subadviser: MetLife Investment
                                          Bond Index.                              Advisors, LLC
MetLife Mid Cap Stock Index               Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio                                Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                          Composite Stock Price Index.             Advisors, LLC
MetLife MSCI EAFE(R) Index Portfolio      Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
                                          MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                                   Advisors, LLC
MetLife Russell 2000(R) Index Portfolio   Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
                                          Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                                   Advisors, LLC
MetLife Stock Index Portfolio             Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
                                          Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                          Stock Price Index.                       Advisors, LLC

                                    B-PPA-15

              PORTFOLIO                         INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
------------------------------------ ----------------------------------------- ------------------------------------------
MFS(R) Total Return Portfolio        Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                     investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                               Services Company
MFS(R) Value Portfolio+              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
MFS(R) Value Portfolio               Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
Neuberger Berman Genesis Portfolio   Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
                                     principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                               Investment Advisers LLC
T. Rowe Price Large Cap Growth       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: T. Rowe Price Associates,
                                                                               Inc.
T. Rowe Price Small Cap Growth       Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: T. Rowe Price Associates,
                                                                               Inc.
Western Asset Management Strategic   Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio        consistent with preservation of           Subadviser: Western Asset
                                     capital.                                  Management Company
Western Asset Management             Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio           consistent with preservation of capital   Subadviser: Western Asset
                                     and maintenance of liquidity.             Management Company
CALVERT FUND
Calvert VP SRI Balanced Portfolio    Seeks to achieve a competitive total      Calvert Research and Management
                                     return through an actively managed
                                     portfolio of stocks, bonds and money
                                     market instruments which offer
                                     income and capital growth
                                     opportunity.
FIDELITY(R) VIP FUNDS
Freedom 2020 Portfolio               Seeks high total return with a            Fidelity Management & Research
                                     secondary objective of principal          Company
                                     preservation as the fund approaches       Subadviser: FMR Co., Inc.
                                     its target date and beyond.
Freedom 2025 Portfolio               Seeks high total return with a            Fidelity Management & Research
                                     secondary objective of principal          Company
                                     preservation as the fund approaches       Subadviser: FMR Co., Inc.
                                     its target date and beyond.
Freedom 2030 Portfolio               Seeks high total return with a            Fidelity Management & Research
                                     secondary objective of principal          Company
                                     preservation as the fund approaches       Subadviser: FMR Co., Inc.
                                     its target date and beyond.
Freedom 2035 Portfolio               Seeks high total return with a            Fidelity Management & Research
                                     secondary objective of principal          Company
                                     preservation as the fund approaches       Subadviser: FMR Co., Inc.
                                     its target date and beyond.


                                    B-PPA-16

        PORTFOLIO                 INVESTMENT OBJECTIVE          INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
------------------------ ------------------------------------- ------------------------------------------
Freedom 2040 Portfolio   Seeks high total return with a        Fidelity Management & Research
                         secondary objective of principal      Company
                         preservation as the fund approaches   Subadviser: FMR Co., Inc.
                         its target date and beyond.
Freedom 2045 Portfolio   Seeks high total return with a        Fidelity Management & Research
                         secondary objective of principal      Company
                         preservation as the fund approaches   Subadviser: FMR Co., Inc.
                         its target date and beyond.
Freedom 2050 Portfolio   Seeks high total return with a        Fidelity Management & Research
                         secondary objective of principal      Company
                         preservation as the fund approaches   Subadviser: FMR Co., Inc.
                         its target date and beyond.



++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Portfolios have been subject to a change. Please see Appendix C --"Additional Information Regarding the Portfolios."


INVESTMENT CHOICES WHICH ARE FUND OF FUNDS


The following Portfolios available within Brighthouse Trust I and Brighthouse Trust II are "fund of funds":


Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio

American Funds(R) Moderate Allocation Portfolio

SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio

"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The Contract or other correspondence we provide You will indicate the Divisions that are available to You. Your investment choices may be limited because:

   o Your employer, association or other group contract holder limits the available Divisions.

   o   We have restricted the available Divisions.

   o   Some of the Divisions are not approved in your state.

The Divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual



                                    B-PPA-17
fund shares. The Portfolios of Brighthouse Trust I, Brighthouse Trust II, Calvert Social Balanced and American Funds(R) Portfolios are made available only through various insurance company annuities and life insurance policies.

Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund and American Funds(R) are each a "series" type fund registered with the SEC as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of Brighthouse Trust I and Brighthouse Trust II pay Brighthouse Investment Advisers, LLC a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. The Calvert Social Balanced Portfolio pays Calvert Asset Management Company, Inc. a monthly fee for its services as its investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund and American Funds(R).



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS


An investment manager or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") where MetLife, Inc. retained an ownership interest of 19.2% non-voting common stock outstanding of Brighthouse Financial, Inc. Brighthouse subsidiaries include Brighthouse Investment Advisers, LLC, which serves as the investment adviser for the Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and Our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby we receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. As of December 31, 2017, approximately 85% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.


Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in each Portfolio's prospectus. (See the Fee Table and "Who Sells the Deferred Annuities and Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment return.


PORTFOLIO SELECTION

We select the Portfolios offered through the Contracts based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us


                                    B-PPA-18
or our affiliates. In this regard, the profit distributions we receive from our affiliated investment manager are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.




                               DEFERRED ANNUITIES
--------------------------------------------------------------------------------
This Prospectus describes the following Deferred Annuities under which You can accumulate money:

o TSA (Tax Sheltered Annuity)
o PEDC
o Keogh (Keogh plans under Section 401)
o 403(a) (Qualified Annuity plans under Section 403(a))

These Deferred Annuities may be issued either to You as an individual or to a group (in which case You are then a participant under the group's Deferred Annuity). Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:


   o Allocated (your Account Value records are kept for You as an individual); or

   o Unallocated (Account Value records are kept for a plan or group as a whole).



THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN



If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Value. Also, the Deferred Annuity may require that You or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.



403(B) PLAN TERMINATIONS

Upon a 403(b) plan termination, your employer is required to distribute your plan benefits under the Contract to You. Your employer may permit You to receive your distribution of your 403(b) plan benefit in cash or in the form of the Contract.

If You elect to receive your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable Early Withdrawal Charges. Outstanding loans will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See "Income Taxes.") Early Withdrawal Charges will be waived if the net distribution is made under the exceptions listed in the "When No Early Withdrawal Charge Applies" section of the Prospectus. However, if your employer chooses to distribute cash as the default option, your employer may not give You the opportunity to instruct MetLife to make, at a minimum, a direct transfer to another funding option


                                    B-PPA-19
or annuity contract issued by us or one of our affiliates, which may avoid an Early Withdrawal Charge. In that case, You will receive the net cash distribution, less any applicable Early Withdrawal Charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in the form of the Contract, we will continue to administer the Contract according to its terms. However in that case, You may not make any additional purchase payments or take any loans. In addition, MetLife will rely on You to provide certain information that would otherwise be provided to MetLife by the employer or plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of the Contract as a default option when that Contract is an investment vehicle for a TSA ERISA plan.


OTHER PLAN TERMINATIONS


Upon termination of a retirement plan that is not a Section 403(b) plan, your employer is generally required to distribute your plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable Early Withdrawal Charges. Outstanding loans, if available will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition, your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See "Income Taxes.") Early Withdrawal Charges will be waived if the net distribution is made under the exceptions listed in the "Early Withdrawal Charges" section of the prospectus. However, your employer may not give You the opportunity to instruct MetLife to make, at a minimum, a direct transfer to another funding option or annuity contract issued by us or one of our affiliates which may avoid a withdrawal charge. In that case, You will receive the net cash distribution, less any applicable Early Withdrawal Charge and withholding.



AUTOMATED INVESTMENT STRATEGIES

There are five automated investment strategies available to You. We created these investment strategies to help You manage your money. You decide if one is appropriate for You based upon your risk tolerance and savings goals. These investment strategies are available to You without any additional charges. However, the investment strategies are not available to Keogh Deferred Annuities or other unallocated Contracts. As with any investment program, no strategy can guarantee a gain -- You can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.


THE EQUITY GENERATOR(R): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division, based on your selection. If your Fixed Interest Account Value at the time of a scheduled transfer is zero, this strategy is automatically discontinued.


As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and You never request allocation changes or transfers, You will not pay more in Early Withdrawal Charges than your Contract earns. Early Withdrawal Charges may be taken from any of your earnings.


THE EQUALIZERSM: You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. Each quarter, amounts are transferred between the Fixed Interest Account and your chosen Division to make the value of each equal. For example, if You choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(R): You select a specific asset allocation for your entire Account Value from among the Divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Value in each option back to your original allocation. In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.

THE INDEX SELECTOR(R): You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account Value is allocated among the MetLife Aggregate Bond Index, MetLife Stock Index, MetLife MSCI EAFE(R) Index, MetLife Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account. Each quarter, the percentage



                                    B-PPA-20
in each of these Divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the Divisions and the Fixed Interest Account.

In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.


We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative (where applicable).

You may choose another Index Selector(R) strategy or terminate your Index Selector(R) strategy at any time. If You choose another Index Selector(R) strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to select the Index Selector(R) strategy again, You must select from the asset allocation models available at that time.


THE ALLOCATORSM: Each month, a dollar amount You choose is transferred from the Fixed Interest Account to any of the Divisions You choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account Value is exhausted, this strategy is automatically discontinued.


The Equity Generator(R) and the Allocator(SM) are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You wish to continue the strategy through periods of fluctuating prices.

We will terminate all transactions under any automated investment strategy upon notification of your death.


PURCHASE PAYMENTS

There is no minimum purchase payment except for the unallocated Keogh Deferred Annuity. If You have an unallocated Keogh Deferred Annuity, each purchase payment must be at least $2,000. In addition, your total purchase payments must be at least $15,000 for your first Contract Year and $5,000 for each subsequent Contract Year.

You may continue to make purchase payments while You receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through salary reduction or salary deduction. You may make purchase payments to your Deferred Annuity whenever You choose, up to the date You begin receiving payments from a pay-out option.


PURCHASE PAYMENTS -- SECTION 403(B) PLANS


The Internal Revenue Service ("IRS") announced regulations affecting Section 403(b) plans and arrangements which were generally effective January 1, 2009. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under Section 403(b) under certain conditions (so-called "90-24 transfers"). The regulations have the following effect regarding transfers: (1) an issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this employer requirement.


In consideration of these regulations, we have determined only to make available the Contract for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract.

If your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into your Contract, we urge You to consult with your tax adviser prior to making additional purchase payments.


                                    B-PPA-21

ALLOCATION OF PURCHASE PAYMENTS


You decide how your money is allocated among the Fixed Interest Account and the Divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

If You choose to make an allocation to the asset allocation Divisions with your initial purchase payment, 100% of your allocation to the investment choices must be to only one of the asset allocation Divisions. After the initial purchase payment has been made, You may allocate subsequent purchase payments or make transfers from any asset allocation Division to any investment choice or to one or more of the asset allocation Divisions. We reserve the right to make certain changes to the Divisions. (See "Your Investment Choices -- Portfolio Selection.")



LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

   o   Federal tax laws;

   o Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling You in writing at least 90 days in advance;

   o Regulatory requirements. For example, if You reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after You have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to You after You turn age 60; or after You turn age 63, if the Deferred Annuity was issued before You were age 61 (except under the PEDC Deferred Annuity);

   o Retirement, for certain Deferred Annuities. You may no longer make purchase payments if You retire;

   o   Leaving your job (for Keogh, TSA, PEDC and 403(a) Deferred Annuities);
       and

   o   Receiving systematic termination payments (described later).


THE VALUE OF YOUR INVESTMENT


Accumulation Units are credited to You when You make purchase payments or transfers into a Division. When You withdraw or transfer money from a Division, Accumulation Units are liquidated. We determine the number of Accumulation Units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each Division:


   o First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

   o Finally, we multiply the previous Accumulation Unit Value by this result.


EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS


Assume You make a purchase payment of $500 into one Division and that Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 Accumulation Units.




  $500
------
          =   50 Accumulation Units
   $10


                                    B-PPA-22

CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

           $10.00 x .95 = $9.50 is the new Accumulation Unit Value


TRANSFERS



You may make tax-free transfers between Divisions or between the Divisions and the Fixed Interest Account. For us to process a transfer, You must tell us:


   o   The percentage or dollar amount of the transfer;


   o The Divisions (or Fixed Interest Account) from which You want the money to be transferred;

   o The Divisions (or Fixed Interest Account) to which You want the money to be transferred; and


   o Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.


For additional transfer restrictions (see "General Information -- Valuation -- Suspension of Payments").


WE MAY REQUIRE YOU TO:

   o   Use our forms;


   o Maintain a minimum Account Value (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or


   o Transfer a minimum amount if the transfer is in connection with the Allocator.


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios. In addition, as described below, we intend to treat all American Funds(R) as Monitored Portfolios. We monitor transfer/reallocation activity in the following Monitored Portfolios:


     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio

                                    B-PPA-23

     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their Portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.

Your third-party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitations and may change from time to time as those systems are upgraded.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.



                                    B-PPA-24

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



ACCESS TO YOUR MONEY


You may withdraw either all or part of your Account Value from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Value, if less). To process your request, we need the following information:


   o   The percentage or dollar amount of the withdrawal; and


   o The Divisions (or Fixed Interest Account) from which You want the money to be withdrawn.


Your withdrawal may be subject to income taxes, tax penalties and Early Withdrawal Charges.

Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or


                                    B-PPA-25
other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


You may submit a written withdrawal request, which must be received at your Administrative Office on or before the date the pay-out phase begins, that indicates that the withdrawal should be processed as of the date the pay-out phase begins, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit Value calculated as of the date the pay-out phase begins.


If You are a member of the Michigan Education Association and employed with a school district which purchased a TSA Deferred Annuity before January 15, 1996, then You must tell us the source of money from which we may take a withdrawal. This includes salary reduction, elective deferrals, direct rollovers, direct transfers or employer contributions.


ACCOUNT REDUCTION LOANS


We may administer loan programs made available through plans or group arrangements on an account reduction basis for certain Deferred Annuities. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Division and the Fixed Interest Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated to the Divisions and the Fixed Interest Account in the same percentages as your current investment election for contributions. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



SYSTEMATIC WITHDRAWAL PROGRAM FOR TSA DEFERRED ANNUITIES


If we agree and if approved in your state for TSA Deferred Annuities, You may choose to automatically withdraw a specific dollar amount or a percentage of your Account Value each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Early Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. For the Deferred Annuities, if You elect to receive payments through this program, You must have no loan outstanding from the Fixed Interest Account and You must either be 59 1/2 years old or have left your job. Tax law generally prohibits withdrawals from Deferred Annuities before You reach 59 1/2. Your Account Value will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments You would receive from a Deferred Annuity pay-out option or under an Income Annuity.

If You elect to withdraw a dollar amount, we will pay You the same dollar amount each Contract Year. If You elect to withdraw a percentage of your Account Value, each Contract Year, we recalculate the amount You will receive based on your new Account Value.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Divisions in which You have an Account Value.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If You choose to receive a percentage of your Account Value, we will determine the amount payable on the date these payments begin. When You first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if You select to receive payments on a monthly basis with the percentage of your Account Value You request equaling $12,000, and there are six months left in the Contract Year, we will pay You $2,000 a month.



                                    B-PPA-26

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay You over the Contract Year either the amount that You chose or an amount equal to the percentage of your Account Value You chose. For example, if You select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Value equals $12,000 at the start of a Contract Year, we will pay You $1,000 a month.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Divisions in which You then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in Good Order at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should request payment by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month on the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made at any time. If You make any of these changes, we will treat your request as though You were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at your Administrative Office at least 30 days in advance.

Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us at your Administrative Office. We will also terminate your participation in the program upon notification of your death.

Systematic Withdrawal Program payments may be subject to an Early Withdrawal Charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When You first elect the program, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the Early Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.



MINIMUM DISTRIBUTION


In order for You to comply with certain tax law provisions, You may be required to take money out of your Deferred Annuity. Rather than receiving your required minimum distribution in one annual lump-sum payment, You may request that we pay it to You in installments throughout the calendar year. However, we may require that You maintain a certain Account Value at the time You request these payments. We will terminate your participation in the program upon notification of your death.



ANNUAL CONTRACT FEE

There is no Separate Account Annual Contract Fee.


   o For all Contracts, except the Keogh Deferred Annuity and certain TSA Deferred Annuities, You pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year, if your Account Value is less than $10,000 and if You do not make purchase payments during the year.


   o For the Keogh Deferred Annuity with individual participant recordkeeping (allocated) You pay a $20 charge applied against any amounts in the Fixed Interest Account.

   o For the Keogh Deferred Annuity with no individual participant recordkeeping (unallocated), there is no Annual Contract Fee.

   o   There is no Annual Contract Fee for certain TSA Deferred Annuities.

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ACCOUNT REDUCTION LOAN FEES


We may make available account reduction loans. If your plan or group of which You are a participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 account reduction loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Division and the Fixed Interest Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.



CHARGES



There are two types of charges You pay while You have money in a Division:


   o   Insurance-related charge (or Separate Account charge), and

   o   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Early Withdrawal Charge may not fully cover all of the sales and deduction expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Contract charges.


The Separate Account charge You pay will not reduce the number of Accumulation Units credited to You. Instead, we deduct the charge as part of the calculation of the Accumulation Unit Value.



INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount You have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity. MetLife guarantees that the Separate Account insurance-related charge will not increase while You have this Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.


The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your "pay-in" phase is larger than your Account Value. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).



INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on which Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES



Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Values and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Values or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.


Premium taxes, if applicable, depend on the Deferred Annuity You purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.


                                    B-PPA-28

We also reserve the right to deduct from purchase payments, Account Value, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


We reserve the right to deduct from the Deferred Annuity for any income taxes which we incur because of the Deferred Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Deferred Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Deferred Annuity, and in that event we may deduct such tax from the Deferred Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.


EARLY WITHDRAWAL CHARGES



An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within seven years of when they were credited to your Deferred Annuity. The Early Withdrawal Charge does not apply in certain situations or upon the occurrence of certain events or circumstances. To determine the Early Withdrawal Charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or Divisions from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an Early Withdrawal Charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the Early Withdrawal Charge, we will then withdraw it from the Fixed Interest Account and the Divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. However, if the Early Withdrawal Charge is greater than the available purchase payments, then we will take the Early Withdrawal Charges, in whole or in part, from your earnings.

For partial withdrawals, the Early Withdrawal Charge is determined by dividing the amount that is subject to the Early Withdrawal Charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the Early Withdrawal Charge. We will treat your request as a request for a full withdrawal if your Account Value is not sufficient to pay both the requested withdrawal and the Early Withdrawal Charge.


For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an Early Withdrawal Charge and pay You the rest.

The Early Withdrawal Charge on purchase payments withdrawn is as follows:


 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     7%
               2                     6%
               3                     5%
               4                     4%
               5                     3%
               6                     2%
               7                     1%
           8 & Later                 0%

If You are a member of the Michigan Education Association and employed by a school district which purchased a TSA Deferred Annuity before January 15, 1996, then we impose the Early Withdrawal Charge in the above table for the first seven Contract Years.

The Early Withdrawal Charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of Early Withdrawal Charges we collect. However, we believe that our sales costs may exceed the Early Withdrawal Charges we collect. If so, we will pay the difference out of our general profits.


                                    B-PPA-29

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge You the Early Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet one of the conditions listed below.

You do not pay an Early Withdrawal Charge:


   o On transfers You make within your Deferred Annuity among Divisions and transfers to or from the Fixed Interest Account.


   o   On withdrawals of purchase payments You made over seven years ago.

   o If You choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

   o If You die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.


   o   If You withdraw up to 10% (20% for the unallocated Keogh and certain
       TSA Deferred Annuities) of your Account Value each Contract Year. This 10% (or 20%) total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time You make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% (or 20%) will You have to pay Early Withdrawal Charges. If You have a Keogh Deferred Annuity, generally You are allowed to take the "free withdrawal" on top of any other withdrawals which are otherwise exempt from the Early Withdrawal Charge. This is not true if your other withdrawals are in connection with a systematic termination or purchase payments made over 7 years ago.


   o If the withdrawal is required for You to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if the withdrawal is to satisfy Section 72(t) requirements under the Code.


   o Systematic Termination. For unallocated Keogh and certain TSA Deferred Annuities, and the TSA Deferred Annuity for certain Texas institutions of higher education which takes effect when the institution withdraws its endorsement of the TSA Deferred Annuity or if You retire or leave your job according to the requirements of the Texas Optional Retirement Program, You may withdraw your total Account Value without an Early Withdrawal Charge when the Account Value is paid in annual installments based on the following percentages of your Account Value for that year's withdrawal:




 CONTRACT YEAR     PERCENTAGE
---------------   -----------
       1*             20%
       2              25%
       3            33 1/3%
       4              50%
       5           remainder


------------
*     Less that Contract Year's withdrawals.


       Any money You withdraw in excess of these percentages in any Contract Year will be subject to Early Withdrawal Charges. You may stop the systematic termination of the Contract. If You ask to restart systematic termination, You begin at the beginning of the schedule listed above.

   o If You are disabled and request a total withdrawal. Disability is defined in the Federal Social Security Act. If the Keogh or TSA Deferred Annuity is issued in connection with your retirement plan which is subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and if your plan document defines disability, your plan's definition governs.

   o   If You retire:

       o For the Keogh, TSA and 403(a) Deferred Annuities, if there is a plan and You retire according to the requirements of the plan. This exemption does not apply to withdrawals of money transferred into these TSA Deferred Annuities from other investment vehicles on a tax-free basis (plus earnings on such amounts).

       o For the unallocated Keogh Deferred Annuity, if your plan defines retirement and You retire under that

                                    B-PPA-30
           definition. If You are a "restricted" participant, according to the terms of the Deferred Annuity, You must have participated in the Deferred Annuity for the time stated in the Contract.

       o For certain TSA Deferred Annuities without a plan, if You have also participated for at least 10 consecutive years. This does not apply for withdrawals of money transferred into the Contract from other investment vehicles on a tax-free basis (plus earnings on such amounts). Participated for at least 10 consecutive years means that your Contract must have been in existence for 10 years prior to the requested withdrawal.

       o For the allocated Keogh Deferred Annuity, if You have continuously participated for at least seven years.

       o For certain TSA Deferred Annuities, if You retired before the Contract was purchased (including money transferred from other investment vehicles on a tax-free basis plus earnings on that money).

       o For certain TSA Deferred Annuities, if there is a plan and You retire according to the requirements of the plan.

       o   For the PEDC Deferred Annuity, if You retire.

   o   If You leave your job:

       o For the unallocated Keogh Deferred Annuity, if You are a "restricted" participant, according to the terms of the Deferred Annuity, You must have participated in the Deferred Annuity for the time stated in the Contract.

       o For the TSA and 403(a) Deferred Annuities, only if You have continuously participated for at least 10 years. This exemption does not apply to withdrawals of money transferred into TSA and 403(a) Deferred Annuities from other investment vehicles on a tax-free basis (plus earnings on such amounts). Continuously participated means that your Contract must be in existence for 10 years prior to the requested withdrawal.

       o For the allocated Keogh Deferred Annuity, only if You have continuously participated for at least seven years.

       o For certain TSA Deferred Annuities, if You leave your job with the employer You had at the time You purchased this annuity.

       o For certain TSA Deferred Annuities, if You left your job before the Contract was purchased (including money transferred from other investment vehicles on a tax-free basis plus earnings on that money).

       o For PEDC, if You leave your job with the employer that bought the Deferred Annuity or the employer in whose arrangement You participate.


   o For Keogh and certain TSA Deferred Annuities, if your plan terminates and the Account Value is transferred into another annuity contract we issue.


   o For PEDC, unallocated Keogh and certain TSA Deferred Annuities, if You suffer from an unforeseen hardship.


   o For Keogh Deferred Annuities, if You make a direct transfer to another investment vehicle we have preapproved. For the unallocated Keogh Deferred Annuity, if You are a "restricted" participant, according to the terms of the Deferred Annuity, You also must roll over your Account Value to a MetLife individual retirement annuity within 120 days after You are eligible to receive a plan distribution.


   o For participants in the Teacher Retirement System of Texas who purchase Contracts on or after June 1, 2002, if You have continuously participated for 10 years. Continuously participated means your Contract must be in existence for 10 years prior to the requested withdrawal.

   o If the plan or group of which You are a participant or member permits account reduction loans, You take an account reduction loan and the withdrawal consists of these account reduction loan amounts.


                                    B-PPA-31

   o If You have transferred money which is not subject to a withdrawal charge (because You have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.

   o If permitted in your state, if You make a direct transfer to another funding option or annuity contract issued by us or by one of our affiliates and we agree.


WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If You transferred money from certain eligible MetLife contracts into a Deferred Annuity, You may have different Early Withdrawal Charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.

   o   Amounts transferred before January 1, 1996:


       We credit your transfer amounts with the time You held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges (determined as previously described) for transferred amounts from your original
       Contract:



 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     5%
               2                     4%
               3                     3%
               4                     2%
               5                     1%
         6 and Beyond                0%

   o   Amounts transferred on or after January 1, 1996:


       o For certain Contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original Contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges for transferred amounts from your original
           Contract:



 AFTER THE TRANSFER     PERCENTAGE
--------------------   -----------
          1                5%
          2                4%
          3                3%
          4                2%
          5                1%
    6 and Beyond           0%


       o If we issued the other Contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other Contract as if they were made under the Deferred Annuity as of the date we received them under that Contract.



   o Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time You held them under your original Contract.

DIVORCE. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.



FREE LOOK

You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Deferred Annuity from us directly, through the


                                    B-PPA-32
mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).



DEATH BENEFIT

One of the insurance guarantees we provide You under your Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies) for TSA and 403(a) Deferred Annuities. Your beneficiary under a PEDC Deferred Annuity is the trustee or employer. Under an allocated Keogh Deferred Annuity the death benefit is paid to the plan's trustee. (There is no death benefit for the unallocated Keogh Deferred Annuity.) If You die during the pay-in phase, the death benefit the beneficiary receives will be the greatest of:


   o   Your Account Value;



   o Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or


   o The total of all of your purchase payments less any partial withdrawals (including any applicable Early Withdrawal Charge).

In each case, we deduct the amount of any outstanding loans from the death benefit.

For the allocated Keogh Deferred Annuity, your death benefit under the Deferred Annuity will be no more than your Account Value.


The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method.


Until the beneficiary (or each beneficiary if there are multiple beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk.

Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Value in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions until each of the other beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take the payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.

There is no death benefit after the pay-out phase begins, however, depending on the pay-out option your select, any remaining guarantee will be paid to your beneficiary.


TOTAL CONTROL ACCOUNT

The beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds,


                                    B-PPA-33
with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


PAY-OUT OPTIONS (OR INCOME OPTIONS)


You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Value (less any premium taxes, outstanding loans and applicable Contract fees), then we apply the net amount to the option. (See "Income Taxes" for a discussion of partial annuitization.) You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. However, if You annuitize within two years of purchasing the Deferred Annuity, a $350 Contract fee applies. We are currently waiving this fee. The variable pay-out option may not be available in all states.


When considering a pay-out option, You should think about whether You want:

   o Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

   o   A fixed dollar payment or a variable payment; and

   o   A refund feature.


Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which You will receive your income payments. If You do not tell us otherwise, your Fixed Interest Account Value will be used to provide a Fixed Income Option and your Separate Account Value will be used to provide a variable pay-out income option.


Your Contract specifies the date on which income payments are to begin.

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.

Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase.



YOUR SPOUSE'S RIGHTS

If You received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney.

Any reference to "spouse" includes those persons who are married under state law, regardless of sex.


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                                INCOME ANNUITIES
--------------------------------------------------------------------------------

Income Annuities provide You with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, You may receive your payments on a monthly, quarterly, semi-annual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that You begin receiving payments immediately or You can apply the Account Value of your Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, You may defer receiving payments from us for one year after You have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuities are no longer available.


We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If You annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

Using proceeds from the following types of arrangements, You may purchase Income Annuities to receive immediate payments:

   o   TSA

   o   PEDC

   o   Keogh

   o   403(a)

If You have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how You may be affected.


INCOME PAYMENT TYPES

Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when You decide to take a pay-out option or at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

   o Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

   o Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.


   o Beneficiary: the person who receives continuing payments/or a lump sum payment if the Owner dies.


Many times, the Owner and the Annuitant are the same person.

When deciding how to receive income, consider:

   o   The amount of income You need;

   o   The amount You expect to receive from other sources;

   o   The growth potential of other investments; and

   o   How long You would like your income to last.

Your income payment amount will depend in large part on the type of income payment You choose. For example, if You select a "Lifetime Income Annuity for Two," your payments will typically be lower than if You select a "Lifetime


                                    B-PPA-35

Income Annuity." Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or Joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger. Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than those guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. The terms of your Contract will determine when your income payments start and the frequency with which You will receive your income payments. When You select an income type, it will apply to both fixed income payments and variable income payments.


We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations.

The following income payment types are available:


LIFETIME INCOME ANNUITY: A variable income that is paid as long as the Annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Owner of the annuity (or the beneficiary, if the Owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the Annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the Annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the Annuitant dies before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two Annuitants is living. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Owner of the annuity (or the beneficiary, if the Owner dies during the guarantee period) until the end of the guaranteed period. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either Annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both Annuitants die before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a Contract with this income payment type. If the Owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.



                                    B-PPA-36

MINIMUM SIZE OF YOUR INCOME PAYMENT


Your initial income payment must be at least $50. If You live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to provide this minimum initial income payment.


ALLOCATION



You decide what portion of your income payment is allocated among the Fixed Income Option and the Divisions.



THE VALUE OF YOUR INCOME PAYMENTS


AMOUNT OF INCOME PAYMENTS


Variable income payments from a Division will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract fee), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains fixed for the duration of the Contract if no reallocations are made.


The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.


Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then-current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the Annuitant that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the Owner will be given the benefit of the higher rates.



ANNUITY UNITS


Annuity Units are credited to You when You make a purchase payment or make a reallocation into a Division. Before we determine the number of Annuity Units to credit to You, we reduce a purchase payment (but not a reallocation) by any premium taxes and the Contract fee, if applicable. We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to a Division) by the Annuity Unit Value on the date of the transaction. The result is the number of Annuity Units credited for that Division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When You reallocate an income payment from a Division, Annuity Units supporting that portion of your income payment in that Division are liquidated.



AIR


Your income payments are determined by using the AIR to benchmark the investment experience of the Divisions You select. We currently offer a 3% and 4% AIR. Certain states may require a different AIR or a cap on what AIR may be chosen. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Divisions.


The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.


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The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.



VALUATION


This is how we calculate the Annuity Unit Value for each Division:


   o First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

   o Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

   o   Finally, we multiply the previous Annuity Unit Value by this result.


REALLOCATIONS


You may make reallocations among the Divisions or from the Divisions to the Fixed Income Option. Once You reallocate your income payment into the Fixed Income Option You may not later reallocate amounts from the Fixed Income Option to the Divisions. If You reside in certain states You may be limited to four options (including the Fixed Interest Option).

Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the Divisions or other funds to generate your income payments.


Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange on that business day. All other reallocation requests in Good Order will be processed on the next business day.

For us to process a reallocation, You must tell us:

   o   The percentage of the income payment to be reallocated;


   o   The Divisions from which You want the income payment to be reallocated;
       and



   o The Divisions or Fixed Income Option (and the percentages allocated to each) to which You want the income payment to be reallocated.

When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.



   o First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;


   o Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

   o Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation; and

   o Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.


                                    B-PPA-38

When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.


You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:


   o Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 + ($125 - $100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)



   o Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will also be made to the number of Annuity Units in both Divisions as well.)



RESTRICTIONS ON TRANSFERS



RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios. In addition, as described below, we intend to treat all American Funds(R) as Monitored Portfolios. We monitor transfer/reallocation activity in the following Monitored Portfolios:


     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and



                                    B-PPA-39

(3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their Portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.

Your third-party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitations and may change from time to time as those systems are upgraded.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from



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intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



CONTRACT FEE


A one time $350 Contract fee is taken from your purchase payment when You purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the Divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping. We are currently waiving this fee.



CHARGES


There are two types of charges You pay if You allocate any of your income payment to the Divisions:


   o   Insurance-related charge (or Separate Account charge); and

   o   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain Contract charges.


The Separate Account charge You pay will not reduce the number of Annuity Units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.



INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments than we anticipated.


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We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).


INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on the Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES


Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when You make the purchase payment.

Premium taxes, if applicable, depend on the Income Annuity You purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

We reserve the right to deduct from the Income Annuity for any income taxes which we incur because of the Income Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Income Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Income Annuity, and in that event we may deduct such tax from the Income Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.


FREE LOOK


You may cancel your Income Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The "free look" may also vary depending on your age and whether You purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payment or (ii) the value of your Accumulation Units as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).


If You do not cancel your Income Annuity during the "free-look" period, your decision to purchase the Income Annuity is irrevocable.

You do not have a "free look" if You are electing income payments in the pay-out phase of your Deferred Annuity.



YOUR SPOUSE'S RIGHTS

If You received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney.

Any reference to "spouse" includes those persons who are married under state law, regardless of sex.


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                              GENERAL INFORMATION
--------------------------------------------------------------------------------
ADMINISTRATION


All transactions will be processed in the manner described below.


PURCHASE PAYMENTS


Send your purchase payments, by check, cashier's check or certified check made payable to "MetLife," to your Administrative Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments.


We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.


Purchase payments (including any portion of your Account Value under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in Good Order at your Administrative Office, except when they are received:


   o On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

   o   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.


We reserve the right to credit your initial purchase payment to You within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, the trustee of the Keogh plan (if an allocated Deferred Annuity) or the group in which You are a participant or member must identify You on their reports to us and tell us how your money should be allocated among the Divisions and the Fixed Interest Account/Fixed Income Option.



CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities are confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


PROCESSING TRANSACTIONS

We permit You to request transactions by mail and telephone. We make Internet access available to You for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.


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If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an Owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.



BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to You include:


   o   Account Value


   o   Unit Values

   o   Current rates for the Fixed Interest Account

   o   Transfers

   o   Changes to investment strategies

   o   Changes in the allocation of future purchase payments.


For your Deferred Annuity in the pay-out phase or Income Annuity, You may obtain information and initiate transactions through our toll-free number, 1-800-638-7732. Our customer service consultants are available by telephone between 8:00 a.m. and 6:00 p.m. Eastern Time each business day.


Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at your Administrative Office to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



TELEPHONE AND COMPUTER SYSTEMS


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to your Administrative Office.


Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.

We are not responsible or liable for:

   o any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or

   o any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.


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AFTER YOUR DEATH


If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. For example, if You request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint Annuitant or pay your beneficiary a refund.



ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA ("Employee Retirement Income Security Act of 1974") annuity Contracts to be abandoned after a period of inactivity of three to five years from the Contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary of the Contract Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7732 to make such changes.



MISSTATEMENT


We may require proof of age of the Annuitant, Owner, or beneficiary before making any payments under this Contract that are measured by the Annuitant's, Owner's, or beneficiary's life. If the age of the Annuitant, Owner, or beneficiary has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age.


Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any under payments.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing your requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as You and your Contract. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of your confidential information or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



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THIRD PARTY REQUESTS


Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners, and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.



VALUATION -- SUSPENSION OF PAYMENTS


We separately determine the Accumulation Unit Value and Annuity Unit Value for each Division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.

When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of Annuity Units You receive on the next available Annuity Unit Value.


We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

   o rules of the SEC so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

   o   during any other period when the SEC by order so permits.


ADVERTISING PERFORMANCE



We periodically advertise the performance of the Divisions. You may get performance information from a variety of sources including your quarterly statements, your sales representative (where applicable), the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an Accumulation (or Annuity) Unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of Early Withdrawal Charges. Early Withdrawal Charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable Early Withdrawal Charges since the Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the Divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities or Income Annuities had been introduced as of the Portfolio inception date.



                                    B-PPA-46

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.


We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.


We may state performance for the Divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in Annuity Unit Value.


We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and the average of investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable Separate Account charge (rather than the maximum), as well as the Annuity Unit Values and the investment-related charge.

An illustration should not be relied upon as a guarantee of future results.

Historical performance information should not be relied on as a guarantee of future performance results.

Past performance is no guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and Early Withdrawal Charges.


CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY



We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity Owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:


   o   To operate the Separate Account in any form permitted by law.

   o To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations transactions permitted.


   o To transfer any assets in a Division to another Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Divisions in the Separate Account.



   o To substitute for the Portfolio shares in any Division, the shares of another class of Brighthouse Trust I, Brighthouse Trust II or the shares of another investment company or any other investment permitted by law.



                                    B-PPA-47

   o To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.

   o To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.


If any changes result in a material change in the underlying investments of a Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.



VOTING RIGHTS


Based on our current view of applicable law, You have voting interests under your Deferred Annuity or Income Annuity concerning Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund or American Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.


You are entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under the Keogh Deferred Annuity, participants may instruct You to give us instructions regarding shares deemed attributable to their contributions to the Deferred Annuity. Under the Keogh Deferred Annuity, we will provide You with the number of copies of voting instruction soliciting materials that You request so that You may furnish such materials to participants who may give You voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.


There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners or participants/Annuitants may control the outcome of a vote. Shares of Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund or American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:
The shares for which voting instructions are received; and

The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.


WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES


MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities and Income Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities and Income Annuities). MLIDC does not retain any fees under the Deferred Annuities and Income Annuities.


MLIDC's principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as well as the securities commissions in the states in which it operates, and is a member of the Financial Regulatory Industry Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


                                    B-PPA-48

The Deferred Annuities are sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Deferred Annuities may also be sold through the mail, the Internet or by telephone.


There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities. MLIDC pays compensation based upon a "gross dealer concession" model. With respect to the Deferred Annuities, the gross dealer concession ranges from 1.5% to 6% of each purchase payment and, starting in the second Contract Year, 0.18% of the Account Value or amount available from which income payments are made each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession credited upon an annuitization depends on several factors, including the number of years the Contract has been in force.



We may make payments to MLIDC that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for MLIDC's management team, advertising expenses, and other expenses of distributing the Contracts. MLIDC's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with MLIDC. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines directly from us or the distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to different compensation rates. Ask your sales representative (where applicable) for further information about what your sales representative (where applicable) and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.



From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market our variable annuity contracts. These organizations are compensated for their sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Values their members hold in the Contract. We also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.


WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY


We may not cancel your Income Annuity.


We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 36 consecutive months and your Account Value is less than $2,000, except for the unallocated Keogh Deferred Annuity. We may only cancel the unallocated Keogh Deferred Annuity if we do not receive purchase payments from You for 12 consecutive months and your Account Value is less than $15,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we cancel a Deferred Annuity issued in New York, we will return the full Account Value. In all other cases, You will receive an amount equal to what You would have received if You had requested a total withdrawal of your Account Value. Early Withdrawal Charges may apply. Certain Deferred Annuities do not contain these cancellation provisions.



                                    B-PPA-49

We will not terminate any Contract where we keep records of your account if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if your plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Account Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.




                                  INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


QUALIFIED ANNUITY CONTRACTS

INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


                                    B-PPA-50

ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years.

TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free from Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.

WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

     These exceptions include withdrawals made:

   (a)        on account of your death or disability, or

   (b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

A withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after


                                    B-PPA-51

December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.

ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met , amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

Generally, a distribution may be eligible for rollover, but certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements;

   (b)        financial hardship; or

   (c)        for a period of ten or more years or for life.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.

DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).

If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your Contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age
70 1/2.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.


                                    B-PPA-52

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, You must begin receiving amounts from your retirement plan by April 1 following the latter of:

   (a)        the calendar year in which You reach age 70 1/2, or

   (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.


Your required minimum distribution must be in Good Order and payment must be processed by MetLife prior to the due date (generally, the calendar year or April 1st of the year after you reach age 70 1/2) in order to satisfy the requirement for the applicable tax year.


A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of 403(b) plans. The amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Account Value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)

SPECIAL RULES REGARDING EXCHANGES

In order to satisfy tax regulations, contract exchanges within a 403(b) plan must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

   (a) Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

   (b) Is exchanged to another permissible investment under your 403(b) plan;

   (c) Relates to contributions to an annuity contract that are not salary reduction elective deferrals , if your plan allows it;


                                    B-PPA-53

   (d) Occurs after You die, leave your job or become disabled (as defined by the Code);

   (e) Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

   (f) Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

   (g)        Relates to rollover or after-tax contributions; or

   (h) Is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.

DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.

CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.

DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if You are a resident of Puerto Rico. -


                                    B-PPA-54

ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse", spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.


                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.



                                    B-PPA-55

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                          NON-QUALIFIED
                            QUALIFIED       DEFERRED
                            DEFERRED        ANNUITIES
                           AND INCOME      AND INCOME
                            ANNUITIES       ANNUITIES
                          ------------   --------------
California(1)..........      0.5%            2.35%
Florida(2).............      1.0%             1.0%
Maine(3)...............      0.0%             2.0%
Nevada(4)..............      0.0%             3.5%
Puerto Rico(5).........      1.0%             1.0%
South Dakota(6)........      0.0%            1.25%
West Virginia..........      1.0%             1.0%
Wyoming(4).............      0.0%             1.0%

------------
1 California applies the qualified tax rate to plans that qualify under the following Code Sections: 401(a), 403(b), 404, 408(b), and 501(a).

2 Annuity purchase payments are exempt from taxation provided the tax savings are passed back to the Contract Owners. Otherwise, they are taxable at 1%.

3  Maine applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 403(b), 404, 408, 457 and 501.
4 Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 404, 408, 457 and 501.

5 We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, Account Value, withdrawals, death benefits or income payments.


6 Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a Contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403(b), 404, 408, 457, and 501(a).


                                    B-PPA-57

                                   APPENDIX B
--------------------------------------------------------------------------------
                     ACCUMULATION UNIT VALUES (IN DOLLARS)



This table shows fluctuations in the Accumulation Unit Values for each Division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).




                          1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                       NUMBER OF
                                                                                        BEGINNING OF                  ACCUMULATION
                                                                                            YEAR        END OF YEAR   UNITS END OF
                                                                                        ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2008    16.12          14.43             1,475
                                                                                2009    14.43          16.05             1,346
                                                                                2010    16.05          16.88             1,181
                                                                                2011    16.88          17.69               998
                                                                                2012    17.69          18.41               945
                                                                                2013    18.41          17.79               789
                                                                                2014    17.79          18.50               722
                                                                                2015    18.50          18.32               635
                                                                                2016    18.32          18.63               612
                                                                                2017    18.63          19.07               577
American Funds Global Small Capitalization Investment Division (Class 2)....... 2008    35.88          16.47             5,184
                                                                                2009    16.47          26.24             4,852
                                                                                2010    26.24          31.72             4,325
                                                                                2011    31.72          25.33             3,639
                                                                                2012    25.33          29.57             3,112
                                                                                2013    29.57          37.47             2,827
                                                                                2014    37.47          37.79             2,574
                                                                                2015    37.79          37.43             2,356
                                                                                2016    37.43          37.74             2,124
                                                                                2017    37.74          46.93             1,897
American Funds Growth Investment Division (Class 2)............................ 2008   183.38         101.48             1,819
                                                                                2009   101.48         139.73             1,629
                                                                                2010   139.73         163.80             1,450
                                                                                2011   163.80         154.87             1,276
                                                                                2012   154.87         180.32             1,124
                                                                                2013   180.32         231.72             1,021
                                                                                2014   231.72         248.35               931
                                                                                2015   248.35         262.10               840
                                                                                2016   262.10         283.43               758
                                                                                2017   283.43         359.14               677
American Funds Growth-Income Investment Division (Class 2)..................... 2008   124.63          76.50             1,886
                                                                                2009    76.50          99.17             1,651
                                                                                2010    99.17         109.15             1,481
                                                                                2011   109.15         105.83             1,303
                                                                                2012   105.83         122.80             1,157
                                                                                2013   122.80         161.93             1,048
                                                                                2014   161.93         176.94               961
                                                                                2015   176.94         177.30               866
                                                                                2016   177.30         195.29               778
                                                                                2017   195.29         236.05               695
American Funds(R) Balanced Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008    10.00           7.01               639
                                                                                2009     7.01           8.96             1,145
                                                                                2010     8.96           9.93             1,406
                                                                                2011     9.93           9.60             1,340
                                                                                2012     9.60          10.76             1,271
                                                                                2013    10.76          12.60             1,404
                                                                                2014    12.60          13.20             1,495
                                                                                2015    13.20          12.94             1,458
                                                                                2016    12.94          13.78             1,390
                                                                                2017    13.78          15.91             1,375
American Funds(R) Growth Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008     9.99           6.36               428
                                                                                2009     6.36           8.42               871
                                                                                2010     8.42           9.44             1,048
                                                                                2011     9.44           8.89             1,060
                                                                                2012     8.89          10.19             1,062
                                                                                2013    10.19          12.60             1,103
                                                                                2014    12.60          13.24             1,137
                                                                                2015    13.24          12.98             1,207
                                                                                2016    12.98          13.97             1,171
                                                                                2017    13.97          16.74             1,118


                                    B-PPA-58

                         1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
American Funds(R) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................... 2008   10.01           7.69                672
                                                                               2009    7.69           9.37              1,228
                                                                               2010    9.37          10.17              1,382
                                                                               2011   10.17          10.07              1,312
                                                                               2012   10.07          11.02              1,270
                                                                               2013   11.02          12.36              1,251
                                                                               2014   12.36          12.95              1,304
                                                                               2015   12.95          12.70              1,295
                                                                               2016   12.70          13.42              1,189
                                                                               2017   13.42          14.98              1,071
Baillie Gifford International Stock Investment Division (Class A)............. 2008   22.62          12.48              7,317
                                                                               2009   12.48          15.06              6,530
                                                                               2010   15.06          15.95              5,890
                                                                               2011   15.95          12.62              5,448
                                                                               2012   12.62          14.90              4,833
                                                                               2013   14.90          17.00              4,382
                                                                               2014   17.00          16.27              4,049
                                                                               2015   16.27          15.75              3,707
                                                                               2016   15.75          16.40              3,377
                                                                               2017   16.40          21.89              3,013
BlackRock Bond Income Investment Division (Class A)........................... 2008   27.69          26.41              7,220
                                                                               2009   26.41          28.56              6,226
                                                                               2010   28.56          30.56              5,563
                                                                               2011   30.56          32.17              4,813
                                                                               2012   32.17          34.17              4,306
                                                                               2013   34.17          33.49              3,876
                                                                               2014   33.49          35.42              3,472
                                                                               2015   35.42          35.19              3,158
                                                                               2016   35.19          35.84              2,910
                                                                               2017   35.84          36.85              2,669
BlackRock Capital Appreciation Investment Division (Class E).................. 2008   14.03           8.78                923
                                                                               2009    8.78          11.85                826
                                                                               2010   11.85          14.01                733
                                                                               2011   14.01          12.58                739
                                                                               2012   12.58          14.19                653
                                                                               2013   14.19          18.78                582
                                                                               2014   18.78          20.17                544
                                                                               2015   20.17          21.14                573
                                                                               2016   21.14          20.87                467
                                                                               2017   20.87          27.57                480
BlackRock Capital Appreciation Investment Division (Class E) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class E) and
before that FI Large Cap Investment Division (Class E)) (5/1/2006)............ 2008   18.19           9.90                 89
                                                                               2009    9.90          10.32                  0
Brighthouse Asset Allocation 100 Investment Division (Class A) (formerly
MetLife Asset Allocation 100 Investment Division (Class A) and before that
MetLife Aggressive Allocation Investment Division (Class A)) (5/1/2005)....... 2008   13.09           7.72              1,047
                                                                               2009    7.72          10.06              1,178
                                                                               2010   10.06          11.51              1,329
                                                                               2011   11.51          12.50                  0
Brighthouse Asset Allocation 100 Investment Division (Class A) (formerly
MetLife Asset Allocation 100 Investment Division (Class A)) (5/2/2011)........ 2011   12.48          10.71              1,275
                                                                               2012   10.71          12.39              1,311
                                                                               2013   12.39          15.88              1,332
                                                                               2014   15.88          16.50              1,306
                                                                               2015   16.50          16.03              1,274
                                                                               2016   16.03          17.28              1,298
                                                                               2017   17.28          21.04              1,291
Brighthouse Asset Allocation 20 Investment Division (Class A) (formerly
MetLife Asset Allocation 20 Investment Division (Class A)) (5/1/2005)......... 2008   11.42           9.69              1,715
                                                                               2009    9.69          11.55              1,625
                                                                               2010   11.55          12.59              2,027
                                                                               2011   12.59          12.87              2,105
                                                                               2012   12.87          13.92              2,055
                                                                               2013   13.92          14.36              1,866
                                                                               2014   14.36          14.86              1,609
                                                                               2015   14.86          14.64              1,480
                                                                               2016   14.64          15.15              1,311
                                                                               2017   15.15          16.03              1,123


                                    B-PPA-59

                         1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Brighthouse Asset Allocation 40 Investment Division (Class A) (formerly
MetLife Asset Allocation 40 Investment Division (Class A)) (5/1/2005)......... 2008   11.87           9.21              3,893
                                                                               2009    9.21          11.28              3,832
                                                                               2010   11.28          12.46              3,825
                                                                               2011   12.46          12.46              3,616
                                                                               2012   12.46          13.75              3,521
                                                                               2013   13.75          15.10              3,459
                                                                               2014   15.10          15.69              3,243
                                                                               2015   15.69          15.37              2,911
                                                                               2016   15.37          16.14              2,463
                                                                               2017   16.14          17.70              2,222
Brighthouse Asset Allocation 60 Investment Division (Class A) (formerly
MetLife Asset Allocation 60 Investment Division (Class A)) (5/1/2005)......... 2008   12.32           8.71              7,924
                                                                               2009    8.71          10.91              8,271
                                                                               2010   10.91          12.23              8,534
                                                                               2011   12.23          11.94              8,452
                                                                               2012   11.94          13.38              8,205
                                                                               2013   13.38          15.64              8,254
                                                                               2014   15.64          16.26              8,273
                                                                               2015   16.26          15.91              7,685
                                                                               2016   15.91          16.88              7,166
                                                                               2017   16.88          19.16              6,494
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............ 2013   11.72          13.37                275
                                                                               2014   13.37          13.33                  0
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A)) (5/1/2005)......... 2008   12.79           8.22              4,739
                                                                               2009    8.22          10.51              5,319
                                                                               2010   10.51          11.92              5,394
                                                                               2011   11.92          11.36              5,351
                                                                               2012   11.36          12.99              5,221
                                                                               2013   12.99          15.98              5,355
                                                                               2014   15.98          16.66              5,573
                                                                               2015   16.66          16.20              5,422
                                                                               2016   16.20          17.35              5,116
                                                                               2017   17.35          20.47              4,801
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B)) (4/28/2008).................. 2008    9.99           7.04                124
                                                                               2009    7.04           8.94                177
                                                                               2010    8.94           9.71                218
                                                                               2011    9.71           9.42                256
                                                                               2012    9.42          10.81                255
                                                                               2013   10.81          11.64                  0
Brighthouse/Artisan Mid Cap Value Investment Division (Class A) (formerly
Met/Artisan Mid Cap Value Investment Division (Class A))...................... 2008   38.10          20.32              2,860
                                                                               2009   20.32          28.41              2,472
                                                                               2010   28.41          32.28              2,154
                                                                               2011   32.28          34.04              1,908
                                                                               2012   34.04          37.61              1,696
                                                                               2013   37.61          50.84              1,588
                                                                               2014   50.84          51.18              1,430
                                                                               2015   51.18          45.77              1,278
                                                                               2016   45.77          55.59              1,208
                                                                               2017   55.59          61.95              1,063
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011))............................................... 2011    9.98           9.77                 30
                                                                               2012    9.77          10.08                105
                                                                               2013   10.08          10.07                253
                                                                               2014   10.07          10.05                363
                                                                               2015   10.05           9.86                386
                                                                               2016    9.86          10.05                311
                                                                               2017   10.05          10.06                323


                                    B-PPA-60

                          1.25 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
Brighthouse/Wellington Balanced Investment Division (Class A) (formerly
Met/Wellington Balanced Investment Division (Class A)).......................... 2008    33.82
                                                                                 2009    25.12
                                                                                 2010    29.10
                                                                                 2011    31.52
                                                                                 2012    32.31
                                                                                 2013    35.87
                                                                                 2014    42.72
                                                                                 2015    46.65
                                                                                 2016    47.26
                                                                                 2017    49.94
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class A) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class A))............................................................. 2008    40.76
                                                                                 2009    24.41
                                                                                 2010    31.83
                                                                                 2011    35.21
                                                                                 2012    33.37
                                                                                 2013    37.20
                                                                                 2014    49.13
                                                                                 2015    53.68
                                                                                 2016    54.29
                                                                                 2017    57.56
Brighthouse/Wellington Large Cap Research Investment Division (Class A)
(formerly Met/Wellington Large Cap Research Investment Division (Class A))...... 2008    38.04
                                                                                 2009    23.62
                                                                                 2010    27.86
                                                                                 2011    31.02
                                                                                 2012    30.80
                                                                                 2013    34.58
                                                                                 2014    45.98
                                                                                 2015    51.74
                                                                                 2016    53.60
                                                                                 2017    57.60
Calvert VP SRI Balanced Investment Division (Class I)........................... 2008    30.84
                                                                                 2009    20.91
                                                                                 2010    25.88
                                                                                 2011    28.66
                                                                                 2012    29.60
                                                                                 2013    32.31
                                                                                 2014    37.65
                                                                                 2015    40.76
                                                                                 2016    39.38
                                                                                 2017    41.95
Clarion Global Real Estate Investment Division (Class E)........................ 2008    16.47
                                                                                 2009     9.48
                                                                                 2010    12.64
                                                                                 2011    14.50
                                                                                 2012    13.55
                                                                                 2013    16.88
                                                                                 2014    17.28
                                                                                 2015    19.35
                                                                                 2016    18.86
                                                                                 2017    18.80
ClearBridge Aggressive Growth Investment Division (Class A)..................... 2008     8.12
                                                                                 2009     4.89
                                                                                 2010     6.45
                                                                                 2011     7.90
                                                                                 2012     8.08
                                                                                 2013     9.49
                                                                                 2014    13.68
                                                                                 2015    16.09
                                                                                 2016    15.29
                                                                                 2017    15.55
ClearBridge Aggressive Growth Investment Division (Class A) (formerly
ClearBridge Aggressive Growth II Investment Division (Class E)) (1/1/2008)...... 2008   191.21
                                                                                 2009   109.63
                                                                                 2010   154.85
                                                                                 2011   167.49
                                                                                 2012   153.11
                                                                                 2013   185.46
                                                                                 2014   236.12



                          1.25 SEPARATE ACCOUNT CHARGE
                                                                                                  NUMBER OF
                                                                                                 ACCUMULATION
                                                                                   END OF YEAR   UNITS END OF
                                                                                  ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                                UNIT VALUE     THOUSANDS)
-------------------------------------------------------------------------------- -------------- -------------
Brighthouse/Wellington Balanced Investment Division (Class A) (formerly
Met/Wellington Balanced Investment Division (Class A))..........................  25.12             21,582
                                                                                  29.10             18,577
                                                                                  31.52             16,421
                                                                                  32.31             14,468
                                                                                  35.87             12,969
                                                                                  42.72             11,682
                                                                                  46.65             10,531
                                                                                  47.26              9,554
                                                                                  49.94              8,665
                                                                                  56.79              7,910
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class A) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class A)).............................................................  24.41              3,308
                                                                                  31.83              2,967
                                                                                  35.21              2,670
                                                                                  33.37              2,317
                                                                                  37.20              2,038
                                                                                  49.13              1,818
                                                                                  53.68              1,620
                                                                                  54.29              1,453
                                                                                  57.56              1,330
                                                                                  67.69              1,194
Brighthouse/Wellington Large Cap Research Investment Division (Class A)
(formerly Met/Wellington Large Cap Research Investment Division (Class A))......  23.62             19,811
                                                                                  27.86             17,618
                                                                                  31.02             15,757
                                                                                  30.80             14,126
                                                                                  34.58             12,684
                                                                                  45.98             11,377
                                                                                  51.74             10,359
                                                                                  53.60              9,390
                                                                                  57.60              8,529
                                                                                  69.65              7,717
Calvert VP SRI Balanced Investment Division (Class I)...........................  20.91              1,236
                                                                                  25.88              1,152
                                                                                  28.66              1,070
                                                                                  29.60              1,001
                                                                                  32.31                916
                                                                                  37.65                840
                                                                                  40.76                788
                                                                                  39.38                732
                                                                                  41.95                666
                                                                                  46.40                619
Clarion Global Real Estate Investment Division (Class E)........................   9.48              3,084
                                                                                  12.64              2,586
                                                                                  14.50              2,308
                                                                                  13.55              2,071
                                                                                  16.88              1,888
                                                                                  17.28              1,880
                                                                                  19.35              1,771
                                                                                  18.86              1,598
                                                                                  18.80              1,506
                                                                                  20.59              1,364
ClearBridge Aggressive Growth Investment Division (Class A).....................   4.89              1,212
                                                                                   6.45              1,092
                                                                                   7.90              1,034
                                                                                   8.08              1,779
                                                                                   9.49              1,745
                                                                                  13.68              2,124
                                                                                  16.09              4,725
                                                                                  15.29              4,357
                                                                                  15.55              3,785
                                                                                  18.23              3,333
ClearBridge Aggressive Growth Investment Division (Class A) (formerly
ClearBridge Aggressive Growth II Investment Division (Class E)) (1/1/2008)...... 109.63                221
                                                                                 154.85                253
                                                                                 167.49                206
                                                                                 153.11                154
                                                                                 185.46                161
                                                                                 236.12                134
                                                                                 246.09                  0


                                    B-PPA-61

                         1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                     NUMBER OF
                                                                                      BEGINNING OF                  ACCUMULATION
                                                                                          YEAR        END OF YEAR   UNITS END OF
                                                                                      ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
ClearBridge Aggressive Growth Investment Division (Class A) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class A) and
before that Legg Mason Value Equity Investment Division (Class A))........... 2008    9.62           4.33                 896
                                                                              2009    4.33           5.89                 819
                                                                              2010    5.89           6.28                 724
                                                                              2011    6.28           6.68                   0
Frontier Mid Cap Growth Investment Division (Class A)........................ 2008   38.10          20.42              13,191
                                                                              2009   20.42          30.14              11,924
                                                                              2010   30.14          34.33              10,712
                                                                              2011   34.33          32.89               9,662
                                                                              2012   32.89          36.05               8,681
                                                                              2013   36.05          47.27               7,813
                                                                              2014   47.27          51.89               7,134
                                                                              2015   51.89          52.73               6,510
                                                                              2016   52.73          54.89               5,914
                                                                              2017   54.89          67.91               5,376
Harris Oakmark International Investment Division (Class E)................... 2008   19.81          11.57               2,947
                                                                              2009   11.57          17.75               3,145
                                                                              2010   17.75          20.43               2,911
                                                                              2011   20.43          17.33               2,605
                                                                              2012   17.33          22.13               2,315
                                                                              2013   22.13          28.55               2,340
                                                                              2014   28.55          26.60               2,226
                                                                              2015   26.60          25.10               2,096
                                                                              2016   25.10          26.85               1,922
                                                                              2017   26.85          34.62               1,789
Invesco Small Cap Growth Investment Division (Class E)....................... 2008   16.33           9.88                 408
                                                                              2009    9.88          13.08                 368
                                                                              2010   13.08          16.32                 307
                                                                              2011   16.32          15.96                 341
                                                                              2012   15.96          18.65                 279
                                                                              2013   18.65          25.86                 300
                                                                              2014   25.86          27.59                 287
                                                                              2015   27.59          26.81                 274
                                                                              2016   26.81          29.54                 241
                                                                              2017   29.54          36.60                 211
Jennison Growth Investment Division (Class A)................................ 2008    5.57           3.50               3,172
                                                                              2009    3.50           4.84               3,232
                                                                              2010    4.84           5.33               2,908
                                                                              2011    5.33           5.29               2,644
                                                                              2012    5.29           6.05               3,023
                                                                              2013    6.05           8.20               2,695
                                                                              2014    8.20           8.83               2,508
                                                                              2015    8.83           9.66               2,669
                                                                              2016    9.66           9.56               2,277
                                                                              2017    9.56          12.96               2,395
Jennison Growth Investment Division (Class A) (formerly Oppenheimer
Capital Appreciation Investment Division (Class E) (5/1/2005))............... 2008   13.11           7.00                 345
                                                                              2009    7.00           9.95                 398
                                                                              2010    9.95          10.76                 327
                                                                              2011   10.76          10.51                 283
                                                                              2012   10.51          11.82                   0
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)....... 2013   13.12          14.44                 455
                                                                              2014   14.44          14.76                 439
                                                                              2015   14.76          14.75                 408
                                                                              2016   14.75          15.27                 454
                                                                              2017   15.27          18.54                 432
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2008    9.99           7.99                 115
                                                                              2009    7.99          10.09                 244
                                                                              2010   10.09          11.14                 301
                                                                              2011   11.14          11.24                 367
                                                                              2012   11.24          12.49                 468
                                                                              2013   12.49          13.05                   0
Loomis Sayles Small Cap Core Investment Division (Class A)................... 2008   37.11          23.49                 946
                                                                              2009   23.49          30.22                 815
                                                                              2010   30.22          38.07                 707
                                                                              2011   38.07          37.82                 661
                                                                              2012   37.82          42.79                 577
                                                                              2013   42.79          59.62                 560
                                                                              2014   59.62          61.10                 496
                                                                              2015   61.10          59.44                 452
                                                                              2016   59.44          70.02                 409
                                                                              2017   70.02          79.70                 382


                                    B-PPA-62

                          1.25 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
Loomis Sayles Small Cap Growth Investment Division (Class A).................... 2008   11.46
                                                                                 2009    6.66
                                                                                 2010    8.55
                                                                                 2011   11.12
                                                                                 2012   11.31
                                                                                 2013   12.42
                                                                                 2014   18.24
                                                                                 2015   18.24
                                                                                 2016   18.33
                                                                                 2017   19.22
MetLife Aggregate Bond Index Investment Division (Class A) (formerly
Barclays Aggregate Bond Index Investment Division (Class A)).................... 2008   14.42
                                                                                 2009   15.10
                                                                                 2010   15.69
                                                                                 2011   16.43
                                                                                 2012   17.45
                                                                                 2013   17.90
                                                                                 2014   17.27
                                                                                 2015   18.05
                                                                                 2016   17.87
                                                                                 2017   18.07
MetLife Mid Cap Stock Index Investment Division (Class A)....................... 2008   17.08
                                                                                 2009   10.76
                                                                                 2010   14.56
                                                                                 2011   18.17
                                                                                 2012   17.60
                                                                                 2013   20.45
                                                                                 2014   26.89
                                                                                 2015   29.08
                                                                                 2016   28.05
                                                                                 2017   33.36
MetLife MSCI EAFE(R) Index Investment Division (Class A) (formerly MSCI
EAFE(R) Index Investment Division (Class A)).................................... 2008   17.47
                                                                                 2009    9.99
                                                                                 2010   12.70
                                                                                 2011   13.57
                                                                                 2012   11.73
                                                                                 2013   13.71
                                                                                 2014   16.50
                                                                                 2015   15.32
                                                                                 2016   14.96
                                                                                 2017   14.98
MetLife Russell 2000(R) Index Investment Division (Class A) (formerly Russell
2000(R) Index Investment Division (Class A)).................................... 2008   18.62
                                                                                 2009   12.23
                                                                                 2010   15.22
                                                                                 2011   19.08
                                                                                 2012   18.07
                                                                                 2013   20.77
                                                                                 2014   28.43
                                                                                 2015   29.49
                                                                                 2016   27.88
                                                                                 2017   33.40
MetLife Stock Index Investment Division (Class A)............................... 2008   44.63
                                                                                 2009   27.73
                                                                                 2010   34.57
                                                                                 2011   39.21
                                                                                 2012   39.44
                                                                                 2013   45.09
                                                                                 2014   58.80
                                                                                 2015   65.84
                                                                                 2016   65.78
                                                                                 2017   72.56
MFS Value Investment Division II (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................ 2008   14.88
                                                                                 2009    9.54
                                                                                 2010   10.48
                                                                                 2011   11.28
                                                                                 2012   11.38
                                                                                 2013   12.83
                                                                                 2014   16.72
                                                                                 2015   18.13
                                                                                 2016   16.82
                                                                                 2017   19.63



                          1.25 SEPARATE ACCOUNT CHARGE
                                                                                                  NUMBER OF
                                                                                                 ACCUMULATION
                                                                                   END OF YEAR   UNITS END OF
                                                                                  ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                                UNIT VALUE     THOUSANDS)
-------------------------------------------------------------------------------- -------------- -------------
Loomis Sayles Small Cap Growth Investment Division (Class A)....................  6.66               1,171
                                                                                  8.55               1,075
                                                                                 11.12               1,029
                                                                                 11.31               1,321
                                                                                 12.42                 916
                                                                                 18.24               1,071
                                                                                 18.24                 826
                                                                                 18.33                 837
                                                                                 19.22                 684
                                                                                 24.12                 637
MetLife Aggregate Bond Index Investment Division (Class A) (formerly
Barclays Aggregate Bond Index Investment Division (Class A)).................... 15.10              12,890
                                                                                 15.69              12,201
                                                                                 16.43              11,134
                                                                                 17.45               9,659
                                                                                 17.90               9,090
                                                                                 17.27               9,080
                                                                                 18.05               8,530
                                                                                 17.87               7,788
                                                                                 18.07               7,335
                                                                                 18.43               7,142
MetLife Mid Cap Stock Index Investment Division (Class A)....................... 10.76               7,317
                                                                                 14.56               6,375
                                                                                 18.17               5,755
                                                                                 17.60               5,067
                                                                                 20.45               4,551
                                                                                 26.89               4,303
                                                                                 29.08               4,069
                                                                                 28.05               3,772
                                                                                 33.36               3,545
                                                                                 38.21               3,297
MetLife MSCI EAFE(R) Index Investment Division (Class A) (formerly MSCI
EAFE(R) Index Investment Division (Class A))....................................  9.99               9,244
                                                                                 12.70               8,280
                                                                                 13.57               7,632
                                                                                 11.73               7,318
                                                                                 13.71               6,461
                                                                                 16.50               6,022
                                                                                 15.32               6,058
                                                                                 14.96               5,807
                                                                                 14.98               5,637
                                                                                 18.48               5,075
MetLife Russell 2000(R) Index Investment Division (Class A) (formerly Russell
2000(R) Index Investment Division (Class A)).................................... 12.23               6,134
                                                                                 15.22               5,450
                                                                                 19.08               4,975
                                                                                 18.07               4,386
                                                                                 20.77               3,900
                                                                                 28.43               3,542
                                                                                 29.49               3,325
                                                                                 27.88               3,082
                                                                                 33.40               2,864
                                                                                 37.83               2,693
MetLife Stock Index Investment Division (Class A)............................... 27.73              41,165
                                                                                 34.57              36,386
                                                                                 39.21              32,752
                                                                                 39.44              29,372
                                                                                 45.09              26,401
                                                                                 58.80              23,707
                                                                                 65.84              21,603
                                                                                 65.78              19,800
                                                                                 72.56              17,989
                                                                                 87.10              16,332
MFS Value Investment Division II (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................  9.54               2,500
                                                                                 10.48               2,137
                                                                                 11.28               1,827
                                                                                 11.38               1,647
                                                                                 12.83               1,511
                                                                                 16.72               1,502
                                                                                 18.13               1,414
                                                                                 16.82               1,270
                                                                                 19.63               1,259
                                                                                 20.84               1,088


                                    B-PPA-63

                        1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                   NUMBER OF
                                                                                    BEGINNING OF                  ACCUMULATION
                                                                                        YEAR        END OF YEAR   UNITS END OF
                                                                                    ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
MFS(R) Research International Investment Division (Class A)................ 2008   19.10          10.89               3,093
                                                                            2009   10.89          14.19               2,576
                                                                            2010   14.19          15.65               2,138
                                                                            2011   15.65          13.85               1,897
                                                                            2012   13.85          16.00               1,669
                                                                            2013   16.00          18.90               1,512
                                                                            2014   18.90          17.41               1,428
                                                                            2015   17.41          16.93               1,322
                                                                            2016   16.93          16.61               1,236
                                                                            2017   16.61          21.09               1,097
MFS(R) Total Return Investment Division (Class E).......................... 2008   12.66           9.72               1,503
                                                                            2009    9.72          11.37               1,276
                                                                            2010   11.37          12.34               1,121
                                                                            2011   12.34          12.47                 984
                                                                            2012   12.47          13.72                 905
                                                                            2013   13.72          16.10                 899
                                                                            2014   16.10          17.25                 839
                                                                            2015   17.25          16.99                 757
                                                                            2016   16.99          18.29                 702
                                                                            2017   18.29          20.29                 657
MFS(R) Value Investment Division (Class A)................................. 2008   14.47           9.51               9,015
                                                                            2009    9.51          11.35               7,889
                                                                            2010   11.35          12.49               7,055
                                                                            2011   12.49          12.44               6,320
                                                                            2012   12.44          14.33               5,679
                                                                            2013   14.33          19.22               5,862
                                                                            2014   19.22          21.03               5,336
                                                                            2015   21.03          20.74               4,895
                                                                            2016   20.74          23.43               4,564
                                                                            2017   23.43          27.31               4,193
MFS(R) Value Investment Division (Class A) (formerly FI Value Leaders
Investment Division (Class E))............................................. 2008   33.09          19.93                 444
                                                                            2009   19.93          23.94                 367
                                                                            2010   23.94          27.06                 320
                                                                            2011   27.06          25.04                 290
                                                                            2012   25.04          28.59                 265
                                                                            2013   28.59          31.50                   0
MFS(R) Value Investment Division (Class A) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008).......................... 2008    9.99           6.60                  74
                                                                            2009    6.60           8.15                 155
                                                                            2010    8.15           8.93                 259
                                                                            2011    8.93           8.77                 328
                                                                            2012    8.77           9.87                 309
                                                                            2013    9.87          10.82                   0
Morgan Stanley Mid Cap Growth Investment Division (Class A)................ 2010   13.70          15.94              15,840
                                                                            2011   15.94          14.70              14,266
                                                                            2012   14.70          15.90              12,904
                                                                            2013   15.90          21.88              11,673
                                                                            2014   21.88          21.89              10,709
                                                                            2015   21.89          20.59               9,871
                                                                            2016   20.59          18.65               9,225
                                                                            2017   18.65          25.86               8,448
Morgan Stanley Mid Cap Growth Investment Division (Class A) (formerly FI
Mid Cap Opportunities Investment Division (Class A))....................... 2008   21.43           9.46              19,350
                                                                            2009    9.46          12.50              17,589
                                                                            2010   12.50          13.55                   0
Neuberger Berman Genesis Investment Division (Class A)..................... 2008   20.82          12.67               9,126
                                                                            2009   12.67          14.16               8,002
                                                                            2010   14.16          17.00               7,015
                                                                            2011   17.00          17.77               6,170
                                                                            2012   17.77          19.31               5,472
                                                                            2013   19.31          26.42               5,236
                                                                            2014   26.42          26.10               4,713
                                                                            2015   26.10          25.92               4,241
                                                                            2016   25.92          30.39               3,836
                                                                            2017   30.39          34.74               3,487
Neuberger Berman Genesis Investment Division (Class A) (formerly MLA Mid
Cap Investment Division (Class E))......................................... 2008   15.94           9.72                 826
                                                                            2009    9.72          13.14                 718
                                                                            2010   13.14          15.98                 630
                                                                            2011   15.98          14.95                 550
                                                                            2012   14.95          15.57                 483
                                                                            2013   15.57          16.89                   0


                                    B-PPA-64

                         1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Oppenheimer Global Equity Investment Division (Class A) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2008    9.99           6.57                 13
                                                                               2009    6.57           8.61                 69
                                                                               2010    8.61           9.16                 81
                                                                               2011    9.16           8.42                100
                                                                               2012    8.42          10.16                124
                                                                               2013   10.16          10.81                  0
Oppenheimer Global Equity Investment Division* (Class A)...................... 2008   21.13          12.44              5,806
                                                                               2009   12.44          17.25              5,236
                                                                               2010   17.25          19.80              4,674
                                                                               2011   19.80          17.95              4,229
                                                                               2012   17.95          21.54              3,759
                                                                               2013   21.54          27.11              3,493
                                                                               2014   27.11          27.44              3,218
                                                                               2015   27.44          28.23              3,002
                                                                               2016   28.23          28.01              2,728
                                                                               2017   28.01          37.94              2,481
PIMCO Inflation Protected Bond Investment Division (Class E) (5/1/2005)....... 2008   12.26          11.29              2,964
                                                                               2009   11.29          13.18              3,038
                                                                               2010   13.18          14.05              3,051
                                                                               2011   14.05          15.43              3,167
                                                                               2012   15.43          16.64              3,267
                                                                               2013   16.64          14.93              2,470
                                                                               2014   14.93          15.20              2,083
                                                                               2015   15.20          14.56              1,695
                                                                               2016   14.56          15.10              1,592
                                                                               2017   15.10          15.44              1,404
PIMCO Total Return Investment Division (Class A).............................. 2008   13.66          13.58              8,058
                                                                               2009   13.58          15.88              8,087
                                                                               2010   15.88          17.00              7,932
                                                                               2011   17.00          17.37              6,931
                                                                               2012   17.37          18.80              6,580
                                                                               2013   18.80          18.25              5,934
                                                                               2014   18.25          18.83              5,144
                                                                               2015   18.83          18.65              4,583
                                                                               2016   18.65          18.95              4,099
                                                                               2017   18.95          19.61              3,671
SSGA Growth and Income ETF Investment Division (Class E) (5/1/2006)........... 2008   11.66           8.64                263
                                                                               2009    8.64          10.67                407
                                                                               2010   10.67          11.83                570
                                                                               2011   11.83          11.83                695
                                                                               2012   11.83          13.19                735
                                                                               2013   13.19          14.74                702
                                                                               2014   14.74          15.43                641
                                                                               2015   15.43          14.94                529
                                                                               2016   14.94          15.63                495
                                                                               2017   15.63          17.91                467
SSGA Growth ETF Investment Division (Class E) (5/1/2006)...................... 2008   11.96           7.92                242
                                                                               2009    7.92          10.12                306
                                                                               2010   10.12          11.41                310
                                                                               2011   11.41          11.05                407
                                                                               2012   11.05          12.56                443
                                                                               2013   12.56          14.68                483
                                                                               2014   14.68          15.29                452
                                                                               2015   15.29          14.77                411
                                                                               2016   14.77          15.59                380
                                                                               2017   15.59          18.45                366
T. Rowe Price Large Cap Growth Investment Division (Class A).................. 2008   15.71           9.02              6,007
                                                                               2009    9.02          12.78              5,542
                                                                               2010   12.78          14.77              4,940
                                                                               2011   14.77          14.43              4,416
                                                                               2012   14.43          16.95              4,165
                                                                               2013   16.95          23.30              4,907
                                                                               2014   23.30          25.11              4,527
                                                                               2015   25.11          27.47              4,336
                                                                               2016   27.47          27.61              3,989
                                                                               2017   27.61          36.51              3,791
T. Rowe Price Large Cap Growth Investment Division (Class A) (formerly
RCM Technology Investment Division (Class A))................................. 2008    7.97           4.39              3,642
                                                                               2009    4.39           6.90              4,293
                                                                               2010    6.90           8.74              3,933
                                                                               2011    8.74           7.79              3,103
                                                                               2012    7.79           8.65              2,552
                                                                               2013    8.65           9.06                  0


                                    B-PPA-65

                      1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                NUMBER OF
                                                                                 BEGINNING OF                  ACCUMULATION
                                                                                     YEAR        END OF YEAR   UNITS END OF
                                                                                 ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------ ------ -------------- -------------- -------------
T. Rowe Price Mid Cap Growth Investment Division (Class A).............. 2008   10.23           6.10              4,599
                                                                         2009    6.10           8.79              4,236
                                                                         2010    8.79          11.12              3,846
                                                                         2011   11.12          10.83              3,468
                                                                         2012   10.83          12.19              3,180
                                                                         2013   12.19          16.49              3,149
                                                                         2014   16.49          18.41              3,019
                                                                         2015   18.41          19.43              3,112
                                                                         2016   19.43          20.44              2,898
                                                                         2017   20.44          25.27              2,661
T. Rowe Price Small Cap Growth Investment Division (Class A)............ 2008   16.53          10.41              8,125
                                                                         2009   10.41          14.29              7,354
                                                                         2010   14.29          19.05              6,885
                                                                         2011   19.05          19.15              6,167
                                                                         2012   19.15          21.97              5,608
                                                                         2013   21.97          31.37              5,264
                                                                         2014   31.37          33.12              4,790
                                                                         2015   33.12          33.60              4,545
                                                                         2016   33.60          37.08              4,119
                                                                         2017   37.08          45.01              3,850
Victory Sycamore Mid Cap Value Investment Division (Class A) (formerly
Invesco Mid Cap Value Investment Division (Class A)).................... 2008   27.68          14.39              6,842
                                                                         2009   14.39          21.06              5,950
                                                                         2010   21.06          26.27              5,458
                                                                         2011   26.27          24.28              4,789
                                                                         2012   24.28          26.89                  0
Victory Sycamore Mid Cap Value Investment Division (Class A) (formerly
Invesco Mid Cap Value Investment Division (Class A)).................... 2012   26.76          27.57              4,141
                                                                         2013   27.57          35.58              3,703
                                                                         2014   35.58          38.64              3,325
                                                                         2015   38.64          34.82              3,038
                                                                         2016   34.82          39.82              2,689
                                                                         2017   39.82          43.17              2,429
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A)...................................................... 2008   22.26          18.68              2,080
                                                                         2009   18.68          24.40              1,833
                                                                         2010   24.40          27.17              1,855
                                                                         2011   27.17          28.48              1,545
                                                                         2012   28.48          31.36              1,437
                                                                         2013   31.36          31.32              1,291
                                                                         2014   31.32          32.62              1,203
                                                                         2015   32.62          31.67              1,117
                                                                         2016   31.67          33.95              2,203
                                                                         2017   33.95          36.29              1,986
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A) (formerly Lord Abbett Bond Debenture Investment
Division (Class A))..................................................... 2008   15.43          12.43              3,676
                                                                         2009   12.43          16.84              3,292
                                                                         2010   16.84          18.83              2,945
                                                                         2011   18.83          19.49              2,536
                                                                         2012   19.49          21.79              2,356
                                                                         2013   21.79          23.28              2,242
                                                                         2014   23.28          24.17              2,099
                                                                         2015   24.17          23.43              1,866
                                                                         2016   23.43          24.16                  0
Western Asset Management U.S. Government Investment Division (Class A).. 2008   17.48          17.21              2,209
                                                                         2009   17.21          17.73              1,924
                                                                         2010   17.73          18.53              1,768
                                                                         2011   18.53          19.31              1,528
                                                                         2012   19.31          19.72              1,400
                                                                         2013   19.72          19.33              1,280
                                                                         2014   19.33          19.63              1,165
                                                                         2015   19.63          19.50              1,063
                                                                         2016   19.50          19.50                970
                                                                         2017   19.50          19.64                883


* We are waiving a portion of the Separate Account charge for the Investment Divisions investing in the Met/Wellington Large Cap Research Portfolio and the Oppenheimer Global Equity Investment Division.

The assets of the Lord Abbett Bond Debenture Investment Division of the Met Investors Fund merged into Western Asset Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016. Accumulation Unit Values prior to May 2, 2016 are those of the Lord Abbett Bond Debenture Investment Division.


                                    B-PPA-66

The assets of the ClearBridge Aggressive Growth II Investment Division of the Met Investors Fund merged into ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the ClearBridge Aggressive Growth II Investment Division.

The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division.

The assets of the FI Value Leaders Investment Division (Class E) of the Metropolitan Fund were merged into MFS(R) Value Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.

The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.

The assets of the Met/Franklin Mutual Shares Investment Division (Class B) of the Met Investors Fund were merged into MFS(R) Value Investment Division (Class
A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division.

The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.

The assets of the MLA Mid Cap Investment Division (Class E) of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.

The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.

The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.

The assets of the Met/Templeton Growth Investment Division (Class B) of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division (Class A) of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.

The assets of the Oppenheimer Capital Appreciation Investment Division (Class
E) of the Met Investors Fund were merged into the Jennison Growth Investment Division (Class A) of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.

The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.

The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.

The assets of Legg Mason Value Equity Investment Division of the Met Investors Trust were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason Value Equity Investment Division.

The assets of FI Mid Cap Opportunities Investment Division were merged into the Morgan Stanley Mid Cap Growth Investment Division on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.


                                    B-PPA-67

The assets of FI Large Cap Investment Division of the Metropolitan Funds were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Met Investors Fund on May 1, 2009. Accumulation Unit Values prior to May 1, 2009 are those of the FI Large Cap Investment Division.

The assets of BlackRock Large Cap Investment Division of the Metropolitan Fund were merged into the WMC Large Cap Research Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.

The assets of the MFS(R) Investors Trust Investment Division were merged into the Legg Mason Value Equity Investment Division prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.

The assets in Met/Putnam Voyager Investment Division were merged into Jennison Growth Investment Division prior to the opening of business on May 2, 2005. The Met/Putnam Voyager Investment Division is no longer available.

Please see the Table of Expenses for more information.

                                    B-PPA-68

                                   APPENDIX C
--------------------------------------------------------------------------------
                ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS



Certain Portfolios and trusts were subject to a merger or name change. The chart below identifies the former name and new name of each of these Portfolios, and where applicable, the former name and the new name of the trust of which the Portfolio is a part.


FUND MERGERS


THE FOLLOWING FORMER PORTFOLIOS WERE MERGED.




                         FORMER NAME                                      NEW NAME
------------------------------------------------------------- -------------------------------
BRIGHTHOUSE FUNDS TRUST II                                    BRIGHTHOUSE FUNDS TRUST II
MFS(R) Value Portfolio II Class E (formerly BlackRock Large   MFS(R) Value Portfolio Class E
Cap Value Portfolio Class E)



PORTFOLIO NAME CHANGES

The following former Portfolios were renamed:




                FORMER NAME                                    NEW NAME
------------------------------------------ ------------------------------------------------
BRIGHTHOUSE FUNDS TRUST I                  BRIGHTHOUSE FUNDS TRUST I
 Invesco Mid Cap Value Portfolio Class A   Victory Sycamore Mid Cap Value PortfolioClass A



                                    B-PPA-69

                                   APPENDIX D
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


          SERIES FUND/TRUST                   PORTFOLIO/SERIES                  MARKETING NAME
------------------------------------ ---------------------------------- -----------------------------
American Funds Insurance Series(R)   Bond Fund                          American Funds Bond Fund
American Funds Insurance Series(R)   Global Small Capitalization Fund   American Funds Global Small
                                                                        Capitalization Fund
American Funds Insurance Series(R)   Growth-Income Fund                 American Funds Growth-Income
                                                                        Fund
American Funds Insurance Series(R)   Growth Fund                        American Funds Growth Fund


                                    B-PPA-70

                                   APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

                                    B-PPA-71

                                   APPENDIX F
--------------------------------------------------------------------------------
         TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
SERVICES
PRINCIPAL UNDERWRITER
CUSTODIAN
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT
EXPERIENCE FACTOR
VARIABLE INCOME PAYMENTS
  ASSUMED INVESTMENT RETURN (AIR)
  AMOUNT OF INCOME PAYMENTS
  ANNUITY UNIT VALUE
  REALLOCATING PRIVILEGE
CALCULATING THE ANNUITY UNIT VALUE
  DETERMINING THE VARIABLE INCOME PAYMENT
ADVERTISEMENT OF THE SEPARATE ACCOUNT
VOTING RIGHTS
  DISREGARDING VOTING INSTRUCTIONS
TAXES
  NON-QUALIFIED ANNUITY CONTRACTS
  QUALIFIED ANNUITY CONTRACTS
  TYPES OF QUALIFIED ANNUITY CONTRACTS
  ERISA
  FEDERAL ESTATE TAXES
  GENERATION-SKIPPING TRANSFER TAX
  ANNUITY PURCHASE PAYMENT BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
WITHDRAWALS
FINANCIAL STATEMENTS


                                    B-PPA-72

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

     [ ] Preference Plus(R) Account Variable Annuity Contract -- B

     [ ] Brighthouse Funds Trust I

     [ ] Brighthouse Funds Trust II

     [ ] American Funds Insurance Series(R)

     [ ] Calvert Variable Series, Inc.

     [ ] I have changed my address. My current address is:


                                           Name --------------------------------
-------------------------------------
            (Contract Number)
                                           Address -------------------------------

-------------------------------------      -------------------------------------
               (Signature)                                                      Zip

Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342

                                    B-PPA-73

                                                                  April 30, 2018



             PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS

           ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY ("METLIFE")
This Prospectus describes individual and group Preference Plus Account Contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities"). We no longer offer the Deferred Annuities and Income Annuities. However, Contract Owners and participants may continue to make additional purchase payments and new participants may enroll under any issued group Contract.

You decide how to allocate your money among the various available investment choices. The investment choices available to You are listed in the Contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and Divisions (Divisions may be referred to as "Investment Divisions" in the Contract and marketing materials) available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Brighthouse Funds Trust I ("Brighthouse Trust I"), Portfolios of the Brighthouse Funds Trust II ("Brighthouse Trust II") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


AMERICAN FUNDS(R)
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     Brighthouse Asset Allocation 100 Portfolio
     Brighthouse/Franklin Low Duration Total Return Portfolio
     Brighthouse/Wellington Large Cap Research Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio

     Harris Oakmark International Portfolio

     Invesco Small Cap Growth Portfolio
     MFS(R) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     PIMCO Total Return Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

  Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
    Portfolio)

BRIGHTHOUSE FUNDS TRUST II
     Baillie Gifford International Stock Portfolio
     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio
     Brighthouse Asset Allocation 60 Portfolio
     Brighthouse Asset Allocation 80 Portfolio
     Brighthouse/Artisan Mid Cap Value Portfolio
     Brighthouse/Wellington Balanced Portfolio
     Brighthouse/Wellington Core Equity Opportunities Portfolio
     Frontier Mid Cap Growth Portfolio
     Jennison Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife Aggregate Bond Index Portfolio
     MetLife Mid Cap Stock Index Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     Neuberger Berman Genesis Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

     Western Asset Management U.S. Government Portfolio

  Certain Portoflios have been subject to a change. Please see "Appendix C -- Additional Information Regarding the Portfolios"

DEFERRED ANNUITIES AVAILABLE:
   o    Non-Qualified
   o    Traditional IRA
   o    Roth IRA
   o    Unallocated Keogh

INCOME ANNUITIES AVAILABLE:
   o    Non-Qualified
   o    Traditional IRA
   o    Roth IRA
   o    Unallocated Keogh

An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:

   o    a bank deposit or obligation;
   o    federally insured or guaranteed; or
   o    endorsed by any bank or other financial institution.

HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, Income Annuities and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated April 30, 2018. The SAI is incorporated by reference into and is therefore considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 67 of this Prospectus. To view or download the SAI, go to our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342
Phone: 800-638-7732

The Securities and Exchange Commission has a website (http://www.sec.gov), which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.



                        PROSPECTUS DATED APRIL 30, 2018

                               TABLE OF CONTENTS






                                                       PAGE
                                                    ---------
IMPORTANT TERMS YOU SHOULD KNOW.................... C-PPA-3
TABLE OF EXPENSES.................................. C-PPA-5
ACCUMULATION UNIT VALUES TABLE..................... C-PPA-9
METLIFE............................................ C-PPA-10
METROPOLITAN LIFE SEPARATE ACCOUNT E............... C-PPA-10
VARIABLE ANNUITIES................................. C-PPA-10
A Deferred Annuity................................. C-PPA-11
Non-Natural Persons as Owners or Beneficiaries..... C-PPA-11
An Income Annuity.................................. C-PPA-11
YOUR INVESTMENT CHOICES............................ C-PPA-11
Investment Choices Which Are Fund of Funds......... C-PPA-14
Additional Information About the Portfolios........ C-PPA-15
Certain Payments We Receive with Regard to the
  Portfolios....................................... C-PPA-15
Portfolio Selection................................ C-PPA-16
DEFERRED ANNUITIES................................. C-PPA-16
The Deferred Annuity and Your Retirement Plan...... C-PPA-16
Automated Investment Strategies.................... C-PPA-17
Purchase Payments.................................. C-PPA-18
  Allocation of Purchase Payments.................. C-PPA-18
  Automated Purchase Payments...................... C-PPA-18
  Limits on Purchase Payments...................... C-PPA-18
The Value of Your Investment....................... C-PPA-19
Transfers.......................................... C-PPA-19
Restrictions on Transfers.......................... C-PPA-20
Access To Your Money............................... C-PPA-22
  Systematic Withdrawal Program.................... C-PPA-22
  Minimum Distribution............................. C-PPA-23
Annual Contract Fee................................ C-PPA-23
Charges............................................ C-PPA-23
  Insurance-Related or Separate Account Charge..... C-PPA-24
  Investment-Related Charge........................ C-PPA-24
Premium and Other Taxes............................ C-PPA-24
Early Withdrawal Charges........................... C-PPA-24
  When No Early Withdrawal Charge Applies.......... C-PPA-25
  When A Different Early Withdrawal Charge
    May Apply...................................... C-PPA-27
Free Look.......................................... C-PPA-28
Death Benefit...................................... C-PPA-28
Pay-Out Options (or Income Options)................ C-PPA-29
INCOME ANNUITIES................................... C-PPA-30
Income Payment Types............................... C-PPA-30
Minimum Size of Your Income Payment................ C-PPA-32
Allocation......................................... C-PPA-32
The Value of Your Income Payments.................. C-PPA-32
Reallocations...................................... C-PPA-33
Restrictions on Transfers.......................... C-PPA-34
Contract Fee....................................... C-PPA-36


                                                       PAGE
                                                    ---------
Charges............................................ C-PPA-36
  Insurance-Related or Separate Account Charge..... C-PPA-36
  Investment-Related Charge........................ C-PPA-37
Premium and Other Taxes............................ C-PPA-37
Free Look.......................................... C-PPA-37
GENERAL INFORMATION................................ C-PPA-37
Administration..................................... C-PPA-37
  Purchase Payments................................ C-PPA-37
  Confirming Transactions.......................... C-PPA-38
  Processing Transactions.......................... C-PPA-38
  By Telephone or Internet......................... C-PPA-38
  Telephone and Computer Systems................... C-PPA-39
  After Your Death................................. C-PPA-39
  Abandoned Property Requirements.................. C-PPA-39
  Misstatement..................................... C-PPA-40
  Cybersecurity.................................... C-PPA-40
  Third Party Requests............................. C-PPA-40
  Valuation -- Suspension of Payments.............. C-PPA-40
Advertising Performance............................ C-PPA-41
Changes to Your Deferred Annuity or Income
  Annuity.......................................... C-PPA-42
Voting Rights...................................... C-PPA-43
Who Sells the Deferred Annuities and Income
  Annuities........................................ C-PPA-43
Financial Statements............................... C-PPA-44
Your Spouse's Rights............................... C-PPA-44
When We Can Cancel Your Deferred Annuity or
  Income Annuity................................... C-PPA-44
INCOME TAXES....................................... C-PPA-45
Introduction....................................... C-PPA-45
Non-Qualified Annuity Contracts.................... C-PPA-45
Accumulation....................................... C-PPA-45
Death Benefits..................................... C-PPA-47
Taxation of Payments in Annuity Form............... C-PPA-47
Qualified Annuity Contracts........................ C-PPA-48
Required Minimum Distributions..................... C-PPA-51
Additional Information regarding IRAs.............. C-PPA-52
LEGAL PROCEEDINGS.................................. C-PPA-54
APPENDIX A: PREMIUM TAX TABLE...................... C-PPA-55
APPENDIX B: ACCUMULATION UNIT VALUES FOR EACH
  DIVISION......................................... C-PPA-56
APPENDIX C: ADDITIONAL INFORMATION REGARDING
  THE PORTFOLIOS................................... C-PPA-65
APPENDIX D: PORTFOLIO LEGAL AND MARKETING
  NAMES............................................ C-PPA-66
APPENDIX E: TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION........................ C-PPA-67



The Deferred Annuities or Income Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, supplements to the Prospectus or any supplemental sales material we authorize.




                                    C-PPA-2

                        IMPORTANT TERMS YOU SHOULD KNOW


ACCOUNT VALUE -- When You purchase a Deferred Annuity, an account is set up for You. Your Account Value is the total amount of money credited to You under your Deferred Annuity including money in the Divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE -- With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE -- The Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your Administrative Office. The telephone number to call to initiate a request is 1-800-638-7732.

ANNUITY UNIT VALUE -- With an Income Annuity or variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR) -- Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.


CONTRACT -- A Contract is the legal agreement between You and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR -- Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period. However, for the unallocated Keogh Deferred Annuity depending on underwriting and plan requirements, the first Contract Year may range from the initial three to 15 month period after the Contract is issued.


DIVISIONS -- Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to a Division, the Division purchases shares of a Portfolio (with the same name) within Brighthouse Trust I, Brighthouse Trust II or American Funds(R).

EARLY WITHDRAWAL CHARGE -- The Early Withdrawal Charge is an amount we deduct from your Account Value if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.


EXCHANGE -- In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


FREE LOOK -- You may cancel your Contract within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Account, if applicable) or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures, and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in



                                    C-PPA-3
dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative (where applicable) before submitting the form or request.

METLIFE -- MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT -- A Separate Account is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY -- An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.


YOU -- In this Prospectus, depending on the context, "You" may mean either the purchaser of the Deferred Annuity or Income Annuity, or the participant or annuitant under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for the unallocated Keogh Deferred Annuity, "You" means the trustee of the Keogh plan.


                                    C-PPA-4

                               TABLE OF EXPENSES
--------------------------------------------------------------------------------
            PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES



The following tables describe the fees and expenses You will pay when You buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges You will pay at the time You purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers/reallocations between the Divisions of your Deferred Annuity or Income Annuity. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions - See Appendix A) and other taxes which may apply.



CONTRACT OWNER TRANSACTION EXPENSES


SALES LOAD IMPOSED ON PURCHASE PAYMENTS................................................... None
EARLY WITHDRAWAL CHARGE................................................................... Up to 7%
(as a percentage of each purchase payment funding the withdrawal during the pay-in phase)(1)
EXCHANGE FEE FOR DEFERRED ANNUITIES....................................................... None
SURRENDER FEE FOR DEFERRED ANNUITIES...................................................... None
INCOME ANNUITY CONTRACT FEE............................................................... None
TRANSFER FEE.............................................................................. None

------------
1 An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within seven years of when they were credited to your Deferred Annuity. The charge on purchase payments is calculated according to the following schedule:


 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     7%
               2                     6%
               3                     5%
               4                     4%
               5                     3%
               6                     2%
               7                     1%
          Thereafter                 0%


There are times when the Early Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, each Contract Year, You may take the greater of 10% (20% under certain Deferred Annuities) of your Account Value or your purchase payments made over seven years ago free of Early Withdrawal Charges.



The second table describes the fees and expenses that You will bear periodically during the time You hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.



ANNUAL CONTRACT FEE FOR DEFERRED ANNUITIES(2).......................... None
SEPARATE ACCOUNT CHARGE(3)
(as a percentage of your average Account Value in the Separate Account)
General Administrative Expenses Charge................................. .20%
Mortality and Expense Risk Charge...................................... .75%
TOTAL SEPARATE ACCOUNT ANNUAL CHARGE(3)
Current and Maximum Guaranteed Charge:................................. .95%


2  A $20 Annual Contract Fee is imposed on money in the Fixed Interest Account.
      This fee may be waived under certain circumstances.

3 Pursuant to the terms of the Contract, our total Separate Account charge will not exceed .95% of your average balance in the Divisions for the Deferred Annuities or the amount of underlying Portfolio shares we have designated in the Divisions to generate your income payments for the Income Annuity. For purposes of presentation here, we estimated the allocation between general administrative expenses and the mortality and expense risk charge.


We are waiving 0.08% of the Separate Account Charge for the Division investing in the Brighthouse/Wellington Large Cap Research Portfolio. We are waiving an amount equal to the Portfolio expenses that are in excess 0.62% for the Division investing in the Oppenheimer Global Equity Portfolio of Trust I.


The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that You may bear periodically while You hold the Contract. Certain Portfolios


                                    C-PPA-5
may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the Portfolios of the American Funds(R), which are Class 2, and Brighthouse/Franklin Low Duration Total Return which is Class B. More details concerning the Brighthouse Trust I, Brighthouse Trust II and the American Funds(R) fees and expenses are contained in their respective prospectuses. Current prospectuses for the Portfolios can be obtained by calling 800 638-7732. Please read the prospectuses carefully before making your allocations to the Divisions.



MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES


                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.27%       1.00%

PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                               FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
-- CLASS 2
 American Funds Global Small
  Capitalization Fund.............................    0.70%     0.25%          0.04%
 American Funds Growth Fund.......................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund................    0.26%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100
  Portfolio -- Class A............................    0.07%       --           0.01%
 Brighthouse/Franklin Low Duration Total
  Return Portfolio -- Class B.....................    0.50%     0.25%          0.05%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class A...................    0.56%       --           0.02%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.61%       --           0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.55%       --           0.03%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --           0.04%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --           0.03%
 MFS(R) Research International Portfolio --
  Class A.........................................    0.69%       --           0.05%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A............................    0.65%       --           0.04%
 Oppenheimer Global Equity Portfolio --
  Class A.........................................    0.66%       --           0.04%
 PIMCO Total Return Portfolio -- Class A..........    0.48%       --           0.08%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A.........................................    0.75%       --           0.03%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A............................    0.65%       --           0.03%
BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 Baillie Gifford International Stock
  Portfolio.......................................    0.79%       --           0.06%
 BlackRock Bond Income Portfolio..................    0.33%       --           0.18%
 BlackRock Capital Appreciation Portfolio.........    0.69%       --           0.03%
 Brighthouse Asset Allocation 20 Portfolio........    0.09%       --           0.03%
 Brighthouse Asset Allocation 40 Portfolio........    0.06%       --           --
 Brighthouse Asset Allocation 60 Portfolio........    0.05%       --           --



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                           AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
-- CLASS 2
 American Funds Global Small
  Capitalization Fund.............................   --             0.99%       --            0.99%
 American Funds Growth Fund.......................   --             0.60%       --            0.60%
 American Funds Growth-Income Fund................   --             0.53%       --            0.53%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100
  Portfolio -- Class A............................ 0.67%            0.75%       --            0.75%
 Brighthouse/Franklin Low Duration Total
  Return Portfolio -- Class B.....................   --             0.80%     0.07%           0.73%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class A...................   --             0.58%     0.04%           0.54%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.66%       --            0.66%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.58%     0.02%           0.56%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.81%     0.02%           0.79%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --             0.88%     0.02%           0.86%
 MFS(R) Research International Portfolio --
  Class A.........................................   --             0.74%     0.10%           0.64%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A............................   --             0.69%     0.02%           0.67%
 Oppenheimer Global Equity Portfolio --
  Class A.........................................   --             0.70%     0.10%           0.60%
 PIMCO Total Return Portfolio -- Class A..........   --             0.56%     0.03%           0.53%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A.........................................   --             0.78%       --            0.78%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A............................   --             0.68%     0.09%           0.59%
BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 Baillie Gifford International Stock
  Portfolio.......................................   --             0.85%     0.12%           0.73%
 BlackRock Bond Income Portfolio..................   --             0.51%       --            0.51%
 BlackRock Capital Appreciation Portfolio.........   --             0.72%     0.09%           0.63%
 Brighthouse Asset Allocation 20 Portfolio........ 0.57%            0.69%     0.02%           0.67%
 Brighthouse Asset Allocation 40 Portfolio........ 0.59%            0.65%       --            0.65%
 Brighthouse Asset Allocation 60 Portfolio........ 0.61%            0.66%       --            0.66%


                                     C-PPA-6

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 Brighthouse Asset Allocation 80 Portfolio......    0.05%          --        0.01%
 Brighthouse/Artisan Mid Cap Value
  Portfolio.....................................    0.82%          --        0.03%
 Brighthouse/Wellington Balanced
  Portfolio.....................................    0.46%          --        0.08%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio.......................    0.70%          --        0.02%
 Frontier Mid Cap Growth Portfolio..............    0.71%          --        0.04%
 Jennison Growth Portfolio......................    0.60%          --        0.02%
 Loomis Sayles Small Cap Core Portfolio.........    0.90%          --        0.07%
 Loomis Sayles Small Cap Growth Portfolio.......    0.90%          --        0.07%
 MetLife Aggregate Bond Index Portfolio.........    0.25%          --        0.03%
 MetLife Mid Cap Stock Index Portfolio..........    0.25%          --        0.04%
 MetLife MSCI EAFE(R) Index Portfolio...........    0.30%          --        0.07%
 MetLife Russell 2000(R) Index Portfolio........    0.25%          --        0.06%
 MetLife Stock Index Portfolio..................    0.25%          --        0.02%
 MFS(R) Total Return Portfolio..................    0.56%          --        0.05%
 MFS(R) Value Portfolio.........................    0.70%          --        0.02%
 Neuberger Berman Genesis Portfolio.............    0.81%          --        0.04%
 T. Rowe Price Large Cap Growth Portfolio.......    0.60%          --        0.02%
 T. Rowe Price Small Cap Growth Portfolio.......    0.47%          --        0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio.......................    0.56%          --        0.04%
 Western Asset Management
  U.S. Government Portfolio.....................    0.47%          --        0.02%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                         AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 Brighthouse Asset Allocation 80 Portfolio...... 0.64%            0.70%       --              0.70%
 Brighthouse/Artisan Mid Cap Value
  Portfolio.....................................   --             0.85%     0.05%             0.80%
 Brighthouse/Wellington Balanced
  Portfolio.....................................   --             0.54%       --              0.54%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio.......................   --             0.72%     0.11%             0.61%
 Frontier Mid Cap Growth Portfolio..............   --             0.75%     0.02%             0.73%
 Jennison Growth Portfolio......................   --             0.62%     0.08%             0.54%
 Loomis Sayles Small Cap Core Portfolio......... 0.03%            1.00%     0.08%             0.92%
 Loomis Sayles Small Cap Growth Portfolio.......   --             0.97%     0.09%             0.88%
 MetLife Aggregate Bond Index Portfolio.........   --             0.28%     0.01%             0.27%
 MetLife Mid Cap Stock Index Portfolio.......... 0.01%            0.30%       --              0.30%
 MetLife MSCI EAFE(R) Index Portfolio........... 0.01%            0.38%       --              0.38%
 MetLife Russell 2000(R) Index Portfolio........ 0.01%            0.32%       --              0.32%
 MetLife Stock Index Portfolio..................   --             0.27%     0.01%             0.26%
 MFS(R) Total Return Portfolio..................   --             0.61%       --              0.61%
 MFS(R) Value Portfolio.........................   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio.............   --             0.85%     0.01%             0.84%
 T. Rowe Price Large Cap Growth Portfolio.......   --             0.62%     0.05%             0.57%
 T. Rowe Price Small Cap Growth Portfolio.......   --             0.50%       --              0.50%
 Western Asset Management Strategic Bond
  Opportunities Portfolio.......................   --             0.60%     0.06%             0.54%
 Western Asset Management
  U.S. Government Portfolio.....................   --             0.49%     0.01%             0.48%



The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from April 30, 2018 through April 30, 2019. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios' prospectuses for additional information regarding these arrangements.


Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES

The examples are intended to help You compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the Contract Owner Transaction Expenses (described in the first table), the Separate Account Annual Charge and other costs You bear while You hold the Deferred Annuity or Income Annuity (described in the second table) and the Total Annual Portfolio Operating Expenses (described in the third table).


EXAMPLE 1.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;


   o your Deferred Annuity permits You to withdraw 10% of your Account Value free from Early Withdrawal Charges each Contract Year;



                                    C-PPA-7

   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   there is a maximum Separate Account charge of 0.95%;

   o   the underlying Portfolio earns a 5% annual return; and

   o You fully surrender your Deferred Annuity with applicable Early Withdrawal Charges deducted.


                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $895      $1,003      $1,276      $2,241
Minimum........     $822      $  780      $  898      $1,450

EXAMPLE 2.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;


   o your Deferred Annuity permits You to withdraw 20% of your Account Value free from Early Withdrawal Charges each Contract Year;


   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   there is a maximum Separate Account charge of 0.95%;

   o   the underlying Portfolio earns a 5% annual return; and

   o You fully surrender your Deferred Annuity with applicable Early Withdrawal Charges deducted.




                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $895      $1,003      $1,276      $2,241
Minimum........     $822      $  780      $  898      $1,450

EXAMPLE 3.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   there is a maximum Separate Account charge of 0.95%;

   o   the underlying Portfolio earns a 5% annual return; and

   o You annuitize (elect a pay-out option under your Deferred Annuity under which You receive income payments over your lifetime or for a period of at least 5 full years) or do not surrender your Deferred Annuity. (No Early Withdrawal Charges are deducted.)


                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $195        $603      $1,036      $2,241
Minimum........     $122        $380      $  658      $1,450


                                    C-PPA-8

                            ACCUMULATION UNIT VALUES

--------------------------------------------------------------------------------

                               FOR EACH DIVISION

--------------------------------------------------------------------------------
See Appendix B.


                                    C-PPA-9

                                    METLIFE
--------------------------------------------------------------------------------

Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a $270.2 billion general account portfolio invested primarily in investment grade corporate bonds, structured finance securities, mortgage loans and U.S. Treasury and agency securities, as well as real estate and corporate equity, at December 31, 2017. The Company was incorporated under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York NY 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc.




                      METROPOLITAN LIFE SEPARATE ACCOUNT E
--------------------------------------------------------------------------------

We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments and are not guaranteed by our parent company, MetLife, Inc., or by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While MetLife does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.




                               VARIABLE ANNUITIES
--------------------------------------------------------------------------------

There are two types of variable annuities described in this Prospectus:
Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the Divisions You choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus. The Prospectus describes the material features of the Deferred Annuities and the Income Annuities.


The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment company under the 1940 Act. Income Annuities and the variable pay-out options under the Deferred Annuities have a


                                    C-PPA-10
fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed annuity payments are subject to our financial strength and claims-paying ability.


The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to employers, associations, trusts or other groups for their employees, members or participants.


A DEFERRED ANNUITY


You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All individual retirement plan(s) ("IRA(s)") and Keoghs receive tax deferral under the Internal Revenue Code ("Code"). There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity in an IRA or Keogh such as the availability of a guaranteed income for life or the death benefit.


NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If a non-natural person, such as a trust, is the Owner of a non-qualified Deferred Annuity, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a beneficiary under the Deferred Annuity will generally, eliminate the beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Deferred Annuity and the living (if any) and/or death benefits.


A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when You either take all of your money out of the account or You elect "income" payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."


We no longer make this Deferred Annuity available, however, current Contract Owners may continue to make additional purchase payments, and new participants may enroll under any issued group Contract.



AN INCOME ANNUITY

An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments You receive will depend on such things as the income payment type You choose, your investment choices and the amount of your purchase payment.

The Income Annuities are no longer available.



                            YOUR INVESTMENT CHOICES
--------------------------------------------------------------------------------

Brighthouse Trust I, Brighthouse Trust II and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the Divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds(R) Portfolios, which are Class 2, and Brighthouse/Franklin Low Duration Total Return Portfolio which is Class B.

The investment choices are listed in alphabetical order below (based upon the Portfolio's legal names). (See Appendix D -- "Portfolio Legal and Marketing Names.") The Divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the



                                    C-PPA-11

Portfolio. While the Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. The degree of investment risk You assume will depend on the Divisions You choose. Since your Account Value or income payments are subject to the risks associated with investing in stocks and bonds, your Account Value and/or variable income payments based on amounts allocated to the Divisions may go down as well as up.


Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 1 800-638-7732 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment manager and any sub-investment manager.



                PORTFOLIO                           INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------------- ---------------------------------------- ------------------------------------------
AMERICAN FUNDS(R)
American Funds Global Small               Seeks long-term growth of capital.       Capital Research and Management
 Capitalization Fund                                                               Companysm
American Funds Growth Fund                Seeks growth of capital.                 Capital Research and Management
                                                                                   Companysm
American Funds Growth-Income              Seeks long-term growth of capital and    Capital Research and Management
 Fund                                     income.                                  Companysm
BRIGHTHOUSE FUNDS TRUST I
Brighthouse Asset Allocation 100          Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Franklin Low Duration         Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
 Total Return Portfolio                   while seeking preservation of            Subadviser: Franklin Advisers, Inc.
                                          shareholders' capital.
Brighthouse/Wellington Large Cap          Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Research Portfolio                                                                Subadviser: Wellington Management
                                                                                   Company LLP
Clarion Global Real Estate Portfolio      Seeks total return through investment    Brighthouse Investment Advisers, LLC
                                          in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                          both capital appreciation and current    LLC
                                          income.
ClearBridge Aggressive Growth             Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: ClearBridge Investments,
                                                                                   LLC
Harris Oakmark International              Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Harris Associates L.P.
Invesco Small Cap Growth Portfolio        Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Invesco Advisers, Inc.
MFS(R) Research International Portfolio   Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Massachusetts Financial
                                                                                   Services Company
Morgan Stanley Mid Cap Growth             Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Morgan Stanley
                                                                                   Investment Management Inc.
Oppenheimer Global Equity Portfolio       Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: OppenheimerFunds, Inc.


                                    C-PPA-12

              PORTFOLIO                          INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
------------------------------------- ----------------------------------------- ------------------------------------------
PIMCO Total Return Portfolio          Seeks maximum total return,               Brighthouse Investment Advisers, LLC
                                      consistent with the preservation of       Subadviser: Pacific Investment
                                      capital and prudent investment            Management Company LLC
                                      management.
T. Rowe Price Mid Cap Growth          Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                      Subadviser: T. Rowe Price Associates,
                                                                                Inc.
Victory Sycamore Mid Cap Value        Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio                            equity securities of mid-sized            Subadviser: Victory Capital
                                      companies.                                Management Inc.
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock   Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                      Subadviser: Baillie Gifford Overseas
                                                                                Limited
BlackRock Bond Income Portfolio       Seeks a competitive total return          Brighthouse Investment Advisers, LLC
                                      primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                      fixed-income securities.
BlackRock Capital Appreciation        Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                      Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20       Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Portfolio                            with growth of capital as a secondary
                                      objective.
Brighthouse Asset Allocation 40       Seeks high total return in the form of    Brighthouse Investment Advisers, LLC
 Portfolio                            income and growth of capital, with a
                                      greater emphasis on income.
Brighthouse Asset Allocation 60       Seeks a balance between a high level      Brighthouse Investment Advisers, LLC
 Portfolio                            of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
Brighthouse Asset Allocation 80       Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Artisan Mid Cap Value     Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                      Subadviser: Artisan Partners Limited
                                                                                Partnership
Brighthouse/Wellington Balanced       Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio                            with some current income.                 Subadviser: Wellington Management
                                                                                Company LLP
Brighthouse/Wellington Core Equity    Seeks to provide a growing stream of      Brighthouse Investment Advisers, LLC
 Opportunities Portfolio              income over time and, secondarily,        Subadviser: Wellington Management
                                      long-term capital appreciation and        Company LLP
                                      current income.
Frontier Mid Cap Growth Portfolio     Seeks maximum capital appreciation.       Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Frontier Capital
                                                                                Management Company, LLC
Jennison Growth Portfolio             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core          Seeks long-term capital growth from       Brighthouse Investment Advisers, LLC
 Portfolio                            investments in common stocks or           Subadviser: Loomis, Sayles &
                                      other equity securities.                  Company, L.P.


                                    C-PPA-13

                PORTFOLIO                            INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------------- ----------------------------------------- ------------------------------------------
Loomis Sayles Small Cap Growth            Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Loomis, Sayles &
                                                                                    Company, L.P.
MetLife Aggregate Bond Index              Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio                                Bloomberg Barclays U.S. Aggregate         Subadviser: MetLife Investment
                                          Bond Index.                               Advisors, LLC
MetLife Mid Cap Stock Index               Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio                                Standard & Poor's MidCap 400(R)           Subadviser: MetLife Investment
                                          Composite Stock Price Index.              Advisors, LLC
MetLife MSCI EAFE(R) Index Portfolio      Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
                                          MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                    Advisors, LLC
MetLife Russell 2000(R) Index Portfolio   Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
                                          Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                    Advisors, LLC
MetLife Stock Index Portfolio             Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
                                          Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                          Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio             Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                          investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio                    Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis Portfolio        Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
                                          principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth            Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth            Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic        Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio             consistent with preservation of           Subadviser: Western Asset
                                          capital.                                  Management Company
Western Asset Management                  Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio                consistent with preservation of capital   Subadviser: Western Asset
                                          and maintenance of liquidity.             Management Company

Certain Portfolios have been subject to a change. Please see Appendix C --"Additional Information Regarding the Portfolios."


INVESTMENT CHOICES WHICH ARE FUND OF FUNDS


The following Portfolios available within Brighthouse Trust I and Brighthouse Trust II are "fund of funds":


Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio

                                    C-PPA-14

"Fund of funds" Portfolios invest substantially all of their assets in other portfolios. Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the fund of funds Portfolios, if such underlying portfolios are available under the Contract. However, only some of the underlying portfolios are available under the Contract.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS



Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The Contract or other correspondence we provide You will indicate the Divisions that are available to You. Your investment choices may be limited because:

   o Your employer, association or other group contract holder limits the available Divisions.

   o   We have restricted the available Divisions.

   o   Some of the Divisions are not approved in your state.

The Divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of Brighthouse Trust I, Brighthouse Trust II or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of Brighthouse Trust I, Brighthouse Trust II and American Funds(R) Portfolios are made available only through various insurance company annuities and life insurance policies.

Brighthouse Trust I, Brighthouse Trust II and American Funds(R) are each a "series" type fund registered with the SEC as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of Brighthouse Trust I and Brighthouse Trust II pay Brighthouse Investment Advisers, LLC a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for Brighthouse Trust I, Brighthouse Trust II and American Funds(R).



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS


An investment manager or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") where MetLife, Inc. retained an ownership interest of 19.2% non-voting common stock outstanding of Brighthouse Financial, Inc. Brighthouse subsidiaries include Brighthouse Investment Advisers, LLC, which serves as the investment adviser for the Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and Our affiliated companies



                                    C-PPA-15
have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby we receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. As of December 31, 2017, approximately 85% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.


Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in each Portfolio's prospectus. (See the Fee Table and "Who Sells the Deferred Annuities and Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment return.


PORTFOLIO SELECTION


We select the Portfolios offered through the Contracts based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment manager are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.




                               DEFERRED ANNUITIES
--------------------------------------------------------------------------------
This Prospectus describes the following Deferred Annuities under which You can accumulate money:

o    Non-Qualified
o    Traditional IRA (Individual Retirement Annuities)

o    Roth IRAs (Roth Individual Retirement Annuities)
o    Unallocated Keogh

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:


   o Allocated (your Account Value records are kept for You as an individual); or

   o Unallocated (Account Value records are kept for a plan or group as a whole).



THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN


If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Value. We may rely on your employer's or plan administrator's statements to us as to the terms of



                                    C-PPA-16
the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how You may be affected.


AUTOMATED INVESTMENT STRATEGIES


There are five automated investment strategies available to You. We created these investment strategies to help You manage your money. You decide if one is appropriate for You based upon your risk tolerance and savings goals. These investment strategies are available to You without any additional charges. However, the investment strategies are not available for the unallocated to Keogh Deferred Annuities. As with any investment program, no strategy can guarantee a gain -- You can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.


THE EQUITY GENERATOR(R): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division, based on your selection. If your Fixed Interest Account Value at the time of a scheduled transfer is zero, this strategy is automatically discontinued.


As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and You never request allocation changes or transfers, You will not pay more in Early Withdrawal Charges than your Contract earns. Early Withdrawal Charges may be taken from any of your earnings.


THE EQUALIZERSM: You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. Each quarter, amounts are transferred between the Fixed Interest Account and your chosen Division to make the value of each equal. For example, if You choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(R): You select a specific asset allocation for your entire Account Value from among the Divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Value in each option back to your original allocation. In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.

THE INDEX SELECTOR(R): You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account Value is allocated among the MetLife Aggregate Bond Index, MetLife Stock Index, MetLife MSCI EAFE(R) Index, MetLife Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account. Each quarter, the percentage in each of these Divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the Divisions and the Fixed Interest Account.

In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.


We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative.

You may choose another Index Selector(R) strategy or terminate your Index Selector(R) strategy at any time. If You choose another Index Selector(R) strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to select the Index Selector(R) strategy again, You must select from the asset allocation models available at that time.


THE ALLOCATORSM: Each month, a dollar amount You choose is transferred from the Fixed Interest Account to any of the Divisions You choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account Value is exhausted, this strategy is automatically discontinued.



                                    C-PPA-17

The Equity Generator(R) and the Allocator(SM) are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You wish to continue the strategy through periods of fluctuating prices.

We will terminate all transactions under any automated investment strategy upon notification of your death.


PURCHASE PAYMENTS

There is no minimum purchase payment except for the unallocated Keogh Deferred Annuity. If You have an unallocated Keogh Deferred Annuity, each purchase payment must be at least $2,000. In addition, your total purchase payments must be at least $15,000 for your first Contract Year and $5,000 for each subsequent Contract Year.

You may continue to make purchase payments while You receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, debit authorization, salary reduction or salary deduction. You may make purchase payments to your Deferred Annuity whenever You choose, up to the date You begin receiving payments from a pay-out option.


ALLOCATION OF PURCHASE PAYMENTS


You decide how your money is allocated among the Fixed Interest Account and the Divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

If You choose to make an allocation to the asset allocation Divisions with your initial purchase payment, 100% of your allocation to the investment choices must be to only one of the asset allocation Divisions. After the initial purchase payment has been made, You may allocate subsequent purchase payments or make transfers from any asset allocation Division to any investment choice or to one or more of the asset allocation Divisions. We reserve the right to make certain changes to the Divisions. (See "Your Investment Choices -- Portfolio Selection.")



AUTOMATED PURCHASE PAYMENTS

If You purchase a Non-Qualified Deferred Annuity, You may elect to have purchase payments made automatically. With "automatic payroll deduction" your employer deducts an amount from your salary and makes the purchase payment for You. With purchase payments through debit authorization your bank deducts money from your bank account and makes the purchase payment for You.


LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

   o   Federal tax laws;

   o Our right to limit the total of your purchase payments to $1,000,000. For the unallocated Keogh Deferred Annuity, we limit purchase payments to $5,000,000 per year. We may change the maximum by telling You in writing at least 90 days in advance;

   o Regulatory requirements. For example, if You reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after You have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to You after You turn age 60; or after You turn age 63, if the Deferred Annuity was issued before You were age 61;

   o Retirement, for certain Deferred Annuities. You may no longer make purchase payments if You retire;

   o   Leaving your job (for the unallocated Keogh Deferred Annuity); and

   o   Receiving systematic termination payments (described later).

                                    C-PPA-18

THE VALUE OF YOUR INVESTMENT


Accumulation Units are credited to You when You make purchase payments or transfers into a Division. When You withdraw or transfer money from a Division, Accumulation Units are liquidated. We determine the number of Accumulation Units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each Division:


   o First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

   o Finally, we multiply the previous Accumulation Unit Value by this result.


EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS


Assume You make a purchase payment of $500 into one Division and that Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 Accumulation Units.




  $500
------
          =   50 Accumulation Units
   $10


CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

           $10.00 x .95 = $9.50 is the new Accumulation Unit Value


TRANSFERS


You may make tax-free transfers between Divisions or between the Divisions and the Fixed Interest Account. Some restrictions may apply to transfers from the Fixed Interest Account to the Divisions. For us to process a transfer, You must tell us:


   o   The percentage or dollar amount of the transfer;


   o The Divisions (or Fixed Interest Account) from which You want the money to be transferred;

   o The Divisions (or Fixed Interest Account) to which You want the money to be transferred; and


   o Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.


For additional transfer restrictions (see "General Information -- Valuation -- Suspension of Payments").


WE MAY REQUIRE YOU TO:

   o   Use our forms;

                                    C-PPA-19

   o Maintain a minimum Account Value (if the transfer is in connection with an automated investment strategy); or


   o Transfer a minimum amount if the transfer is in connection with the Allocator.


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios. In addition, as described below, we intend to treat all American Funds(R) as Monitored Portfolios. We monitor transfer/reallocation activity in the following Monitored Portfolios:


     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds portfolio to be submitted with an original


                                    C-PPA-20
signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying



                                    C-PPA-21

Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some Portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



ACCESS TO YOUR MONEY



You may withdraw either all or part of your Account Value from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Value, if less). To process your request, we need the following information:


   o   The percentage or dollar amount of the withdrawal; and


   o The Divisions (or Fixed Interest Account) from which You want the money to be withdrawn.


Your withdrawal may be subject to income taxes, tax penalties and Early Withdrawal Charges.

Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


You may submit a written withdrawal request, which must be received at your Administrative Office on or before the date the pay-out phase begins, that indicates that the withdrawal should be processed as of the date the pay-out phase begins, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit Value calculated as of the date the pay-out phase begins.



SYSTEMATIC WITHDRAWAL PROGRAM


You may choose to automatically withdraw a specific dollar amount or a percentage of your Account Value each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Early Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Value will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments You would receive from a Deferred Annuity pay-out option or under an Income Annuity.

If You elect to withdraw a dollar amount, we will pay You the same dollar amount each Contract Year. If You elect to withdraw a percentage of your Account Value, each Contract Year, we recalculate the amount You will receive based on your new Account Value.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Divisions in which You have an Account Value.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If You choose to receive a percentage of your Account Value, we will determine the amount payable on the date these payments begin. When You first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if You select to receive payments on a monthly basis with the percentage of your Account Value You request equaling $12,000, and there are six months left in the Contract Year, we will pay You $2,000 a month.



                                    C-PPA-22

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay You over the Contract Year either the amount that You chose or an amount equal to the percentage of your Account Value You chose. For example, if You select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Value equals $12,000 at the start of a Contract Year, we will pay You $1,000 a month.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Divisions in which You then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in Good Order at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should request payment by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month on the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made at any time. If You make any of these changes, we will treat your request as though You were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at your Administrative Office at least 30 days in advance.

Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us at your Administrative Office. We will also terminate your participation in the program upon notification of your death.

Systematic Withdrawal Program payments may be subject to an Early Withdrawal Charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When You first elect the program, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the Early Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.



MINIMUM DISTRIBUTION


In order for You to comply with certain tax law provisions, You may be required to take money out of your Deferred Annuity. Rather than receiving your required minimum distribution in one annual lump-sum payment, You may request that we pay it to You in installments throughout the calendar year. However, we may require that You maintain a certain Account Value at the time You request these payments. We will terminate your participation in the program upon notification of your death.



ANNUAL CONTRACT FEE



There is no Separate Account Annual Contract Fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year. if your Account Value is less than a certain amount



CHARGES



There are two types of charges You pay while You have money in a Division:


   o   Insurance-related charge (or Separate Account charge), and

   o   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Early Withdrawal Charge may not fully cover all of the sales and deduction expenses actually


                                    C-PPA-23
incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Contract charges.


The Separate Account charge You pay will not reduce the number of Accumulation Units credited to You. Instead, we deduct the charge as part of the calculation of the Accumulation Unit Value.



INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 0.95% annually of the average value of the amount You have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity. MetLife guarantees that the Separate Account insurance-related charge will not increase while You have this Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.


The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your "pay-in" phase is larger than your Account Value. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).



INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Deferred Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on which Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES


Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Values and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Values or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.


Premium taxes, if applicable, depend on the Deferred Annuity You purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Value, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


We reserve the right to deduct from the Deferred Annuity for any income taxes which we incur becuase of the Deferred Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Deferred Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Deferred Annuity, and in that event we may deduct such tax from the Deferred Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.


EARLY WITHDRAWAL CHARGES

An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within seven years of when they were credited to your Deferred Annuity. The Early Withdrawal Charge does not apply in certain situations or upon


                                    C-PPA-24
the occurrence of certain events or circumstances. To determine the Early Withdrawal Charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or Divisions from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an Early Withdrawal Charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the Early Withdrawal Charge, we will then withdraw it from the Fixed Interest Account and the Divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. However, if the Early Withdrawal Charge is greater than the available purchase payments, then we will take the Early Withdrawal Charges, in whole or in part, from your earnings.

For partial withdrawals, the Early Withdrawal Charge is determined by dividing the amount that is subject to the Early Withdrawal Charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the Early Withdrawal Charge. We will treat your request as a request for a full withdrawal if your Account Value is not sufficient to pay both the requested withdrawal and the Early Withdrawal Charge.


For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an Early Withdrawal Charge and pay You the rest.

The Early Withdrawal Charge on purchase payments withdrawn is as follows:


 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     7%
               2                     6%
               3                     5%
               4                     4%
               5                     3%
               6                     2%
               7                     1%
           8 & Later                 0%

Early Withdrawal Charges may be waived for certain Deferred Annuities because we have reduced sales costs associated with them.

The Early Withdrawal Charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of Early Withdrawal Charges we collect. However, we believe that our sales costs may exceed the Early Withdrawal Charges we collect. If so, we will pay the difference out of our general profits.


WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge You the Early Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet one of the conditions listed below.

You do not pay an Early Withdrawal Charge:


   o   On transfers You make among the Divisions or to the Fixed Interest
       Account.


   o   On withdrawals of purchase payments You made over seven years ago.

   o If You choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

   o If You die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.


   o If your Contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the Contract, that portion of the Account Value that equals the "step up" portion of the death benefit.


   o If You withdraw the permitted free withdrawal each Contract Year. This total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time You make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these


                                    C-PPA-25
       percentages exceeds the specified percentage will You have to pay Early Withdrawal Charges. For the unallocated Keogh and other Deferred Annuities, generally You are allowed to take the "free withdrawal" on top of any other withdrawals which are otherwise exempt from the Early Withdrawal Charge. This is not true if your other withdrawals are in connection with a systematic termination or purchase payments made over seven years ago.


The percentage of your Account Value You are permitted without an Early Withdrawal Charge is for:


       o   Unallocated Keogh Deferred Annuity, 20%.


       o Non-Qualified and IRA Deferred Annuities (depending on the Contract's terms), either 10% of your Account Value or 10% of your Fixed Interest Account Value only.


   o If the withdrawal is required for You to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if You have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Code.

   o Except for the unallocated Keogh Deferred Annuity, if your Contract provides for this, and except in the state of Massachusetts, on your first withdrawal to which an Early Withdrawal Charge would otherwise apply, and either You or your spouse:

       o Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or

       o Is diagnosed with a terminal illness and not expected to live more than a year.


   o Systematic Termination. For unallocated Keogh Deferred Annuities You may withdraw your total Account Value without an Early Withdrawal Charge when the Account Value is paid in annual installments based on the following percentages of your Account Value for that year's withdrawal:



 CONTRACT YEAR     PERCENTAGE
---------------   -----------
       1*             20%
       2              25%
       3            33 1/3%
       4              50%
       5           remainder

------------
*     Less that Contract Year's withdrawals.


       Any money You withdraw in excess of these percentages in any Contract Year will be subject to Early Withdrawal Charges. You may stop the systematic termination of the Contract. If You ask to restart systematic termination, You begin at the beginning of the schedule listed above.

   o For the unallocated Keogh Deferred Annuity, if You are disabled and request a total withdrawal. Disability is defined in the Federal Social Security Act. If the Deferred Annuity is issued in connection with your retirement plan which is subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and if your plan document defines disability, your plan's definition governs.

   o   If You retire:

       o For the unallocated Keogh Deferred Annuity, if your plan defines retirement and You retire under that definition. If You are a "restricted" participant, according to the terms of the Deferred Annuity, You must have participated in the Deferred Annuity for the time stated in the Contract.

       o For certain Non-Qualified Deferred Annuities, if You retire from the employer and for certain others if You retire and receive retirement benefits from your employer's qualified plan.

       o   For certain IRA Deferred Annuities, if You retire from the employer.

   o   If You leave your job:

       o For the unallocated Keogh Deferred Annuity, if You are a "restricted" participant, according to the terms of the Deferred Annuity, You must have participated in the Deferred Annuity for the time stated in the Contract.


                                    C-PPA-26

       o For certain Non-Qualified Deferred Annuities, if You retire from your employer or, for certain others, if You leave your job and receive retirement benefits.

       o For certain IRA Deferred Annuities, if You leave your job with your employer.


   o For the unallocated Keogh Deferred Annuity, if your plan terminates and the Account Value is transferred into another annuity contract we issue.


   o For the unallocated Keogh Deferred Annuity, if You suffer from an unforeseen hardship.


   o For unallocated Keogh Deferred Annuity, if You make a direct transfer to another investment vehicle we have preapproved. If You are a "restricted" participant, according to the terms of the Deferred Annuity, You also must roll over your Account Value to a MetLife IRA within 120 days after You are eligible to receive a plan distribution.


   o If permitted in your state, for the unallocated Keogh Deferred Annuity, if you make a direct transfer to another funding option or annuity contract issued by us or one of our affiliates and we agree.

   o If You have transferred money which is not subject to a withdrawal charge (because You have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.


WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If You transferred money from certain eligible MetLife contracts into a Deferred Annuity, You may have different Early Withdrawal Charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.

   o   Amounts transferred before January 1, 1996:

       We credit your transfer amounts with the time You held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges (determined as previously described) for transferred amounts from your original
       Contract:


 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     5%
               2                     4%
               3                     3%
               4                     2%
               5                     1%
         6 and Beyond                0%

   o   Amounts transferred on or after January 1, 1996:

       o For certain Contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original Contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges for transferred amounts from your original
           Contract:


 AFTER THE TRANSFER     PERCENTAGE
--------------------   -----------
          1                5%
          2                4%
          3                3%
          4                2%
          5                1%
    6 and Beyond           0%

       o If we issued the other Contract less than two years before the date of the transfer or it has a separate

                                    C-PPA-27
           withdrawal charge for each purchase payment, we treat your purchase payments under the other Contract as if they were made under the Deferred Annuity as of the date we received them under that Contract.

   o Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time You held them under your original Contract.


DIVORCE. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.



FREE LOOK



You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).



DEATH BENEFIT


One of the insurance guarantees we provide You under your Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies) under the Non-Qualified and IRA Deferred Annuities. If You die during the pay-in phase, the death benefit the beneficiary receives will be the greatest of:


   o   Your Account Value;



   o Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or


   o The total of all of your purchase payments less any partial withdrawals (including any applicable Early Withdrawal Charge).

The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method.


Until the beneficiary (or each beneficiary if there are multiple beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk.

Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Value in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions until each of the other beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take the payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.


                                    C-PPA-28

If permitted in the Contract, if the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities and continue the Contract under the terms and conditions of the Contract that applied prior to the Owner's death, with certain exceptions described in the Contract. In that case, the Account Value will be reset to equal the death benefit on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in a Division and the Fixed Interest Account as each bears to the total Account Value.) If the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Value as of December 31 following the end of the fifth Contract Year and every other five-year period, are reset on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable Early Withdrawal Charges will be assessed against future withdrawals.

Your beneficiary may also continue the Traditional IRA Deferred Annuity in your name. In that case the Account Value is reset to equal the death benefit on the date the beneficiary submits the necessary documentation in Good Order (any additional amounts added to the Account Value will be allocated in the same proportions to each value in a Division and the Fixed Interest Account as each bears to the total Account Value). There is no second death benefit payable upon the death of the beneficiary. Your beneficiary may not make additional purchase payments; he or she is permitted to make transfers. Your beneficiary will not bear any Early Withdrawal Charges. There is no death benefit after the pay-out phase begins, however, depending on the pay-out option you select, any remaining guarantee will be paid to your beneficiary.



TOTAL CONTROL ACCOUNT

The beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


PAY-OUT OPTIONS (OR INCOME OPTIONS)


You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Value (less any premium taxes and applicable Contract fees), then we apply the net amount to the option. (See "Income Taxes" for a discussion of partial annuitization.) You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. We are currently waiving this fee. The variable pay-out option may not be available in all states.


When considering a pay-out option, You should think about whether You want:

   o Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

   o   A fixed dollar payment or a variable payment; and

   o   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity


                                    C-PPA-29
will determine when your income payments start and the frequency with which You will receive your income payments. If You do not tell us otherwise, your Fixed Interest Account Value will be used to provide a Fixed Income Option and your Separate Account Value will be used to provide a variable pay-out income option.


You can change or extend the date income payments begin at any time before the date specified in the Contract with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.

Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase.



                                INCOME ANNUITIES
--------------------------------------------------------------------------------

Income Annuities provide You with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, You may receive your payments on a monthly, quarterly, semi-annual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that You begin receiving payments immediately or You can apply the Account Value of your Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, You may defer receiving payments from us for one year after You have purchased an immediate annuity. You bear any investment risk during any deferral period. We no longer offer the Income Annuity.


We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If You annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

Using proceeds from the following types of arrangements, You may purchase Income Annuities to receive immediate payments:

o    Non-Qualified
o    Unallocated Keogh

o    Roth IRAs
o    Traditional IRAs

If You have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how You may be affected.


INCOME PAYMENT TYPES

Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when You decide to take a pay-out option or at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

   o Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

   o Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.


   o Beneficiary: the person who receives continuing payments/or a lump sum payment if the Owner dies.


Many times, the Owner and the Annuitant are the same person.

                                    C-PPA-30

When deciding how to receive income, consider:

   o   The amount of income You need;

   o   The amount You expect to receive from other sources;

   o   The growth potential of other investments; and

   o   How long You would like your income to last.


Your income payment amount will depend in large part on the type of income payment You choose. For example, if You select a "Lifetime Income Annuity for Two," your payments will typically be lower than if You select a "Lifetime Income Annuity." Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or Joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger. Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than those guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. Tax rules with respect to decedent Contracts may prohibit election of Lifetime Income for Two income types and/or may also prohibit payments for as long as the Owner's life in certain circumstances. The terms of your Contract will determine when your income payments start and the frequency with which You will receive your income payments. When You select an income type, it will apply to both fixed income payments and variable income payments.


We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations.

The following income payment types are available:


LIFETIME INCOME ANNUITY: A variable income that is paid as long as the Annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Owner of the annuity (or the beneficiary, if the Owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the Annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the Annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the Annuitant dies before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two Annuitants is living. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Owner of the annuity (or the beneficiary, if the Owner dies during the guarantee period) until the end of the guaranteed period. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either Annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one



                                    C-PPA-31

Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both Annuitants die before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a Contract with this income payment type. If the Owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.



MINIMUM SIZE OF YOUR INCOME PAYMENT


Your initial income payment must be at least $50. If You live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to provide this minimum initial income payment.


ALLOCATION



You decide what portion of your income payment is allocated among the Fixed Income Option and the Divisions.



THE VALUE OF YOUR INCOME PAYMENTS


AMOUNT OF INCOME PAYMENTS


Variable income payments from a Division will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains fixed for the duration of the Contract if no reallocations are made.


The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.


Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then-current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the Annuitant that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the Owner will be given the benefit of the higher rates.



ANNUITY UNITS


Annuity Units are credited to You when You make a purchase payment or make a reallocation into a Division. Before we determine the number of Annuity Units to credit to You, we reduce a purchase payment (but not a reallocation) by any premium taxes and the Contract fee, if applicable. We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to a Division) by the Annuity Unit Value on the date of the transaction. The result is the number of Annuity Units credited for that Division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When You reallocate an income payment from a Division, Annuity Units supporting that portion of your income payment in that Division are liquidated.



AIR


Your income payments are determined by using the AIR to benchmark the investment experience of the Divisions You select. We currently offer a 3% and 4% AIR. Certain states may require a different AIR or a cap on what AIR may be chosen. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience



                                    C-PPA-32

(for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Divisions.


The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.


The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.



VALUATION


This is how we calculate the Annuity Unit Value for each Division:


   o First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

   o Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

   o   Finally, we multiply the previous Annuity Unit Value by this result.


REALLOCATIONS


You may make reallocations among the Divisions or from the Divisions to the Fixed Income Option. Once You reallocate your income payment into the Fixed Income Option You may not later reallocate amounts from the Fixed Income Option to the Divisions. If You reside in certain states You may be limited to four options (including the Fixed Interest Option).

Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the Divisions or other funds to generate your income payments.


Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange on that business day. All other reallocation requests in Good Order will be processed on the next business day.

For us to process a reallocation, You must tell us:

   o   The percentage of the income payment to be reallocated;


   o   The Divisions from which You want the income payment to be reallocated;
       and



   o The Divisions or Fixed Income Option (and the percentages allocated to each) to which You want the income payment to be reallocated.

When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.



   o First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;



                                    C-PPA-33

   o Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

   o Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation; and

   o Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.


When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.


You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:


   o Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 + ($125 - $100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)



   o Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will also be made to the number of Annuity Units in both Divisions as well.)



RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios. In addition, as described below, we intend to treat all American Funds(R) as Monitored Portfolios. We monitor transfer/reallocation activity in the following Monitored Portfolios:


     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio

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     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their Portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.



                                    C-PPA-35

In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



CONTRACT FEE


There is no Contract fee under the Income Annuities.


CHARGES


There are two types of charges You pay if You allocate any of your income payment to the Divisions:


   o   Insurance-related charge (or Separate Account charge); and

   o   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain Contract charges.


The Separate Account charge You pay will not reduce the number of Annuity Units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.



INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 0.95% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments than we anticipated.


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We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).


INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Income Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on the Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES


Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when You make the purchase payment.

Premium taxes, if applicable, depend on the Income Annuity You purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

We reserve the right to deduct from the Income Annuity for any income taxes which we incur because of the Income Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Income Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Income Annuity, and in that event we may deduct such tax from the Income Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.


FREE LOOK



You may cancel your Income Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The "free look" may also vary depending on your age and whether You purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payment or (ii) the value of your Accumulation Units as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).


If You do not cancel your Income Annuity during the "free-look" period, your decision to purchase the Income Annuity is irrevocable.

You do not have a "free look" if You are electing income payments in the pay-out phase of your Deferred Annuity.



                              GENERAL INFORMATION
--------------------------------------------------------------------------------
ADMINISTRATION


All transactions will be processed in the manner described below.


PURCHASE PAYMENTS


Send your purchase payments, by check, cashier's check or certified check made payable to "MetLife," to your Administrative Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We do



                                    C-PPA-37
not accept cash, money orders or traveler's checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.


Purchase payments (including any portion of your Account Value under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in Good Order at your Administrative Office, except when they are received:


   o On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

   o   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.


We reserve the right to credit your initial purchase payment to You within two days after its receipt at your Administrative Office. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which You are a participant or member must identify You on their reports to us and tell us how your money should be allocated among the Divisions and the Fixed Interest Account/Fixed Income Option.



CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. You may elect to have your income payments sent to your residence or have us deposit payments directly into your bank account. Periodically, You may receive additional information from us about the Income Annuity. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


PROCESSING TRANSACTIONS

We permit You to request transactions by mail and telephone. We make Internet access available to You for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.


If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an Owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.



BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Some of the information and transactions accessible to You include:


   o   Account Value


   o   Unit Values

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   o   Current rates for the Fixed Interest Account

   o   Transfers

   o   Changes to investment strategies

   o   Changes in the allocation of future purchase payments.


For your Deferred Annuity in the pay-out phase or Income Annuity, You may obtain information and initiate transactions through our toll-free number, 1-800-638-7732. Our customer service consultants are available by telephone between 8:00 a.m. and 6:00 p.m. Eastern Time each business day.


Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at your Administrative Office to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



TELEPHONE AND COMPUTER SYSTEMS


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to your Administrative Office.


Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.

We are not responsible or liable for:

   o any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or

   o any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.


AFTER YOUR DEATH


If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. For example, if You request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we will cancel the request. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint Annuitant or pay your beneficiary a refund.



ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA ("Employee Retirement Income Security Act of 1974") annuity Contracts to be abandoned after a period of inactivity of three to five years from the Contract's



                                    C-PPA-39
maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary of the Contract Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7732 to make such changes.



MISSTATEMENT


We may require proof of age of the Annuitant, Owner, or beneficiary before making any payments under this Contract that are measured by the Annuitant's, Owner's, or beneficiary's life. If the age of the Annuitant, Owner, or beneficiary has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age.


Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any under payments.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing your requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as You and your Contract. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of your confidential information or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



THIRD PARTY REQUESTS


Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners, and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.



VALUATION -- SUSPENSION OF PAYMENTS


We separately determine the Accumulation Unit Value and Annuity Unit Value for each Division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.


When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of a purchase payment or transfer request. Subject to our procedure,


                                    C-PPA-40
we will make withdrawals and transfers/reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of Annuity Units You receive on the next available Annuity Unit Value.


We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

   o rules of the SEC so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

   o   during any other period when the SEC by order so permits.


ADVERTISING PERFORMANCE



We periodically advertise the performance of the Divisions. You may get performance information from a variety of sources including your quarterly statements, your sales representative (where applicable), the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an Accumulation (or Annuity) Unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of Early Withdrawal Charges. Early Withdrawal Charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable Early Withdrawal Charges since the Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the Divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Brighthouse Trust I, Brighthouse Trust II and American Funds(R) Portfolios since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities or Income Annuities had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.


We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.


We may state performance for the Divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in Annuity Unit Value.



                                    C-PPA-41

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and the average of investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable Separate Account charge (rather than the maximum), as well as the Annuity Unit Values and the investment-related charge.

An illustration should not be relied upon as a guarantee of future results.

Historical performance information should not be relied on as a guarantee of future performance results.

Past performance is no guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and Early Withdrawal Charges.


CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY


We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity Owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:


   o   To operate the Separate Account in any form permitted by law.

   o To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations transactions permitted.


   o To transfer any assets in a Division to another Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Divisions in the Separate Account.



   o To substitute for the Portfolio shares in any Division, the shares of another class of Brighthouse Trust I, Brighthouse Trust II or the shares of another investment company or any other investment permitted by law.


   o To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.

   o To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.


If any changes result in a material change in the underlying investments of a Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.



                                    C-PPA-42

VOTING RIGHTS



Based on our current view of applicable law, You have voting interests under your Deferred Annuity or Income Annuity concerning Brighthouse Trust I, Brighthouse Trust II or American Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.


You are entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under the unallocated Keogh Deferred Annuity, participants may instruct You to give us instructions regarding shares deemed attributable to their contributions to the Deferred Annuity. Under the unallocated Keogh Deferred Annuity, we will provide You with the number of copies of voting instruction soliciting materials that You request so that You may furnish such materials to participants who may give You voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.


There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners or Annuitants may control the outcome of a vote. Shares of Brighthouse Trust I, Brighthouse Trust II or American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:
The shares for which voting instructions are received; and

The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.


WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES



MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities and Income Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities and Income Annuities). MLIDC does not retain any fees under the Deferred Annuities and Income Annuities.


MLIDC's principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as well as the securities commissions in the states in which it operates, and is a member of the Financial Regulatory Industry Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Deferred Annuities are sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Deferred Annuities may also be sold through the mail, the Internet or by telephone.


There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities. MLIDC pays compensation based upon a "gross dealer concession" model. With respect to the Deferred Annuities, the gross dealer concession ranges from 0% to 6% and 0.15% of the Account Value each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession credited upon an annuitization depends on several factors, including the number of years the Contract has been in force.



                                    C-PPA-43

We may make payments to MLIDC that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for MLIDC's management team, advertising expenses, and other expenses of distributing the Contracts. MLIDC's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with MLIDC. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines directly from us or the distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to different compensation rates. Ask your sales representative (where applicable) for further information about what your sales representative (where applicable) and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.



From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market our variable annuity contracts. These organizations are compensated for their sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Values their members hold in the Contract. We also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.



FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.



YOUR SPOUSE'S RIGHTS


If You received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney.

Any reference to "spouse" includes those persons who are married under state law, regardless of sex.


WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.


We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 36 consecutive months and your Account Value is less than $2,000, except for the unallocated Keogh Deferred Annuity. We may only cancel the unallocated Keogh Deferred Annuity if we do not receive purchase payments from You for 12 consecutive months and your Account Value is less than $15,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we cancel a Deferred Annuity issued in New York, we will return the full Account Value. In all other cases, You will receive an amount equal to what You would have received if You had requested a total withdrawal of your Account Value. Early Withdrawal Charges may apply. Certain Deferred Annuities do not contain these cancellation provisions.



                                    C-PPA-44

We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if your plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Account Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.




                                  INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


NON-QUALIFIED ANNUITY CONTRACTS

This discussion assumes the Contract is an annuity Contract for Federal income tax purposes, that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "qualified" contracts.


ACCUMULATION


Generally, an Owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payments or commutation. This deferral of taxation on accumulated value in the Contract is limited to Contracts owned by or held for the benefit of "natural persons." A Contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for the exclusive benefit of a natural person.

In contrast, a Contract owned or not treated as held by a "natural person," such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees, or otherwise is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.



                                    C-PPA-45

SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION

If You take a withdrawal from your Contract, or surrender your Contract prior to the date You commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount You receive will be treated first as coming from earnings, if any (and thus subject to income tax), and then from your purchase payments (which are not subject to income tax). If the accumulated value is less than your purchase payments upon surrender of your Contract, You might be able to claim any unrecovered purchase payments on your Federal income tax return as a miscellaneous itemized deduction.

The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for "early" distribution if such withdrawal is taken prior to You reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:

   (a)        on account of your death or disability,

   (b) as part of a series of substantially equal periodic payments payable for your life (or joint life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary, or

   (c) under certain immediate income annuities providing for substantially equal payments made at least annually.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

TREATMENT OF SEPARATE ACCOUNT CHARGES

It is possible that at some future date the Internal Revenue Service ("IRS") may consider that Contract charges attributable to certain guaranteed death benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.

AGGREGATION


If You purchase two or more deferred annuity Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (See "Taxation of Payments in Annuity Form" below.)


EXCHANGES/TRANSFERS


The annuity Contract may be exchanged tax-free in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.

A transfer of ownership of the Contract, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner, may result in income or gift tax consequences to the Contract Owner. You should consult your tax adviser if You are considering such a transfer or assignment.



                                    C-PPA-46

DEATH BENEFITS



The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or income payments, whichever is applicable).

After your death, any death benefit determined under the Contract must be distributed in accordance with Section 72(s) of the Code. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.


If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner.

For Contracts owned by a non-natural person, the required distribution rules apply upon the death or change in the primary Annuitant. If there is more than one Annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of non-qualified Variable Annuity contracts have been considered to be the Owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Portfolios available and the flexibility of the Contract Owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the Owner of the Separate Account assets supporting the Contract.



TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the Contract in the form of an annuity are taxed differently depending on whether You select a fixed or variable payment option. For fixed annuity payments, payments are taxed as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The exclusion ratio is applied to each fixed annuity payment to determine the portion that is a non-taxable return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract is fully recovered. We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to You and the IRS.

Variable annuity payments are expected to fluctuate and the amount You may receive is uncertain. Variable annuity payments are taxable as ordinary income to the extent they exceed the portion of each annuity payment that is determined to be a non-taxable return of your investment in the Contract. The non-taxable return of your investment in the Contract is determined by dividing the investment in the Contract (with adjustment) by the number of years over which it is anticipated the annuity will be paid. In general, your investment in the Contract is recovered pro-rata over the expected payment period.


Once You have recovered the investment in the Contract, further annuity payments are fully taxable.

If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.


                                    C-PPA-47

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.

Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract as part of a long-term care contract a tax-free exchange.


If the Contract allows, You may elect to convert less than the full value of your Contract to an annuity form of pay-out (i.e., "partial annuitization.") In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract and the deferred portion. An exclusion ratio or excludable amount will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME

Federal tax law imposes a 3.8% Medicare tax on the lesser of:

   (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or

   (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S.

Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.

The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.


QUALIFIED ANNUITY CONTRACTS

INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


                                    C-PPA-48

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation Plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.

ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established as "pay-outs" of SIMPLE IRAs, the Contract will only accept a single purchase payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.

TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.

WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan Contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


                                    C-PPA-49

These exceptions include withdrawals made:

   (a)        on account of your death or disability, or

   (b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.

ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. Federal tax law limits You to making only one rollover from an IRA to another IRA (or the same
IRA) in any 12 month period and the limit is applied across all the IRAs that You own.


Generally, a distribution may be eligible for rollover, but certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements,

   (b)        financial hardship, or

   (c)        for a period of ten or more years or for life.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.

DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



                                    C-PPA-50

Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).

If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the IRA is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner. If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.



REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving amounts from Your retirement plan by April 1 following the latter of:


   (a)        the calendar year in which You reach age 70 1/2; or


   (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.


Your required minimum distribution must be in Good Order and payment must be processed by MetLife prior to the due date (generally the calendar year or April 1st of the year after You reach age 70 1/2) in order to satisfy the requirement for the applicable tax year.


A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs). The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Account Value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal


                                    C-PPA-51
beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS

Traditional IRA purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after You attain age 70 1/2. Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.

Roth IRA purchase payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If You exceed purchase payment limits, You may be subject to a tax penalty.

WITHDRAWALS

If and to the extent that Traditional IRA purchase payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.

CONVERSION


Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.

A conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA made after January 1, 2018 cannot be recharacterized. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of


                                    C-PPA-52

Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.

CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.

DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution of You are a resident of Puerto Rico.

ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect


                                    C-PPA-53
after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.



                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.



                                    C-PPA-54

                                   APPENDIX A
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                          NON-QUALIFIED
                            QUALIFIED       DEFERRED
                            DEFERRED        ANNUITIES
                           AND INCOME      AND INCOME
                            ANNUITIES       ANNUITIES
                          ------------   --------------
California(1)..........      0.5%            2.35%
Florida(2).............      1.0%             1.0%
Maine(3)...............      0.0%             2.0%
Nevada(4)..............      0.0%             3.5%
Puerto Rico(5).........      1.0%             1.0%
South Dakota(6)........      0.0%            1.25%
West Virginia..........      1.0%             1.0%
Wyoming(4).............      0.0%             1.0%

------------
1 California applies the qualified tax rate to plans that qualify under the following Code Sections: 401(a), 403(b), 404, 408(b), and 501(a).

2 Annuity purchase payments are exempt from taxation provided the tax savings are passed back to the Contract Owners. Otherwise, they are taxable at 1%.

3  Maine applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 403(b), 404, 408, 457 and 501.
4 Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 404, 408, 457 and 501.

5 We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, Account Value, withdrawals, death benefits or income payments.


6 Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a Contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403(b), 404, 408, 457, and 501(a).


                                    C-PPA-55

                                   APPENDIX B
--------------------------------------------------------------------------------
                     ACCUMULATION UNIT VALUES (IN DOLLARS)



This table shows fluctuations in the Accumulation Unit Values for each Division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).




                          0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                       NUMBER OF
                                                                                        BEGINNING OF                  ACCUMULATION
                                                                                            YEAR        END OF YEAR   UNITS END OF
                                                                                        ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2008    36.92          17.00               820
                                                                                2009    17.00          27.16               861
                                                                                2010    27.16          32.94               838
                                                                                2011    32.94          26.38               712
                                                                                2012    26.38          30.88               662
                                                                                2013    30.88          39.25               608
                                                                                2014    39.25          39.70               562
                                                                                2015    39.70          39.44               518
                                                                                2016    39.44          39.88               465
                                                                                2017    39.88          49.74               370
American Funds Growth Investment Division (Class 2)............................ 2008   196.86         109.26               286
                                                                                2009   109.26         150.89               304
                                                                                2010   150.89         177.40               304
                                                                                2011   177.40         168.23               285
                                                                                2012   168.23         196.45               257
                                                                                2013   196.45         253.20               239
                                                                                2014   253.20         272.16               217
                                                                                2015   272.16         288.09               196
                                                                                2016   288.09         312.45               175
                                                                                2017   312.45         397.09               141
American Funds Growth-Income Investment Division (Class 2)..................... 2008   133.79          82.37               337
                                                                                2009    82.37         107.09               328
                                                                                2010   107.09         118.21               311
                                                                                2011   118.21         114.96               290
                                                                                2012   114.96         133.78               271
                                                                                2013   133.78         176.93               248
                                                                                2014   176.93         193.91               235
                                                                                2015   193.91         194.88               209
                                                                                2016   194.88         215.28               181
                                                                                2017   215.28         261.00               144
Baillie Gifford International Stock Investment Division (Class A).............. 2008    23.75          13.14             1,021
                                                                                2009    13.14          15.91               971
                                                                                2010    15.91          16.90               852
                                                                                2011    16.90          13.41               672
                                                                                2012    13.41          15.88               585
                                                                                2013    15.88          18.17               521
                                                                                2014    18.17          17.44               465
                                                                                2015    17.44          16.94               415
                                                                                2016    16.94          17.68               368
                                                                                2017    17.68          23.68               331
BlackRock Bond Income Investment Division (Class A)............................ 2008    52.26          49.99               394
                                                                                2009    49.99          54.21               367
                                                                                2010    54.21          58.18               355
                                                                                2011    58.18          61.42               309
                                                                                2012    61.42          65.44               287
                                                                                2013    65.44          64.32               257
                                                                                2014    64.32          68.24               247
                                                                                2015    68.24          67.99               224
                                                                                2016    67.99          69.46               195
                                                                                2017    69.46          71.63               146
BlackRock Capital Appreciation Investment Division (Class A)................... 2008    14.27           8.97                 3
                                                                                2009     8.97          12.16                 3
                                                                                2010    12.16          14.44                 1
                                                                                2011    14.44          13.02                 0
                                                                                2012    13.02          14.75                 0
                                                                                2013    14.75          19.62                 0
                                                                                2014    19.62          21.16                 1
                                                                                2015    21.16          22.28                 1
                                                                                2016    22.28          22.09                 0
                                                                                2017    22.09          29.31                 0


                                    C-PPA-56

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Brighthouse Asset Allocation 100 Investment Division (Class A) (formerly
MetLife Asset Allocation 100 Investment Division (Class A) and before that
MetLife Aggressive Allocation Investment Division (Class A)) (5/1/2005)....... 2008   13.20           7.80                526
                                                                               2009    7.80          10.20                723
                                                                               2010   10.20          11.71                938
                                                                               2011   11.71          12.73                  0
Brighthouse Asset Allocation 100 Investment Division (Class A) (formerly
MetLife Asset Allocation 100 Investment Division (Class A))................... 2011   12.70          10.93                956
                                                                               2012   10.93          12.67              1,025
                                                                               2013   12.67          16.29              1,014
                                                                               2014   16.29          16.98              1,051
                                                                               2015   16.98          16.54              1,056
                                                                               2016   16.54          17.89              1,015
                                                                               2017   17.89          21.84                804
Brighthouse Asset Allocation 20 Investment Division (Class A) (formerly
MetLife Asset Allocation 20 Investment Division (Class A)) (5/1/2005)......... 2008   11.51           9.79                332
                                                                               2009    9.79          11.71                380
                                                                               2010   11.71          12.80                464
                                                                               2011   12.80          13.12                490
                                                                               2012   13.12          14.23                628
                                                                               2013   14.23          14.74                447
                                                                               2014   14.74          15.29                463
                                                                               2015   15.29          15.11                407
                                                                               2016   15.11          15.68                376
                                                                               2017   15.68          16.65                368
Brighthouse Asset Allocation 40 Investment Division (Class A) (formerly
MetLife Asset Allocation 40 Investment Division (Class A)) (5/1/2005)......... 2008   11.96           9.31                529
                                                                               2009    9.31          11.44                691
                                                                               2010   11.44          12.67              1,045
                                                                               2011   12.67          12.71              1,289
                                                                               2012   12.71          14.07              1,481
                                                                               2013   14.07          15.49              1,576
                                                                               2014   15.49          16.14              1,771
                                                                               2015   16.14          15.86              1,651
                                                                               2016   15.86          16.71              1,225
                                                                               2017   16.71          18.38                859
Brighthouse Asset Allocation 60 Investment Division (Class A) (formerly
MetLife Asset Allocation 60 Investment Division (Class A)) (5/1/2005)......... 2008   12.42           8.80              1,718
                                                                               2009    8.80          11.06              2,113
                                                                               2010   11.06          12.44              2,409
                                                                               2011   12.44          12.18              2,647
                                                                               2012   12.18          13.69              3,048
                                                                               2013   13.69          16.04              3,373
                                                                               2014   16.04          16.74              3,493
                                                                               2015   16.74          16.41              3,531
                                                                               2016   16.41          17.47              3,253
                                                                               2017   17.47          19.90              2,676
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A)) (5/1/2005)......... 2008   12.90           8.31              1,607
                                                                               2009    8.31          10.65              2,142
                                                                               2010   10.65          12.12              2,566
                                                                               2011   12.12          11.58              2,806
                                                                               2012   11.58          13.29              3,038
                                                                               2013   13.29          16.39              3,170
                                                                               2014   16.39          17.14              3,177
                                                                               2015   17.14          16.72              3,232
                                                                               2016   16.72          17.96              3,033
                                                                               2017   17.96          21.25              2,375
Brighthouse/Artisan Mid Cap Value Investment Division (Class A) (formerly
Met/Artisan Mid Cap Value Investment Division (Class A))...................... 2008   39.80          21.28                431
                                                                               2009   21.28          29.85                419
                                                                               2010   29.85          34.02                387
                                                                               2011   34.02          35.98                377
                                                                               2012   35.98          39.87                334
                                                                               2013   39.87          54.05                300
                                                                               2014   54.05          54.57                270
                                                                               2015   54.57          48.95                234
                                                                               2016   48.95          59.63                218
                                                                               2017   59.63          66.64                168


                                    C-PPA-57

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                     NUMBER OF
                                                                                      BEGINNING OF                  ACCUMULATION
                                                                                          YEAR        END OF YEAR   UNITS END OF
                                                                                      ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011)............................................... 2011     9.98           9.79                12
                                                                              2012     9.79          10.13                51
                                                                              2013    10.13          10.15               190
                                                                              2014    10.15          10.16               197
                                                                              2015    10.16          10.00               175
                                                                              2016    10.00          10.22               137
                                                                              2017    10.22          10.26                81
Brighthouse/Wellington Balanced Investment Division (Class A) (formerly
Met/Wellington Balanced Investment Division (Class A))....................... 2008    51.10          38.07               798
                                                                              2009    38.07          44.23               751
                                                                              2010    44.23          48.04               655
                                                                              2011    48.04          49.41               541
                                                                              2012    49.41          55.00               495
                                                                              2013    55.00          65.70               453
                                                                              2014    65.70          71.95               429
                                                                              2015    71.95          73.11               361
                                                                              2016    73.11          77.49               335
                                                                              2017    77.49          88.39               301
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class A) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class A)).......................................................... 2008    42.38          25.46               473
                                                                              2009    25.46          33.29               451
                                                                              2010    33.29          36.94               423
                                                                              2011    36.94          35.11               391
                                                                              2012    35.11          39.26               370
                                                                              2013    39.26          52.00               343
                                                                              2014    52.00          56.99               312
                                                                              2015    56.99          57.80               277
                                                                              2016    57.80          61.46               253
                                                                              2017    61.46          72.50               213
Brighthouse/Wellington Large Cap Research Investment Division (Class A)
(formerly Met/Wellington Large Cap Research Investment Division (Class A))... 2008    86.77          54.05               654
                                                                              2009    54.05          63.94               604
                                                                              2010    63.94          71.41               545
                                                                              2011    71.41          71.12               473
                                                                              2012    71.12          80.08               418
                                                                              2013    80.08         106.77               386
                                                                              2014   106.77         120.52               355
                                                                              2015   120.52         125.21               312
                                                                              2016   125.21         134.96               280
                                                                              2017   134.96         163.67               249
Clarion Global Real Estate Investment Division (Class A)..................... 2008    16.72           9.68                18
                                                                              2009     9.68          12.96                13
                                                                              2010    12.96          14.93                10
                                                                              2011    14.93          14.01                 9
                                                                              2012    14.01          17.53                10
                                                                              2013    17.53          18.02                 9
                                                                              2014    18.02          20.29                10
                                                                              2015    20.29          19.85                 7
                                                                              2016    19.85          19.89                 5
                                                                              2017    19.89          21.87                 4
ClearBridge Aggressive Growth Investment Division (Class A).................. 2008     8.28           5.00               318
                                                                              2009     5.00           6.62               340
                                                                              2010     6.62           8.13               336
                                                                              2011     8.13           8.34               429
                                                                              2012     8.34           9.82               452
                                                                              2013     9.82          14.20               577
                                                                              2014    14.20          16.75             1,231
                                                                              2015    16.75          15.96             1,171
                                                                              2016    15.96          16.29               923
                                                                              2017    16.29          19.15               720
ClearBridge Aggressive Growth Investment Division (Class A) (formerly
ClearBridge Aggressive Growth II Investment Division (Class A)) (4/28/2008).. 2008   304.57         175.43                 1
                                                                              2009   175.43         248.88                 1
                                                                              2010   248.88         270.41                 0
                                                                              2011   270.41         248.26                 0
                                                                              2012   248.26         302.08                 1
                                                                              2013   302.08         386.36                 0
                                                                              2014   386.36         403.20                 0


                                    C-PPA-58

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                     NUMBER OF
                                                                                      BEGINNING OF                  ACCUMULATION
                                                                                          YEAR        END OF YEAR   UNITS END OF
                                                                                      ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
ClearBridge Aggressive Growth Investment Division (Class A) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class A) and
before that Legg Mason Value Equity Investment Division (Class A))........... 2008    9.87            4.45               118
                                                                              2009    4.45            6.08               123
                                                                              2010    6.08            6.50               134
                                                                              2011    6.50            6.92                 0
Frontier Mid Cap Growth Investment Division (Class A)........................ 2008   59.58           32.03             1,008
                                                                              2009   32.03           47.42               941
                                                                              2010   47.42           54.16               857
                                                                              2011   54.16           52.04               697
                                                                              2012   52.04           57.21               631
                                                                              2013   57.21           75.25               576
                                                                              2014   75.25           82.85               528
                                                                              2015   82.85           84.43               485
                                                                              2016   84.43           88.15               437
                                                                              2017   88.15          109.39               395
Harris Oakmark International Investment Division (Class A)................... 2008   16.67            9.79                46
                                                                              2009    9.79           15.07                50
                                                                              2010   15.07           17.42                48
                                                                              2011   17.42           14.85                47
                                                                              2012   14.85           19.04                48
                                                                              2013   19.04           24.68                48
                                                                              2014   24.68           23.09                51
                                                                              2015   23.09           21.89                41
                                                                              2016   21.89           23.51                38
                                                                              2017   23.51           30.46                39
Invesco Small Cap Growth Investment Division (Class A)....................... 2008   14.54            8.84                 0
                                                                              2009    8.84           11.76                 1
                                                                              2010   11.76           14.73                 0
                                                                              2011   14.73           14.47                 0
                                                                              2012   14.47           16.99                 0
                                                                              2013   16.99           23.65                 0
                                                                              2014   23.65           25.34                 0
                                                                              2015   25.34           24.75                 0
                                                                              2016   24.75           27.39                 0
                                                                              2017   27.39           34.08                 0
Jennison Growth Investment Division (Class A)................................ 2008    5.70            3.59               460
                                                                              2009    3.59            4.98               477
                                                                              2010    4.98            5.50               475
                                                                              2011    5.50            5.48               429
                                                                              2012    5.48            6.29               611
                                                                              2013    6.29            8.53               550
                                                                              2014    8.53            9.22               514
                                                                              2015    9.22           10.12               599
                                                                              2016   10.12           10.04               539
                                                                              2017   10.04           13.66               502
Jennison Growth Investment Division (Class A) (formerly Oppenheimer
Capital Appreciation Investment Division (Class A)) (5/1/2005)............... 2008   10.82            5.81                 2
                                                                              2009    5.81            8.29                 3
                                                                              2010    8.29            9.00                 3
                                                                              2011    9.00            8.83                 0
                                                                              2012    8.83            9.95                 0
Loomis Sayles Small Cap Core Investment Division (Class A)................... 2008   38.64           24.54               176
                                                                              2009   24.54           31.66               183
                                                                              2010   31.66           40.00               177
                                                                              2011   40.00           39.86               174
                                                                              2012   39.86           45.23               170
                                                                              2013   45.23           63.19               179
                                                                              2014   63.19           64.95               162
                                                                              2015   64.95           63.38               146
                                                                              2016   63.38           74.88               133
                                                                              2017   74.88           85.49               111
Loomis Sayles Small Cap Growth Investment Division (Class A)................. 2008   11.69            6.81               195
                                                                              2009    6.81            8.77               186
                                                                              2010    8.77           11.44               194
                                                                              2011   11.44           11.67               215
                                                                              2012   11.67           12.86               190
                                                                              2013   12.86           18.94               245
                                                                              2014   18.94           18.99               216
                                                                              2015   18.99           19.14               194
                                                                              2016   19.14           20.14               221
                                                                              2017   20.14           25.34               127


                                    C-PPA-59

                          0.95 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
MetLife Aggregate Bond Index Investment Division (Class A) (formerly
Barclays Aggregate Bond Index Investment Division (Class A)).................... 2008   14.82
                                                                                 2009   15.56
                                                                                 2010   16.21
                                                                                 2011   17.03
                                                                                 2012   18.14
                                                                                 2013   18.67
                                                                                 2014   18.06
                                                                                 2015   18.93
                                                                                 2016   18.80
                                                                                 2017   19.06
MetLife Mid Cap Stock Index Investment Division (Class A)....................... 2008   17.46
                                                                                 2009   11.04
                                                                                 2010   14.98
                                                                                 2011   18.74
                                                                                 2012   18.21
                                                                                 2013   21.22
                                                                                 2014   27.99
                                                                                 2015   30.36
                                                                                 2016   29.36
                                                                                 2017   35.03
MetLife MSCI EAFE(R) Index Investment Division (Class A) (formerly MSCI
EAFE(R) Index Investment Division (Class A)).................................... 2008   17.95
                                                                                 2009   10.30
                                                                                 2010   13.13
                                                                                 2011   14.07
                                                                                 2012   12.19
                                                                                 2013   14.29
                                                                                 2014   17.26
                                                                                 2015   16.07
                                                                                 2016   15.74
                                                                                 2017   15.80
MetLife Russell 2000(R) Index Investment Division (Class A) (formerly Russell
2000(R) Index Investment Division (Class A)).................................... 2008   19.13
                                                                                 2009   12.60
                                                                                 2010   15.73
                                                                                 2011   19.78
                                                                                 2012   18.79
                                                                                 2013   21.66
                                                                                 2014   29.73
                                                                                 2015   30.94
                                                                                 2016   29.33
                                                                                 2017   35.24
MetLife Stock Index Investment Division (Class A)............................... 2008   51.03
                                                                                 2009   31.80
                                                                                 2010   39.76
                                                                                 2011   45.23
                                                                                 2012   45.63
                                                                                 2013   52.32
                                                                                 2014   68.43
                                                                                 2015   76.84
                                                                                 2016   77.01
                                                                                 2017   85.19
MFS Value Investment Division II (Class A) (formerly BlackRock Large Cap
Value Investment Division (Class A))............................................ 2008   14.21
                                                                                 2009    9.16
                                                                                 2010   10.09
                                                                                 2011   10.92
                                                                                 2012   11.07
                                                                                 2013   12.54
                                                                                 2014   16.40
                                                                                 2015   17.86
                                                                                 2016   16.63
                                                                                 2017   19.53
MFS(R) Research International Investment Division (Class A)..................... 2008   19.48
                                                                                 2009   11.14
                                                                                 2010   14.56
                                                                                 2011   16.11
                                                                                 2012   14.29
                                                                                 2013   16.56
                                                                                 2014   19.62
                                                                                 2015   18.12
                                                                                 2016   17.68
                                                                                 2017   17.40



                          0.95 SEPARATE ACCOUNT CHARGE
                                                                                                  NUMBER OF
                                                                                                 ACCUMULATION
                                                                                   END OF YEAR   UNITS END OF
                                                                                  ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                                UNIT VALUE     THOUSANDS)
-------------------------------------------------------------------------------- -------------- -------------
MetLife Aggregate Bond Index Investment Division (Class A) (formerly
Barclays Aggregate Bond Index Investment Division (Class A))....................  15.56             1,497
                                                                                  16.21             1,549
                                                                                  17.03             1,540
                                                                                  18.14             1,425
                                                                                  18.67             1,478
                                                                                  18.06             1,427
                                                                                  18.93             1,410
                                                                                  18.80             1,266
                                                                                  19.06             1,224
                                                                                  19.50             1,105
MetLife Mid Cap Stock Index Investment Division (Class A).......................  11.04             1,269
                                                                                  14.98             1,296
                                                                                  18.74             1,260
                                                                                  18.21             1,189
                                                                                  21.22             1,127
                                                                                  27.99             1,105
                                                                                  30.36             1,043
                                                                                  29.36               994
                                                                                  35.03               897
                                                                                  40.24               708
MetLife MSCI EAFE(R) Index Investment Division (Class A) (formerly MSCI
EAFE(R) Index Investment Division (Class A))....................................  10.30             1,490
                                                                                  13.13             1,526
                                                                                  14.07             1,493
                                                                                  12.19             1,387
                                                                                  14.29             1,265
                                                                                  17.26             1,188
                                                                                  16.07             1,172
                                                                                  15.74             1,095
                                                                                  15.80             1,054
                                                                                  19.55               857
MetLife Russell 2000(R) Index Investment Division (Class A) (formerly Russell
2000(R) Index Investment Division (Class A))....................................  12.60             1,191
                                                                                  15.73             1,207
                                                                                  19.78             1,203
                                                                                  18.79             1,040
                                                                                  21.66               934
                                                                                  29.73               851
                                                                                  30.94               786
                                                                                  29.33               723
                                                                                  35.24               668
                                                                                  40.04               573
MetLife Stock Index Investment Division (Class A)...............................  31.80             3,367
                                                                                  39.76             3,167
                                                                                  45.23             3,028
                                                                                  45.63             2,563
                                                                                  52.32             2,280
                                                                                  68.43             2,035
                                                                                  76.84             1,886
                                                                                  77.01             1,700
                                                                                  85.19             1,560
                                                                                 102.57             1,370
MFS Value Investment Division II (Class A) (formerly BlackRock Large Cap
Value Investment Division (Class A))............................................   9.16                 5
                                                                                  10.09                 4
                                                                                  10.92                 4
                                                                                  11.07                 4
                                                                                  12.54                 4
                                                                                  16.40                 9
                                                                                  17.86                 4
                                                                                  16.63                 4
                                                                                  19.53                 7
                                                                                  20.82                 0
MFS(R) Research International Investment Division (Class A).....................  11.14             2,486
                                                                                  14.56             2,360
                                                                                  16.11             2,133
                                                                                  14.29             1,816
                                                                                  16.56             1,669
                                                                                  19.62             1,525
                                                                                  18.12             1,391
                                                                                  17.68             1,260
                                                                                  17.40             1,119
                                                                                  22.15               963


                                    C-PPA-60

                        0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                   NUMBER OF
                                                                                    BEGINNING OF                  ACCUMULATION
                                                                                        YEAR        END OF YEAR   UNITS END OF
                                                                                    ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
MFS(R) Total Return Investment Division (Class A).......................... 2008   42.71          32.94              1,056
                                                                            2009   32.94          38.70                960
                                                                            2010   38.70          42.20                890
                                                                            2011   42.20          42.81                759
                                                                            2012   42.81          47.32                705
                                                                            2013   47.32          55.78                655
                                                                            2014   55.78          60.03                598
                                                                            2015   60.03          59.37                533
                                                                            2016   59.37          64.23                473
                                                                            2017   64.23          71.54                381
MFS(R) Value Investment Division (Class A)................................. 2008   14.87           9.80              1,059
                                                                            2009    9.80          11.73              1,035
                                                                            2010   11.73          12.95              1,023
                                                                            2011   12.95          12.93                953
                                                                            2012   12.93          14.95                867
                                                                            2013   14.95          20.10              1,032
                                                                            2014   20.10          22.06              1,001
                                                                            2015   22.06          21.82                912
                                                                            2016   21.82          24.73                795
                                                                            2017   24.73          28.91                655
MFS(R) Value Investment Division (Class A) (formerly FI Value Leaders
Investment Division (Class A))............................................. 2008   14.34           8.67                  5
                                                                            2009    8.67          10.47                  4
                                                                            2010   10.47          11.88                  4
                                                                            2011   11.88          11.04                  1
                                                                            2012   11.04          12.67                  1
                                                                            2013   12.67          13.98                  0
Morgan Stanley Mid Cap Growth Investment Division (Class A)................ 2010   14.24          16.61              2,835
                                                                            2011   16.61          15.36              2,434
                                                                            2012   15.36          16.67              2,175
                                                                            2013   16.67          23.00              1,907
                                                                            2014   23.00          23.08              1,704
                                                                            2015   23.08          21.77              1,482
                                                                            2016   21.77          19.78              1,318
                                                                            2017   19.78          27.50              1,174
Morgan Stanley Mid Cap Growth Investment Division (Class A) (formerly FI
Mid Cap Opportunities Investment Division (Class A))....................... 2008   22.13           9.80              3,029
                                                                            2009    9.80          12.99              2,939
                                                                            2010   12.99          14.09                  0
Neuberger Berman Genesis Investment Division (Class A)..................... 2008   21.29          12.99              1,045
                                                                            2009   12.99          14.56                922
                                                                            2010   14.56          17.54                861
                                                                            2011   17.54          18.38                802
                                                                            2012   18.38          20.04                696
                                                                            2013   20.04          27.49                677
                                                                            2014   27.49          27.24                590
                                                                            2015   27.24          27.14                514
                                                                            2016   27.14          31.91                460
                                                                            2017   31.91          36.59                364
Neuberger Berman Genesis Investment Division (Class A) (formerly MLA Mid
Cap Investment Division (Class A))......................................... 2008   12.92           7.92                  3
                                                                            2009    7.92          10.76                  3
                                                                            2010   10.76          13.14                  4
                                                                            2011   13.14          12.34                  4
                                                                            2012   12.34          12.91                  1
                                                                            2013   12.91          14.02                  0
Oppenheimer Global Equity Investment Division* (Class A)................... 2008   21.82          12.89              1,449
                                                                            2009   12.89          17.92              1,379
                                                                            2010   17.92          20.63              1,289
                                                                            2011   20.63          18.75              1,158
                                                                            2012   18.75          22.57              1,059
                                                                            2013   22.57          28.50                962
                                                                            2014   28.50          28.93                857
                                                                            2015   28.93          29.85                802
                                                                            2016   29.85          29.71                660
                                                                            2017   29.71          40.36                527
PIMCO Total Return Investment Division (Class A)........................... 2008   13.93          13.89              1,436
                                                                            2009   13.89          16.29              1,580
                                                                            2010   16.29          17.50              1,749
                                                                            2011   17.50          17.93              1,605
                                                                            2012   17.93          19.46              1,628
                                                                            2013   19.46          18.94              1,569
                                                                            2014   18.94          19.61              1,379
                                                                            2015   19.61          19.48              1,236
                                                                            2016   19.48          19.84              1,081
                                                                            2017   19.84          20.60                839


                                    C-PPA-61

                       0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                 NUMBER OF
                                                                                  BEGINNING OF                  ACCUMULATION
                                                                                      YEAR        END OF YEAR   UNITS END OF
                                                                                  ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------- ------ -------------- -------------- -------------
T. Rowe Price Large Cap Growth Investment Division (Class A)............. 2008   16.14           9.29                777
                                                                          2009    9.29          13.20                783
                                                                          2010   13.20          15.31                793
                                                                          2011   15.31          15.00                730
                                                                          2012   15.00          17.68                734
                                                                          2013   17.68          24.37                901
                                                                          2014   24.37          26.34                880
                                                                          2015   26.34          28.90                879
                                                                          2016   28.90          29.13                802
                                                                          2017   29.13          38.64                729
T. Rowe Price Large Cap Growth Investment Division (Class A) (formerly
RCM Technology Investment Division (Class A))............................ 2008    8.13           4.49                358
                                                                          2009    4.49           7.08                395
                                                                          2010    7.08           9.00                451
                                                                          2011    9.00           8.04                402
                                                                          2012    8.04           8.95                343
                                                                          2013    8.95           9.39                  0
T. Rowe Price Mid Cap Growth Investment Division (Class A)............... 2008   10.44           6.24                916
                                                                          2009    6.24           9.02                959
                                                                          2010    9.02          11.44                942
                                                                          2011   11.44          11.18                883
                                                                          2012   11.18          12.62                870
                                                                          2013   12.62          17.12                937
                                                                          2014   17.12          19.17                965
                                                                          2015   19.17          20.30              1,055
                                                                          2016   20.30          21.41                915
                                                                          2017   21.41          26.55                766
T. Rowe Price Small Cap Growth Investment Division (Class A)............. 2008   17.07          10.78              1,479
                                                                          2009   10.78          14.85              1,453
                                                                          2010   14.85          19.84              1,455
                                                                          2011   19.84          20.01              1,253
                                                                          2012   20.01          23.02              1,142
                                                                          2013   23.02          32.97              1,078
                                                                          2014   32.97          34.92                964
                                                                          2015   34.92          35.53                923
                                                                          2016   35.53          39.33                803
                                                                          2017   39.33          47.87                681
Victory Sycamore Mid Cap Value Investment Division (Class A) (formerly
Invesco Mid Cap Value Investment Division (Class A))..................... 2008   28.44          14.83                963
                                                                          2009   14.83          21.76                961
                                                                          2010   21.76          27.23                946
                                                                          2011   27.23          25.25                827
                                                                          2012   25.25          27.98                  0
Victory Sycamore Mid Cap Value Investment Division (Class A) (formerly
Invesco Mid Cap Value Investment Division (Class A))..................... 2012   27.85          28.75                756
                                                                          2013   28.75          37.21                657
                                                                          2014   37.21          40.53                622
                                                                          2015   40.53          36.63                551
                                                                          2016   36.63          42.02                485
                                                                          2017   42.02          45.69                418
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A)....................................................... 2008   23.14          19.48                248
                                                                          2009   19.48          25.52                271
                                                                          2010   25.52          28.50                311
                                                                          2011   28.50          29.97                309
                                                                          2012   29.97          33.10                390
                                                                          2013   33.10          33.15                400
                                                                          2014   33.15          34.63                416
                                                                          2015   34.63          33.72                360
                                                                          2016   33.72          36.26                642
                                                                          2017   36.26          38.87                446
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A) (formerly Lord Abbett Bond Debenture Investment
Division (Class A))...................................................... 2008   15.93          12.88                617
                                                                          2009   12.88          17.49                629
                                                                          2010   17.49          19.61                608
                                                                          2011   19.61          20.37                543
                                                                          2012   20.37          22.84                603
                                                                          2013   22.84          24.47                632
                                                                          2014   24.47          25.48                625
                                                                          2015   25.48          24.77                577
                                                                          2016   24.77          25.57                  0


                                    C-PPA-62

                      0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                NUMBER OF
                                                                                 BEGINNING OF                  ACCUMULATION
                                                                                     YEAR        END OF YEAR   UNITS END OF
                                                                                 ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------ ------ -------------- -------------- -------------
Western Asset Management U.S. Government Investment Division (Class A).. 2008   18.18          17.95          348
                                                                         2009   17.95          18.55          320
                                                                         2010   18.55          19.44          286
                                                                         2011   19.44          20.32          258
                                                                         2012   20.32          20.81          246
                                                                         2013   20.81          20.46          211
                                                                         2014   20.46          20.84          197
                                                                         2015   20.84          20.76          193
                                                                         2016   20.76          20.83          165
                                                                         2017   20.83          21.03          152


* We are waiving a portion of the Separate Account charge for the Investment Divisions investing in the Met/Wellington Large Cap Research Portfolio and the Oppenheimer Global Equity Investment Division.

The assets of the Lord Abbett Bond Debenture Investment Division of the Met Investors Fund merged into Western Asset Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016. Accumulation Unit Values prior to May 2, 2016 are those of the Lord Abbett Bond Debenture Investment Division.

The assets of the ClearBridge Aggressive Growth II Investment Division of the Met Investors Fund merged into ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the ClearBridge Aggressive Growth II Investment Division.

The assets of the FI Value Leaders Investment Division (Class E) of the Metropolitan Fund were merged into MFS(R) Value Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.

The assets of the MLA Mid Cap Investment Division of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.

The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.

The assets of the Oppenheimer Capital Appreciation Investment Division of the Met Investors Fund were merged into the Jennison Growth Investment Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.

The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.

The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.

The assets of Legg Mason Value Equity Investment Division of the Met Investors Trust were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason Value Equity Investment Division.

The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.

The assets of FI Mid Cap Opportunities Investment Division were merged into the Morgan Stanley Mid Cap Growth Investment Division on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.


                                    C-PPA-63

The assets of BlackRock Large Cap Investment Division of the Metropolitan Fund were merged into the WMC Large Cap Research Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.

The assets of the MFS(R) Investors Trust Investment Division were merged into the Legg Mason Value Equity Investment Division prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.

The assets in Met/Putnam Voyager Investment Division were merged into Jennison Growth Investment Division prior to the opening of business on May 2, 2005. The Met/Putnam Voyager Investment Division is no longer available.

Please see the Table of Expenses for more information.

                                    C-PPA-64

                                   APPENDIX C
--------------------------------------------------------------------------------
                ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS



Certain Portfolios and trusts were subject to a merger or name change. The chart below identifies the former name and new name of each of these Portfolios, and where applicable, the former name and the new name of the trust of which the Portfolio is a part.


FUND MERGERS


THE FOLLOWING FORMER PORTFOLIOS WERE MERGED.




                         FORMER NAME                                      NEW NAME
------------------------------------------------------------- -------------------------------
BRIGHTHOUSE FUNDS TRUST II                                    BRIGHTHOUSE FUNDS TRUST II
MFS(R) Value Portfolio II Class E (formerly BlackRock Large   MFS(R) Value Portfolio Class E
Cap Value Portfolio Class E)



PORTFOLIO NAME CHANGES

The following former Portfolios were renamed:




                FORMER NAME                                    NEW NAME
------------------------------------------ ------------------------------------------------
BRIGHTHOUSE FUNDS TRUST I                  BRIGHTHOUSE FUNDS TRUST I
 Invesco Mid Cap Value Portfolio Class A   Victory Sycamore Mid Cap Value PortfolioClass A



                                    C-PPA-65

                                   APPENDIX D
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


          SERIES FUND/TRUST                   PORTFOLIO/SERIES                  MARKETING NAME
------------------------------------ ---------------------------------- -----------------------------
American Funds Insurance Series(R)   Global Small Capitalization Fund   American Funds Global Small
                                                                        Capitalization Fund
American Funds Insurance Series(R)   Growth-Income Fund                 American Funds Growth-Income
                                                                        Fund
American Funds Insurance Series(R)   Growth Fund                        American Funds Growth Fund

                                    C-PPA-66

                                   APPENDIX E
--------------------------------------------------------------------------------
         TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
SERVICES
PRINCIPAL UNDERWRITER
CUSTODIAN
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT
EXPERIENCE FACTOR
VARIABLE INCOME PAYMENTS
  ASSUMED INVESTMENT RETURN (AIR)
  AMOUNT OF INCOME PAYMENTS
  ANNUITY UNIT VALUE
  REALLOCATING PRIVILEGE
CALCULATING THE ANNUITY UNIT VALUE
  DETERMINING THE VARIABLE INCOME PAYMENT
ADVERTISEMENT OF THE SEPARATE ACCOUNT
VOTING RIGHTS
  DISREGARDING VOTING INSTRUCTIONS
TAXES
  NON-QUALIFIED ANNUITY CONTRACTS
  QUALIFIED ANNUITY CONTRACTS
  TYPES OF QUALIFIED ANNUITY CONTRACTS
  ERISA
  FEDERAL ESTATE TAXES
  GENERATION-SKIPPING TRANSFER TAX
  ANNUITY PURCHASE PAYMENT BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
WITHDRAWALS
FINANCIAL STATEMENTS


                                    C-PPA-67

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

     [ ] Preference Plus(R) Account Variable Annuity Contract -- C

     [ ] Brighthouse Funds Trust I

     [ ] Brighthouse Funds Trust II

     [ ] American Funds Insurance Series(R)

     [ ] I have changed my address. My current address is:


                                           Name --------------------------------
-------------------------------------
            (Contract Number)
                                           Address -------------------------------

-------------------------------------      -------------------------------------
               (Signature)                                                      Zip

Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342


                                    C-PPA-69

                                                                  April 30, 2018



         ENHANCED PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS

           ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY ("METLIFE")
This Prospectus describes group Enhanced Preference Plus Account Contracts for deferred variable annuities ("Enhanced Deferred Annuities") and Enhanced Preference Plus immediate variable income annuities ("Enhanced Income Annuities"). We no longer offer the Deferred Annuities and Income Annuities. However, Contract Owners and participants may continue to make additional purchase payments and new participants may enroll under any issued group Contract. This Prospectus also describes Financial Freedom Deferred Annuities ("Financial Freedom Deferred Annuities") and Financial Freedom Account Income Annuities ("Financial Freedom Income Annuities").

You decide how to allocate your money among the various available investment choices. The investment choices available to You are listed in the Contract for your Enhanced Deferred Annuity or Enhanced Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and Divisions (Divisions may be referred to as "Investment Divisions" in the Contract and marketing materials) available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Brighthouse Trust Funds I ("Brighthouse Trust I"), Portfolios of the Brighthouse Funds Trust II ("Brighthouse Trust II"), Portfolios of the Calvert Variable Series, Inc. ("Calvert Fund"), Portfolios of the Fidelity Variable Insurance Products Funds ("Fidelity(R) VIP Funds") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


AMERICAN FUNDS(R)
     American Funds Bond Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     American Funds(R) Balanced Allocation Portfolio
     American Funds(R) Growth Allocation Portfolio
     American Funds(R) Moderate Allocation Portfolio
     Brighthouse Asset Allocation 100 Portfolio
     Brighthouse/Franklin Low Duration Total Return Portfolio
     Brighthouse/Wellington Large Cap Research Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio

     Harris Oakmark International Portfolio

     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     MFS(R) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

  Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
    Portfolio)

BRIGHTHOUSE FUNDS TRUST II
     Baillie Gifford International Stock Portfolio
     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     Brighthouse Asset Allocation 20 Portfolio
     Brighthouse Asset Allocation 40 Portfolio
     Brighthouse Asset Allocation 60 Portfolio
     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse/Artisan Mid Cap Value Portfolio
     Brighthouse/Wellington Balanced Portfolio
     Brighthouse/Wellington Core Equity Opportunities Portfolio
     Frontier Mid Cap Growth Portfolio
     Jennison Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife Aggregate Bond Index Portfolio
     MetLife Mid Cap Stock Index Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     Neuberger Berman Genesis Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Management U.S. Government Portfolio
CALVERT FUND
     Calvert VP SRI Balanced Portfolio
     Calvert VP SRI Mid Cap Portfolio
FIDELITY(R) VIP FUNDS
     Equity-Income Portfolio

     Freedom 2020 Portfolio
     Freedom 2025 Portfolio
     Freedom 2030 Portfolio
     Freedom 2035 Portfolio
     Freedom 2040 Portfolio
     Freedom 2045 Portfolio
     Freedom 2050 Portfolio

     Growth Portfolio

     Investment Grade Bond Portfolio

  Certain Portfolios have been subject to a change. Please see Appendix C -- "Additional Information Regarding the Underlying Porfolios."

ENHANCED DEFERRED ANNUITIES AVAILABLE:
   o    TSA
   o    403(a)
   o    PEDC
   o    Traditional IRA
   o    Non-Qualified
   o    Non-Qualified (for certain deferred arrangements or plans)

ENHANCED INCOME ANNUITIES AVAILABLE:
   o    TSA
   o    403(a)
   o    PEDC
   o    Traditional IRA
   o    Non-Qualified
   o    Non-Qualified (for certain deferred arrangements or plans)

An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:

   o    a bank deposit or obligation;
   o    federally insured or guaranteed; or
   o    endorsed by any bank or other financial institution.

HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Enhanced Deferred Annuities, Enhanced Income Annuities and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated April 30, 2018. The SAI is considered part of this Prospectus as though it were included in the

Prospectus. The Table of Contents of the SAI appears on page 78 of this Prospectus. To view or download the SAI, go to our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342
Phone: 800-638-7732

The Securities and Exchange Commission has a website (http://www.sec.gov), which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.



                        PROSPECTUS DATED APRIL 30, 2018

                               TABLE OF CONTENTS






                                                     PAGE
                                                    -----
IMPORTANT TERMS YOU SHOULD KNOW.................... 3
TABLE OF EXPENSES.................................. 5
ACCUMULATION UNIT VALUES TABLE..................... 10
METLIFE............................................ 11
METROPOLITAN LIFE SEPARATE ACCOUNT E............... 11
VARIABLE ANNUITIES................................. 11
A Deferred Annuity................................. 12
Non-Natural Persons as Owners or Beneficiaries..... 12
An Income Annuity.................................. 12
YOUR INVESTMENT CHOICES............................ 13
Investment Choices Which Are Fund of Funds......... 18
Additional Information About the Portfolios........ 18
Certain Payments We Receive with Regard to the
  Portfolios....................................... 19
Portfolio Selection................................ 19
DEFERRED ANNUITIES................................. 20
The Deferred Annuity and Your Retirement Plan...... 20
403(b) Plan Terminations........................... 20
Other Plan Terminations............................ 21
Automated Investment Strategies.................... 21
Purchase Payments.................................. 22
  Purchase Payments -- Section 403(b) Plans........ 23
  Allocation of Purchase Payments.................. 23
  Limits on Purchase Payments...................... 23
The Value of Your Investment....................... 24
Transfers.......................................... 24
Restrictions on Transfers.......................... 25
Access To Your Money............................... 27
  Account Reduction Loans.......................... 27
  Systematic Withdrawal Program.................... 27
  Minimum Distribution............................. 29
Annual Contract Fee................................ 29
  Account Reduction Loan Fees...................... 29
Charges............................................ 29
  Insurance-Related or Separate Account Charge..... 29
  Investment-Related Charge........................ 30
Premium and Other Taxes............................ 30
Early Withdrawal Charges........................... 30
  When No Early Withdrawal Charge Applies.......... 31
  When A Different Early Withdrawal Charge
    May Apply...................................... 33
Free Look.......................................... 33
Death Benefit...................................... 34
Pay-Out Options (or Income Options)................ 35
INCOME ANNUITIES................................... 36
Income Payment Types............................... 36
Minimum Size of Your Income Payment................ 38
Allocation......................................... 38
The Value of Your Income Payments.................. 38
Reallocations...................................... 39
Restrictions on Transfers.......................... 40
Contract Fee....................................... 42


                                                     PAGE
                                                    -----
Charges............................................ 42
  Insurance-Related or Separate Account Charge..... 43
  Investment-Related Charge........................ 43
Premium and Other Taxes............................ 43
Free Look.......................................... 43
GENERAL INFORMATION................................ 44
Administration..................................... 44
  Purchase Payments................................ 44
  Confirming Transactions.......................... 44
  Processing Transactions.......................... 45
  By Telephone or Internet......................... 45
  Telephone and Computer Systems................... 45
  After Your Death................................. 46
  Abandoned Property Requirements.................. 46
  Misstatement..................................... 46
  Cybersecurity.................................... 46
  Third Party Requests............................. 47
  Valuation -- Suspension of Payments.............. 47
Advertising Performance............................ 47
Changes to Your Deferred Annuity or Income
  Annuity.......................................... 48
Voting Rights...................................... 49
Who Sells the Deferred Annuities and Income
  Annuities........................................ 49
Financial Statements............................... 50
Your Spouse's Rights............................... 50
When We Can Cancel Your Deferred Annuity or
  Income Annuity................................... 51
Special Charges That Apply If Your Retirement
  Plan Terminates Its Deferred Annuity or Takes
  Other Action..................................... 51
INCOME TAXES....................................... 52
Introduction....................................... 52
Non-Qualified Annuity Contracts.................... 52
Accumulation....................................... 52
Death Benefits..................................... 53
Taxation of Payments in Annuity Form............... 54
Qualified Annuity Contracts........................ 55
Required Minimum Distributions..................... 58
Additional Information regarding IRAs.............. 59
LEGAL PROCEEDINGS.................................. 62
APPENDIX A: PREMIUM TAX TABLE...................... 63
APPENDIX B: ACCUMULATION UNIT VALUES FOR EACH
  DIVISION......................................... 64
APPENDIX C: ADDITIONAL INFORMATION REGARDING
  THE PORTFOLIOS................................... 75
APPENDIX D: PORTFOLIO LEGAL AND MARKETING
  NAMES............................................ 76
APPENDIX E: TEXAS OPTIONAL RETIREMENT PROGRAM...... 77
APPENDIX F: TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION........................ 78



The Deferred Annuities or Income Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, supplements to the Prospectus or any supplemental sales material we authorize.

                        IMPORTANT TERMS YOU SHOULD KNOW


ACCOUNT VALUE -- When You purchase a Deferred Annuity, an account is set up for You. Your Account Value is the total amount of money credited to You under your Deferred Annuity including money in the Divisions of the Separate Account and the Fixed Interest Account, less any account reduction loans.

ACCUMULATION UNIT VALUE -- With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE -- The Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your Administrative Office. The telephone number to call to initiate a request is 1-800-638-7732.

ANNUITY UNIT VALUE -- With an Income Annuity or variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR) -- Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.


CONTRACT -- A Contract is the legal agreement between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR -- Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to fifteen months after the Deferred Annuity is issued.

DEFERRED ANNUITY -- This term is used throughout this Prospectus when we are referring to both Enhanced Deferred Annuities and Financial Freedom Deferred Annuities.


DIVISIONS -- Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to a Division, the Division purchases shares of a Portfolio (with the same name) within Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds or American Funds(R).

EARLY WITHDRAWAL CHARGE -- The Early Withdrawal Charge is an amount we deduct from your Account Value if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.


EXCHANGE -- In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


FREE LOOK -- You may cancel your Contract within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Account, if applicable) or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).


GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures, and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative (where applicable) before submitting the form or request.

INCOME ANNUITY -- This term is used throughout this Prospectus when we are referring to both Enhanced Income Annuities and Financial Freedom Income Annuities.

METLIFE -- MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT -- A Separate Account is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY -- An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.


YOU -- In this Prospectus, depending on the context, "You" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity or the participant or annuitant under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for PEDC, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(f) deferred compensation plans,
Section 457(e)(11) severance and death benefit plans and Section 415(m) qualified governmental excess benefit arrangements, "You" means the trustee or employer. In connection with a 403(b) plan termination, as of the date of the Contract or cash distribution under such distribution, "You" means the participant who has received such Contract or cash distribution.

                               TABLE OF EXPENSES
--------------------------------------------------------------------------------
        ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES



The following tables describe the fees and expenses You will pay when You buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges You will pay at the time You purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers between the Divisions of your Deferred Annuity or Income Annuity. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions, see Appendix A) and other taxes which may apply.



CONTRACT OWNER TRANSACTION EXPENSES


SALES LOAD IMPOSED ON PURCHASE PAYMENTS.............................................. None
EARLY WITHDRAWAL CHARGE.............................................................. Up to 7%
(as a percentage of each purchase payment funding the withdrawal during the pay-in phase)(1)
EXCHANGE FEE FOR DEFERRED ANNUITIES.................................................. None
SURRENDER FEE FOR DEFERRED ANNUITIES................................................. None
ACCOUNT REDUCTION LOAN INITIATION FEE................................................ $75(2)
ANNUAL ACCOUNT REDUCTION LOAN MAINTENANCE FEE (PER LOAN OUTSTANDING)................. $50(2)
TRANSFER FEE......................................................................... None

The second table describes the fees and expenses that You will bear periodically during the time You hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.

An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within seven years of when they were credited to your Deferred Annuity. The charge on purchase payments is calculated according to the following schedule:




 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     7%
               2                     6%
               3                     5%
               4                     4%
               5                     3%
               6                     2%
               7                     1%
          Thereafter                 0%



There are times when the Early Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, each Contract Year You may take the greater of 20% (10% for certain Enhanced Deferred Annuities) of your Account Value or your purchase payments made over seven years ago free of Early Withdrawal Charges. There are no Early Withdrawal Charges applied to the Enhanced Non-Qualified Deferred Annuities for Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans and
      Section 457(e)(11) severance and death benefit plans.
2 Either or both fees may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.



ANNUAL CONTRACT FEE FOR DEFERRED ANNUITIES(3)............................ None
SEPARATE ACCOUNT CHARGE(4)
(as a percentage of your average Account Balance in the Separate Account)
General Administrative Expenses Charge................................... .20%
Mortality and Expense Risk Charge........................................ .75%
TOTAL SEPARATE ACCOUNT ANNUAL CHARGE(4)
Current and Maximum Guaranteed Charge.................................... .95%


3  A $20 Annual Contract Fee is imposed on money in the Fixed Interest Account.
      This fee may be waived under certain circumstances.
4 Pursuant to the terms of the Contract, our total Separate Account charge will not exceed .95% of your average balance in the Divisions. For purposes of presentation here, we estimated the allocation between general administrative expenses and the mortality and expense risk charge for Deferred Annuities or the amount of underlying Portfolio shares we have designated in the Investment Divisions to generate your income payments for Income Annuities.


We are waiving 0.08% of the Separate Account Charge for the Investment Division investing in the Brighthouse/Wellington Large Cap Research Portfolio. We are waiving the amount, if any, of the Separate Account charge equal to the underlying portfolio expenses that are in excess of 0.88% for the Division investing in the MFS(R)

Research International Portfolio - Class A of Brighthouse Trust I. We are waiving an amount equal to the Portfolio expenses that are in excess 0.62% for the Division investing in the Oppenheimer Global Equity Portfolio of Brighthouse Trust I.

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that You may bear periodically while You hold the Contract. Certain Portfolios may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the MFS(R) Value, BlackRock Capital Appreciation, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, PIMCO Inflation Protected Bond, SSGA Growth ETF, SSGA Growth and Income ETF Portfolios, which are Class E Portfolios, Brighthouse/Franklin Low Duration and Total Return Loomis Sayles Global Markets, which are Class B Portfolios, American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C Portfolios, and the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning the Brighthouse Trust I, the Brighthouse Trust II, the Calvert Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses. Current prospectuses for the Portfolios can be obtained by calling 800 638-7732. Please read the prospectuses carefully before making your allocations to the Divisions.

------------

MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES




                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.27%       1.12%


PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.



                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
-- CLASS 2
 American Funds Bond Fund..................    0.36%     0.25%          0.02%
 American Funds Global Small
  Capitalization Fund......................    0.70%     0.25%          0.04%
 American Funds Growth Fund................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund.........    0.26%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C.....................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C.....................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C.....................    0.06%     0.55%          0.01%
 Brighthouse Asset Allocation 100
  Portfolio -- Class A.....................    0.07%       --           0.01%
 Brighthouse/Franklin Low Duration Total
  Return Portfolio -- Class B..............    0.50%     0.25%          0.05%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class A............    0.56%       --           0.02%
 Clarion Global Real Estate Portfolio --
  Class E..................................    0.61%     0.15%          0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A..................................    0.55%       --           0.03%
 Harris Oakmark International Portfolio --
  Class E..................................    0.77%     0.15%          0.04%



                                                              TOTAL       FEE WAIVER    NET TOTAL
                                               ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                               FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                    AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------- -------------- ----------- --------------- ----------
-- CLASS 2
 American Funds Bond Fund..................   --             0.63%       --              0.63%
 American Funds Global Small
  Capitalization Fund......................   --             0.99%       --              0.99%
 American Funds Growth Fund................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund.........   --             0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C..................... 0.42%            1.03%       --              1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C..................... 0.43%            1.05%       --              1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C..................... 0.40%            1.02%       --              1.02%
 Brighthouse Asset Allocation 100
  Portfolio -- Class A..................... 0.67%            0.75%       --              0.75%
 Brighthouse/Franklin Low Duration Total
  Return Portfolio -- Class B..............   --             0.80%     0.07%             0.73%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class A............   --             0.58%     0.04%             0.54%
 Clarion Global Real Estate Portfolio --
  Class E..................................   --             0.81%       --              0.81%
 ClearBridge Aggressive Growth Portfolio --
  Class A..................................   --             0.58%     0.02%             0.56%
 Harris Oakmark International Portfolio --
  Class E..................................   --             0.96%     0.02%             0.94%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                              FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Invesco Small Cap Growth Portfolio --
  Class E........................................    0.85%     0.15%          0.03%
 Loomis Sayles Global Markets Portfolio --
  Class B........................................    0.70%     0.25%          0.08%
 MFS(R) Research International Portfolio --
  Class A........................................    0.69%       --           0.05%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................    0.65%       --           0.04%
 Oppenheimer Global Equity Portfolio --
  Class A........................................    0.66%       --           0.04%
 PIMCO Inflation Protected Bond
  Portfolio -- Class E...........................    0.47%     0.15%          0.50%
 PIMCO Total Return Portfolio -- Class A.........    0.48%       --           0.08%
 SSGA Growth and Income ETF Portfolio --
  Class E........................................    0.31%     0.15%          0.01%
 SSGA Growth ETF Portfolio -- Class E............    0.32%     0.15%          0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A........................................    0.75%       --           0.03%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A...........................    0.65%       --           0.03%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A...........................    0.79%       --           0.06%
 BlackRock Bond Income Portfolio --
  Class A........................................    0.33%       --           0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class E...........................    0.69%     0.15%          0.03%
 Brighthouse Asset Allocation 20
  Portfolio -- Class A...........................    0.09%       --           0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class A...........................    0.06%       --             --
 Brighthouse Asset Allocation 60
  Portfolio -- Class A...........................    0.05%       --             --
 Brighthouse Asset Allocation 80
  Portfolio -- Class A...........................    0.05%       --           0.01%
 Brighthouse/Artisan Mid Cap Value
  Portfolio -- Class A...........................    0.82%       --           0.03%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A...........................    0.46%       --           0.08%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............    0.70%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class A........................................    0.71%       --           0.04%
 Jennison Growth Portfolio -- Class A............    0.60%       --           0.02%
 Loomis Sayles Small Cap Core Portfolio --
  Class A........................................    0.90%       --           0.07%
 Loomis Sayles Small Cap Growth
  Portfolio -- Class A...........................    0.90%       --           0.07%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................    0.25%       --           0.03%
 MetLife Mid Cap Stock Index Portfolio --
  Class A........................................    0.25%       --           0.04%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................    0.30%       --           0.07%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................    0.25%       --           0.06%
 MetLife Stock Index Portfolio -- Class A........    0.25%       --           0.02%
 MFS(R) Total Return Portfolio -- Class A........    0.56%       --           0.05%
 MFS(R) Value Portfolio -- Class E...............    0.70%     0.15%          0.02%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                          AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Invesco Small Cap Growth Portfolio --
  Class E........................................   --             1.03%     0.02%             1.01%
 Loomis Sayles Global Markets Portfolio --
  Class B........................................   --             1.03%       --              1.03%
 MFS(R) Research International Portfolio --
  Class A........................................   --             0.74%     0.10%             0.64%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................   --             0.69%     0.02%             0.67%
 Oppenheimer Global Equity Portfolio --
  Class A........................................   --             0.70%     0.10%             0.60%
 PIMCO Inflation Protected Bond
  Portfolio -- Class E...........................   --             1.12%     0.01%             1.11%
 PIMCO Total Return Portfolio -- Class A.........   --             0.56%     0.03%             0.53%
 SSGA Growth and Income ETF Portfolio --
  Class E........................................ 0.20%            0.67%       --              0.67%
 SSGA Growth ETF Portfolio -- Class E............ 0.21%            0.70%       --              0.70%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A........................................   --             0.78%       --              0.78%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A...........................   --             0.68%     0.09%             0.59%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A...........................   --             0.85%     0.12%             0.73%
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.51%       --              0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class E...........................   --             0.87%     0.09%             0.78%
 Brighthouse Asset Allocation 20
  Portfolio -- Class A........................... 0.57%            0.69%     0.02%             0.67%
 Brighthouse Asset Allocation 40
  Portfolio -- Class A........................... 0.59%            0.65%       --              0.65%
 Brighthouse Asset Allocation 60
  Portfolio -- Class A........................... 0.61%            0.66%       --              0.66%
 Brighthouse Asset Allocation 80
  Portfolio -- Class A........................... 0.64%            0.70%       --              0.70%
 Brighthouse/Artisan Mid Cap Value
  Portfolio -- Class A...........................   --             0.85%     0.05%             0.80%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A...........................   --             0.54%       --              0.54%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............   --             0.72%     0.11%             0.61%
 Frontier Mid Cap Growth Portfolio --
  Class A........................................   --             0.75%     0.02%             0.73%
 Jennison Growth Portfolio -- Class A............   --             0.62%     0.08%             0.54%
 Loomis Sayles Small Cap Core Portfolio --
  Class A........................................ 0.03%            1.00%     0.08%             0.92%
 Loomis Sayles Small Cap Growth
  Portfolio -- Class A...........................   --             0.97%     0.09%             0.88%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................   --             0.28%     0.01%             0.27%
 MetLife Mid Cap Stock Index Portfolio --
  Class A........................................ 0.01%            0.30%       --              0.30%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................ 0.01%            0.38%       --              0.38%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................ 0.01%            0.32%       --              0.32%
 MetLife Stock Index Portfolio -- Class A........   --             0.27%     0.01%             0.26%
 MFS(R) Total Return Portfolio -- Class A........   --             0.61%       --              0.61%
 MFS(R) Value Portfolio -- Class E...............   --             0.87%     0.14%             0.73%

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                            FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
 Neuberger Berman Genesis Portfolio --
  Class A...................................... 0.81%          --           0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A......................... 0.60%          --           0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A......................... 0.47%          --           0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A........... 0.56%          --           0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A......... 0.47%          --           0.02%
 Calvert VP SRI Balanced Portfolio --
  Class I...................................... 0.53%          --           0.16%
 Calvert VP SRI Mid Cap Portfolio.............. 0.77%          --           0.27%
 Equity-Income Portfolio -- Initial Class...... 0.44%          --           0.09%
 Freedom 2020 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2025 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2030 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2035 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2040 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2045 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2050 Portfolio -- Service Class 2.....   --         0.25%            --
 Growth Portfolio -- Initial Class............. 0.54%          --           0.10%
 Investment Grade Bond Portfolio -- Initial
  Class........................................ 0.31%          --           0.10%



                                                                  TOTAL       FEE WAIVER    NET TOTAL
                                                   ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                   FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                        AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- -------------- ----------- --------------- -----------
 Neuberger Berman Genesis Portfolio --
  Class A......................................   --             0.85%     0.01%           0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A.........................   --             0.62%     0.05%           0.57%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A.........................   --             0.50%       --            0.50%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...........   --             0.60%     0.06%           0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........   --             0.49%     0.01%           0.48%
 Calvert VP SRI Balanced Portfolio --
  Class I......................................   --             0.69%       --            0.69%
 Calvert VP SRI Mid Cap Portfolio..............   --             1.04%     0.05%           0.99%
 Equity-Income Portfolio -- Initial Class...... 0.03%            0.56%       --            0.56%
 Freedom 2020 Portfolio -- Service Class 2..... 0.58%            0.83%       --            0.83%
 Freedom 2025 Portfolio -- Service Class 2..... 0.60%            0.85%       --            0.85%
 Freedom 2030 Portfolio -- Service Class 2..... 0.65%            0.90%       --            0.90%
 Freedom 2035 Portfolio -- Service Class 2..... 0.68%            0.93%       --            0.93%
 Freedom 2040 Portfolio -- Service Class 2..... 0.68%            0.93%       --            0.93%
 Freedom 2045 Portfolio -- Service Class 2..... 0.68%            0.93%       --            0.93%
 Freedom 2050 Portfolio -- Service Class 2..... 0.68%            0.93%       --            0.93%
 Growth Portfolio -- Initial Class.............   --             0.64%       --            0.64%
 Investment Grade Bond Portfolio -- Initial
  Class........................................   --             0.41%       --            0.41%



The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from April 30, 2018 through April 30, 2019. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios' prospectuses for additional information regarding these arrangements.


Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES


The examples are intended to help You compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the Contract Owner Transaction Expenses (described in the first table), the Separate Account Annual Charge and other costs You bear while You hold the Deferred Annuity or Income Annuity (described in the second table) and the Total Annual Portfolio Operating Expenses (described in the third table).


EXAMPLE 1.


This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;


   o your Deferred Annuity permits You to withdraw 10% of your Account Value free from Early Withdrawal Charges each Contract Year;


   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   the underlying Portfolio earns a 5% annual return; and

   o You fully surrender your Deferred Annuity with applicable Early Withdrawal Charges deducted.


                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $900      $1,018      $1,302      $2,293
Minimum........     $822      $  780      $  898      $1,450

EXAMPLE 2.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;


   o your Deferred Annuity permits You to withdraw 20% of your Account Value free from Early Withdrawal Charges each Contract Year;


   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   the underlying Portfolio earns a 5% annual return; and

   o You fully surrender your Deferred Annuity with applicable Early Withdrawal Charges deducted.


                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $900      $1,018      $1,302      $2,293
Minimum........     $822      $  780      $  898      $1,450

EXAMPLE 3.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   the underlying Portfolio earns a 5% annual return; and

   o You annuitize (elect a pay-out option under your Deferred Annuity under which You receive income payments over your lifetime or for a period of at least five full years) or do not surrender your Deferred Annuity. (No Early Withdrawal Charges are deducted.)


                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $200        $618      $1,062      $2,293
Minimum........     $122        $380      $  658      $1,450

                            ACCUMULATION UNIT VALUES

--------------------------------------------------------------------------------

                               FOR EACH DIVISION

--------------------------------------------------------------------------------

See Appendix B.

                                    METLIFE
--------------------------------------------------------------------------------

Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a $270.2 billion general account portfolio invested primarily in investment grade corporate bonds, structured finance securities, mortgage loans and U.S. Treasury and agency securities, as well as real estate and corporate equity, at December 31, 2017. The Company was incorporated under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York NY 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc.




                      METROPOLITAN LIFE SEPARATE ACCOUNT E
--------------------------------------------------------------------------------

We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Enhanced Preference Plus Account and Financial Freedom Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments and are not guaranteed by our parent company, MetLife, Inc., or by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While MetLife does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.




                               VARIABLE ANNUITIES
--------------------------------------------------------------------------------

There are two types of variable annuities described in this Prospectus:
Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the Divisions You choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus. The Prospectus describes the material features of the Deferred Annuities and the Income Annuities.


The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment company under the 1940 Act. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed annuity payments are subject to our financial strength and claims-paying ability.


The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to employers, associations, trusts or other groups for their employees, members or participants.


A DEFERRED ANNUITY


You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All tax sheltered annuities ("TSA(s)"), public employee deferred compensation ("PEDC") arrangements, 403(a) and individual retirement plan(s) ("IRA(s)") receive tax deferral under the Internal Revenue Code ("Code"). There are no additional tax benefits from funding these tax qualified arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral, such as the availability of a guaranteed income for life or the death benefit, for acquiring the Deferred Annuity within these arrangements.


NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If a non-natural person, such as a trust, is the Owner of a non-qualified Deferred Annuity, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a beneficiary under the Deferred Annuity will generally, eliminate the beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Deferred Annuity and the living (if any) and/or death benefits.


A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when You either take all of your money out of the account or You elect "income" payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing annuity contract. You should replace an existing contract only when You determine that the Deferred Annuity is better for You. You may have to pay a withdrawal charge on your existing contract, and the Deferred Annuity may impose a new withdrawal charge period. Before You buy a Deferred Annuity ask your registered representative if purchasing a Deferred Annuity would be advantageous, given the Deferred Annuity's features, benefits and charges.

You should talk to your tax adviser to make sure that this purchase will qualify as a tax-free exchange. If You surrender your existing contract for cash and then buy the Deferred Annuity, You may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Deferred Annuity may be delayed.


We no longer make the Enhanced Preference Plus Account Deferred Annuity available, however, current Contract Owners may continue to make additional purchase payments, and new participants may enroll under any issued group Contract.



AN INCOME ANNUITY

An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments You receive will depend on such things as the income payment type You choose, your investment choices and the amount of your purchase payment.

The Enhanced Preference Plus Account Income Annuities are no longer available.

                            YOUR INVESTMENT CHOICES
--------------------------------------------------------------------------------

Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the Divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds(R) Portfolios, which are Class 2, and the following Brighthouse Trust I and Brighthouse Trust II
Portfolios: BlackRock Capital Appreciation, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, MFS(R) Value, PIMCO Inflation Protected Bond, SSGA Growth ETF, SSGA Growth and Income ETF Portfolios, which are Class E, Brighthouse/Franklin Low Duration Total Return and Loomis Sayles Global Markets, which are Class B, and American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation and American Funds(R) Moderate Allocation, which are Class C.

The investment choices are listed in alphabetical order below (based upon the Portfolio's legal names). (See Appendix D -- "Portfolio Legal and Marketing Names.") The Divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. While the Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. The degree of investment risk You assume will depend on the Divisions You choose. Since your Account Value or income payments are subject to the risks associated with investing in stocks and bonds, your Account Value and/or variable income payments based on amounts allocated to the Divisions may go down as well as up.


Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 1 800-638-7732 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment manager and any sub-investment manager.



              PORTFOLIO                         INVESTMENT OBJECTIVE           INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
------------------------------------- --------------------------------------- ------------------------------------------
AMERICAN FUNDS(R)
American Funds Bond Fund              Seeks as high a level of current        Capital Research and Management
                                      income as is consistent with the        Companysm
                                      preservation of capital.
American Funds Global Small           Seeks long-term growth of capital.      Capital Research and Management
 Capitalization Fund                                                          Companysm
American Funds Growth Fund            Seeks growth of capital.                Capital Research and Management
                                                                              Companysm
American Funds Growth-Income          Seeks long-term growth of capital and   Capital Research and Management
 Fund                                 income.                                 Companysm
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced            Seeks a balance between a high level    Brighthouse Investment Advisers, LLC
 Allocation Portfolio                 of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
American Funds(R) Growth Allocation   Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio
American Funds(R) Moderate            Seeks a high total return in the form   Brighthouse Investment Advisers, LLC
 Allocation Portfolio                 of income and growth of capital, with
                                      a greater emphasis on income.

                PORTFOLIO                            INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------------- ----------------------------------------- ------------------------------------------
Brighthouse Asset Allocation 100          Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Franklin Low Duration         Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Total Return Portfolio                   while seeking preservation of             Subadviser: Franklin Advisers, Inc.
                                          shareholders' capital.
Brighthouse/Wellington Large Cap          Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Research Portfolio                                                                 Subadviser: Wellington Management
                                                                                    Company LLP
Clarion Global Real Estate Portfolio      Seeks total return through investment     Brighthouse Investment Advisers, LLC
                                          in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                          both capital appreciation and current     LLC
                                          income.
ClearBridge Aggressive Growth             Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: ClearBridge Investments,
                                                                                    LLC
Harris Oakmark International              Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Harris Associates L.P.
Invesco Small Cap Growth Portfolio        Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Markets              Seeks high total investment return        Brighthouse Investment Advisers, LLC
 Portfolio                                through a combination of capital          Subadviser: Loomis, Sayles &
                                          appreciation and income.                  Company, L.P.
MFS(R) Research International Portfolio   Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Morgan Stanley Mid Cap Growth             Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Morgan Stanley
                                                                                    Investment Management Inc.
Oppenheimer Global Equity Portfolio       Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond            Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio                                consistent with preservation of capital   Subadviser: Pacific Investment
                                          and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio              Seeks maximum total return,               Brighthouse Investment Advisers, LLC
                                          consistent with the preservation of       Subadviser: Pacific Investment
                                          capital and prudent investment            Management Company LLC
                                          management.
SSGA Growth and Income ETF                Seeks growth of capital and income.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: SSGA Funds
                                                                                    Management, Inc.
SSGA Growth ETF Portfolio                 Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: SSGA Funds
                                                                                    Management, Inc.
T. Rowe Price Mid Cap Growth              Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Victory Sycamore Mid Cap Value            Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio                                equity securities of mid-sized            Subadviser: Victory Capital
                                          companies.                                Management Inc.

              PORTFOLIO                         INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
------------------------------------- ---------------------------------------- ------------------------------------------
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock   Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: Baillie Gifford Overseas
                                                                               Limited
BlackRock Bond Income Portfolio       Seeks a competitive total return         Brighthouse Investment Advisers, LLC
                                      primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                      fixed-income securities.
BlackRock Capital Appreciation        Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20       Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
 Portfolio                            with growth of capital as a secondary
                                      objective.
Brighthouse Asset Allocation 40       Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio                            income and growth of capital, with a
                                      greater emphasis on income.
Brighthouse Asset Allocation 60       Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio                            of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
Brighthouse Asset Allocation 80       Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Artisan Mid Cap Value     Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: Artisan Partners Limited
                                                                               Partnership
Brighthouse/Wellington Balanced       Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio                            with some current income.                Subadviser: Wellington Management
                                                                               Company LLP
Brighthouse/Wellington Core Equity    Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio              income over time and, secondarily,       Subadviser: Wellington Management
                                      long-term capital appreciation and       Company LLP
                                      current income.
Frontier Mid Cap Growth Portfolio     Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Frontier Capital
                                                                               Management Company, LLC
Jennison Growth Portfolio             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core          Seeks long-term capital growth from      Brighthouse Investment Advisers, LLC
 Portfolio                            investments in common stocks or          Subadviser: Loomis, Sayles &
                                      other equity securities.                 Company, L.P.
Loomis Sayles Small Cap Growth        Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: Loomis, Sayles &
                                                                               Company, L.P.
MetLife Aggregate Bond Index          Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio                            Bloomberg Barclays U.S. Aggregate        Subadviser: MetLife Investment
                                      Bond Index.                              Advisors, LLC
MetLife Mid Cap Stock Index           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio                            Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                      Composite Stock Price Index.             Advisors, LLC

                PORTFOLIO                            INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------------- ----------------------------------------- ------------------------------------------
MetLife MSCI EAFE(R) Index Portfolio      Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
                                          MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                    Advisors, LLC
MetLife Russell 2000(R) Index Portfolio   Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
                                          Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                    Advisors, LLC
MetLife Stock Index Portfolio             Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
                                          Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                          Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio             Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                          investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio+                   Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio                    Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis Portfolio        Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
                                          principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth            Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth            Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic        Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio             consistent with preservation of           Subadviser: Western Asset
                                          capital.                                  Management Company
Western Asset Management                  Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio                consistent with preservation of capital   Subadviser: Western Asset
                                          and maintenance of liquidity.             Management Company
CALVERT FUND
Calvert VP SRI Balanced Portfolio         Seeks to achieve a competitive total      Calvert Research and Management
                                          return through an actively managed
                                          portfolio of stocks, bonds and money
                                          market instruments which offer
                                          income and capital growth
                                          opportunity.
Calvert VP SRI Mid Cap Portfolio          Seeks to provide long-term capital        Calvert Research and Management
                                          appreciation by investing primarily in
                                          a portfolio of the equity securities of
                                          mid-sized companies that are
                                          undervalued but demonstrate a
                                          potential for growth.

            PORTFOLIO                       INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
--------------------------------- ---------------------------------------- ------------------------------------------
FIDELITY(R) VIP FUNDS
Equity-Income Portfolio           Seeks reasonable income. The fund        Fidelity Management & Research
                                  will also consider the potential for     Company
                                  capital appreciation. The fund's goal    Subadviser: FMR Co., Inc.
                                  is to achieve a yield which exceeds
                                  the composite yield on the securities
                                  comprising the S&P 500(R) Index.
Freedom 2020 Portfolio            Seeks high total return with a           Fidelity Management & Research
                                  secondary objective of principal         Company
                                  preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                  its target date and beyond.
Freedom 2025 Portfolio            Seeks high total return with a           Fidelity Management & Research
                                  secondary objective of principal         Company
                                  preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                  its target date and beyond.
Freedom 2030 Portfolio            Seeks high total return with a           Fidelity Management & Research
                                  secondary objective of principal         Company
                                  preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                  its target date and beyond.
Freedom 2035 Portfolio            Seeks high total return with a           Fidelity Management & Research
                                  secondary objective of principal         Company
                                  preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                  its target date and beyond.
Freedom 2040 Portfolio            Seeks high total return with a           Fidelity Management & Research
                                  secondary objective of principal         Company
                                  preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                  its target date and beyond.
Freedom 2045 Portfolio            Seeks high total return with a           Fidelity Management & Research
                                  secondary objective of principal         Company
                                  preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                  its target date and beyond.
Freedom 2050 Portfolio            Seeks high total return with a           Fidelity Management & Research
                                  secondary objective of principal         Company
                                  preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                  its target date and beyond.
Growth Portfolio                  Seeks to achieve capital appreciation.   Fidelity Management & Research
                                                                           Company
                                                                           Subadviser: FMR Co., Inc.
Investment Grade Bond Portfolio   Seeks as high a level of current         Fidelity Management & Research
                                  income as is consistent with the         Company
                                  preservation of capital.                 Subadviser: Fidelity Investments
                                                                           Money Management, Inc.



++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Portfolios have been subject to a change. Please see Appendix C --"Additional Information Regarding the Portfolios."


INVESTMENT CHOICES WHICH ARE FUND OF FUNDS



The following Portfolios available within Brighthouse Trust I and Brighthouse Trust II are "fund of funds":


Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio

"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The Contract or other correspondence we provide You will indicate the Divisions that are available to You. Your investment choices may be limited because:

   o Your employer, association or other group contract holder limits the available Divisions.

   o   We have restricted the available Divisions.

   o   Some of the Divisions are not approved in your state.

The Divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of Brighthouse Trust I, Brighthouse Trust II, Calvert Fund, Fidelity(R) VIP Funds and American Funds(R) Portfolios are made available only through various insurance company annuities and life insurance policies.

Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds and American Funds(R) are each a "series" type fund registered with the SEC as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of Brighthouse Trust I and Brighthouse Trust II pay Brighthouse Investment Advisers, LLC a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. The Portfolios of the Calvert Fund pay Calvert Asset Management Company, Inc. a monthly fee for its services as their investment manager. Similarly, the Portfolios of the Fidelity(R) VIP Funds pay Fidelity Management & Research Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds and American Funds(R).

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS


An investment manager or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") where MetLife, Inc. retained an ownership interest of 19.2% non-voting common stock outstanding of Brighthouse Financial, Inc. Brighthouse subsidiaries include Brighthouse Investment Advisers, LLC, which serves as the investment adviser for the Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and Our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby we receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. As of December 31, 2017, approximately 85% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.


Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in each Portfolio's prospectus. (See the Fee Table and "Who Sells the Deferred Annuities and Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment return.


PORTFOLIO SELECTION


We select the Portfolios offered through the Contracts based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment manager are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.




                               DEFERRED ANNUITIES
--------------------------------------------------------------------------------
This Prospectus describes the following Deferred Annuities under which You can accumulate money:

Financial Freedom Account:
o    TSA (Tax Sheltered Annuity)
o    403(a) (Qualified annuity plans under Section 403(a))
o    Non-Qualified (for certain deferred arrangements and plans)

Enhanced Preference Plus Account:
o    TSA (Tax Sheltered Annuity)
o    403(a) (Qualified annuity plans under Section 403(a))
o    PEDC (Public Employee Deferred Compensation)
o    Traditional IRA (Individual Retirement Annuities)
o    Non-Qualified
o    Non-Qualified (for certain deferred arrangements and plans)

These Non-Qualified Deferred Annuities (for certain deferred arrangements and plans) include Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(e)(11) severance and death benefits plans, and for Financial Freedom Deferred Annuities only, Section 415(m) qualified governmental excess benefit arrangements. The Non-Qualified Deferred Annuities for Section 457(e)(11) severance and death benefit plans have special tax risks. We no longer offer
Section 457(e)(11) severance and death benefit plans but will accept purchase payments for those already issued.


In general under these types of non-qualified deferred compensation arrangements, all assets under the plan (including the Contract) are owned by the employer (or a trust subject to the claims of the employer's creditors). Participants may be permitted, if authorized under the plan, to make certain "deemed" investment choices and allocations. However, the entire interest under the Contract remains the property of the employer and any Account Values thereunder are maintained solely for accounting purposes under the plan.


These Deferred Annuities are issued to a group. You are then a participant under the group's Deferred Annuity. Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:


   o Allocated (your Account Value records are kept for You as an individual); or

   o Unallocated (Account Value records are kept for a plan or group as a whole).



THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN


If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Value. Also, the Deferred Annuity may require that You or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.



403(B) PLAN TERMINATIONS

Upon a 403(b) plan termination, your employer is required to distribute your plan benefits under the Contract to You. Your employer may permit You to receive your distribution of your 403(b) plan benefit in cash or in the form of the Contract.

If You elect to receive your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable Early Withdrawal Charges. Outstanding loans will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See "Income Taxes.") Early Withdrawal Charges will be waived if the net distribution is made under the exceptions listed in the "When No Early Withdrawal Charge Applies" section of the Prospectus. However, if your employer chooses to distribute cash as the default option, your employer may not give You the opportunity to instruct MetLife to make, at a minimum, a direct transfer to another funding option or annuity contract issued by us or one of our affiliates, which may avoid an Early Withdrawal Charge. In that case, You will receive the net cash distribution, less any applicable Early Withdrawal Charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in the form of the Contract, we will continue to administer the Contract according to its terms. However in that case, You may not make any additional purchase payments or take any loans. In addition, MetLife will rely on You to provide certain information that would otherwise be provided to MetLife by the employer or plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of the Contract as a default option when that Contract is an investment vehicle for a TSA ERISA plan.


OTHER PLAN TERMINATIONS


Upon termination of a retirement plan that is not a Section 403(b) plan, your employer is generally required to distribute your plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable Early Withdrawal Charges. Outstanding loans, if available will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition, your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See "Income Taxes.") Early Withdrawal Charges will be waived if the net distribution is made under the exceptions listed in the "Early Withdrawal Charges" section of the prospectus. However, your employer may not give You the opportunity to instruct MetLife to make, at a minimum, a direct transfer to another funding option or annuity contract issued by us or one of our affiliates which may avoid a withdrawal charge. In that case, You will receive the net cash distribution, less any applicable Early Withdrawal Charge and withholding.



AUTOMATED INVESTMENT STRATEGIES

There are five automated investment strategies available to You for Enhanced Deferred Annuities. We created these investment strategies to help You manage your money. You decide if one is appropriate for You based upon your risk tolerance and savings goals. The Equity Generator is the only investment strategy available for Financial Freedom Deferred Annuities. These investment strategies are available to You without any additional charges. As with any investment program, no strategy can guarantee a gain -- You can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.


The Allocator, the Equalizer and the Index Selector are not available to all Enhanced Deferred Annuities. Certain administrative platforms may have an alternative dollar cost averaging program that permits an amount to be transferred from any Division to one or more different Divisions on a monthly, quarterly, semi-annual or annual basis. Certain administrative platforms may have an alternative rebalancing program that permits rebalancing on a one-time, quarterly, semi-annually or annual basis. Your enrollment form will indicate if any of the automated investment strategies or the alternative dollar cost averaging program and the alternative rebalancing program is available under Your Contract.

THE EQUITY GENERATOR(R): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division, based on your selection. If your Fixed Interest Account Value at the time of a scheduled transfer is zero, this strategy is automatically discontinued.


Certain administrative platforms may allow an amount equal to the interest earned in the Fixed Interest Account to be transferred quarterly to the MetLife Stock Index Division.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and You never request allocation changes or transfers, You will not pay more in Early Withdrawal Charges than your Contract earns. Early Withdrawal Charges may be taken from any of your earnings.

THE EQUALIZERSM: You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. Each quarter, amounts are transferred between the Fixed Interest Account and your chosen Division to make the value of each equal. For example, if You choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(R): You select a specific asset allocation for your entire Account Value from among the Divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Value in each option back to your original allocation. In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.

THE INDEX SELECTOR(R): You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account Value is allocated among the MetLife Aggregate Bond Index, MetLife Stock Index, MetLife MSCI EAFE(R) Index, MetLife Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account. Each quarter, the percentage in each of these Divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the Divisions and the Fixed Interest Account.

In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.


We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative (where applicable).

You may choose another Index Selector(R) strategy or terminate your Index Selector(R) strategy at any time. If You choose another Index Selector(R) strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to select the Index Selector(R) strategy again, You must select from the asset allocation models available at that time.


THE ALLOCATORSM: Each month, a dollar amount You choose is transferred from the Fixed Interest Account to any of the Divisions You choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account Value is exhausted, this strategy is automatically discontinued.


The Equity Generator(R) and the Allocator(SM) are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You wish to continue the strategy through periods of fluctuating prices.

We may terminate all transactions under any automated investment strategy, depending on your administrative platform, upon notification of your death.


PURCHASE PAYMENTS

There is no minimum purchase payment.

For Non-Qualified Deferred Annuities for certain deferred arrangements or plans (except those for Section 415(m) arrangements), we may require that each purchase payment be at least $2,000. In addition, we may require that your total purchase payments must be at least $15,000 for the first Contract Year and at least $5,000 each subsequent Contract Year.

Unless limited by tax law, You may continue to make purchase payments under Enhanced Deferred Annuities while You receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, salary reduction or salary deduction. You may make purchase payments to your Deferred Annuity whenever You choose, up to the date You begin receiving payments from a pay-out option.

In the case of TSA Deferred Annuity money being transferred from a fixed account of another insurance company where You did not have access to your money because the company was being rehabilitated or liquidated, we may add additional money to the amount transferred to us to reflect the earlier lack of access.


PURCHASE PAYMENTS -- SECTION 403(B) PLANS


The Internal Revenue Service ("IRS") announced regulations affecting Section 403(b) plans and arrangements which were generally effective January 1, 2009. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under Section 403(b) under certain conditions (so-called "90-24 transfers"). The regulations have the following effect regarding transfers: (1) an issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this employer requirement.


In consideration of these regulations, we have determined only to make available the Contract for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract.

If your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into your Contract, we urge You to consult with your tax adviser prior to making additional purchase payments.


ALLOCATION OF PURCHASE PAYMENTS


You decide how your money is allocated among the Fixed Interest Account and the Divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

If You choose to make an allocation to the asset allocation Divisions with your initial purchase payment, 100% of your allocation to the investment choices must be to only one of the asset allocation Divisions. After the initial purchase payment has been made, You may allocate subsequent purchase payments or make transfers from any asset allocation Division to any investment choice or to one or more of the asset allocation Divisions. We reserve the right to make certain changes to the Divisions. (See "Your Investment Choices -- Portfolio Selection.")



LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

   o   Federal tax laws;

   o Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling You in writing at least 90 days in advance;

   o Regulatory requirements. For example, if You reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after You have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to You after You turn age 60; or after You turn age 63, if the Deferred Annuity was issued before You were age 61 (except under the Enhanced PEDC Deferred Annuity);

   o Retirement, for certain Deferred Annuities. You may no longer make purchase payments if You retire;

   o   Leaving your job (for TSA and 403(a) Deferred Annuities);

   o   A withdrawal based on your leaving your job; and

   o Receiving systematic termination payments (described later) from both the Separate Account and the Fixed Interest Account.

THE VALUE OF YOUR INVESTMENT


Accumulation Units are credited to You when You make purchase payments or transfers into a Division. When You withdraw or transfer money from a Division, Accumulation Units are liquidated. We determine the number of Accumulation Units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each Division:


   o First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

   o Finally, we multiply the previous Accumulation Unit Value by this result.


EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS


Assume You make a purchase payment of $500 into one Division and that Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 Accumulation Units.




  $500
------
          =   50 Accumulation Units
   $10


CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

           $10.00 x .95 = $9.50 is the new Accumulation Unit Value


TRANSFERS


You may make tax-free transfers between Divisions or between the Divisions and the Fixed Interest Account. Such transfers are free of any Early Withdrawal Charges to You, except under certain Financial Freedom Deferred Annuities where You may incur Early Withdrawal Charges, if applicable, for money transferred from the Fixed Interest Account to the Divisions. Some additional restrictions may also apply to transfers from the Fixed Interest Account to the Divisions. For us to process a transfer, You must tell us:


   o   The percentage or dollar amount of the transfer;


   o The Divisions (or Fixed Interest Account) from which You want the money to be transferred;

   o The Divisions (or Fixed Interest Account) to which You want the money to be transferred; and


   o Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.


For additional transfer restrictions (see "General Information -- Valuation -- Suspension of Payments").


WE MAY REQUIRE YOU TO:

   o   Use our forms;

   o Maintain a minimum Account Value (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or


   o Transfer a minimum amount if the transfer is in connection with the Allocator.


RESTRICTIONS ON TRANSFERS



RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios. In addition, as described below, we intend to treat all American Funds(R) as Monitored Portfolios. We monitor transfer/reallocation activity in the following Monitored Portfolios:


     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their Portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds(R) restrictions. There is no guarantee that this process will detect all contract holders whose transfer/reallication activity in the American Funds(R) Portfolios violates this monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.

Your third-party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitations and may change from time to time as those systems are upgraded.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



ACCESS TO YOUR MONEY


You may withdraw either all or part of your Account Value from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Value, if less). To process your request, we need the following information:


   o   The percentage or dollar amount of the withdrawal; and


   o The Divisions (or Fixed Interest Account) from which You want the money to be withdrawn.


Your withdrawal may be subject to income taxes, tax penalties and Early Withdrawal Charges.

Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


You may submit a written withdrawal request, which must be received at your Administrative Office on or before the date the pay-out phase begins, that indicates that the withdrawal should be processed as of the date the pay-out phase begins, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit Value calculated as of the date the pay-out phase begins.



ACCOUNT REDUCTION LOANS


We may administer loan programs made available through plans or group arrangements on an account reduction basis for certain Deferred Annuities. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Division and the Fixed Interest Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated to the Divisions and the Fixed Interest Account in the same percentages as your current investment election for contributions. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



SYSTEMATIC WITHDRAWAL PROGRAM FOR ENHANCED TSA AND IRA AND FINANCIAL FREEDOM TSA AND 403(A) DEFERRED ANNUITIES

If we agree and if approved in your state for Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities, You may choose to automatically withdraw a specific dollar amount or a percentage of your Account Value each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Early Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. For the Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities, if You elect to receive payments through this program, You must have no loan outstanding from the Fixed Interest Account and You must either be 59 1/2 years old or have left your job. Tax law generally prohibits withdrawals from Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities before You reach 59 1/2. Your Account Value will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments You would receive from a Deferred Annuity pay-out option or under an Income Annuity.

If You elect to withdraw a dollar amount, we will pay You the same dollar amount each Contract Year. If You elect to withdraw a percentage of your Account Value, each Contract Year, we recalculate the amount You will receive based on your new Account Value.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Divisions in which You have an Account Value.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If You choose to receive a percentage of your Account Value, we will determine the amount payable on the date these payments begin. When You first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if You select to receive payments on a monthly basis with the percentage of your Account Value You request equaling $12,000, and there are six months left in the Contract Year, we will pay You $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay You over the Contract Year either the amount that You chose or an amount equal to the percentage of your Account Value You chose. For example, if You select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Value equals $12,000 at the start of a Contract Year, we will pay You $1,000 a month.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Divisions in which You then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in Good Order at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should request payment by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month on the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made at any time. If You make any of these changes, we will treat your request as though You were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at your Administrative Office at least 30 days in advance.

Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us at your Administrative Office. We may also terminate your participation in the program, depending on your administrative platform, upon notification of your death.

Systematic Withdrawal Program payments may be subject to an Early Withdrawal Charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When You first elect the program, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Value your Systematic Withdrawal

Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the Early Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

Although Early Withdrawal Charges do not apply to Systematic Withdrawal Program payments from your Separate Account Value, Early Withdrawal Charges may apply to Systematic Withdrawal Program payments from your Fixed Interest Account Value.


Participation in the Systematic Withdrawal Program is subject to our administrative procedures.


MINIMUM DISTRIBUTION


In order for You to comply with certain tax law provisions, You may be required to take money out of your Deferred Annuity. Rather than receiving your required minimum distribution in one annual lump-sum payment, You may request that we pay it to You in installments throughout the calendar year. However, we may require that You maintain a certain Account Value at the time You request these payments. We may terminate your participation in the program, depending on your administrative platform, upon notification of your death.



ANNUAL CONTRACT FEE

There is no Separate Account Annual Contract Fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year.


ACCOUNT REDUCTION LOAN FEES


We may make available account reduction loans. If your plan or group of which You are a participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 account reduction loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Division and the Fixed Interest Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.



CHARGES


There are two types of charges You pay while You have money in a Division:


   o   Insurance-related charge (or Separate Account charge), and

   o   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Early Withdrawal Charge may not fully cover all of the sales and deduction expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Contract charges.


The Separate Account charge You pay will not reduce the number of Accumulation Units credited to You. Instead, we deduct the charge as part of the calculation of the Accumulation Unit Value.



INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 0.95% annually of the average value of the amount You have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity. MetLife guarantees that the Separate Account insurance-related charge will not increase while You have this Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your "pay-in" phase is larger than your Account Value. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).



INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on which Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES


Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Values and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Values or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.


Premium taxes, if applicable, depend on the Deferred Annuity You purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Value, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


We reserve the right to deduct from the Deferred Annuity for any income taxes which we incur because of the Deferred Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Deferred Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Deferred Annuity, and in that event we may deduct such tax from the Deferred Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.


EARLY WITHDRAWAL CHARGES FOR TSA, 403(A), NON-QUALIFIED, PEDC AND IRA ENHANCED DEFERRED ANNUITIES


An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within seven years of when they were credited to your Deferred Annuity. The Early Withdrawal Charge does not apply in certain situations or upon the occurrence of certain events or circumstances. To determine the Early Withdrawal Charge for the TSA, 403(a), Non-Qualified, PEDC and IRA Enhanced Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or Divisions from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an Early Withdrawal Charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the Early Withdrawal Charge, we will then withdraw it from the Fixed Interest Account and the Divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. However, if the Early Withdrawal Charge is greater than the available purchase payments, then we will take the Early Withdrawal Charges, in whole or in part, from your earnings. For Financial Freedom and certain Non-Qualified Enhanced Deferred Annuities, Early Withdrawal Charges do not apply to the Separate Account. However, these charges may apply to withdrawals from the Fixed Interest Account and to transfers from the Fixed Interest Account into the Divisions.


For partial withdrawals, the Early Withdrawal Charge is determined by dividing the amount that is subject to the Early Withdrawal Charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the Early Withdrawal Charge. We will treat your request as a request for a full withdrawal if your Account Value is not sufficient to pay both the requested withdrawal and the Early Withdrawal Charge.


For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an Early Withdrawal Charge and pay You the rest.

The Early Withdrawal Charge on purchase payments withdrawn is as follows:


 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     7%
               2                     6%
               3                     5%
               4                     4%
               5                     3%
               6                     2%
               7                     1%
           8 & Later                 0%

The Early Withdrawal Charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of Early Withdrawal Charges we collect. However, we believe that our sales costs may exceed the Early Withdrawal Charges we collect. If so, we will pay the difference out of our general profits.

Because of the reduced sales costs for certain Enhanced Deferred Annuities, there are no Early Withdrawal Charges.

For certain deferred arrangements and plans, You pay no Early Withdrawal Charges on withdrawals from Financial Freedom Deferred Annuities and Non-Qualified Enhanced Deferred Annuities.


WHEN NO EARLY WITHDRAWAL CHARGE APPLIES FOR TSA, 403(A), NON-QUALIFIED, PEDC AND IRA ENHANCED DEFERRED ANNUITIES

In some cases, we will not charge You the Early Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet one of the conditions listed below.

You do not pay an Early Withdrawal Charge:


   o On transfers You make within your Deferred Annuity among Divisions and transfers to or from the Fixed Interest Account.


   o   On withdrawals of purchase payments You made over seven years ago.

   o If You choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

   o If You die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.


   o If your Contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the Contract, that portion of the Account Value that equals the "step up" portion of the death benefit.



   o If You withdraw up to 20% (10% for certain TSA Enhanced Deferred Annuities) of your Account Value each Contract Year. This 20% (or 10%) total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time You make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 20% (or 10%) will You have to pay Early Withdrawal Charges.


   o If the withdrawal is required for You to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity, for purposes of this exception, we will treat the Contract as if it were your only account subject to the minimum distribution rules. This exception does not apply if You have a Non-Qualified Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Code.

   o Systematic Termination. For all Deferred Annuities except certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities, if the Contract is terminated, You may withdraw your total Account Value without an Early Withdrawal Charge when the Account Value is paid in annual installments based on the following percentages of your Account Value for that year's withdrawal:



 CONTRACT YEAR     PERCENTAGE
---------------   -----------
       1*             20%
       2              25%
       3            33 1/3%
       4              50%
       5           remainder

       ------------
      *     Less that Contract Year's withdrawals.


       Any money You withdraw in excess of these percentages in any Contract Year will be subject to Early Withdrawal Charges. You may stop the systematic termination of the Contract. If You ask to restart systematic termination, You begin at the beginning of the schedule listed above.

   o If You are disabled and request a total withdrawal. Disability is defined in the Federal Social Security Act.

   o   If You retire:

       o For certain Enhanced TSA Deferred Annuities, if You have also participated for at least 10 consecutive years. This does not apply for withdrawals of money transferred into the Contract from other investment vehicles on a tax-free basis (plus earnings on such amounts). Participated for at least 10 consecutive years means that your Contract must have been in existence for 10 years prior to the requested withdrawal.

       o For the Non-Qualified and certain PEDC Deferred Annuities, if You retire.

       o For certain TSA, PEDC and 403(a) Enhanced Deferred Annuities, if You also have participated for at least 10 consecutive years unless You retire according to the definition of retirement stated in your plan. Participated for at least 10 consecutive years means that your Contract must have been in existence for 10 years prior to the requested withdrawal.

   o If your plan provides payment on account of hardship and You suffer from an unforeseen hardship. (Except for certain TSA, 403(a), Non-Qualified and IRA Enhanced Deferred Annuities.) For certain TSA Enhanced Deferred Annuities, You must only have suffered an unforeseen hardship.

   o If You leave your job with the employer that bought the Deferred Annuity. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

   o If your plan terminates and the withdrawal is transferred into another annuity contract we issue. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)


   o If You make a direct transfer to other investment vehicles we have pre-approved. (Except for certain Non-Qualified and IRA Enhanced Deferred Annuities.)


   o If You withdraw money under a plan provision which we have pre-approved. (Except for certain TSA, Non-Qualified, PEDC and IRA Enhanced Deferred Annuities.)

   o If the plan or group of which You are a participant or member permits account reduction loans, You take an account reduction loan and the withdrawal consists of these account reduction loan amounts.

   o If You have transferred money which is not subject to a withdrawal charge (because You have satisfied contractual provisions for a withdrawal without the imposition of a Contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.

   o If permitted in your state, except for Non-Qualified and IRA Deferred Annuities, if You make a direct transfer to another funding option or annuity contract issued by us or one of our affiliates and we agree.

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If You transferred money from certain eligible MetLife contracts into a Deferred Annuity, You may have different Early Withdrawal Charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.

   o   Amounts transferred before January 1, 1996:


       We credit your transfer amounts with the time You held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges (determined as previously described) for transferred amounts from your original
       Contract:



 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     5%
               2                     4%
               3                     3%
               4                     2%
               5                     1%
         6 and Beyond                0%

   o   Amounts transferred on or after January 1, 1996:


       o For certain Contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges for transferred amounts from your original
           Contract:



 AFTER THE TRANSFER     PERCENTAGE
--------------------   -----------
          1                5%
          2                4%
          3                3%
          4                2%
          5                1%
    6 and Beyond           0%


       o If we issued the other Contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other Contract as if they were made under the Deferred Annuity as of the date we received them under that Contract.



   o Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time You held them under your original Contract.

DIVORCE. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.



FREE LOOK


You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).

DEATH BENEFIT


One of the insurance guarantees we provide You under your Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies) under the following Deferred
Annuitites:

   o   Enhanced TSA

   o   Enhanced Non-Qualified

   o   Enhanced 403(a)

   o   Enhanced Traditional IRA

   o   Financial Freedom TSA

   o   Financial Freedom 403(a)

For the following Deferred Annuities the trustee receives the death benefit:

   o   Non-Qualified Deferred Annuity for

       o   Section 457(f) deferred compensation plan

       o   Section 451 deferred fee arrangements

       o   Section 451 deferred compensation plans

       o   Section 457(e)(11) severance and death benefit plans

       o   Section 415(m) qualified governmental excess benefit arrangements

   o For PEDC Deferred Annuities, the employer or trustee receives the death benefit.

The death benefit your beneficiary receives will be the greatest of:


   o   Your Account Value;



   o Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or


   o The total of all of your purchase payments less any partial withdrawals (including any applicable Early Withdrawal Charge).

In each case, we deduct the amount of any outstanding loans from the death benefit.

The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If we are notified of your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we may cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method.


Until the beneficiary (or each beneficiary if there are multiple beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk.

Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Value in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions until each of the other beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take the payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.


If permitted in the Contract, if the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities and continue the Contract under the terms and conditions of the Contract that applied prior to the Owner's death, with certain exceptions described in the Contract. In that case, the Account Value will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in a Division and the Fixed Interest Account as each bears to the total Account Value.) If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Value as of December 31 following the end of the fifth Contract Year and every other five-year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable Early Withdrawal Charges will be assessed against future withdrawals.


There is no death benefit after the pay-out phase begins, however, depending on the pay-out option you select, any remaining guarantee will be paid to your beneficiary.


TOTAL CONTROL ACCOUNT

The beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


PAY-OUT OPTIONS (OR INCOME OPTIONS)


You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Value (less any premium taxes, outstanding loans and applicable Contract fees), then we apply the net amount to the option. (See "Income Taxes" for a discussion of partial annuitization.) You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. We are currently waiving this fee. The variable pay-out option may not be available in all states.


When considering a pay-out option, You should think about whether You want:

   o Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

   o   A fixed dollar payment or a variable payment; and

   o   A refund feature.


Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which You will receive your income payments. If You do not tell us otherwise, your Fixed Interest Account Value will be used to provide a Fixed Income Option and your Separate Account Value will be used to provide a variable pay-out income option.

You can change or extend the date income payments begin at any time before the date specified in the Contract with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.

Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase.



                                INCOME ANNUITIES
--------------------------------------------------------------------------------

Income Annuities provide You with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, You may receive your payments on a monthly, quarterly, semi-annual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that You begin receiving payments immediately or You can apply the Account Value of your Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, You may defer receiving payments from us for one year after You have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.


We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If You annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

Using proceeds from the following types of arrangements, You may purchase Income Annuities to receive immediate payments:

Financial Freedom Account:
o    TSA
o    403(a)
o    Non-Qualified (for certain deferred arrangements and plans)

Enhanced Preference Plus Account:
o    TSA
o    403(a)
o    PEDC
o    Traditional IRA
o    Non-Qualified
o    Non-Qualified (for certain deferred arrangements and plans)

If You have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how You may be affected.


INCOME PAYMENT TYPES


Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when You decide to take a pay-out option or at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

   o Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

   o Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

   o Beneficiary: the person who receives continuing payments/or a lump sum payment if the Owner dies.


Many times, the Owner and the Annuitant are the same person.

When deciding how to receive income, consider:

   o   The amount of income You need;

   o   The amount You expect to receive from other sources;

   o   The growth potential of other investments; and

   o   How long You would like your income to last.


Your income payment amount will depend in large part on the type of income payment You choose. For example, if You select a "Lifetime Income Annuity for Two," your payments will typically be lower than if You select a "Lifetime Income Annuity." Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or Joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger. Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than those guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. Tax rules with respect to decedent Contracts may prohibit election of Lifetime Income for Two income types and/or may also prohibit payments for as long as the Owner's life in certain circumstances. The terms of your Contract will determine when your income payments start and the frequency with which You will receive your income payments. When You select an income type, it will apply to both fixed income payments and variable income payments.


We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations.

The following income payment types are available:


LIFETIME INCOME ANNUITY: A variable income that is paid as long as the Annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Owner of the annuity (or the beneficiary, if the Owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the Annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the Annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the Annuitant dies before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two Annuitants is living. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Owner of the annuity (or the beneficiary, if the Owner dies during the guarantee period) until the end of the guaranteed period. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either Annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both Annuitants die before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a Contract with this income payment type. If the Owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.



MINIMUM SIZE OF YOUR INCOME PAYMENT


Your initial income payment must be at least $50. If You live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to provide this minimum initial income payment.


ALLOCATION



You decide what portion of your income payment is allocated among the Fixed Income Option and the Divisions.



THE VALUE OF YOUR INCOME PAYMENTS


AMOUNT OF INCOME PAYMENTS


Variable income payments from a Division will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract fee), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains fixed for the duration of the Contract if no reallocations are made.


The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.


Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then-current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the Annuitant that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the Owner will be given the benefit of the higher rates.



ANNUITY UNITS


Annuity Units are credited to You when You make a purchase payment or make a reallocation into a Division. Before we determine the number of Annuity Units to credit to You, we reduce a purchase payment (but not a reallocation) by any premium taxes and the Contract fee, if applicable. We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to a Division) by the Annuity Unit Value on the date of the transaction. The result is the number of Annuity Units credited for that Division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When You reallocate an income payment from a Division, Annuity Units supporting that portion of your income payment in that Division are liquidated.

AIR

 Your income payments are determined by using the AIR to benchmark the investment experience of the Divisions You select. We currently offer a 3% and 4% AIR. Certain states may require a different AIR or a cap on what AIR may be chosen. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.


The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.



VALUATION


This is how we calculate the Annuity Unit Value for each Division:


   o First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

   o Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

   o   Finally, we multiply the previous Annuity Unit Value by this result.


REALLOCATIONS


You may make reallocations among the Divisions or from the Divisions to the Fixed Income Option. Once You reallocate your income payment into the Fixed Income Option You may not later reallocate amounts from the Fixed Income Option to the Divisions. If You reside in certain states You may be limited to four options (including the Fixed Interest Option).

Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the Divisions or other funds to generate your income payments.


Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange on that business day. All other reallocation requests in Good Order will be processed on the next business day.

For us to process a reallocation, You must tell us:

   o   The percentage of the income payment to be reallocated;


   o   The Divisions from which You want the income payment to be reallocated;
       and



   o The Divisions or Fixed Income Option (and the percentages allocated to each) to which You want the income payment to be reallocated.

When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.



   o First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;


   o Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

   o Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation; and

   o Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.


When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.


You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:


   o Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 + ($125 - $100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)



   o Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will also be made to the number of Annuity Units in both Divisions as well.)



RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios. In addition, as described below, we intend to treat all American Funds(R) as Monitored Portfolios. We monitor transfer/reallocation activity in the following Monitored Portfolios:


     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio

     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their Portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds(R) restrictions. There is no guarantee that this process will detect all contract holders whose transfer/reallication activity in the American Funds(R) Portfolios violates this monitoring policy.


Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.

Your third-party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitations and may change from time to time as those systems are upgraded.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



CONTRACT FEE

There is no Contract fee under the Income Annuities.


CHARGES


There are two types of charges You pay if You allocate any of your income payment to the Divisions:


   o   Insurance-related charge (or Separate Account charge); and

   o   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain Contract charges.


The Separate Account charge You pay will not reduce the number of Annuity Units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.



INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 0.95% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).


INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on the Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES


Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when You make the purchase payment.

Premium taxes, if applicable, depend on the Income Annuity You purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

We reserve the right to deduct from the Income Annuity for any income taxes which we incur because of the Income Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Income Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Income Annuity, and in that event we may deduct such tax from the Income Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.


FREE LOOK


You may cancel your Income Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The "free look" may also vary depending on your age and whether You purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payment or (ii) the value of your Accumulation Units as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).

If You do not cancel your Income Annuity during the "free-look" period, your decision to purchase the Income Annuity is irrevocable.

You do not have a "free look" if You are electing income payments in the pay-out phase of your Deferred Annuity.



                              GENERAL INFORMATION
--------------------------------------------------------------------------------
ADMINISTRATION


All transactions will be processed in the manner described below.


PURCHASE PAYMENTS


Send your purchase payments, by check, cashier's check or certified check made payable to "MetLife," to your Administrative Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments.


We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.


Purchase payments (including any portion of your Account Value under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in Good Order at your Administrative Office, except when they are received:


   o On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

   o   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.


We reserve the right to credit your initial purchase payment to You within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which You are a participant or member must identify You on their reports to us and tell us how your money should be allocated among the Divisions and the Fixed Interest Account/Fixed Income Option.



CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities and the Non-Qualified Financial Freedom Deferred Annuity for 415(m) qualified governmental excess benefit arrangements are confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit You to request transactions by mail and telephone. We make Internet access available to You for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.


If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an Owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.



BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to You include:


   o   Account Value


   o   Unit Values

   o   Current rates for the Fixed Interest Account

   o   Transfers

   o   Changes to investment strategies

   o   Changes in the allocation of future purchase payments.


Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at your Administrative Office to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



TELEPHONE AND COMPUTER SYSTEMS


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to your Administrative Office.


Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.

We are not responsible or liable for:

   o any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or

   o any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH


If we are notified of your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we may cancel the request. For example, if You request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint Annuitant or pay your beneficiary a refund.



ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA ("Employee Retirement Income Security Act of 1974") annuity Contracts to be abandoned after a period of inactivity of three to five years from the Contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary of the Contract Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7732 to make such changes.



MISSTATEMENT


We may require proof of age of the Annuitant, Owner, or beneficiary before making any payments under this Contract that are measured by the Annuitant's, Owner's, or beneficiary's life. If the age of the Annuitant, Owner, or beneficiary has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age.


Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any under payments.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing your requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as You and your Contract. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of your confidential information or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

THIRD PARTY REQUESTS


Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners, and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.



VALUATION -- SUSPENSION OF PAYMENTS


We separately determine the Accumulation Unit Value and Annuity Unit Value for each Division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.

When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of Annuity Units You receive on the next available Annuity Unit Value.


We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

   o rules of the SEC so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

   o   during any other period when the SEC by order so permits.


ADVERTISING PERFORMANCE


We periodically advertise the performance of the Divisions. You may get performance information from a variety of sources including your quarterly statements, your sales representative (where applicable), the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an Accumulation (or Annuity) Unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of Early Withdrawal Charges. Early Withdrawal Charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable Early Withdrawal Charges since the Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the Divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds and American Funds(R) Portfolios since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities or Income Annuities had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.


We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.


We may state performance for the Divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in Annuity Unit Value.


We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and the average of investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable Separate Account charge (rather than the maximum), as well as the Annuity Unit Values and the investment-related charge.

An illustration should not be relied upon as a guarantee of future results.

Historical performance information should not be relied on as a guarantee of future performance results.

Past performance is no guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and Early Withdrawal Charges.


CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY



We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity Owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:


   o   To operate the Separate Account in any form permitted by law.

   o To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations transactions permitted.


   o To transfer any assets in a Division to another Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Divisions in the Separate Account.



   o To substitute for the Portfolio shares in any Division, the shares of another class of Brighthouse Trust I, Brighthouse Trust II or the shares of another investment company or any other investment permitted by law.

   o To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.

   o To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.


If any changes result in a material change in the underlying investments of a Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.



VOTING RIGHTS


Based on our current view of applicable law, You have voting interests under your Deferred Annuity or Income Annuity concerning Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds or American Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.


You are entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements,
Section 451 deferred compensation plans, Section 457(e)(11) severance and death benefit plans and the TSA Deferred Annuity and Income Annuities under which the employer retains all rights, we will provide You with the number of copies of voting instruction soliciting materials that You request so that You may furnish such materials to participants who may give You voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.


There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners or Annuitants may control the outcome of a vote. Shares of Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds or American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:
The shares for which voting instructions are received; and

The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.


WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES


MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities and Income Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities and Income Annuities). MLIDC does not retain any fees under the Deferred Annuities and Income Annuities.


MLIDC's principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as well as the securities commissions in the states in which it operates, and is a member of the Financial Regulatory Industry Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Deferred Annuities are sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Deferred Annuities may also be sold through the mail, the Internet or by telephone.


There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities. MLIDC pays compensation based upon a "gross dealer concession" model. With respect to the Deferred Annuities, the gross dealer concession ranges from 0.75% to 3% of each purchase payment and, starting in the second Contract Year, 0.09% of the Account Value each year that the Contract is in force for servicing the Contract. With respect to Income Annuities, the gross dealer concession is 6% of the purchase payment and, starting in the second Contract Year, 0.18% of the amount available from which income payments are made for each year the Contract is in force for servicing the Income Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession credited upon an annuitization depends on several factors, including the number of years the Contract has been in force.



We may make payments to MLIDC that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for MLIDC's management team, advertising expenses, and other expenses of distributing the Contracts. MLIDC's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with MLIDC. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines directly from us or the distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to different compensation rates. Ask your sales representative (where applicable) for further information about what your sales representative (where applicable) and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.



From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market our variable annuity contracts. These organizations are compensated for their sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Values their members hold in the Contract. We also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



YOUR SPOUSE'S RIGHTS


If You received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney.

Any reference to "spouse" includes those persons who are married under state law, regardless of sex.


WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.


We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 36 consecutive months and your Account Value is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we cancel a Deferred Annuity issued in New York, we will return the full Account Value. In all other cases, You will receive an amount equal to what You would have received if You had requested a total withdrawal of your Account Value. Early Withdrawal Charges may apply.

We may cancel your Non-Qualified Deferred Annuity for Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans and Section 457(e)(11) severance and death benefit plans if we do not receive any purchase payments from You for 12 consecutive months and your Account Value is less than $15,000. Certain Deferred Annuities do not contain these cancellation provisions.


At our option, we may cancel certain TSA and PEDC Deferred Annuities if we determine that changes to your retirement plan would cause MetLife to pay more interest than we anticipated or to make more frequent payments than we anticipated in connection with the Fixed Interest Account. We may also cancel these Deferred Annuities, as legally permitted, if your retirement plan terminates or no longer qualifies as a tax sheltered arrangement. Also, the employer and MetLife may each cancel the Deferred Annuity upon 90 days notice to the other party.


We will not terminate any Contract where we keep records of your account if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if your plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Account Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.



SPECIAL CHARGES THAT APPLY IF YOUR RETIREMENT PLAN TERMINATES ITS DEFERRED ANNUITY OR TAKES OTHER ACTION


Under certain TSA Deferred Annuities, amounts equal to some or all of the early withdrawal charge imposed under a contract of another issuer in connection with the transfer of money into a TSA Deferred Annuity may be credited to your Account Value. If such amounts are credited to a TSA Deferred Annuity, special termination charges may be imposed. These charges may also apply if the plan introduces other funding vehicles provided by other carriers. Charges are not imposed on plan participants; but rather are absorbed by the Contract owner. Therefore, under the Contract, the participant will incur only the withdrawal charges, if applicable, otherwise discussed in this Prospectus. The charges to the PLAN are imposed on the amount initially transferred to MetLife for the first seven years according to the schedule in the following table:



 DURING CONTRACT YEAR     PERCENTAGE
----------------------   -----------
           1                5.6%
           2                5.0%
           3                4.5%
           4                4.0%
           5                3.0%
           6                2.0%
           7                1.0%
     8 and Beyond            0%

The charge to the plan, for partial withdrawals, is determined by multiplying the amount of the withdrawal that is subject to the charge by the applicable percentage shown above.

                                  INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


NON-QUALIFIED ANNUITY CONTRACTS


This discussion assumes the Contract is an annuity Contract for Federal income tax purposes, that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "qualified" contracts.


ACCUMULATION



Generally, an Owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payments or commutation. This deferral of taxation on accumulated value in the Contract is limited to Contracts owned by or held for the benefit of "natural persons." A Contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for the exclusive benefit of a natural person.

In contrast, a Contract owned or not treated as held by a "natural person," such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees, or otherwise is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION

If You take a withdrawal from your Contract, or surrender your Contract prior to the date You commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount You receive will be treated first as coming from earnings, if any (and thus subject to income tax), and then from your purchase payments (which are not subject to income tax). If the accumulated value is less than your purchase payments upon surrender of your Contract, You might be able to claim any unrecovered purchase payments on your Federal income tax return as a miscellaneous itemized deduction.

The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for "early" distribution if such withdrawal is taken prior to You reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:

   (a)        on account of your death or disability,

   (b) as part of a series of substantially equal periodic payments payable for your life (or joint life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary, or

   (c) under certain immediate income annuities providing for substantially equal payments made at least annually.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

TREATMENT OF SEPARATE ACCOUNT CHARGES

It is possible that at some future date the Internal Revenue Service ("IRS") may consider that Contract charges attributable to certain guaranteed death benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.

AGGREGATION


If You purchase two or more deferred annuity Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (See "Taxation of Payments in Annuity Form" below.)


EXCHANGES/TRANSFERS


The annuity Contract may be exchanged tax-free in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.

A transfer of ownership of the Contract, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner, may result in income or gift tax consequences to the Contract Owner. You should consult your tax adviser if You are considering such a transfer or assignment.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or income payments, whichever is applicable).

After your death, any death benefit determined under the Contract must be distributed in accordance with Section 72(s) of the Code. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.


If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner.

For Contracts owned by a non-natural person, the required distribution rules apply upon the death or change in the primary Annuitant. If there is more than one Annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of non-qualified Variable Annuity contracts have been considered to be the Owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Portfolios available and the flexibility of the Contract Owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the Owner of the Separate Account assets supporting the Contract.



TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the Contract in the form of an annuity are taxed differently depending on whether You select a fixed or variable payment option. For fixed annuity payments, payments are taxed as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The exclusion ratio is applied to each fixed annuity payment to determine the portion that is a non-taxable return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract is fully recovered. We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to You and the IRS.

Variable annuity payments are expected to fluctuate and the amount You may receive is uncertain. Variable annuity payments are taxable as ordinary income to the extent they exceed the portion of each annuity payment that is determined to be a non-taxable return of your investment in the Contract. The non-taxable return of your investment in the Contract is determined by dividing the investment in the Contract (with adjustment) by the number of years over which it is anticipated the annuity will be paid. In general, your investment in the Contract is recovered pro-rata over the expected payment period.


Once You have recovered the investment in the Contract, further annuity payments are fully taxable.

If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.

Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract as part of a long-term care contract a tax-free exchange.

If the Contract allows, You may elect to convert less than the full value of your Contract to an annuity form of pay-out (i.e., "partial annuitization.") In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract and the deferred portion. An exclusion ratio or excludable amount will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME

Federal tax law imposes a 3.8% Medicare tax on the lesser of:

   (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or

   (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S.

Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.

The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.


QUALIFIED ANNUITY CONTRACTS

INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation Plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.

ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.

TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.

WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan Contracts if the withdrawal occurs within the first 2 years of your participation in the plan.

These exceptions include withdrawals made:

   (a)        on account of your death or disability, or

   (b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.

ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. Federal tax law limits You to making only one rollover from an IRA to another IRA (or the same
IRA) in any 12 month period and the limit is applied across all the IRAs that You own. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that You participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.

Generally, a distribution may be eligible for rollover, but certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements,

   (b)        financial hardship, or

   (c)        for a period of ten or more years or for life.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.

DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).

If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the IRA is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner. If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.



REQUIRED MINIMUM DISTRIBUTIONS


Generally, You must begin receiving amounts from Your retirement plan by April 1 following the latter of:


   (a)        the calendar year in which You reach age 70 1/2; or


   (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.


Your required minimum distribution must be in Good Order and payment must be processed by MetLife prior to the due date (generally the calendar year or April 1st of the year after You reach age 70 1/2) in order to satisfy the requirement for the applicable tax year.


A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs). or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Account Value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES


In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

   (a) Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

   (b) Is exchanged to another permissible investment under your 403(b) plan;

   (c) Relates to contributions to an annuity contract that are not salary reduction elective deferrals , if your plan allows it;

   (d) Occurs after You die, leave your job or become disabled (as defined by the Code);

   (e) Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

   (f) Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

   (g)        Relates to rollover or after-tax contributions; or

   (h) Is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS

PURCHASE PAYMENTS

Traditional IRA purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after You attain age 70 1/2. Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.

Roth IRA purchase payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If You exceed purchase payment limits, You may be subject to a tax penalty.

WITHDRAWALS

If and to the extent that Traditional IRA purchase payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.

CONVERSION


Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.

A conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA made after January 1, 2018 cannot be recharacterized. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.

CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.

DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution of You are a resident of Puerto Rico.

ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.

                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

                                   APPENDIX A
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                          NON-QUALIFIED
                            QUALIFIED       DEFERRED
                            DEFERRED        ANNUITIES
                           AND INCOME      AND INCOME
                            ANNUITIES       ANNUITIES
                          ------------   --------------
California(1)..........      0.5%            2.35%
Florida(2).............      1.0%             1.0%
Maine(3)...............      0.0%             2.0%
Nevada(4)..............      0.0%             3.5%
Puerto Rico(5).........      1.0%             1.0%
South Dakota(6)........      0.0%            1.25%
West Virginia..........      1.0%             1.0%
Wyoming(4).............      0.0%             1.0%

------------
1 California applies the qualified tax rate to plans that qualify under the following Code Sections: 401(a), 403(b), 404, 408(b), and 501(a).

2 Annuity purchase payments are exempt from taxation provided the tax savings are passed back to the Contract Owners. Otherwise, they are taxable at 1%.

3  Maine applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 403(b), 404, 408, 457 and 501.
4 Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 404, 408, 457 and 501.

5 We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, Account Value, withdrawals, death benefits or income payments.


6 Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a Contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403(b), 404, 408, 457, and 501(a).

                                   APPENDIX B
--------------------------------------------------------------------------------
                     ACCUMULATION UNIT VALUES (IN DOLLARS)



This table shows fluctuations in the Accumulation Unit Values for Enhanced Preference Plus Deferred Annuities for each Division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).




                          0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                       NUMBER OF
                                                                                        BEGINNING OF                  ACCUMULATION
                                                                                            YEAR        END OF YEAR   UNITS END OF
                                                                                        ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2008    16.64          14.94              164
                                                                                2009    14.94          16.67              169
                                                                                2010    16.67          17.57              200
                                                                                2011    17.57          18.47              203
                                                                                2012    18.47          19.28              202
                                                                                2013    19.28          18.69              193
                                                                                2014    18.69          19.49              178
                                                                                2015    19.49          19.36              166
                                                                                2016    19.36          19.74              160
                                                                                2017    19.74          20.27              122
American Funds Global Small Capitalization Investment Division (Class 2)....... 2008    36.92          17.00              820
                                                                                2009    17.00          27.16              861
                                                                                2010    27.16          32.94              838
                                                                                2011    32.94          26.38              712
                                                                                2012    26.38          30.88              662
                                                                                2013    30.88          39.25              608
                                                                                2014    39.25          39.70              562
                                                                                2015    39.70          39.44              518
                                                                                2016    39.44          39.88              465
                                                                                2017    39.88          49.74              370
American Funds Growth Investment Division (Class 2)............................ 2008   196.86         109.26              286
                                                                                2009   109.26         150.89              304
                                                                                2010   150.89         177.40              304
                                                                                2011   177.40         168.23              285
                                                                                2012   168.23         196.45              257
                                                                                2013   196.45         253.20              239
                                                                                2014   253.20         272.16              217
                                                                                2015   272.16         288.09              196
                                                                                2016   288.09         312.45              175
                                                                                2017   312.45         397.09              141
American Funds Growth-Income Investment Division (Class 2)..................... 2008   133.79          82.37              337
                                                                                2009    82.37         107.09              328
                                                                                2010   107.09         118.21              311
                                                                                2011   118.21         114.96              290
                                                                                2012   114.96         133.78              271
                                                                                2013   133.78         176.93              248
                                                                                2014   176.93         193.91              235
                                                                                2015   193.91         194.88              209
                                                                                2016   194.88         215.28              181
                                                                                2017   215.28         261.00              144
American Funds(R) Balanced Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008    10.00           7.03               32
                                                                                2009     7.03           9.01               93
                                                                                2010     9.01          10.01              241
                                                                                2011    10.01           9.70              236
                                                                                2012     9.70          10.91              176
                                                                                2013    10.91          12.81              232
                                                                                2014    12.81          13.46              304
                                                                                2015    13.46          13.24              318
                                                                                2016    13.24          14.14              300
                                                                                2017    14.14          16.37              306
American Funds(R) Growth Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008     9.99           6.37               24
                                                                                2009     6.37           8.47               79
                                                                                2010     8.47           9.52              142
                                                                                2011     9.52           8.98              182
                                                                                2012     8.98          10.34              225
                                                                                2013    10.34          12.81              284
                                                                                2014    12.81          13.50              322
                                                                                2015    13.50          13.27              361
                                                                                2016    13.27          14.33              406
                                                                                2017    14.33          17.22              380

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
American Funds(R) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................... 2008   10.01           7.70                 23
                                                                               2009    7.70           9.42                 63
                                                                               2010    9.42          10.26                151
                                                                               2011   10.26          10.18                194
                                                                               2012   10.18          11.18                193
                                                                               2013   11.18          12.57                225
                                                                               2014   12.57          13.21                294
                                                                               2015   13.21          12.99                338
                                                                               2016   12.99          13.77                370
                                                                               2017   13.77          15.41                331
Baillie Gifford International Stock Investment Division (Class A)............. 2008   23.75          13.14              1,021
                                                                               2009   13.14          15.91                971
                                                                               2010   15.91          16.90                852
                                                                               2011   16.90          13.41                672
                                                                               2012   13.41          15.88                585
                                                                               2013   15.88          18.17                521
                                                                               2014   18.17          17.44                465
                                                                               2015   17.44          16.94                415
                                                                               2016   16.94          17.68                368
                                                                               2017   17.68          23.68                331
BlackRock Bond Income Investment Division (Class A)........................... 2008   52.26          49.99                394
                                                                               2009   49.99          54.21                367
                                                                               2010   54.21          58.18                355
                                                                               2011   58.18          61.42                309
                                                                               2012   61.42          65.44                287
                                                                               2013   65.44          64.32                257
                                                                               2014   64.32          68.24                247
                                                                               2015   68.24          67.99                224
                                                                               2016   67.99          69.46                195
                                                                               2017   69.46          71.63                146
BlackRock Capital Appreciation Investment Division (Class E).................. 2008   14.19           8.90                 89
                                                                               2009    8.90          12.05                125
                                                                               2010   12.05          14.28                156
                                                                               2011   14.28          12.87                173
                                                                               2012   12.87          14.55                160
                                                                               2013   14.55          19.33                135
                                                                               2014   19.33          20.82                134
                                                                               2015   20.82          21.88                141
                                                                               2016   21.88          21.67                114
                                                                               2017   21.67          28.70                106
BlackRock Capital Appreciation Investment Division (Class E) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class E) and
before that FI Large Cap Investment Division (Class E)) (5/1/2006)............ 2008   18.81          10.27                 14
                                                                               2009   10.27          10.72                  0
Brighthouse Asset Allocation 100 Investment Division (Class A) (formerly
MetLife Asset Allocation 100 Investment Division (Class A) and before that
MetLife Aggressive Allocation Investment Division (Class A)) (5/1/2005)....... 2008   13.20           7.80                526
                                                                               2009    7.80          10.20                723
                                                                               2010   10.20          11.71                938
                                                                               2011   11.71          12.73                  0
Brighthouse Asset Allocation 100 Investment Division (Class A) (formerly
MetLife Asset Allocation 100 Investment Division (Class A)) (5/2/2011)........ 2011   12.70          10.93                956
                                                                               2012   10.93          12.67              1,025
                                                                               2013   12.67          16.29              1,014
                                                                               2014   16.29          16.98              1,051
                                                                               2015   16.98          16.54              1,056
                                                                               2016   16.54          17.89              1,015
                                                                               2017   17.89          21.84                804
Brighthouse Asset Allocation 20 Investment Division (Class A) (formerly
MetLife Asset Allocation 20 Investment Division (Class A)) (5/1/2005)......... 2008   11.51           9.79                332
                                                                               2009    9.79          11.71                380
                                                                               2010   11.71          12.80                464
                                                                               2011   12.80          13.12                490
                                                                               2012   13.12          14.23                628
                                                                               2013   14.23          14.74                447
                                                                               2014   14.74          15.29                463
                                                                               2015   15.29          15.11                407
                                                                               2016   15.11          15.68                376
                                                                               2017   15.68          16.65                368

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Brighthouse Asset Allocation 40 Investment Division (Class A) (formerly
MetLife Asset Allocation 40 Investment Division (Class A)) (5/1/2005)......... 2008   11.96           9.31                529
                                                                               2009    9.31          11.44                691
                                                                               2010   11.44          12.67              1,045
                                                                               2011   12.67          12.71              1,289
                                                                               2012   12.71          14.07              1,481
                                                                               2013   14.07          15.49              1,576
                                                                               2014   15.49          16.14              1,771
                                                                               2015   16.14          15.86              1,651
                                                                               2016   15.86          16.71              1,225
                                                                               2017   16.71          18.38                859
Brighthouse Asset Allocation 60 Investment Division (Class A) (formerly
MetLife Asset Allocation 60 Investment Division (Class A)) (5/1/2005)......... 2008   12.42           8.80              1,718
                                                                               2009    8.80          11.06              2,113
                                                                               2010   11.06          12.44              2,409
                                                                               2011   12.44          12.18              2,647
                                                                               2012   12.18          13.69              3,048
                                                                               2013   13.69          16.04              3,373
                                                                               2014   16.04          16.74              3,493
                                                                               2015   16.74          16.41              3,531
                                                                               2016   16.41          17.47              3,253
                                                                               2017   17.47          19.90              2,676
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............ 2013   11.89          13.60                 27
                                                                               2014   13.60          13.57                  0
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A)) (5/1/2005)......... 2008   12.90           8.31              1,607
                                                                               2009    8.31          10.65              2,142
                                                                               2010   10.65          12.12              2,566
                                                                               2011   12.12          11.58              2,806
                                                                               2012   11.58          13.29              3,038
                                                                               2013   13.29          16.39              3,170
                                                                               2014   16.39          17.14              3,177
                                                                               2015   17.14          16.72              3,232
                                                                               2016   16.72          17.96              3,033
                                                                               2017   17.96          21.25              2,375
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B)) (4/28/2008).................. 2008    9.99           7.05                  3
                                                                               2009    7.05           8.98                 14
                                                                               2010    8.98           9.79                 16
                                                                               2011    9.79           9.53                 23
                                                                               2012    9.53          10.96                 30
                                                                               2013   10.96          11.82                  0
Brighthouse/Artisan Mid Cap Value Investment Division (Class A) (formerly
Met/Artisan Mid Cap Value Investment Division (Class A))...................... 2008   39.80          21.28                431
                                                                               2009   21.28          29.85                419
                                                                               2010   29.85          34.02                387
                                                                               2011   34.02          35.98                377
                                                                               2012   35.98          39.87                334
                                                                               2013   39.87          54.05                300
                                                                               2014   54.05          54.57                270
                                                                               2015   54.57          48.95                234
                                                                               2016   48.95          59.63                218
                                                                               2017   59.63          66.64                168
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B))........................................................... 2011    9.98           9.79                 12
                                                                               2012    9.79          10.13                 51
                                                                               2013   10.13          10.15                190
                                                                               2014   10.15          10.16                197
                                                                               2015   10.16          10.00                175
                                                                               2016   10.00          10.22                137
                                                                               2017   10.22          10.26                 81

                        0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                    NUMBER OF
                                                                                     BEGINNING OF                  ACCUMULATION
                                                                                         YEAR        END OF YEAR   UNITS END OF
                                                                                     ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
Brighthouse/Wellington Balanced Investment Division (Class A) (formerly
Met/Wellington Balanced Investment Division (Class A)....................... 2008    51.10          38.07               798
                                                                             2009    38.07          44.23               751
                                                                             2010    44.23          48.04               655
                                                                             2011    48.04          49.41               541
                                                                             2012    49.41          55.00               495
                                                                             2013    55.00          65.70               453
                                                                             2014    65.70          71.95               429
                                                                             2015    71.95          73.11               361
                                                                             2016    73.11          77.49               335
                                                                             2017    77.49          88.39               301
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class A) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class A))......................................................... 2008    42.38          25.46               473
                                                                             2009    25.46          33.29               451
                                                                             2010    33.29          36.94               423
                                                                             2011    36.94          35.11               391
                                                                             2012    35.11          39.26               370
                                                                             2013    39.26          52.00               343
                                                                             2014    52.00          56.99               312
                                                                             2015    56.99          57.80               277
                                                                             2016    57.80          61.46               253
                                                                             2017    61.46          72.50               213
Brighthouse/Wellington Large Cap Research Investment Division (Class A)
(formerly Met/Wellington Large Cap Research Investment Division (Class A)).. 2008    86.77          54.05               654
                                                                             2009    54.05          63.94               604
                                                                             2010    63.94          71.41               545
                                                                             2011    71.41          71.12               473
                                                                             2012    71.12          80.08               418
                                                                             2013    80.08         106.77               386
                                                                             2014   106.77         120.52               355
                                                                             2015   120.52         125.21               312
                                                                             2016   125.21         134.96               280
                                                                             2017   134.96         163.67               249
Calvert VP SRI Balanced Investment Division (Class I)....................... 2008    29.13          19.81               228
                                                                             2009    19.81          24.59               203
                                                                             2010    24.59          27.31               190
                                                                             2011    27.31          28.29               166
                                                                             2012    28.29          30.97               152
                                                                             2013    30.97          36.20               143
                                                                             2014    36.20          39.31               131
                                                                             2015    39.31          38.08               122
                                                                             2016    38.08          40.69               113
                                                                             2017    40.69          45.14                93
Calvert VP SRI Mid Cap Investment Division (formerly Calvert VP SRI Mid
Cap Growth Investment Division)............................................. 2008    31.11          19.35               377
                                                                             2009    19.35          25.31               370
                                                                             2010    25.31          32.96               371
                                                                             2011    32.96          33.41               338
                                                                             2012    33.41          38.65               319
                                                                             2013    38.65          49.73               285
                                                                             2014    49.73          53.25               256
                                                                             2015    53.25          51.02               227
                                                                             2016    51.02          54.20               186
                                                                             2017    54.20          59.95               145
Clarion Global Real Estate Investment Division (Class E).................... 2008    16.65           9.61               415
                                                                             2009     9.61          12.85               423
                                                                             2010    12.85          14.79               412
                                                                             2011    14.79          13.86               398
                                                                             2012    13.86          17.32               449
                                                                             2013    17.32          17.78               471
                                                                             2014    17.78          19.97               453
                                                                             2015    19.97          19.53               420
                                                                             2016    19.53          19.52               365
                                                                             2017    19.52          21.44               274
ClearBridge Aggressive Growth Investment Division (Class A)................. 2008     8.28           5.00               318
                                                                             2009     5.00           6.62               340
                                                                             2010     6.62           8.13               336
                                                                             2011     8.13           8.34               429
                                                                             2012     8.34           9.82               452
                                                                             2013     9.82          14.20               577
                                                                             2014    14.20          16.75             1,231
                                                                             2015    16.75          15.96             1,171
                                                                             2016    15.96          16.29               923
                                                                             2017    16.29          19.15               720

                           0.95 SEPARATE ACCOUNT CHARGE
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
ClearBridge Aggressive Growth Investment Division (Class A) (formerly
ClearBridge Aggressive Growth II Investment Division (Class E)) (1/1/2008)....... 2008   206.42
                                                                                  2009   118.71
                                                                                  2010   168.16
                                                                                  2011   182.42
                                                                                  2012   167.25
                                                                                  2013   203.18
                                                                                  2014   259.45
ClearBridge Aggressive Growth Investment Division (Class A) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class A) and
before that Legg Mason Value Equity Investment Division (Class A))............... 2008    9.87
                                                                                  2009    4.45
                                                                                  2010    6.08
                                                                                  2011    6.50
Fidelity Equity-Income Investment Division (Initial Class)....................... 2008   52.82
                                                                                  2009   30.00
                                                                                  2010   38.70
                                                                                  2011   44.15
                                                                                  2012   44.16
                                                                                  2013   51.32
                                                                                  2014   65.15
                                                                                  2015   70.16
                                                                                  2016   66.74
                                                                                  2017   78.03
Fidelity Growth Investment Division (Initial Class).............................. 2008   51.61
                                                                                  2009   27.01
                                                                                  2010   34.32
                                                                                  2011   42.22
                                                                                  2012   41.91
                                                                                  2013   47.61
                                                                                  2014   64.31
                                                                                  2015   70.90
                                                                                  2016   75.27
                                                                                  2017   75.16
Fidelity Investment Grade Bond Investment Division (Initial Class)............... 2008   24.80
                                                                                  2009   23.77
                                                                                  2010   27.25
                                                                                  2011   29.11
                                                                                  2012   30.95
                                                                                  2013   32.46
                                                                                  2014   31.59
                                                                                  2015   33.12
                                                                                  2016   32.61
                                                                                  2017   33.83
Fidelity Overseas Investment Division (Initial Class)............................ 2008   35.50
Frontier Mid Cap Growth Investment Division (Class A)............................ 2008   59.58
                                                                                  2009   32.03
                                                                                  2010   47.42
                                                                                  2011   54.16
                                                                                  2012   52.04
                                                                                  2013   57.21
                                                                                  2014   75.25
                                                                                  2015   82.85
                                                                                  2016   84.43
                                                                                  2017   88.15
Harris Oakmark International Investment Division (Class E)....................... 2008   20.18
                                                                                  2009   11.82
                                                                                  2010   18.19
                                                                                  2011   20.99
                                                                                  2012   17.86
                                                                                  2013   22.87
                                                                                  2014   29.60
                                                                                  2015   27.66
                                                                                  2016   26.18
                                                                                  2017   28.09
Invesco Small Cap Growth Investment Division (Class E)........................... 2008   16.63
                                                                                  2009   10.10
                                                                                  2010   13.40
                                                                                  2011   16.77
                                                                                  2012   16.45
                                                                                  2013   19.28
                                                                                  2014   26.81
                                                                                  2015   28.69
                                                                                  2016   27.97
                                                                                  2017   30.90



                           0.95 SEPARATE ACCOUNT CHARGE
                                                                                                   NUMBER OF
                                                                                                  ACCUMULATION
                                                                                    END OF YEAR   UNITS END OF
                                                                                   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                                 UNIT VALUE     THOUSANDS)
--------------------------------------------------------------------------------- -------------- -------------
ClearBridge Aggressive Growth Investment Division (Class A) (formerly
ClearBridge Aggressive Growth II Investment Division (Class E)) (1/1/2008)....... 118.71                20
                                                                                  168.16                30
                                                                                  182.42                32
                                                                                  167.25                30
                                                                                  203.18                30
                                                                                  259.45                25
                                                                                  270.66                 0
ClearBridge Aggressive Growth Investment Division (Class A) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class A) and
before that Legg Mason Value Equity Investment Division (Class A))...............   4.45               118
                                                                                    6.08               123
                                                                                    6.50               134
                                                                                    6.92                 0
Fidelity Equity-Income Investment Division (Initial Class).......................  30.00             1,908
                                                                                   38.70             1,765
                                                                                   44.15             1,632
                                                                                   44.16             1,386
                                                                                   51.32             1,271
                                                                                   65.15             1,180
                                                                                   70.16             1,077
                                                                                   66.74               961
                                                                                   78.03               856
                                                                                   87.27               739
Fidelity Growth Investment Division (Initial Class)..............................  27.01             2,438
                                                                                   34.32             2,292
                                                                                   42.22             2,111
                                                                                   41.91             1,783
                                                                                   47.61             1,633
                                                                                   64.31             1,489
                                                                                   70.90             1,382
                                                                                   75.27             1,266
                                                                                   75.16             1,115
                                                                                  100.62               980
Fidelity Investment Grade Bond Investment Division (Initial Class)...............  23.77               730
                                                                                   27.25               794
                                                                                   29.11               761
                                                                                   30.95               691
                                                                                   32.46               686
                                                                                   31.59               527
                                                                                   33.12               477
                                                                                   32.61               424
                                                                                   33.83               365
                                                                                   34.93               293
Fidelity Overseas Investment Division (Initial Class)............................  33.46                 0
Frontier Mid Cap Growth Investment Division (Class A)............................  32.03             1,008
                                                                                   47.42               941
                                                                                   54.16               857
                                                                                   52.04               697
                                                                                   57.21               631
                                                                                   75.25               576
                                                                                   82.85               528
                                                                                   84.43               485
                                                                                   88.15               437
                                                                                  109.39               395
Harris Oakmark International Investment Division (Class E).......................  11.82               563
                                                                                   18.19               652
                                                                                   20.99               657
                                                                                   17.86               638
                                                                                   22.87               666
                                                                                   29.60               712
                                                                                   27.66               700
                                                                                   26.18               652
                                                                                   28.09               528
                                                                                   36.32               423
Invesco Small Cap Growth Investment Division (Class E)...........................  10.10                62
                                                                                   13.40                75
                                                                                   16.77                64
                                                                                   16.45                69
                                                                                   19.28                69
                                                                                   26.81               104
                                                                                   28.69                98
                                                                                   27.97                96
                                                                                   30.90                86
                                                                                   38.40                62

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                     NUMBER OF
                                                                                      BEGINNING OF                  ACCUMULATION
                                                                                          YEAR        END OF YEAR   UNITS END OF
                                                                                      ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
Jennison Growth Investment Division (Class A)................................ 2008    5.70           3.59                460
                                                                              2009    3.59           4.98                477
                                                                              2010    4.98           5.50                475
                                                                              2011    5.50           5.48                429
                                                                              2012    5.48           6.29                611
                                                                              2013    6.29           8.53                550
                                                                              2014    8.53           9.22                514
                                                                              2015    9.22          10.12                599
                                                                              2016   10.12          10.04                539
                                                                              2017   10.04          13.66                502
Jennison Growth Investment Division (Class A) (formerly Oppenheimer
Capital Appreciation Investment Division (Class E) (5/1/2005))............... 2008   13.22           7.08                 59
                                                                              2009    7.08          10.09                 74
                                                                              2010   10.09          10.94                 88
                                                                              2011   10.94          10.72                 78
                                                                              2012   10.72          12.07                  0
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)....... 2013   13.32          14.68                 84
                                                                              2014   14.68          15.05                119
                                                                              2015   15.05          15.09                158
                                                                              2016   15.09          15.66                157
                                                                              2017   15.66          19.08                113
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2008    9.99           8.01                 10
                                                                              2009    8.01          10.14                 24
                                                                              2010   10.14          11.23                 23
                                                                              2011   11.23          11.37                 56
                                                                              2012   11.37          12.67                 79
                                                                              2013   12.67          13.24                  0
Loomis Sayles Small Cap Core Investment Division (Class A)................... 2008   38.64          24.54                176
                                                                              2009   24.54          31.66                183
                                                                              2010   31.66          40.00                177
                                                                              2011   40.00          39.86                174
                                                                              2012   39.86          45.23                170
                                                                              2013   45.23          63.19                179
                                                                              2014   63.19          64.95                162
                                                                              2015   64.95          63.38                146
                                                                              2016   63.38          74.88                133
                                                                              2017   74.88          85.49                111
Loomis Sayles Small Cap Growth Investment Division (Class A)................. 2008   11.69           6.81                195
                                                                              2009    6.81           8.77                186
                                                                              2010    8.77          11.44                194
                                                                              2011   11.44          11.67                215
                                                                              2012   11.67          12.86                190
                                                                              2013   12.86          18.94                245
                                                                              2014   18.94          18.99                216
                                                                              2015   18.99          19.14                194
                                                                              2016   19.14          20.14                221
                                                                              2017   20.14          25.34                127
MetLife Aggregate Bond Index Investment Division (Class A) (formerly
Barclays Aggregate Bond Index Investment Division (Class A))................. 2008   14.82          15.56              1,497
                                                                              2009   15.56          16.21              1,549
                                                                              2010   16.21          17.03              1,540
                                                                              2011   17.03          18.14              1,425
                                                                              2012   18.14          18.67              1,478
                                                                              2013   18.67          18.06              1,427
                                                                              2014   18.06          18.93              1,410
                                                                              2015   18.93          18.80              1,266
                                                                              2016   18.80          19.06              1,224
                                                                              2017   19.06          19.50              1,105
MetLife Mid Cap Stock Index Investment Division (Class A).................... 2008   17.46          11.04              1,269
                                                                              2009   11.04          14.98              1,296
                                                                              2010   14.98          18.74              1,260
                                                                              2011   18.74          18.21              1,189
                                                                              2012   18.21          21.22              1,127
                                                                              2013   21.22          27.99              1,105
                                                                              2014   27.99          30.36              1,043
                                                                              2015   30.36          29.36                994
                                                                              2016   29.36          35.03                897
                                                                              2017   35.03          40.24                708

                          0.95 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
MetLife MSCI EAFE(R) Index Investment Division (Class A) (formerly MSCI
EAFE(R) Index Investment Division (Class A)).................................... 2008   17.95
                                                                                 2009   10.30
                                                                                 2010   13.13
                                                                                 2011   14.07
                                                                                 2012   12.19
                                                                                 2013   14.29
                                                                                 2014   17.26
                                                                                 2015   16.07
                                                                                 2016   15.74
                                                                                 2017   15.80
MetLife Russell 2000(R) Index Investment Division (Class A) (formerly Russell
2000(R) Index Investment Division (Class A)).................................... 2008   19.13
                                                                                 2009   12.60
                                                                                 2010   15.73
                                                                                 2011   19.78
                                                                                 2012   18.79
                                                                                 2013   21.66
                                                                                 2014   29.73
                                                                                 2015   30.94
                                                                                 2016   29.33
                                                                                 2017   35.24
MetLife Stock Index Investment Division (Class A)............................... 2008   51.03
                                                                                 2009   31.80
                                                                                 2010   39.76
                                                                                 2011   45.23
                                                                                 2012   45.63
                                                                                 2013   52.32
                                                                                 2014   68.43
                                                                                 2015   76.84
                                                                                 2016   77.01
                                                                                 2017   85.19
MFS Value Investment Division II (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................ 2008   15.13
                                                                                 2009    9.73
                                                                                 2010   10.72
                                                                                 2011   11.58
                                                                                 2012   11.71
                                                                                 2013   13.24
                                                                                 2014   17.31
                                                                                 2015   18.82
                                                                                 2016   17.51
                                                                                 2017   20.50
MFS(R) Research International Investment Division* (Class A).................... 2008   19.48
                                                                                 2009   11.14
                                                                                 2010   14.56
                                                                                 2011   16.11
                                                                                 2012   14.29
                                                                                 2013   16.56
                                                                                 2014   19.62
                                                                                 2015   18.12
                                                                                 2016   17.68
                                                                                 2017   17.40
MFS(R) Total Return Investment Division (Class A)............................... 2008   42.71
                                                                                 2009   32.94
                                                                                 2010   38.70
                                                                                 2011   42.20
                                                                                 2012   42.81
                                                                                 2013   47.32
                                                                                 2014   55.78
                                                                                 2015   60.03
                                                                                 2016   59.37
                                                                                 2017   64.23
MFS(R) Value Investment Division (Class A)...................................... 2008   14.87
                                                                                 2009    9.80
                                                                                 2010   11.73
                                                                                 2011   12.95
                                                                                 2012   12.93
                                                                                 2013   14.95
                                                                                 2014   20.10
                                                                                 2015   22.06
                                                                                 2016   21.82
                                                                                 2017   24.73



                          0.95 SEPARATE ACCOUNT CHARGE
                                                                                                  NUMBER OF
                                                                                                 ACCUMULATION
                                                                                   END OF YEAR   UNITS END OF
                                                                                  ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                                UNIT VALUE     THOUSANDS)
-------------------------------------------------------------------------------- -------------- -------------
MetLife MSCI EAFE(R) Index Investment Division (Class A) (formerly MSCI
EAFE(R) Index Investment Division (Class A))....................................  10.30             1,490
                                                                                  13.13             1,526
                                                                                  14.07             1,493
                                                                                  12.19             1,387
                                                                                  14.29             1,265
                                                                                  17.26             1,188
                                                                                  16.07             1,172
                                                                                  15.74             1,095
                                                                                  15.80             1,054
                                                                                  19.55               857
MetLife Russell 2000(R) Index Investment Division (Class A) (formerly Russell
2000(R) Index Investment Division (Class A))....................................  12.60             1,191
                                                                                  15.73             1,207
                                                                                  19.78             1,203
                                                                                  18.79             1,040
                                                                                  21.66               934
                                                                                  29.73               851
                                                                                  30.94               786
                                                                                  29.33               723
                                                                                  35.24               668
                                                                                  40.04               573
MetLife Stock Index Investment Division (Class A)...............................  31.80             3,367
                                                                                  39.76             3,167
                                                                                  45.23             3,028
                                                                                  45.63             2,563
                                                                                  52.32             2,280
                                                                                  68.43             2,035
                                                                                  76.84             1,886
                                                                                  77.01             1,700
                                                                                  85.19             1,560
                                                                                 102.57             1,370
MFS Value Investment Division II (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................   9.73               312
                                                                                  10.72               309
                                                                                  11.58               347
                                                                                  11.71               361
                                                                                  13.24               298
                                                                                  17.31               319
                                                                                  18.82               329
                                                                                  17.51               314
                                                                                  20.50               310
                                                                                  21.83               225
MFS(R) Research International Investment Division* (Class A)....................  11.14             2,486
                                                                                  14.56             2,360
                                                                                  16.11             2,133
                                                                                  14.29             1,816
                                                                                  16.56             1,669
                                                                                  19.62             1,525
                                                                                  18.12             1,391
                                                                                  17.68             1,260
                                                                                  17.40             1,119
                                                                                  22.15               963
MFS(R) Total Return Investment Division (Class A)...............................  32.94             1,056
                                                                                  38.70               960
                                                                                  42.20               890
                                                                                  42.81               759
                                                                                  47.32               705
                                                                                  55.78               655
                                                                                  60.03               598
                                                                                  59.37               533
                                                                                  64.23               473
                                                                                  71.54               381
MFS(R) Value Investment Division (Class A)......................................   9.80             1,059
                                                                                  11.73             1,035
                                                                                  12.95             1,023
                                                                                  12.93               953
                                                                                  14.95               867
                                                                                  20.10             1,032
                                                                                  22.06             1,001
                                                                                  21.82               912
                                                                                  24.73               795
                                                                                  28.91               655

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
MFS(R) Value Investment Division (Class A) (formerly FI Value Leaders
Investment Division (Class E))................................................ 2008   34.57          20.87                 58
                                                                               2009   20.87          25.16                 54
                                                                               2010   25.16          28.51                 55
                                                                               2011   28.51          26.47                 47
                                                                               2012   26.47          30.30                 43
                                                                               2013   30.30          33.42                  0
MFS(R) Value Investment Division (Class A) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)............................. 2008    9.99           6.62                  3
                                                                               2009    6.62           8.19                 26
                                                                               2010    8.19           9.00                 54
                                                                               2011    9.00           8.87                 60
                                                                               2012    8.87          10.01                 69
                                                                               2013   10.01          10.98                  0
Morgan Stanley Mid Cap Growth Investment Division (Class A)................... 2010   14.24          16.61              2,835
                                                                               2011   16.61          15.36              2,434
                                                                               2012   15.36          16.67              2,175
                                                                               2013   16.67          23.00              1,907
                                                                               2014   23.00          23.08              1,704
                                                                               2015   23.08          21.77              1,482
                                                                               2016   21.77          19.78              1,318
                                                                               2017   19.78          27.50              1,174
Morgan Stanley Mid Cap Growth Investment Division (Class A) (formerly FI
Mid Cap Opportunities Investment Division (Class A)).......................... 2008   22.13           9.80              3,029
                                                                               2009    9.80          12.99              2,939
                                                                               2010   12.99          14.09                  0
Neuberger Berman Genesis Investment Division (Class A)........................ 2008   21.29          12.99              1,045
                                                                               2009   12.99          14.56                922
                                                                               2010   14.56          17.54                861
                                                                               2011   17.54          18.38                802
                                                                               2012   18.38          20.04                696
                                                                               2013   20.04          27.49                677
                                                                               2014   27.49          27.24                590
                                                                               2015   27.24          27.14                514
                                                                               2016   27.14          31.91                460
                                                                               2017   31.91          36.59                364
Neuberger Berman Genesis Investment Division (Class A) (formerly MLA Mid
Cap Investment Division (Class E))............................................ 2008   16.23           9.93                121
                                                                               2009    9.93          13.47                117
                                                                               2010   13.47          16.42                312
                                                                               2011   16.42          15.41                287
                                                                               2012   15.41          16.09                111
                                                                               2013   16.09          17.48                  0
Oppenheimer Global Equity Investment Division (Class A) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2008    9.99           6.59                  8
                                                                               2009    6.59           8.65                 20
                                                                               2010    8.65           9.23                 16
                                                                               2011    9.23           8.51                 25
                                                                               2012    8.51          10.30                 30
                                                                               2013   10.30          10.97                  0
Oppenheimer Global Equity Investment Division* (Class A)...................... 2008   21.82          12.89              1,449
                                                                               2009   12.89          17.92              1,379
                                                                               2010   17.92          20.63              1,289
                                                                               2011   20.63          18.75              1,158
                                                                               2012   18.75          22.57              1,059
                                                                               2013   22.57          28.50                962
                                                                               2014   28.50          28.93                857
                                                                               2015   28.93          29.85                802
                                                                               2016   29.85          29.71                660
                                                                               2017   29.71          40.36                527
PIMCO Inflation Protected Bond Investment Division (Class E) (5/1/2006)....... 2008   12.43          11.49                328
                                                                               2009   11.49          13.45                478
                                                                               2010   13.45          14.37                523
                                                                               2011   14.37          15.83                673
                                                                               2012   15.83          17.13                806
                                                                               2013   17.13          15.41                652
                                                                               2014   15.41          15.74                551
                                                                               2015   15.74          15.12                443
                                                                               2016   15.12          15.72                429
                                                                               2017   15.72          16.13                320

                       0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                 NUMBER OF
                                                                                  BEGINNING OF                  ACCUMULATION
                                                                                      YEAR        END OF YEAR   UNITS END OF
                                                                                  ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------- ------ -------------- -------------- -------------
PIMCO Total Return Investment Division (Class A)......................... 2008   13.93          13.89              1,436
                                                                          2009   13.89          16.29              1,580
                                                                          2010   16.29          17.50              1,749
                                                                          2011   17.50          17.93              1,605
                                                                          2012   17.93          19.46              1,628
                                                                          2013   19.46          18.94              1,569
                                                                          2014   18.94          19.61              1,379
                                                                          2015   19.61          19.48              1,236
                                                                          2016   19.48          19.84              1,081
                                                                          2017   19.84          20.60                839
SSGA Growth & Income ETF Investment Division (Class E) (5/1/2006)........ 2008   11.74           8.72                 16
                                                                          2009    8.72          10.80                 31
                                                                          2010   10.80          12.02                 58
                                                                          2011   12.02          12.05                 44
                                                                          2012   12.05          13.47                 78
                                                                          2013   13.47          15.10                114
                                                                          2014   15.10          15.85                128
                                                                          2015   15.85          15.40                143
                                                                          2016   15.40          16.15                113
                                                                          2017   16.15          18.56                 70
SSGA Growth ETF Investment Division (Class E) (5/1/2006)................. 2008   12.04           8.00                 64
                                                                          2009    8.00          10.25                 75
                                                                          2010   10.25          11.59                 78
                                                                          2011   11.59          11.26                 80
                                                                          2012   11.26          12.84                 70
                                                                          2013   12.84          15.04                 77
                                                                          2014   15.04          15.71                 81
                                                                          2015   15.71          15.22                 75
                                                                          2016   15.22          16.12                 76
                                                                          2017   16.12          19.13                 58
T. Rowe Price Large Cap Growth Investment Division (Class A)............. 2008   16.14           9.29                777
                                                                          2009    9.29          13.20                783
                                                                          2010   13.20          15.31                793
                                                                          2011   15.31          15.00                730
                                                                          2012   15.00          17.68                734
                                                                          2013   17.68          24.37                901
                                                                          2014   24.37          26.34                880
                                                                          2015   26.34          28.90                879
                                                                          2016   28.90          29.13                802
                                                                          2017   29.13          38.64                729
T. Rowe Price Large Cap Growth Investment Division (Class A) (formerly
RCM Technology Investment Division (Class A))............................ 2008    8.13           4.49                358
                                                                          2009    4.49           7.08                395
                                                                          2010    7.08           9.00                451
                                                                          2011    9.00           8.04                402
                                                                          2012    8.04           8.95                343
                                                                          2013    8.95           9.39                  0
T. Rowe Price Mid Cap Growth Investment Division (Class A)............... 2008   10.44           6.24                916
                                                                          2009    6.24           9.02                959
                                                                          2010    9.02          11.44                942
                                                                          2011   11.44          11.18                883
                                                                          2012   11.18          12.62                870
                                                                          2013   12.62          17.12                937
                                                                          2014   17.12          19.17                965
                                                                          2015   19.17          20.30              1,055
                                                                          2016   20.30          21.41                915
                                                                          2017   21.41          26.55                766
T. Rowe Price Small Cap Growth Investment Division (Class A)............. 2008   17.07          10.78              1,479
                                                                          2009   10.78          14.85              1,453
                                                                          2010   14.85          19.84              1,455
                                                                          2011   19.84          20.01              1,253
                                                                          2012   20.01          23.02              1,142
                                                                          2013   23.02          32.97              1,078
                                                                          2014   32.97          34.92                964
                                                                          2015   34.92          35.53                923
                                                                          2016   35.53          39.33                803
                                                                          2017   39.33          47.87                681
Victory Sycamore Mid Cap Value Investment Division (Class A) (formerly
Invesco Mid Cap Value Investment Division (Class A))..................... 2008   28.44          14.83                963
                                                                          2009   14.83          21.76                961
                                                                          2010   21.76          27.23                946
                                                                          2011   27.23          25.25                827
                                                                          2012   25.25          27.98                  0

                      0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                NUMBER OF
                                                                                 BEGINNING OF                  ACCUMULATION
                                                                                     YEAR        END OF YEAR   UNITS END OF
                                                                                 ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------ ------ -------------- -------------- -------------
Victory Sycamore Mid Cap Value Investment Division (Class A) (formerly
Invesco Mid Cap Value Investment Division (Class A)).................... 2012   27.85          28.75               756
                                                                         2013   28.75          37.21               657
                                                                         2014   37.21          40.53               622
                                                                         2015   40.53          36.63               551
                                                                         2016   36.63          42.02               485
                                                                         2017   42.02          45.69               418
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A)...................................................... 2008   23.14          19.48               248
                                                                         2009   19.48          25.52               271
                                                                         2010   25.52          28.50               311
                                                                         2011   28.50          29.97               309
                                                                         2012   29.97          33.10               390
                                                                         2013   33.10          33.15               400
                                                                         2014   33.15          34.63               416
                                                                         2015   34.63          33.72               360
                                                                         2016   33.72          36.26               642
                                                                         2017   36.26          38.87               446
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A) (formerly Lord Abbett Bond Debenture Investment
Division (Class A))..................................................... 2008   15.93          12.88               617
                                                                         2009   12.88          17.49               629
                                                                         2010   17.49          19.61               608
                                                                         2011   19.61          20.37               543
                                                                         2012   20.37          22.84               603
                                                                         2013   22.84          24.47               632
                                                                         2014   24.47          25.48               625
                                                                         2015   25.48          24.77               577
                                                                         2016   24.77          25.57                 0
Western Asset Management U.S. Government Investment Division (Class A).. 2008   18.18          17.95               348
                                                                         2009   17.95          18.55               320
                                                                         2010   18.55          19.44               286
                                                                         2011   19.44          20.32               258
                                                                         2012   20.32          20.81               246
                                                                         2013   20.81          20.46               211
                                                                         2014   20.46          20.84               197
                                                                         2015   20.84          20.76               193
                                                                         2016   20.76          20.83               165
                                                                         2017   20.83          21.03               152


* We are waiving a portion of the Separate Account charge for the Investment Divisions investing in the Met/Wellington Large Cap Research Portfolio, the Oppenheimer Global Equity Investment Division and MFS(R) Research International Investment Division (Class A).

The assets of the Lord Abbett Bond Debenture Investment Division of the Met Investors Fund merged into Western Asset Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016. Accumulation Unit Values prior to May 2, 2016 are those of the Lord Abbett Bond Debenture Investment Division.

The assets of the ClearBridge Aggressive Growth II Investment Division of the Met Investors Fund merged into ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the ClearBridge Aggressive Growth II Investment Division.

The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division.

The assets of the FI Value Leaders Investment Division (Class E) of the Metropolitan Fund were merged into MFS(R) Value Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.

The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.

The assets of the Met/Franklin Mutual Shares Investment Division (Class B) of the Met Investors Fund were merged into MFS(R) Value Investment Division (Class
A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division.

The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.

The assets of the MLA Mid Cap Investment Division (Class E) of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.

The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.

The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.

The assets of the Met/Templeton Growth Investment Division (Class B) of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division (Class A) of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.

The assets of the Oppenheimer Capital Appreciation Investment Division (Class
E) of the Met Investors Fund were merged into the Jennison Growth Investment Division (Class A) of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.

The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.

The assets of Legg Mason Value Equity Investment Division of the Met Investors Trust were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason Value Equity Investment Division.

The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.

The assets of FI Mid Cap Opportunities Investment Division were merged into the Morgan Stanley Mid Cap Growth Investment Division on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.

The assets of FI Large Cap Investment Division of the Metropolitan Funds were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Met Investors Fund on May 1, 2009. Accumulation Unit Values prior to May 1, 2009 are those of the FI Large Cap Investment Division.

Effective April 28, 2008, the Fidelity Overseas Investment Division of the Fidelity(R) VIP Funds was replaced by the MFS(R) Research International Division of the Met Investors Fund, and, is no longer available as a funding option.

The assets of BlackRock Large Cap Investment Division of the Metropolitan Fund were merged into the WMC Large Cap Research Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.

The assets of the MFS(R) Investors Trust Investment Division were merged into the Legg Mason Value Equity Investment Division prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.

The assets in Met/Putnam Voyager Investment Division were merged into Jennison Growth Investment Division prior to the opening of business on May 2, 2005. The Met/Putnam Voyager Investment Division is no longer available.

Please see the Table of Expenses for more information.

                                   APPENDIX C
--------------------------------------------------------------------------------
                ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS



Certain Portfolios and trusts were subject to a merger or name change. The chart below identifies the former name and new name of each of these Portfolios, and where applicable, the former name and the new name of the trust of which the Portfolio is a part.


FUND MERGERS


THE FOLLOWING FORMER PORTFOLIOS WERE MERGED.




                         FORMER NAME                                      NEW NAME
------------------------------------------------------------- -------------------------------
BRIGHTHOUSE FUNDS TRUST II                                    BRIGHTHOUSE FUNDS TRUST II
MFS(R) Value Portfolio II Class E (formerly BlackRock Large   MFS(R) Value Portfolio Class E
Cap Value Portfolio Class E)



PORTFOLIO NAME CHANGES

The following former Portfolios were renamed:




                FORMER NAME                                    NEW NAME
------------------------------------------ ------------------------------------------------
BRIGHTHOUSE FUNDS TRUST I                  BRIGHTHOUSE FUNDS TRUST I
 Invesco Mid Cap Value Portfolio Class A   Victory Sycamore Mid Cap Value PortfolioClass A

                                   APPENDIX D
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                       PORTFOLIO/SERIES                      MARKETING NAME
----------------------------------------- ----------------------------------- -------------------------------------
American Funds Insurance Series(R)        Bond Fund                           American Funds Bond Fund
American Funds Insurance Series(R)        Global Small Capitalization Fund    American Funds Global Small
                                                                              Capitalization Fund
American Funds Insurance Series(R)        Growth-Income Fund                  American Funds Growth-Income
                                                                              Fund
American Funds Insurance Series(R)        Growth Fund                         American Funds Growth Fund
Fidelity(R) Variable Insurance Products   Investment Grade Bond Portfolio     Fidelity VIP Investment Grade Bond
                                                                              Portfolio
Fidelity(R) Variable Insurance Products   Equity-Income Portfolio             Fidelity VIP Equity-Income Portfolio
Fidelity(R) Variable Insurance Products   Growth Portfolio                    Fidelity VIP Growth Portfolio
Fidelity(R) Variable Insurance Products   Government Money Market Portfolio   Fidelity VIP Government Money
                                                                              Market Portfolio

                                   APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

                                   APPENDIX F
--------------------------------------------------------------------------------
         TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
SERVICES
PRINCIPAL UNDERWRITER
CUSTODIAN
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT
EXPERIENCE FACTOR
VARIABLE INCOME PAYMENTS
  ASSUMED INVESTMENT RETURN (AIR)
  AMOUNT OF INCOME PAYMENTS
  ANNUITY UNIT VALUE
  REALLOCATING PRIVILEGE
CALCULATING THE ANNUITY UNIT VALUE
  DETERMINING THE VARIABLE INCOME PAYMENT
ADVERTISEMENT OF THE SEPARATE ACCOUNT
VOTING RIGHTS
  DISREGARDING VOTING INSTRUCTIONS
TAXES
  NON-QUALIFIED ANNUITY CONTRACTS
  QUALIFIED ANNUITY CONTRACTS
  TYPES OF QUALIFIED ANNUITY CONTRACTS
  ERISA
  FEDERAL ESTATE TAXES
  GENERATION-SKIPPING TRANSFER TAX
  ANNUITY PURCHASE PAYMENT BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
WITHDRAWALS
FINANCIAL STATEMENTS

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

     [ ] Enhanced Preference Plus(R) Variable Annuity Contract

     [ ] Brighthouse Funds Trust I

     [ ] Brighthouse Funds Trust II

     [ ] American Funds Insurance Series(R)

     [ ] Calvert Variable Series, Inc.

     [ ] Fidelity Variable Insurance Products Funds

     [ ] I have changed my address. My current address is:


                                           Name --------------------------------
-------------------------------------
            (Contract Number)
                                           Address -------------------------------

-------------------------------------      -------------------------------------
               (Signature)                                                      Zip

Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342

                                                                  April 30, 2018



              FINANCIAL FREEDOM ACCOUNT VARIABLE ANNUITY CONTRACTS

           ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY ("METLIFE")

This Prospectus describes group Financial Freedom Account Contracts for deferred variable annuities ("Financial Freedom Deferred Annuities") and Financial Freedom immediate variable income annuities ("Financial Freedom Income Annuities"). This Prospectus also describes Enhanced Preference Plus Account Deferred Annuities ("Enhanced Deferred Annuities") and Enhanced Preference Plus immediate variable income annuities ("Enhanced Income Annuities").


You decide how to allocate your money among the various available investment choices for the Financial Freedom Deferred Annuity and Financial Freedom Income Annuity. The investment choices available to You are listed in the Contract for your Financial Freedom Deferred Annuity or Financial Freedom Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and Divisions (Divisions may be referred to as "Investment Divisions" in the Contract and marketing materials) available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Brighthouse Funds Trust I ("Brighthouse Trust I"), Portfolios of the Brighthouse Funds Trust II ("Brighthouse Trust II"), Portfolios of the Calvert Variable Series, Inc. ("Calvert Fund"), Portfolios of the Fidelity Variable Insurance Products Funds ("Fidelity(R) VIP Funds") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


AMERICAN FUNDS(R)
     American Funds Bond Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     American Funds(R) Balanced Allocation Portfolio
     American Funds(R) Growth Allocation Portfolio
     American Funds(R) Moderate Allocation Portfolio
     Brighthouse Asset Allocation 100 Portfolio
     Brighthouse/Franklin Low Duration Total Return Portfolio
     Brighthouse/Wellington Large Cap Research Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio

     Harris Oakmark International Portfolio

     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     MFS(R) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

  Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
    Portfolio)

BRIGHTHOUSE FUNDS TRUST II
     Baillie Gifford International Stock Portfolio
     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     Brighthouse Asset Allocation 20 Portfolio
     Brighthouse Asset Allocation 40 Portfolio
     Brighthouse Asset Allocation 60 Portfolio
     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse/Artisan Mid Cap Value Portfolio
     Brighthouse/Wellington Balanced Portfolio
     Brighthouse/Wellington Core Equity Opportunities Portfolio
     Frontier Mid Cap Growth Portfolio
     Jennison Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife Aggregate Bond Index Portfolio
     MetLife Mid Cap Stock Index Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     Neuberger Berman Genesis Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Management U.S. Government Portfolio
CALVERT FUND
     Calvert VP SRI Balanced Portfolio
     Calvert VP SRI Mid Cap Portfolio
FIDELITY(R) VIP FUNDS
     Equity-Income Portfolio

     Freedom 2020 Portfolio
     Freedom 2025 Portfolio
     Freedom 2030 Portfolio
     Freedom 2035 Portfolio
     Freedom 2040 Portfolio
     Freedom 2045 Portfolio
     Freedom 2050 Portfolio

     Government Money Market Portfolio
     Growth Portfolio

     Investment Grade Bond Portfolio

  Certain Portfolios have been subject to a change. Please see Appendix C -- "Additional Information Regarding the Portfolios."

FINANCIAL FREEDOM DEFERRED ANNUITIES AVAILABLE:
   o    TSA
   o    403(a)
   o    Non-Qualified (for certain deferred arrangements or plans)

FINANCIAL FREEDOM INCOME ANNUITIES AVAILABLE:
   o    TSA
   o    403(a)
   o    Non-Qualified (for certain deferred arrangements or plans)

An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:

   o    a bank deposit or obligation;
   o    federally insured or guaranteed; or
   o    endorsed by any bank or other financial institution.

HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Financial Freedom Deferred Annuities, Financial Freedom Income Annuities and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated April 30, 2018. The SAI is incorporated by reference into and is therefore considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 77 of this Prospectus. To view or download the SAI, go to our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342
Phone: 800-638-7732

The Securities and Exchange Commission has a website (http://www.sec.gov), which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.



                        PROSPECTUS DATED APRIL 30, 2018

                               TABLE OF CONTENTS







                                                      PAGE
                                                    -------
IMPORTANT TERMS YOU SHOULD KNOW.................... FFA-3
TABLE OF EXPENSES.................................. FFA-5
ACCUMULATION UNIT VALUES TABLE..................... FFA-9
METLIFE............................................ FFA-10
METROPOLITAN LIFE SEPARATE ACCOUNT E............... FFA-10
VARIABLE ANNUITIES................................. FFA-10
A Deferred Annuity................................. FFA-11
Non-Natural Persons as Owners or Beneficiaries..... FFA-11
An Income Annuity.................................. FFA-11
YOUR INVESTMENT CHOICES............................ FFA-12
Investment Choices Which Are Fund of Funds......... FFA-17
Additional Information About the Portfolios........ FFA-17
Certain Payments We Receive with Regard to the
  Portfolios....................................... FFA-18
Portfolio Selection................................ FFA-18
DEFERRED ANNUITIES................................. FFA-19
The Deferred Annuity and Your Retirement Plan...... FFA-19
403(b) Plan Terminations........................... FFA-19
Other Plan Terminations............................ FFA-20
Automated Investment Strategies.................... FFA-20
Purchase Payments.................................. FFA-21
  Purchase Payments -- Section 403(b) Plans........ FFA-22
  Allocation of Purchase Payments.................. FFA-22
  Limits on Purchase Payments...................... FFA-22
The Value of Your Investment....................... FFA-22
Transfers.......................................... FFA-23
Restrictions on Transfers.......................... FFA-24
Access To Your Money............................... FFA-26
  Account Reduction Loans.......................... FFA-26
  Systematic Withdrawal Program.................... FFA-26
  Minimum Distribution............................. FFA-28
Annual Contract Fee................................ FFA-28
  Account Reduction Loan Fees...................... FFA-28
Charges............................................ FFA-28
  Insurance-Related or Separate Account Charge..... FFA-28
  Investment-Related Charge........................ FFA-29
Premium and Other Taxes............................ FFA-29
Free Look.......................................... FFA-29
Death Benefit...................................... FFA-29
Pay-Out Options (or Income Options)................ FFA-31
INCOME ANNUITIES................................... FFA-31
Income Payment Types............................... FFA-32
Minimum Size of Your Income Payment................ FFA-33
Allocation......................................... FFA-34
The Value of Your Income Payments.................. FFA-34
Reallocations...................................... FFA-35
Restrictions on Transfers.......................... FFA-36
Contract Fee....................................... FFA-38
Charges............................................ FFA-38
  Insurance-Related or Separate Account Charge..... FFA-38
  Investment-Related Charge........................ FFA-38


                                                      PAGE
                                                    -------
Premium and Other Taxes............................ FFA-39
Free Look.......................................... FFA-39
GENERAL INFORMATION................................ FFA-39
Administration..................................... FFA-39
  Purchase Payments................................ FFA-39
  Confirming Transactions.......................... FFA-40
  Processing Transactions.......................... FFA-40
  By Telephone or Internet......................... FFA-40
  Telephone and Computer Systems................... FFA-41
  After Your Death................................. FFA-41
  Abandoned Property Requirements.................. FFA-41
  Misstatement..................................... FFA-42
  Cybersecurity.................................... FFA-42
  Third Party Requests............................. FFA-42
  Valuation -- Suspension of Payments.............. FFA-42
Advertising Performance............................ FFA-43
Changes to Your Deferred Annuity or Income
  Annuity.......................................... FFA-44
Voting Rights...................................... FFA-44
Who Sells the Deferred Annuities and Income
  Annuities........................................ FFA-45
Financial Statements............................... FFA-46
Your Spouse's Rights............................... FFA-46
When We Can Cancel Your Deferred Annuity or
  Income Annuity................................... FFA-46
Special Charges That Apply If Your Retirement
  Plan Terminates Its Deferred Annuity or Takes
  Other Action..................................... FFA-47
INCOME TAXES....................................... FFA-47
Introduction....................................... FFA-47
Non-Qualified Annuity Contracts.................... FFA-47
Accumulation....................................... FFA-48
Death Benefits..................................... FFA-49
Taxation of Payments in Annuity Form............... FFA-49
Qualified Annuity Contracts........................ FFA-51
Required Minimum Distributions..................... FFA-53
LEGAL PROCEEDINGS.................................. FFA-56
APPENDIX A: PREMIUM TAX TABLE...................... FFA-57
APPENDIX B: WITHDRAWAL CHARGES FROM ASSETS
  ALLOCATED TO THE FIXED INTEREST ACCOUNT.......... FFA-58
APPENDIX C: ACCUMULATION UNIT VALUES FOR EACH
  DIVISION......................................... FFA-62
APPENDIX D: ADDITIONAL INFORMATION REGARDING
  THE PORTFOLIOS................................... FFA-74
APPENDIX E: PORTFOLIO LEGAL AND MARKETING
  NAMES............................................ FFA-75
APPENDIX F: TEXAS OPTIONAL RETIREMENT PROGRAM...... FFA-76
APPENDIX G: TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION........................ FFA-77



The Deferred Annuities or Income Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, supplements to the Prospectus or any supplemental sales material we authorize.





                                     FFA-2

                        IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT VALUE -- When You purchase a Deferred Annuity, an account is set up for You. Your Account Value is the total amount of money credited to You under your Deferred Annuity including money in the Divisions of the Separate Account and the Fixed Interest Account, less any account reduction loans.

ACCUMULATION UNIT VALUE -- With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE -- The Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your Administrative Office. The telephone number to call to initiate a request is 1-800-638-7732.

ANNUITY UNIT VALUE -- With an Income Annuity or variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR) -- Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.


CONTRACT -- A Contract is the legal agreement between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR -- Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to fifteen months after the Deferred Annuity is issued.

DEFERRED ANNUITY -- This term is used throughout this Prospectus when we are referring to both Enhanced Deferred Annuities and Financial Freedom Deferred Annuities.


DIVISIONS -- Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to a Division, the Division purchases shares of a Portfolio (with the same name) within Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds or American Funds(R).

EARLY WITHDRAWAL CHARGE -- The Early Withdrawal Charge is a charge that may apply if You withdraw purchase payments from the Fixed Interest Account within seven years of when the purchase payment was allocated to the Fixed Interest Account.


EXCHANGE -- In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


FREE LOOK -- You may cancel your Contract within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Account, if applicable) or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).


GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures, and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the



                                     FFA-3
requested transaction in writing (or, when permitted, by telephone) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative (where applicable) before submitting the form or request.

INCOME ANNUITY -- This term is used throughout this Prospectus when we are referring to both Enhanced Income Annuities and Financial Freedom Income Annuities.

METLIFE -- MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT -- A Separate Account is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY -- An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.


YOU -- In this Prospectus, depending on the context, "You" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity or the participant or annuitant under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for PEDC, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(f) deferred compensation plans,
Section 457(e)(11) severance and death benefit plans and Section 415(m) qualified governmental excess benefit arrangements, "You" means the trustee or employer. In connection with a 403(b) plan termination, as of the date of the Contract or cash distribution under such distribution, "You" means the participant who has received such Contract or cash distribution.



                                     FFA-4

                               TABLE OF EXPENSES

--------------------------------------------------------------------------------
           FINANCIAL FREEDOM DEFERRED ANNUITIES AND INCOME ANNUITIES



The following tables describe the fees and expenses You will pay when You buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges You will pay at the time You purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers between the Divisions of your Deferred Annuity or Income Annuity. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are only applicable in certain jurisdiction, see Appendix A) and other taxes which may apply.



CONTRACT OWNER TRANSACTION EXPENSES



SALES LOAD IMPOSED ON PURCHASE PAYMENTS................................................... None
SEPARATE ACCOUNT EARLY WITHDRAWAL CHARGE1................................................. None
(as a percentage of each purchase payment funding the withdrawal from the Divisions of the
 Separate Account during the pay-in phase)
EXCHANGE FEE FOR DEFERRED ANNUITIES....................................................... None
SURRENDER FEE FOR DEFERRED ANNUITIES...................................................... None
ACCOUNT REDUCTION LOAN INITIATION FEE..................................................... $75(2)
ANNUAL ACCOUNT REDUCTION LOAN MAINTENANCE FEE............................................. $50(2)
(per loan outstanding)
TRANSFER FEE.............................................................................. None


The second table describes the fees and expenses that You will bear periodically during the time You hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.



SEPARATE ACCOUNT ANNUAL CONTRACT FEE(3)................................ None
SEPARATE ACCOUNT CHARGE(4)
(as a percentage of your average Account Value in the Separate Account)
General Administrative Expenses Charge................................. .20%
Mortality and Expense Risk Charge...................................... .75%
TOTAL SEPARATE ACCOUNT ANNUAL CHARGE
Current and Maximum Guaranteed Charge.................................. .95%



We are waiving 0.08% of the Separate Account Charge for the Division investing in the Brighthouse/Wellington Large Cap Research Portfolio of Brighthouse Trust
I. We are waiving the amount, if any, of the Separate Account charge equal to the underlying portfolio expenses that are in excess of 0.88% for the Division investing in the MFS(R) Research International Portfolio - Class A of Brighthouse Trust I. We are waiving an amount equal to the Portfolio expenses that are in excess 0.62% for the Division investing in the Oppenheimer Global Equity Portfolio of Brighthouse Trust I.

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that You may bear periodically while You hold the Contract. Certain Portfolios may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the BlackRock Capital Appreciation, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, MFS(R) Value Portfolio, PIMCO Inflation Protected Bond, SSGA Growth ETF, SSGA Growth and Income ETF Portfolios, which are Class E Portfolios; Brighthouse/Franklin Low Duration Total Return and Loomis Sayles Global Markets, which are Class B Portfolios, American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C Portfolios, and the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses.

------------

1 An Early Withdrawal Charge of up to 7% may be imposed on withdrawals made from assets allocated to the Fixed Interest Account. The Early Withdrawal Charges imposed depends on the Plan in which You participate. Please refer to our Certificate for the surrender charges that would apply to you. No Early Withdrawal Charge is imposed on withdrawals from the Divisions of the Separate Account.
2 Either or both fees may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.


                                     FFA-5

3  A $20 Annual Contract Fee is imposed on money in the Fixed Interest Account.
      This fee may be waived under certain circumstances.

4 Pursuant to the terms of the Contract, our total Separate Account charge will not exceed .95% of your average balance in the Divisions. For purposes of presentation here, we estimated the allocation between general administrative expenses and the mortality and expense risk charge for Deferred Annuities or the amount of underlying Portfolio shares we have designated in the Divisions to generate your income payments for Income Annuities.



MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.26%       1.12%


PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
-- CLASS 2
 American Funds Bond Fund.......................    0.36%     0.25%          0.02%
 American Funds Global Small
  Capitalization Fund...........................    0.70%     0.25%          0.04%
 American Funds Growth Fund.....................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund..............    0.26%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C..........................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C..........................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C..........................    0.06%     0.55%          0.01%
 Brighthouse Asset Allocation 100
  Portfolio -- Class A..........................    0.07%       --           0.01%
 Brighthouse/Franklin Low Duration Total
  Return Portfolio -- Class B...................    0.50%     0.25%          0.05%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class A.................    0.56%       --           0.02%
 Clarion Global Real Estate Portfolio --
  Class E.......................................    0.61%     0.15%          0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --           0.03%
 Harris Oakmark International Portfolio --
  Class E.......................................    0.77%     0.15%          0.04%
 Invesco Small Cap Growth Portfolio --
  Class E.......................................    0.85%     0.15%          0.03%
 Loomis Sayles Global Markets Portfolio --
  Class B.......................................    0.70%     0.25%          0.08%
 MFS(R) Research International Portfolio --
  Class A.......................................    0.69%       --           0.05%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A..........................    0.65%       --           0.04%
 Oppenheimer Global Equity Portfolio --
  Class A.......................................    0.66%       --           0.04%
 PIMCO Inflation Protected Bond
  Portfolio -- Class E..........................    0.47%     0.15%          0.50%
 PIMCO Total Return Portfolio -- Class A........    0.48%       --           0.08%
 SSGA Growth and Income ETF Portfolio --
  Class E.......................................    0.31%     0.15%          0.01%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                         AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
-- CLASS 2
 American Funds Bond Fund.......................   --             0.63%       --            0.63%
 American Funds Global Small
  Capitalization Fund...........................   --             0.99%       --            0.99%
 American Funds Growth Fund.....................   --             0.60%       --            0.60%
 American Funds Growth-Income Fund..............   --             0.53%       --            0.53%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C.......................... 0.42%            1.03%       --            1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C.......................... 0.43%            1.05%       --            1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C.......................... 0.40%            1.02%       --            1.02%
 Brighthouse Asset Allocation 100
  Portfolio -- Class A.......................... 0.67%            0.75%       --            0.75%
 Brighthouse/Franklin Low Duration Total
  Return Portfolio -- Class B...................   --             0.80%     0.07%           0.73%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class A.................   --             0.58%     0.04%           0.54%
 Clarion Global Real Estate Portfolio --
  Class E.......................................   --             0.81%       --            0.81%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.58%     0.02%           0.56%
 Harris Oakmark International Portfolio --
  Class E.......................................   --             0.96%     0.02%           0.94%
 Invesco Small Cap Growth Portfolio --
  Class E.......................................   --             1.03%     0.02%           1.01%
 Loomis Sayles Global Markets Portfolio --
  Class B.......................................   --             1.03%       --            1.03%
 MFS(R) Research International Portfolio --
  Class A.......................................   --             0.74%     0.10%           0.64%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A..........................   --             0.69%     0.02%           0.67%
 Oppenheimer Global Equity Portfolio --
  Class A.......................................   --             0.70%     0.10%           0.60%
 PIMCO Inflation Protected Bond
  Portfolio -- Class E..........................   --             1.12%     0.01%           1.11%
 PIMCO Total Return Portfolio -- Class A........   --             0.56%     0.03%           0.53%
 SSGA Growth and Income ETF Portfolio --
  Class E....................................... 0.20%            0.67%       --            0.67%



                                      FFA-6

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                            FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
 SSGA Growth ETF Portfolio -- Class E.......... 0.32%        0.15%          0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A...................................... 0.75%          --           0.03%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A......................... 0.65%          --           0.03%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A......................... 0.79%          --           0.06%
 BlackRock Bond Income Portfolio --
  Class A...................................... 0.33%          --           0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class E......................... 0.69%        0.15%          0.03%
 Brighthouse Asset Allocation 20
  Portfolio -- Class A......................... 0.09%          --           0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class A......................... 0.06%          --             --
 Brighthouse Asset Allocation 60
  Portfolio -- Class A......................... 0.05%          --             --
 Brighthouse Asset Allocation 80
  Portfolio -- Class A......................... 0.05%          --           0.01%
 Brighthouse/Artisan Mid Cap Value
  Portfolio -- Class A......................... 0.82%          --           0.03%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A......................... 0.46%          --           0.08%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A........... 0.70%          --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class A...................................... 0.71%          --           0.04%
 Jennison Growth Portfolio -- Class A.......... 0.60%          --           0.02%
 Loomis Sayles Small Cap Core Portfolio --
  Class A...................................... 0.90%          --           0.07%
 Loomis Sayles Small Cap Growth
  Portfolio -- Class A......................... 0.90%          --           0.07%
 MetLife Aggregate Bond Index Portfolio --
  Class A...................................... 0.25%          --           0.03%
 MetLife Mid Cap Stock Index Portfolio --
  Class A...................................... 0.25%          --           0.04%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A...................................... 0.30%          --           0.07%
 MetLife Russell 2000(R) Index Portfolio --
  Class A...................................... 0.25%          --           0.06%
 MetLife Stock Index Portfolio -- Class A...... 0.25%          --           0.02%
 MFS(R) Total Return Portfolio -- Class A...... 0.56%          --           0.05%
 MFS(R) Value Portfolio -- Class E............. 0.70%        0.15%          0.02%
 Neuberger Berman Genesis Portfolio --
  Class A...................................... 0.81%          --           0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A......................... 0.60%          --           0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A......................... 0.47%          --           0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A........... 0.56%          --           0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A......... 0.47%          --           0.02%
 Calvert VP SRI Balanced Portfolio --
  Class I...................................... 0.53%          --           0.16%
 Calvert VP SRI Mid Cap Portfolio.............. 0.77%          --           0.27%
 Equity-Income Portfolio -- Initial Class...... 0.44%          --           0.09%
 Freedom 2020 Portfolio -- Service Class 2..... --           0.25%            --



                                                                  TOTAL       FEE WAIVER    NET TOTAL
                                                   ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                   FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                        AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- -------------- ----------- --------------- -----------
 SSGA Growth ETF Portfolio -- Class E.......... 0.21%            0.70%       --            0.70%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A......................................   --             0.78%       --            0.78%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A.........................   --             0.68%     0.09%           0.59%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A.........................   --             0.85%     0.12%           0.73%
 BlackRock Bond Income Portfolio --
  Class A......................................   --             0.51%       --            0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class E.........................   --             0.87%     0.09%           0.78%
 Brighthouse Asset Allocation 20
  Portfolio -- Class A......................... 0.57%            0.69%     0.02%           0.67%
 Brighthouse Asset Allocation 40
  Portfolio -- Class A......................... 0.59%            0.65%       --            0.65%
 Brighthouse Asset Allocation 60
  Portfolio -- Class A......................... 0.61%            0.66%       --            0.66%
 Brighthouse Asset Allocation 80
  Portfolio -- Class A......................... 0.64%            0.70%       --            0.70%
 Brighthouse/Artisan Mid Cap Value
  Portfolio -- Class A.........................   --             0.85%     0.05%           0.80%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A.........................   --             0.54%       --            0.54%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...........   --             0.72%     0.11%           0.61%
 Frontier Mid Cap Growth Portfolio --
  Class A......................................   --             0.75%     0.02%           0.73%
 Jennison Growth Portfolio -- Class A..........   --             0.62%     0.08%           0.54%
 Loomis Sayles Small Cap Core Portfolio --
  Class A...................................... 0.03%            1.00%     0.08%           0.92%
 Loomis Sayles Small Cap Growth
  Portfolio -- Class A.........................   --             0.97%     0.09%           0.88%
 MetLife Aggregate Bond Index Portfolio --
  Class A......................................   --             0.28%     0.01%           0.27%
 MetLife Mid Cap Stock Index Portfolio --
  Class A...................................... 0.01%            0.30%       --            0.30%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A...................................... 0.01%            0.38%       --            0.38%
 MetLife Russell 2000(R) Index Portfolio --
  Class A...................................... 0.01%            0.32%       --            0.32%
 MetLife Stock Index Portfolio -- Class A......   --             0.27%     0.01%           0.26%
 MFS(R) Total Return Portfolio -- Class A......   --             0.61%       --            0.61%
 MFS(R) Value Portfolio -- Class E.............   --             0.87%     0.14%           0.73%
 Neuberger Berman Genesis Portfolio --
  Class A......................................   --             0.85%     0.01%           0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A.........................   --             0.62%     0.05%           0.57%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A.........................   --             0.50%       --            0.50%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...........   --             0.60%     0.06%           0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........   --             0.49%     0.01%           0.48%
 Calvert VP SRI Balanced Portfolio --
  Class I......................................   --             0.69%       --            0.69%
 Calvert VP SRI Mid Cap Portfolio..............   --             1.04%     0.05%           0.99%
 Equity-Income Portfolio -- Initial Class...... 0.03%            0.56%       --            0.56%
 Freedom 2020 Portfolio -- Service Class 2..... 0.58%            0.83%       --            0.83%



                                      FFA-7

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                            FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
 Freedom 2025 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2030 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2035 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2040 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2045 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2050 Portfolio -- Service Class 2.....   --         0.25%            --
 Government Money Market Portfolio --
  Initial Class................................ 0.18%        --             0.08%
 Growth Portfolio -- Initial Class............. 0.54%        --             0.10%
 Investment Grade Bond Portfolio -- Initial
  Class........................................ 0.31%        --             0.10%



                                                                  TOTAL       FEE WAIVER    NET TOTAL
                                                   ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                   FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                        AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- -------------- ----------- --------------- -----------
 Freedom 2025 Portfolio -- Service Class 2..... 0.60%            0.85%           --          0.85%
 Freedom 2030 Portfolio -- Service Class 2..... 0.65%            0.90%           --          0.90%
 Freedom 2035 Portfolio -- Service Class 2..... 0.68%            0.93%           --          0.93%
 Freedom 2040 Portfolio -- Service Class 2..... 0.68%            0.93%           --          0.93%
 Freedom 2045 Portfolio -- Service Class 2..... 0.68%            0.93%           --          0.93%
 Freedom 2050 Portfolio -- Service Class 2..... 0.68%            0.93%           --          0.93%
 Government Money Market Portfolio --
  Initial Class................................ --               0.26%           --          0.26%
 Growth Portfolio -- Initial Class............. --               0.64%           --          0.64%
 Investment Grade Bond Portfolio -- Initial
  Class........................................ --               0.41%           --          0.41%



The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from April 30, 2018 through April 30, 2019. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios' prospectuses for additional information regarding these arrangements.


Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLE

The example is intended to help You compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the Contract Owner Transaction Expenses (described in the first table), the Separate Account Annual Charge and other costs You bear while You hold the Deferred Annuity or Income Annuity (described in the second table) and the Total Annual Portfolio Operating Expenses (described in the third table).


EXAMPLE

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   the underlying Portfolio earns a 5% annual return; and


   o No Early Withdrawal Charges are deducted because there was no allocation to the Fixed Interest Account, regardless of whether You surrender your Deferred Annuity or do not surrender your Deferred Annuity or You annuitize (elect a pay-out option under your Deferred Annuity under which You receive income payments over your lifetime or for a period of at least 5 full years).




                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $207        $639      $1,098      $2,366
Minimum........     $121        $377      $  653      $1,439




                                     FFA-8

                            ACCUMULATION UNIT VALUES

--------------------------------------------------------------------------------

                               FOR EACH DIVISION

--------------------------------------------------------------------------------

See Appendix C.




                                     FFA-9

                                    METLIFE

--------------------------------------------------------------------------------

Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a $270.2 billion general account portfolio invested primarily in investment grade corporate bonds, structured finance securities, mortgage loans and U.S. Treasury and agency securities, as well as real estate and corporate equity, at December 31, 2017. The Company was incorporated under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York NY 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc.




                      METROPOLITAN LIFE SEPARATE ACCOUNT E
--------------------------------------------------------------------------------

We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Enhanced Preference Plus Account and Financial Freedom Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments and are not guaranteed by our parent company, MetLife, Inc., or by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While MetLife does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.



                               VARIABLE ANNUITIES

--------------------------------------------------------------------------------

There are two types of variable annuities described in this Prospectus:
Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the Divisions You choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus. The Prospectus describes the material features of the Deferred Annuities and the Income Annuities.


The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment



                                     FFA-10
company under the 1940 Act. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed annuity payments are subject to our financial strength and claims-paying ability.


The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to employers, associations, trusts or other groups for their employees, members or participants.


A DEFERRED ANNUITY


You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All tax sheltered annuities ("TSA(s)"), public employee deferred compensation ("PEDC") arrangements, 403(a) and individual retirement plan(s) ("IRA(s)") receive tax deferral under the Internal Revenue Code ("Code"). There are no additional tax benefits from funding these tax qualified arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral, such as the availability of a guaranteed income for life or the death benefit, for acquiring the Deferred Annuity within these arrangements.


NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If a non-natural person, such as a trust, is the Owner of a non-qualified Deferred Annuity, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a beneficiary under the Deferred Annuity will generally, eliminate the beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Deferred Annuity and the living (if any) and/or death benefits.


A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when You either take all of your money out of the account or You elect "income" payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing annuity contract. You should replace an existing contract only when You determine that the Deferred Annuity is better for You. You may have to pay a withdrawal charge on your existing contract, and the Deferred Annuity may impose a new withdrawal charge period. Before You buy a Deferred Annuity ask your registered representative if purchasing a Deferred Annuity would be advantageous, given the Deferred Annuity's features, benefits and charges.

You should talk to your tax adviser to make sure that this purchase will qualify as a tax-free exchange. If You surrender your existing contract for cash and then buy the Deferred Annuity, You may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Deferred Annuity may be delayed.


We no longer make the Enhanced Preference Plus Account Deferred Annuity available, however, current Contract Owners may continue to make additional purchase payments, and new participants may enroll under any issued group Contract.



AN INCOME ANNUITY

An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments You receive will depend on such things as the income payment type You choose, your investment choices and the amount of your purchase payment.

The Enhanced Preference Plus Account Income Annuities are no longer available.


                                     FFA-11

                            YOUR INVESTMENT CHOICES

--------------------------------------------------------------------------------

Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the Divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds(R) Portfolios, which are Class 2, and the following Brighthouse Trust I and Brighthouse Trust II
Portfolios: BlackRock Capital Appreciation, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, MFS(R) Value, PIMCO Inflation Protected Bond, SSGA Growth ETF, SSGA Growth and Income ETF Portfolios, which are Class E, Brighthouse/Franklin Low Duration Total Return and Loomis Sayles Global Markets, which are Class B, and American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation and American Funds(R) Moderate Allocation, which are Class C.

The investment choices are listed in alphabetical order below (based upon the Portfolio's legal names). (See Appendix D -- "Portfolio Legal and Marketing Names.") The Divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. While the Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. The degree of investment risk You assume will depend on the Divisions You choose. Since your Account Value or income payments are subject to the risks associated with investing in stocks and bonds, your Account Value and/or variable income payments based on amounts allocated to the Divisions may go down as well as up.


Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 1 800-638-7732 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment manager and any sub-investment manager.



              PORTFOLIO                         INVESTMENT OBJECTIVE           INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
------------------------------------- --------------------------------------- ------------------------------------------
AMERICAN FUNDS(R)
American Funds Bond Fund              Seeks as high a level of current        Capital Research and Management
                                      income as is consistent with the        Companysm
                                      preservation of capital.
American Funds Global Small           Seeks long-term growth of capital.      Capital Research and Management
 Capitalization Fund                                                          Companysm
American Funds Growth Fund            Seeks growth of capital.                Capital Research and Management
                                                                              Companysm
American Funds Growth-Income          Seeks long-term growth of capital and   Capital Research and Management
 Fund                                 income.                                 Companysm
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced            Seeks a balance between a high level    Brighthouse Investment Advisers, LLC
 Allocation Portfolio                 of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
American Funds(R) Growth Allocation   Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio
American Funds(R) Moderate            Seeks a high total return in the form   Brighthouse Investment Advisers, LLC
 Allocation Portfolio                 of income and growth of capital, with
                                      a greater emphasis on income.



                                     FFA-12

                PORTFOLIO                            INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------------- ----------------------------------------- ------------------------------------------
Brighthouse Asset Allocation 100          Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Franklin Low Duration         Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Total Return Portfolio                   while seeking preservation of             Subadviser: Franklin Advisers, Inc.
                                          shareholders' capital.
Brighthouse/Wellington Large Cap          Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Research Portfolio                                                                 Subadviser: Wellington Management
                                                                                    Company LLP
Clarion Global Real Estate Portfolio      Seeks total return through investment     Brighthouse Investment Advisers, LLC
                                          in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                          both capital appreciation and current     LLC
                                          income.
ClearBridge Aggressive Growth             Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: ClearBridge Investments,
                                                                                    LLC
Harris Oakmark International              Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Harris Associates L.P.
Invesco Small Cap Growth Portfolio        Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Markets              Seeks high total investment return        Brighthouse Investment Advisers, LLC
 Portfolio                                through a combination of capital          Subadviser: Loomis, Sayles &
                                          appreciation and income.                  Company, L.P.
MFS(R) Research International Portfolio   Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Morgan Stanley Mid Cap Growth             Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Morgan Stanley
                                                                                    Investment Management Inc.
Oppenheimer Global Equity Portfolio       Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond            Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio                                consistent with preservation of capital   Subadviser: Pacific Investment
                                          and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio              Seeks maximum total return,               Brighthouse Investment Advisers, LLC
                                          consistent with the preservation of       Subadviser: Pacific Investment
                                          capital and prudent investment            Management Company LLC
                                          management.
SSGA Growth and Income ETF                Seeks growth of capital and income.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: SSGA Funds
                                                                                    Management, Inc.
SSGA Growth ETF Portfolio                 Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: SSGA Funds
                                                                                    Management, Inc.
T. Rowe Price Mid Cap Growth              Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Victory Sycamore Mid Cap Value            Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio                                equity securities of mid-sized            Subadviser: Victory Capital
                                          companies.                                Management Inc.



                                     FFA-13

              PORTFOLIO                         INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
------------------------------------- ---------------------------------------- ------------------------------------------
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock   Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: Baillie Gifford Overseas
                                                                               Limited
BlackRock Bond Income Portfolio       Seeks a competitive total return         Brighthouse Investment Advisers, LLC
                                      primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                      fixed-income securities.
BlackRock Capital Appreciation        Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20       Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
 Portfolio                            with growth of capital as a secondary
                                      objective.
Brighthouse Asset Allocation 40       Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio                            income and growth of capital, with a
                                      greater emphasis on income.
Brighthouse Asset Allocation 60       Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio                            of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
Brighthouse Asset Allocation 80       Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Artisan Mid Cap Value     Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: Artisan Partners Limited
                                                                               Partnership
Brighthouse/Wellington Balanced       Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio                            with some current income.                Subadviser: Wellington Management
                                                                               Company LLP
Brighthouse/Wellington Core Equity    Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio              income over time and, secondarily,       Subadviser: Wellington Management
                                      long-term capital appreciation and       Company LLP
                                      current income.
Frontier Mid Cap Growth Portfolio     Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Frontier Capital
                                                                               Management Company, LLC
Jennison Growth Portfolio             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core          Seeks long-term capital growth from      Brighthouse Investment Advisers, LLC
 Portfolio                            investments in common stocks or          Subadviser: Loomis, Sayles &
                                      other equity securities.                 Company, L.P.
Loomis Sayles Small Cap Growth        Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: Loomis, Sayles &
                                                                               Company, L.P.
MetLife Aggregate Bond Index          Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio                            Bloomberg Barclays U.S. Aggregate        Subadviser: MetLife Investment
                                      Bond Index.                              Advisors, LLC
MetLife Mid Cap Stock Index           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio                            Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                      Composite Stock Price Index.             Advisors, LLC



                                     FFA-14

                PORTFOLIO                            INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------------- ----------------------------------------- ------------------------------------------
MetLife MSCI EAFE(R) Index Portfolio      Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
                                          MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                    Advisors, LLC
MetLife Russell 2000(R) Index Portfolio   Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
                                          Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                    Advisors, LLC
MetLife Stock Index Portfolio             Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
                                          Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                          Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio             Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                          investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio+                   Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio                    Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis Portfolio        Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
                                          principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth            Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth            Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic        Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio             consistent with preservation of           Subadviser: Western Asset
                                          capital.                                  Management Company
Western Asset Management                  Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio                consistent with preservation of capital   Subadviser: Western Asset
                                          and maintenance of liquidity.             Management Company
CALVERT FUND
Calvert VP SRI Balanced Portfolio         Seeks to achieve a competitive total      Calvert Research and Management
                                          return through an actively managed
                                          portfolio of stocks, bonds and money
                                          market instruments which offer
                                          income and capital growth
                                          opportunity.
Calvert VP SRI Mid Cap Portfolio          Seeks to provide long-term capital        Calvert Research and Management
                                          appreciation by investing primarily in
                                          a portfolio of the equity securities of
                                          mid-sized companies that are
                                          undervalued but demonstrate a
                                          potential for growth.



                                     FFA-15

             PORTFOLIO                        INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------- ---------------------------------------- ------------------------------------------
FIDELITY(R) VIP FUNDS
Equity-Income Portfolio             Seeks reasonable income. The fund        Fidelity Management & Research
                                    will also consider the potential for     Company
                                    capital appreciation. The fund's goal    Subadviser: FMR Co., Inc.
                                    is to achieve a yield which exceeds
                                    the composite yield on the securities
                                    comprising the S&P 500(R) Index.
Freedom 2020 Portfolio              Seeks high total return with a           Fidelity Management & Research
                                    secondary objective of principal         Company
                                    preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                    its target date and beyond.
Freedom 2025 Portfolio              Seeks high total return with a           Fidelity Management & Research
                                    secondary objective of principal         Company
                                    preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                    its target date and beyond.
Freedom 2030 Portfolio              Seeks high total return with a           Fidelity Management & Research
                                    secondary objective of principal         Company
                                    preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                    its target date and beyond.
Freedom 2035 Portfolio              Seeks high total return with a           Fidelity Management & Research
                                    secondary objective of principal         Company
                                    preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                    its target date and beyond.
Freedom 2040 Portfolio              Seeks high total return with a           Fidelity Management & Research
                                    secondary objective of principal         Company
                                    preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                    its target date and beyond.
Freedom 2045 Portfolio              Seeks high total return with a           Fidelity Management & Research
                                    secondary objective of principal         Company
                                    preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                    its target date and beyond.
Freedom 2050 Portfolio              Seeks high total return with a           Fidelity Management & Research
                                    secondary objective of principal         Company
                                    preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                    its target date and beyond.
Government Money Market Portfolio   Seeks as high a level of current         Fidelity Management & Research
                                    income as is consistent with             Company
                                    preservation of capital and liquidity.   Subadviser: Fidelity Investments
                                                                             Money Management, Inc.
Growth Portfolio                    Seeks to achieve capital appreciation.   Fidelity Management & Research
                                                                             Company
                                                                             Subadviser: FMR Co., Inc.
Investment Grade Bond Portfolio     Seeks as high a level of current         Fidelity Management & Research
                                    income as is consistent with the         Company
                                    preservation of capital.                 Subadviser: Fidelity Investments
                                                                             Money Management, Inc.



++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



                                     FFA-16

Certain Portfolios have been subject to a change. Please see Appendix C --"Additional Information Regarding the Portfolios."


INVESTMENT CHOICES WHICH ARE FUND OF FUNDS



The following Portfolios available within Brighthouse Trust I and Brighthouse Trust II are "fund of funds":


Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio

"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The Contract or other correspondence we provide You will indicate the Divisions that are available to You. Your investment choices may be limited because:

   o Your employer, association or other group contract holder limits the available Divisions.

   o   We have restricted the available Divisions.

   o   Some of the Divisions are not approved in your state.

The Divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of Brighthouse Trust I, Brighthouse Trust II, Calvert Fund, Fidelity(R) VIP Funds and American Funds(R) Portfolios are made available only through various insurance company annuities and life insurance policies.

Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds and American Funds(R) are each a "series" type fund registered with the SEC as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of Brighthouse Trust I and Brighthouse Trust II pay Brighthouse Investment Advisers, LLC a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. The Portfolios of the Calvert Fund pay Calvert Asset Management Company, Inc. a monthly fee for its services as their investment manager. Similarly, the Portfolios of the Fidelity(R) VIP Funds pay Fidelity Management & Research Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds and American Funds(R).


                                     FFA-17

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS


An investment manager or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") where MetLife, Inc. retained an ownership interest of 19.2% non-voting common stock outstanding of Brighthouse Financial, Inc. Brighthouse subsidiaries include Brighthouse Investment Advisers, LLC, which serves as the investment adviser for the Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and Our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby we receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. As of December 31, 2017, approximately 85% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.


Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in each Portfolio's prospectus. (See the Fee Table and "Who Sells the Deferred Annuities and Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment return.


PORTFOLIO SELECTION


We select the Portfolios offered through the Contracts based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment manager are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Portfolios.


                                     FFA-18

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.



                               DEFERRED ANNUITIES

--------------------------------------------------------------------------------
This Prospectus describes the following Deferred Annuities under which You can accumulate money:

Financial Freedom Account:
o    TSA (Tax Sheltered Annuity)
o    403(a) (Qualified annuity plans under Section 403(a))
o    Non-Qualified (for certain deferred arrangements and plans)

Enhanced Preference Plus Account:
o    TSA (Tax Sheltered Annuity)
o    403(a) (Qualified annuity plans under Section 403(a))
o    PEDC (Public Employee Deferred Compensation)
o    Traditional IRA (Individual Retirement Annuities)
o    Non-Qualified
o    Non-Qualified (for certain deferred arrangements and plans)

These Non-Qualified Deferred Annuities (for certain deferred arrangements and plans) include Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(e)(11) severance and death benefits plans, and for Financial Freedom Deferred Annuities only, Section 415(m) qualified governmental excess benefit arrangements. The Non-Qualified Deferred Annuities for Section 457(e)(11) severance and death benefit plans have special tax risks. We no longer offer
Section 457(e)(11) severance and death benefit plans but will accept purchase payments for those already issued.


In general under these types of non-qualified deferred compensation arrangements, all assets under the plan (including the Contract) are owned by the employer (or a trust subject to the claims of the employer's creditors). Participants may be permitted, if authorized under the plan, to make certain "deemed" investment choices and allocations. However, the entire interest under the Contract remains the property of the employer and any Account Values thereunder are maintained solely for accounting purposes under the plan.


These Deferred Annuities are issued to a group. You are then a participant under the group's Deferred Annuity. Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:


   o Allocated (your Account Value records are kept for You as an individual); or

   o Unallocated (Account Value records are kept for a plan or group as a whole).



THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN


If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Value. Also, the Deferred Annuity may require that You or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.



403(B) PLAN TERMINATIONS

Upon a 403(b) plan termination, your employer is required to distribute your plan benefits under the Contract to You. Your employer may permit You to receive your distribution of your 403(b) plan benefit in cash or in the form of the Contract.


If You elect to receive your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn from the Fixed Interest Account may be subject to an Early Withdrawal Charge. Outstanding loans will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition your cash distributions are subject to


                                     FFA-19
withholding, ordinary income tax and applicable Federal income tax penalties. (See "Income Taxes.") However, if your employer chooses to distribute cash as the default option, your employer may not give You the opportunity to instruct MetLife to make, at a minimum, a direct transfer to another funding option or annuity contract issued by us or one of our affiliates, which may avoid an Early Withdrawal Charge. In that case, You will receive the net cash distribution, less any applicable Early Withdrawal Charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.


If You receive the distribution in the form of the Contract, we will continue to administer the Contract according to its terms. However in that case, You may not make any additional purchase payments or take any loans. In addition, MetLife will rely on You to provide certain information that would otherwise be provided to MetLife by the employer or plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of the Contract as a default option when that Contract is an investment vehicle for a TSA ERISA plan.


OTHER PLAN TERMINATIONS



Upon termination of a retirement plan that is not a Section 403(b) plan, your employer is generally required to distribute your plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable Early Withdrawal Charges. Outstanding loans, if available will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition, your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See "Income Taxes.") However, your employer may not give You the opportunity to instruct MetLife to make, at a minimum, a direct transfer to another funding option or annuity contract issued by us or one of our affiliates which may avoid a withdrawal charge. In that case, You will receive the net cash distribution, less any applicable Early Withdrawal Charge from assets allocated to the Fixed Interest Account and witholding.



AUTOMATED INVESTMENT STRATEGIES


There are five automated investment strategies available to You for Enhanced Deferred Annuities. We created these investment strategies to help You manage your money. You decide if one is appropriate for You based upon your risk tolerance and savings goals. The Equity Generator is the only investment strategy available for Financial Freedom Deferred Annuities. These investment strategies are available to You without any additional charges. As with any investment program, no strategy can guarantee a gain -- You can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.


The Allocator, the Equalizer and the Index Selector are not available to all Enhanced Deferred Annuities. Certain administrative platforms may have an alternative dollar cost averaging program that permits an amount to be transferred from any Division to one or more different Divisions on a monthly, quarterly, semi-annual or annual basis. Certain administrative platforms may have an alternative rebalancing program that permits rebalancing on a one-time, quarterly, semi-annually or annual basis. Your enrollment form will indicate if any of the automated investment strategies or the alternative dollar cost averaging program and the alternative rebalancing program is available under Your Contract.

THE EQUITY GENERATOR(R): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division, based on your selection. If your Fixed Interest Account Value at the time of a scheduled transfer is zero, this strategy is automatically discontinued.


Certain administrative platforms may allow an amount equal to the interest earned in the Fixed Interest Account to be transferred quarterly to the MetLife Stock Index Division.


As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and You never request allocation changes or transfers, You will not pay more in Early Withdrawal Charges than your Contract earns. Early Withdrawal Charges may be taken from any of your earnings in the Fixed Interest Account.

THE EQUALIZERSM: You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. Each quarter, amounts are transferred between the Fixed Interest Account and your chosen Division to make the value of each equal. For example, if You choose the


                                     FFA-20

MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.


THE REBALANCER(R): You select a specific asset allocation for your entire Account Value from among the Divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Value in each option back to your original allocation. In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.

THE INDEX SELECTOR(R): You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account Value is allocated among the MetLife Aggregate Bond Index, MetLife Stock Index, MetLife MSCI EAFE(R) Index, MetLife Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account. Each quarter, the percentage in each of these Divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the Divisions and the Fixed Interest Account.

In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.


We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative (where applicable).

You may choose another Index Selector(R) strategy or terminate your Index Selector(R) strategy at any time. If You choose another Index Selector(R) strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to select the Index Selector(R) strategy again, You must select from the asset allocation models available at that time.


THE ALLOCATORSM: Each month, a dollar amount You choose is transferred from the Fixed Interest Account to any of the Divisions You choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account Value is exhausted, this strategy is automatically discontinued.


The Equity Generator(R) and the Allocator(SM) are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You wish to continue the strategy through periods of fluctuating prices.

We may terminate all transactions under any automated investment strategy, depending on your administrative platform, upon notification of your death.


PURCHASE PAYMENTS

There is no minimum purchase payment.

For Non-Qualified Deferred Annuities for certain deferred arrangements or plans (except those for Section 415(m) arrangements), we may require that each purchase payment be at least $2,000. In addition, we may require that your total purchase payments must be at least $15,000 for the first Contract Year and at least $5,000 each subsequent Contract Year.

Unless limited by tax law, You may continue to make purchase payments under Enhanced Deferred Annuities while You receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, salary reduction or salary deduction. You may make purchase payments to your Deferred Annuity whenever You choose, up to the date You begin receiving payments from a pay-out option.

In the case of TSA Deferred Annuity money being transferred from a fixed account of another insurance company where You did not have access to your money because the company was being rehabilitated or liquidated, we may add additional money to the amount transferred to us to reflect the earlier lack of access.



                                     FFA-21

PURCHASE PAYMENTS -- SECTION 403(B) PLANS


The Internal Revenue Service ("IRS") announced regulations affecting Section 403(b) plans and arrangements which were generally effective January 1, 2009. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under Section 403(b) under certain conditions (so-called "90-24 transfers"). The regulations have the following effect regarding transfers: (1) an issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this employer requirement.


In consideration of these regulations, we have determined only to make available the Contract for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract.

If your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into your Contract, we urge You to consult with your tax adviser prior to making additional purchase payments.


ALLOCATION OF PURCHASE PAYMENTS


You decide how your money is allocated among the Fixed Interest Account and the Divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

If You choose to make an allocation to the asset allocation Divisions with your initial purchase payment, 100% of your allocation to the investment choices must be to only one of the asset allocation Divisions. After the initial purchase payment has been made, You may allocate subsequent purchase payments or make transfers from any asset allocation Division to any investment choice or to one or more of the asset allocation Divisions. We reserve the right to make certain changes to the Divisions. (See "Your Investment Choices -- Portfolio Selection.")



LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

   o   Federal tax laws;

   o Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling You in writing at least 90 days in advance;

   o Regulatory requirements. For example, if You reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after You have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to You after You turn age 60; or after You turn age 63, if the Deferred Annuity was issued before You were age 61 (except under the Enhanced PEDC Deferred Annuity);

   o Retirement, for certain Deferred Annuities. You may no longer make purchase payments if You retire;

   o   Leaving your job (for TSA and 403(a) Deferred Annuities);

   o   A withdrawal based on your leaving your job; and

   o Receiving systematic termination payments (described later) from both the Separate Account and the Fixed Interest Account.


THE VALUE OF YOUR INVESTMENT


Accumulation Units are credited to You when You make purchase payments or transfers into a Division. When You withdraw or transfer money from a Division, Accumulation Units are liquidated. We determine the number of Accumulation Units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.


                                     FFA-22

This is how we calculate the Accumulation Unit Value for each Division:


   o First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

   o Finally, we multiply the previous Accumulation Unit Value by this result.


EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS


Assume You make a purchase payment of $500 into one Division and that Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 Accumulation Units.




  $500
------
          =   50 Accumulation Units
   $10


CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

           $10.00 x .95 = $9.50 is the new Accumulation Unit Value


TRANSFERS


You may make tax-free transfers between Divisions or between the Divisions and the Fixed Interest Account. Such transfers are free of any Early Withdrawal Charges from the Fixed Interest Account to You, except under certain Financial Freedom Deferred Annuities where You may incur Early Withdrawal Charges, if applicable, for money transferred from the Fixed Interest Account to the Divisions. Some additional restrictions may also apply to transfers from the Fixed Interest Account to the Divisions. For us to process a transfer, You must tell us:


   o   The percentage or dollar amount of the transfer;


   o The Divisions (or Fixed Interest Account) from which You want the money to be transferred;

   o The Divisions (or Fixed Interest Account) to which You want the money to be transferred; and


   o Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.


For additional transfer restrictions (see "General Information -- Valuation -- Suspension of Payments").


WE MAY REQUIRE YOU TO:

   o   Use our forms;


   o Maintain a minimum Account Value (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or


   o Transfer a minimum amount if the transfer is in connection with the Allocator.


                                     FFA-23

RESTRICTIONS ON TRANSFERS



RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios. In addition, as described below, we intend to treat all American Funds(R) as Monitored Portfolios. We monitor transfer/reallocation activity in the following Monitored Portfolios:


     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their Portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds(R) restrictions. There is no guarantee that this process will detect all contract holders whose transfer/reallication activity in the American Funds(R) Portfolios violates this monitoring policy.


                                     FFA-24

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.

Your third-party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitations and may change from time to time as those systems are upgraded.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a



                                     FFA-25
large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



ACCESS TO YOUR MONEY


You may withdraw either all or part of your Account Value from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Value, if less). To process your request, we need the following information:


   o   The percentage or dollar amount of the withdrawal; and


   o The Divisions (or Fixed Interest Account) from which You want the money to be withdrawn.

Your withdrawal may be subject to income taxes, tax penalties and Early Withdrawal Charges or amounts withdrawn from the Fixed Interest Account.


Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


You may submit a written withdrawal request, which must be received at your Administrative Office on or before the date the pay-out phase begins, that indicates that the withdrawal should be processed as of the date the pay-out phase begins, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit Value calculated as of the date the pay-out phase begins.



ACCOUNT REDUCTION LOANS


We may administer loan programs made available through plans or group arrangements on an account reduction basis for certain Deferred Annuities. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Division and the Fixed Interest Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated to the Divisions and the Fixed Interest Account in the same percentages as your current investment election for contributions. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



SYSTEMATIC WITHDRAWAL PROGRAM FOR ENHANCED TSA AND IRA AND FINANCIAL FREEDOM TSA AND 403(A) DEFERRED ANNUITIES


If we agree and if approved in your state for Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities, You may choose to automatically withdraw a specific dollar amount or a percentage of your Account Value each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time


                                     FFA-26
frame You select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Early Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. For the Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities, if You elect to receive payments through this program, You must have no loan outstanding from the Fixed Interest Account and You must either be 59 1/2 years old or have left your job. Tax law generally prohibits withdrawals from Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities before You reach 59 1/2. Your Account Value will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments You would receive from a Deferred Annuity pay-out option or under an Income Annuity.

If You elect to withdraw a dollar amount, we will pay You the same dollar amount each Contract Year. If You elect to withdraw a percentage of your Account Value, each Contract Year, we recalculate the amount You will receive based on your new Account Value.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Divisions in which You have an Account Value.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If You choose to receive a percentage of your Account Value, we will determine the amount payable on the date these payments begin. When You first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if You select to receive payments on a monthly basis with the percentage of your Account Value You request equaling $12,000, and there are six months left in the Contract Year, we will pay You $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay You over the Contract Year either the amount that You chose or an amount equal to the percentage of your Account Value You chose. For example, if You select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Value equals $12,000 at the start of a Contract Year, we will pay You $1,000 a month.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Divisions in which You then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in Good Order at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should request payment by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month on the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made at any time. If You make any of these changes, we will treat your request as though You were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at your Administrative Office at least 30 days in advance.

Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us at your Administrative Office. We may also terminate your participation in the program, depending on your administrative platform, upon notification of your death.

Systematic Withdrawal Program payments may be subject to an Early Withdrawal Charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When You first elect the program, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date


                                     FFA-27
of that Contract Year. We will determine separately the Early Withdrawal Charge from the Fixed Interest Account and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

Although Early Withdrawal Charges do not apply to Systematic Withdrawal Program payments from your Separate Account Value, Early Withdrawal Charges may apply to Systematic Withdrawal Program payments from your Fixed Interest Account Value.


Participation in the Systematic Withdrawal Program is subject to our administrative procedures.


MINIMUM DISTRIBUTION


In order for You to comply with certain tax law provisions, You may be required to take money out of your Deferred Annuity. Rather than receiving your required minimum distribution in one annual lump-sum payment, You may request that we pay it to You in installments throughout the calendar year. However, we may require that You maintain a certain Account Value at the time You request these payments. We may terminate your participation in the program, depending on your administrative platform, upon notification of your death.



ANNUAL CONTRACT FEE

There is no Separate Account Annual Contract Fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year.


ACCOUNT REDUCTION LOAN FEES


We may make available account reduction loans. If your plan or group of which You are a participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 account reduction loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Division and the Fixed Interest Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.



CHARGES


There are two types of charges You pay while You have money in a Division:


   o   Insurance-related charge (or Separate Account charge), and

   o   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Early Withdrawal Charge may not fully cover all of the sales and deduction expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Contract charges.


The Separate Account charge You pay will not reduce the number of Accumulation Units credited to You. Instead, we deduct the charge as part of the calculation of the Accumulation Unit Value.



INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 0.95% annually of the average value of the amount You have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity. MetLife guarantees that the Separate Account insurance-related charge will not increase while You have this Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.


The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your "pay-in" phase is larger than your Account Value. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).


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INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on which Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES


Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Values and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Values or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.


Premium taxes, if applicable, depend on the Deferred Annuity You purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Value, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

We reserve the right to deduct from the Deferred Annuity for any income taxes which we incur because of the Deferred Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Deferred Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Deferred Annuity, and in that event we may deduct such tax from the Deferred Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.



FREE LOOK


You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).



DEATH BENEFIT

One of the insurance guarantees we provide You under your Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies) under the following Deferred
Annuitites:

   o   Enhanced TSA

   o   Enhanced Non-Qualified

   o   Enhanced 403(a)

   o   Enhanced Traditional IRA

   o   Financial Freedom TSA

   o   Financial Freedom 403(a)


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For the following Deferred Annuities the trustee receives the death benefit:

   o   Non-Qualified Deferred Annuity for

       o   Section 457(f) deferred compensation plan

       o   Section 451 deferred fee arrangements

       o   Section 451 deferred compensation plans

       o   Section 457(e)(11) severance and death benefit plans

       o   Section 415(m) qualified governmental excess benefit arrangements

   o For PEDC Deferred Annuities, the employer or trustee receives the death benefit.

The death benefit your beneficiary receives will be the greatest of:


   o   Your Account Value;



   o Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or


   o The total of all of your purchase payments less any partial withdrawals (including any applicable Early Withdrawal Charge).

In each case, we deduct the amount of any outstanding loans from the death benefit.

The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If we are notified of your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we may cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method.


Until the beneficiary (or each beneficiary if there are multiple beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk.

Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Value in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions until each of the other beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take the payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.


If permitted in the Contract, if the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities and continue the Contract under the terms and conditions of the Contract that applied prior to the Owner's death, with certain exceptions described in the Contract. In that case, the Account Value will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in a Division and the Fixed Interest Account as each bears to the total Account Value.) If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Value as of December 31 following the end of the fifth Contract Year and every other five-year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable Early Withdrawal Charges will be assessed against future withdrawals.


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There is no death benefit after the pay-out phase begins, however, depending on the pay-out option you select, any remaining guarantee will be paid to your beneficiary.


TOTAL CONTROL ACCOUNT

The beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


PAY-OUT OPTIONS (OR INCOME OPTIONS)


You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Value (less any premium taxes, outstanding loans and applicable Contract fees), then we apply the net amount to the option. (See "Income Taxes" for a discussion of partial annuitization.) You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. We are currently waiving this fee. The variable pay-out option may not be available in all states.


When considering a pay-out option, You should think about whether You want:

   o Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

   o   A fixed dollar payment or a variable payment; and

   o   A refund feature.


Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which You will receive your income payments. If You do not tell us otherwise, your Fixed Interest Account Value will be used to provide a Fixed Income Option and your Separate Account Value will be used to provide a variable pay-out income option.


You can change or extend the date income payments begin at any time before the date specified in the Contract with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.

Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase.




                                INCOME ANNUITIES

--------------------------------------------------------------------------------
Income Annuities provide You with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, You may receive your payments on a monthly, quarterly,



                                     FFA-31
semi-annual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that You begin receiving payments immediately or You can apply the Account Value of your Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, You may defer receiving payments from us for one year after You have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.


We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If You annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

Using proceeds from the following types of arrangements, You may purchase Income Annuities to receive immediate payments:


o    TSA

o    403(a)

o    Non-Qualified (for certain deferred arrangements and plans)


If You have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how You may be affected.


INCOME PAYMENT TYPES


Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when You decide to take a pay-out option or at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

   o Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

   o Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.


   o Beneficiary: the person who receives continuing payments/or a lump sum payment if the Owner dies.


Many times, the Owner and the Annuitant are the same person.

When deciding how to receive income, consider:

   o   The amount of income You need;

   o   The amount You expect to receive from other sources;

   o   The growth potential of other investments; and

   o   How long You would like your income to last.


Your income payment amount will depend in large part on the type of income payment You choose. For example, if You select a "Lifetime Income Annuity for Two," your payments will typically be lower than if You select a "Lifetime Income Annuity." Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or Joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger. Where


                                     FFA-32
required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than those guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. Tax rules with respect to decedent Contracts may prohibit election of Lifetime Income for Two income types and/or may also prohibit payments for as long as the Owner's life in certain circumstances. The terms of your Contract will determine when your income payments start and the frequency with which You will receive your income payments. When You select an income type, it will apply to both fixed income payments and variable income payments.


We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations.

The following income payment types are available:


LIFETIME INCOME ANNUITY: A variable income that is paid as long as the Annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Owner of the annuity (or the beneficiary, if the Owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the Annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the Annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the Annuitant dies before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two Annuitants is living. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Owner of the annuity (or the beneficiary, if the Owner dies during the guarantee period) until the end of the guaranteed period. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either Annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both Annuitants die before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a Contract with this income payment type. If the Owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.



MINIMUM SIZE OF YOUR INCOME PAYMENT

Your initial income payment must be at least $50. If You live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to provide this minimum initial income payment.



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ALLOCATION



You decide what portion of your income payment is allocated among the Fixed Income Option and the Divisions.



THE VALUE OF YOUR INCOME PAYMENTS


AMOUNT OF INCOME PAYMENTS


Variable income payments from a Division will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract fee), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains fixed for the duration of the Contract if no reallocations are made.


The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.


Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then-current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the Annuitant that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the Owner will be given the benefit of the higher rates.



ANNUITY UNITS


Annuity Units are credited to You when You make a purchase payment or make a reallocation into a Division. Before we determine the number of Annuity Units to credit to You, we reduce a purchase payment (but not a reallocation) by any premium taxes and the Contract fee, if applicable. We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to a Division) by the Annuity Unit Value on the date of the transaction. The result is the number of Annuity Units credited for that Division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When You reallocate an income payment from a Division, Annuity Units supporting that portion of your income payment in that Division are liquidated.



AIR


Your income payments are determined by using the AIR to benchmark the investment experience of the Divisions You select. We currently offer a 3% and 4% AIR. Certain states may require a different AIR or a cap on what AIR may be chosen. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Divisions.


The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.


The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.


                                     FFA-34

VALUATION


This is how we calculate the Annuity Unit Value for each Division:


   o First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

   o Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

   o   Finally, we multiply the previous Annuity Unit Value by this result.


REALLOCATIONS


You may make reallocations among the Divisions or from the Divisions to the Fixed Income Option. Once You reallocate your income payment into the Fixed Income Option You may not later reallocate amounts from the Fixed Income Option to the Divisions. If You reside in certain states You may be limited to four options (including the Fixed Interest Option).

Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the Divisions or other funds to generate your income payments.


Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange on that business day. All other reallocation requests in Good Order will be processed on the next business day.

For us to process a reallocation, You must tell us:

   o   The percentage of the income payment to be reallocated;


   o   The Divisions from which You want the income payment to be reallocated;
       and



   o The Divisions or Fixed Income Option (and the percentages allocated to each) to which You want the income payment to be reallocated.

When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.



   o First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;


   o Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

   o Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation; and

   o Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.


When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.


You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a beneficiary's ability to make a reallocation.



                                     FFA-35

Here are examples of the effect of a reallocation on the income payment:


   o Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 + ($125 - $100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)



   o Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will also be made to the number of Annuity Units in both Divisions as well.)



RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios. In addition, as described below, we intend to treat all American Funds(R) as Monitored Portfolios. We monitor transfer/reallocation activity in the following Monitored Portfolios:


     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their Portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures.


                                     FFA-36

Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds(R) restrictions. There is no guarantee that this process will detect all contract holders whose transfer/reallication activity in the American Funds(R) Portfolios violates this monitoring policy.


Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.

Your third-party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitations and may change from time to time as those systems are upgraded.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance


                                     FFA-37
companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



CONTRACT FEE

There is no Contract fee under the Income Annuities.


CHARGES


There are two types of charges You pay if You allocate any of your income payment to the Divisions:


   o   Insurance-related charge (or Separate Account charge); and

   o   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain Contract charges.


The Separate Account charge You pay will not reduce the number of Annuity Units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.



INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 0.95% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).


INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on the Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.


                                     FFA-38

PREMIUM AND OTHER TAXES


Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when You make the purchase payment.

Premium taxes, if applicable, depend on the Income Annuity You purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

We reserve the right to deduct from the Income Annuity for any income taxes which we incur because of the Income Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Income Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Income Annuity, and in that event we may deduct such tax from the Income Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.


FREE LOOK



You may cancel your Income Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The "free look" may also vary depending on your age and whether You purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payment or (ii) the value of your Accumulation Units as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).


If You do not cancel your Income Annuity during the "free-look" period, your decision to purchase the Income Annuity is irrevocable.

You do not have a "free look" if You are electing income payments in the pay-out phase of your Deferred Annuity.




                              GENERAL INFORMATION

--------------------------------------------------------------------------------
ADMINISTRATION


All transactions will be processed in the manner described below.


PURCHASE PAYMENTS


Send your purchase payments, by check, cashier's check or certified check made payable to "MetLife," to your Administrative Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments.


We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.



                                     FFA-39

Purchase payments (including any portion of your Account Value under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in Good Order at your Administrative Office, except when they are received:


   o On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

   o   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.


We reserve the right to credit your initial purchase payment to You within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which You are a participant or member must identify You on their reports to us and tell us how your money should be allocated among the Divisions and the Fixed Interest Account/Fixed Income Option.



CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities and the Non-Qualified Financial Freedom Deferred Annuity for 415(m) qualified governmental excess benefit arrangements are confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


PROCESSING TRANSACTIONS

We permit You to request transactions by mail and telephone. We make Internet access available to You for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.


If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an Owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.



BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to You include:


   o   Account Value


   o   Unit Values

   o   Current rates for the Fixed Interest Account

   o   Transfers

   o   Changes to investment strategies

   o   Changes in the allocation of future purchase payments.


Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a


                                     FFA-40
day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at your Administrative Office to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



TELEPHONE AND COMPUTER SYSTEMS


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to your Administrative Office.


Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.

We are not responsible or liable for:

   o any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or

   o any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.


AFTER YOUR DEATH


If we are notified of your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we may cancel the request. For example, if You request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint Annuitant or pay your beneficiary a refund.



ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA ("Employee Retirement Income Security Act of 1974") annuity Contracts to be abandoned after a period of inactivity of three to five years from the Contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary of the Contract Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7732 to make such changes.


                                     FFA-41

MISSTATEMENT


We may require proof of age of the Annuitant, Owner, or beneficiary before making any payments under this Contract that are measured by the Annuitant's, Owner's, or beneficiary's life. If the age of the Annuitant, Owner, or beneficiary has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age.


Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any under payments.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing your requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as You and your Contract. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation and Annuity Unit Values; cause the release and possible destruction of your confidential information or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



THIRD PARTY REQUESTS


Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners, and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.



VALUATION -- SUSPENSION OF PAYMENTS


We separately determine the Accumulation Unit Value and Annuity Unit Value for each Division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.

When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of Annuity Units You receive on the next available Annuity Unit Value.


We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

   o rules of the SEC so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

   o   during any other period when the SEC by order so permits.


                                     FFA-42

ADVERTISING PERFORMANCE



We periodically advertise the performance of the Divisions. You may get performance information from a variety of sources including your quarterly statements, your sales representative (where applicable), the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an Accumulation (or Annuity) Unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges since the Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the Divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds and American Funds(R) Portfolios since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities or Income Annuities had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.


We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.


We may state performance for the Divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in Annuity Unit Value.


We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the



                                     FFA-43
illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and the average of investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable Separate Account charge (rather than the maximum), as well as the Annuity Unit Values and the investment-related charge.

An illustration should not be relied upon as a guarantee of future results.

Historical performance information should not be relied on as a guarantee of future performance results.

Past performance is no guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and Early Withdrawal Charges.


CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY


We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity Owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:


   o   To operate the Separate Account in any form permitted by law.

   o To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations transactions permitted.


   o To transfer any assets in a Division to another Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Divisions in the Separate Account.



   o To substitute for the Portfolio shares in any Division, the shares of another class of Brighthouse Trust I, Brighthouse Trust II or the shares of another investment company or any other investment permitted by law.


   o To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.

   o To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.


If any changes result in a material change in the underlying investments of a Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.



VOTING RIGHTS


Based on our current view of applicable law, You have voting interests under your Deferred Annuity or Income Annuity concerning Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds or American Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.


You are entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements,
Section 451 deferred compensation plans, Section 457(e)(11) severance and death benefit plans and the TSA Deferred Annuity and Income Annuities under which the employer retains all rights, we will provide You with the number of copies of voting instruction soliciting materials that You request so that You may furnish such materials to participants who may give You voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.



                                     FFA-44

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners or Annuitants may control the outcome of a vote. Shares of Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds or American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:
The shares for which voting instructions are received; and

The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.


WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES



MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities and Income Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities and Income Annuities). MLIDC does not retain any fees under the Deferred Annuities and Income Annuities.


MLIDC's principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as well as the securities commissions in the states in which it operates, and is a member of the Financial Regulatory Industry Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Deferred Annuities are sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Deferred Annuities may also be sold through the mail, the Internet or by telephone.


There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities. MLIDC pays compensation based upon a "gross dealer concession" model. With respect to the Deferred Annuities, the gross dealer concession ranges from 0.75% to 3% of each purchase payment and, starting in the second Contract Year, 0.09% of the Account Value each year that the Contract is in force for servicing the Contract. With respect to Income Annuities, the gross dealer concession is 6% of the purchase payment and, starting in the second Contract Year, 0.18% of the amount available from which income payments are made for each year the Contract is in force for servicing the Income Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession credited upon an annuitization depends on several factors, including the number of years the Contract has been in force.


We may make payments to MLIDC that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for MLIDC's management team, advertising expenses, and other expenses of distributing the Contracts. MLIDC's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with MLIDC. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines directly from us or the distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to different



                                     FFA-45
compensation rates. Ask your sales representative (where applicable) for further information about what your sales representative (where applicable) and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.



From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market our variable annuity contracts. These organizations are compensated for their sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Values their members hold in the Contract. We also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market our variable annuity contracts. These organizations are compensated for their sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Values their members hold in the Contract. We also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.



FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



YOUR SPOUSE'S RIGHTS



If You received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney.

Any reference to "spouse" includes those persons who are married under state law, regardless of sex.


WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY


We may not cancel your Income Annuity.


We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 36 consecutive months and your Account Value is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we cancel a Deferred Annuity issued in New York, we will return the full Account Value. In all other cases, You will receive an amount equal to what You would have received if You had requested a total withdrawal of your Account Value. Early Withdrawal Charges may apply.


We may cancel your Non-Qualified Deferred Annuity for Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans and Section 457(e)(11) severance and death



                                     FFA-46
benefit plans if we do not receive any purchase payments from You for 12 consecutive months and your Account Value is less than $15,000. Certain Deferred Annuities do not contain these cancellation provisions.


At our option, we may cancel certain TSA and PEDC Deferred Annuities if we determine that changes to your retirement plan would cause MetLife to pay more interest than we anticipated or to make more frequent payments than we anticipated in connection with the Fixed Interest Account. We may also cancel these Deferred Annuities, as legally permitted, if your retirement plan terminates or no longer qualifies as a tax sheltered arrangement. Also, the employer and MetLife may each cancel the Deferred Annuity upon 90 days notice to the other party.


We will not terminate any Contract where we keep records of your account if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if your plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Account Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.



SPECIAL CHARGES THAT APPLY IF YOUR RETIREMENT PLAN TERMINATES ITS DEFERRED ANNUITY OR TAKES OTHER ACTION


Under certain TSA Deferred Annuities, amounts equal to some or all of the early withdrawal charge imposed under a contract of another issuer in connection with the transfer of money into a TSA Deferred Annuity may be credited to your Account Value. If such amounts are credited to a TSA Deferred Annuity, special termination charges may be imposed. These charges may also apply if the plan introduces other funding vehicles provided by other carriers. Charges are not imposed on plan participants; but rather are absorbed by the Contract Owner. Therefore, under the Contract, the participant will incur only the withdrawal charges, if applicable, otherwise discussed in this Prospectus.



                                  INCOME TAXES

--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


NON-QUALIFIED ANNUITY CONTRACTS


This discussion assumes the Contract is an annuity Contract for Federal income tax purposes, that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "qualified" Contracts.


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ACCUMULATION



Generally, an Owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payments or commutation. This deferral of taxation on accumulated value in the Contract is limited to Contracts owned by or held for the benefit of "natural persons." A Contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for the exclusive benefit of a natural person.

In contrast, a Contract owned or not treated as held by a "natural person," such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees, or otherwise is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION

If You take a withdrawal from your Contract, or surrender your Contract prior to the date You commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount You receive will be treated first as coming from earnings, if any (and thus subject to income tax), and then from your purchase payments (which are not subject to income tax). If the accumulated value is less than your purchase payments upon surrender of your Contract, You might be able to claim any unrecovered purchase payments on your Federal income tax return as a miscellaneous itemized deduction.

The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for "early" distribution if such withdrawal is taken prior to You reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:

   (a)        on account of your death or disability,

   (b) as part of a series of substantially equal periodic payments payable for your life (or joint life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary, or

   (c) under certain immediate income annuities providing for substantially equal payments made at least annually.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

TREATMENT OF SEPARATE ACCOUNT CHARGES

It is possible that at some future date the Internal Revenue Service ("IRS") may consider that Contract charges attributable to certain guaranteed death benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.

AGGREGATION

If You purchase two or more deferred annuity Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (See "Taxation of Payments in Annuity Form" below).

EXCHANGES/TRANSFERS


The annuity Contract may be exchanged tax-free in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days


                                     FFA-48
following the date of the exchange - other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of Ownership of the Contract, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner, may result in income or gift tax consequences to the Contract Owner. You should consult your tax adviser if You are considering such a transfer or assignment.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or income payments, whichever is applicable).

After your death, any death benefit determined under the Contract must be distributed in accordance with Section 72(s) of the Code. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.


If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner.

For Contracts owned by a non-natural person, the required distribution rules apply upon the death or change in the Primary Annuitant. If there is more than one Annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of non-qualified Variable Annuity contracts have been considered to be the Owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Portfolios available and the flexibility of the Contract Owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the Owner of the Separate Account assets supporting the Contract.



TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the Contract in the form of an annuity are taxed differently depending on whether You select a fixed or variable annuity payout option. For fixed annuity payments, payments are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The exclusion ratio is applied to each fixed annuity payment to determine the portion that is a non-taxable return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract is fully recovered. We


                                     FFA-49
will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to You and the IRS.


Variable annuity payments are expected to fluctuate and the amount You may receive is uncertain. Variable annuity payments are taxable as ordinary income to the extent they exceed the portion of each annuity payment that is determined to be a non-taxable return of your investment in the Contract. The non-taxable return of your investment in the Contract is determined by dividing the investment in the Contract (with adjustment) by the number of years over which it is anticipated the annuity will be paid. In general, your investment in the Contract is recovered pro-rata over the expected payment period.


Once You have recovered the investment in the Contract, further annuity payments are fully taxable.

If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.

Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract as part of a long-term care contract a tax-free exchange.


If the Contract allows, You may elect to convert less than the full value of your Contract to an annuity form of pay-out (i.e., "partial annuitization.") In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract and the deferred portion. An exclusion ratio or excludable amount will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME

Federal tax law imposes a 3.8% Medicare tax on the lesser of:

   (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or

   (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S.

Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.

The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.



                                     FFA-50

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.


QUALIFIED ANNUITY CONTRACTS

INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation Plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.

ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.

TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).



                                     FFA-51

Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.

WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan Contracts if the withdrawal occurs within the first 2 years of your participation in the plan.

These exceptions include withdrawals made:

   (a)        on account of your death or disability, or

   (b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary and You are separated from employment.


If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. Federal tax law limits You to making only one rollover from an IRA to another IRA (or the same
IRA) in any 12 month period and the limit is applied across all IRAs that You own. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

Generally, a distribution may be eligible for rollover, but certain types of distributions cannot be rolled over, such as distributions received on account of:


   (a)        minimum distribution requirements,

   (b)        financial hardship, or

   (c)        for a period of ten or more years or for life.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You



                                     FFA-52
may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.

DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).

If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the IRA is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner. If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.



REQUIRED MINIMUM DISTRIBUTIONS


Generally, You must begin receiving amounts from your retirement plan by April 1 following the latter of:


   (a)        the calendar year in which You reach age 70 1/2, or

   (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.


Your required minimum distribution request must be in Good Order and payment must be processed by MetLife prior to the due date (generally the end of the calendar year or April 1st of the year after You reach age 70 1/2) in order to satisfy the requirement for the applicable tax year.


A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs). or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.


                                     FFA-53

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES

In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

   (a) Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

   (b) Is exchanged to another permissible investment under your 403(b) plan;

   (c) Relates to contributions to an annuity contract that are not salary reduction elective deferrals , if your plan allows it;

   (d) Occurs after You die, leave your job or become disabled (as defined by the Code);

   (e) Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

   (f) Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

   (g)        Relates to rollover or after-tax contributions; or

   (h) Is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of



                                     FFA-54

Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.

CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.

DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution of You are a resident of Puerto Rico.

ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect



                                     FFA-55
after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.



                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

                                     FFA-56

                                   APPENDIX A

--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                          NON-QUALIFIED
                            QUALIFIED       DEFERRED
                            DEFERRED        ANNUITIES
                           AND INCOME      AND INCOME
                            ANNUITIES       ANNUITIES
                          ------------   --------------
California(1)..........      0.5%            2.35%
Florida(2).............      1.0%             1.0%
Maine(3)...............      0.0%             2.0%
Nevada(4)..............      0.0%             3.5%
Puerto Rico(5).........      1.0%             1.0%
South Dakota(6)........      0.0%            1.25%
West Virginia..........      1.0%             1.0%
Wyoming(4).............      0.0%             1.0%

------------
1 California applies the qualified tax rate to plans that qualify under the following Code Sections: 401(a), 403(b), 404, 408(b), and 501(a).

2 Annuity purchase payments are exempt from taxation provided the tax savings are passed back to the Contract Owners. Otherwise, they are taxable at 1%.

3  Maine applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 403(b), 404, 408, 457 and 501.
4 Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 404, 408, 457 and 501.

5 We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, Account Value, withdrawals, death benefits or income payments.


6 Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a Contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403(b), 404, 408, 457, and 501(a).



                                     FFA-57

                                   APPENDIX B
--------------------------------------------------------------------------------

EARLY WITHDRAWAL CHARGES FROM THE FIXED INTEREST ACCOUNT


An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments from the Fixed Interest Account within seven years of when the Purchase Payments were allocated to the Fixed Interest Account in your Deferred Annuity. The Early Withdrawal Charge does not apply in certain situations or upon the occurrence of certain events or circumstances. When assessing Early Withdrawal Charges, we first assume that your withdrawal is from purchase payments that can be withdrawn without an Early Withdrawal Charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the Early Withdrawal Charge, we will then withdraw the amount requested from the Fixed Interest Account and the Divisions in the same proportion as the withdrawal is being made while only taking the withdrawal charge from the amounts allocated to the Fixed Interest Account. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. However, if the Early Withdrawal Charge is greater than the available purchase payments, then we will take the Early Withdrawal Charges, in whole or in part, from your earnings in the Fixed Interest Account. These charges may apply to transfers from the Fixed Interest Account into the Divisions.

For partial withdrawals, the Early Withdrawal Charge is determined by dividing the amount that is subject to the Early Withdrawal Charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the Early Withdrawal Charge. We will treat your request as a request for a full withdrawal if your Account Value is not sufficient to pay both the requested withdrawal and the Early Withdrawal Charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an Early Withdrawal Charge and pay You the rest.

The Early Withdrawal Charge on purchase payments allocated to the Fixed Interest Account and subsequently withdrawn (or transferred to the Divisions) is as follows:




 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     7%
               2                     6%
               3                     5%
               4                     4%
               5                     3%
               6                     2%
               7                     1%
           8 & Later                 0%



The Early Withdrawal Charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of Early Withdrawal Charges we collect. However, we believe that our sales costs may exceed the Early Withdrawal Charges we collect. If so, we will pay the difference out of our general profits.

Because of the reduced sales costs for certain Enhanced Deferred Annuities, there are no Early Withdrawal Charges.

Certain deferred arrangements and plans assess no Early Withdrawal Charges on withdrawals. Please see your Certificate on withdrawal charges that apply to You.


WHEN NO EARLY WITHDRAWAL CHARGE FROM THE FIXED INTEREST ACCOUNT APPLIES

In some cases, we will not charge You the Early Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet one of the conditions listed below.

You do not pay an Early Withdrawal Charge:

   o   On withdrawals of purchase payments You made over seven years ago.



   o If You choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).


                                     FFA-58

   o If You die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.



   o If your Contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the Contract, that portion of the Account Value that equals the "step up" portion of the death benefit.



   o If You withdraw up to 20% (10% for certain TSA Enhanced Deferred Annuities) of your Account Value each Contract Year. This 20% (or 10%) total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time You make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 20% (or 10%) will You have to pay Early Withdrawal Charges.



   o If the withdrawal is required for You to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity, for purposes of this exception, we will treat the Contract as if it were your only account subject to the minimum distribution rules. This exception does not apply if You have a Non-Qualified Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Code.



   o Systematic Termination. For all Deferred Annuities except certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities, if the Contract is terminated, You may withdraw your total Account Value without an Early Withdrawal Charge when the Account Value is paid in annual installments based on the following percentages of your Account Value for that year's withdrawal:




 CONTRACT YEAR     PERCENTAGE
---------------   -----------
       1*             20%
       2              25%
       3            33 1/3%
       4              50%
       5           remainder



      *
Less that Contract Year's withdrawals.

       Any money You withdraw in excess of these percentages in any Contract Year will be subject to Early Withdrawal Charges. You may stop the systematic termination of the Contract. If You ask to restart systematic termination, You begin at the beginning of the schedule listed above.

   o If You are disabled and request a total withdrawal. Disability is defined in the Federal Social Security Act.

   o   If You retire



       o For certain Enhanced TSA Deferred Annuities, if You have also participated for at least 10 consecutive years. This does not apply for withdrawals of money transferred into the Contract from other investment vehicles on a tax-free basis (plus earnings on such amounts). Participated for at least 10 consecutive years means that your Contract must have been in existence for 10 years prior to the requested withdrawal.

       o For the Non-Qualified and certain PEDC Deferred Annuities, if You retire.



       o For certain TSA, PEDC and 403(a) Enhanced Deferred Annuities, if You also have participated for at least 10 consecutive years unless You retire according to the definition of retirement stated in your plan. Participated for at least 10 consecutive years means that your Contract must have been in existence for 10 years prior to the requested withdrawal.



   o If your plan provides payment on account of hardship and You suffer from an unforeseen hardship. (Except for certain TSA, 403(a), Non-Qualified and IRA Enhanced Deferred Annuities.) For certain TSA Enhanced Deferred Annuities, You must only have suffered an unforeseen hardship.



   o If You leave your job with the employer that bought the Deferred Annuity. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)



   o If your plan terminates and the withdrawal is transferred into another annuity contract we issue. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)


                                     FFA-59

   o If You make a direct transfer to other investment vehicles we have pre-approved. (Except for certain Non-Qualified and IRA Enhanced Deferred Annuities.)



   o If You withdraw money under a plan provision which we have pre-approved. (Except for certain TSA, Non-Qualified, PEDC and IRA Enhanced Deferred Annuities.)



   o If the plan or group of which You are a participant or member permits account reduction loans, You take an account reduction loan and the withdrawal consists of these account reduction loan amounts.



   o If You have transferred money which is not subject to a withdrawal charge (because You have satisfied contractual provisions for a withdrawal without the imposition of a Contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.



   o If permitted in your state, except for Non-Qualified and IRA Deferred Annuities, if You make a direct transfer to another funding option or annuity contract issued by us or one of our affiliates and we agree.


WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If You transferred money from certain eligible MetLife contracts into a Deferred Annuity, You may have different Early Withdrawal Charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.

   o   Amounts transferred before January 1, 1996:

       We credit your transfer amounts with the time You held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges (determined as previously described) for transferred amounts from your original
       Contract:




 AFTER THE TRANSFER     PERCENTAGE
--------------------   -----------
          1                5%
          2                4%
          3                3%
          4                2%
          5                1%
    6 and Beyond           0%



   o   Amounts transferred on or after January 1, 1996:



       o For certain Contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges for transferred amounts from your original
           Contract:




 AFTER THE TRANSFER     PERCENTAGE
--------------------   -----------
          1                5%
          2                4%
          3                3%
          4                2%
          5                1%
    6 and Beyond           0%



       o If we issued the other Contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other Contract as if they were made under the Deferred Annuity as of the date we received them under that Contract.



   o Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time You held them under your original Contract.


                                     FFA-60

DIVORCE. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.


                                     FFA-61

                                   APPENDIX C

--------------------------------------------------------------------------------
                     ACCUMULATION UNIT VALUES (IN DOLLARS)



This table shows fluctuations in the Accumulation Unit Values for Financial Freedom Deferred Annuities for each Division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).




                          0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                       NUMBER OF
                                                                                        BEGINNING OF                  ACCUMULATION
                                                                                            YEAR        END OF YEAR   UNITS END OF
                                                                                        ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2008    16.64          14.94              164
                                                                                2009    14.94          16.67              169
                                                                                2010    16.67          17.57              200
                                                                                2011    17.57          18.47              203
                                                                                2012    18.47          19.28              202
                                                                                2013    19.28          18.69              193
                                                                                2014    18.69          19.49              178
                                                                                2015    19.49          19.36              166
                                                                                2016    19.36          19.74              160
                                                                                2017    19.74          20.27              122
American Funds Global Small Capitalization Investment Division (Class 2)....... 2008    36.92          17.00              820
                                                                                2009    17.00          27.16              861
                                                                                2010    27.16          32.94              838
                                                                                2011    32.94          26.38              712
                                                                                2012    26.38          30.88              662
                                                                                2013    30.88          39.25              608
                                                                                2014    39.25          39.70              562
                                                                                2015    39.70          39.44              518
                                                                                2016    39.44          39.88              465
                                                                                2017    39.88          49.74              370
American Funds Growth Investment Division (Class 2)............................ 2008   196.86         109.26              286
                                                                                2009   109.26         150.89              304
                                                                                2010   150.89         177.40              304
                                                                                2011   177.40         168.23              285
                                                                                2012   168.23         196.45              257
                                                                                2013   196.45         253.20              239
                                                                                2014   253.20         272.16              217
                                                                                2015   272.16         288.09              196
                                                                                2016   288.09         312.45              175
                                                                                2017   312.45         397.09              141
American Funds Growth-Income Investment Division (Class 2)..................... 2008   133.79          82.37              337
                                                                                2009    82.37         107.09              328
                                                                                2010   107.09         118.21              311
                                                                                2011   118.21         114.96              290
                                                                                2012   114.96         133.78              271
                                                                                2013   133.78         176.93              248
                                                                                2014   176.93         193.91              235
                                                                                2015   193.91         194.88              209
                                                                                2016   194.88         215.28              181
                                                                                2017   215.28         261.00              144
American Funds(R) Balanced Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008    10.00           7.03               32
                                                                                2009     7.03           9.01               93
                                                                                2010     9.01          10.01              241
                                                                                2011    10.01           9.70              236
                                                                                2012     9.70          10.91              176
                                                                                2013    10.91          12.81              232
                                                                                2014    12.81          13.46              304
                                                                                2015    13.46          13.24              318
                                                                                2016    13.24          14.14              300
                                                                                2017    14.14          16.37              306
American Funds(R) Growth Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008     9.99           6.37               24
                                                                                2009     6.37           8.47               79
                                                                                2010     8.47           9.52              142
                                                                                2011     9.52           8.98              182
                                                                                2012     8.98          10.34              225
                                                                                2013    10.34          12.81              284
                                                                                2014    12.81          13.50              322
                                                                                2015    13.50          13.27              361
                                                                                2016    13.27          14.33              406
                                                                                2017    14.33          17.22              380



                                     FFA-62

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
American Funds(R) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................... 2008   10.01           7.70                 23
                                                                               2009    7.70           9.42                 63
                                                                               2010    9.42          10.26                151
                                                                               2011   10.26          10.18                194
                                                                               2012   10.18          11.18                193
                                                                               2013   11.18          12.57                225
                                                                               2014   12.57          13.21                294
                                                                               2015   13.21          12.99                338
                                                                               2016   12.99          13.77                370
                                                                               2017   13.77          15.41                331
Baillie Gifford International Stock Investment Division (Class A)............. 2008   23.75          13.14              1,021
                                                                               2009   13.14          15.91                971
                                                                               2010   15.91          16.90                852
                                                                               2011   16.90          13.41                672
                                                                               2012   13.41          15.88                585
                                                                               2013   15.88          18.17                521
                                                                               2014   18.17          17.44                465
                                                                               2015   17.44          16.94                415
                                                                               2016   16.94          17.68                368
                                                                               2017   17.68          23.68                331
BlackRock Bond Income Investment Division (Class A)........................... 2008   52.26          49.99                394
                                                                               2009   49.99          54.21                367
                                                                               2010   54.21          58.18                355
                                                                               2011   58.18          61.42                309
                                                                               2012   61.42          65.44                287
                                                                               2013   65.44          64.32                257
                                                                               2014   64.32          68.24                247
                                                                               2015   68.24          67.99                224
                                                                               2016   67.99          69.46                195
                                                                               2017   69.46          71.63                146
BlackRock Capital Appreciation Investment Division (Class E).................. 2008   14.19           8.90                 89
                                                                               2009    8.90          12.05                125
                                                                               2010   12.05          14.28                156
                                                                               2011   14.28          12.87                173
                                                                               2012   12.87          14.55                160
                                                                               2013   14.55          19.33                135
                                                                               2014   19.33          20.82                134
                                                                               2015   20.82          21.88                141
                                                                               2016   21.88          21.67                114
                                                                               2017   21.67          28.70                106
BlackRock Capital Appreciation Investment Division (Class E) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class E) and
before that FI Large Cap Investment Division (Class E)) (5/1/2006)............ 2008   18.81          10.27                 14
                                                                               2009   10.27          10.72                  0
Brighthouse Asset Allocation 100 Investment Division (Class A) (formerly
MetLife Asset Allocation 100 Investment Division (Class A) and before that
MetLife Aggressive Allocation Investment Division (Class A)) (5/1/2005)....... 2008   13.20           7.80                526
                                                                               2009    7.80          10.20                723
                                                                               2010   10.20          11.71                938
                                                                               2011   11.71          12.73                  0
Brighthouse Asset Allocation 100 Investment Division (Class A) (formerly
MetLife Asset Allocation 100 Investment Division (Class A)) (5/2/2011)........ 2011   12.70          10.93                956
                                                                               2012   10.93          12.67              1,025
                                                                               2013   12.67          16.29              1,014
                                                                               2014   16.29          16.98              1,051
                                                                               2015   16.98          16.54              1,056
                                                                               2016   16.54          17.89              1,015
                                                                               2017   17.89          21.84                804
Brighthouse Asset Allocation 20 Investment Division (Class A) (formerly
MetLife Asset Allocation 20 Investment Division (Class A)) (5/1/2005)......... 2008   11.51           9.79                332
                                                                               2009    9.79          11.71                380
                                                                               2010   11.71          12.80                464
                                                                               2011   12.80          13.12                490
                                                                               2012   13.12          14.23                628
                                                                               2013   14.23          14.74                447
                                                                               2014   14.74          15.29                463
                                                                               2015   15.29          15.11                407
                                                                               2016   15.11          15.68                376
                                                                               2017   15.68          16.65                368



                                     FFA-63

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Brighthouse Asset Allocation 40 Investment Division (Class A) (formerly
MetLife Asset Allocation 40 Investment Division (Class A)) (5/1/2005)......... 2008   11.96           9.31                529
                                                                               2009    9.31          11.44                691
                                                                               2010   11.44          12.67              1,045
                                                                               2011   12.67          12.71              1,289
                                                                               2012   12.71          14.07              1,481
                                                                               2013   14.07          15.49              1,576
                                                                               2014   15.49          16.14              1,771
                                                                               2015   16.14          15.86              1,651
                                                                               2016   15.86          16.71              1,225
                                                                               2017   16.71          18.38                859
Brighthouse Asset Allocation 60 Investment Division (Class A) (formerly
MetLife Asset Allocation 60 Investment Division (Class A)) (5/1/2005)......... 2008   12.42           8.80              1,718
                                                                               2009    8.80          11.06              2,113
                                                                               2010   11.06          12.44              2,409
                                                                               2011   12.44          12.18              2,647
                                                                               2012   12.18          13.69              3,048
                                                                               2013   13.69          16.04              3,373
                                                                               2014   16.04          16.74              3,493
                                                                               2015   16.74          16.41              3,531
                                                                               2016   16.41          17.47              3,253
                                                                               2017   17.47          19.90              2,676
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............ 2013   11.89          13.60                 27
                                                                               2014   13.60          13.57                  0
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A)) (5/1/2005)......... 2008   12.90           8.31              1,607
                                                                               2009    8.31          10.65              2,142
                                                                               2010   10.65          12.12              2,566
                                                                               2011   12.12          11.58              2,806
                                                                               2012   11.58          13.29              3,038
                                                                               2013   13.29          16.39              3,170
                                                                               2014   16.39          17.14              3,177
                                                                               2015   17.14          16.72              3,232
                                                                               2016   16.72          17.96              3,033
                                                                               2017   17.96          21.25              2,375
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B)) (4/28/2008).................. 2008    9.99           7.05                  3
                                                                               2009    7.05           8.98                 14
                                                                               2010    8.98           9.79                 16
                                                                               2011    9.79           9.53                 23
                                                                               2012    9.53          10.96                 30
                                                                               2013   10.96          11.82                  0
Brighthouse/Artisan Mid Cap Value Investment Division (Class A) (formerly
Met/Artisan Mid Cap Value Investment Division (Class A))...................... 2008   39.80          21.28                431
                                                                               2009   21.28          29.85                419
                                                                               2010   29.85          34.02                387
                                                                               2011   34.02          35.98                377
                                                                               2012   35.98          39.87                334
                                                                               2013   39.87          54.05                300
                                                                               2014   54.05          54.57                270
                                                                               2015   54.57          48.95                234
                                                                               2016   48.95          59.63                218
                                                                               2017   59.63          66.64                168
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B))........................................................... 2011    9.98           9.79                 12
                                                                               2012    9.79          10.13                 51
                                                                               2013   10.13          10.15                190
                                                                               2014   10.15          10.16                197
                                                                               2015   10.16          10.00                175
                                                                               2016   10.00          10.22                137
                                                                               2017   10.22          10.26                 81



                                     FFA-64

                        0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                    NUMBER OF
                                                                                     BEGINNING OF                  ACCUMULATION
                                                                                         YEAR        END OF YEAR   UNITS END OF
                                                                                     ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
Brighthouse/Wellington Balanced Investment Division (Class A) (formerly
Met/Wellington Balanced Investment Division (Class A))...................... 2008    51.10          38.07               798
                                                                             2009    38.07          44.23               751
                                                                             2010    44.23          48.04               655
                                                                             2011    48.04          49.41               541
                                                                             2012    49.41          55.00               495
                                                                             2013    55.00          65.70               453
                                                                             2014    65.70          71.95               429
                                                                             2015    71.95          73.11               361
                                                                             2016    73.11          77.49               335
                                                                             2017    77.49          88.39               301
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class A) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class A))......................................................... 2008    42.38          25.46               473
                                                                             2009    25.46          33.29               451
                                                                             2010    33.29          36.94               423
                                                                             2011    36.94          35.11               391
                                                                             2012    35.11          39.26               370
                                                                             2013    39.26          52.00               343
                                                                             2014    52.00          56.99               312
                                                                             2015    56.99          57.80               277
                                                                             2016    57.80          61.46               253
                                                                             2017    61.46          72.50               213
Brighthouse/Wellington Large Cap Research Investment Division (Class A)
(formerly Met/Wellington Large Cap Research Investment Division (Class A)).. 2008    86.77          54.05               654
                                                                             2009    54.05          63.94               604
                                                                             2010    63.94          71.41               545
                                                                             2011    71.41          71.12               473
                                                                             2012    71.12          80.08               418
                                                                             2013    80.08         106.77               386
                                                                             2014   106.77         120.52               355
                                                                             2015   120.52         125.21               312
                                                                             2016   125.21         134.96               280
                                                                             2017   134.96         163.67               249
Calvert VP SRI Balanced Investment Division (Class I)....................... 2008    29.13          19.81               228
                                                                             2009    19.81          24.59               203
                                                                             2010    24.59          27.31               190
                                                                             2011    27.31          28.29               166
                                                                             2012    28.29          30.97               152
                                                                             2013    30.97          36.20               143
                                                                             2014    36.20          39.31               131
                                                                             2015    39.31          38.08               122
                                                                             2016    38.08          40.69               113
                                                                             2017    40.69          45.14                93
Calvert VP SRI Mid Cap Investment Division (formerly Calvert VP SRI Mid
Cap Growth Investment Division)............................................. 2008    31.11          19.35               377
                                                                             2009    19.35          25.31               370
                                                                             2010    25.31          32.96               371
                                                                             2011    32.96          33.41               338
                                                                             2012    33.41          38.65               319
                                                                             2013    38.65          49.73               285
                                                                             2014    49.73          53.25               256
                                                                             2015    53.25          51.02               227
                                                                             2016    51.02          54.20               186
                                                                             2017    54.20          59.95               145
Clarion Global Real Estate Investment Division (Class E).................... 2008    16.65           9.61               415
                                                                             2009     9.61          12.85               423
                                                                             2010    12.85          14.79               412
                                                                             2011    14.79          13.86               398
                                                                             2012    13.86          17.32               449
                                                                             2013    17.32          17.78               471
                                                                             2014    17.78          19.97               453
                                                                             2015    19.97          19.53               420
                                                                             2016    19.53          19.52               365
                                                                             2017    19.52          21.44               274
ClearBridge Aggressive Growth Investment Division (Class A)................. 2008     8.28           5.00               318
                                                                             2009     5.00           6.62               340
                                                                             2010     6.62           8.13               336
                                                                             2011     8.13           8.34               429
                                                                             2012     8.34           9.82               452
                                                                             2013     9.82          14.20               577
                                                                             2014    14.20          16.75             1,231
                                                                             2015    16.75          15.96             1,171
                                                                             2016    15.96          16.29               923
                                                                             2017    16.29          19.15               720



                                     FFA-65

                           0.95 SEPARATE ACCOUNT CHARGE
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
ClearBridge Aggressive Growth Investment Division (Class A) (formerly
ClearBridge Aggressive Growth II Investment Division (Class E)) (1/1/2008)....... 2008   206.42
                                                                                  2009   118.71
                                                                                  2010   168.16
                                                                                  2011   182.42
                                                                                  2012   167.25
                                                                                  2013   203.18
                                                                                  2014   259.45
ClearBridge Aggressive Growth Investment Division (Class A) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class A) and
before that Legg Mason Value Equity Investment Division (Class A))............... 2008    9.87
                                                                                  2009    4.45
                                                                                  2010    6.08
                                                                                  2011    6.50
Fidelity Equity-Income Investment Division (Initial Class)....................... 2008   52.82
                                                                                  2009   30.00
                                                                                  2010   38.70
                                                                                  2011   44.15
                                                                                  2012   44.16
                                                                                  2013   51.32
                                                                                  2014   65.15
                                                                                  2015   70.16
                                                                                  2016   66.74
                                                                                  2017   78.03
Fidelity Government Money Market Investment Division (Initial Class)............. 2008   16.81
                                                                                  2009   17.15
                                                                                  2010   17.11
                                                                                  2011   16.99
                                                                                  2012   16.85
                                                                                  2013   16.72
                                                                                  2014   16.56
                                                                                  2015   16.41
                                                                                  2016   16.26
                                                                                  2017   16.14
Fidelity Growth Investment Division (Initial Class).............................. 2008   51.61
                                                                                  2009   27.01
                                                                                  2010   34.32
                                                                                  2011   42.22
                                                                                  2012   41.91
                                                                                  2013   47.61
                                                                                  2014   64.31
                                                                                  2015   70.90
                                                                                  2016   75.27
                                                                                  2017   75.16
Fidelity Investment Grade Bond Investment Division (Initial Class)............... 2008   24.80
                                                                                  2009   23.77
                                                                                  2010   27.25
                                                                                  2011   29.11
                                                                                  2012   30.95
                                                                                  2013   32.46
                                                                                  2014   31.59
                                                                                  2015   33.12
                                                                                  2016   32.61
                                                                                  2017   33.83
Fidelity Overseas Investment Division (Initial Class)............................ 2008   35.50
Frontier Mid Cap Growth Investment Division (Class A)............................ 2008   59.58
                                                                                  2009   32.03
                                                                                  2010   47.42
                                                                                  2011   54.16
                                                                                  2012   52.04
                                                                                  2013   57.21
                                                                                  2014   75.25
                                                                                  2015   82.85
                                                                                  2016   84.43
                                                                                  2017   88.15
Harris Oakmark International Investment Division (Class E)....................... 2008   20.18
                                                                                  2009   11.82
                                                                                  2010   18.19
                                                                                  2011   20.99
                                                                                  2012   17.86
                                                                                  2013   22.87
                                                                                  2014   29.60
                                                                                  2015   27.66
                                                                                  2016   26.18
                                                                                  2017   28.09



                           0.95 SEPARATE ACCOUNT CHARGE
                                                                                                   NUMBER OF
                                                                                                  ACCUMULATION
                                                                                    END OF YEAR   UNITS END OF
                                                                                   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                                 UNIT VALUE     THOUSANDS)
--------------------------------------------------------------------------------- -------------- -------------
ClearBridge Aggressive Growth Investment Division (Class A) (formerly
ClearBridge Aggressive Growth II Investment Division (Class E)) (1/1/2008)....... 118.71                20
                                                                                  168.16                30
                                                                                  182.42                32
                                                                                  167.25                30
                                                                                  203.18                30
                                                                                  259.45                25
                                                                                  270.66                 0
ClearBridge Aggressive Growth Investment Division (Class A) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class A) and
before that Legg Mason Value Equity Investment Division (Class A))...............   4.45               118
                                                                                    6.08               123
                                                                                    6.50               134
                                                                                    6.92                 0
Fidelity Equity-Income Investment Division (Initial Class).......................  30.00             1,908
                                                                                   38.70             1,765
                                                                                   44.15             1,632
                                                                                   44.16             1,386
                                                                                   51.32             1,271
                                                                                   65.15             1,180
                                                                                   70.16             1,077
                                                                                   66.74               961
                                                                                   78.03               856
                                                                                   87.27               739
Fidelity Government Money Market Investment Division (Initial Class).............  17.15               864
                                                                                   17.11               854
                                                                                   16.99               632
                                                                                   16.85               597
                                                                                   16.72               471
                                                                                   16.56               489
                                                                                   16.41               391
                                                                                   16.26               399
                                                                                   16.14               379
                                                                                   16.10               311
Fidelity Growth Investment Division (Initial Class)..............................  27.01             2,438
                                                                                   34.32             2,292
                                                                                   42.22             2,111
                                                                                   41.91             1,783
                                                                                   47.61             1,633
                                                                                   64.31             1,489
                                                                                   70.90             1,382
                                                                                   75.27             1,266
                                                                                   75.16             1,115
                                                                                  100.62               980
Fidelity Investment Grade Bond Investment Division (Initial Class)...............  23.77               730
                                                                                   27.25               794
                                                                                   29.11               761
                                                                                   30.95               691
                                                                                   32.46               686
                                                                                   31.59               527
                                                                                   33.12               477
                                                                                   32.61               424
                                                                                   33.83               365
                                                                                   34.93               293
Fidelity Overseas Investment Division (Initial Class)............................  33.46                 0
Frontier Mid Cap Growth Investment Division (Class A)............................  32.03             1,008
                                                                                   47.42               941
                                                                                   54.16               857
                                                                                   52.04               697
                                                                                   57.21               631
                                                                                   75.25               576
                                                                                   82.85               528
                                                                                   84.43               485
                                                                                   88.15               437
                                                                                  109.39               395
Harris Oakmark International Investment Division (Class E).......................  11.82               563
                                                                                   18.19               652
                                                                                   20.99               657
                                                                                   17.86               638
                                                                                   22.87               666
                                                                                   29.60               712
                                                                                   27.66               700
                                                                                   26.18               652
                                                                                   28.09               528
                                                                                   36.32               423



                                     FFA-66

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                     NUMBER OF
                                                                                      BEGINNING OF                  ACCUMULATION
                                                                                          YEAR        END OF YEAR   UNITS END OF
                                                                                      ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
Invesco Small Cap Growth Investment Division (Class E)....................... 2008   16.63          10.10                 62
                                                                              2009   10.10          13.40                 75
                                                                              2010   13.40          16.77                 64
                                                                              2011   16.77          16.45                 69
                                                                              2012   16.45          19.28                 69
                                                                              2013   19.28          26.81                104
                                                                              2014   26.81          28.69                 98
                                                                              2015   28.69          27.97                 96
                                                                              2016   27.97          30.90                 86
                                                                              2017   30.90          38.40                 62
Jennison Growth Investment Division (Class A)................................ 2008    5.70           3.59                460
                                                                              2009    3.59           4.98                477
                                                                              2010    4.98           5.50                475
                                                                              2011    5.50           5.48                429
                                                                              2012    5.48           6.29                611
                                                                              2013    6.29           8.53                550
                                                                              2014    8.53           9.22                514
                                                                              2015    9.22          10.12                599
                                                                              2016   10.12          10.04                539
                                                                              2017   10.04          13.66                502
Jennison Growth Investment Division (Class A) (formerly Oppenheimer
Capital Appreciation Investment Division (Class E)).......................... 2008   13.22           7.08                 59
                                                                              2009    7.08          10.09                 74
                                                                              2010   10.09          10.94                 88
                                                                              2011   10.94          10.72                 78
                                                                              2012   10.72          12.07                  0
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)....... 2013   13.32          14.68                 84
                                                                              2014   14.68          15.05                119
                                                                              2015   15.05          15.09                158
                                                                              2016   15.09          15.66                157
                                                                              2017   15.66          19.08                113
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2008    9.99           8.01                 10
                                                                              2009    8.01          10.14                 24
                                                                              2010   10.14          11.23                 23
                                                                              2011   11.23          11.37                 56
                                                                              2012   11.37          12.67                 79
                                                                              2013   12.67          13.24                  0
Loomis Sayles Small Cap Core Investment Division (Class A)................... 2008   38.64          24.54                176
                                                                              2009   24.54          31.66                183
                                                                              2010   31.66          40.00                177
                                                                              2011   40.00          39.86                174
                                                                              2012   39.86          45.23                170
                                                                              2013   45.23          63.19                179
                                                                              2014   63.19          64.95                162
                                                                              2015   64.95          63.38                146
                                                                              2016   63.38          74.88                133
                                                                              2017   74.88          85.49                111
Loomis Sayles Small Cap Growth Investment Division (Class A)................. 2008   11.69           6.81                195
                                                                              2009    6.81           8.77                186
                                                                              2010    8.77          11.44                194
                                                                              2011   11.44          11.67                215
                                                                              2012   11.67          12.86                190
                                                                              2013   12.86          18.94                245
                                                                              2014   18.94          18.99                216
                                                                              2015   18.99          19.14                194
                                                                              2016   19.14          20.14                221
                                                                              2017   20.14          25.34                127
MetLife Aggregate Bond Index Investment Division (Class A) (formerly
Barclays Aggregate Bond Index Investment Division (Class A))................. 2008   14.82          15.56              1,497
                                                                              2009   15.56          16.21              1,549
                                                                              2010   16.21          17.03              1,540
                                                                              2011   17.03          18.14              1,425
                                                                              2012   18.14          18.67              1,478
                                                                              2013   18.67          18.06              1,427
                                                                              2014   18.06          18.93              1,410
                                                                              2015   18.93          18.80              1,266
                                                                              2016   18.80          19.06              1,224
                                                                              2017   19.06          19.50              1,105



                                     FFA-67

                          0.95 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
MetLife Mid Cap Stock Index Investment Division (Class A)....................... 2008   17.46
                                                                                 2009   11.04
                                                                                 2010   14.98
                                                                                 2011   18.74
                                                                                 2012   18.21
                                                                                 2013   21.22
                                                                                 2014   27.99
                                                                                 2015   30.36
                                                                                 2016   29.36
                                                                                 2017   35.03
MetLife MSCI EAFE(R) Index Investment Division (Class A) (formerly MSCI
EAFE(R) Index Investment Division (Class A)).................................... 2008   17.95
                                                                                 2009   10.30
                                                                                 2010   13.13
                                                                                 2011   14.07
                                                                                 2012   12.19
                                                                                 2013   14.29
                                                                                 2014   17.26
                                                                                 2015   16.07
                                                                                 2016   15.74
                                                                                 2017   15.80
MetLife Russell 2000(R) Index Investment Division (Class A) (formerly Russell
2000(R) Index Investment Division (Class A)).................................... 2008   19.13
                                                                                 2009   12.60
                                                                                 2010   15.73
                                                                                 2011   19.78
                                                                                 2012   18.79
                                                                                 2013   21.66
                                                                                 2014   29.73
                                                                                 2015   30.94
                                                                                 2016   29.33
                                                                                 2017   35.24
MetLife Stock Index Investment Division (Class A)............................... 2008   51.03
                                                                                 2009   31.80
                                                                                 2010   39.76
                                                                                 2011   45.23
                                                                                 2012   45.63
                                                                                 2013   52.32
                                                                                 2014   68.43
                                                                                 2015   76.84
                                                                                 2016   77.01
                                                                                 2017   85.19
MFS Value Investment Division II (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................ 2008   15.13
                                                                                 2009    9.73
                                                                                 2010   10.72
                                                                                 2011   11.58
                                                                                 2012   11.71
                                                                                 2013   13.24
                                                                                 2014   17.31
                                                                                 2015   18.82
                                                                                 2016   17.51
                                                                                 2017   20.50
MFS(R) Research International Investment Division* (Class A).................... 2008   19.48
                                                                                 2009   11.14
                                                                                 2010   14.56
                                                                                 2011   16.11
                                                                                 2012   14.29
                                                                                 2013   16.56
                                                                                 2014   19.62
                                                                                 2015   18.12
                                                                                 2016   17.68
                                                                                 2017   17.40
MFS(R) Total Return Investment Division (Class A)............................... 2008   42.71
                                                                                 2009   32.94
                                                                                 2010   38.70
                                                                                 2011   42.20
                                                                                 2012   42.81
                                                                                 2013   47.32
                                                                                 2014   55.78
                                                                                 2015   60.03
                                                                                 2016   59.37
                                                                                 2017   64.23



                          0.95 SEPARATE ACCOUNT CHARGE
                                                                                                  NUMBER OF
                                                                                                 ACCUMULATION
                                                                                   END OF YEAR   UNITS END OF
                                                                                  ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                                UNIT VALUE     THOUSANDS)
-------------------------------------------------------------------------------- -------------- -------------
MetLife Mid Cap Stock Index Investment Division (Class A).......................  11.04             1,269
                                                                                  14.98             1,296
                                                                                  18.74             1,260
                                                                                  18.21             1,189
                                                                                  21.22             1,127
                                                                                  27.99             1,105
                                                                                  30.36             1,043
                                                                                  29.36               994
                                                                                  35.03               897
                                                                                  40.24               708
MetLife MSCI EAFE(R) Index Investment Division (Class A) (formerly MSCI
EAFE(R) Index Investment Division (Class A))....................................  10.30             1,490
                                                                                  13.13             1,526
                                                                                  14.07             1,493
                                                                                  12.19             1,387
                                                                                  14.29             1,265
                                                                                  17.26             1,188
                                                                                  16.07             1,172
                                                                                  15.74             1,095
                                                                                  15.80             1,054
                                                                                  19.55               857
MetLife Russell 2000(R) Index Investment Division (Class A) (formerly Russell
2000(R) Index Investment Division (Class A))....................................  12.60             1,191
                                                                                  15.73             1,207
                                                                                  19.78             1,203
                                                                                  18.79             1,040
                                                                                  21.66               934
                                                                                  29.73               851
                                                                                  30.94               786
                                                                                  29.33               723
                                                                                  35.24               668
                                                                                  40.04               573
MetLife Stock Index Investment Division (Class A)...............................  31.80             3,367
                                                                                  39.76             3,167
                                                                                  45.23             3,028
                                                                                  45.63             2,563
                                                                                  52.32             2,280
                                                                                  68.43             2,035
                                                                                  76.84             1,886
                                                                                  77.01             1,700
                                                                                  85.19             1,560
                                                                                 102.57             1,370
MFS Value Investment Division II (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................   9.73               312
                                                                                  10.72               309
                                                                                  11.58               347
                                                                                  11.71               361
                                                                                  13.24               298
                                                                                  17.31               319
                                                                                  18.82               329
                                                                                  17.51               314
                                                                                  20.50               310
                                                                                  21.83               225
MFS(R) Research International Investment Division* (Class A)....................  11.14             2,486
                                                                                  14.56             2,360
                                                                                  16.11             2,133
                                                                                  14.29             1,816
                                                                                  16.56             1,669
                                                                                  19.62             1,525
                                                                                  18.12             1,391
                                                                                  17.68             1,260
                                                                                  17.40             1,119
                                                                                  22.15               963
MFS(R) Total Return Investment Division (Class A)...............................  32.94             1,056
                                                                                  38.70               960
                                                                                  42.20               890
                                                                                  42.81               759
                                                                                  47.32               705
                                                                                  55.78               655
                                                                                  60.03               598
                                                                                  59.37               533
                                                                                  64.23               473
                                                                                  71.54               381



                                     FFA-68

                        0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                   NUMBER OF
                                                                                    BEGINNING OF                  ACCUMULATION
                                                                                        YEAR        END OF YEAR   UNITS END OF
                                                                                    ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
MFS(R) Value Investment Division (Class A)................................. 2008   14.87           9.80              1,059
                                                                            2009    9.80          11.73              1,035
                                                                            2010   11.73          12.95              1,023
                                                                            2011   12.95          12.93                953
                                                                            2012   12.93          14.95                867
                                                                            2013   14.95          20.10              1,032
                                                                            2014   20.10          22.06              1,001
                                                                            2015   22.06          21.82                912
                                                                            2016   21.82          24.73                795
                                                                            2017   24.73          28.91                655
MFS(R) Value Investment Division (Class A) (formerly FI Value Leaders
Investment Division (Class E))............................................. 2008   34.57          20.87                 58
                                                                            2009   20.87          25.16                 54
                                                                            2010   25.16          28.51                 55
                                                                            2011   28.51          26.47                 47
                                                                            2012   26.47          30.30                 43
                                                                            2013   30.30          33.42                  0
MFS(R) Value Investment Division (Class A) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008).......................... 2008    9.99           6.62                  3
                                                                            2009    6.62           8.19                 26
                                                                            2010    8.19           9.00                 54
                                                                            2011    9.00           8.87                 60
                                                                            2012    8.87          10.01                 69
                                                                            2013   10.01          10.98                  0
Morgan Stanley Mid Cap Growth Investment Division (Class A)................ 2010   14.24          16.61              2,835
                                                                            2011   16.61          15.36              2,434
                                                                            2012   15.36          16.67              2,175
                                                                            2013   16.67          23.00              1,907
                                                                            2014   23.00          23.08              1,704
                                                                            2015   23.08          21.77              1,482
                                                                            2016   21.77          19.78              1,318
                                                                            2017   19.78          27.50              1,174
Morgan Stanley Mid Cap Growth Investment Division (Class A) (formerly FI
Mid Cap Opportunities Investment Division (Class A))....................... 2008   22.13           9.80              3,029
                                                                            2009    9.80          12.99              2,939
                                                                            2010   12.99          14.09                  0
Neuberger Berman Genesis Investment Division (Class A)..................... 2008   21.29          12.99              1,045
                                                                            2009   12.99          14.56                922
                                                                            2010   14.56          17.54                861
                                                                            2011   17.54          18.38                802
                                                                            2012   18.38          20.04                696
                                                                            2013   20.04          27.49                677
                                                                            2014   27.49          27.24                590
                                                                            2015   27.24          27.14                514
                                                                            2016   27.14          31.91                460
                                                                            2017   31.91          36.59                364
Neuberger Berman Genesis Investment Division (Class A) (formerly MLA Mid
Cap Investment Division (Class E))......................................... 2008   16.23           9.93                121
                                                                            2009    9.93          13.47                117
                                                                            2010   13.47          16.42                312
                                                                            2011   16.42          15.41                287
                                                                            2012   15.41          16.09                111
                                                                            2013   16.09          17.48                  0
Oppenheimer Global Equity Investment Division (Class A) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............ 2008    9.99           6.59                  8
                                                                            2009    6.59           8.65                 20
                                                                            2010    8.65           9.23                 16
                                                                            2011    9.23           8.51                 25
                                                                            2012    8.51          10.30                 30
                                                                            2013   10.30          10.97                  0
Oppenheimer Global Equity Investment Division* (Class A)................... 2008   21.82          12.89              1,449
                                                                            2009   12.89          17.92              1,379
                                                                            2010   17.92          20.63              1,289
                                                                            2011   20.63          18.75              1,158
                                                                            2012   18.75          22.57              1,059
                                                                            2013   22.57          28.50                962
                                                                            2014   28.50          28.93                857
                                                                            2015   28.93          29.85                802
                                                                            2016   29.85          29.71                660
                                                                            2017   29.71          40.36                527



                                     FFA-69

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
PIMCO Inflation Protected Bond Investment Division (Class E) (5/1/2006)....... 2008   12.43          11.49                328
                                                                               2009   11.49          13.45                478
                                                                               2010   13.45          14.37                523
                                                                               2011   14.37          15.83                673
                                                                               2012   15.83          17.13                806
                                                                               2013   17.13          15.41                652
                                                                               2014   15.41          15.74                551
                                                                               2015   15.74          15.12                443
                                                                               2016   15.12          15.72                429
                                                                               2017   15.72          16.13                320
PIMCO Total Return Investment Division (Class A).............................. 2008   13.93          13.89              1,436
                                                                               2009   13.89          16.29              1,580
                                                                               2010   16.29          17.50              1,749
                                                                               2011   17.50          17.93              1,605
                                                                               2012   17.93          19.46              1,628
                                                                               2013   19.46          18.94              1,569
                                                                               2014   18.94          19.61              1,379
                                                                               2015   19.61          19.48              1,236
                                                                               2016   19.48          19.84              1,081
                                                                               2017   19.84          20.60                839
SSGA Growth and Income ETF Investment Division (Class E) (5/1/2006)........... 2008   11.74           8.72                 16
                                                                               2009    8.72          10.80                 31
                                                                               2010   10.80          12.02                 58
                                                                               2011   12.02          12.05                 44
                                                                               2012   12.05          13.47                 78
                                                                               2013   13.47          15.10                114
                                                                               2014   15.10          15.85                128
                                                                               2015   15.85          15.40                143
                                                                               2016   15.40          16.15                113
                                                                               2017   16.15          18.56                 70
SSGA Growth ETF Investment Division (Class E) (5/1/2006)...................... 2008   12.04           8.00                 64
                                                                               2009    8.00          10.25                 75
                                                                               2010   10.25          11.59                 78
                                                                               2011   11.59          11.26                 80
                                                                               2012   11.26          12.84                 70
                                                                               2013   12.84          15.04                 77
                                                                               2014   15.04          15.71                 81
                                                                               2015   15.71          15.22                 75
                                                                               2016   15.22          16.12                 76
                                                                               2017   16.12          19.13                 58
T. Rowe Price Large Cap Growth Investment Division (Class A).................. 2008   16.14           9.29                777
                                                                               2009    9.29          13.20                783
                                                                               2010   13.20          15.31                793
                                                                               2011   15.31          15.00                730
                                                                               2012   15.00          17.68                734
                                                                               2013   17.68          24.37                901
                                                                               2014   24.37          26.34                880
                                                                               2015   26.34          28.90                879
                                                                               2016   28.90          29.13                802
                                                                               2017   29.13          38.64                729
T. Rowe Price Large Cap Growth Investment Division (Class A) (formerly
RCM Technology Investment Division (Class A))................................. 2008    8.13           4.49                358
                                                                               2009    4.49           7.08                395
                                                                               2010    7.08           9.00                451
                                                                               2011    9.00           8.04                402
                                                                               2012    8.04           8.95                343
                                                                               2013    8.95           9.39                  0
T. Rowe Price Mid Cap Growth Investment Division (Class A).................... 2008   10.44           6.24                916
                                                                               2009    6.24           9.02                959
                                                                               2010    9.02          11.44                942
                                                                               2011   11.44          11.18                883
                                                                               2012   11.18          12.62                870
                                                                               2013   12.62          17.12                937
                                                                               2014   17.12          19.17                965
                                                                               2015   19.17          20.30              1,055
                                                                               2016   20.30          21.41                915
                                                                               2017   21.41          26.55                766



                                     FFA-70

                      0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                NUMBER OF
                                                                                 BEGINNING OF                  ACCUMULATION
                                                                                     YEAR        END OF YEAR   UNITS END OF
                                                                                 ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------ ------ -------------- -------------- -------------
T. Rowe Price Small Cap Growth Investment Division (Class A)............ 2008   17.07          10.78              1,479
                                                                         2009   10.78          14.85              1,453
                                                                         2010   14.85          19.84              1,455
                                                                         2011   19.84          20.01              1,253
                                                                         2012   20.01          23.02              1,142
                                                                         2013   23.02          32.97              1,078
                                                                         2014   32.97          34.92                964
                                                                         2015   34.92          35.53                923
                                                                         2016   35.53          39.33                803
                                                                         2017   39.33          47.87                681
Victory Sycamore Mid Cap Value Investment Division (Class A) (formerly
Invesco Mid Cap Value Investment Division (Class A)).................... 2008   28.44          14.83                963
                                                                         2009   14.83          21.76                961
                                                                         2010   21.76          27.23                946
                                                                         2011   27.23          25.25                827
                                                                         2012   25.25          27.98                  0
Victory Sycamore Mid Cap Value Investment Division (Class A) (formerly
Invesco Mid Cap Value Investment Division (Class A)).................... 2012   27.85          28.75                756
                                                                         2013   28.75          37.21                657
                                                                         2014   37.21          40.53                622
                                                                         2015   40.53          36.63                551
                                                                         2016   36.63          42.02                485
                                                                         2017   42.02          45.69                418
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A)...................................................... 2008   23.14          19.48                248
                                                                         2009   19.48          25.52                271
                                                                         2010   25.52          28.50                311
                                                                         2011   28.50          29.97                309
                                                                         2012   29.97          33.10                390
                                                                         2013   33.10          33.15                400
                                                                         2014   33.15          34.63                416
                                                                         2015   34.63          33.72                360
                                                                         2016   33.72          36.26                642
                                                                         2017   36.26          38.87                446
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A) (formerly Lord Abbett Bond Debenture Investment
Division (Class A))..................................................... 2008   15.93          12.88                617
                                                                         2009   12.88          17.49                629
                                                                         2010   17.49          19.61                608
                                                                         2011   19.61          20.37                543
                                                                         2012   20.37          22.84                603
                                                                         2013   22.84          24.47                632
                                                                         2014   24.47          25.48                625
                                                                         2015   25.48          24.77                577
                                                                         2016   24.77          25.57                  0
Western Asset Management U.S. Government Investment Division (Class A).. 2008   18.18          17.95                348
                                                                         2009   17.95          18.55                320
                                                                         2010   18.55          19.44                286
                                                                         2011   19.44          20.32                258
                                                                         2012   20.32          20.81                246
                                                                         2013   20.81          20.46                211
                                                                         2014   20.46          20.84                197
                                                                         2015   20.84          20.76                193
                                                                         2016   20.76          20.83                165
                                                                         2017   20.83          21.03                152


* We are waiving a portion of the Separate Account charge for the Investment Divisions investing in the Met/Wellington Large Cap Research Portfolio, the Oppenheimer Global Equity Investment Division and MFS(R) Research International Investment Division (Class A).

The assets of the Lord Abbett Bond Debenture Investment Division of the Met Investors Fund merged into Western Asset Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016. Accumulation Unit Values prior to May 2, 2016 are those of the Lord Abbett Bond Debenture Investment Division.

The assets of the ClearBridge Aggressive Growth II Investment Division of the Met Investors Fund merged into ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the ClearBridge Aggressive Growth II Investment Division.

The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division.



                                     FFA-71

The assets of the FI Value Leaders Investment Division (Class E) of the Metropolitan Fund were merged into MFS(R) Value Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.

The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.

The assets of the Met/Franklin Mutual Shares Investment Division (Class B) of the Met Investors Fund were merged into MFS(R) Value Investment Division (Class
A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division.

The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.

The assets of the MLA Mid Cap Investment Division (Class E) of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.

The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.

The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.

The assets of the Met/Templeton Growth Investment Division (Class B) of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division (Class A) of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.

The assets of the Oppenheimer Capital Appreciation Investment Division (Class
E) of the Met Investors Fund were merged into the Jennison Growth Investment Division (Class A) of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.

The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.

The assets of Legg Mason Value Equity Investment Division of the Met Investors Trust were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason Value Equity Investment Division.

The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.

The assets of FI Mid Cap Opportunities Investment Division were merged into the Morgan Stanley Mid Cap Growth Investment Division on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.

The assets of FI Large Cap Investment Division of the Metropolitan Funds were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Met Investors Fund on May 1, 2009. Accumulation Unit Values prior to May 1, 2009 are those of the FI Large Cap Investment Division.

Effective April 28, 2008, the Fidelity Overseas Investment Division of the Fidelity(R)VIP Funds was replaced by the MFS Research International Division of the Met Investors Fund, and, is no longer available as a funding option.

The assets of BlackRock Large Cap Investment Division of the Metropolitan Fund were merged into the WMC Large Cap Research Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.



                                     FFA-72

The assets of the MFS(R) Investors Trust Investment Division were merged into the Legg Mason Value Equity Investment Division prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.

The assets in Met/Putnam Voyager Investment Division were merged into Jennison Growth Investment Division prior to the opening of business on May 2, 2005. The Met/Putnam Voyager Investment Division is no longer available.

Please see the Table of Expenses for more information.


                                     FFA-73

                                   APPENDIX D

--------------------------------------------------------------------------------
                ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS



Certain Portfolios and trusts were subject to a merger or name change. The chart below identifies the former name and new name of each of these Portfolios, and where applicable, the former name and the new name of the trust of which the Portfolio is a part.


FUND MERGERS


THE FOLLOWING FORMER PORTFOLIOS WERE MERGED.




                         FORMER NAME                                      NEW NAME
------------------------------------------------------------- -------------------------------
BRIGHTHOUSE FUNDS TRUST II                                    BRIGHTHOUSE FUNDS TRUST II
MFS(R) Value Portfolio II Class E (formerly BlackRock Large   MFS(R) Value Portfolio Class E
Cap Value Portfolio Class E)


PORTFOLIO NAME CHANGES

The following former Portfolios were renamed:



                FORMER NAME                                    NEW NAME
------------------------------------------ ------------------------------------------------
BRIGHTHOUSE FUNDS TRUST I                  BRIGHTHOUSE FUNDS TRUST I
 Invesco Mid Cap Value Portfolio Class A   Victory Sycamore Mid Cap Value PortfolioClass A




                                     FFA-74

                                   APPENDIX E

--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                       PORTFOLIO/SERIES                      MARKETING NAME
----------------------------------------- ----------------------------------- -------------------------------------
American Funds Insurance Series(R)        Bond Fund                           American Funds Bond Fund
American Funds Insurance Series(R)        Global Small Capitalization Fund    American Funds Global Small
                                                                              Capitalization Fund
American Funds Insurance Series(R)        Growth-Income Fund                  American Funds Growth-Income
                                                                              Fund
American Funds Insurance Series(R)        Growth Fund                         American Funds Growth Fund
Fidelity(R) Variable Insurance Products   Investment Grade Bond Portfolio     Fidelity VIP Investment Grade Bond
                                                                              Portfolio
Fidelity(R) Variable Insurance Products   Equity-Income Portfolio             Fidelity VIP Equity-Income Portfolio
Fidelity(R) Variable Insurance Products   Growth Portfolio                    Fidelity VIP Growth Portfolio
Fidelity(R) Variable Insurance Products   Government Money Market Portfolio   Fidelity VIP Government Money
                                                                              Market Portfolio



                                     FFA-75

                                   APPENDIX F

--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.


                                     FFA-76

                                   APPENDIX G

--------------------------------------------------------------------------------
         TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
SERVICES
PRINCIPAL UNDERWRITER
CUSTODIAN
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT
EXPERIENCE FACTOR
VARIABLE INCOME PAYMENTS
  ASSUMED INVESTMENT RETURN (AIR)
  AMOUNT OF INCOME PAYMENTS
  ANNUITY UNIT VALUE
  REALLOCATING PRIVILEGE
CALCULATING THE ANNUITY UNIT VALUE
  DETERMINING THE VARIABLE INCOME PAYMENT
ADVERTISEMENT OF THE SEPARATE ACCOUNT
VOTING RIGHTS
  DISREGARDING VOTING INSTRUCTIONS
TAXES
  NON-QUALIFIED ANNUITY CONTRACTS
  QUALIFIED ANNUITY CONTRACTS
  TYPES OF QUALIFIED ANNUITY CONTRACTS
  ERISA
  FEDERAL ESTATE TAXES
  GENERATION-SKIPPING TRANSFER TAX
  ANNUITY PURCHASE PAYMENT BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
WITHDRAWALS
FINANCIAL STATEMENTS



                                     FFA-77

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                           REQUEST FOR A STATEMENT OF

                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

     [ ] Financial Freedom Account Variable Annuity Contract

     [ ] Brighthouse Funds Trust I

     [ ] Brighthouse Funds Trust II

     [ ] American Funds Insurance Series(R)

     [ ] Calvert Variable Series, Inc.

     [ ] Fidelity Variable Insurance Products Funds

     [ ] I have changed my address. My current address is:


                                           Name --------------------------------
-------------------------------------
            (Contract Number)
                                           Address -------------------------------

-------------------------------------      -------------------------------------
               (Signature)                                                      Zip

Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342



                                     FFA-79

                      METROPOLITAN LIFE INSURANCE COMPANY


                      METROPOLITAN LIFE SEPARATE ACCOUNT E


                        PREFERENCE PLUS(Reg. TM) ACCOUNT

            PREFERENCE PLUS(Reg. TM) ACCOUNT FOR ENHANCED CONTRACTS


                   ENHANCED PREFERENCE PLUS(Reg. TM) ACCOUNT

                                      AND
                           FINANCIAL FREEDOM ACCOUNT


       GROUP AND INDIVIDUAL DEFERRED ANNUITY AND INCOME ANNUITY CONTRACTS


                      STATEMENT OF ADDITIONAL INFORMATION


                                FORM N-4 PART B



                                 APRIL 30, 2018


This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectuses for Preference Plus(Reg. TM) Account, Preference Plus(Reg. TM) Account for Enhanced Contracts, Enhanced Preference Plus(Reg. TM) Account and Financial Freedom Account Deferred Annuities and Income Annuities, and should be read in conjunction with the Prospectuses. Copies of the Prospectuses may be obtained from Metropolitan Life Insurance Company, P.O. Box 10342, Des Moines, IA 50306-0342.


Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the Section titled "Important Terms You Should Know" of the Prospectuses for Preference Plus(Reg. TM) Account, Preference Plus(Reg. TM) Account for Enhanced Contracts, Enhanced Preference Plus(Reg. TM) Account and Financial Freedom Account Variable Annuity Contracts dated April 30, 2018.

                               TABLE OF CONTENTS


                                                                                    PAGE
                                                                                   -----
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....................................    2
SERVICES..........................................................................    2
PRINCIPAL UNDERWRITER.............................................................    2
CUSTODIAN.........................................................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.................................    2
EXPERIENCE FACTOR.................................................................    3
VARIABLE INCOME PAYMENTS..........................................................    3
   Assumed Investment Return (AIR)................................................    3
   Amount of Income Payments......................................................    3
   Annuity Unit Value.............................................................    4
   Reallocation Privilege.........................................................    4
CALCULATING THE ANNUITY UNIT VALUE................................................    4
   Determining the Variable Income Payment........................................    5
ADVERTISEMENT OF THE SEPARATE ACCOUNT.............................................    6
VOTING RIGHTS.....................................................................    8
   Disregarding Voting Instructions...............................................    8
TAXES.............................................................................    9
   Non-Qualified Annuity Contracts................................................    9
   Qualified Annuity Contracts....................................................    9
   Types of Qualified Plans.......................................................    9
   ERISA..........................................................................   10
   Federal Estate Taxes...........................................................   11
   Generation-Skipping Transfer Tax...............................................   11
   Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations.......   11
WITHDRAWALS.......................................................................   12
FINANCIAL STATEMENTS..............................................................   12

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Divisions of Metropolitan Life Separate Account E included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                                    SERVICES

FAScore LLC ("Fascore"), which has its principal office at 8525 East Orchard Road, Greenwood Village, Colorado 80111, provides recordkeeping services to us in connection with our administration of the Preference Plus Account, Enhanced Preference Plus Account, Financial Freedom Account Contract and Gold Track Select products. Fascore is not affiliated with us, the Separate Account or any of our affiliates, including the Contract's principal underwriter, MetLife Investors Distribution Company ("MLIDC"). We pay Fascore for its services an annual base fee and/or annual per participant charge for each plan account under the Contract. Fascore also charges us for each loan taken under the Contract a loan initiation fee and loan maintenance fee.


Recordkeeping fees paid to Fascore in 2017 were $1,328,492.

Recordkeeping fees paid to Fascore in 2016 were $2,882,135.

Recordkeeping fees paid to Fascore in 2015 were $2,936,259.



                             PRINCIPAL UNDERWRITER

MLIDC serves as principal underwriter for the Separate Account and the Contracts. Preference Plus(Reg. TM) Account Deferred and Income Annuities and Enhanced Preference Plus Account Deferred Annuities and Income Annuities, Preference Plus(Reg. TM) Account for Enhanced Contracts Deferred and Income Annuities and Enhanced Preference Plus Account Deferred Annuities and Income Annuities are no longer offered. However, contract owners and participants may still make purchase payments, and participants may still enroll under issued group Contracts. The offering of all other Contracts available under this registration statement is continuous. MLIDC's principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is affiliated with the Company and the Separate Account.


                                   CUSTODIAN


Metropolitan Life Insurance Company ("MetLife"), 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.



               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the Prospectus (see "Who Sells the Deferred Annuities"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2017........$ 84,338,194                    $0
 2016........$105,828,670                    $0
 2015........$118,054,844                    $0


                               EXPERIENCE FACTOR


We use the term "experience factor" to describe investment performance for a Division. We calculate Accumulation Unit Values once a day on every day the Exchange is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred.


The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the Valuation Period not to exceed ..000034035 (the daily equivalent of an effective annual rate of 1.25%) for certain Deferred Annuities and Income Annuities and for certain other Deferred Annuities and Income Annuities .000025905 (the daily equivalent of an effective annual rate of .95%).


                            VARIABLE INCOME PAYMENTS

"Variable income payments" include variable income payments made under the Deferred Annuities and Income Annuities.

ASSUMED INVESTMENT RETURN (AIR)


The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 3% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

AMOUNT OF INCOME PAYMENTS



The cash You receive periodically from a Division (after your first payment if paid within 10 days of the issue date) will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The Income Annuity specifies the dollar amount of the initial variable income payment for each Division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract charge), the AIR, the age and/or sex (where permitted) of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains fixed for the duration of the Contract (if no reallocations are made).


The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR and Separate Account charges.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment to the Annuitant will not be less than the payment produced by the then current Fixed Income Option purchase rates , which will not be less than current rates. The purpose of this provision is to assure the Annuitant that, at retirement, if the current Fixed Income Option purchase rates are significantly more favorable than the rates guaranteed by a Deferred Annuity, the Annuitant will be given the benefit of the higher rates.


ANNUITY UNIT VALUE


The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payments" in the Prospectus.)

REALLOCATION PRIVILEGE



Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the Divisions or other funds to generate your income payments.

When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

   o First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;


   o Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

   o Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option for the Income Annuity on the date of your reallocation;

   o Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.


When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.


Here are examples of the effect of a reallocation on the income payment:


   o Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 - ($125 - $100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)

   o Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will also be made to the number of Annuity Units in both Divisions as well.)



                       CALCULATING THE ANNUITY UNIT VALUE


We calculate Annuity Unit Values once a day on every day the Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account charges and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account charges and the deduction for the AIR, Annuity Unit Values will go down.


To calculate an Annuity Unit Value, we multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 4% and a one day Valuation Period, the factor is ..99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in Your Deferred Annuity and the laws in your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value to produce the new Annuity Unit Value.


The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.


               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE


  1.    Annuity Unit Value, beginning of period...................   $10.20
  2.    "Experience factor" for period............................     1.023558
  3.    Daily adjustment for 3% Assumed Investment Return.........   1.0000809863
  4.    (2) - (3).................................................     1.023475
  5.    Annuity Unit Value, end of period (1) - (4)...............   $10.44

                        ILLUSTRATION OF ANNUITY PAYMENTS
(ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          Annuitant age 65, Life Annuity with 120 Payments Guaranteed


   1.    Number of Accumulation Units as of Annuity Date.............................................    1,500.00
   2.    Accumulation Unit Value.....................................................................   $    11.80
   3.    Accumulation Value of the Deferred Annuity (1) - (2)........................................   $17,700.00
   4.    First monthly income payment per $1,000 of Accumulation Value...............................   $     5.52
   5.    First monthly income payment (3) - (4) - 1,000..............................................   $    97.70
   6.    Assume Annuity Unit Value as of Annuity Date equal to (see Illustration of Calculation of
         Annuity Unit Value above)...................................................................   $    10.80
   7.    Number of Annuity Units (5) - (6)...........................................................     9.04630
   8.    Assume Annuity Unit Value for the second month equal to (10 days prior to payment)..........   $    10.97
   9.    Second monthly Annuity Payment (7) - (8)....................................................   $    99.24
  10.    Assume Annuity Unit Value for third month equal to..........................................   $    10.53
  11.    Next monthly Annuity Payment (7) - (10).....................................................   $    95.26

DETERMINING THE VARIABLE INCOME PAYMENT



Variable income payments can go up or down based upon the investment performance of the Divisions. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the Divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the Divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the Divisions.

                     ADVERTISEMENT OF THE SEPARATE ACCOUNT


From time to time we advertise the performance of various Separate Account Divisions. For the money market Divisions, this performance will be stated in terms of "yield" and "effective yield." For the other Divisions, this performance will be stated in terms of either yield, "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The yield of the money market Divisions refers to the income generated by an investment in the Division over a seven-day period, which will be specified in the advertisement. This income is then annualized, by assuming that the same amount of income is generated each week over a 52-week period, and the total income is shown as a percentage of the investment. The effective yield is similarly calculated; however, when annualized, the earned income in the Division is assumed to be reinvested. Thus, the effective yield figure will be slightly higher than the yield figure because of the former's compounding effect. Other yield figures quoted in advertisements, that is those other than the money market Divisions, will refer to the net income generated by an investment in a particular Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2 [(a-b/cd + 1)6 + 1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of Accumulation Units or Annuity Units over specified periods in which a Division has been in operation, expressed as a percentage and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Yield, change in Accumulation Unit Value and effective yield figures do not reflect the possible imposition of an Early Withdrawal Charge for the Deferred Annuities and certain Enhanced Deferred Annuities, of up to 7% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Change in Accumulation Unit Value is expressed by this formula [UV1/UV0 (annualization factor)] + 1, where UV1 represents the current unit value and UV0 represents the prior unit value. The annualization factor can be either (1/number of years) or 365/number of days). Average annual total return calculations ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable Early Withdrawal Charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)n=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and Early Withdrawal Charges since the Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity.


Enhanced Preference Plus, Enhanced VestMet and Financial Freedom Deferred Annuities and Enhanced Preference Plus and Financial Freedom Account Income Annuities performance figures vary from other Preference Plus and VestMet Deferred Annuities and Income Annuities as a result of reduced Separate Account charges. Performance may be calculated based upon historical performance of the underlying Portfolios of the Brighthouse Funds Trust II, Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio, the Fidelity VIP Funds, Brighthouse Funds Trust I and American Funds and may assume that certain Deferred Annuities were in existence prior to their inception date.


After the inception date, actual Accumulation Unit or Annuity Unit data is used.


Historical performance information should not be relied on as a guarantee of future performance results.


Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its Divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(Reg. TM) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's North American Technology Sector Index, the Standard & Poor's North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000(Reg. TM) Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000(Reg. TM) Growth Index, the Russell 2000(Reg. TM) Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex-U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE(Reg. TM) Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Bloomberg Barclays U.S. Aggregate Bond Index, the Bloomberg Barclays U.S. Credit Index, the Bloomberg Barclays U.S. Government/Credit 1-3 Year Index, the Bloomberg Barclays U.S. TIPS Index, the Bloomberg Barclays U.S. Universal Index, the Bloomberg Barclays U.S. Government Bond Index, the Bloomberg Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index.


Performance may be shown for certain investment strategies that are made available under certain Deferred Annuities. The first is the "Equity Generator." Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. The second technique is the "Equalizer(SM)." Under this strategy, once during a specified period (i.e., monthly, quarterly), a transfer is made from the MetLife Stock Index Division or the Frontier Mid Cap Growth Division to the Fixed Interest Account or from the Fixed Interest Account to the MetLife Stock Index Division or Frontier Mid Cap Growth Division in order to make the account and the division equal in value. The third strategy is the "Index Selector(SM)". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the MetLife Aggregate Bond Index, MetLife Stock Index, MetLife MSCI EAFE(Reg. TM) Index, MetLife Russell 2000(Reg. TM) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account in order to bring the percentage of the total Account Value in each of these Divisions and Fixed Interest Account back to the current allocation of your choice of one of several asset allocation models: The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.

An "Equity Generator Return," "Aggressive Equity Generator Return," "Equalizer Return," "Aggressive Equalizer Return" or "Index Selector Return" for each asset allocation model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator, Equalizer and Index Selector investment strategies using other Divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or Divisions.

We may state performance for the Divisions of the Income Annuities which reflect deduction of the insurance-related charge (Separate Account charge) and investment-related charge, when accompanied by the annualized change in Annuity Unit Value.


Past performance is no guarantee of future results.

Historical performance information should not be relied on as a guarantee of future performance results.

An illustration should not be replied upon as a guarantee of future results.

                                 VOTING RIGHTS


In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities or Income Annuities described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having voting interests in the corresponding Divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and, as a result, we determine that we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.

Accordingly, You have voting interests under all the Deferred Annuities or Income Annuities described in the Prospectus. The number of shares held in each Division deemed attributable to You is determined by dividing the value of Accumulation or Annuity Units attributable to You in that Division, if any, by the net asset value of one share in the Portfolio in which the assets in that Division are invested. Fractional votes will be counted. The number of shares for which You have the right to give instructions will be determined as of the record date for the meeting.


Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Deferred Annuities and Income Annuities described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.


Qualified retirement plans which invest directly in the Portfolios do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.


You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or your Income Annuity, in your sole discretion.

Under the Keogh Deferred Annuities and the Enhanced Unallocated Keogh Deferred Annuity, participants may instruct You to give us instructions regarding shares deemed attributable to their respective contributions. Under the Keogh Deferred Annuities and the Enhanced Unallocated Keogh Deferred Annuity, we will provide You with the number of copies of voting instruction soliciting materials that You may furnish such materials to participants who may give You voting instructions.

Under Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(e)(11) severance and death benefit plans and the TSA Deferred Annuities and Income Annuities under which the employer retains all rights, we will provide You with the number of copies of voting instruction soliciting materials that You request so that You may furnish such materials to participants who may give You voting instructions.

Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.

DISREGARDING VOTING INSTRUCTIONS



MetLife may disregard voting instructions under the following circumstances (1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies or any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Calvert Variable Series', Fidelity VIP Funds', Brighthouse Trust I's, Brighthouse Trust II's, or American Funds'(Reg. TM) boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.


                                     TAXES


NON-QUALIFIED ANNUITY CONTRACTS

DIVERSIFICATION


In order for your non-qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to Contract Owners of gains under their Contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively.


We reserve the right to amend your Contract where necessary to maintain its status as a Variable Annuity Contract under federal tax law and to protect You and other Contract Owners in the Divisions from adverse tax consequences.


3.8 % MEDICARE TAX

The 3.8 % Medicare tax applies to the lesser of (1) "net investment income" or
(2) the excess of the modified adjusted gross income over the applicable threshold amount, $250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately and $200,000 for single filers and will result in the following top tax rates on investment income:


 CAPITAL GAINS   DIVIDENDS   OTHER
     23.8%        43.4%     43.4%

QUALIFIED ANNUITY CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract Owners and plan participants.


TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


TRADITIONAL IRA


Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

Additional information regarding 457(b) plans

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if You die before You receive any payments under the annuity or if You die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.


ROTH IRA / DESIGNATED ROTH ACCOUNT


Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever You elect to:

(a) Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) Make certain withdrawals under plans for which a qualified consent is required;

(c)        Name someone other than the spouse as your beneficiary; or

(d)        Use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

Comparison of Plan Limits for Individual Contributions:



         PLAN TYPE           ELECTIVE CONTRIBUTION   CATCH-UP CONTRIBUTION
  IRA (Traditional and
  Roth)                     $  5,500                $1,000
  SIMPLE                    $ 12,500*               $3,000
  401(k)                    $ 18,500*               $6,000
  SEP/401(a)                          (Employer contributions only)
  403(b) (TSA)              $ 18,500*               $6,000
  457(b)                    $ 18,500*               $6,000



*If you participate in any other employer plan during the year and have elective salary reductions under those plans, the total amount of salary reduction contributions that you can make to all plans in which you participate is limited to $18,500 in 2018.

Dollar limits are for 2018 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not to exceed the lesser of $55,000 or 100% of an employee's compensation for 2018.


FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

                                  WITHDRAWALS

We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at your Administrative Office, but we may delay payment as permitted by law, under certain circumstances. (See "Valuation -- Suspension of Payments" in the Prospectus). We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Interest Account for the period permitted by law, but for not more than six months.


                              FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Divisions of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of Metropolitan Life Insurance Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Metropolitan Life Separate Account E
and Board of Directors of
Metropolitan Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Divisions listed in Note 2 as of December 31, 2017, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, the financial highlights in Note 9 for the respective stated periods in the five years then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account of the Company as of December 31, 2017, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated period in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 23, 2018



We have served as the Separate Account's auditor since 1984.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                                                            AMERICAN FUNDS
                                             AMERICAN FUNDS         AMERICAN FUNDS           GLOBAL SMALL          AMERICAN FUNDS
                                                  BOND               GLOBAL GROWTH          CAPITALIZATION             GROWTH
                                                DIVISION               DIVISION                DIVISION               DIVISION
                                          --------------------   --------------------    --------------------   --------------------
ASSETS:
   Investments at fair value............  $         88,742,247   $            373,749    $        501,546,468   $      1,071,645,697
   Due from Metropolitan Life
     Insurance Company..................                    --                     --                       3                      3
                                          --------------------   --------------------    --------------------   --------------------
        Total Assets....................            88,742,247                373,749             501,546,471          1,071,645,700
                                          --------------------   --------------------    --------------------   --------------------
LIABILITIES:
   Accrued fees.........................                    15                     --                      20                     10
   Due to Metropolitan Life
     Insurance Company..................                    --                     --                      --                     --
                                          --------------------   --------------------    --------------------   --------------------
        Total Liabilities...............                    15                     --                      20                     10
                                          --------------------   --------------------    --------------------   --------------------

NET ASSETS..............................  $         88,742,232   $            373,749    $        501,546,451   $      1,071,645,690
                                          ====================   ====================    ====================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         88,605,060   $            373,749    $        500,994,403   $      1,070,767,658
   Net assets from Contracts in payout..               137,172                     --                 552,048                878,032
                                          --------------------   --------------------    --------------------   --------------------
        Total Net Assets................  $         88,742,232   $            373,749    $        501,546,451   $      1,071,645,690
                                          ====================   ====================    ====================   ====================


 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                          BHFTI ALLIANZ
                                                                                        GLOBAL INVESTORS       BHFTI AMERICAN
                                             AMERICAN FUNDS        BHFTI AB GLOBAL           DYNAMIC           FUNDS BALANCED
                                              GROWTH-INCOME      DYNAMIC ALLOCATION     MULTI-ASSET PLUS         ALLOCATION
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        845,856,819  $      1,634,691,188  $         79,721,576  $        919,484,653
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           845,856,819         1,634,691,188            79,721,576           919,484,653
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     9                     4                     4                     9
   Due to Metropolitan Life
     Insurance Company..................                   174                     1                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   183                     5                     4                    10
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        845,856,636  $      1,634,691,183  $         79,721,572  $        919,484,643
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        844,498,284  $      1,634,638,800  $         79,721,572  $        919,068,785
   Net assets from Contracts in payout..             1,358,352                52,383                    --               415,858
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        845,856,636  $      1,634,691,183  $         79,721,572  $        919,484,643
                                          ====================  ====================  ====================  ====================


                                             BHFTI AMERICAN                             BHFTI AMERICAN
                                              FUNDS GROWTH         BHFTI AMERICAN       FUNDS MODERATE       BHFTI AQR GLOBAL
                                               ALLOCATION           FUNDS GROWTH          ALLOCATION           RISK BALANCED
                                                DIVISION              DIVISION             DIVISION              DIVISION
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        479,556,350  $        395,973,382  $       949,575,561  $      1,234,346,282
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Assets....................           479,556,350           395,973,382          949,575,561         1,234,346,282
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     7                     6                    3                     4
   Due to Metropolitan Life
     Insurance Company..................                    --                     3                    1                     3
                                          --------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                     7                     9                    4                     7
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        479,556,343  $        395,973,373  $       949,575,557  $      1,234,346,275
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        479,480,422  $        395,921,520  $       949,110,411  $      1,234,309,056
   Net assets from Contracts in payout..                75,921                51,853              465,146                37,219
                                          --------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $        479,556,343  $        395,973,373  $       949,575,557  $      1,234,346,275
                                          ====================  ====================  ===================  ====================


                                             BHFTI BLACKROCK
                                             GLOBAL TACTICAL       BHFTI BLACKROCK
                                               STRATEGIES            HIGH YIELD
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $      2,029,561,010  $            413,604
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................         2,029,561,010               413,604
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     4                     2
   Due to Metropolitan Life
     Insurance Company..................                     2                    --
                                          --------------------  --------------------
        Total Liabilities...............                     6                     2
                                          --------------------  --------------------

NET ASSETS..............................  $      2,029,561,004  $            413,602
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,029,455,307  $            413,602
   Net assets from Contracts in payout..               105,697                    --
                                          --------------------  --------------------
        Total Net Assets................  $      2,029,561,004  $            413,602
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                                                                             BHFTI BRIGHTHOUSE/
                                            BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE     ABERDEEN EMERGING
                                          ASSET ALLOCATION 100      BALANCED PLUS        SMALL CAP VALUE       MARKETS EQUITY
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        248,628,052  $      3,869,437,240  $         19,791,291  $         58,423,947
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           248,628,052         3,869,437,240            19,791,291            58,423,947
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                     4                     6                     9
   Due to Metropolitan Life
     Insurance Company..................                     7                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    12                     4                     6                    10
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        248,628,040  $      3,869,437,236  $         19,791,285  $         58,423,937
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        241,708,072  $      3,869,337,049  $         19,791,285  $         58,414,036
   Net assets from Contracts in payout..             6,919,968               100,187                    --                 9,901
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        248,628,040  $      3,869,437,236  $         19,791,285  $         58,423,937
                                          ====================  ====================  ====================  ====================

                                                                                       BHFTI BRIGHTHOUSE/
                                           BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/         FRANKLIN         BHFTI BRIGHTHOUSE/
                                                 ARTISAN             EATON VANCE          LOW DURATION            TEMPLETON
                                              INTERNATIONAL         FLOATING RATE         TOTAL RETURN       INTERNATIONAL BOND
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $              2,811  $         29,625,667  $         83,966,103  $          7,449,822
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                 2,811            29,625,667            83,966,103             7,449,822
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     8                     9                     7
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                     8                     9                     8
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $              2,810  $         29,625,659  $         83,966,094  $          7,449,814
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              2,810  $         29,625,659  $         83,906,164  $          7,449,814
   Net assets from Contracts in payout..                    --                    --                59,930                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $              2,810  $         29,625,659  $         83,966,094  $          7,449,814
                                          ====================  ====================  ====================  ====================

                                            BHFTI BRIGHTHOUSE/
                                                WELLINGTON
                                                 LARGE CAP           BHFTI CLARION
                                                 RESEARCH         GLOBAL REAL ESTATE
                                                 DIVISION              DIVISION
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $         764,291,205  $        218,280,049
   Due from Metropolitan Life
     Insurance Company..................                     --                     5
                                          ---------------------  --------------------
        Total Assets....................            764,291,205           218,280,054
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     18                    15
   Due to Metropolitan Life
     Insurance Company..................                     --                    --
                                          ---------------------  --------------------
        Total Liabilities...............                     18                    15
                                          ---------------------  --------------------

NET ASSETS..............................  $         764,291,187  $        218,280,039
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         755,689,834  $        218,089,867
   Net assets from Contracts in payout..              8,601,353               190,172
                                          ---------------------  --------------------
        Total Net Assets................  $         764,291,187  $        218,280,039
                                          =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                  BHFTI HARRIS           BHFTI INVESCO
                                           BHFTI CLEARBRIDGE         OAKMARK             BALANCED-RISK         BHFTI INVESCO
                                           AGGRESSIVE GROWTH      INTERNATIONAL           ALLOCATION             COMSTOCK
                                               DIVISION             DIVISION               DIVISION              DIVISION
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       575,606,364  $        554,231,981  $        556,009,736  $             47,961
   Due from Metropolitan Life
     Insurance Company..................                   17                     8                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................          575,606,381           554,231,989           556,009,736                47,961
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   16                    16                     4                     3
   Due to Metropolitan Life
     Insurance Company..................                   --                    --                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   16                    16                     4                     3
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $       575,606,365  $        554,231,973  $        556,009,732  $             47,958
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       575,356,020  $        553,826,760  $        556,002,062  $             47,958
   Net assets from Contracts in payout..              250,345               405,213                 7,670                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $       575,606,365  $        554,231,973  $        556,009,732  $             47,958
                                          ===================  ====================  ====================  ====================

                                                                                             BHFTI
                                              BHFTI INVESCO        BHFTI JPMORGAN       JPMORGAN GLOBAL       BHFTI JPMORGAN
                                            SMALL CAP GROWTH          CORE BOND        ACTIVE ALLOCATION      SMALL CAP VALUE
                                                DIVISION              DIVISION             DIVISION              DIVISION
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         56,474,509  $         95,678,202  $       861,680,926  $        24,628,950
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................            56,474,509            95,678,202          861,680,926           24,628,950
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    21                     4                    3                   10
   Due to Metropolitan Life
     Insurance Company..................                     2                     1                    1                    1
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    23                     5                    4                   11
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         56,474,486  $         95,678,197  $       861,680,922  $        24,628,939
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         56,449,311  $         95,660,874  $       861,665,727  $        24,627,881
   Net assets from Contracts in payout..                25,175                17,323               15,195                1,058
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $         56,474,486  $         95,678,197  $       861,680,922  $        24,628,939
                                          ====================  ====================  ===================  ===================

                                                                    BHFTI METLIFE
                                           BHFTI LOOMIS SAYLES       MULTI-INDEX
                                             GLOBAL MARKETS         TARGETED RISK
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        124,432,495  $        966,194,520
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           124,432,495           966,194,520
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     8                     5
   Due to Metropolitan Life
     Insurance Company..................                     1                     1
                                          --------------------  --------------------
        Total Liabilities...............                     9                     6
                                          --------------------  --------------------

NET ASSETS..............................  $        124,432,486  $        966,194,514
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        124,421,814  $        966,156,389
   Net assets from Contracts in payout..                10,672                38,125
                                          --------------------  --------------------
        Total Net Assets................  $        124,432,486  $        966,194,514
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                        BHFTI                                      BHFTI
                                           BHFTI MFS RESEARCH      MORGAN STANLEY       BHFTI OPPENHEIMER     PANAGORA GLOBAL
                                              INTERNATIONAL        MID CAP GROWTH         GLOBAL EQUITY      DIVERSIFIED RISK
                                                DIVISION              DIVISION              DIVISION             DIVISION
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        202,267,420  $        339,623,716  $       282,853,099   $        95,392,821
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  -------------------
        Total Assets....................           202,267,420           339,623,716          282,853,099            95,392,821
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    19                    16                   12                     5
   Due to Metropolitan Life
     Insurance Company..................                    12                     1                    6                     1
                                          --------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                    31                    17                   18                     6
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        202,267,389  $        339,623,699  $       282,853,081   $        95,392,815
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        201,796,087  $        339,044,244  $       282,516,993   $        95,361,063
   Net assets from Contracts in payout..               471,302               579,455              336,088                31,752
                                          --------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $        202,267,389  $        339,623,699  $       282,853,081   $        95,392,815
                                          ====================  ====================  ====================  ===================

                                                  BHFTI
                                             PIMCO INFLATION        BHFTI PIMCO          BHFTI PYRAMIS        BHFTI SCHRODERS
                                             PROTECTED BOND        TOTAL RETURN        GOVERNMENT INCOME    GLOBAL MULTI-ASSET
                                                DIVISION             DIVISION              DIVISION              DIVISION
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        425,983,687  $       908,315,461  $        458,735,095  $        564,139,936
   Due from Metropolitan Life
     Insurance Company..................                    --                    5                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................           425,983,687          908,315,466           458,735,095           564,139,936
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    11                   12                     5                     3
   Due to Metropolitan Life
     Insurance Company..................                     1                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    12                   12                     5                     3
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        425,983,675  $       908,315,454  $        458,735,090  $        564,139,933
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        425,498,857  $       907,683,561  $        458,723,089  $        564,115,093
   Net assets from Contracts in payout..               484,818              631,893                12,001                24,840
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        425,983,675  $       908,315,454  $        458,735,090  $        564,139,933
                                          ====================  ===================  ====================  ====================

                                                                         BHFTI
                                             BHFTI SCHRODERS          SSGA GROWTH
                                          GLOBAL MULTI-ASSET II     AND INCOME ETF
                                                DIVISION               DIVISION
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $        422,442,903   $        869,542,359
   Due from Metropolitan Life
     Insurance Company..................                    --                     --
                                          ---------------------  --------------------
        Total Assets....................           422,442,903            869,542,359
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     4                      7
   Due to Metropolitan Life
     Insurance Company..................                    --                      1
                                          ---------------------  --------------------
        Total Liabilities...............                     4                      8
                                          ---------------------  --------------------

NET ASSETS..............................  $        422,442,899   $        869,542,351
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        422,442,899   $        869,331,726
   Net assets from Contracts in payout..                    --                210,625
                                          ---------------------  --------------------
        Total Net Assets................  $        422,442,899   $        869,542,351
                                          =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                  BHFTI          BHFTI T. ROWE PRICE   BHFTI T. ROWE PRICE     BHFTI TCW CORE
                                             SSGA GROWTH ETF       LARGE CAP VALUE       MID CAP GROWTH         FIXED INCOME
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        157,056,030  $            578,722  $        506,160,550  $            255,409
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           157,056,030               578,722           506,160,550               255,409
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     9                     3                     8                     1
   Due to Metropolitan Life
     Insurance Company..................                     1                     1                     2                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    10                     4                    10                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        157,056,020  $            578,718  $        506,160,540  $            255,408
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        157,031,283  $            578,718  $        505,774,296  $            255,408
   Net assets from Contracts in payout..                24,737                    --               386,244                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        157,056,020  $            578,718  $        506,160,540  $            255,408
                                          ====================  ====================  ====================  ====================

                                              BHFTI VICTORY          BHFTI WELLS             BHFTII
                                                SYCAMORE         CAPITAL MANAGEMENT      BAILLIE GIFFORD      BHFTII BLACKROCK
                                              MID CAP VALUE         MID CAP VALUE      INTERNATIONAL STOCK       BOND INCOME
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        424,806,945  $            342,506  $        139,877,356  $        455,410,551
   Due from Metropolitan Life
     Insurance Company..................                    52                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           424,806,997               342,506           139,877,356           455,410,551
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    15                     3                    12                    15
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                     3                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    15                     3                    15                    16
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        424,806,982  $            342,503  $        139,877,341  $        455,410,535
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        424,252,007  $            342,503  $        139,456,344  $        453,121,229
   Net assets from Contracts in payout..               554,975                    --               420,997             2,289,306
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        424,806,982  $            342,503  $        139,877,341  $        455,410,535
                                          ====================  ====================  ====================  ====================

                                                                  BHFTII BLACKROCK
                                            BHFTII BLACKROCK         ULTRA-SHORT
                                          CAPITAL APPRECIATION        TERM BOND
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        187,945,567  $         56,416,035
   Due from Metropolitan Life
     Insurance Company..................                     3                    --
                                          --------------------  --------------------
        Total Assets....................           187,945,570            56,416,035
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    18                     8
   Due to Metropolitan Life
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    18                     9
                                          --------------------  --------------------

NET ASSETS..............................  $        187,945,552  $         56,416,026
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        186,891,492  $         56,031,618
   Net assets from Contracts in payout..             1,054,060               384,408
                                          --------------------  --------------------
        Total Net Assets................  $        187,945,552  $         56,416,026
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017




                                           BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE     BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                           ASSET ALLOCATION 20   ASSET ALLOCATION 40    ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                DIVISION              DIVISION               DIVISION              DIVISION
                                          --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $        409,028,446  $      1,155,673,995  $       3,928,953,273  $      1,933,591,742
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     --                    --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Assets....................           409,028,446         1,155,673,995          3,928,953,273         1,933,591,742
                                          --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                     5                      4                     6
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                      1                    --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                     6                     5                      5                     6
                                          --------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $        409,028,440  $      1,155,673,990  $       3,928,953,268  $      1,933,591,736
                                          ====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        408,946,486  $      1,155,053,129  $       3,927,205,756  $      1,930,627,163
   Net assets from Contracts in payout..                81,954               620,861              1,747,512             2,964,573
                                          --------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $        409,028,440  $      1,155,673,990  $       3,928,953,268  $      1,933,591,736
                                          ====================  ====================  =====================  ====================

                                                                  BHFTII BRIGHTHOUSE/                          BHFTII BRIGHTHOUSE/
                                           BHFTII BRIGHTHOUSE/        DIMENSIONAL                                  WELLINGTON
                                                 ARTISAN             INTERNATIONAL      BHFTII BRIGHTHOUSE/        CORE EQUITY
                                              MID CAP VALUE          SMALL COMPANY      WELLINGTON BALANCED       OPPORTUNITIES
                                                DIVISION               DIVISION              DIVISION               DIVISION
                                          ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         226,673,889  $          9,595,926  $        610,158,978  $         570,742,766
   Due from Metropolitan Life
     Insurance Company..................                     --                    --                    --                     --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Assets....................            226,673,889             9,595,926           610,158,978            570,742,766
                                          ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     11                     8                     5                     20
   Due to Metropolitan Life
     Insurance Company..................                      1                     1                     1                     --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     12                     9                     6                     20
                                          ---------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $         226,673,877  $          9,595,917  $        610,158,972  $         570,742,746
                                          =====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         225,774,068  $          9,595,917  $        601,510,761  $         568,350,343
   Net assets from Contracts in payout..                899,809                    --             8,648,211              2,392,403
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $         226,673,877  $          9,595,917  $        610,158,972  $         570,742,746
                                          =====================  ====================  ====================  =====================


                                                 BHFTII
                                                FRONTIER                BHFTII
                                             MID CAP GROWTH         JENNISON GROWTH
                                                DIVISION               DIVISION
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $         508,449,781  $        203,130,945
   Due from Metropolitan Life
     Insurance Company..................                     20                    --
                                          ---------------------  --------------------
        Total Assets....................            508,449,801           203,130,945
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     12                    12
   Due to Metropolitan Life
     Insurance Company..................                     --                     5
                                          ---------------------  --------------------
        Total Liabilities...............                     12                    17
                                          ---------------------  --------------------

NET ASSETS..............................  $         508,449,789  $        203,130,928
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         507,531,810  $        202,716,790
   Net assets from Contracts in payout..                917,979               414,138
                                          ---------------------  --------------------
        Total Net Assets................  $         508,449,789  $        203,130,928
                                          =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                 BHFTII                BHFTII
                                              LOOMIS SAYLES         LOOMIS SAYLES        BHFTII METLIFE         BHFTII METLIFE
                                             SMALL CAP CORE       SMALL CAP GROWTH    AGGREGATE BOND INDEX    MID CAP STOCK INDEX
                                                DIVISION              DIVISION              DIVISION               DIVISION
                                          --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $        185,343,491  $         54,566,744  $      1,126,629,353   $        580,186,949
   Due from Metropolitan Life
     Insurance Company..................                     6                    --                    --                     11
                                          --------------------  --------------------  ---------------------  --------------------
        Total Assets....................           185,343,497            54,566,744         1,126,629,353            580,186,960
                                          --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    17                    13                     9                     12
   Due to Metropolitan Life
     Insurance Company..................                    --                     1                     2                     --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                    17                    14                    11                     12
                                          --------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $        185,343,480  $         54,566,730  $      1,126,629,342   $        580,186,948
                                          ====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        184,250,910  $         54,507,182  $      1,123,565,150   $        579,186,107
   Net assets from Contracts in payout..             1,092,570                59,548             3,064,192              1,000,841
                                          --------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $        185,343,480  $         54,566,730  $      1,126,629,342   $        580,186,948
                                          ====================  ====================  =====================  ====================


                                             BHFTII METLIFE        BHFTII METLIFE        BHFTII METLIFE          BHFTII MFS
                                             MSCI EAFE INDEX     RUSSELL 2000 INDEX        STOCK INDEX          TOTAL RETURN
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        524,736,175  $        373,905,344  $      3,191,113,533  $        145,097,998
   Due from Metropolitan Life
     Insurance Company..................                    --                    34                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           524,736,175           373,905,378         3,191,113,533           145,097,999
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    14                    16                    15                     9
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                    33                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    15                    16                    48                     9
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        524,736,160  $        373,905,362  $      3,191,113,485  $        145,097,990
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        524,097,483  $        373,435,224  $      3,152,551,459  $        143,237,025
   Net assets from Contracts in payout..               638,677               470,138            38,562,026             1,860,965
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        524,736,160  $        373,905,362  $      3,191,113,485  $        145,097,990
                                          ====================  ====================  ====================  ====================


                                                                       BHFTII
                                            BHFTII MFS VALUE        MFS VALUE II
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        523,781,745  $        254,251,604
   Due from Metropolitan Life
     Insurance Company..................                     2                    18
                                          --------------------  --------------------
        Total Assets....................           523,781,747           254,251,622
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                    13
   Due to Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    10                    13
                                          --------------------  --------------------

NET ASSETS..............................  $        523,781,737  $        254,251,609
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        517,238,545  $        254,126,374
   Net assets from Contracts in payout..             6,543,192               125,235
                                          --------------------  --------------------
        Total Net Assets................  $        523,781,737  $        254,251,609
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                 BHFTII                 BHFTII                BHFTII                BHFTII
                                            NEUBERGER BERMAN         T. ROWE PRICE         T. ROWE PRICE        VAN ECK GLOBAL
                                                 GENESIS           LARGE CAP GROWTH      SMALL CAP GROWTH      NATURAL RESOURCES
                                                DIVISION               DIVISION              DIVISION              DIVISION
                                          ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         314,115,976  $        609,640,872  $        467,200,330  $         37,269,868
   Due from Metropolitan Life
     Insurance Company..................                     --                    15                    10                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................            314,115,976           609,640,887           467,200,340            37,269,868
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     19                    13                    14                     7
   Due to Metropolitan Life
     Insurance Company..................                      1                    --                    --                     1
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     20                    13                    14                     8
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         314,115,956  $        609,640,874  $        467,200,326  $         37,269,860
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         313,304,748  $        598,940,398  $        466,676,053  $         37,269,860
   Net assets from Contracts in payout..                811,208            10,700,476               524,273                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         314,115,956  $        609,640,874  $        467,200,326  $         37,269,860
                                          =====================  ====================  ====================  ====================

                                             BHFTII WESTERN
                                            ASSET MANAGEMENT       BHFTII WESTERN
                                             STRATEGIC BOND       ASSET MANAGEMENT           BLACKROCK             CALVERT VP
                                              OPPORTUNITIES        U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.      SRI BALANCED
                                                DIVISION              DIVISION               DIVISION               DIVISION
                                          --------------------  --------------------  ----------------------  --------------------
ASSETS:
   Investments at fair value............  $        514,265,602  $        159,678,234   $             96,278   $         51,869,404
   Due from Metropolitan Life
     Insurance Company..................                     1                    --                     --                     --
                                          --------------------  --------------------  ----------------------  --------------------
        Total Assets....................           514,265,603           159,678,234                 96,278             51,869,404
                                          --------------------  --------------------  ----------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    15                    20                      2                      1
   Due to Metropolitan Life
     Insurance Company..................                    --                     1                     --                     --
                                          --------------------  --------------------  ----------------------  --------------------
        Total Liabilities...............                    15                    21                      2                      1
                                          --------------------  --------------------  ----------------------  --------------------

NET ASSETS..............................  $        514,265,588  $        159,678,213   $             96,276   $         51,869,403
                                          ====================  ====================  ======================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        512,672,736  $        159,445,341   $             96,276   $         51,869,403
   Net assets from Contracts in payout..             1,592,852               232,872                     --                     --
                                          --------------------  --------------------  ----------------------  --------------------
        Total Net Assets................  $        514,265,588  $        159,678,213   $             96,276   $         51,869,403
                                          ====================  ====================  ======================  ====================



                                               CALVERT VP           DELAWARE VIP
                                               SRI MID CAP         SMALL CAP VALUE
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $          8,745,518  $             22,011
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................             8,745,518                22,011
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    --
   Due to Metropolitan Life
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    --                     1
                                          --------------------  --------------------

NET ASSETS..............................  $          8,745,518  $             22,010
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          8,745,518  $             22,010
   Net assets from Contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $          8,745,518  $             22,010
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                               FIDELITY VIP           FIDELITY VIP           FIDELITY VIP          FIDELITY VIP
                                                CONTRAFUND            EQUITY-INCOME          FREEDOM 2020          FREEDOM 2025
                                                 DIVISION               DIVISION               DIVISION              DIVISION
                                          ---------------------  ---------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $             805,722  $          78,340,012  $           1,255,251  $             819,001
   Due from Metropolitan Life
     Insurance Company..................                     --                     --                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Assets....................                805,722             78,340,012              1,255,251                819,001
                                          ---------------------  ---------------------  ---------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     --                      2                     --                      1
   Due to Metropolitan Life
     Insurance Company..................                     --                     --                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Liabilities...............                     --                      2                     --                      1
                                          ---------------------  ---------------------  ---------------------  ---------------------

NET ASSETS..............................  $             805,722  $          78,340,010  $           1,255,251  $             819,000
                                          =====================  =====================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             805,722  $          77,233,611  $           1,255,251  $             819,000
   Net assets from Contracts in payout..                     --              1,106,399                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Net Assets................  $             805,722  $          78,340,010  $           1,255,251  $             819,000
                                          =====================  =====================  =====================  =====================


                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                              FREEDOM 2030          FREEDOM 2040          FREEDOM 2050        FUNDSMANAGER 50%
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          3,021,173  $            534,464  $            253,618  $        315,705,343
   Due from Metropolitan Life
     Insurance Company..................                    --                     1                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             3,021,173               534,465               253,619           315,705,343
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                     1                     1                    --
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                     1                     1                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          3,021,173  $            534,464  $            253,618  $        315,705,343
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          3,021,173  $            534,464  $            253,618  $        315,705,343
   Net assets from Contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          3,021,173  $            534,464  $            253,618  $        315,705,343
                                          ====================  ====================  ====================  ====================

                                                                    FIDELITY VIP
                                              FIDELITY VIP        GOVERNMENT MONEY
                                            FUNDSMANAGER 60%           MARKET
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        286,973,776  $          5,009,177
   Due from Metropolitan Life
     Insurance Company..................                     1                    --
                                          --------------------  --------------------
        Total Assets....................           286,973,777             5,009,177
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    --
   Due to Metropolitan Life
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    --                     1
                                          --------------------  --------------------

NET ASSETS..............................  $        286,973,777  $          5,009,176
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        286,973,777  $          5,009,176
   Net assets from Contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $        286,973,777  $          5,009,176
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                    FIDELITY VIP                              FTVIPT TEMPLETON
                                                                  INVESTMENT GRADE        FIDELITY VIP           DEVELOPING
                                           FIDELITY VIP GROWTH          BOND                 MID CAP             MARKETS VIP
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         98,637,849  $         10,239,907  $            676,874  $            152,910
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            98,637,849            10,239,907               676,874               152,910
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    --                    --                    --
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         98,637,848  $         10,239,907  $            676,874  $            152,910
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         98,637,848  $         10,239,907  $            676,874  $            152,910
   Net assets from Contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         98,637,848  $         10,239,907  $            676,874  $            152,910
                                          ====================  ====================  ====================  ====================

                                                                                                                     LMPVET
                                            FTVIPT TEMPLETON         IVY VIP ASSET        JANUS HENDERSON     CLEARBRIDGE VARIABLE
                                               FOREIGN VIP             STRATEGY             ENTERPRISE            APPRECIATION
                                                DIVISION               DIVISION              DIVISION               DIVISION
                                          ---------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $                 728  $              2,829  $             149,792  $             48,430
   Due from Metropolitan Life
     Insurance Company..................                     --                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Assets....................                    728                 2,829                149,792                48,430
                                          ---------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                      1                     1                     --                    --
   Due to Metropolitan Life
     Insurance Company..................                      1                     1                     --                     1
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                      2                     2                     --                     1
                                          ---------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $                 726  $              2,827  $             149,792  $             48,429
                                          =====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $                 726  $              2,827  $             149,792  $             48,429
   Net assets from Contracts in payout..                     --                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $                 726  $              2,827  $             149,792  $             48,429
                                          =====================  ====================  =====================  ====================

                                                  LMPVET                LMPVET
                                           CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             DIVIDEND STRATEGY     LARGE CAP GROWTH
                                                 DIVISION              DIVISION
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $              69,596  $            508,990
   Due from Metropolitan Life
     Insurance Company..................                      1                    --
                                          ---------------------  --------------------
        Total Assets....................                 69,597               508,990
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                      1                     2
   Due to Metropolitan Life
     Insurance Company..................                     --                    --
                                          ---------------------  --------------------
        Total Liabilities...............                      1                     2
                                          ---------------------  --------------------

NET ASSETS..............................  $              69,596  $            508,988
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              69,596  $            508,988
   Net assets from Contracts in payout..                     --                    --
                                          ---------------------  --------------------
        Total Net Assets................  $              69,596  $            508,988
                                          =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017



                                                 LMPVET                                                        OPPENHEIMER GLOBAL
                                          CLEARBRIDGE VARIABLE      LMPVIT WESTERN      MORGAN STANLEY VIF     MULTI-ALTERNATIVES
                                            SMALL CAP GROWTH        ASSET CORE PLUS    GLOBAL INFRASTRUCTURE         FUND/VA
                                                DIVISION               DIVISION              DIVISION               DIVISION
                                          ---------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............   $             27,441  $            104,816  $             61,647   $             15,710
   Due from Metropolitan Life
     Insurance Company..................                     --                    --                    --                     --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Assets....................                 27,441               104,816                61,647                 15,710
                                          ---------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                      1                     1                     3                      3
   Due to Metropolitan Life
     Insurance Company..................                      1                    --                    --                      2
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                      2                     1                     3                      5
                                          ---------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................   $             27,439  $            104,815  $             61,644   $             15,705
                                          =====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $             27,439  $            104,815  $             61,644   $             15,705
   Net assets from Contracts in payout..                     --                    --                    --                     --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Net Assets................   $             27,439  $            104,815  $             61,644   $             15,705
                                          =====================  ====================  =====================  ====================


                                               PIMCO VIT            PIMCO VIT                               TAP 1919 VARIABLE
                                          COMMODITYREALRETURN   EMERGING MARKETS         PIMCO VIT         SOCIALLY RESPONSIVE
                                               STRATEGY               BOND          UNCONSTRAINED BOND          BALANCED
                                               DIVISION             DIVISION             DIVISION               DIVISION
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            49,887  $            71,040  $            121,049  $             24,128
   Due from Metropolitan Life
     Insurance Company..................                   --                    1                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................               49,887               71,041               121,049                24,128
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    2                    3                     3                     2
   Due to Metropolitan Life
     Insurance Company..................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    2                    3                     3                     2
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $            49,885  $            71,038  $            121,046  $             24,126
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            49,885  $            71,038  $            121,046  $             24,126
   Net assets from Contracts in payout..                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $            49,885  $            71,038  $            121,046  $             24,126
                                          ===================  ===================  ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                             AMERICAN FUNDS
                                                 AMERICAN FUNDS        AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS
                                                      BOND              GLOBAL GROWTH        CAPITALIZATION            GROWTH
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,720,919  $              2,326  $          2,105,602  $          5,093,504
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,143,058                 3,481             6,044,363            12,765,449
      Administrative charges................               192,909                   434               955,931             1,864,379
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,335,967                 3,915             7,000,294            14,629,828
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               384,952               (1,589)           (4,894,692)           (9,536,324)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,338,005                11,765                    --            99,378,515
      Realized gains (losses) on sale of
        investments.........................             (216,338)                29,681             5,710,371            31,922,273
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             1,121,667                41,446             5,710,371           131,300,788
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               470,463                81,565           104,016,189           120,057,167
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             1,592,130               123,011           109,726,560           251,357,955
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,977,082  $            121,422  $        104,831,868  $        241,821,631
                                              ====================  ====================  ====================  ====================

                                                                                              BHFTI ALLIANZ
                                                                                            GLOBAL INVESTORS       BHFTI AMERICAN
                                                 AMERICAN FUNDS        BHFTI AB GLOBAL           DYNAMIC           FUNDS BALANCED
                                                  GROWTH-INCOME      DYNAMIC ALLOCATION     MULTI-ASSET PLUS         ALLOCATION
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         11,257,133  $         23,988,871  $          1,164,497  $         13,324,401
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            10,319,883            16,017,439               767,978             8,993,924
      Administrative charges................             1,576,935             4,048,168               191,943             2,169,205
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................            11,896,818            20,065,607               959,921            11,163,129
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (639,685)             3,923,264               204,576             2,161,272
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            53,391,780                    --                    --            44,754,469
      Realized gains (losses) on sale of
        investments.........................            22,763,365            22,066,851               468,055             7,722,300
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            76,155,145            22,066,851               468,055            52,476,769
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            79,975,984           161,039,666             9,444,691            73,356,473
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           156,131,129           183,106,517             9,912,746           125,833,242
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        155,491,444  $        187,029,781  $         10,117,322  $        127,994,514
                                              ====================  ====================  ====================  ====================


                                                 BHFTI AMERICAN
                                                  FUNDS GROWTH         BHFTI AMERICAN
                                                   ALLOCATION           FUNDS GROWTH
                                                    DIVISION              DIVISION
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          5,652,017  $          1,574,275
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             4,655,069             4,033,191
      Administrative charges................             1,077,955               978,484
                                              --------------------  --------------------
        Total expenses......................             5,733,024             5,011,675
                                              --------------------  --------------------
           Net investment income (loss).....              (81,007)           (3,437,400)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            28,936,178            41,420,916
      Realized gains (losses) on sale of
        investments.........................             5,166,795            10,816,485
                                              --------------------  --------------------
           Net realized gains (losses)......            34,102,973            52,237,401
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            48,200,536            42,426,288
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            82,303,509            94,663,689
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         82,222,502  $         91,226,289
                                              ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                  BHFTI AMERICAN                               BHFTI BLACKROCK
                                                  FUNDS MODERATE        BHFTI AQR GLOBAL       GLOBAL TACTICAL
                                                    ALLOCATION            RISK BALANCED          STRATEGIES
                                                     DIVISION               DIVISION              DIVISION
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          16,934,044  $         21,215,683  $         13,570,693
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................              9,677,000            12,287,994            19,872,539
      Administrative charges.................              2,329,891             3,096,755             5,018,452
                                               ---------------------  --------------------  --------------------
         Total expenses......................             12,006,891            15,384,749            24,890,991
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......              4,927,153             5,830,934          (11,320,298)
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             41,497,329            59,430,266            24,427,247
      Realized gains (losses) on sale of
         investments.........................              7,657,419          (23,752,016)             7,351,363
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......             49,154,748            35,678,250            31,778,610
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             50,457,040            59,097,981           206,006,523
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             99,611,788            94,776,231           237,785,133
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         104,538,941  $        100,607,165  $        226,464,835
                                               =====================  ====================  ====================


                                                  BHFTI BLACKROCK      BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE
                                                    HIGH YIELD       ASSET ALLOCATION 100      BALANCED PLUS
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             21,121  $          3,141,687  $         57,584,151
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 4,014             2,352,492            36,816,058
      Administrative charges.................                   827               556,595             9,245,628
                                               --------------------  --------------------  --------------------
         Total expenses......................                 4,841             2,909,087            46,061,686
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                16,280               232,600            11,522,465
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --            12,913,043           183,193,534
      Realized gains (losses) on sale of
         investments.........................                 2,486             2,397,100            18,281,600
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                 2,486            15,310,143           201,475,134
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                 5,249            30,087,720           363,045,503
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                 7,735            45,397,863           564,520,637
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             24,015  $         45,630,463  $        576,043,102
                                               ====================  ====================  ====================

                                                                       BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/
                                                 BHFTI BRIGHTHOUSE      ABERDEEN EMERGING          ARTISAN
                                                  SMALL CAP VALUE        MARKETS EQUITY         INTERNATIONAL
                                                     DIVISION               DIVISION              DIVISION
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             173,152  $            619,252  $                 29
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                173,464               569,564                    28
      Administrative charges.................                 47,381               141,359                     5
                                               ---------------------  --------------------  --------------------
         Total expenses......................                220,845               710,923                    33
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......               (47,693)              (91,671)                   (4)
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                686,719                    --                    --
      Realized gains (losses) on sale of
         investments.........................                180,000               674,283                  (25)
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......                866,719               674,283                  (25)
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................              1,074,488            12,750,253                   731
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              1,941,207            13,424,536                   706
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           1,893,514  $         13,332,865  $                702
                                               =====================  ====================  ====================

                                                BHFTI BRIGHTHOUSE/
                                                    EATON VANCE
                                                   FLOATING RATE
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,091,886
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               331,647
      Administrative charges.................                71,937
                                               --------------------
         Total expenses......................               403,584
                                               --------------------
           Net investment income (loss)......               688,302
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................              (10,409)
                                               --------------------
           Net realized gains (losses).......              (10,409)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................              (41,125)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              (51,534)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            636,768
                                               ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                BHFTI BRIGHTHOUSE/                          BHFTI BRIGHTHOUSE/
                                                     FRANKLIN         BHFTI BRIGHTHOUSE/        WELLINGTON
                                                   LOW DURATION            TEMPLETON             LARGE CAP
                                                   TOTAL RETURN       INTERNATIONAL BOND         RESEARCH
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,218,012  $                 --  $          7,842,706
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               875,010                76,336             7,135,853
      Administrative charges.................               201,321                18,846               304,867
                                               --------------------  --------------------  --------------------
         Total expenses......................             1,076,331                95,182             7,440,720
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               141,681              (95,182)               401,986
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                 2,995            27,211,621
      Realized gains (losses) on sale of
         investments.........................             (303,532)             (108,603)            23,205,576
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             (303,532)             (105,608)            50,417,197
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               210,867               118,596            89,214,450
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              (92,665)                12,988           139,631,647
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             49,016  $           (82,194)  $        140,033,633
                                               ====================  ====================  ====================


                                                                                               BHFTI HARRIS
                                                   BHFTI CLARION      BHFTI CLEARBRIDGE           OAKMARK
                                                GLOBAL REAL ESTATE    AGGRESSIVE GROWTH        INTERNATIONAL
                                                     DIVISION             DIVISION               DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          7,597,193  $          4,327,509  $          8,797,273
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             2,284,508             5,971,186             5,526,395
      Administrative charges.................               457,509             1,250,726             1,152,526
                                               --------------------  --------------------  --------------------
         Total expenses......................             2,742,017             7,221,912             6,678,921
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             4,855,176           (2,894,403)             2,118,352
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                    --                    --
      Realized gains (losses) on sale of
         investments.........................           (1,356,724)            21,644,586             6,011,613
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......           (1,356,724)            21,644,586             6,011,613
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            16,141,560            71,712,587           126,507,000
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            14,784,836            93,357,173           132,518,613
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         19,640,012  $         90,462,770  $        134,636,965
                                               ====================  ====================  ====================


                                                   BHFTI INVESCO
                                                   BALANCED-RISK          BHFTI INVESCO        BHFTI INVESCO
                                                    ALLOCATION              COMSTOCK         SMALL CAP GROWTH
                                                     DIVISION               DIVISION             DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         20,735,240  $              1,161  $                 --
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             5,560,675                   375               566,644
      Administrative charges.................             1,384,984                    87               109,087
                                               --------------------  --------------------  --------------------
         Total expenses......................             6,945,659                   462               675,731
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......            13,789,581                   699             (675,731)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            28,742,967                 1,528             5,730,768
      Realized gains (losses) on sale of
         investments.........................           (1,307,178)                   104             (467,940)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            27,435,789                 1,632             5,262,828
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             4,350,900                 4,646             6,984,538
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            31,786,689                 6,278            12,247,366
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         45,576,270  $              6,977  $         11,571,635
                                               ====================  ====================  ====================



                                                  BHFTI JPMORGAN
                                                     CORE BOND
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          2,415,222
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,037,427
      Administrative charges.................               243,736
                                               --------------------
         Total expenses......................             1,281,163
                                               --------------------
           Net investment income (loss)......             1,134,059
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................             (156,412)
                                               --------------------
           Net realized gains (losses).......             (156,412)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................               946,145
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               789,733
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          1,923,792
                                               ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                      BHFTI
                                                 JPMORGAN GLOBAL       BHFTI JPMORGAN      BHFTI LOOMIS SAYLES
                                                ACTIVE ALLOCATION      SMALL CAP VALUE       GLOBAL MARKETS
                                                    DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends.............................  $         21,268,402  $            281,254  $          1,727,928
                                              --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             8,296,782               252,684             1,282,963
      Administrative charges................             2,083,912                62,029               283,729
                                              --------------------  --------------------  ---------------------
        Total expenses......................            10,380,694               314,713             1,566,692
                                              --------------------  --------------------  ---------------------
           Net investment income (loss).....            10,887,708              (33,459)               161,236
                                              --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             1,202,912               540,917
      Realized gains (losses) on sale of
        investments.........................             4,939,898               589,565             4,440,039
                                              --------------------  --------------------  ---------------------
           Net realized gains (losses)......             4,939,898             1,792,477             4,980,956
                                              --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................           102,421,518           (1,290,638)            18,870,177
                                              --------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           107,361,416               501,839            23,851,133
                                              --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        118,249,124  $            468,380  $         24,012,369
                                              ====================  ====================  =====================

                                                  BHFTI METLIFE                                   BHFTI
                                                   MULTI-INDEX       BHFTI MFS RESEARCH      MORGAN STANLEY       BHFTI OPPENHEIMER
                                                  TARGETED RISK         INTERNATIONAL        MID CAP GROWTH         GLOBAL EQUITY
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         13,676,136  $          3,560,705  $            959,830  $          2,615,206
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             9,214,273             2,014,602             3,661,439             2,881,455
      Administrative charges................             2,322,087               392,290               207,399               391,968
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................            11,536,360             2,406,892             3,868,838             3,273,423
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             2,139,776             1,153,813           (2,909,008)             (658,217)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            24,904,963                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................             6,017,604             1,415,099            17,261,420            13,988,566
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            30,922,567             1,415,099            17,261,420            13,988,566
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            89,709,027            43,982,063            85,780,558            65,880,609
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           120,631,594            45,397,162           103,041,978            79,869,175
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        122,771,370  $         46,550,975  $        100,132,970  $         79,210,958
                                              ====================  ====================  ====================  ====================

                                                      BHFTI                 BHFTI
                                                 PANAGORA GLOBAL       PIMCO INFLATION         BHFTI PIMCO
                                                DIVERSIFIED RISK       PROTECTED BOND         TOTAL RETURN
                                                    DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $          6,819,099  $         16,459,936
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               963,402             4,464,412             9,517,885
      Administrative charges................               240,831             1,011,841             2,071,081
                                              --------------------  --------------------  --------------------
        Total expenses......................             1,204,233             5,476,253            11,588,966
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....           (1,204,233)             1,342,846             4,870,970
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --             4,614,865
      Realized gains (losses) on sale of
        investments.........................               797,418           (4,187,546)           (2,672,382)
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......               797,418           (4,187,546)             1,942,483
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            10,637,787            12,261,154            22,817,382
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            11,435,205             8,073,608            24,759,865
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         10,230,972  $          9,416,454  $         29,630,835
                                              ====================  ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                                        BHFTI
                                                  BHFTI PYRAMIS        BHFTI SCHRODERS      BHFTI SCHRODERS          SSGA GROWTH
                                                GOVERNMENT INCOME    GLOBAL MULTI-ASSET  GLOBAL MULTI-ASSET II     AND INCOME ETF
                                                    DIVISION              DIVISION             DIVISION               DIVISION
                                              --------------------  -------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         10,602,357  $         4,381,595   $         4,082,761   $         21,216,579
                                              --------------------  -------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             4,883,339            5,468,384             3,982,333              8,680,782
      Administrative charges................             1,204,844            1,376,089               999,437              2,149,758
                                              --------------------  -------------------  ---------------------  --------------------
        Total expenses......................             6,088,183            6,844,473             4,981,770             10,830,540
                                              --------------------  -------------------  ---------------------  --------------------
           Net investment income (loss).....             4,514,174          (2,462,878)             (899,009)             10,386,039
                                              --------------------  -------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --           10,506,886                32,925              2,660,205
      Realized gains (losses) on sale of
        investments.........................           (1,575,732)            4,554,398             2,309,311              8,487,953
                                              --------------------  -------------------  ---------------------  --------------------
           Net realized gains (losses)......           (1,575,732)           15,061,284             2,342,236             11,148,158
                                              --------------------  -------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             3,534,060           54,268,929            54,207,140             95,975,484
                                              --------------------  -------------------  ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             1,958,328           69,330,213            56,549,376            107,123,642
                                              --------------------  -------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          6,472,502  $        66,867,335   $        55,650,367   $        117,509,681
                                              ====================  ===================  =====================  ====================


                                                     BHFTI          BHFTI T. ROWE PRICE   BHFTI T. ROWE PRICE     BHFTI TCW CORE
                                                SSGA GROWTH ETF       LARGE CAP VALUE       MID CAP GROWTH         FIXED INCOME
                                                   DIVISION              DIVISION              DIVISION              DIVISION
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         3,177,541  $             11,034  $                 --  $              4,587
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            1,527,498                 5,182             5,087,542                 3,167
      Administrative charges................              359,332                 1,017             1,008,933                   473
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................            1,886,830                 6,199             6,096,475                 3,640
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....            1,290,711                 4,835           (6,096,475)                   947
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            1,597,960                46,455            42,760,777                   410
      Realized gains (losses) on sale of
        investments.........................            1,418,181                 2,286             6,958,987                 (541)
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            3,016,141                48,741            49,719,764                 (131)
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           20,976,065                23,850            57,760,642                 3,477
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           23,992,206                72,591           107,480,406                 3,346
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        25,282,917  $             77,426  $        101,383,931  $              4,293
                                              ===================  ====================  ====================  ====================

                                                  BHFTI VICTORY         BHFTI WELLS
                                                    SYCAMORE        CAPITAL MANAGEMENT
                                                  MID CAP VALUE        MID CAP VALUE
                                                    DIVISION             DIVISION
                                              -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $         4,191,952  $             3,481
                                              -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            4,517,301                3,565
      Administrative charges................              741,310                  728
                                              -------------------  -------------------
        Total expenses......................            5,258,611                4,293
                                              -------------------  -------------------
           Net investment income (loss).....          (1,066,659)                (812)
                                              -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                   --
      Realized gains (losses) on sale of
        investments.........................            5,902,965                  530
                                              -------------------  -------------------
           Net realized gains (losses)......            5,902,965                  530
                                              -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................           28,563,919               30,168
                                              -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           34,466,884               30,698
                                              -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        33,400,225  $            29,886
                                              ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                      BHFTII
                                                  BAILLIE GIFFORD      BHFTII BLACKROCK       BHFTII BLACKROCK
                                                INTERNATIONAL STOCK       BOND INCOME       CAPITAL APPRECIATION
                                                     DIVISION              DIVISION               DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,503,298  $         13,926,733  $              14,506
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,500,755             4,996,227              1,835,629
      Administrative charges.................               159,849               874,309                430,358
                                               --------------------  --------------------  ---------------------
         Total expenses......................             1,660,604             5,870,536              2,265,987
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......             (157,306)             8,056,197            (2,251,481)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                    --              4,271,040
      Realized gains (losses) on sale of
         investments.........................             2,005,558             (462,981)              8,492,979
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......             2,005,558             (462,981)             12,764,019
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................            36,135,010             4,619,528             38,506,910
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            38,140,568             4,156,547             51,270,929
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         37,983,262  $         12,212,744  $          49,019,448
                                               ====================  ====================  =====================


                                                 BHFTII BLACKROCK
                                                    ULTRA-SHORT        BHFTII BRIGHTHOUSE     BHFTII BRIGHTHOUSE
                                                     TERM BOND         ASSET ALLOCATION 20    ASSET ALLOCATION 40
                                                     DIVISION               DIVISION               DIVISION
                                               ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $              65,123  $           8,861,047  $          23,516,679
                                               ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                617,895              4,447,990             12,218,994
      Administrative charges.................                147,639              1,002,750              2,817,187
                                               ---------------------  ---------------------  ---------------------
         Total expenses......................                765,534              5,450,740             15,036,181
                                               ---------------------  ---------------------  ---------------------
           Net investment income (loss)......              (700,411)              3,410,307              8,480,498
                                               ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                  1,207              6,819,590             36,611,496
      Realized gains (losses) on sale of
         investments.........................                 58,860            (1,094,535)              9,133,035
                                               ---------------------  ---------------------  ---------------------
           Net realized gains (losses).......                 60,067              5,725,055             45,744,531
                                               ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................                266,651             14,237,838             51,406,697
                                               ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                326,718             19,962,893             97,151,228
                                               ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           (373,693)  $          23,373,200  $         105,631,726
                                               =====================  =====================  =====================


                                                                                             BHFTII BRIGHTHOUSE/
                                                BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE           ARTISAN
                                                ASSET ALLOCATION 60   ASSET ALLOCATION 80       MID CAP VALUE
                                                     DIVISION              DIVISION               DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $         68,390,224  $         29,516,416  $           1,327,431
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            39,960,762            19,167,874              2,461,356
      Administrative charges.................             9,357,193             4,321,536                384,943
                                               --------------------  --------------------  ---------------------
         Total expenses......................            49,317,955            23,489,410              2,846,299
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......            19,072,269             6,027,006            (1,518,868)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............           156,020,875           103,285,226                     --
      Realized gains (losses) on sale of
         investments.........................            48,580,004            32,406,446              3,525,345
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......           204,600,879           135,691,672              3,525,345
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................           267,993,873           165,033,962             22,185,986
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           472,594,752           300,725,634             25,711,331
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        491,667,021  $        306,752,640  $          24,192,463
                                               ====================  ====================  =====================

                                                BHFTII BRIGHTHOUSE/
                                                    DIMENSIONAL
                                                   INTERNATIONAL
                                                   SMALL COMPANY
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $            173,380
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                90,551
      Administrative charges.................                22,000
                                               --------------------
         Total expenses......................               112,551
                                               --------------------
           Net investment income (loss)......                60,829
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               399,373
      Realized gains (losses) on sale of
         investments.........................              (16,671)
                                               --------------------
           Net realized gains (losses).......               382,702
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             1,781,452
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             2,164,154
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          2,224,983
                                               ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                     BHFTII BRIGHTHOUSE/
                                                                         WELLINGTON              BHFTII
                                               BHFTII BRIGHTHOUSE/       CORE EQUITY            FRONTIER               BHFTII
                                               WELLINGTON BALANCED      OPPORTUNITIES        MID CAP GROWTH        JENNISON GROWTH
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         11,390,649  $          7,873,709  $                 --  $            236,094
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             7,369,974             5,863,584             5,799,940             1,972,422
      Administrative charges................               215,028             1,194,986               220,450               388,036
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             7,585,002             7,058,570             6,020,390             2,360,458
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             3,805,647               815,139           (6,020,390)           (2,124,364)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            14,512,267            21,033,103            11,730,859            13,201,345
      Realized gains (losses) on sale of
        investments.........................             8,536,923             2,278,108            14,696,992             4,996,124
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            23,049,190            23,311,211            26,427,851            18,197,469
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            50,501,388            66,394,541            82,851,733            39,899,960
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            73,550,578            89,705,752           109,279,584            58,097,429
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         77,356,225  $         90,520,891  $        103,259,194  $         55,973,065
                                              ====================  ====================  ====================  ====================


                                                     BHFTII                BHFTII
                                                  LOOMIS SAYLES         LOOMIS SAYLES        BHFTII METLIFE
                                                 SMALL CAP CORE       SMALL CAP GROWTH    AGGREGATE BOND INDEX
                                                    DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            253,376  $                 --  $         31,467,018
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,892,596               549,962            11,958,717
      Administrative charges................               370,239                83,444             2,460,786
                                              --------------------  --------------------  --------------------
        Total expenses......................             2,262,835               633,406            14,419,503
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....           (2,009,459)             (633,406)            17,047,515
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            12,234,789             2,441,088                    --
      Realized gains (losses) on sale of
        investments.........................             3,661,714             1,064,149             (759,983)
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......            15,896,503             3,505,237             (759,983)
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             9,390,051             8,668,646             3,486,073
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            25,286,554            12,173,883             2,726,090
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         23,277,095  $         11,540,477  $         19,773,605
                                              ====================  ====================  ====================



                                                  BHFTII METLIFE        BHFTII METLIFE        BHFTII METLIFE
                                                MID CAP STOCK INDEX     MSCI EAFE INDEX     RUSSELL 2000 INDEX
                                                     DIVISION              DIVISION              DIVISION
                                              ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          6,956,971   $         13,254,121  $          3,981,609
                                              ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             6,009,587              5,414,911             3,894,148
      Administrative charges................             1,033,622              1,017,318               602,354
                                              ---------------------  --------------------  --------------------
        Total expenses......................             7,043,209              6,432,229             4,496,502
                                              ---------------------  --------------------  --------------------
           Net investment income (loss).....              (86,238)              6,821,892             (514,893)
                                              ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            35,880,387                     --            14,745,210
      Realized gains (losses) on sale of
        investments.........................            18,150,269              9,980,536            13,534,466
                                              ---------------------  --------------------  --------------------
           Net realized gains (losses)......            54,030,656              9,980,536            28,279,676
                                              ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            22,260,577             90,321,216            17,271,752
                                              ---------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            76,291,233            100,301,752            45,551,428
                                              ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         76,204,995   $        107,123,644  $         45,036,535
                                              =====================  ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017




                                                BHFTII METLIFE          BHFTII MFS                                    BHFTII
                                                  STOCK INDEX          TOTAL RETURN        BHFTII MFS VALUE        MFS VALUE II
                                                   DIVISION              DIVISION              DIVISION              DIVISION
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $        51,946,901  $          3,500,799  $          9,754,571  $          6,150,302
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................           34,454,808             1,487,523             5,539,994             2,634,870
      Administrative charges................            3,802,660               279,788               955,348               561,948
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................           38,257,468             1,767,311             6,495,342             3,196,818
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....           13,689,433             1,733,488             3,259,229             2,953,484
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           87,524,035             7,688,246            31,265,449                    --
      Realized gains (losses) on sale of
        investments.........................          133,730,307             3,640,961             5,372,305           (3,510,786)
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......          221,254,342            11,329,207            36,637,754           (3,510,786)
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          326,468,528             2,085,703            37,801,662            15,257,924
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          547,722,870            13,414,910            74,439,416            11,747,138
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       561,412,303  $         15,148,398  $         77,698,645  $         14,700,622
                                              ===================  ====================  ====================  ====================


                                                     BHFTII                BHFTII                BHFTII                BHFTII
                                                NEUBERGER BERMAN        T. ROWE PRICE         T. ROWE PRICE        VAN ECK GLOBAL
                                                     GENESIS          LARGE CAP GROWTH      SMALL CAP GROWTH      NATURAL RESOURCES
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            895,527  $            864,968  $            822,129  $                --
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             3,389,224             6,043,287             4,832,623              343,913
      Administrative charges................               437,314             1,004,831               613,001               86,352
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................             3,826,538             7,048,118             5,445,624              430,265
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....           (2,931,011)           (6,183,150)           (4,623,495)            (430,265)
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            25,078,145            33,986,126            26,937,547                   --
      Realized gains (losses) on sale of
        investments.........................            11,550,263            12,730,206            12,223,472            (798,339)
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......            36,628,408            46,716,332            39,161,019            (798,339)
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             7,109,136           112,964,163            50,456,480            1,025,927
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            43,737,544           159,680,495            89,617,499              227,588
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         40,806,533  $        153,497,345  $         84,994,004  $         (202,677)
                                              ====================  ====================  ====================  ===================

                                                 BHFTII WESTERN
                                                ASSET MANAGEMENT      BHFTII WESTERN
                                                 STRATEGIC BOND      ASSET MANAGEMENT
                                                  OPPORTUNITIES       U.S. GOVERNMENT
                                                    DIVISION             DIVISION
                                              -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $        20,145,083  $          4,039,369
                                              -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            5,599,013             1,715,854
      Administrative charges................            1,087,340               355,920
                                              -------------------  --------------------
        Total expenses......................            6,686,353             2,071,774
                                              -------------------  --------------------
           Net investment income (loss).....           13,458,730             1,967,595
                                              -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                    --
      Realized gains (losses) on sale of
        investments.........................            4,574,266             (544,768)
                                              -------------------  --------------------
           Net realized gains (losses)......            4,574,266             (544,768)
                                              -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           16,325,415             (649,450)
                                              -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           20,899,681           (1,194,218)
                                              -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        34,358,411  $            773,377
                                              ===================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BLACKROCK              CALVERT VP            CALVERT VP
                                             GLOBAL ALLOCATION V.I.       SRI BALANCED           SRI MID CAP
                                                    DIVISION                DIVISION              DIVISION
                                             ----------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................   $                 982  $           1,029,677  $              60,058
                                             ----------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                   4,351                564,695                 88,328
      Administrative charges...............                     554                 37,836                     --
                                             ----------------------  ---------------------  ---------------------
         Total expenses....................                   4,905                602,531                 88,328
                                             ----------------------  ---------------------  ---------------------
           Net investment income (loss)....                 (3,923)                427,146               (28,270)
                                             ----------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   1,106                524,022                     --
      Realized gains (losses) on sale of
         investments.......................                   8,121                878,602                 43,582
                                             ----------------------  ---------------------  ---------------------
           Net realized gains (losses).....                   9,227              1,402,624                 43,582
                                             ----------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                  40,371              3,490,565                924,637
                                             ----------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                  49,598              4,893,189                968,219
                                             ----------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........   $              45,675  $           5,320,335  $             939,949
                                             ======================  =====================  =====================

                                                 DELAWARE VIP           FIDELITY VIP            FIDELITY VIP
                                                SMALL CAP VALUE          CONTRAFUND             EQUITY-INCOME
                                                   DIVISION               DIVISION                DIVISION
                                             ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $                 327  $               6,931  $           1,304,487
                                             ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                    273                  8,208                742,616
      Administrative charges...............                     33                  1,013                 54,796
                                             ---------------------  ---------------------  ---------------------
         Total expenses....................                    306                  9,221                797,412
                                             ---------------------  ---------------------  ---------------------
           Net investment income (loss)....                     21                (2,290)                507,075
                                             ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  1,315                 61,147              1,647,347
      Realized gains (losses) on sale of
         investments.......................                  2,703                 69,051                501,609
                                             ---------------------  ---------------------  ---------------------
           Net realized gains (losses).....                  4,018                130,198              2,148,956
                                             ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                (1,043)                 67,138              6,057,345
                                             ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                  2,975                197,336              8,206,301
                                             ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $               2,996  $             195,046  $           8,713,376
                                             =====================  =====================  =====================

                                                 FIDELITY VIP           FIDELITY VIP            FIDELITY VIP
                                                 FREEDOM 2020           FREEDOM 2025            FREEDOM 2030
                                                   DIVISION               DIVISION                DIVISION
                                             ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $              15,289  $               9,829  $              32,839
                                             ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                 10,551                  9,046                 27,152
      Administrative charges...............                  1,318                  1,127                  3,392
                                             ---------------------  ---------------------  ---------------------
         Total expenses....................                 11,869                 10,173                 30,544
                                             ---------------------  ---------------------  ---------------------
           Net investment income (loss)....                  3,420                  (344)                  2,295
                                             ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 47,567                 37,442                130,038
      Realized gains (losses) on sale of
         investments.......................                 41,338                 82,817                134,539
                                             ---------------------  ---------------------  ---------------------
           Net realized gains (losses).....                 88,905                120,259                264,577
                                             ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                100,067                 67,331                341,834
                                             ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                188,972                187,590                606,411
                                             ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $             192,392  $             187,246  $             608,706
                                             =====================  =====================  =====================

                                                  FIDELITY VIP
                                                  FREEDOM 2040
                                                    DIVISION
                                             ---------------------
INVESTMENT INCOME:
      Dividends............................  $               4,678
                                             ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                  3,615
      Administrative charges...............                    451
                                             ---------------------
         Total expenses....................                  4,066
                                             ---------------------
           Net investment income (loss)....                    612
                                             ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 12,887
      Realized gains (losses) on sale of
         investments.......................                  7,389
                                             ---------------------
           Net realized gains (losses).....                 20,276
                                             ---------------------
      Change in unrealized gains (losses)
         on investments....................                 67,940
                                             ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                 88,216
                                             ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $              88,828
                                             =====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                   FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                   FREEDOM 2050        FUNDSMANAGER 50%      FUNDSMANAGER 60%
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $              2,327  $          3,539,016  $           3,024,425
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 1,694             6,006,381              5,599,729
      Administrative charges.................                   211                    --                     --
                                               --------------------  --------------------  ---------------------
         Total expenses......................                 1,905             6,006,381              5,599,729
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......                   422           (2,467,365)            (2,575,304)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 7,603             1,905,754              6,070,174
      Realized gains (losses) on sale of
         investments.........................                 7,422             2,079,370              6,815,095
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......                15,025             3,985,124             12,885,269
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................                27,522            34,017,799             29,289,392
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                42,547            38,002,923             42,174,661
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             42,969  $         35,535,558  $          39,599,357
                                               ====================  ====================  =====================

                                                   FIDELITY VIP                                 FIDELITY VIP
                                                 GOVERNMENT MONEY                             INVESTMENT GRADE
                                                      MARKET          FIDELITY VIP GROWTH           BOND
                                                     DIVISION              DIVISION               DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             37,350  $             203,815  $            255,049
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                53,276                882,670               105,632
      Administrative charges.................                    --                     --                    --
                                               --------------------  ---------------------  --------------------
         Total expenses......................                53,276                882,670               105,632
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......              (15,926)              (678,855)               149,417
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --              6,767,431                54,171
      Realized gains (losses) on sale of
         investments.........................                    --              4,935,259                 1,426
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......                    --             11,702,690                55,597
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                    --             15,803,560               167,272
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                    --             27,506,250               222,869
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           (15,926)  $          26,827,395  $            372,286
                                               ====================  =====================  ====================

                                                                        FTVIPT TEMPLETON
                                                    FIDELITY VIP           DEVELOPING          FTVIPT TEMPLETON
                                                       MID CAP             MARKETS VIP            FOREIGN VIP
                                                      DIVISION              DIVISION               DIVISION
                                               ---------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $               3,164  $               1,833  $                 39
                                               ---------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                  5,174                  1,365                    12
      Administrative charges.................                    645                    170                    --
                                               ---------------------  ---------------------  --------------------
         Total expenses......................                  5,819                  1,535                    12
                                               ---------------------  ---------------------  --------------------
           Net investment income (loss)......                (2,655)                    298                    27
                                               ---------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 30,306                     --                    --
      Realized gains (losses) on sale of
         investments.........................                 13,416                 38,407                   209
                                               ---------------------  ---------------------  --------------------
           Net realized gains (losses).......                 43,722                 38,407                   209
                                               ---------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                 74,905                 23,352                    12
                                               ---------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                118,627                 61,759                   221
                                               ---------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             115,972  $              62,057  $                248
                                               =====================  =====================  ====================


                                                   IVY VIP ASSET
                                                     STRATEGY
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $                 42
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                    28
      Administrative charges.................                     5
                                               --------------------
         Total expenses......................                    33
                                               --------------------
           Net investment income (loss)......                     9
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................                  (67)
                                               --------------------
           Net realized gains (losses).......                  (67)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................                   477
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                   410
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $                419
                                               ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                           LMPVET                LMPVET                LMPVET
                                                 JANUS HENDERSON    CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                   ENTERPRISE           APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                206  $                543  $                979  $              1,080
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 1,518                   339                   512                 4,411
      Administrative charges................                   189                    41                    63                   547
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                 1,707                   380                   575                 4,958
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               (1,501)                   163                   404               (3,878)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                 9,431                 1,562                    --                27,929
      Realized gains (losses) on sale of
        investments.........................                17,052                    76                   962                13,595
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                26,483                 1,638                   962                41,524
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                20,550                 5,404                 9,356                83,444
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                47,033                 7,042                10,318               124,968
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             45,532  $              7,205  $             10,722  $            121,090
                                              ====================  ====================  ====================  ====================

                                                     LMPVET
                                              CLEARBRIDGE VARIABLE      LMPVIT WESTERN      MORGAN STANLEY VIF
                                                SMALL CAP GROWTH        ASSET CORE PLUS    GLOBAL INFRASTRUCTURE
                                                    DIVISION               DIVISION              DIVISION
                                              ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends.............................   $                 --  $              4,845  $              1,417
                                              ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                    260                 1,135                   688
      Administrative charges................                     32                   141                   151
                                              ---------------------  --------------------  ---------------------
        Total expenses......................                    292                 1,276                   839
                                              ---------------------  --------------------  ---------------------
           Net investment income (loss).....                  (292)                 3,569                   578
                                              ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    554                    --                 3,083
      Realized gains (losses) on sale of
        investments.........................                  3,202                 (476)                  (92)
                                              ---------------------  --------------------  ---------------------
           Net realized gains (losses)......                  3,756                 (476)                 2,991
                                              ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................                  3,359                 3,912                 3,316
                                              ---------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                  7,115                 3,436                 6,307
                                              ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $              6,823  $              7,005  $              6,885
                                              =====================  ====================  =====================

                                               OPPENHEIMER GLOBAL         PIMCO VIT             PIMCO VIT
                                               MULTI-ALTERNATIVES    COMMODITYREALRETURN    EMERGING MARKETS
                                                     FUND/VA              STRATEGY                BOND
                                                  DIVISION (A)            DIVISION              DIVISION
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 28  $              5,420  $              3,375
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                    86                   583                   771
      Administrative charges................                    20                   121                   173
                                              --------------------  --------------------  --------------------
        Total expenses......................                   106                   704                   944
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....                  (78)                 4,716                 2,431
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................                    --               (2,033)                   499
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......                    --               (2,033)                   499
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                  (97)               (1,763)                 2,731
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                  (97)               (3,796)                 3,230
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              (175)  $                920  $              5,661
                                              ====================  ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                                  TAP 1919 VARIABLE
                                                                                               PIMCO VIT         SOCIALLY RESPONSIVE
                                                                                          UNCONSTRAINED BOND          BALANCED
                                                                                               DIVISION               DIVISION
                                                                                         --------------------   --------------------
INVESTMENT INCOME:
      Dividends......................................................................    $              1,708   $                267
                                                                                         --------------------   --------------------
EXPENSES:
      Mortality and expense risk and
         other charges...............................................................                   1,353                    162
      Administrative charges.........................................................                     298                     17
                                                                                         --------------------   --------------------
         Total expenses..............................................................                   1,651                    179
                                                                                         --------------------   --------------------
           Net investment income (loss)..............................................                      57                     88
                                                                                         --------------------   --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions....................................................                      --                  1,816
      Realized gains (losses) on sale of
         investments.................................................................                     193                     94
                                                                                         --------------------   --------------------
           Net realized gains (losses)...............................................                     193                  1,910
                                                                                         --------------------   --------------------
      Change in unrealized gains (losses)
         on investments..............................................................                   3,635                    981
                                                                                         --------------------   --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments..............................................................                   3,828                  2,891
                                                                                         --------------------   --------------------
      Net increase (decrease) in net assets
         resulting from operations...................................................    $              3,885   $              2,979
                                                                                         ====================   ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                             AMERICAN FUNDS BOND              AMERICAN FUNDS GLOBAL GROWTH
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ------------------------------------
                                           2017               2016               2017             2016 (a)
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         384,952  $         196,723  $         (1,589)  $           1,502
   Net realized gains (losses).....          1,121,667            163,755             41,446             13,516
   Change in unrealized gains
     (losses) on investments.......            470,463            946,304             81,565           (12,908)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          1,977,082          1,306,782            121,422              2,110
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          1,996,059          2,631,771             50,854            549,208
   Net transfers (including fixed
     account)......................          3,944,388          6,558,700           (15,899)              5,813
   Contract charges................          (431,156)          (445,194)                 --                 --
   Transfers for Contract benefits
     and terminations..............       (11,068,529)       (11,370,870)          (335,503)            (4,256)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        (5,559,238)        (2,625,593)          (300,548)            550,765
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (3,582,156)        (1,318,811)          (179,126)            552,875
NET ASSETS:
   Beginning of year...............         92,324,388         93,643,199            552,875                 --
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $      88,742,232  $      92,324,388  $         373,749  $         552,875
                                     =================  =================  =================  =================

                                         AMERICAN FUNDS GLOBAL SMALL
                                               CAPITALIZATION                     AMERICAN FUNDS GROWTH
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ----------------------------------
                                           2017               2016               2017              2016
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (4,894,692)  $     (5,610,241)  $    (9,536,324)  $    (6,230,622)
   Net realized gains (losses).....          5,710,371         87,543,897       131,300,788       101,772,025
   Change in unrealized gains
     (losses) on investments.......        104,016,189       (79,033,058)       120,057,167      (23,335,601)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        104,831,868          2,900,598       241,821,631        72,205,802
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          9,244,131         12,720,416        19,867,658        24,935,243
   Net transfers (including fixed
     account)......................       (16,771,071)       (12,871,220)      (30,326,526)      (36,542,707)
   Contract charges................        (2,106,440)        (2,155,474)       (2,902,347)       (2,907,666)
   Transfers for Contract benefits
     and terminations..............       (52,583,670)       (39,637,317)     (120,135,425)      (92,134,463)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (62,217,050)       (41,943,595)     (133,496,640)     (106,649,593)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         42,614,818       (39,042,997)       108,324,991      (34,443,791)
NET ASSETS:
   Beginning of year...............        458,931,633        497,974,630       963,320,699       997,764,490
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $     501,546,451  $     458,931,633  $  1,071,645,690  $    963,320,699
                                     =================  =================  ================  ================

                                                                                     BHFTI AB GLOBAL
                                         AMERICAN FUNDS GROWTH-INCOME              DYNAMIC ALLOCATION
                                                   DIVISION                             DIVISION
                                     -----------------------------------  ------------------------------------
                                            2017              2016               2017               2016
                                      ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      (639,685)  $        169,916  $       3,923,264  $       5,697,109
   Net realized gains (losses).....         76,155,145        97,857,020         22,066,851         23,079,124
   Change in unrealized gains
     (losses) on investments.......         79,975,984      (24,296,682)        161,039,666          8,961,217
                                      ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        155,491,444        73,730,254        187,029,781         37,737,450
                                      ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         13,204,987        20,917,959          3,110,336         52,855,344
   Net transfers (including fixed
     account)......................       (18,279,377)      (17,540,591)       (31,331,679)         10,793,534
   Contract charges................        (3,039,925)       (3,025,641)       (22,286,388)       (22,124,330)
   Transfers for Contract benefits
     and terminations..............      (100,026,191)      (73,162,399)       (96,085,886)       (79,782,569)
                                      ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (108,140,506)      (72,810,672)      (146,593,617)       (38,258,021)
                                      ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         47,350,938           919,582         40,436,164          (520,571)
NET ASSETS:
   Beginning of year...............        798,505,698       797,586,116      1,594,255,019      1,594,775,590
                                      ----------------  ----------------  -----------------  -----------------
   End of year.....................   $    845,856,636  $    798,505,698  $   1,634,691,183  $   1,594,255,019
                                      ================  ================  =================  =================

                                             BHFTI ALLIANZ GLOBAL
                                      INVESTORS DYNAMIC MULTI-ASSET PLUS
                                                   DIVISION
                                     ------------------------------------
                                            2017               2016
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         204,576  $       (848,408)
   Net realized gains (losses).....            468,055           (22,823)
   Change in unrealized gains
     (losses) on investments.......          9,444,691          1,511,246
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         10,117,322            640,015
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            629,475         15,409,284
   Net transfers (including fixed
     account)......................           (39,705)          5,207,836
   Contract charges................        (1,016,610)          (808,405)
   Transfers for Contract benefits
     and terminations..............        (4,432,644)        (3,065,056)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        (4,859,484)         16,743,659
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          5,257,838         17,383,674
NET ASSETS:
   Beginning of year...............         74,463,734         57,080,060
                                     -----------------  -----------------
   End of year.....................  $      79,721,572  $      74,463,734
                                     =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                            BHFTI AMERICAN FUNDS                 BHFTI AMERICAN FUNDS
                                             BALANCED ALLOCATION                   GROWTH ALLOCATION
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017               2016
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      2,161,272  $       3,089,928  $        (81,007)  $        183,845
   Net realized gains (losses).....        52,476,769         71,519,425         34,102,973        43,416,413
   Change in unrealized gains
     (losses) on investments.......        73,356,473       (21,697,985)         48,200,536      (13,270,190)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       127,994,514         52,911,368         82,222,502        30,330,068
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........        11,422,860         38,118,283          8,610,277        15,430,113
   Net transfers (including fixed
     account)......................        25,042,409         20,318,842         11,413,137         4,924,398
   Contract charges................       (8,727,976)        (8,224,852)        (3,885,811)       (3,792,428)
   Transfers for Contract benefits
     and terminations..............      (90,792,139)       (50,594,528)       (42,157,439)      (28,198,194)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (63,054,846)          (382,255)       (26,019,836)      (11,636,111)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        64,939,668         52,529,113         56,202,666        18,693,957
NET ASSETS:
   Beginning of year...............       854,544,975        802,015,862        423,353,677       404,659,720
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    919,484,643  $     854,544,975  $     479,556,343  $    423,353,677
                                     ================  =================  =================  ================

                                                                                  BHFTI AMERICAN FUNDS
                                          BHFTI AMERICAN FUNDS GROWTH              MODERATE ALLOCATION
                                                   DIVISION                             DIVISION
                                     ------------------------------------  -----------------------------------
                                            2017              2016               2017               2016
                                      ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $    (3,437,400)  $     (3,580,254)  $       4,927,153  $      6,093,952
   Net realized gains (losses).....         52,237,401         97,324,652         49,154,748        64,050,111
   Change in unrealized gains
     (losses) on investments.......         42,426,288       (65,461,842)         50,457,040      (17,869,095)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         91,226,289         28,282,556        104,538,941        52,274,968
                                      ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          3,129,754         10,759,311         10,177,061        36,929,884
   Net transfers (including fixed
     account)......................       (25,716,039)       (11,394,582)          3,134,194         2,297,892
   Contract charges................        (3,188,196)        (3,190,870)        (9,339,391)       (9,322,030)
   Transfers for Contract benefits
     and terminations..............       (41,399,596)       (21,764,807)      (102,656,211)      (75,045,852)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (67,174,077)       (25,590,948)       (98,684,347)      (45,140,106)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         24,052,212          2,691,608          5,854,594         7,134,862
NET ASSETS:
   Beginning of year...............        371,921,161        369,229,553        943,720,963       936,586,101
                                      ----------------  -----------------  -----------------  ----------------
   End of year.....................   $    395,973,373  $     371,921,161  $     949,575,557  $    943,720,963
                                      ================  =================  =================  ================

                                                                                 BHFTI BLACKROCK GLOBAL
                                       BHFTI AQR GLOBAL RISK BALANCED              TACTICAL STRATEGIES
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ----------------------------------
                                            2017              2016               2017              2016
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       5,830,934  $    (16,041,659)  $   (11,320,298)  $      4,316,440
   Net realized gains (losses).....         35,678,250       (26,638,265)        31,778,610       164,147,748
   Change in unrealized gains
     (losses) on investments.......         59,097,981        137,418,418       206,006,523     (105,157,857)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        100,607,165         94,738,494       226,464,835        63,306,331
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          2,112,964         17,844,850         4,650,432        61,761,501
   Net transfers (including fixed
     account)......................       (37,092,178)       (42,679,138)      (41,699,688)      (15,769,304)
   Contract charges................       (17,688,004)       (18,428,361)      (27,693,575)      (27,583,084)
   Transfers for Contract benefits
     and terminations..............       (78,640,645)       (65,774,795)     (121,604,856)      (96,366,908)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (131,307,863)      (109,037,444)     (186,347,687)      (77,957,795)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (30,700,698)       (14,298,950)        40,117,148      (14,651,464)
NET ASSETS:
   Beginning of year...............      1,265,046,973      1,279,345,923     1,989,443,856     2,004,095,320
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $   1,234,346,275  $   1,265,046,973  $  2,029,561,004  $  1,989,443,856
                                     =================  =================  ================  ================


                                         BHFTI BLACKROCK HIGH YIELD
                                                  DIVISION
                                     ------------------------------------
                                            2017              2016
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          16,280  $           9,937
   Net realized gains (losses).....              2,486            (3,191)
   Change in unrealized gains
     (losses) on investments.......              5,249             18,696
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             24,015             25,442
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........             30,972             99,390
   Net transfers (including fixed
     account)......................             95,204             43,805
   Contract charges................               (83)               (37)
   Transfers for Contract benefits
     and terminations..............           (67,535)            (9,847)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......             58,558            133,311
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............             82,573            158,753
NET ASSETS:
   Beginning of year...............            331,029            172,276
                                     -----------------  -----------------
   End of year.....................  $         413,602  $         331,029
                                     =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                BHFTI BRIGHTHOUSE                           BHFTI
                                              ASSET ALLOCATION 100                BRIGHTHOUSE BALANCED PLUS
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2017               2016               2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         232,600  $       2,428,498  $      11,522,465  $      55,636,140
   Net realized gains (losses)......         15,310,143         27,951,625        201,475,134         39,415,780
   Change in unrealized gains
     (losses) on investments........         30,087,720       (14,456,236)        363,045,503        136,945,140
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         45,630,463         15,923,887        576,043,102        231,997,060
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          9,231,079         10,910,761         12,656,717        152,319,948
   Net transfers (including fixed
     account).......................        (1,120,771)        (3,584,705)         89,765,898         30,594,902
   Contract charges.................          (497,424)          (485,593)       (48,907,654)       (45,057,418)
   Transfers for Contract benefits
     and terminations...............       (23,297,723)       (18,297,668)      (236,195,782)      (166,580,278)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (15,684,839)       (11,457,205)      (182,680,821)       (28,722,846)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         29,945,624          4,466,682        393,362,281        203,274,214
NET ASSETS:
   Beginning of year................        218,682,416        214,215,734      3,476,074,955      3,272,800,741
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     248,628,040  $     218,682,416  $   3,869,437,236  $   3,476,074,955
                                      =================  =================  =================  =================

                                                     BHFTI                      BHFTI BRIGHTHOUSE/ABERDEEN
                                          BRIGHTHOUSE SMALL CAP VALUE             EMERGING MARKETS EQUITY
                                                   DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                            2017               2016               2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (47,693)  $        (17,574)  $        (91,671)  $       (148,030)
   Net realized gains (losses)......            866,719            292,455            674,283          (617,380)
   Change in unrealized gains
     (losses) on investments........          1,074,488          4,130,404         12,750,253          6,099,705
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          1,893,514          4,405,285         13,332,865          5,334,295
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            934,909          1,011,288            448,813            993,148
   Net transfers (including fixed
     account).......................            (5,314)          (835,463)          (923,938)        (1,367,692)
   Contract charges.................           (39,495)           (38,066)          (487,852)          (487,772)
   Transfers for Contract benefits
     and terminations...............        (1,719,493)        (1,146,340)        (5,467,540)        (2,469,245)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......          (829,393)        (1,008,581)        (6,430,517)        (3,331,561)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          1,064,121          3,396,704          6,902,348          2,002,734
NET ASSETS:
   Beginning of year................         18,727,164         15,330,460         51,521,589         49,518,855
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      19,791,285  $      18,727,164  $      58,423,937  $      51,521,589
                                      =================  =================  =================  =================

                                           BHFTI BRIGHTHOUSE/ARTISAN              BHFTI BRIGHTHOUSE/EATON
                                                 INTERNATIONAL                      VANCE FLOATING RATE
                                                   DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                            2017               2016               2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $             (4)  $            (10)  $         688,302  $         514,735
   Net realized gains (losses)......               (25)               (60)           (10,409)          (133,550)
   Change in unrealized gains
     (losses) on investments........                731              (228)           (41,125)          1,184,560
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                702              (298)            636,768          1,565,745
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........                 --                 --            204,827          1,804,276
   Net transfers (including fixed
     account).......................              (276)                431          5,154,344          4,698,343
   Contract charges.................                 --                 --           (79,844)           (76,126)
   Transfers for Contract benefits
     and terminations...............              (263)              (399)        (2,767,183)        (1,439,666)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......              (539)                 32          2,512,144          4,986,827
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............                163              (266)          3,148,912          6,552,572
NET ASSETS:
   Beginning of year................              2,647              2,913         26,476,747         19,924,175
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $           2,810  $           2,647  $      29,625,659  $      26,476,747
                                      =================  =================  =================  =================

                                           BHFTI BRIGHTHOUSE/FRANKLIN
                                            LOW DURATION TOTAL RETURN
                                                    DIVISION
                                      ------------------------------------
                                             2017               2016
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         141,681  $       1,359,414
   Net realized gains (losses)......          (303,532)          (646,544)
   Change in unrealized gains
     (losses) on investments........            210,867            753,695
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             49,016          1,466,565
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            815,703          2,490,528
   Net transfers (including fixed
     account).......................         12,563,661          2,323,733
   Contract charges.................          (644,029)          (668,115)
   Transfers for Contract benefits
     and terminations...............       (10,845,648)        (8,785,433)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......          1,889,687        (4,639,287)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............          1,938,703        (3,172,722)
NET ASSETS:
   Beginning of year................         82,027,391         85,200,113
                                      -----------------  -----------------
   End of year......................  $      83,966,094  $      82,027,391
                                      =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                          BHFTI BRIGHTHOUSE/TEMPLETON         BHFTI BRIGHTHOUSE/WELLINGTON
                                              INTERNATIONAL BOND                   LARGE CAP RESEARCH
                                                   DIVISION                             DIVISION
                                     ------------------------------------  ------------------------------------
                                           2017               2016               2017             2016 (b)
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (95,182)  $        (94,461)  $         401,986  $       9,754,201
   Net realized gains (losses).....          (105,608)          (140,382)         50,417,197         61,232,445
   Change in unrealized gains
     (losses) on investments.......            118,596            212,506         89,214,450       (21,679,601)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (82,194)           (22,337)        140,033,633         49,307,045
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........             50,180             81,436          7,747,770          9,084,499
   Net transfers (including fixed
     account)......................            456,036            397,532       (14,456,561)       (17,461,131)
   Contract charges................           (86,627)           (89,871)          (719,905)          (750,531)
   Transfers for Contract benefits
     and terminations..............          (678,345)          (413,815)       (72,009,635)       (60,659,875)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......          (258,756)           (24,718)       (79,438,331)       (69,787,038)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (340,950)           (47,055)         60,595,302       (20,479,993)
NET ASSETS:
   Beginning of year...............          7,790,764          7,837,819        703,695,885        724,175,878
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $       7,449,814  $       7,790,764  $     764,291,187  $     703,695,885
                                     =================  =================  =================  =================

                                                    BHFTI                           BHFTI CLEARBRIDGE
                                         CLARION GLOBAL REAL ESTATE                 AGGRESSIVE GROWTH
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ------------------------------------
                                           2017               2016               2017               2016
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       4,855,176  $       1,879,309  $     (2,894,403)  $     (4,670,514)
   Net realized gains (losses).....        (1,356,724)        (1,406,958)         21,644,586         11,263,135
   Change in unrealized gains
     (losses) on investments.......         16,141,560          (743,010)         71,712,587            310,485
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         19,640,012          (270,659)         90,462,770          6,903,106
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          4,750,240          7,385,884         10,572,734         17,056,798
   Net transfers (including fixed
     account)......................        (1,232,426)          1,082,053       (19,034,767)       (33,073,370)
   Contract charges................          (931,391)        (1,014,736)        (3,562,761)        (3,727,339)
   Transfers for Contract benefits
     and terminations..............       (23,958,730)       (20,458,485)       (59,675,536)       (45,410,709)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (21,372,307)       (13,005,284)       (71,700,330)       (65,154,620)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (1,732,295)       (13,275,943)         18,762,440       (58,251,514)
NET ASSETS:
   Beginning of year...............        220,012,334        233,288,277        556,843,925        615,095,439
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     218,280,039  $     220,012,334  $     575,606,365  $     556,843,925
                                     =================  =================  =================  =================

                                            BHFTI HARRIS OAKMARK                      BHFTI INVESCO
                                                INTERNATIONAL                   BALANCED-RISK ALLOCATION
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ------------------------------------
                                           2017               2016               2017               2016
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       2,118,352  $       4,273,674  $      13,789,581  $     (5,389,838)
   Net realized gains (losses).....          6,011,613         22,251,306         27,435,789          (822,804)
   Change in unrealized gains
     (losses) on investments.......        126,507,000          6,561,081          4,350,900         53,568,247
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        134,636,965         33,086,061         45,576,270         47,355,605
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         10,782,211         15,441,606          2,203,911         25,973,982
   Net transfers (including fixed
     account)......................       (23,898,999)       (17,374,772)         30,485,473         27,799,932
   Contract charges................        (2,848,104)        (2,790,053)        (7,355,491)        (6,346,466)
   Transfers for Contract benefits
     and terminations..............       (58,716,931)       (37,781,688)       (37,271,958)       (26,853,042)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (74,681,823)       (42,504,907)       (11,938,065)         20,574,406
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         59,955,142        (9,418,846)         33,638,205         67,930,011
NET ASSETS:
   Beginning of year...............        494,276,831        503,695,677        522,371,527        454,441,516
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     554,231,973  $     494,276,831  $     556,009,732  $     522,371,527
                                     =================  =================  =================  =================


                                           BHFTI INVESCO COMSTOCK
                                                  DIVISION
                                     ----------------------------------
                                           2017              2016
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            699  $            117
   Net realized gains (losses).....             1,632             (130)
   Change in unrealized gains
     (losses) on investments.......             4,646             1,347
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             6,977             1,334
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            11,401             8,809
   Net transfers (including fixed
     account)......................            23,957           (1,981)
   Contract charges................               (1)               (3)
   Transfers for Contract benefits
     and terminations..............           (8,784)           (2,423)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......            26,573             4,402
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............            33,550             5,736
NET ASSETS:
   Beginning of year...............            14,408             8,672
                                     ----------------  ----------------
   End of year.....................  $         47,958  $         14,408
                                     ================  ================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                     BHFTI
                                           INVESCO SMALL CAP GROWTH             BHFTI JPMORGAN CORE BOND
                                                   DIVISION                             DIVISION
                                     ------------------------------------  -----------------------------------
                                            2017              2016               2017               2016
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (675,731)  $       (617,347)  $      1,134,059  $       1,502,041
   Net realized gains (losses).....          5,262,828          7,636,784         (156,412)          (120,942)
   Change in unrealized gains
     (losses) on investments.......          6,984,538        (2,241,631)           946,145          (619,010)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         11,571,635          4,777,806         1,923,792            762,089
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          1,259,381          1,863,147           781,361          4,983,310
   Net transfers (including fixed
     account)......................        (1,361,763)        (1,199,618)         8,851,274          1,919,030
   Contract charges................          (195,858)          (194,091)         (847,128)          (895,456)
   Transfers for Contract benefits
     and terminations..............        (5,944,306)        (4,648,805)      (12,352,615)        (6,496,612)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        (6,242,546)        (4,179,367)       (3,567,108)          (489,728)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          5,329,089            598,439       (1,643,316)            272,361
NET ASSETS:
   Beginning of year...............         51,145,397         50,546,958        97,321,513         97,049,152
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $      56,474,486  $      51,145,397  $     95,678,197  $      97,321,513
                                     =================  =================  ================  =================

                                               BHFTI JPMORGAN                            BHFTI
                                          GLOBAL ACTIVE ALLOCATION             JPMORGAN SMALL CAP VALUE
                                                  DIVISION                             DIVISION
                                     -----------------------------------  ------------------------------------
                                            2017              2016               2017              2016
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      10,887,708  $      7,145,748  $        (33,459)  $          70,721
   Net realized gains (losses).....          4,939,898        14,193,866          1,792,477          1,596,863
   Change in unrealized gains
     (losses) on investments.......        102,421,518       (7,246,200)        (1,290,638)          4,221,340
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        118,249,124        14,093,414            468,380          5,888,924
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          3,148,203        57,901,417            199,027            878,120
   Net transfers (including fixed
     account)......................        (9,987,433)        24,796,147          (198,561)          1,820,177
   Contract charges................       (11,032,222)      (10,388,617)          (185,099)          (173,087)
   Transfers for Contract benefits
     and terminations..............       (50,185,977)      (40,822,874)        (2,152,323)        (1,290,091)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (68,057,429)        31,486,073        (2,336,956)          1,235,119
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         50,191,695        45,579,487        (1,868,576)          7,124,043
NET ASSETS:
   Beginning of year...............        811,489,227       765,909,740         26,497,515         19,373,472
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     861,680,922  $    811,489,227  $      24,628,939  $      26,497,515
                                     =================  ================  =================  =================

                                             BHFTI LOOMIS SAYLES                     BHFTI METLIFE
                                               GLOBAL MARKETS                  MULTI-INDEX TARGETED RISK
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017               2016
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        161,236  $         475,684  $       2,139,776  $        670,865
   Net realized gains (losses).....         4,980,956          5,071,002         30,922,567           968,376
   Change in unrealized gains
     (losses) on investments.......        18,870,177        (1,490,909)         89,709,027        26,580,162
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        24,012,369          4,055,777        122,771,370        28,219,403
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         1,977,723          2,994,170          5,106,272       112,718,047
   Net transfers (including fixed
     account)......................       (4,030,414)          8,193,706          2,725,483        34,422,981
   Contract charges................         (881,864)          (882,246)       (12,176,759)      (10,731,996)
   Transfers for Contract benefits
     and terminations..............      (14,505,394)       (10,657,165)       (52,368,635)      (38,586,159)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (17,439,949)          (351,535)       (56,713,639)        97,822,873
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         6,572,420          3,704,242         66,057,731       126,042,276
NET ASSETS:
   Beginning of year...............       117,860,066        114,155,824        900,136,783       774,094,507
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    124,432,486  $     117,860,066  $     966,194,514  $    900,136,783
                                     ================  =================  =================  ================


                                       BHFTI MFS RESEARCH INTERNATIONAL
                                                   DIVISION
                                     ------------------------------------
                                            2017              2016
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,153,813  $       1,621,283
   Net realized gains (losses).....          1,415,099        (2,135,365)
   Change in unrealized gains
     (losses) on investments.......         43,982,063        (3,395,887)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         46,550,975        (3,909,969)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          3,813,844          5,602,966
   Net transfers (including fixed
     account)......................       (10,943,262)          (483,768)
   Contract charges................          (994,027)        (1,013,488)
   Transfers for Contract benefits
     and terminations..............       (21,425,862)       (16,066,432)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (29,549,307)       (11,960,722)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............         17,001,668       (15,870,691)
NET ASSETS:
   Beginning of year...............        185,265,721        201,136,412
                                     -----------------  -----------------
   End of year.....................  $     202,267,389  $     185,265,721
                                     =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                            BHFTI MORGAN STANLEY                         BHFTI
                                               MID CAP GROWTH                  OPPENHEIMER GLOBAL EQUITY
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017               2016
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (2,909,008)  $    (3,491,333)  $       (658,217)  $      (458,547)
   Net realized gains (losses).....         17,261,420         8,815,810         13,988,566        18,681,846
   Change in unrealized gains
     (losses) on investments.......         85,780,558      (34,438,851)         65,880,609      (21,132,675)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        100,132,970      (29,114,374)         79,210,958       (2,909,376)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          6,647,229         7,763,311          4,318,629         7,414,080
   Net transfers (including fixed
     account)......................        (6,073,102)       (4,167,465)        (9,995,622)       (7,842,853)
   Contract charges................          (443,639)         (428,140)        (1,103,059)       (1,096,762)
   Transfers for Contract benefits
     and terminations..............       (29,996,813)      (23,083,046)       (30,292,514)      (23,327,788)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (29,866,325)      (19,915,340)       (37,072,566)      (24,853,323)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         70,266,645      (49,029,714)         42,138,392      (27,762,699)
NET ASSETS:
   Beginning of year...............        269,357,054       318,386,768        240,714,689       268,477,388
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     339,623,699  $    269,357,054  $     282,853,081  $    240,714,689
                                     =================  ================  =================  ================

                                               BHFTI PANAGORA                         BHFTI PIMCO
                                           GLOBAL DIVERSIFIED RISK             INFLATION PROTECTED BOND
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                            2017              2016              2017               2016
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (1,204,233)  $        659,273  $       1,342,846  $    (5,585,593)
   Net realized gains (losses).....            797,418         1,400,761        (4,187,546)       (7,854,721)
   Change in unrealized gains
     (losses) on investments.......         10,637,787           254,567         12,261,154        29,396,662
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         10,230,972         2,314,601          9,416,454        15,956,348
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            482,417        13,091,510          5,334,696         8,871,359
   Net transfers (including fixed
     account)......................         12,108,474        39,349,002         30,757,475         (302,576)
   Contract charges................        (1,254,703)         (548,821)        (3,467,644)       (3,639,406)
   Transfers for Contract benefits
     and terminations..............        (5,393,409)       (2,016,785)       (51,938,296)      (36,409,123)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......          5,942,779        49,874,906       (19,313,769)      (31,479,746)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         16,173,751        52,189,507        (9,897,315)      (15,523,398)
NET ASSETS:
   Beginning of year...............         79,219,064        27,029,557        435,880,990       451,404,388
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      95,392,815  $     79,219,064  $     425,983,675  $    435,880,990
                                     =================  ================  =================  ================

                                                                                         BHFTI
                                          BHFTI PIMCO TOTAL RETURN             PYRAMIS GOVERNMENT INCOME
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                            2017              2016              2017               2016
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       4,870,970  $     12,831,739  $       4,514,174  $      4,401,277
   Net realized gains (losses).....          1,942,483       (5,197,120)        (1,575,732)         (156,174)
   Change in unrealized gains
     (losses) on investments.......         22,817,382         5,881,365          3,534,060       (4,381,845)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         29,630,835        13,515,984          6,472,502         (136,742)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         12,115,447        21,877,733          1,183,495        16,994,960
   Net transfers (including fixed
     account)......................         55,309,551      (14,551,456)       (12,263,866)        30,771,240
   Contract charges................        (6,434,877)       (6,911,454)        (6,955,636)       (7,507,128)
   Transfers for Contract benefits
     and terminations..............      (108,240,821)      (82,178,458)       (41,648,791)      (39,252,970)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (47,250,700)      (81,763,635)       (59,684,798)         1,006,102
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (17,619,865)      (68,247,651)       (53,212,296)           869,360
NET ASSETS:
   Beginning of year...............        925,935,319       994,182,970        511,947,386       511,078,026
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     908,315,454  $    925,935,319  $     458,735,090  $    511,947,386
                                     =================  ================  =================  ================

                                                    BHFTI
                                        SCHRODERS GLOBAL MULTI-ASSET
                                                  DIVISION
                                     -----------------------------------
                                            2017              2016
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (2,462,878)  $        851,049
   Net realized gains (losses).....         15,061,284         7,900,250
   Change in unrealized gains
     (losses) on investments.......         54,268,929        14,036,744
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         66,867,335        22,788,043
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          2,343,769        33,708,870
   Net transfers (including fixed
     account)......................        (1,145,660)        12,925,074
   Contract charges................        (7,311,990)       (6,780,954)
   Transfers for Contract benefits
     and terminations..............       (33,646,789)      (24,010,235)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (39,760,670)        15,842,755
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............         27,106,665        38,630,798
NET ASSETS:
   Beginning of year...............        537,033,268       498,402,470
                                     -----------------  ----------------
   End of year.....................  $     564,139,933  $    537,033,268
                                     =================  ================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                              BHFTI SCHRODERS                      BHFTI SSGA
                                           GLOBAL MULTI-ASSET II              GROWTH AND INCOME ETF
                                                 DIVISION                           DIVISION
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (899,009)  $    (1,746,482)  $     10,386,039  $      9,719,733
   Net realized gains (losses)....         2,342,236         1,056,983        11,148,158        50,693,050
   Change in unrealized gains
     (losses) on investments......        54,207,140        12,972,660        95,975,484      (21,976,549)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        55,650,367        12,283,161       117,509,681        38,436,234
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........         2,929,464        52,633,069         7,828,489        28,406,285
   Net transfers (including fixed
     account).....................        16,656,320        19,675,694      (21,747,400)      (21,229,604)
   Contract charges...............       (5,082,009)       (4,242,703)       (9,168,108)       (9,375,518)
   Transfers for Contract benefits
     and terminations.............      (23,925,298)      (13,665,971)      (86,607,473)      (54,770,353)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....       (9,421,523)        54,400,089     (109,694,492)      (56,969,190)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............        46,228,844        66,683,250         7,815,189      (18,532,956)
NET ASSETS:
   Beginning of year..............       376,214,055       309,530,805       861,727,162       880,260,118
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    422,442,899  $    376,214,055  $    869,542,351  $    861,727,162
                                    ================  ================  ================  ================

                                                                                        BHFTI
                                           BHFTI SSGA GROWTH ETF            T. ROWE PRICE LARGE CAP VALUE
                                                 DIVISION                             DIVISION
                                    -----------------------------------  -----------------------------------
                                          2017               2016              2017              2016
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       1,290,711  $      1,307,944  $          4,835  $           4,573
   Net realized gains (losses)....          3,016,141         9,118,383            48,741             28,858
   Change in unrealized gains
     (losses) on investments......         20,976,065       (2,689,685)            23,850             11,699
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         25,282,917         7,736,642            77,426             45,130
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........          2,975,527         5,166,725            44,186            298,982
   Net transfers (including fixed
     account).....................           (60,439)       (3,524,942)            77,096           (30,531)
   Contract charges...............        (1,042,753)       (1,058,387)              (61)               (55)
   Transfers for Contract benefits
     and terminations.............       (15,165,437)      (11,336,035)          (61,455)            (9,796)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....       (13,293,102)      (10,752,639)            59,766            258,600
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............         11,989,815       (3,015,997)           137,192            303,730
NET ASSETS:
   Beginning of year..............        145,066,205       148,082,202           441,526            137,796
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     157,056,020  $    145,066,205  $        578,718  $         441,526
                                    =================  ================  ================  =================

                                                   BHFTI
                                       T. ROWE PRICE MID CAP GROWTH          BHFTI TCW CORE FIXED INCOME
                                                 DIVISION                             DIVISION
                                    -----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $    (6,096,475)  $    (5,595,593)  $             947  $        (1,009)
   Net realized gains (losses)....         49,719,764        71,317,575              (131)             (106)
   Change in unrealized gains
     (losses) on investments......         57,760,642      (43,877,188)              3,477           (3,843)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        101,383,931        21,844,794              4,293           (4,958)
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........         10,627,642        18,381,660              1,078           104,341
   Net transfers (including fixed
     account).....................        (2,606,563)       (6,800,190)           (51,424)           216,916
   Contract charges...............        (2,256,763)       (2,236,616)                (3)                --
   Transfers for Contract benefits
     and terminations.............       (52,403,267)      (36,717,272)           (17,008)          (18,490)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....       (46,638,951)      (27,372,418)           (67,357)           302,767
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         54,744,980       (5,527,624)           (63,064)           297,809
NET ASSETS:
   Beginning of year..............        451,415,560       456,943,184            318,472            20,663
                                     ----------------  ----------------  -----------------  ----------------
   End of year....................   $    506,160,540  $    451,415,560  $         255,408  $        318,472
                                     ================  ================  =================  ================

                                                   BHFTI
                                      VICTORY SYCAMORE MID CAP VALUE
                                                 DIVISION
                                    -----------------------------------
                                          2017               2016
                                    ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,066,659)  $     (2,210,544)
   Net realized gains (losses)....         5,902,965         20,870,823
   Change in unrealized gains
     (losses) on investments......        28,563,919         37,621,223
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        33,400,225         56,281,502
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........         7,000,693          9,637,257
   Net transfers (including fixed
     account).....................       (1,087,546)       (18,679,137)
   Contract charges...............       (1,535,273)        (1,621,588)
   Transfers for Contract benefits
     and terminations.............      (45,451,743)       (35,893,614)
                                    ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....      (41,073,869)       (46,557,082)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets.............       (7,673,644)          9,724,420
NET ASSETS:
   Beginning of year..............       432,480,626        422,756,206
                                    ----------------  -----------------
   End of year....................  $    424,806,982  $     432,480,626
                                    ================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                               BHFTI WELLS CAPITAL                        BHFTII
                                            MANAGEMENT MID CAP VALUE        BAILLIE GIFFORD INTERNATIONAL STOCK
                                                    DIVISION                             DIVISION
                                      ------------------------------------  ------------------------------------
                                             2017               2016              2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           (812)  $         (1,138)  $       (157,306)  $         322,605
   Net realized gains (losses)......                530             14,246          2,005,558        (1,437,129)
   Change in unrealized gains
     (losses) on investments........             30,168             22,745         36,135,010          5,990,793
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             29,886             35,853         37,983,262          4,876,269
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........                138             86,478          1,837,132          2,553,574
   Net transfers (including fixed
     account).......................              4,742             45,512        (6,093,311)        (2,835,892)
   Contract charges.................                (9)                (5)          (400,844)          (395,781)
   Transfers for Contract benefits
     and terminations...............           (16,561)           (10,390)       (13,718,026)       (10,805,657)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......           (11,690)            121,595       (18,375,049)       (11,483,756)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............             18,196            157,448         19,608,213        (6,607,487)
NET ASSETS:
   Beginning of year................            324,307            166,859        120,269,128        126,876,615
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         342,503  $         324,307  $     139,877,341  $     120,269,128
                                      =================  =================  =================  =================

                                                    BHFTII                                 BHFTII
                                             BLACKROCK BOND INCOME             BLACKROCK CAPITAL APPRECIATION
                                                   DIVISION                               DIVISION
                                      ------------------------------------  ------------------------------------
                                            2017               2016                2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       8,056,197  $       8,607,599  $     (2,251,481)  $     (2,135,910)
   Net realized gains (losses)......          (462,981)          (112,877)         12,764,019         19,426,861
   Change in unrealized gains
     (losses) on investments........          4,619,528          (633,208)         38,506,910       (19,863,296)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         12,212,744          7,861,514         49,019,448        (2,572,345)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          6,188,153         12,261,794          2,768,885          4,982,463
   Net transfers (including fixed
     account).......................         23,106,602         16,773,717        (5,972,941)        (5,745,313)
   Contract charges.................        (2,388,256)        (2,445,620)        (1,037,964)        (1,045,913)
   Transfers for Contract benefits
     and terminations...............       (53,749,282)       (43,300,084)       (18,981,157)       (14,318,859)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (26,842,783)       (16,710,193)       (23,223,177)       (16,127,622)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (14,630,039)        (8,848,679)         25,796,271       (18,699,967)
NET ASSETS:
   Beginning of year................        470,040,574        478,889,253        162,149,281        180,849,248
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     455,410,535  $     470,040,574  $     187,945,552  $     162,149,281
                                      =================  =================  =================  =================

                                                     BHFTII                                BHFTII
                                         BLACKROCK ULTRA-SHORT TERM BOND       BRIGHTHOUSE ASSET ALLOCATION 20
                                                    DIVISION                              DIVISION
                                      ------------------------------------  -------------------------------------
                                             2017               2016               2017               2016
                                      -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (700,411)  $       (831,026)   $       3,410,307  $       9,100,773
   Net realized gains (losses)......             60,067             10,909           5,725,055         14,274,734
   Change in unrealized gains
     (losses) on investments........            266,651             76,512          14,237,838        (8,522,160)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (373,693)          (743,605)          23,373,200         14,853,347
                                      -----------------  -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          1,841,539          5,327,542           4,050,828         11,002,573
   Net transfers (including fixed
     account).......................          3,864,447          1,147,765           (655,687)          1,497,292
   Contract charges.................          (489,782)          (507,783)         (3,028,422)        (3,201,704)
   Transfers for Contract benefits
     and terminations...............        (8,551,899)       (10,736,963)        (60,336,378)       (50,131,001)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (3,335,695)        (4,769,439)        (59,969,659)       (40,832,840)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (3,709,388)        (5,513,044)        (36,596,459)       (25,979,493)
NET ASSETS:
   Beginning of year................         60,125,414         65,638,458         445,624,899        471,604,392
                                      -----------------  -----------------   -----------------  -----------------
   End of year......................  $      56,416,026  $      60,125,414   $     409,028,440  $     445,624,899
                                      =================  =================   =================  =================

                                                    BHFTII
                                        BRIGHTHOUSE ASSET ALLOCATION 40
                                                   DIVISION
                                      ------------------------------------
                                            2017                2016
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       8,480,498  $      28,498,137
   Net realized gains (losses)......         45,744,531         86,368,346
   Change in unrealized gains
     (losses) on investments........         51,406,697       (57,181,305)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        105,631,726         57,685,178
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........         14,090,002         32,183,221
   Net transfers (including fixed
     account).......................       (14,808,050)       (18,101,380)
   Contract charges.................        (9,107,743)        (9,606,302)
   Transfers for Contract benefits
     and terminations...............      (151,444,181)      (125,103,940)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......      (161,269,972)      (120,628,401)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (55,638,246)       (62,943,223)
NET ASSETS:
   Beginning of year................      1,211,312,236      1,274,255,459
                                      -----------------  -----------------
   End of year......................  $   1,155,673,990  $   1,211,312,236
                                      =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                     BHFTII                              BHFTII
                                         BRIGHTHOUSE ASSET ALLOCATION 60     BRIGHTHOUSE ASSET ALLOCATION 80
                                                    DIVISION                            DIVISION
                                      -----------------------------------  ------------------------------------
                                             2017              2016              2017               2016
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      19,072,269  $     74,264,715  $       6,027,006  $      30,700,407
   Net realized gains (losses)......        204,600,879       381,718,432        135,691,672        235,546,377
   Change in unrealized gains
     (losses) on investments........        267,993,873     (237,262,789)        165,033,962      (148,598,984)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        491,667,021       218,720,358        306,752,640        117,647,800
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........         57,932,423       103,565,026         43,342,542         60,253,187
   Net transfers (including fixed
     account).......................       (21,745,672)      (63,241,141)       (20,010,213)       (51,793,453)
   Contract charges.................       (33,935,618)      (34,966,672)       (12,702,647)       (13,037,654)
   Transfers for Contract benefits
     and terminations...............      (442,881,408)     (324,717,775)      (192,677,018)      (138,187,024)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......      (440,630,275)     (319,360,562)      (182,047,336)      (142,764,944)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         51,036,746     (100,640,204)        124,705,304       (25,117,144)
NET ASSETS:
   Beginning of year................      3,877,916,522     3,978,556,726      1,808,886,432      1,834,003,576
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $   3,928,953,268  $  3,877,916,522  $   1,933,591,736  $   1,808,886,432
                                      =================  ================  =================  =================

                                                    BHFTII                     BHFTII BRIGHTHOUSE/DIMENSIONAL
                                       BRIGHTHOUSE/ARTISAN MID CAP VALUE         INTERNATIONAL SMALL COMPANY
                                                   DIVISION                               DIVISION
                                      ------------------------------------  ------------------------------------
                                             2017              2016                2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (1,518,868)  $       (601,891)  $          60,829  $          55,111
   Net realized gains (losses)......          3,525,345         23,648,127            382,702            355,318
   Change in unrealized gains
     (losses) on investments........         22,185,986         18,242,285          1,781,452           (12,572)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         24,192,463         41,288,521          2,224,983            397,857
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          4,203,421          5,802,518             63,299            420,852
   Net transfers (including fixed
     account).......................        (8,072,795)          5,908,335          (159,645)            376,614
   Contract charges.................          (612,038)          (599,704)           (56,558)           (59,858)
   Transfers for Contract benefits
     and terminations...............       (26,464,802)       (19,966,522)          (833,823)          (503,925)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (30,946,214)        (8,855,373)          (986,727)            233,683
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (6,753,751)         32,433,148          1,238,256            631,540
NET ASSETS:
   Beginning of year................        233,427,628        200,994,480          8,357,661          7,726,121
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     226,673,877  $     233,427,628  $       9,595,917  $       8,357,661
                                      =================  =================  =================  =================

                                                     BHFTII                    BHFTII BRIGHTHOUSE/WELLINGTON
                                         BRIGHTHOUSE/WELLINGTON BALANCED         CORE EQUITY OPPORTUNITIES
                                                    DIVISION                             DIVISION
                                      ------------------------------------  ------------------------------------
                                             2017              2016               2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       3,805,647  $       8,739,780  $         815,139  $       1,070,615
   Net realized gains (losses)......         23,049,190         32,768,664         23,311,211         22,303,959
   Change in unrealized gains
     (losses) on investments........         50,501,388        (9,328,313)         66,394,541          7,744,412
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         77,356,225         32,180,131         90,520,891         31,118,986
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          8,269,596          7,980,988          8,110,994         11,112,969
   Net transfers (including fixed
     account).......................        (4,147,326)        (7,221,026)       (17,483,984)        (3,688,099)
   Contract charges.................          (300,463)          (315,878)        (2,761,142)        (2,845,331)
   Transfers for Contract benefits
     and terminations...............       (58,955,901)       (57,760,586)       (62,931,863)       (49,042,235)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (55,134,094)       (57,316,502)       (75,065,995)       (44,462,696)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         22,222,131       (25,136,371)         15,454,896       (13,343,710)
NET ASSETS:
   Beginning of year................        587,936,841        613,073,212        555,287,850        568,631,560
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     610,158,972  $     587,936,841  $     570,742,746  $     555,287,850
                                      =================  =================  =================  =================


                                         BHFTII FRONTIER MID CAP GROWTH
                                                    DIVISION
                                      ------------------------------------
                                            2017                2016
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (6,020,390)  $     (5,640,961)
   Net realized gains (losses)......         26,427,851         63,508,602
   Change in unrealized gains
     (losses) on investments........         82,851,733       (40,013,176)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        103,259,194         17,854,465
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          4,102,396          7,512,295
   Net transfers (including fixed
     account).......................        (8,115,219)       (11,578,837)
   Contract charges.................          (610,404)          (612,223)
   Transfers for Contract benefits
     and terminations...............       (45,437,009)       (39,090,873)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (50,060,236)       (43,769,638)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............         53,198,958       (25,915,173)
NET ASSETS:
   Beginning of year................        455,250,831        481,166,004
                                      -----------------  -----------------
   End of year......................  $     508,449,789  $     455,250,831
                                      =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                         BHFTII
                                            BHFTII JENNISON GROWTH            LOOMIS SAYLES SMALL CAP CORE
                                                   DIVISION                             DIVISION
                                     ------------------------------------  -----------------------------------
                                            2017              2016               2017               2016
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (2,124,364)  $     (2,049,550)  $    (2,009,459)  $     (1,844,794)
   Net realized gains (losses).....         18,197,469         23,550,220        15,896,503         16,917,175
   Change in unrealized gains
     (losses) on investments.......         39,899,960       (23,810,580)         9,390,051         12,920,486
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         55,973,065        (2,309,910)        23,277,095         27,992,867
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          2,947,583          5,677,302         3,092,619          4,161,800
   Net transfers (including fixed
     account)......................            130,091        (6,839,399)       (2,092,741)        (6,624,611)
   Contract charges................        (1,072,527)        (1,044,022)         (730,158)          (731,615)
   Transfers for Contract benefits
     and terminations..............       (21,282,234)       (13,831,574)      (19,220,210)       (13,811,136)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (19,277,087)       (16,037,693)      (18,950,490)       (17,005,562)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         36,695,978       (18,347,603)         4,326,605         10,987,305
NET ASSETS:
   Beginning of year...............        166,434,950        184,782,553       181,016,875        170,029,570
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $     203,130,928  $     166,434,950  $    185,343,480  $     181,016,875
                                     =================  =================  ================  =================

                                                   BHFTII                               BHFTII
                                       LOOMIS SAYLES SMALL CAP GROWTH        METLIFE AGGREGATE BOND INDEX
                                                  DIVISION                             DIVISION
                                     -----------------------------------  ------------------------------------
                                           2017               2016               2017              2016
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (633,406)  $      (582,881)  $      17,047,515  $      15,932,511
   Net realized gains (losses).....          3,505,237         5,089,497          (759,983)            951,851
   Change in unrealized gains
     (losses) on investments.......          8,668,646       (2,509,551)          3,486,073        (6,621,395)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         11,540,477         1,997,065         19,773,605         10,262,967
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          1,269,391         1,495,178         23,503,658         54,460,240
   Net transfers (including fixed
     account)......................        (1,010,201)       (2,353,186)         71,464,358         41,379,186
   Contract charges................          (119,058)         (114,375)        (6,535,417)        (6,808,934)
   Transfers for Contract benefits
     and terminations..............        (5,506,258)       (4,390,583)      (130,286,348)      (107,446,383)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        (5,366,126)       (5,362,966)       (41,853,749)       (18,415,891)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          6,174,351       (3,365,901)       (22,080,144)        (8,152,924)
NET ASSETS:
   Beginning of year...............         48,392,379        51,758,280      1,148,709,486      1,156,862,410
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $      54,566,730  $     48,392,379  $   1,126,629,342  $   1,148,709,486
                                     =================  ================  =================  =================

                                                   BHFTII                               BHFTII
                                         METLIFE MID CAP STOCK INDEX            METLIFE MSCI EAFE INDEX
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017               2016
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (86,238)  $       (688,315)  $       6,821,892  $      5,875,634
   Net realized gains (losses).....        54,030,656         53,506,789          9,980,536           391,069
   Change in unrealized gains
     (losses) on investments.......        22,260,577         38,668,355         90,321,216       (6,208,669)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        76,204,995         91,486,829        107,123,644            58,034
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........        13,688,175         20,039,909         14,028,712        20,582,165
   Net transfers (including fixed
     account)......................       (5,386,844)       (18,608,373)       (31,020,811)        15,091,646
   Contract charges................       (2,050,956)        (2,052,277)        (2,198,948)       (2,181,560)
   Transfers for Contract benefits
     and terminations..............      (59,933,134)       (41,609,056)       (52,600,370)      (38,424,202)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (53,682,759)       (42,229,797)       (71,791,417)       (4,931,951)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        22,522,236         49,257,032         35,332,227       (4,873,917)
NET ASSETS:
   Beginning of year...............       557,664,712        508,407,680        489,403,933       494,277,850
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    580,186,948  $     557,664,712  $     524,736,160  $    489,403,933
                                     ================  =================  =================  ================

                                                    BHFTII
                                          METLIFE RUSSELL 2000 INDEX
                                                   DIVISION
                                     ------------------------------------
                                            2017              2016
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (514,893)  $          16,187
   Net realized gains (losses).....         28,279,676         28,459,878
   Change in unrealized gains
     (losses) on investments.......         17,271,752         31,722,627
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         45,036,535         60,198,692
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          9,620,298         13,003,263
   Net transfers (including fixed
     account)......................          1,575,485       (10,535,690)
   Contract charges................        (1,047,385)        (1,011,597)
   Transfers for Contract benefits
     and terminations..............       (36,609,580)       (24,446,703)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (26,461,182)       (22,990,727)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............         18,575,353         37,207,965
NET ASSETS:
   Beginning of year...............        355,330,009        318,122,044
                                     -----------------  -----------------
   End of year.....................  $     373,905,362  $     355,330,009
                                     =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          BHFTII METLIFE STOCK INDEX            BHFTII MFS TOTAL RETURN
                                                   DIVISION                            DIVISION
                                     -----------------------------------  -----------------------------------
                                            2017              2016              2017              2016
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      13,689,433  $     19,334,362  $      1,733,488  $       2,302,861
   Net realized gains (losses).....        221,254,342       211,734,612        11,329,207          9,019,387
   Change in unrealized gains
     (losses) on investments.......        326,468,528        52,363,507         2,085,703          (516,566)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        561,412,303       283,432,481        15,148,398         10,805,682
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         52,505,907        75,998,252         2,195,575          4,232,150
   Net transfers (including fixed
     account)......................       (65,927,211)      (49,866,043)         1,389,791          4,259,937
   Contract charges................        (7,535,414)       (7,541,991)         (471,152)          (486,460)
   Transfers for Contract benefits
     and terminations..............      (320,802,517)     (253,288,450)      (19,550,057)       (15,540,037)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (341,759,235)     (234,698,232)      (16,435,843)        (7,534,410)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        219,653,068        48,734,249       (1,287,445)          3,271,272
NET ASSETS:
   Beginning of year...............      2,971,460,417     2,922,726,168       146,385,435        143,114,163
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $   3,191,113,485  $  2,971,460,417  $    145,097,990  $     146,385,435
                                     =================  ================  ================  =================


                                              BHFTII MFS VALUE                   BHFTII MFS VALUE II
                                                  DIVISION                            DIVISION
                                     ----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      3,259,229  $      4,085,157  $       2,953,484  $        456,320
   Net realized gains (losses).....        36,637,754        44,846,602        (3,510,786)        12,188,314
   Change in unrealized gains
     (losses) on investments.......        37,801,662         9,395,735         15,257,924        25,719,292
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        77,698,645        58,327,494         14,700,622        38,363,926
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         8,478,120        14,862,838          4,433,464         7,615,577
   Net transfers (including fixed
     account)......................      (10,925,494)         3,010,574          3,052,126       (1,221,368)
   Contract charges................       (1,999,998)       (2,005,385)        (1,319,477)       (1,361,431)
   Transfers for Contract benefits
     and terminations..............      (55,996,065)      (42,954,625)       (28,879,364)      (22,429,856)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (60,443,437)      (27,086,598)       (22,713,251)      (17,397,078)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        17,255,208        31,240,896        (8,012,629)        20,966,848
NET ASSETS:
   Beginning of year...............       506,526,529       475,285,633        262,264,238       241,297,390
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $    523,781,737  $    506,526,529  $     254,251,609  $    262,264,238
                                     ================  ================  =================  ================

                                                                                         BHFTII
                                       BHFTII NEUBERGER BERMAN GENESIS       T. ROWE PRICE LARGE CAP GROWTH
                                                  DIVISION                              DIVISION
                                     ------------------------------------  -----------------------------------
                                            2017              2016               2017               2016
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (2,931,011)  $     (2,623,502)  $    (6,183,150)  $     (5,967,633)
   Net realized gains (losses).....         36,628,408          7,523,096        46,716,332         66,170,073
   Change in unrealized gains
     (losses) on investments.......          7,109,136         41,287,716       112,964,163       (57,287,839)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         40,806,533         46,187,310       153,497,345          2,914,601
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          5,334,821          6,246,211        14,066,430         24,655,893
   Net transfers (including fixed
     account)......................        (5,128,452)        (9,348,516)         8,296,374          5,072,806
   Contract charges................          (673,221)          (690,152)       (1,857,240)        (1,688,264)
   Transfers for Contract benefits
     and terminations..............       (32,612,137)       (25,277,782)      (56,046,547)       (38,393,708)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (33,078,989)       (29,070,239)      (35,540,983)       (10,353,273)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          7,727,544         17,117,071       117,956,362        (7,438,672)
NET ASSETS:
   Beginning of year...............        306,388,412        289,271,341       491,684,512        499,123,184
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $     314,115,956  $     306,388,412  $    609,640,874  $     491,684,512
                                     =================  =================  ================  =================

                                                   BHFTII
                                       T. ROWE PRICE SMALL CAP GROWTH
                                                  DIVISION
                                     ----------------------------------
                                           2017              2016
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (4,623,495)  $    (4,299,950)
   Net realized gains (losses).....        39,161,019        60,722,602
   Change in unrealized gains
     (losses) on investments.......        50,456,480      (17,690,211)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        84,994,004        38,732,441
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         9,518,108        15,015,380
   Net transfers (including fixed
     account)......................         3,554,656      (14,137,525)
   Contract charges................       (1,199,696)       (1,170,760)
   Transfers for Contract benefits
     and terminations..............      (42,605,162)      (30,916,455)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (30,732,094)      (31,209,360)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............        54,261,910         7,523,081
NET ASSETS:
   Beginning of year...............       412,938,416       405,415,335
                                     ----------------  ----------------
   End of year.....................  $    467,200,326  $    412,938,416
                                     ================  ================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                     BHFTII                   BHFTII WESTERN ASSET MANAGEMENT
                                        VAN ECK GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                                    DIVISION                             DIVISION
                                      ------------------------------------  ------------------------------------
                                             2017               2016              2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (430,265)  $       (238,249)  $      13,458,730  $       3,058,942
   Net realized gains (losses)......          (798,339)        (3,592,536)          4,574,266          1,725,286
   Change in unrealized gains
     (losses) on investments........          1,025,927         17,155,629         16,325,415         21,475,786
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (202,677)         13,324,844         34,358,411         26,260,014
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            201,815            366,448          7,736,409          8,776,731
   Net transfers (including fixed
     account).......................          5,504,707        (7,249,307)          7,271,506        361,370,309
   Contract charges.................          (393,637)          (451,881)        (2,092,968)        (1,688,818)
   Transfers for Contract benefits
     and terminations...............        (3,432,665)        (2,040,187)       (68,874,992)       (48,101,256)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......          1,880,220        (9,374,927)       (55,960,045)        320,356,966
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          1,677,543          3,949,917       (21,601,634)        346,616,980
NET ASSETS:
   Beginning of year................         35,592,317         31,642,400        535,867,222        189,250,242
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      37,269,860  $      35,592,317  $     514,265,588  $     535,867,222
                                      =================  =================  =================  =================

                                             BHFTII WESTERN ASSET
                                          MANAGEMENT U.S. GOVERNMENT          BLACKROCK GLOBAL ALLOCATION V.I.
                                                   DIVISION                               DIVISION
                                      ------------------------------------  ------------------------------------
                                            2017               2016                2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       1,967,595  $       1,996,600  $         (3,923)  $           (939)
   Net realized gains (losses)......          (544,768)          (214,149)              9,227            (1,689)
   Change in unrealized gains
     (losses) on investments........          (649,450)        (1,988,491)             40,371             13,608
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            773,377          (206,040)             45,675             10,980
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          2,098,063          3,729,668                 --                 --
   Net transfers (including fixed
     account).......................         11,624,638          6,037,912             52,415             26,937
   Contract charges.................          (906,327)          (964,754)                (3)                (3)
   Transfers for Contract benefits
     and terminations...............       (21,317,804)       (20,342,372)          (523,165)            (6,006)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (8,501,430)       (11,539,546)          (470,753)             20,928
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (7,728,053)       (11,745,586)          (425,078)             31,908
NET ASSETS:
   Beginning of year................        167,406,266        179,151,852            521,354            489,446
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     159,678,213  $     167,406,266  $          96,276  $         521,354
                                      =================  =================  =================  =================


                                             CALVERT VP SRI BALANCED             CALVERT VP SRI MID CAP
                                                    DIVISION                            DIVISION
                                      -----------------------------------  ------------------------------------
                                             2017              2016              2017               2016
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         427,146  $        352,364  $        (28,270)  $       (101,540)
   Net realized gains (losses)......          1,402,624         1,912,070             43,582          1,471,575
   Change in unrealized gains
     (losses) on investments........          3,490,565         1,102,605            924,637          (754,187)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          5,320,335         3,367,039            939,949            615,848
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          1,522,145         1,973,613            270,196            481,152
   Net transfers (including fixed
     account).......................          (613,174)       (1,075,418)            249,644          (698,624)
   Contract charges.................           (20,392)          (21,272)              (862)            (1,267)
   Transfers for Contract benefits
     and terminations...............        (6,924,098)       (4,966,419)        (2,848,236)        (1,866,512)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (6,035,519)       (4,089,496)        (2,329,258)        (2,085,251)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (715,184)         (722,457)        (1,389,309)        (1,469,403)
NET ASSETS:
   Beginning of year................         52,584,587        53,307,044         10,134,827         11,604,230
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $      51,869,403  $     52,584,587  $       8,745,518  $      10,134,827
                                      =================  ================  =================  =================


                                         DELAWARE VIP SMALL CAP VALUE
                                                   DIVISION
                                      ------------------------------------
                                            2017              2016 (a)
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $              21  $            (61)
   Net realized gains (losses)......              4,018              1,192
   Change in unrealized gains
     (losses) on investments........            (1,043)              4,722
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              2,996              5,853
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........              4,828             33,324
   Net transfers (including fixed
     account).......................                658            (2,776)
   Contract charges.................                 --                 --
   Transfers for Contract benefits
     and terminations...............           (20,955)            (1,918)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......           (15,469)             28,630
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............           (12,473)             34,483
NET ASSETS:
   Beginning of year................             34,483                 --
                                      -----------------  -----------------
   End of year......................  $          22,010  $          34,483
                                      =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           FIDELITY VIP CONTRAFUND              FIDELITY VIP EQUITY-INCOME
                                                  DIVISION                               DIVISION
                                    -------------------------------------  -------------------------------------
                                          2017                2016                2017                2016
                                    -----------------  ------------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         (2,290)  $            1,517  $          507,075  $         970,327
   Net realized gains (losses)....            130,198               1,595           2,148,956          4,199,930
   Change in unrealized gains
      (losses) on investments.....             67,138              59,258           6,057,345          6,901,929
                                    -----------------  ------------------  ------------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........            195,046              62,370           8,713,376         12,072,186
                                    -----------------  ------------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........             99,714           1,119,566           1,035,049          1,396,420
   Net transfers (including fixed
      account)....................           (24,596)              13,802           (883,859)        (1,162,966)
   Contract charges...............               (29)                (13)            (10,633)           (11,791)
   Transfers for Contract benefits
      and terminations............          (671,037)             (7,012)        (11,275,305)        (9,227,552)
                                    -----------------  ------------------  ------------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....          (595,948)           1,126,343        (11,134,748)        (9,005,889)
                                    -----------------  ------------------  ------------------  -----------------
      Net increase (decrease)
        in net assets.............          (400,902)           1,188,713         (2,421,372)          3,066,297
NET ASSETS:
   Beginning of year..............          1,206,624              17,911          80,761,382         77,695,085
                                    -----------------  ------------------  ------------------  -----------------
   End of year....................  $         805,722  $        1,206,624  $       78,340,010  $      80,761,382
                                    =================  ==================  ==================  =================

                                          FIDELITY VIP FREEDOM 2020              FIDELITY VIP FREEDOM 2025
                                                  DIVISION                               DIVISION
                                    -------------------------------------  ------------------------------------
                                          2017              2016 (c)              2017             2016 (c)
                                    -----------------  ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           3,420  $           14,801  $           (344)  $          13,238
   Net realized gains (losses)....             88,905               2,429            120,259              1,689
   Change in unrealized gains
      (losses) on investments.....            100,067              13,029             67,331             18,121
                                    -----------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........            192,392              30,259            187,246             33,048
                                    -----------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........            518,803           1,719,229            359,080          1,427,447
   Net transfers (including fixed
      account)....................           (27,656)            (38,374)            221,347            (6,869)
   Contract charges...............                 --                  --               (15)                 --
   Transfers for Contract benefits
      and terminations............        (1,139,402)                  --        (1,402,284)                 --
                                    -----------------  ------------------  -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....          (648,255)           1,680,855          (821,872)          1,420,578
                                    -----------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets.............          (455,863)           1,711,114          (634,626)          1,453,626
NET ASSETS:
   Beginning of year..............          1,711,114                  --          1,453,626                 --
                                    -----------------  ------------------  -----------------  -----------------
   End of year....................  $       1,255,251  $        1,711,114  $         819,000  $       1,453,626
                                    =================  ==================  =================  =================

                                           FIDELITY VIP FREEDOM 2030              FIDELITY VIP FREEDOM 2040
                                                   DIVISION                               DIVISION
                                    --------------------------------------  ------------------------------------
                                           2017              2016 (c)              2017            2016 (c)
                                    ------------------  ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            2,295  $           18,014  $             612  $           1,281
   Net realized gains (losses)....             264,577               2,335             20,276                427
   Change in unrealized gains
      (losses) on investments.....             341,834              29,909             67,940              4,368
                                    ------------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             608,706              50,258             88,828              6,076
                                    ------------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........           2,090,378           2,046,134            358,332            189,991
   Net transfers (including fixed
      account)....................             (3,536)            (13,114)            (2,632)           (11,793)
   Contract charges...............                 (3)                  --                (5)                 --
   Transfers for Contract benefits
      and terminations............         (1,756,313)             (1,337)           (94,333)                 --
                                    ------------------  ------------------  -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....             330,526           2,031,683            261,362            178,198
                                    ------------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets.............             939,232           2,081,941            350,190            184,274
NET ASSETS:
   Beginning of year..............           2,081,941                  --            184,274                 --
                                    ------------------  ------------------  -----------------  -----------------
   End of year....................  $        3,021,173  $        2,081,941  $         534,464  $         184,274
                                    ==================  ==================  =================  =================

                                           FIDELITY VIP FREEDOM 2050
                                                   DIVISION
                                    --------------------------------------
                                           2017              2016 (c)
                                    ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $              422  $              951
   Net realized gains (losses)....              15,025                 462
   Change in unrealized gains
      (losses) on investments.....              27,522               5,707
                                    ------------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........              42,969               7,120
                                    ------------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........             172,611             148,581
   Net transfers (including fixed
      account)....................            (18,181)               8,837
   Contract charges...............                  --                  --
   Transfers for Contract benefits
      and terminations............            (91,183)            (17,136)
                                    ------------------  ------------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....              63,247             140,282
                                    ------------------  ------------------
      Net increase (decrease)
        in net assets.............             106,216             147,402
NET ASSETS:
   Beginning of year..............             147,402                  --
                                    ------------------  ------------------
   End of year....................  $          253,618  $          147,402
                                    ==================  ==================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          FIDELITY VIP FUNDSMANAGER 50%         FIDELITY VIP FUNDSMANAGER 60%
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2017               2016               2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (2,467,365)  $     (2,098,264)  $     (2,575,304)  $     (2,171,595)
   Net realized gains (losses)......          3,985,124          4,256,022         12,885,269         12,893,547
   Change in unrealized gains
     (losses) on investments........         34,017,799          4,791,157         29,289,392        (2,493,364)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         35,535,558          6,948,915         39,599,357          8,228,588
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........             72,753            444,788            345,604          2,150,312
   Net transfers (including fixed
     account).......................                 --         14,243,873                 --                 --
   Contract charges.................                 --                 --                 --                 --
   Transfers for Contract benefits
     and terminations...............       (16,483,915)       (15,581,770)       (39,688,857)       (26,318,943)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (16,411,162)          (893,109)       (39,343,253)       (24,168,631)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         19,124,396          6,055,806            256,104       (15,940,043)
NET ASSETS:
   Beginning of year................        296,580,947        290,525,141        286,717,673        302,657,716
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     315,705,343  $     296,580,947  $     286,973,777  $     286,717,673
                                      =================  =================  =================  =================

                                                  FIDELITY VIP
                                             GOVERNMENT MONEY MARKET                 FIDELITY VIP GROWTH
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2017               2016               2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (15,926)  $        (56,471)  $       (678,855)  $       (801,329)
   Net realized gains (losses)......                 --                 --         11,702,690         12,190,827
   Change in unrealized gains
     (losses) on investments........                 --                 --         15,803,560       (11,736,707)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (15,926)           (56,471)         26,827,395          (347,209)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            358,961         13,195,195          1,014,660          1,589,828
   Net transfers (including fixed
     account).......................           (63,710)       (12,231,606)          (658,702)        (3,488,706)
   Contract charges.................                 --                 --            (1,825)            (2,764)
   Transfers for Contract benefits
     and terminations...............        (1,392,372)        (2,865,610)       (12,406,063)        (9,199,470)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (1,097,121)        (1,902,021)       (12,051,930)       (11,101,112)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,113,047)        (1,958,492)         14,775,465       (11,448,321)
NET ASSETS:
   Beginning of year................          6,122,223          8,080,715         83,862,383         95,310,704
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       5,009,176  $       6,122,223  $      98,637,848  $      83,862,383
                                      =================  =================  =================  =================


                                       FIDELITY VIP INVESTMENT GRADE BOND          FIDELITY VIP MID CAP
                                                    DIVISION                             DIVISION
                                      -----------------------------------  -----------------------------------
                                             2017              2016               2017            2016 (a)
                                      -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         149,417  $        170,815  $         (2,655)  $        (1,186)
   Net realized gains (losses)......             55,597            23,502             43,722               134
   Change in unrealized gains
     (losses) on investments........            167,272           324,341             74,905            47,813
                                      -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            372,286           518,658            115,972            46,761
                                      -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            359,045           583,537             46,181           602,766
   Net transfers (including fixed
     account).......................            406,064         (279,070)            (4,218)             1,308
   Contract charges.................              (474)             (562)                (2)                --
   Transfers for Contract benefits
     and terminations...............        (3,261,495)       (2,301,757)          (130,255)           (1,639)
                                      -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (2,496,860)       (1,997,852)           (88,294)           602,435
                                      -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets...............        (2,124,574)       (1,479,194)             27,678           649,196
NET ASSETS:
   Beginning of year................         12,364,481        13,843,675            649,196                --
                                      -----------------  ----------------  -----------------  ----------------
   End of year......................  $      10,239,907  $     12,364,481  $         676,874  $        649,196
                                      =================  ================  =================  ================

                                               FTVIPT TEMPLETON
                                            DEVELOPING MARKETS VIP
                                                   DIVISION
                                      -----------------------------------
                                            2017            2016 (a)
                                      ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            298  $             281
   Net realized gains (losses)......            38,407              1,507
   Change in unrealized gains
     (losses) on investments........            23,352             18,684
                                      ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            62,057             20,472
                                      ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........             6,955            212,047
   Net transfers (including fixed
     account).......................            20,568           (11,321)
   Contract charges.................                --                 --
   Transfers for Contract benefits
     and terminations...............         (157,868)                 --
                                      ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......         (130,345)            200,726
                                      ----------------  -----------------
     Net increase (decrease)
        in net assets...............          (68,288)            221,198
NET ASSETS:
   Beginning of year................           221,198                 --
                                      ----------------  -----------------
   End of year......................  $        152,910  $         221,198
                                      ================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          FTVIPT TEMPLETON FOREIGN VIP             IVY VIP ASSET STRATEGY
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                            2017              2016 (a)             2017              2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $              27  $              10  $               9  $            (19)
   Net realized gains (losses)......                209                 16               (67)              (157)
   Change in unrealized gains
     (losses) on investments........                 12                 42                477                 64
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                248                 68                419              (112)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........              2,536              1,447                 --                 --
   Net transfers (including fixed
     account).......................                 --                416                 14                281
   Contract charges.................                (1)                 --                 --                 --
   Transfers for Contract benefits
     and terminations...............            (3,447)              (541)              (256)              (401)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......              (912)              1,322              (242)              (120)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............              (664)              1,390                177              (232)
NET ASSETS:
   Beginning of year................              1,390                 --              2,650              2,882
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $             726  $           1,390  $           2,827  $           2,650
                                      =================  =================  =================  =================

                                                                                           LMPVET
                                           JANUS HENDERSON ENTERPRISE         CLEARBRIDGE VARIABLE APPRECIATION
                                                    DIVISION                              DIVISION
                                      ------------------------------------  -------------------------------------
                                             2017             2016 (a)             2017             2016 (a)
                                      -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         (1,501)  $           (579)  $              163  $             263
   Net realized gains (losses)......             26,483                529               1,638                658
   Change in unrealized gains
     (losses) on investments........             20,550              3,210               5,404                542
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             45,532              3,160               7,205              1,463
                                      -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........             17,548            245,291              10,021             31,526
   Net transfers (including fixed
     account).......................           (10,844)                402               (782)              (870)
   Contract charges.................                 --                 --                  --                 --
   Transfers for Contract benefits
     and terminations...............          (150,208)            (1,089)               (134)                 --
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......          (143,504)            244,604               9,105             30,656
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets...............           (97,972)            247,764              16,310             32,119
NET ASSETS:
   Beginning of year................            247,764                 --              32,119                 --
                                      -----------------  -----------------  ------------------  -----------------
   End of year......................  $         149,792  $         247,764  $           48,429  $          32,119
                                      =================  =================  ==================  =================

                                               LMPVET CLEARBRIDGE                    LMPVET CLEARBRIDGE
                                           VARIABLE DIVIDEND STRATEGY             VARIABLE LARGE CAP GROWTH
                                                    DIVISION                              DIVISION
                                      -------------------------------------  ------------------------------------
                                             2017             2016 (a)             2017              2016 (a)
                                      -----------------  ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $             404  $              632  $         (3,878)  $             256
   Net realized gains (losses)......                962                  11             41,524             51,392
   Change in unrealized gains
     (losses) on investments........              9,356               4,421             83,444           (25,223)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             10,722               5,064            121,090             26,425
                                      -----------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........              2,658              59,736             92,127            671,030
   Net transfers (including fixed
     account).......................           (10,215)               1,636            (1,137)                 42
   Contract charges.................                 --                  --                 --                 --
   Transfers for Contract benefits
     and terminations...............                (2)                 (3)          (396,623)            (3,966)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......            (7,559)              61,369          (305,633)            667,106
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............              3,163              66,433          (184,543)            693,531
NET ASSETS:
   Beginning of year................             66,433                  --            693,531                 --
                                      -----------------  ------------------  -----------------  -----------------
   End of year......................  $          69,596  $           66,433  $         508,988  $         693,531
                                      =================  ==================  =================  =================

                                               LMPVET CLEARBRIDGE
                                            VARIABLE SMALL CAP GROWTH
                                                    DIVISION
                                      ------------------------------------
                                             2017            2016 (a)
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           (292)  $           (142)
   Net realized gains (losses)......              3,756                875
   Change in unrealized gains
     (losses) on investments........              3,359              1,875
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              6,823              2,608
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........              2,472             38,048
   Net transfers (including fixed
     account).......................                677                587
   Contract charges.................                 --                 --
   Transfers for Contract benefits
     and terminations...............           (23,739)               (37)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......           (20,590)             38,598
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............           (13,767)             41,206
NET ASSETS:
   Beginning of year................             41,206                 --
                                      -----------------  -----------------
   End of year......................  $          27,439  $          41,206
                                      =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                                                  OPPENHEIMER
                                                                                                                    GLOBAL
                                                                                   MORGAN STANLEY             MULTI-ALTERNATIVES
                                      LMPVIT WESTERN ASSET CORE PLUS          VIF GLOBAL INFRASTRUCTURE             FUND/VA
                                                 DIVISION                             DIVISION                     DIVISION
                                    -----------------------------------  -----------------------------------  ------------------
                                          2017             2016 (a)            2017               2016             2017 (d)
                                    -----------------  ----------------  ----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           3,569  $          2,795  $            578  $             278   $            (78)
   Net realized gains (losses)....              (476)              (54)             2,991              (974)                  --
   Change in unrealized gains
     (losses) on investments......              3,912           (5,731)             3,316              6,900                (97)
                                    -----------------  ----------------  ----------------  -----------------   -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........              7,005           (2,990)             6,885              6,204               (175)
                                    -----------------  ----------------  ----------------  -----------------   -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........             42,729           173,678                --              7,105                  --
   Net transfers (including fixed
     account).....................             13,534           (3,551)             6,491            (2,927)              15,885
   Contract charges...............                 --                --              (26)               (18)                 (3)
   Transfers for Contract benefits
     and terminations.............          (123,779)           (1,811)           (1,590)           (18,480)                 (2)
                                    -----------------  ----------------  ----------------  -----------------   -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....           (67,516)           168,316             4,875           (14,320)              15,880
                                    -----------------  ----------------  ----------------  -----------------   -----------------
     Net increase (decrease)
        in net assets.............           (60,511)           165,326            11,760            (8,116)              15,705
NET ASSETS:
   Beginning of year..............            165,326                --            49,884             58,000                  --
                                    -----------------  ----------------  ----------------  -----------------   -----------------
   End of year....................  $         104,815  $        165,326  $         61,644  $          49,884   $          15,705
                                    =================  ================  ================  =================   =================



                                                 PIMCO VIT                           PIMCO VIT
                                       COMMODITYREALRETURN STRATEGY            EMERGING MARKETS BOND
                                                 DIVISION                            DIVISION
                                    ----------------------------------  ------------------------------------
                                          2017              2016               2017              2016
                                    ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          4,716  $          (258)  $           2,431  $           3,757
   Net realized gains (losses)....           (2,033)           (1,894)                499            (3,352)
   Change in unrealized gains
     (losses) on investments......           (1,763)             7,512              2,731              4,131
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........               920             5,360              5,661              4,536
                                    ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........                --             4,208                 --              7,049
   Net transfers (including fixed
     account).....................            11,449             (601)           (16,605)              6,927
   Contract charges...............              (12)              (11)               (16)               (10)
   Transfers for Contract benefits
     and terminations.............          (11,873)           (3,430)            (1,341)            (2,938)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....             (436)               166           (17,962)             11,028
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............               484             5,526           (12,301)             15,564
NET ASSETS:
   Beginning of year..............            49,401            43,875             83,339             67,775
                                    ----------------  ----------------  -----------------  -----------------
   End of year....................  $         49,885  $         49,401  $          71,038  $          83,339
                                    ================  ================  =================  =================



                                                                                  TAP 1919 VARIABLE
                                       PIMCO VIT UNCONSTRAINED BOND         SOCIALLY RESPONSIVE BALANCED
                                                 DIVISION                             DIVISION
                                    ----------------------------------  ------------------------------------
                                          2017              2016               2017               2016
                                    ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $             57  $             41  $              88  $              30
   Net realized gains (losses)....               193             (570)              1,910                438
   Change in unrealized gains
     (losses) on investments......             3,635             3,819                981              (238)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             3,885             3,290              2,979                230
                                    ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........                --             1,966             14,689              5,295
   Net transfers (including fixed
     account).....................             8,643            45,786              3,804                 61
   Contract charges...............              (10)              (12)                (1)                (1)
   Transfers for Contract benefits
     and terminations.............           (3,338)           (2,546)            (4,947)               (95)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....             5,295            45,194             13,545              5,260
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............             9,180            48,484             16,524              5,490
NET ASSETS:
   Beginning of year..............           111,866            63,382              7,602              2,112
                                    ----------------  ----------------  -----------------  -----------------
   End of year....................  $        121,046  $        111,866  $          24,126  $           7,602
                                    ================  ================  =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METROPOLITAN LIFE SEPARATE ACCOUNT E
             OF METROPOLITAN LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on September 27, 1983 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

The Separate Account is divided into Divisions (the prospectus and the Contract may refer to a Division as an "Investment Division"), each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund, series, or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")           Legg Mason Partners Variable Equity Trust
Blackrock Variable Series Funds, Inc. ("BlackRock")            ("LMPVET")
Brighthouse Funds Trust I ("BHFTI")                          Legg Mason Partners Variable Income Trust
Brighthouse Funds Trust II ("BHFTII")                          ("LMPVIT")
Calvert Variable Series, Inc. ("Calvert")                    Morgan Stanley Variable Insurance Fund, Inc.
Delaware VIP Trust ("Delaware VIP")                            ("Morgan Stanley VIF")
Fidelity Variable Insurance Products ("Fidelity VIP")        Oppenheimer Variable Account Funds
Franklin Templeton Variable Insurance Products Trust           ("Oppenheimer VA")
   ("FTVIPT")                                                PIMCO Variable Insurance Trust ("PIMCO VIT")
Ivy Variable Insurance Portfolios ("Ivy VIP")                Trust for Advised Portfolios ("TAP")
Janus Aspen Series ("Janus Aspen")

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.


2.  LIST OF DIVISIONS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. The following Divisions had net assets as of December 31, 2017:

American Funds Bond Division                               BHFTI Brighthouse Asset Allocation 100 Division (a)
American Funds Global Growth Division                      BHFTI Brighthouse Balanced Plus Division
American Funds Global Small Capitalization Division (a)    BHFTI Brighthouse Small Cap Value Division
American Funds Growth Division                             BHFTI Brighthouse/Aberdeen Emerging Markets
American Funds Growth-Income Division                        Equity Division (a)
BHFTI AB Global Dynamic Allocation Division                BHFTI Brighthouse/Artisan International Division
BHFTI Allianz Global Investors Dynamic Multi-Asset         BHFTI Brighthouse/Eaton Vance Floating Rate
   Plus Division                                             Division
BHFTI American Funds Balanced Allocation Division (a)      BHFTI Brighthouse/Franklin Low Duration Total
BHFTI American Funds Growth Allocation Division (a)          Return Division
BHFTI American Funds Growth Division                       BHFTI Brighthouse/Templeton International Bond
BHFTI American Funds Moderate Allocation Division (a)        Division
BHFTI AQR Global Risk Balanced Division                    BHFTI Brighthouse/Wellington Large Cap Research
BHFTI BlackRock Global Tactical Strategies Division          Division (a)
BHFTI BlackRock High Yield Division (a)                    BHFTI Clarion Global Real Estate Division (a)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF DIVISIONS -- (CONCLUDED)


BHFTI ClearBridge Aggressive Growth Division (a)           BHFTII MetLife Stock Index Division (a)
BHFTI Harris Oakmark International Division (a)            BHFTII MFS Total Return Division (a)
BHFTI Invesco Balanced-Risk Allocation Division            BHFTII MFS Value Division (a)
BHFTI Invesco Comstock Division                            BHFTII MFS Value II Division (a)
BHFTI Invesco Small Cap Growth Division (a)                BHFTII Neuberger Berman Genesis Division (a)
BHFTI JPMorgan Core Bond Division                          BHFTII T. Rowe Price Large Cap Growth Division (a)
BHFTI JPMorgan Global Active Allocation Division           BHFTII T. Rowe Price Small Cap Growth Division (a)
BHFTI JPMorgan Small Cap Value Division (a)                BHFTII VanEck Global Natural Resources Division
BHFTI Loomis Sayles Global Markets Division                BHFTII Western Asset Management Strategic Bond
BHFTI MetLife Multi-Index Targeted Risk Division             Opportunities Division (a)
BHFTI MFS Research International Division (a)              BHFTII Western Asset Management U.S. Government
BHFTI Morgan Stanley Mid Cap Growth Division (a)             Division (a)
BHFTI Oppenheimer Global Equity Division (a)               BlackRock Global Allocation V.I. Division
BHFTI PanAgora Global Diversified Risk Division            Calvert VP SRI Balanced Division
BHFTI PIMCO Inflation Protected Bond Division (a)          Calvert VP SRI Mid Cap Division
BHFTI PIMCO Total Return Division (a)                      Delaware VIP Small Cap Value Division
BHFTI Pyramis Government Income Division                   Fidelity VIP Contrafund Division
BHFTI Schroders Global Multi-Asset Division                Fidelity VIP Equity-Income Division
BHFTI Schroders Global Multi-Asset II Division             Fidelity VIP Freedom 2020 Division
BHFTI SSGA Growth and Income ETF Division (a)              Fidelity VIP Freedom 2025 Division
BHFTI SSGA Growth ETF Division (a)                         Fidelity VIP Freedom 2030 Division
BHFTI T. Rowe Price Large Cap Value Division               Fidelity VIP Freedom 2040 Division
BHFTI T. Rowe Price Mid Cap Growth Division (a)            Fidelity VIP Freedom 2050 Division
BHFTI TCW Core Fixed Income Division                       Fidelity VIP FundsManager 50% Division
BHFTI Victory Sycamore Mid Cap Value Division (a)          Fidelity VIP FundsManager 60% Division
BHFTI Wells Capital Management Mid Cap Value               Fidelity VIP Government Money Market Division
   Division                                                Fidelity VIP Growth Division
BHFTII Baillie Gifford International Stock Division (a)    Fidelity VIP Investment Grade Bond Division
BHFTII BlackRock Bond Income Division (a)                  Fidelity VIP Mid Cap Division
BHFTII BlackRock Capital Appreciation Division (a)         FTVIPT Templeton Developing Markets VIP Division
BHFTII BlackRock Ultra-Short Term Bond Division (a)        FTVIPT Templeton Foreign VIP Division
BHFTII Brighthouse Asset Allocation 20 Division (a)        Ivy VIP Asset Strategy Division
BHFTII Brighthouse Asset Allocation 40 Division (a)        Janus Henderson Enterprise Division
BHFTII Brighthouse Asset Allocation 60 Division (a)        LMPVET ClearBridge Variable Appreciation Division
BHFTII Brighthouse Asset Allocation 80 Division (a)        LMPVET ClearBridge Variable Dividend Strategy
BHFTII Brighthouse/Artisan Mid Cap Value Division (a)        Division
BHFTII Brighthouse/Dimensional International Small         LMPVET ClearBridge Variable Large Cap Growth
   Company Division                                          Division
BHFTII Brighthouse/Wellington Balanced Division (a)        LMPVET ClearBridge Variable Small Cap Growth
BHFTII Brighthouse/Wellington Core Equity                    Division
   Opportunities Division (a)                              LMPVIT Western Asset Core Plus Division
BHFTII Frontier Mid Cap Growth Division (a)                Morgan Stanley VIF Global Infrastructure Division
BHFTII Jennison Growth Division (a)                        Oppenheimer Global Multi-Alternatives Fund/VA
BHFTII Loomis Sayles Small Cap Core Division (a)             Division (b)
BHFTII Loomis Sayles Small Cap Growth Division (a)         PIMCO VIT CommodityRealReturn Strategy Division
BHFTII MetLife Aggregate Bond Index Division (a)           PIMCO VIT Emerging Markets Bond Division
BHFTII MetLife Mid Cap Stock Index Division (a)            PIMCO VIT Unconstrained Bond Division
BHFTII MetLife MSCI EAFE Index Division (a)                TAP 1919 Variable Socially Responsive Balanced Division
BHFTII MetLife Russell 2000 Index Division (a)

(a) This Division invests in two or more share classes within the underlying fund, series, or portfolio of the Trusts.
(b) This Division began operations during the year ended December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES


The following Division ceased operations during the year ended December 31, 2017:

LMPVET EnTrustPermal Alternative Select VIT Division
VanEck VIP Long/Short Equity Index Division

The operations of the Divisions were affected by the following changes that occurred during the year ended December 31, 2017:

TRUST NAME CHANGES:

Former Trust                                                New Trust

Met Investors Series Trust (MIST)                           Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                              Brighthouse Funds Trust II (BHFTII)
The Universal Institutional Funds, Inc.                     Morgan Stanley Variable Insurance Fund, Inc.

NAME CHANGES:

Former Name                                               New Name

(BHFTI) Goldman Sachs Mid Cap Value Portfolio             (BHFTI) Wells Capital Management Mid Cap Value
                                                            Portfolio
(BHFTI) Invesco Mid Cap Value Portfolio                   (BHFTI) Victory Sycamore Mid Cap Value Portfolio
(BHFTI) Pyramis Managed Risk Portfolio                    (BHFTI) Schroeders Global Multi-Asset II Portfolio
(BHFTII) BlackRock Large Cap Value Portfolio              (BHFTII) MFS Value II Portfolio
Calvert VP SRI Mid Cap Growth Portfolio                   Calvert VP SRI Mid Cap Portfolio
Janus Aspen Enterprise Portfolio                          Janus Henderson Enterprise Portfolio
(MIST) Met/Aberdeen Emerging Markets Equity               (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                                Equity Portfolio
(MIST) Met/Artisan International Portfolio                (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio            (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                            Portfolio
(MIST) Met/Franklin Low Duration Total Return             (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                                Return Portfolio
(MIST) Met/Templeton International Bond Portfolio         (BHFTI) Brighthouse/Templeton International Bond
                                                            Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio        (BHFTI) Brighthouse/Wellington Large Cap Research
                                                            Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio             (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                    (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                  (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio             (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                 (BHFTII) Brighthouse/Artisan Mid Cap Value Portfolio
(MSF) Met/Dimensional International Small Company         (BHFTII) Brighthouse/Dimensional International
   Portfolio                                                Small Company Portfolio
(MSF) Met/Wellington Balanced Portfolio                   (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities            (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                                Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio               (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio               (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio               (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio               (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE(R) Index Portfolio                        (BHFTII) MetLife MSCI EAFE(R) Index Portfolio
(MSF) Russell 2000(R) Index Portfolio                     (BHFTII) MetLife Russell 2000(R) Index Portfolio
(MSF) Van Eck Global Natural Resources Portfolio          (BHFTII) VanEck Global Natural Resources Portfolio

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


LIQUIDATION:

EnTrustPermal Alternative Select VIT Portfolio
VanEck VIP Long/Short Equity Index Fund


4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946, INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Division's investment in shares of a fund, series or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables. The assumed investment return is between 3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


NET TRANSFERS
Funds transferred by the Contract owner into or out of Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each Contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide additional amounts at death to pay expenses that may be due upon the death of the Contract owner, unless the Contract owner is a non-natural person and then the benefit is payable upon the death of the Annuitant. This amount may not be sufficient to cover expenses that the Contract owner's heirs may have to pay.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the greater of the account balance or highest annual Contract anniversary value in the Contract or the greater of the account balance, annual increase amount or highest annual Contract anniversary value in the Contract.

      Preservation and Growth -- For an additional charge, the Company will guarantee at a future date the Account Value (adjusted for withdrawals) will not be less than your initial Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017.

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.00% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                              0.10% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                    1.15% - 1.80%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract. The range of the effective rates disclosed above excludes any waivers granted to certain Divisions.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES -- (CONCLUDED)


The following optional rider charges paid to the Company are charged at each Contract anniversary date through the redemption of units, which are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Divisions:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the Contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the amount of the death benefit will be the greater of the account value or the death benefit base.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.90%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 0.55%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

A Contract administrative charge which ranges from $0 to $30 is assessed on an annual basis for Contracts with a value of less than $50,000, which may be waived if the Contract reaches a certain asset size or under certain circumstances. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a Contract year or, for certain contracts.

In addition, certain Contracts impose a surrender charge of 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2017 and 2016.


6.  CHANGE IN PRESENTATION


The following Divisions (Variable B Division and Variable C Division) only invest in BHFTI Brighthouse Wellington Large Cap Research Division. Previously, the financial information of Variable B Division and Variable C Division were presented separately. Financial information of Variable B Division and Variable C Division are now presented in the financial results of the BHFTI Brighthouse Wellington Large Cap Research Division.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                     AS OF DECEMBER 31, 2017                DECEMBER 31, 2017
                                                                 -------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)    FROM SALES ($)
                                                                 -------------    --------------    --------------    --------------
     American Funds Bond Division..............................      8,301,426        91,152,370         8,906,830        12,743,111
     American Funds Global Growth Division.....................         12,359           305,092            65,149           355,521
     American Funds Global Small Capitalization Division.......     20,289,038       419,649,551         4,225,504        71,337,252
     American Funds Growth Division............................     13,854,502       814,546,907       111,390,880       155,045,334
     American Funds Growth-Income Division.....................     17,015,828       662,025,785        69,278,091       124,666,475
     BHFTI AB Global Dynamic Allocation Division...............    130,254,278     1,349,159,609        24,187,721       166,858,076
     BHFTI Allianz Global Investors Dynamic Multi-Asset Plus
        Division...............................................      6,688,052        70,682,652         4,357,166         9,012,075
     BHFTI American Funds Balanced Allocation Division.........     86,825,603       812,343,268        75,909,976        92,049,079
     BHFTI American Funds Growth Allocation Division...........     46,740,190       409,740,229        51,499,045        48,663,712
     BHFTI American Funds Growth Division......................     35,386,361       323,358,191        44,071,547        73,262,109
     BHFTI American Funds Moderate Allocation Division.........     92,461,077       866,859,580        67,035,382       119,295,249
     BHFTI AQR Global Risk Balanced Division...................    131,874,603     1,393,941,577        80,955,560       147,002,222
     BHFTI BlackRock Global Tactical Strategies Division.......    187,228,875     1,860,362,801        38,409,188       211,649,927
     BHFTI BlackRock High Yield Division.......................         53,311           402,350           164,592            89,756
     BHFTI Brighthouse Asset Allocation 100 Division...........     18,714,759       213,489,976        26,356,608        28,895,806
     BHFTI Brighthouse Balanced Plus Division..................    324,889,777     3,441,080,385       266,681,508       254,646,331
     BHFTI Brighthouse Small Cap Value Division................      1,175,255        17,289,316         2,225,505         2,415,873
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
        Division...............................................      5,165,664        50,018,322         2,884,742         9,406,930
     BHFTI Brighthouse/Artisan International Division..........            251             2,509               163               708
     BHFTI Brighthouse/Eaton Vance Floating Rate Division......      2,884,680        29,671,626         7,173,848         3,973,400
     BHFTI Brighthouse/Franklin Low Duration Total Return
        Division...............................................      8,783,065        86,537,629        13,605,498        11,574,134
     BHFTI Brighthouse/Templeton International Bond Division...        747,974         8,408,290           540,436           891,379
     BHFTI Brighthouse/Wellington Large Cap Research
        Division...............................................     47,845,660       537,882,166        37,304,462        89,129,190
     BHFTI Clarion Global Real Estate Division.................     17,606,184       219,435,151        11,880,346        28,397,480
     BHFTI ClearBridge Aggressive Growth Division..............     31,952,931       413,184,915        13,544,728        88,139,463
     BHFTI Harris Oakmark International Division...............     33,413,753       471,177,586        20,104,115        92,667,594
     BHFTI Invesco Balanced-Risk Allocation Division...........     54,139,215       554,934,538        82,530,968        51,936,484
     BHFTI Invesco Comstock Division...........................          2,944            42,886            39,343            10,543
     BHFTI Invesco Small Cap Growth Division...................      3,876,458        54,986,901         9,771,601        10,959,108
     BHFTI JPMorgan Core Bond Division.........................      9,307,218        97,299,460         6,475,642         8,908,693
     BHFTI JPMorgan Global Active Allocation Division..........     69,155,773       757,241,781        22,164,427        79,334,147
     BHFTI JPMorgan Small Cap Value Division...................      1,413,793        21,189,878         3,053,478         4,220,978
     BHFTI Loomis Sayles Global Markets Division...............      6,920,606        93,550,821         6,114,264        22,852,063
     BHFTI MetLife Multi-Index Targeted Risk Division..........     72,865,348       846,047,309        46,648,532        76,317,433
     BHFTI MFS Research International Division.................     15,923,782       176,833,140         7,114,168        35,509,658
     BHFTI Morgan Stanley Mid Cap Growth Division..............     17,012,494       186,626,092        12,279,816        45,055,152
     BHFTI Oppenheimer Global Equity Division..................     10,856,639       174,171,065         9,454,993        47,185,780
     BHFTI PanAgora Global Diversified Risk Division...........      8,209,365        86,382,550        21,673,634        16,935,089
     BHFTI PIMCO Inflation Protected Bond Division.............     43,153,253       469,689,656        20,936,841        38,907,765
     BHFTI PIMCO Total Return Division.........................     79,783,938       937,818,373        42,250,836        80,015,704
     BHFTI Pyramis Government Income Division..................     43,481,999       469,084,559        15,364,122        70,534,744
     BHFTI Schroders Global Multi-Asset Division...............     43,799,685       485,559,958        16,336,707        48,053,370
     BHFTI Schroders Global Multi-Asset II Division............     32,747,512       362,654,057        19,180,795        29,468,404
     BHFTI SSGA Growth and Income ETF Division.................     70,008,959       767,214,929        28,839,428       125,487,676
     BHFTI SSGA Growth ETF Division............................     12,287,750       136,203,113         9,573,545        19,977,975
     BHFTI T. Rowe Price Large Cap Value Division..............         16,460           546,914           193,931            82,873
     BHFTI T. Rowe Price Mid Cap Growth Division...............     45,255,177       433,123,131        55,295,554        65,270,205
     BHFTI TCW Core Fixed Income Division......................         25,065           255,791            29,878            95,879
     BHFTI Victory Sycamore Mid Cap Value Division.............     20,592,908       358,591,025        11,559,196        53,699,728
     BHFTI Wells Capital Management Mid Cap Value Division.....         27,054           319,847            18,930            31,432
     BHFTII Baillie Gifford International Stock Division.......     10,488,701       112,706,411         3,742,670        22,275,026

(a)  For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                 -------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)    FROM SALES ($)
                                                                 -------------     -------------    --------------    --------------
     BHFTII BlackRock Bond Income Division.....................      4,314,455       460,423,296       29,356,175         48,142,760
     BHFTII BlackRock Capital Appreciation Division............      4,460,830       125,174,272       11,277,392         32,481,009
     BHFTII BlackRock Ultra-Short Term Bond Division...........        560,284        56,072,865       12,365,662         16,400,562
     BHFTII Brighthouse Asset Allocation 20 Division...........     37,438,698       409,956,277       24,509,515         74,249,282
     BHFTII Brighthouse Asset Allocation 40 Division...........     97,721,687     1,075,108,344       68,438,547        184,616,525
     BHFTII Brighthouse Asset Allocation 60 Division...........    310,511,372     3,436,623,917      240,497,010        506,034,142
     BHFTII Brighthouse Asset Allocation 80 Division...........    136,308,558     1,577,478,005      146,181,148        218,916,254
     BHFTII Brighthouse/Artisan Mid Cap Value Division.........        892,605       192,435,810        6,171,405         38,636,490
     BHFTII Brighthouse/Dimensional International Small
       Company Division........................................        630,481         8,792,980        1,482,866          2,009,390
     BHFTII Brighthouse/Wellington Balanced Division...........     29,962,192       512,753,862       29,862,558         66,678,743
     BHFTII Brighthouse/Wellington Core Equity
       Opportunities Division..................................     17,848,583       523,556,295       31,469,347         84,687,098
     BHFTII Frontier Mid Cap Growth Division...................     13,453,235       352,675,905       15,225,835         59,575,606
     BHFTII Jennison Growth Division...........................     12,203,243       162,450,479       28,698,171         36,898,281
     BHFTII Loomis Sayles Small Cap Core Division..............        659,209       153,669,597       19,115,390         27,840,549
     BHFTII Loomis Sayles Small Cap Growth Division............      3,786,109        45,078,816        7,429,666         10,988,114
     BHFTII MetLife Aggregate Bond Index Division..............    105,191,745     1,137,660,056       75,233,955        100,040,194
     BHFTII MetLife Mid Cap Stock Index Division...............     28,977,413       421,534,202       54,351,509         72,240,125
     BHFTII MetLife MSCI EAFE Index Division...................     36,629,857       429,348,692       19,496,486         84,466,016
     BHFTII MetLife Russell 2000 Index Division................     17,265,446       257,241,032       35,167,191         47,398,059
     BHFTII MetLife Stock Index Division.......................     60,783,781     2,000,152,329      158,852,044        399,397,809
     BHFTII MFS Total Return Division..........................        827,654       120,675,456       15,721,237         22,735,347
     BHFTII MFS Value Division.................................     31,783,692       465,383,226       48,342,587         74,261,354
     BHFTII MFS Value II Division..............................     27,169,515       265,660,156       18,618,361         38,378,129
     BHFTII Neuberger Berman Genesis Division..................     13,996,222       217,705,946       29,872,813         40,804,666
     BHFTII T. Rowe Price Large Cap Growth Division............     24,366,421       462,301,533       60,007,107         67,745,124
     BHFTII T. Rowe Price Small Cap Growth Division............     19,636,718       335,987,609       41,947,390         50,365,437
     BHFTII Van Eck Global Natural Resources Division..........      3,479,913        40,899,464        6,265,590          4,815,634
     BHFTII Western Asset Management Strategic Bond
       Opportunities Division..................................     37,159,410       477,271,414       30,123,062         72,624,375
     BHFTII Western Asset Management U.S. Government
       Division................................................     13,766,158       165,159,478       13,282,991         19,816,827
     BlackRock Global Allocation V.I. Division.................          6,488            94,584           54,936            528,507
     Calvert VP SRI Balanced Division..........................     23,259,823        44,626,507        2,619,473          7,703,828
     Calvert VP SRI Mid Cap Division...........................        273,639         8,147,972          517,094          2,874,621
     Delaware VIP Small Cap Value Division.....................            515            18,331            9,562             23,696
     Fidelity VIP Contrafund Division..........................         21,747           680,698          158,505            695,596
     Fidelity VIP Equity-Income Division.......................      3,279,197        71,619,582        3,688,332         12,668,659
     Fidelity VIP Freedom 2020 Division........................         90,047         1,142,155          534,808          1,132,076
     Fidelity VIP Freedom 2025 Division........................         56,327           733,549          603,047          1,387,821
     Fidelity VIP Freedom 2030 Division........................        206,930         2,649,430        2,164,924          1,702,066
     Fidelity VIP Freedom 2040 Division........................         24,687           462,156          377,139            102,279
     Fidelity VIP Freedom 2050 Division........................         13,060           220,390          186,101            114,828
     Fidelity VIP FundsManager 50% Division....................     23,350,987       276,881,040        6,497,258         23,470,031
     Fidelity VIP FundsManager 60% Division....................     22,957,902       234,641,926        9,100,653         44,949,037
     Fidelity VIP Government Money Market Division.............      5,009,176         5,009,177        1,845,117          2,958,164
     Fidelity VIP Growth Division..............................      1,332,044        58,548,003        8,000,908         13,964,262
     Fidelity VIP Investment Grade Bond Division...............        799,993        10,263,981          987,973          3,281,245
     Fidelity VIP Mid Cap Division.............................         17,911           554,157           73,565            134,207
     FTVIPT Templeton Developing Markets VIP Division..........         14,947           110,874           41,670            171,718
     FTVIPT Templeton Foreign VIP Division.....................             47               674            2,573              3,457
     Ivy VIP Asset Strategy Division...........................            302             3,069              115                347
     Janus Henderson Enterprise Division.......................          2,247           126,033           26,533            162,108
     LMPVET ClearBridge Variable Appreciation Division.........          1,154            42,484           11,747                918

(a)  For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                  ------------------------------     -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------     -------------    --------------
     LMPVET ClearBridge Variable Dividend Strategy
       Division.................................................          3,487           55,820             4,227            11,383
     LMPVET ClearBridge Variable Large Cap Growth
       Division.................................................         20,665          450,768           121,953           403,536
     LMPVET ClearBridge Variable Small Cap Growth
       Division.................................................          1,058           22,207             5,602            25,929
     LMPVIT Western Asset Core Plus Division....................         18,166          106,635            60,787           124,734
     Morgan Stanley VIF Global Infrastructure Division..........          7,853           62,057            18,369             9,834
     Oppenheimer Global Multi-Alternatives Fund/VA
       Division (a).............................................          1,601           15,807            15,913               106
     PIMCO VIT CommodityRealReturn Strategy Division............          7,007           54,650            20,930            16,652
     PIMCO VIT Emerging Markets Bond Division...................          5,406           69,131            18,388            33,919
     PIMCO VIT Unconstrained Bond Division......................         11,485          115,762            10,890             5,537
     TAP 1919 Variable Socially Responsive Balanced Division....            865           23,643            20,553             5,103

(a)  For the period April 28, 2017 to December 31, 2017.

This page is intentionally left blank.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                         AMERICAN FUNDS                  AMERICAN FUNDS
                                        AMERICAN FUNDS BOND               GLOBAL GROWTH            GLOBAL SMALL CAPITALIZATION
                                             DIVISION                       DIVISION                        DIVISION
                                   -----------------------------  -----------------------------  ------------------------------
                                       2017            2016            2017         2016 (a)          2017            2016
                                   -------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........      5,189,712       5,343,073        124,565              --      12,941,976      14,155,887
Units issued and transferred
   from other funding options....        765,011       1,067,373         15,891         128,623         650,457       1,217,864
Units redeemed and transferred to
   other funding options.........    (1,070,541)     (1,220,734)       (75,828)         (4,058)     (2,175,079)     (2,431,775)
                                   -------------  --------------  -------------  --------------  --------------  --------------
Units end of year................      4,884,182       5,189,712         64,628         124,565      11,417,354      12,941,976
                                   =============  ==============  =============  ==============  ==============  ==============


                                                                           AMERICAN FUNDS                  BHFTI AB GLOBAL
                                       AMERICAN FUNDS GROWTH                GROWTH-INCOME                DYNAMIC ALLOCATION
                                             DIVISION                         DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       3,811,794       4,232,055       4,507,518       4,944,457     127,172,700     130,172,083
Units issued and transferred
   from other funding options....         204,460         288,897         232,771         397,936       2,114,307       8,951,455
Units redeemed and transferred to
   other funding options.........       (651,425)       (709,158)       (781,458)       (834,875)    (13,096,869)    (11,950,838)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       3,364,829       3,811,794       3,958,831       4,507,518     116,190,138     127,172,700
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                    BHFTI ALLIANZ GLOBAL INVESTORS       BHFTI AMERICAN FUNDS           BHFTI AMERICAN FUNDS
                                       DYNAMIC MULTI-ASSET PLUS           BALANCED ALLOCATION             GROWTH ALLOCATION
                                               DIVISION                        DIVISION                       DIVISION
                                   --------------------------------  -----------------------------  ------------------------------
                                         2017            2016             2017            2016           2017            2016
                                    --------------  --------------   --------------  -------------  --------------  --------------

Units beginning of year..........       72,586,643      56,051,809       62,532,762     62,147,594      30,410,462      31,243,407
Units issued and transferred
   from other funding options....        6,240,343      25,986,665        4,094,865      6,902,314       2,567,687       3,539,074
Units redeemed and transferred to
   other funding options.........     (10,691,348)     (9,451,831)      (8,542,066)    (6,517,146)     (4,221,120)     (4,372,019)
                                    --------------  --------------   --------------  -------------  --------------  --------------
Units end of year................       68,135,638      72,586,643       58,085,561     62,532,762      28,757,029      30,410,462
                                    ==============  ==============   ==============  =============  ==============  ==============


                                          BHFTI AMERICAN                 BHFTI AMERICAN                    BHFTI AQR
                                           FUNDS GROWTH             FUNDS MODERATE ALLOCATION        GLOBAL RISK BALANCED
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  ------------------------------
                                        2017           2016            2017           2016            2017            2016
                                   -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........     23,833,859      25,483,182      70,805,087     73,866,251     115,858,295     126,093,556
Units issued and transferred
   from other funding options....      1,155,011       2,394,214       2,514,467      5,455,439       2,731,189       4,757,578
Units redeemed and transferred to
   other funding options.........    (4,885,604)     (4,043,537)     (9,756,104)    (8,516,603)    (14,354,979)    (14,992,839)
                                   -------------  --------------  --------------  -------------  --------------  --------------
Units end of year................     20,103,266      23,833,859      63,563,450     70,805,087     104,234,505     115,858,295
                                   =============  ==============  ==============  =============  ==============  ==============

                                           BHFTI BLACKROCK                                                BHFTI BRIGHTHOUSE
                                     GLOBAL TACTICAL STRATEGIES     BHFTI BLACKROCK HIGH YIELD          ASSET ALLOCATION 100
                                              DIVISION                       DIVISION                         DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........     166,138,266     172,629,165          35,582          13,360      11,416,804      11,824,914
Units issued and transferred
   from other funding options....       2,583,581       9,764,784          13,749          26,711       1,016,487       1,315,216
Units redeemed and transferred to
   other funding options.........    (17,281,168)    (16,255,683)        (15,716)         (4,489)     (1,645,582)     (1,723,326)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................     151,440,679     166,138,266          33,615          35,582      10,787,709      11,416,804
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                          BHFTI BRIGHTHOUSE              BHFTI BRIGHTHOUSE           BHFTI BRIGHTHOUSE/ABERDEEN
                                            BALANCED PLUS                 SMALL CAP VALUE              EMERGING MARKETS EQUITY
                                              DIVISION                       DIVISION                         DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........     267,191,129     269,246,848         648,258         655,473       5,375,922       5,630,392
Units issued and transferred
   from other funding options....      14,067,221      23,974,902          84,989         116,671         650,264       1,039,366
Units redeemed and transferred to
   other funding options.........    (26,775,890)    (26,030,621)       (121,782)       (123,886)     (1,244,323)     (1,293,836)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................     254,482,460     267,191,129         611,465         648,258       4,781,863       5,375,922
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                      BHFTI BRIGHTHOUSE/ARTISAN        BHFTI BRIGHTHOUSE/EATON      BHFTI BRIGHTHOUSE/FRANKLIN
                                            INTERNATIONAL                VANCE FLOATING RATE         LOW DURATION TOTAL RETURN
                                              DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........             313             308       2,268,533       1,831,052       8,173,168       8,644,210
Units issued and transferred
   from other funding options....              15              53         698,790         860,509       2,165,265       1,957,332
Units redeemed and transferred to
   other funding options.........            (72)            (48)       (478,175)       (423,028)     (1,977,409)     (2,428,374)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................             256             313       2,489,148       2,268,533       8,361,024       8,173,168
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                    BHFTI BRIGHTHOUSE/TEMPLETON    BHFTI BRIGHTHOUSE/WELLINGTON             BHFTI CLARION
                                        INTERNATIONAL BOND              LARGE CAP RESEARCH               GLOBAL REAL ESTATE
                                             DIVISION                        DIVISION                         DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017          2016 (b)          2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........         610,154         611,605      12,937,320      14,241,297      12,014,777      12,591,472
Units issued and transferred
   from other funding options....          76,636         100,772         333,691         529,530       1,068,135       1,659,527
Units redeemed and transferred to
   other funding options.........        (96,994)       (102,223)     (1,758,073)     (1,833,507)     (2,207,560)     (2,236,222)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         589,796         610,154      11,512,938      12,937,320      10,875,352      12,014,777
                                   ==============  ==============  ==============  ==============  ==============  ==============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                          BHFTI CLEARBRIDGE             BHFTI HARRIS OAKMARK                BHFTI INVESCO
                                          AGGRESSIVE GROWTH                 INTERNATIONAL             BALANCED-RISK ALLOCATION
                                              DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      34,182,457      38,732,875      19,261,195      20,998,453     454,902,610     436,683,517
Units issued and transferred
   from other funding options....       2,400,788       4,237,249       1,630,199       2,786,258      59,335,497      73,116,622
Units redeemed and transferred to
   other funding options.........     (6,833,280)     (8,787,667)     (4,087,509)     (4,523,516)    (68,549,368)    (54,897,529)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      29,749,965      34,182,457      16,803,885      19,261,195     445,688,739     454,902,610
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                                                            BHFTI INVESCO
                                       BHFTI INVESCO COMSTOCK             SMALL CAP GROWTH            BHFTI JPMORGAN CORE BOND
                                              DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........           7,061             549       1,830,196       1,959,481       8,737,449       8,785,778
Units issued and transferred
   from other funding options....          10,322           6,845         228,994         409,910       1,370,016       1,878,876
Units redeemed and transferred to
   other funding options.........         (7,004)           (333)       (443,306)       (539,195)     (1,685,504)     (1,927,205)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................          10,379           7,061       1,615,884       1,830,196       8,421,961       8,737,449
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                          BHFTI JPMORGAN                  BHFTI JPMORGAN               BHFTI LOOMIS SAYLES
                                     GLOBAL ACTIVE ALLOCATION             SMALL CAP VALUE                GLOBAL MARKETS
                                             DIVISION                        DIVISION                       DIVISION
                                   -----------------------------  ------------------------------  -----------------------------
                                       2017            2016            2017            2016           2017            2016
                                   -------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year..........    658,264,125     631,444,568       1,149,179       1,050,675      6,761,244       6,737,799
Units issued and transferred
   from other funding options....     25,194,411      98,187,704         197,683         354,143        592,870       1,475,089
Units redeemed and transferred to
   other funding options.........   (76,822,208)    (71,368,147)       (310,228)       (255,639)    (1,473,325)     (1,451,644)
                                   -------------  --------------  --------------  --------------  -------------  --------------
Units end of year................    606,636,328     658,264,125       1,036,634       1,149,179      5,880,789       6,761,244
                                   =============  ==============  ==============  ==============  =============  ==============


                                           BHFTI METLIFE                    BHFTI MFS                BHFTI MORGAN STANLEY
                                     MULTI-INDEX TARGETED RISK       RESEARCH INTERNATIONAL             MID CAP GROWTH
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017            2016           2017            2016
                                   --------------  -------------  --------------  -------------  --------------  -------------

Units beginning of year..........     733,282,833    650,031,968      13,120,940     14,035,549      14,691,729     15,711,674
Units issued and transferred
   from other funding options....      42,539,347    167,934,726         700,417      1,326,847       1,352,701      1,343,773
Units redeemed and transferred to
   other funding options.........    (86,134,445)   (84,683,861)     (2,487,814)    (2,241,456)     (2,664,118)    (2,363,718)
                                   --------------  -------------  --------------  -------------  --------------  -------------
Units end of year................     689,687,735    733,282,833      11,333,543     13,120,940      13,380,312     14,691,729
                                   ==============  =============  ==============  =============  ==============  =============

                                         BHFTI OPPENHEIMER               BHFTI PANAGORA                    BHFTI PIMCO
                                           GLOBAL EQUITY             GLOBAL DIVERSIFIED RISK        INFLATION PROTECTED BOND
                                             DIVISION                       DIVISION                        DIVISION
                                   -----------------------------  -----------------------------  ------------------------------
                                        2017            2016           2017           2016            2017            2016
                                   --------------  -------------  --------------  -------------  --------------  --------------

Units beginning of year..........      16,415,762     15,876,834      74,593,960     27,943,566      29,444,296      31,458,298
Units issued and transferred
   from other funding options....       3,138,908      4,038,270      28,348,135     58,667,086       3,946,131       3,756,976
Units redeemed and transferred to
   other funding options.........     (3,778,596)    (3,499,342)    (22,166,429)   (12,016,692)     (5,244,717)     (5,770,978)
                                   --------------  -------------  --------------  -------------  --------------  --------------
Units end of year................      15,776,074     16,415,762      80,775,666     74,593,960      28,145,710      29,444,296
                                   ==============  =============  ==============  =============  ==============  ==============


                                                                            BHFTI PYRAMIS                 BHFTI SCHRODERS
                                      BHFTI PIMCO TOTAL RETURN            GOVERNMENT INCOME             GLOBAL MULTI-ASSET
                                              DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  ------------------------------  -----------------------------
                                        2017            2016            2017            2016           2017            2016
                                   --------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year..........      52,424,443      56,338,885      47,006,535      46,949,292    424,763,788     411,432,972
Units issued and transferred
   from other funding options....       5,919,475       6,625,280       2,754,429       8,526,954     17,227,523      57,575,146
Units redeemed and transferred to
   other funding options.........     (8,902,148)    (10,539,722)     (8,195,216)     (8,469,711)   (46,732,899)    (44,244,330)
                                   --------------  --------------  --------------  --------------  -------------  --------------
Units end of year................      49,441,770      52,424,443      41,565,748      47,006,535    395,258,412     424,763,788
                                   ==============  ==============  ==============  ==============  =============  ==============

                                          BHFTI SCHRODERS                  BHFTI SSGA
                                       GLOBAL MULTI-ASSET II          GROWTH AND INCOME ETF          BHFTI SSGA GROWTH ETF
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016           2017            2016
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........     32,392,292      27,478,865      55,792,678     59,547,628      9,414,590      10,147,586
Units issued and transferred
   from other funding options....      3,474,394       8,463,714       1,427,147      2,970,647        542,921         857,054
Units redeemed and transferred to
   other funding options.........    (4,262,918)     (3,550,287)     (8,025,972)    (6,725,597)    (1,332,783)     (1,590,050)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................     31,603,768      32,392,292      49,193,853     55,792,678      8,624,728       9,414,590
                                   =============  ==============  ==============  =============  =============  ==============


                                        BHFTI T. ROWE PRICE             BHFTI T. ROWE PRICE                 BHFTI TCW
                                          LARGE CAP VALUE                 MID CAP GROWTH                CORE FIXED INCOME
                                             DIVISION                        DIVISION                       DIVISION
                                   -----------------------------  ------------------------------  -----------------------------
                                        2017            2016           2017            2016            2017           2016
                                   --------------  -------------  --------------  --------------  --------------  -------------

Units beginning of year..........          22,303          1,871      23,983,678      25,470,150          31,998          2,096
Units issued and transferred
   from other funding options....           5,544         22,825       2,390,090       4,072,706           2,533         31,829
Units redeemed and transferred to
   other funding options.........         (4,751)        (2,393)     (4,605,277)     (5,559,178)         (9,257)        (1,927)
                                   --------------  -------------  --------------  --------------  --------------  -------------
Units end of year................          23,096         22,303      21,768,491      23,983,678          25,274         31,998
                                   ==============  =============  ==============  ==============  ==============  =============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                      BHFTI VICTORY SYCAMORE           BHFTI WELLS CAPITAL            BHFTII BAILLIE GIFFORD
                                           MID CAP VALUE            MANAGEMENT MID CAP VALUE            INTERNATIONAL STOCK
                                             DIVISION                       DIVISION                         DIVISION
                                   -----------------------------  ------------------------------  ------------------------------
                                        2017           2016            2017            2016            2017            2016
                                   --------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year..........      11,613,954     12,869,603          13,137           7,543       8,556,834       9,402,801
Units issued and transferred
   from other funding options....         891,549      1,089,141             616           7,290         443,472         625,397
Units redeemed and transferred to
   other funding options.........     (1,998,089)    (2,344,790)         (1,072)         (1,696)     (1,544,217)     (1,471,364)
                                   --------------  -------------  --------------  --------------  --------------  --------------
Units end of year................      10,507,414     11,613,954          12,681          13,137       7,456,089       8,556,834
                                   ==============  =============  ==============  ==============  ==============  ==============


                                              BHFTII                      BHFTII BLACKROCK                BHFTII BLACKROCK
                                       BLACKROCK BOND INCOME            CAPITAL APPRECIATION            ULTRA-SHORT TERM BOND
                                             DIVISION                         DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      10,189,467      10,737,933       5,990,155       6,648,572       4,242,132       5,220,428
Units issued and transferred
   from other funding options....       1,020,199       1,358,738         454,381         658,813       1,384,500       1,527,728
Units redeemed and transferred to
   other funding options.........     (1,714,576)     (1,907,204)     (1,129,948)     (1,317,230)     (1,549,276)     (2,506,024)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       9,495,090      10,189,467       5,314,588       5,990,155       4,077,356       4,242,132
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                         BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE
                                         ASSET ALLOCATION 20             ASSET ALLOCATION 40             ASSET ALLOCATION 60
                                              DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  -------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  ---------------

Units beginning of year..........      30,580,692      33,195,826      78,507,145      85,328,132     240,019,648      257,093,725
Units issued and transferred
   from other funding options....       1,605,137       2,795,983       2,846,825       5,134,614       6,884,662       13,720,821
Units redeemed and transferred to
   other funding options.........     (5,553,189)     (5,411,117)    (13,266,553)    (11,955,601)    (33,031,946)     (30,794,898)
                                   --------------  --------------  --------------  --------------  --------------  ---------------
Units end of year................      26,632,640      30,580,692      68,087,417      78,507,145     213,872,364      240,019,648
                                   ==============  ==============  ==============  ==============  ==============  ===============


                                                                                                               BHFTII
                                        BHFTII BRIGHTHOUSE          BHFTII BRIGHTHOUSE/ARTISAN         BRIGHTHOUSE/DIMENSIONAL
                                        ASSET ALLOCATION 80                MID CAP VALUE             INTERNATIONAL SMALL COMPANY
                                             DIVISION                        DIVISION                         DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........     108,427,987     116,127,054       5,613,562       5,928,571         396,617         383,113
Units issued and transferred
   from other funding options....       4,160,601       6,923,061         354,635         789,304          57,886         101,878
Units redeemed and transferred to
   other funding options.........    (14,349,439)    (14,622,128)     (1,084,007)     (1,104,313)       (100,857)        (88,374)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      98,239,149     108,427,987       4,884,190       5,613,562         353,646         396,617
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                   BHFTII BRIGHTHOUSE/WELLINGTON    BHFTII BRIGHTHOUSE/WELLINGTON              BHFTII
                                             BALANCED                 CORE EQUITY OPPORTUNITIES        FRONTIER MID CAP GROWTH
                                             DIVISION                         DIVISION                        DIVISION
                                   ------------------------------  -------------------------------  ------------------------------
                                        2017            2016            2017            2016             2017            2016
                                   --------------  --------------  --------------  --------------   --------------  --------------

Units beginning of year..........      11,309,419      12,350,663      12,871,913      14,083,686        7,660,214       8,386,483
Units issued and transferred
   from other funding options....         355,054         473,788         440,785         978,018          287,763         387,278
Units redeemed and transferred to
   other funding options.........     (1,327,911)     (1,515,032)     (2,056,457)     (2,189,791)      (1,026,134)     (1,113,547)
                                   --------------  --------------  --------------  --------------   --------------  --------------
Units end of year................      10,336,562      11,309,419      11,256,241      12,871,913        6,921,843       7,660,214
                                   ==============  ==============  ==============  ==============   ==============  ==============


                                                                      BHFTII LOOMIS SAYLES             BHFTII LOOMIS SAYLES
                                      BHFTII JENNISON GROWTH             SMALL CAP CORE                  SMALL CAP GROWTH
                                             DIVISION                       DIVISION                         DIVISION
                                   -----------------------------  ------------------------------  ------------------------------
                                        2017           2016            2017            2016            2017            2016
                                   -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........     16,378,562      17,957,908       4,342,911       4,874,168       2,721,567       3,053,307
Units issued and transferred
   from other funding options....      2,774,059       3,428,660         309,418         305,770         350,340         337,655
Units redeemed and transferred to
   other funding options.........    (4,205,793)     (5,008,006)       (789,629)       (837,027)       (603,440)       (669,395)
                                   -------------  --------------  --------------  --------------  --------------  --------------
Units end of year................     14,946,828      16,378,562       3,862,700       4,342,911       2,468,467       2,721,567
                                   =============  ==============  ==============  ==============  ==============  ==============

                                      BHFTII METLIFE AGGREGATE             BHFTII METLIFE                  BHFTII METLIFE
                                             BOND INDEX                  MID CAP STOCK INDEX               MSCI EAFE INDEX
                                              DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      67,082,177      68,245,879      17,710,513      19,052,817      34,611,269      34,877,903
Units issued and transferred
   from other funding options....       8,681,776      11,328,739       1,661,104       2,351,053       2,000,862       4,902,732
Units redeemed and transferred to
   other funding options.........    (11,189,082)    (12,492,441)     (3,305,652)     (3,693,357)     (6,483,069)     (5,169,366)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      64,574,871      67,082,177      16,065,965      17,710,513      30,129,062      34,611,269
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                          BHFTII METLIFE
                                        RUSSELL 2000 INDEX          BHFTII METLIFE STOCK INDEX       BHFTII MFS TOTAL RETURN
                                             DIVISION                        DIVISION                       DIVISION
                                   -----------------------------  ------------------------------  -----------------------------
                                        2017           2016            2017            2016            2017           2016
                                   -------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year..........     11,262,895      12,012,694      41,650,103      45,195,410      4,213,037       4,556,651
Units issued and transferred
   from other funding options....      1,402,837       1,834,646       2,270,070       3,517,849        249,028         425,147
Units redeemed and transferred to
   other funding options.........    (2,205,881)     (2,584,445)     (6,614,116)     (7,063,156)      (683,699)       (768,761)
                                   -------------  --------------  --------------  --------------  -------------  --------------
Units end of year................     10,459,851      11,262,895      37,306,057      41,650,103      3,778,366       4,213,037
                                   =============  ==============  ==============  ==============  =============  ==============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                                                              BHFTII
                                          BHFTII MFS VALUE               BHFTII MFS VALUE II         NEUBERGER BERMAN GENESIS
                                              DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  ------------------------------  -----------------------------
                                        2017            2016            2017            2016           2017            2016
                                   --------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year..........      23,336,266      24,529,013      13,722,798      14,658,312     11,028,717      12,205,331
Units issued and transferred
   from other funding options....       1,568,234       3,264,340       1,798,783       2,417,659        563,212         671,353
Units redeemed and transferred to
   other funding options.........     (4,227,162)     (4,457,087)     (2,939,365)     (3,353,173)    (1,763,910)     (1,847,967)
                                   --------------  --------------  --------------  --------------  -------------  --------------
Units end of year................      20,677,338      23,336,266      12,582,216      13,722,798      9,828,019      11,028,717
                                   ==============  ==============  ==============  ==============  =============  ==============


                                        BHFTII T. ROWE PRICE           BHFTII T. ROWE PRICE               BHFTII VAN ECK
                                          LARGE CAP GROWTH               SMALL CAP GROWTH            GLOBAL NATURAL RESOURCES
                                              DIVISION                       DIVISION                        DIVISION
                                   ------------------------------  -----------------------------  ------------------------------
                                        2017            2016            2017           2016            2017            2016
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........      20,326,210      20,053,722      11,498,401     12,314,868       2,736,220       3,453,656
Units issued and transferred
   from other funding options....       2,808,055       5,112,945       1,160,544      1,695,965         871,443         620,109
Units redeemed and transferred to
   other funding options.........     (4,136,197)     (4,840,457)     (1,943,592)    (2,512,432)       (685,733)     (1,337,545)
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................      18,998,068      20,326,210      10,715,353     11,498,401       2,921,930       2,736,220
                                   ==============  ==============  ==============  =============  ==============  ==============

                                         BHFTII WESTERN ASSET             BHFTII WESTERN ASSET
                                       MANAGEMENT STRATEGIC BOND               MANAGEMENT                       BLACKROCK
                                             OPPORTUNITIES                   U.S. GOVERNMENT             GLOBAL ALLOCATION V.I.
                                               DIVISION                         DIVISION                        DIVISION
                                   --------------------------------  ------------------------------  ------------------------------
                                         2017            2016             2017            2016            2017            2016
                                   ---------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year..........       17,633,082        7,434,184       9,582,786      10,199,735          25,590          24,602
Units issued and transferred
   from other funding options....        1,548,493       13,465,277       1,247,608       1,413,965           2,408           1,300
Units redeemed and transferred to
   other funding options.........      (3,327,493)      (3,266,379)     (1,808,411)     (2,030,914)        (23,810)           (312)
                                   ---------------  ---------------  --------------  --------------  --------------  --------------
Units end of year................       15,854,082       17,633,082       9,021,983       9,582,786           4,188          25,590
                                   ===============  ===============  ==============  ==============  ==============  ==============




                                       CALVERT VP SRI BALANCED         CALVERT VP SRI MID CAP      DELAWARE VIP SMALL CAP VALUE
                                              DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017          2016 (a)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       1,327,240       1,430,108         186,977         227,418          25,822              --
Units issued and transferred
   from other funding options....          62,878          83,745          12,518          11,183           6,250          31,874
Units redeemed and transferred to
   other funding options.........       (203,658)       (186,613)        (53,621)        (51,624)        (17,230)         (6,052)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       1,186,460       1,327,240         145,874         186,977          14,842          25,822
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                       FIDELITY VIP CONTRAFUND         FIDELITY VIP EQUITY-INCOME
                                              DIVISION                          DIVISION
                                   -------------------------------  --------------------------------
                                        2017            2016              2017            2016
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........         161,557            2,695        2,327,096        2,619,253
Units issued and transferred
   from other funding options....          14,938          160,291           56,808           65,982
Units redeemed and transferred to
   other funding options.........        (86,831)          (1,429)        (335,539)        (358,139)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................          89,664          161,557        2,048,365        2,327,096
                                   ==============  ===============  ===============  ===============


                                      FIDELITY VIP FREEDOM 2020        FIDELITY VIP FREEDOM 2025        FIDELITY VIP FREEDOM 2030
                                              DIVISION                         DIVISION                         DIVISION
                                   -------------------------------  -------------------------------  -------------------------------
                                         2017          2016 (c)           2017          2016 (c)          2017           2016 (c)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........           98,961              --           79,781              --          115,111              --
Units issued and transferred
   from other funding options....           28,432         101,889           30,413          80,161          112,071         115,936
Units redeemed and transferred to
   other funding options.........         (64,387)         (2,928)         (71,616)           (380)         (87,533)           (825)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................           63,006          98,961           38,578          79,781          139,649         115,111
                                   ===============  ==============  ===============  ==============  ===============  ==============


                                       FIDELITY VIP FREEDOM 2040
                                               DIVISION
                                   --------------------------------
                                        2017            2016 (c)
                                   ---------------  ---------------

Units beginning of year..........            7,760               --
Units issued and transferred
   from other funding options....           14,593            8,269
Units redeemed and transferred to
   other funding options.........          (3,934)            (509)
                                   ---------------  ---------------
Units end of year................           18,419            7,760
                                   ===============  ===============

                                                                              FIDELITY VIP                    FIDELITY VIP
                                       FIDELITY VIP FREEDOM 2050            FUNDSMANAGER 50%                FUNDSMANAGER 60%
                                               DIVISION                         DIVISION                        DIVISION
                                   --------------------------------  ------------------------------  ------------------------------
                                         2017          2016 (c)           2017            2016            2017            2016
                                   ---------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year..........            6,075               --      22,355,817      22,380,417      22,614,243      24,528,850
Units issued and transferred
   from other funding options....            7,180            7,018          86,412       1,194,730          26,377         183,635
Units redeemed and transferred to
   other funding options.........          (4,702)            (943)     (1,242,071)     (1,219,330)     (2,912,441)     (2,098,242)
                                   ---------------  ---------------  --------------  --------------  --------------  --------------
Units end of year................            8,553            6,075      21,200,158      22,355,817      19,728,179      22,614,243
                                   ===============  ===============  ==============  ==============  ==============  ==============


                                            FIDELITY VIP                                                   FIDELITY VIP
                                       GOVERNMENT MONEY MARKET           FIDELITY VIP GROWTH           INVESTMENT GRADE BOND
                                              DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........         379,214         554,548       1,115,679       1,266,107         365,398         424,477
Units issued and transferred
   from other funding options....         130,667       1,494,955          34,152          36,633          34,876          45,073
Units redeemed and transferred to
   other funding options.........       (198,769)     (1,670,289)       (169,563)       (187,061)       (107,154)       (104,152)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         311,112         379,214         980,268       1,115,679         293,120         365,398
                                   ==============  ==============  ==============  ==============  ==============  ==============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                         FTVIPT TEMPLETON                FTVIPT TEMPLETON
                                       FIDELITY VIP MID CAP           DEVELOPING MARKETS VIP                FOREIGN VIP
                                             DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017          2016 (a)          2017          2016 (a)          2017          2016 (a)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........          92,941              --         168,845              --             353              --
Units issued and transferred
   from other funding options....           6,610          93,268          25,811         183,316             616             494
Units redeemed and transferred to
   other funding options.........        (18,433)           (327)       (110,778)        (14,471)           (810)           (141)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................          81,118          92,941          83,878         168,845             159             353
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                                                                                         LMPVET CLEARBRIDGE
                                       IVY VIP ASSET STRATEGY        JANUS HENDERSON ENTERPRISE         VARIABLE APPRECIATION
                                              DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017          2016 (a)          2017          2016 (a)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........             183             191          31,893              --           5,096              --
Units issued and transferred
   from other funding options....               5              27           2,537          32,704           1,552           5,238
Units redeemed and transferred to
   other funding options.........            (21)            (35)        (19,121)           (811)           (162)           (142)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................             167             183          15,309          31,893           6,486           5,096
                                   ==============  ==============  ==============  ==============  ==============  ==============



                                         LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE
                                     VARIABLE DIVIDEND STRATEGY       VARIABLE LARGE CAP GROWTH       VARIABLE SMALL CAP GROWTH
                                              DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017          2016 (a)          2017          2016 (a)          2017          2016 (a)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........          52,618              --         224,143              --          12,622              --
Units issued and transferred
   from other funding options....           3,419          52,618          31,352         229,023           1,436          12,728
Units redeemed and transferred to
   other funding options.........         (9,366)              --       (123,428)         (4,880)         (7,233)           (106)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................          46,671          52,618         132,067         224,143           6,825          12,622
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                                                                                      OPPENHEIMER
                                                                                                     GLOBAL MULTI-
                                               LMPVIT                      MORGAN STANLEY            ALTERNATIVES
                                       WESTERN ASSET CORE PLUS        VIF GLOBAL INFRASTRUCTURE         FUND/VA
                                              DIVISION                        DIVISION                 DIVISION
                                   -------------------------------  ------------------------------  --------------
                                         2017          2016 (a)          2017            2016          2017 (d)
                                   ---------------  --------------  --------------  --------------  --------------

Units beginning of year..........           51,470              --           4,158           5,480              --
Units issued and transferred
   from other funding options....           19,420          54,795           1,158           1,637           1,578
Units redeemed and transferred to
   other funding options.........         (39,754)         (3,325)           (694)         (2,959)              --
                                   ---------------  --------------  --------------  --------------  --------------
Units end of year................           31,136          51,470           4,622           4,158           1,578
                                   ===============  ==============  ==============  ==============  ==============

                                        PIMCO VIT COMMODITY                 PIMCO VIT                      PIMCO VIT
                                        REALRETURN STRATEGY           EMERGING MARKETS BOND           UNCONSTRAINED BOND
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016           2017            2016
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........          6,890           6,911           8,142          7,377         11,278           6,574
Units issued and transferred
   from other funding options....          2,358           1,305           1,408         11,712            936           6,685
Units redeemed and transferred to
   other funding options.........        (2,331)         (1,326)         (3,129)       (10,947)          (398)         (1,981)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................          6,917           6,890           6,421          8,142         11,816          11,278
                                   =============  ==============  ==============  =============  =============  ==============


                                         TAP 1919 VARIABLE
                                   SOCIALLY RESPONSIVE BALANCED
                                             DIVISION
                                   -----------------------------
                                        2017           2016
                                   --------------  -------------

Units beginning of year..........           1,649            501
Units issued and transferred
   from other funding options....           3,765          1,175
Units redeemed and transferred to
   other funding options.........           (984)           (27)
                                   --------------  -------------
Units end of year................           4,430          1,649
                                   ==============  =============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund, series, or portfolio, and total return ratios for the respective stated periods in the five years ended December 31, 2017:

                                                       AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  American Funds Bond Division     2017     4,884,182     1.03 - 21.56      88,742,232
                                   2016     5,189,712     1.01 - 20.94      92,324,388
                                   2015     5,343,073     0.99 - 20.47      93,643,199
                                   2014     5,917,641    14.68 - 20.55     105,024,754
                                   2013     6,618,957    14.30 - 19.64     113,016,439

  American Funds Global Growth     2017        64,628             5.78         373,749
     Division                      2016       124,565             4.44         552,875
     (Commenced 10/31/2013
     and began transactions in 2016)

  American Funds Global Small      2017    11,417,354     4.37 - 51.69     501,546,451
     Capitalization Division       2016    12,941,976     3.53 - 41.36     458,931,633
                                   2015    14,155,887     3.51 - 40.82     497,974,630
                                   2014    15,709,137     3.56 - 41.02     552,526,997
                                   2013    16,907,172     3.54 - 40.47     588,501,415

  American Funds Growth            2017     3,364,829    1.82 - 424.27   1,071,645,690
     Division                      2016     3,811,794    1.44 - 333.19     963,320,699
                                   2015     4,232,055    1.35 - 306.61     997,764,490
                                   2014     4,789,973    1.28 - 289.09   1,071,813,826
                                   2013     5,377,037    1.20 - 268.43   1,121,813,455

  American Funds                   2017     3,958,831   20.90 - 278.86     845,856,636
     Growth-Income Division        2016     4,507,518   17.35 - 229.57     798,505,698
                                   2015     4,944,457   15.81 - 207.40     797,586,116
                                   2014     5,420,861   15.84 - 205.97     871,662,648
                                   2013     5,897,170   14.54 - 187.57     866,506,820

  BHFTI AB Global Dynamic          2017   116,190,138    13.28 - 14.20   1,634,691,183
     Allocation Division           2016   127,172,700    11.94 - 12.64   1,594,255,019
                                   2015   130,172,083    11.77 - 12.33   1,594,775,590
                                   2014   131,033,623    11.93 - 12.37   1,616,024,275
                                   2013   133,911,328    11.35 - 11.66   1,557,670,400

  BHFTI Allianz Global             2017    68,135,638      1.14 - 1.17      79,721,572
     Investors Dynamic             2016    72,586,643      1.01 - 1.03      74,463,734
     Multi-Asset Plus Division     2015    56,051,809      1.01 - 1.02      57,080,060
     (Commenced 4/28/2014)         2014    11,555,790             1.04      12,033,381

  BHFTI American Funds             2017    58,085,561     1.59 - 17.34     919,484,643
     Balanced Allocation Division  2016    62,532,762     1.38 - 14.89     854,544,975
                                   2015    62,147,594     1.29 - 13.87     802,015,862
                                   2014    62,423,987     1.32 - 14.01     823,208,734
                                   2013    63,540,868     1.26 - 13.26     799,895,152

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  American Funds Bond Division     2017      1.88         0.50 - 2.15           1.31 - 3.00
                                   2016      1.67         0.50 - 2.15           0.60 - 2.28
                                   2015      1.62         0.50 - 2.30       (2.01) - (0.37)
                                   2014      1.87         0.50 - 2.55           2.63 - 4.60
                                   2013      1.73         0.65 - 2.55       (4.62) - (2.79)

  American Funds Global Growth     2017      0.53                0.90                 30.30
     Division                      2016      1.37                0.90                (0.28)
     (Commenced 10/31/2013
     and began transactions in 2016)

  American Funds Global Small      2017      0.43         0.50 - 2.50         22.80 - 25.08
     Capitalization Division       2016      0.24         0.50 - 2.50         (0.42) - 1.44
                                   2015        --         0.50 - 2.55       (6.41) - (0.38)
                                   2014      0.12         0.50 - 2.55         (0.45) - 1.46
                                   2013      0.87         0.65 - 2.55         25.05 - 27.45

  American Funds Growth            2017      0.49         0.50 - 2.35         25.32 - 27.34
     Division                      2016      0.76         0.50 - 2.35           6.95 - 8.67
                                   2015      0.58         0.50 - 2.35           4.38 - 6.17
                                   2014      0.77         0.50 - 2.55           5.78 - 7.81
                                   2013      0.92         0.65 - 2.55         18.89 - 29.26

  American Funds                   2017      1.36         0.50 - 2.35         19.55 - 21.47
     Growth-Income Division        2016      1.46         0.50 - 2.35          8.88 - 10.69
                                   2015      1.28         0.50 - 2.55         (1.10) - 0.80
                                   2014      1.27         0.50 - 2.55           7.85 - 9.92
                                   2013      1.34         0.65 - 2.55         30.14 - 32.64

  BHFTI AB Global Dynamic          2017      1.48         1.10 - 2.10         11.26 - 12.38
     Allocation Division           2016      1.59         1.10 - 2.10           1.44 - 2.46
                                   2015      3.26         1.10 - 2.10       (1.51) - (0.52)
                                   2014      1.94         1.15 - 2.15           5.06 - 6.12
                                   2013      1.24         1.15 - 2.15           8.78 - 9.88

  BHFTI Allianz Global             2017      1.51         1.15 - 2.00         13.21 - 14.17
     Investors Dynamic             2016      0.05         1.15 - 2.00         (0.02) - 0.83
     Multi-Asset Plus Division     2015      1.82         1.15 - 2.00       (2.94) - (2.12)
     (Commenced 4/28/2014)         2014      0.87         1.15 - 2.15           3.84 - 4.55

  BHFTI American Funds             2017      1.49         0.50 - 2.10         14.44 - 16.44
     Balanced Allocation Division  2016      1.62         0.50 - 2.10           5.57 - 7.34
                                   2015      1.39         0.50 - 2.10       (2.77) - (0.97)
                                   2014      1.26         0.50 - 2.30           3.64 - 5.70
                                   2013      1.35         0.50 - 2.30         15.84 - 18.14

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI American Funds Growth        2017    28,757,029     1.67 - 17.99     479,556,343
     Allocation Division             2016    30,410,462     1.44 - 14.90     423,353,677
                                     2015    31,243,407     1.33 - 13.75     404,659,720
                                     2014    32,454,186    12.33 - 13.92     428,719,024
                                     2013    33,203,104    11.86 - 13.15     417,519,485

  BHFTI American Funds Growth        2017    20,103,266     2.01 - 20.37     395,973,373
     Division                        2016    23,833,859     1.59 - 16.08     371,921,161
                                     2015    25,483,182     1.47 - 14.88     369,229,553
                                     2014    27,479,262    12.93 - 13.92     379,282,255
                                     2013    28,606,942    12.22 - 13.01     369,736,899

  BHFTI American Funds               2017    63,563,450     1.55 - 16.10     949,575,557
     Moderate Allocation Division    2016    70,805,087     1.38 - 14.32     943,720,963
                                     2015    73,866,251    11.89 - 13.45     936,586,101
                                     2014    76,352,619    12.07 - 13.62     987,325,915
                                     2013    78,734,890    11.64 - 12.90     971,848,247

  BHFTI AQR Global Risk              2017   104,234,505    10.64 - 11.96   1,234,346,275
     Balanced Division               2016   115,858,295     9.81 - 11.01   1,265,046,973
                                     2015   126,093,556     9.12 - 10.21   1,279,345,923
                                     2014   138,096,106    10.21 - 11.40   1,568,831,639
                                     2013   152,729,567    10.79 - 11.09   1,689,296,732

  BHFTI BlackRock Global             2017   151,440,679    12.70 - 13.53   2,029,561,004
     Tactical Strategies Division    2016   166,138,266    11.44 - 12.07   1,989,443,856
                                     2015   172,629,165    11.18 - 11.69   2,004,095,320
                                     2014   173,246,218    11.38 - 11.81   2,038,618,922
                                     2013   177,074,342    10.98 - 11.28   1,991,834,922

  BHFTI BlackRock High Yield         2017        33,615     3.33 - 31.86         413,602
     Division                        2016        35,582     3.12 - 29.89         331,029
     (Commenced 12/13/2013           2015        13,360     2.76 - 26.52         172,276
     and began transactions in 2014) 2014         5,135     2.90 - 27.94          15,808

  BHFTI Brighthouse Asset            2017    10,787,709     2.14 - 40.84     248,628,040
     Allocation 100 Division         2016    11,416,804     1.76 - 33.59     218,682,416
                                     2015    11,824,914     1.63 - 31.18     214,215,734
                                     2014    12,211,757     1.68 - 32.14     230,931,939
                                     2013    12,315,616    14.47 - 30.96     228,507,697

  BHFTI Brighthouse Balanced         2017   254,482,460    14.31 - 15.35   3,869,437,236
     Plus Division                   2016   267,191,129    12.36 - 13.12   3,476,074,955
                                     2015   269,246,848    11.65 - 12.24   3,272,800,741
                                     2014   257,684,739    12.41 - 12.88   3,306,532,931
                                     2013   232,765,795    11.57 - 11.88   2,758,152,662

  BHFTI Brighthouse Small Cap        2017       611,465     3.49 - 37.18      19,791,285
     Value Division                  2016       648,258     3.15 - 33.45      18,727,164
                                     2015       655,473    22.19 - 25.61      15,330,460
                                     2014       671,658    23.82 - 27.21      16,801,002
                                     2013       677,162    23.78 - 26.89      16,848,467



                                                    FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  BHFTI American Funds Growth        2017      1.24         0.50 - 2.15        18.77 - 20.74
     Allocation Division             2016      1.31         0.50 - 2.15          6.64 - 8.42
                                     2015      1.31         0.50 - 2.30      (3.01) - (1.25)
                                     2014      1.02         0.50 - 2.30          3.97 - 5.86
                                     2013      0.99         0.50 - 2.30        22.26 - 24.48

  BHFTI American Funds Growth        2017      0.40         0.95 - 2.25        25.06 - 26.70
     Division                        2016      0.30         0.95 - 2.25          6.67 - 8.07
                                     2015      0.87         0.95 - 2.25          1.83 - 5.33
                                     2014      0.55         1.15 - 2.25          0.53 - 6.95
                                     2013      0.44         1.15 - 2.25        26.90 - 28.30

  BHFTI American Funds               2017      1.77         0.50 - 2.10        10.62 - 12.40
     Moderate Allocation Division    2016      1.91         0.50 - 2.10          4.79 - 6.48
                                     2015      1.49         0.50 - 2.10      (2.79) - (1.22)
                                     2014      1.45         0.50 - 2.30          3.68 - 5.57
                                     2013      1.64         0.50 - 2.30        10.94 - 12.95

  BHFTI AQR Global Risk              2017      1.71         1.10 - 2.10          7.53 - 8.60
     Balanced Division               2016        --         1.10 - 2.15          6.64 - 7.77
                                     2015      5.49         1.10 - 2.15     (11.50) - (4.32)
                                     2014        --         1.15 - 2.15          1.79 - 2.81
                                     2013      2.07         1.15 - 2.15      (5.45) - (4.50)

  BHFTI BlackRock Global             2017      0.67         1.10 - 2.05        11.02 - 12.07
     Tactical Strategies Division    2016      1.45         1.10 - 2.05          2.31 - 3.29
                                     2015      1.53         1.10 - 2.05      (2.14) - (1.20)
                                     2014      1.12         1.15 - 2.15          3.66 - 4.70
                                     2013      1.33         1.15 - 2.15          7.96 - 9.05

  BHFTI BlackRock High Yield         2017      5.40         0.90 - 1.60          6.05 - 7.10
     Division                        2016      5.83         0.90 - 1.60        12.17 - 13.24
     (Commenced 12/13/2013           2015      5.69         1.10 - 1.60      (5.57) - (4.84)
     and began transactions in 2014) 2014        --         0.90 - 1.15        (1.82) - 2.48

  BHFTI Brighthouse Asset            2017      1.34         0.50 - 2.05        20.45 - 22.32
     Allocation 100 Division         2016      2.39         0.50 - 2.05          6.77 - 8.43
                                     2015      1.40         0.50 - 2.05      (4.00) - (2.50)
                                     2014      0.81         0.50 - 2.05          2.96 - 4.56
                                     2013      0.59         0.50 - 2.30        16.29 - 28.86

  BHFTI Brighthouse Balanced         2017      1.55         1.10 - 2.15        15.82 - 17.04
     Plus Division                   2016      2.87         1.10 - 2.15          6.06 - 7.18
                                     2015      2.09         1.10 - 2.15      (6.13) - (5.14)
                                     2014      1.73         1.15 - 2.15          7.32 - 8.39
                                     2013      1.12         1.15 - 2.15        11.93 - 13.05

  BHFTI Brighthouse Small Cap        2017      0.91         0.50 - 1.55         9.99 - 11.14
     Value Division                  2016      1.05         0.50 - 1.55        29.24 - 30.60
                                     2015      0.09         0.50 - 1.55      (6.86) - (5.88)
                                     2014      0.04         0.50 - 1.55          0.15 - 1.21
                                     2013      0.94         0.50 - 1.55        30.41 - 31.79



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO           NET
                                             UNITS        HIGHEST ($)      ASSETS ($)
                                         ------------  ----------------  --------------
  BHFTI Brighthouse/Aberdeen       2017     4,781,863      1.32 - 12.72      58,423,937
     Emerging Markets Equity       2016     5,375,922      1.03 - 10.01      51,521,589
     Division                      2015     5,630,392       7.99 - 9.06      49,518,855
                                   2014     5,102,751      1.09 - 10.43      52,734,725
                                   2013     4,752,160     10.37 - 11.29      53,202,058

  BHFTI Brighthouse/Artisan        2017           256             10.98           2,810
     International Division        2016           313              8.47           2,647
     (Commenced 11/19/2014 and     2015           308              9.46           2,913
     began transactions in 2015)

  BHFTI Brighthouse/Eaton          2017     2,489,148     11.34 - 12.20      29,625,659
     Vance Floating Rate Division  2016     2,268,533     11.17 - 11.90      26,476,747
                                   2015     1,831,052     10.43 - 11.01      19,924,175
                                   2014     1,809,222     10.74 - 11.20      20,128,137
                                   2013     1,555,867     10.88 - 11.25      17,414,855

  BHFTI Brighthouse/Franklin       2017     8,361,024      9.56 - 10.57      83,966,094
     Low Duration Total Return     2016     8,173,168      9.63 - 10.48      82,027,391
     Division                      2015     8,644,210      9.52 - 10.22      85,200,113
                                   2014     9,626,185      9.76 - 10.33      96,688,495
                                   2013     7,621,281      9.86 - 10.27      76,708,364

  BHFTI Brighthouse/Templeton      2017       589,796     11.83 - 12.96       7,449,814
     International Bond Division   2016       610,154     12.06 - 13.07       7,790,764
                                   2015       611,605     12.19 - 13.08       7,837,819
                                   2014       617,146     12.98 - 13.62       8,355,488
                                   2013       656,394     13.09 - 13.62       8,897,037

  BHFTI                            2017    11,512,938     2.28 - 455.44     764,291,187
     Brighthouse/Wellington    2016 (a)    12,937,320     1.89 - 372.76     703,695,885
     Large Cap Research        2015 (a)    14,241,297    10.89 - 343.28     724,175,878
     Division                  2014 (a)    15,681,974    10.57 - 327.95     776,280,727
                               2013 (a)    17,016,773     9.43 - 288.01     755,010,557

  BHFTI Clarion Global Real        2017    10,875,352      2.13 - 22.47     218,280,039
     Estate Division               2016    12,014,777      1.94 - 20.39     220,012,334
                                   2015    12,591,472      1.94 - 20.32     233,288,277
                                   2014    13,729,569      1.98 - 20.71     260,956,015
                                   2013    14,902,299      2.97 - 18.38     253,186,000

  BHFTI ClearBridge                2017    29,749,965     1.75 - 392.14     575,606,365
     Aggressive Growth Division    2016    34,182,457     1.49 - 332.84     556,843,925
                                   2015    38,732,875     1.47 - 325.77     615,095,439
                                   2014    40,881,802     1.55 - 341.18     672,850,047
                                   2013    13,366,239      1.32 - 21.07     170,478,449

  BHFTI Harris Oakmark             2017    16,803,885      3.29 - 38.42     554,231,973
     International Division        2016    19,261,195      2.55 - 29.60     494,276,831
                                   2015    20,998,453      2.38 - 27.50     503,695,677
                                   2014    21,821,539      2.51 - 28.95     553,476,475
                                   2013    22,039,138      2.82 - 30.88     597,907,512



                                                  FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  BHFTI Brighthouse/Aberdeen       2017      1.09          0.90 - 2.25       25.48 - 27.44
     Emerging Markets Equity       2016      0.97          0.90 - 2.25        9.02 - 10.83
     Division                      2015      1.79          0.95 - 2.25    (15.73) - (2.68)
                                   2014      0.84          0.90 - 2.25     (8.60) - (7.07)
                                   2013      1.05          1.15 - 2.25     (7.10) - (6.07)

  BHFTI Brighthouse/Artisan        2017      1.08                 1.35               29.58
     International Division        2016      0.90                 1.35             (10.49)
     (Commenced 11/19/2014 and     2015      0.74                 1.35              (4.78)
     began transactions in 2015)

  BHFTI Brighthouse/Eaton          2017      3.78          1.10 - 2.05         1.58 - 2.55
     Vance Floating Rate Division  2016      3.80          1.10 - 2.05         7.05 - 8.07
                                   2015      3.48          1.10 - 2.05     (2.85) - (1.92)
                                   2014      3.50          1.15 - 2.05     (1.31) - (0.42)
                                   2013      3.11          1.15 - 2.05         1.73 - 2.65

  BHFTI Brighthouse/Franklin       2017      1.43          0.50 - 2.00       (0.67) - 0.83
     Low Duration Total Return     2016      2.92          0.50 - 2.00         1.09 - 2.62
     Division                      2015      3.05          0.50 - 2.00     (2.59) - (0.89)
                                   2014      2.12          0.50 - 2.05       (0.99) - 0.55
                                   2013      0.94          0.50 - 2.05       (0.89) - 0.66

  BHFTI Brighthouse/Templeton      2017        --          0.95 - 2.00     (1.84) - (0.80)
     International Bond Division   2016        --          0.95 - 2.00     (1.12) - (0.08)
                                   2015      8.18          0.95 - 2.00       (6.06) - 0.75
                                   2014      4.57          1.15 - 2.00     (2.25) - (0.02)
                                   2013      1.97          1.15 - 2.00     (0.96) - (0.12)

  BHFTI                            2017      1.05          0.00 - 2.50       19.14 - 22.18
     Brighthouse/Wellington    2016 (a)      2.40          0.00 - 2.50         5.78 - 8.59
     Large Cap Research        2015 (a)      0.91        (0.08) - 2.50         2.09 - 4.67
     Division                  2014 (a)      0.91        (0.08) - 2.50       10.89 - 13.87
                               2013 (a)      1.40          0.42 - 2.22       31.42 - 34.60

  BHFTI Clarion Global Real        2017      3.47          0.50 - 2.25        8.29 - 10.26
     Estate Division               2016      2.09          0.50 - 2.25       (1.37) - 0.50
                                   2015      3.83          0.50 - 2.25       (3.60) - 3.43
                                   2014      1.60          0.50 - 2.30        1.06 - 12.94
                                   2013      6.76          0.50 - 2.30         1.19 - 3.09

  BHFTI ClearBridge                2017      0.75          0.50 - 2.25       15.78 - 17.93
     Aggressive Growth Division    2016      0.43          0.50 - 2.25         0.40 - 2.32
                                   2015      0.25          0.50 - 2.25     (6.17) - (4.43)
                                   2014      0.07          0.50 - 2.30        1.57 - 18.35
                                   2013      0.25          0.95 - 2.30       13.14 - 44.54

  BHFTI Harris Oakmark             2017      1.64          0.50 - 2.25       27.54 - 29.94
     International Division        2016      2.14          0.50 - 2.25         5.77 - 7.73
                                   2015      3.00          0.50 - 2.25     (6.65) - (3.85)
                                   2014      2.40          0.50 - 2.30     (7.93) - (6.13)
                                   2013      2.49          0.50 - 2.30       27.52 - 29.96



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  BHFTI Invesco Balanced-Risk    2017   445,688,739       1.19 - 1.25     556,009,732
     Allocation Division         2016   454,902,610       1.10 - 1.15     522,371,527
                                 2015   436,683,517      1.01 - 10.52     454,441,516
                                 2014   416,774,221       1.08 - 1.10     458,464,882
                                 2013   411,037,657       1.04 - 1.06     433,699,152

  BHFTI Invesco Comstock         2017        10,379      1.45 - 21.80          47,958
     Division                    2016         7,061      1.24 - 18.67          14,408
     (Commenced 12/13/2013 and   2015           549     15.67 - 16.10           8,672
     began transactions in 2015)

  BHFTI Invesco Small Cap        2017     1,615,884      3.53 - 40.53      56,474,486
     Growth Division             2016     1,830,196      2.85 - 32.50      51,145,397
                                 2015     1,959,481      2.60 - 29.31      50,546,958
                                 2014     2,037,765      2.68 - 29.97      54,115,294
                                 2013     2,095,080      2.52 - 27.91      52,424,234

  BHFTI JPMorgan Core Bond       2017     8,421,961     10.01 - 11.54      95,678,197
     Division                    2016     8,737,449      9.84 - 11.30      97,321,513
                                 2015     8,785,778      9.78 - 11.19      97,049,152
                                 2014     8,518,360     10.46 - 11.26      94,969,104
                                 2013     8,259,461     10.18 - 10.84      88,832,323

  BHFTI JPMorgan Global          2017   606,636,328      1.35 - 14.32     861,680,922
     Active Allocation Division  2016   658,264,125      1.18 - 12.41     811,489,227
                                 2015   631,444,568      1.18 - 12.19     765,909,740
                                 2014   549,720,767       1.19 - 1.22     669,115,337
                                 2013   480,114,419       1.14 - 1.15     553,137,848

  BHFTI JPMorgan Small Cap       2017     1,036,634      2.62 - 24.78      24,628,939
     Value Division              2016     1,149,179      2.55 - 24.25      26,497,515
                                 2015     1,050,675      1.97 - 18.69      19,373,472
                                 2014     1,047,237     18.72 - 20.42      21,130,600
                                 2013     1,010,455     18.31 - 19.79      19,791,903

  BHFTI Loomis Sayles Global     2017     5,880,789      1.85 - 22.30     124,432,486
     Markets Division            2016     6,761,244      1.53 - 18.33     117,860,066
                                 2015     6,737,799      1.48 - 17.69     114,155,824
                                 2014     7,240,094      1.48 - 17.59     122,949,006
                                 2013     7,711,782      1.44 - 17.20     128,415,699

  BHFTI MetLife Multi-Index      2017   689,687,735      1.34 - 14.11     966,194,514
     Targeted Risk Division      2016   733,282,833      1.18 - 12.35     900,136,783
                                 2015   650,031,968      1.16 - 11.96     774,094,507
                                 2014   412,273,295       1.20 - 1.22     503,156,737
                                 2013   231,254,962       1.12 - 1.13     261,549,603

  BHFTI MFS Research             2017    11,333,543      1.94 - 22.16     202,267,389
     International Division      2016    13,120,940      1.53 - 17.41     185,265,721
                                 2015    14,035,549      1.57 - 17.69     201,136,412
                                 2014    15,153,081      1.62 - 18.13     221,624,094
                                 2013    16,065,546      1.76 - 19.62     252,471,398



                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  BHFTI Invesco Balanced-Risk    2017      3.73          1.15 - 2.10         7.72 - 8.75
     Allocation Division         2016      0.15          1.15 - 2.10        9.40 - 10.44
                                 2015      2.77          1.10 - 2.10     (6.20) - (5.25)
                                 2014        --          1.15 - 2.10         3.39 - 4.37
                                 2013        --          1.15 - 2.10       (0.26) - 0.70

  BHFTI Invesco Comstock         2017      2.63          0.90 - 1.35       16.44 - 16.97
     Division                    2016      2.45          0.90 - 1.35       15.73 - 16.25
     (Commenced 12/13/2013 and   2015      1.42          1.10 - 1.35     (7.23) - (7.00)
     began transactions in 2015)

  BHFTI Invesco Small Cap        2017        --          0.50 - 2.15       22.78 - 24.71
     Growth Division             2016        --          0.50 - 2.25        8.96 - 10.88
                                 2015        --          0.50 - 2.25     (3.90) - (2.20)
                                 2014        --          0.50 - 2.30         5.46 - 7.37
                                 2013      0.24          0.50 - 2.30       36.99 - 39.48

  BHFTI JPMorgan Core Bond       2017      2.47          1.10 - 2.05         1.22 - 2.18
     Division                    2016      2.82          1.10 - 2.25       (0.04) - 1.11
                                 2015      2.31          1.10 - 2.25     (1.75) - (0.62)
                                 2014      1.47          1.15 - 2.25         2.75 - 3.89
                                 2013      0.27          1.15 - 2.25     (4.89) - (3.86)

  BHFTI JPMorgan Global          2017      2.54          1.10 - 2.10       14.24 - 15.38
     Active Allocation Division  2016      2.12          1.10 - 2.10         0.76 - 1.78
                                 2015      2.69          1.10 - 2.10     (1.20) - (0.21)
                                 2014      1.11          1.15 - 2.10         4.75 - 5.75
                                 2013      0.07          1.15 - 2.10         8.68 - 9.72

  BHFTI JPMorgan Small Cap       2017      1.13          0.90 - 2.05         1.22 - 2.70
     Value Division              2016      1.60          0.90 - 2.05       27.86 - 29.68
                                 2015      1.12          0.90 - 2.05     (9.31) - (8.08)
                                 2014      0.86          1.15 - 2.05         2.25 - 3.18
                                 2013      0.48          1.15 - 2.05       30.21 - 31.38

  BHFTI Loomis Sayles Global     2017      1.39          0.50 - 2.25       20.24 - 22.36
     Markets Division            2016      1.68          0.50 - 2.25         2.45 - 4.25
                                 2015      1.58          0.50 - 2.25       (1.02) - 0.72
                                 2014      2.10          0.50 - 2.25         1.17 - 2.95
                                 2013      0.72          0.50 - 2.25       10.52 - 15.79

  BHFTI MetLife Multi-Index      2017      1.47          0.90 - 2.10       13.15 - 14.51
     Targeted Risk Division      2016      1.32          0.90 - 2.10         2.19 - 3.43
                                 2015      1.20          1.10 - 2.10     (3.26) - (2.29)
                                 2014        --          1.15 - 2.10         6.99 - 8.01
                                 2013      0.56          1.15 - 2.10       10.60 - 11.65

  BHFTI MFS Research             2017      1.80          0.50 - 2.15       25.62 - 27.52
     International Division      2016      2.07          0.50 - 2.15     (2.89) - (1.37)
                                 2015      2.78          0.50 - 2.15     (3.85) - (2.26)
                                 2014      2.29          0.50 - 2.15     (8.84) - (7.41)
                                 2013      2.62          0.50 - 2.30       16.55 - 18.66



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI Morgan Stanley Mid      2017    13,380,312     2.38 - 28.42     339,623,699
     Cap Growth Division        2016    14,691,729     1.72 - 20.41     269,357,054
                                2015    15,711,674     1.91 - 22.41     318,386,768
                                2014    17,054,063     2.04 - 23.71     367,615,842
                                2013    18,525,106     2.04 - 23.59     399,201,501

  BHFTI Oppenheimer Global      2017    15,776,074     1.44 - 40.36     282,853,081
     Equity Division            2016    16,415,762     1.07 - 29.72     240,714,689
                                2015    15,876,834     1.08 - 29.85     268,477,388
                                2014    14,055,032     1.17 - 28.93     271,471,540
                                2013    13,534,026     1.16 - 28.50     284,310,727

  BHFTI PanAgora Global         2017    80,775,666      1.15 - 1.19      95,392,815
     Diversified Risk Division  2016    74,593,960      1.04 - 1.06      79,219,064
     (Commenced 4/28/2014)      2015    27,943,566      0.96 - 0.97      27,029,557
                                2014     6,388,541      1.03 - 1.04       6,621,678

  BHFTI PIMCO Inflation         2017    28,145,710     1.02 - 17.24     425,983,675
     Protected Bond Division    2016    29,444,296     1.00 - 16.72     435,880,990
                                2015    31,458,298    12.65 - 16.00     451,404,388
                                2014    34,187,129     0.99 - 16.59     512,607,268
                                2013    37,956,426    13.20 - 16.18     559,896,326

  BHFTI PIMCO Total Return      2017    49,441,770     1.85 - 21.36     908,315,454
     Division                   2016    52,424,443     1.80 - 20.54     925,935,319
                                2015    56,338,885     1.77 - 20.12     994,182,970
                                2014    61,356,539     1.80 - 20.22   1,090,762,284
                                2013    67,960,498     1.75 - 19.51   1,166,300,320

  BHFTI Pyramis Government      2017    41,565,748    10.44 - 11.12     458,735,090
     Income Division            2016    47,006,535    10.39 - 10.99     511,947,386
                                2015    46,949,292    10.52 - 10.97     511,078,026
                                2014    48,686,003    10.63 - 11.02     534,446,057
                                2013    52,430,597    10.09 - 10.37     541,918,855

  BHFTI Schroders Global        2017   395,258,412     1.36 - 14.41     564,139,933
     Multi-Asset Division       2016   424,763,788     1.21 - 12.75     537,033,268
                                2015   411,432,972     1.17 - 12.20     498,402,470
                                2014   344,932,808      1.21 - 1.24     426,762,086
                                2013   307,834,445      1.15 - 1.16     357,921,883

  BHFTI Schroders Global        2017    31,603,768     1.36 - 13.47     422,442,899
     Multi-Asset II Division    2016    32,392,292     1.18 - 11.70     376,214,055
     (Commenced 4/29/2013)      2015    27,478,865    11.04 - 11.31     309,530,805
                                2014    11,024,305     1.16 - 11.57     127,322,331
                                2013     5,324,485    10.71 - 10.77      57,316,477

  BHFTI SSGA Growth and         2017    49,193,853    15.92 - 19.37     869,542,351
     Income ETF Division        2016    55,792,678    14.03 - 16.80     861,727,162
                                2015    59,547,628    13.54 - 15.96     880,260,118
                                2014    62,846,863    14.11 - 16.36     959,208,935
                                2013    67,092,231    13.39 - 15.54     979,735,898



                                               FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  BHFTI Morgan Stanley Mid      2017      0.30         0.50 - 2.25        36.81 - 39.22
     Cap Growth Division        2016        --         0.50 - 2.25     (10.50) - (8.92)
                                2015        --         0.50 - 2.30      (7.18) - (5.50)
                                2014      0.04         0.50 - 2.30        (1.37) - 0.51
                                2013      0.76         0.50 - 2.30        35.86 - 38.33

  BHFTI Oppenheimer Global      2017      0.99         0.50 - 2.15        33.90 - 36.24
     Equity Division            2016      1.03         0.50 - 2.15      (1.85) - (0.16)
                                2015      1.04         0.50 - 2.15        (1.43) - 3.50
                                2014      0.91         0.50 - 2.30        (0.28) - 1.75
                                2013      1.77         0.50 - 2.30        15.42 - 26.60

  BHFTI PanAgora Global         2017        --         1.15 - 2.00        10.37 - 11.31
     Diversified Risk Division  2016      2.54         1.15 - 2.00          8.92 - 9.85
     (Commenced 4/28/2014)      2015      0.59         1.15 - 2.00      (7.35) - (6.56)
                                2014      0.51         1.15 - 2.00          3.16 - 3.75

  BHFTI PIMCO Inflation         2017      1.56         0.50 - 2.25          1.17 - 3.14
     Protected Bond Division    2016        --         0.50 - 2.25          2.65 - 4.49
                                2015      4.92         0.50 - 2.25      (5.27) - (1.92)
                                2014      1.55         0.50 - 2.30        (1.54) - 2.51
                                2013      2.20         0.50 - 2.30     (11.34) - (9.57)

  BHFTI PIMCO Total Return      2017      1.78         0.50 - 2.25          2.18 - 4.10
     Division                   2016      2.59         0.50 - 2.25          0.33 - 2.18
                                2015      5.31         0.50 - 2.25      (2.22) - (0.36)
                                2014      2.35         0.50 - 2.30          0.46 - 3.82
                                2013      4.24         0.50 - 2.30      (4.15) - (2.36)

  BHFTI Pyramis Government      2017      2.20         1.15 - 2.10          0.47 - 1.43
     Income Division            2016      2.08         1.10 - 2.10        (0.79) - 0.21
                                2015      2.33         1.10 - 2.00      (1.56) - (0.67)
                                2014      2.60         1.15 - 2.15          5.27 - 6.33
                                2013      1.51         1.15 - 2.15      (6.55) - (5.61)

  BHFTI Schroders Global        2017      0.79         1.10 - 2.10        11.93 - 13.05
     Multi-Asset Division       2016      1.41         1.10 - 2.15          3.41 - 4.50
                                2015      1.00         1.10 - 2.15      (2.99) - (1.96)
                                2014      1.29         1.15 - 2.15          5.45 - 6.51
                                2013      0.01         1.15 - 2.15          7.77 - 8.85

  BHFTI Schroders Global        2017      1.02         0.90 - 2.10        14.06 - 15.43
     Multi-Asset II Division    2016      0.76         0.90 - 2.00          2.50 - 3.63
     (Commenced 4/29/2013)      2015      0.68         1.10 - 2.00      (3.21) - (2.33)
                                2014        --         0.90 - 2.00          6.49 - 7.67
                                2013      1.64         1.15 - 2.00          4.83 - 5.43

  BHFTI SSGA Growth and         2017      2.43         0.50 - 2.10        13.46 - 15.28
     Income ETF Division        2016      2.36         0.50 - 2.10          3.59 - 5.26
                                2015      2.30         0.50 - 2.10      (4.00) - (2.45)
                                2014      2.23         0.50 - 2.10          0.03 - 5.28
                                2013      2.50         0.50 - 2.30        10.36 - 12.37



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO           NET
                                             UNITS        HIGHEST ($)      ASSETS ($)
                                         ------------  ----------------  --------------
  BHFTI SSGA Growth ETF            2017     8,624,728     16.40 - 19.95     157,056,020
     Division                      2016     9,414,590     14.15 - 16.76     145,066,205
                                   2015    10,147,586     13.51 - 15.76     148,082,202
                                   2014    10,488,338     13.72 - 16.21     158,546,674
                                   2013    10,380,683     13.32 - 15.46     150,739,383

  BHFTI T. Rowe Price Large        2017        23,096    11.13 - 105.25         578,718
     Cap Value Division            2016        22,303      9.61 - 90.99         441,526
     (Commenced 12/13/2013 and     2015         1,871     69.65 - 79.35         137,796
     began transactions in 2015)

  BHFTI T. Rowe Price Mid Cap      2017    21,768,491      2.33 - 41.02     506,160,540
     Growth Division               2016    23,983,678      1.90 - 33.09     451,415,560
                                   2015    25,470,150      1.81 - 31.36     456,943,184
                                   2014    25,170,863      1.72 - 29.62     425,918,797
                                   2013    25,949,981      1.54 - 26.45     393,848,239

  BHFTI TCW Core Fixed Income      2017        25,274     10.02 - 10.12         255,408
     Division                      2016        31,998       9.90 - 9.97         318,472
     (Commenced 5/1/2015)          2015         2,096              9.86          20,663

  BHFTI Victory Sycamore Mid       2017    10,507,414      4.03 - 47.43     424,806,982
     Cap Value Division            2016    11,613,954      3.73 - 43.54     432,480,626
                                   2015    12,869,603      3.27 - 37.88     422,756,206
                                   2014    13,839,475      3.65 - 41.83     504,220,570
                                   2013    15,543,270      3.37 - 38.34     517,780,861

  BHFTI Wells Capital              2017        12,681     25.94 - 27.78         342,503
     Management Mid Cap Value      2016        13,137     23.79 - 25.35         324,307
     Division                      2015         7,543     21.36 - 22.65         166,859
     (Commenced 11/19/2014 and
     began transactions in 2015)

  BHFTII Baillie Gifford           2017     7,456,089      1.96 - 23.68     139,877,341
     International Stock Division  2016     8,556,834      1.47 - 17.69     120,269,128
                                   2015     9,402,801      1.41 - 16.94     126,876,615
                                   2014    10,404,687      1.46 - 17.45     143,934,419
                                   2013    11,503,447      1.53 - 18.18     162,561,055

  BHFTII BlackRock Bond            2017     9,495,090      6.86 - 84.41     455,410,535
     Income Division               2016    10,189,467      6.68 - 81.69     470,040,574
                                   2015    10,737,933      6.57 - 79.81     478,889,253
                                   2014    11,340,124      6.62 - 79.94     498,013,818
                                   2013    11,954,730      6.26 - 75.22     478,446,482

  BHFTII BlackRock Capital         2017     5,314,588      6.54 - 75.43     187,945,552
     Appreciation Division         2016     5,990,155      4.95 - 56.76     162,149,281
                                   2015     6,648,572      5.01 - 57.13     180,849,248
                                   2014     7,221,426      4.78 - 54.16     184,744,024
                                   2013     8,057,400      4.45 - 50.10     189,056,520



                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  BHFTI SSGA Growth ETF            2017      2.09          0.50 - 2.10        17.16 - 19.04
     Division                      2016      2.15          0.50 - 2.00          4.76 - 6.35
                                   2015      1.99          0.50 - 2.00      (4.25) - (2.80)
                                   2014      1.90          0.50 - 2.30          2.98 - 4.85
                                   2013      2.03          0.50 - 2.30        15.39 - 17.48

  BHFTI T. Rowe Price Large        2017      2.07          0.90 - 1.60        15.10 - 15.90
     Cap Value Division            2016      2.66          0.90 - 1.60        14.10 - 14.90
     (Commenced 12/13/2013 and     2015      0.63          1.10 - 1.60      (5.12) - (4.64)
     began transactions in 2015)

  BHFTI T. Rowe Price Mid Cap      2017        --          0.50 - 2.25        21.98 - 24.12
     Growth Division               2016        --          0.50 - 2.25          3.85 - 5.69
                                   2015        --          0.50 - 2.25          4.30 - 6.14
                                   2014        --          0.50 - 2.25        10.27 - 12.21
                                   2013      0.24          0.50 - 2.30        33.47 - 35.90

  BHFTI TCW Core Fixed Income      2017      1.60          1.20 - 1.60          1.19 - 1.59
     Division                      2016      0.70          1.20 - 1.60          0.59 - 0.99
     (Commenced 5/1/2015)          2015        --                 1.35               (1.39)

  BHFTI Victory Sycamore Mid       2017      0.99          0.50 - 2.25          7.05 - 8.93
     Cap Value Division            2016      0.71          0.50 - 2.25        12.93 - 14.93
                                   2015      0.54          0.50 - 2.30     (11.05) - (6.69)
                                   2014      0.55          0.50 - 2.30          7.15 - 9.10
                                   2013      0.79          0.50 - 2.30        27.34 - 29.65

  BHFTI Wells Capital              2017      1.05          1.10 - 1.60          9.04 - 9.58
     Management Mid Cap Value      2016      0.87          1.10 - 1.60        11.39 - 11.95
     Division                      2015      0.46          1.10 - 1.60    (10.56) - (10.11)
     (Commenced 11/19/2014 and
     began transactions in 2015)

  BHFTII Baillie Gifford           2017      1.13          0.95 - 2.25        31.90 - 33.88
     International Stock Division  2016      1.51          0.95 - 2.15          2.97 - 4.39
                                   2015      1.59          0.95 - 2.15      (4.23) - (2.89)
                                   2014      1.35          0.95 - 2.30      (5.54) - (3.99)
                                   2013      1.55          0.95 - 2.30        12.52 - 14.46

  BHFTII BlackRock Bond            2017      2.99          0.50 - 2.25          1.54 - 3.43
     Income Division               2016      3.06          0.50 - 2.25          0.58 - 2.46
                                   2015      3.72          0.50 - 2.25      (1.89) - (0.06)
                                   2014      3.31          0.50 - 2.30          4.38 - 6.39
                                   2013      3.87          0.50 - 2.30      (3.26) - (1.41)

  BHFTII BlackRock Capital         2017      0.01          0.50 - 2.25        30.61 - 33.07
     Appreciation Division         2016        --          0.50 - 2.25      (2.37) - (0.56)
                                   2015        --          0.50 - 2.25          0.67 - 5.59
                                   2014      0.01          0.50 - 2.30          6.17 - 8.19
                                   2013      0.64          0.50 - 2.30        30.86 - 33.35



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ----------------  -------------
  BHFTII BlackRock                   2017     4,077,356      2.32 - 24.72     56,416,026
     Ultra-Short Term Bond           2016     4,242,132      2.33 - 24.80     60,125,414
     Division                        2015     5,220,428      2.35 - 25.01     65,638,458
                                     2014     5,502,759      2.39 - 24.09     70,377,934
                                     2013     6,205,342      2.42 - 23.99     83,385,113

  BHFTII Brighthouse Asset           2017    26,632,640      1.62 - 17.07    409,028,440
     Allocation 20 Division          2016    30,580,692      1.53 - 16.04    445,624,899
                                     2015    33,195,826     12.79 - 15.42    471,604,392
                                     2014    36,038,394      1.50 - 15.59    521,380,178
                                     2013    39,245,169     12.88 - 15.00    550,180,374

  BHFTII Brighthouse Asset           2017    68,087,417      1.73 - 18.81  1,155,673,990
     Allocation 40 Division          2016    78,507,145      1.63 - 17.09  1,211,312,236
                                     2015    85,328,132     13.43 - 16.19  1,274,255,459
                                     2014    93,519,497      1.58 - 16.45  1,428,984,290
                                     2013   100,157,296     13.47 - 15.75  1,476,093,805

  BHFTII Brighthouse Asset           2017   213,872,364      1.88 - 20.40  3,928,953,268
     Allocation 60 Division          2016   240,019,648      1.71 - 17.87  3,877,916,522
                                     2015   257,093,725     14.06 - 16.77  3,978,556,726
                                     2014   275,213,574     14.34 - 17.07  4,365,939,925
                                     2013   291,429,454     13.97 - 16.33  4,454,029,359

  BHFTII Brighthouse Asset           2017    98,239,149      2.01 - 21.80  1,933,591,736
     Allocation 80 Division          2016   108,427,987      1.70 - 18.39  1,808,886,432
                                     2015   116,127,054      1.59 - 17.09  1,834,003,576
                                     2014   124,402,568      1.64 - 17.47  2,021,856,411
                                     2013   125,138,998     14.27 - 16.68  1,955,179,905

  BHFTII Brighthouse/Artisan         2017     4,884,190      6.07 - 69.84    226,673,877
     Mid Cap Value Division          2016     5,613,562      5.45 - 62.37    233,427,628
                                     2015     5,928,571      4.50 - 51.10    200,994,480
                                     2014     6,662,445      5.03 - 56.86    249,301,841
                                     2013     7,335,193      5.00 - 56.20    268,786,607

  BHFTII                             2017       353,646     25.40 - 27.58      9,595,917
     Brighthouse/Dimensional         2016       396,617     19.78 - 21.38      8,357,661
     International Small Company     2015       383,113     19.08 - 20.42      7,726,121
     Division                        2014       366,933     18.41 - 19.47      7,087,460
                                     2013       280,753     20.14 - 21.10      5,887,254

  BHFTII                             2017    10,336,562      1.47 - 88.39    610,158,972
     Brighthouse/Wellington          2016    11,309,419      1.30 - 77.49    587,936,841
     Balanced Division               2015    12,350,663      1.23 - 73.12    613,073,212
                                     2014    13,516,189      1.22 - 71.96    669,398,262
                                     2013    14,891,417     17.78 - 65.71    680,740,979

  BHFTII                             2017    11,256,241      6.60 - 75.96    570,742,746
     Brighthouse/Wellington Core     2016    12,871,913      5.62 - 64.26    555,287,850
     Equity Opportunities Division   2015    14,083,686      5.31 - 60.32    568,631,560
                                     2014    15,922,638      5.25 - 59.35    633,127,551
                                     2013    18,314,242      4.81 - 54.05    659,765,479



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTII BlackRock                   2017      0.11         0.90 - 2.15       (1.40) - (0.01)
     Ultra-Short Term Bond           2016      0.01         0.90 - 2.25       (2.03) - (0.55)
     Division                        2015        --         0.95 - 2.25       (2.23) - (0.27)
                                     2014        --         0.95 - 2.25       (2.23) - (0.13)
                                     2013        --         0.95 - 2.25       (2.23) - (0.94)

  BHFTII Brighthouse Asset           2017      2.08         0.50 - 2.25           4.56 - 6.40
     Allocation 20 Division          2016      3.24         0.50 - 2.25           2.20 - 4.01
                                     2015      2.10         0.50 - 2.25       (2.80) - (1.08)
                                     2014      3.87         0.50 - 2.25           2.15 - 3.95
                                     2013      2.89         0.50 - 2.25           1.97 - 3.77

  BHFTII Brighthouse Asset           2017      1.98         0.50 - 2.25          8.19 - 10.09
     Allocation 40 Division          2016      3.56         0.50 - 2.25           3.73 - 5.56
                                     2015      0.29         0.50 - 2.25       (3.27) - (1.57)
                                     2014      2.88         0.50 - 2.30           2.54 - 4.40
                                     2013      2.52         0.50 - 2.30          8.40 - 10.37

  BHFTII Brighthouse Asset           2017      1.74         0.50 - 2.15         12.30 - 14.16
     Allocation 60 Division          2016      3.16         0.50 - 2.15           4.83 - 6.57
                                     2015      0.54         0.50 - 2.15       (3.37) - (0.74)
                                     2014      2.07         0.50 - 2.30           2.66 - 4.53
                                     2013      1.94         0.50 - 2.30         15.30 - 17.40

  BHFTII Brighthouse Asset           2017      1.56         0.50 - 2.25         16.52 - 18.57
     Allocation 80 Division          2016      2.97         0.50 - 2.25           5.73 - 7.60
                                     2015      0.35         0.50 - 2.30       (3.93) - (0.91)
                                     2014      1.60         0.50 - 2.30         (0.03) - 4.70
                                     2013      1.46         0.50 - 2.30         21.49 - 23.69

  BHFTII Brighthouse/Artisan         2017      0.58         0.50 - 2.25         10.04 - 11.98
     Mid Cap Value Division          2016      0.97         0.50 - 2.25         19.92 - 22.04
                                     2015      1.04         0.50 - 2.25     (11.68) - (10.12)
                                     2014      0.62         0.50 - 2.30         (0.64) - 1.17
                                     2013      0.86         0.50 - 2.30         33.41 - 35.83

  BHFTII                             2017      1.96         1.10 - 2.00         27.87 - 29.02
     Brighthouse/Dimensional         2016      1.94         1.10 - 2.05           3.68 - 4.67
     International Small Company     2015      1.71         1.10 - 2.05           3.61 - 4.60
     Division                        2014      1.89         1.15 - 2.05       (8.59) - (7.76)
                                     2013      1.74         1.15 - 2.05         25.01 - 26.14

  BHFTII                             2017      1.88         0.90 - 2.15         12.52 - 14.11
     Brighthouse/Wellington          2016      2.73         0.90 - 2.15           4.55 - 6.04
     Balanced Division               2015      1.92         0.95 - 2.15           0.22 - 1.61
                                     2014      1.98         0.90 - 2.30           7.77 - 9.56
                                     2013      2.46         0.95 - 2.30         14.65 - 19.46

  BHFTII                             2017      1.39         0.50 - 2.25         16.17 - 18.30
     Brighthouse/Wellington Core     2016      1.45         0.50 - 2.25           4.67 - 6.65
     Equity Opportunities Division   2015      1.59         0.50 - 2.30         (0.18) - 4.02
                                     2014      0.53         0.50 - 2.30           7.84 - 9.92
                                     2013      1.22         0.50 - 2.30         30.33 - 32.84



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  BHFTII Frontier Mid Cap      2017     6,921,843   10.48 - 109.39     508,449,789
     Growth Division           2016     7,660,214     8.45 - 88.16     455,250,831
                               2015     8,386,483    20.77 - 84.44     481,166,004
                               2014     9,158,445    20.50 - 82.85     516,959,626
                               2013    10,027,102    18.72 - 75.25     515,676,513

  BHFTII Jennison Growth       2017    14,946,828     1.27 - 33.03     203,130,928
     Division                  2016    16,378,562     0.94 - 24.28     166,434,950
                               2015    17,957,908     0.95 - 24.47     184,782,553
                               2014    18,673,248     0.87 - 22.30     174,229,733
                               2013    20,447,446     0.81 - 20.64     177,299,348

  BHFTII Loomis Sayles Small   2017     3,862,700     7.77 - 89.96     185,343,480
     Cap Core Division         2016     4,342,911     6.83 - 78.65     181,016,875
                               2015     4,874,168     5.81 - 66.44     170,029,570
                               2014     5,539,839     5.97 - 67.95     192,412,320
                               2013     6,113,748     5.84 - 65.98     203,229,729

  BHFTII Loomis Sayles Small   2017     2,468,467     2.28 - 28.37      54,566,730
     Cap Growth Division       2016     2,721,567     1.82 - 22.54      48,392,379
                               2015     3,053,307     1.74 - 21.43      51,758,280
                               2014     3,266,827     1.74 - 21.26      54,772,060
                               2013     3,797,741     1.75 - 21.20      64,392,848

  BHFTII MetLife Aggregate     2017    64,574,871     1.71 - 20.12   1,126,629,342
     Bond Index Division       2016    67,082,177     1.68 - 19.64   1,148,709,486
                               2015    68,245,879     1.67 - 19.32   1,156,862,410
                               2014    70,177,534     1.69 - 19.40   1,201,918,831
                               2013    71,440,893     1.63 - 18.49   1,173,488,783

  BHFTII MetLife Mid Cap       2017    16,065,965     3.58 - 41.60     580,186,948
     Stock Index Division      2016    17,710,513     3.14 - 36.16     557,664,712
                               2015    19,052,817     2.65 - 30.25     508,407,680
                               2014    19,927,953     2.76 - 31.22     550,797,141
                               2013    20,854,130     2.56 - 28.72     532,114,735

  BHFTII MetLife MSCI EAFE     2017    30,129,062     1.71 - 23.29     524,736,160
     Index Division            2016    34,611,269     1.39 - 18.82     489,403,933
                               2015    34,877,903     1.40 - 18.91     494,277,850
                               2014    35,284,954     1.43 - 19.14     511,371,706
                               2013    34,230,690     1.55 - 20.56     534,853,073

  BHFTII MetLife Russell 2000  2017    10,459,851     3.51 - 41.29     373,905,362
     Index Division            2016    11,262,895     3.11 - 36.28     355,330,009
                               2015    12,012,694     2.60 - 30.14     318,122,044
                               2014    12,545,618     2.76 - 31.71     349,277,094
                               2013    13,027,524     2.67 - 30.42     347,868,995

  BHFTII MetLife Stock Index   2017    37,306,057    8.44 - 106.81   3,191,113,485
     Division                  2016    41,650,103     7.06 - 88.55   2,971,460,417
                               2015    45,195,410     6.42 - 79.90   2,922,726,168
                               2014    48,564,594     6.45 - 79.57   3,141,402,122
                               2013    53,012,896     5.78 - 70.71   3,062,136,452



                                              FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  BHFTII Frontier Mid Cap      2017        --         0.90 - 2.25        22.16 - 24.09
     Growth Division           2016        --         0.90 - 2.25          2.82 - 4.41
                               2015        --         0.95 - 2.25          0.32 - 1.91
                               2014        --         0.95 - 2.30         8.35 - 10.17
                               2013      1.24         0.95 - 2.30        29.42 - 31.52

  BHFTII Jennison Growth       2017      0.13         0.50 - 2.25        33.95 - 36.31
     Division                  2016      0.07         0.50 - 2.25      (2.35) - (0.63)
                               2015      0.06         0.50 - 2.25          8.08 - 9.99
                               2014      0.07         0.50 - 2.25          6.32 - 8.20
                               2013      0.25         0.50 - 2.30        33.62 - 36.05

  BHFTII Loomis Sayles Small   2017      0.14         0.50 - 2.25        12.41 - 14.39
     Cap Core Division         2016      0.15         0.50 - 2.25        16.33 - 18.38
                               2015      0.05         0.50 - 2.25      (3.93) - (2.23)
                               2014      0.01         0.50 - 2.30          1.15 - 2.99
                               2013      0.30         0.50 - 2.30        37.49 - 39.98

  BHFTII Loomis Sayles Small   2017        --         0.50 - 2.15        24.05 - 26.05
     Cap Growth Division       2016        --         0.50 - 2.10          3.95 - 5.52
                               2015        --         0.50 - 2.10        (0.56) - 0.92
                               2014        --         0.50 - 2.10        (1.11) - 0.43
                               2013        --         0.50 - 2.15        45.23 - 47.64

  BHFTII MetLife Aggregate     2017      2.75         0.50 - 2.25          0.68 - 2.60
     Bond Index Division       2016      2.62         0.50 - 2.25        (0.13) - 1.69
                               2015      2.76         0.50 - 2.25      (2.14) - (0.39)
                               2014      2.82         0.50 - 2.30          0.57 - 5.12
                               2013      3.36         0.50 - 2.30      (4.75) - (2.96)

  BHFTII MetLife Mid Cap       2017      1.22         0.50 - 2.25        13.06 - 15.05
     Stock Index Division      2016      1.11         0.50 - 2.25        17.47 - 19.54
                               2015      1.00         0.50 - 2.25      (4.79) - (2.52)
                               2014      0.89         0.50 - 2.30          1.63 - 8.68
                               2013      1.00         0.50 - 2.30        29.81 - 32.17

  BHFTII MetLife MSCI EAFE     2017      2.57         0.50 - 2.25        21.84 - 23.99
     Index Division            2016      2.46         0.50 - 2.25        (1.25) - 0.50
                               2015      3.03         0.50 - 2.30      (3.52) - (1.36)
                               2014      2.39         0.50 - 2.30      (8.40) - (2.81)
                               2013      2.93         0.50 - 2.30        18.76 - 20.91

  BHFTII MetLife Russell 2000  2017      1.09         0.50 - 2.25        11.85 - 13.82
     Index Division            2016      1.24         0.50 - 2.25        18.27 - 20.36
                               2015      1.07         0.50 - 2.30      (6.66) - (3.68)
                               2014      1.02         0.50 - 2.30          2.40 - 4.36
                               2013      1.43         0.50 - 2.30        35.04 - 37.66

  BHFTII MetLife Stock Index   2017      1.68         0.50 - 2.25        18.54 - 20.76
     Division                  2016      1.91         0.50 - 2.25         8.90 - 10.95
                               2015      1.65         0.50 - 2.25        (1.33) - 2.90
                               2014      1.60         0.50 - 2.30         0.90 - 12.63
                               2013      1.77         0.50 - 2.30        28.71 - 31.17



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTII MFS Total Return        2017     3,778,366     1.31 - 94.51     145,097,990
     Division                    2016     4,213,037     1.18 - 84.68     146,385,435
                                 2015     4,556,651     6.64 - 78.13     143,114,163
                                 2014     5,012,826     6.74 - 78.84     157,659,622
                                 2013     5,458,053     6.29 - 73.12     155,581,004

  BHFTII MFS Value Division      2017    20,677,338     1.67 - 32.71     523,781,737
                                 2016    23,336,266     1.44 - 28.13     506,526,529
                                 2015    24,529,013     1.27 - 24.92     475,285,633
                                 2014    26,823,537     1.29 - 25.08     526,090,577
                                 2013    29,015,560     1.18 - 22.95     519,644,727

  BHFTII MFS Value II Division   2017    12,582,216     1.19 - 23.04     254,251,609
                                 2016    13,722,798     1.93 - 21.57     262,264,238
                                 2015    14,658,312     1.04 - 18.36     241,297,390
                                 2014    15,621,162     1.79 - 19.66     277,145,192
                                 2013    16,552,949     1.65 - 18.02     270,163,032

  BHFTII Neuberger Berman        2017     9,828,019     1.67 - 37.96     314,115,956
     Genesis Division            2016    11,028,717     2.98 - 33.04     306,388,412
                                 2015    12,205,331     1.24 - 28.04     289,271,341
                                 2014    13,823,646     1.25 - 28.08     326,918,853
                                 2013    15,386,093     1.26 - 28.30     368,249,828

  BHFTII T. Rowe Price Large     2017    18,998,068     1.98 - 40.27     609,640,874
     Cap Growth Division         2016    20,326,210     1.50 - 30.32     491,684,512
                                 2015    20,053,722     1.50 - 30.01     499,123,184
                                 2014    19,215,859     9.68 - 27.29     443,081,491
                                 2013    19,750,468     9.02 - 25.21     427,299,444

  BHFTII T. Rowe Price Small     2017    10,715,353     4.38 - 50.18     467,200,326
     Cap Growth Division         2016    11,498,401     3.62 - 41.16     412,938,416
                                 2015    12,314,868     3.28 - 37.11     405,415,335
                                 2014    12,136,731    26.17 - 36.40     394,821,897
                                 2013    12,811,027    24.85 - 34.30     395,500,809

  BHFTII Van Eck Global          2017     2,921,930    11.85 - 12.93      37,269,860
     Natural Resources Division  2016     2,736,220    12.18 - 13.17      35,592,317
                                 2015     3,453,656      8.65 - 9.26      31,642,400
                                 2014     2,631,888    13.13 - 13.88      36,305,032
                                 2013     2,406,616    16.51 - 17.30      41,407,912

  BHFTII Western Asset           2017    15,854,082     1.15 - 40.79     514,265,588
     Management Strategic Bond   2016    17,633,082     1.08 - 37.98     535,867,222
     Opportunities Division      2015     7,434,184     1.01 - 35.24     189,250,242
                                 2014     8,379,087     1.05 - 36.14     217,390,710
                                 2013     9,226,838     3.07 - 34.50     230,763,494

  BHFTII Western Asset           2017     9,021,983     1.92 - 22.04     159,678,213
     Management U.S. Government  2016     9,582,786     1.90 - 21.79     167,406,266
     Division                    2015    10,199,735     1.91 - 21.68     179,151,852
                                 2014    11,263,811     1.92 - 21.72     197,952,838
                                 2013    12,256,251     1.89 - 21.28     212,578,770



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTII MFS Total Return        2017       2.39        0.50 - 2.15          9.79 - 11.61
     Division                    2016       2.79        0.50 - 2.15           6.61 - 8.38
                                 2015       2.47        0.50 - 2.15       (2.52) - (0.90)
                                 2014       2.25        0.50 - 2.15           6.06 - 7.82
                                 2013       2.46        0.50 - 2.15         16.18 - 18.11

  BHFTII MFS Value Division      2017       1.89        0.50 - 2.15         15.20 - 17.24
                                 2016       2.11        0.50 - 2.15         11.77 - 13.65
                                 2015       2.54        0.50 - 2.15         (2.39) - 2.33
                                 2014       1.58        0.50 - 2.30          8.05 - 10.09
                                 2013       1.35        0.50 - 2.30         16.96 - 34.85

  BHFTII MFS Value II Division   2017       2.42        0.50 - 2.25          2.50 - 75.75
                                 2016       1.45        0.50 - 2.25         15.47 - 17.51
                                 2015       1.58        0.50 - 2.25      (10.46) - (6.65)
                                 2014       1.07        0.25 - 2.25           7.26 - 9.15
                                 2013       1.18        0.50 - 2.30         28.75 - 31.09

  BHFTII Neuberger Berman        2017       0.29        0.50 - 2.15         13.16 - 14.91
     Genesis Division            2016       0.34        0.50 - 2.15         16.02 - 17.80
                                 2015       0.29        0.50 - 2.15       (1.71) - (0.12)
                                 2014       0.30        0.50 - 2.30       (2.57) - (0.80)
                                 2013       0.62        0.50 - 2.30         25.79 - 37.50

  BHFTII T. Rowe Price Large     2017       0.15        0.50 - 2.25         30.52 - 32.81
     Cap Growth Division         2016       0.02        0.50 - 2.25         (0.73) - 1.03
                                 2015       0.04        0.50 - 2.25           1.40 - 9.96
                                 2014       0.02        0.50 - 2.30         (0.01) - 8.28
                                 2013       0.12        0.50 - 2.30         26.92 - 38.08

  BHFTII T. Rowe Price Small     2017       0.19        0.50 - 2.25         19.82 - 21.92
     Cap Growth Division         2016       0.14        0.50 - 2.25          9.00 - 10.93
                                 2015       0.07        0.50 - 2.25           0.18 - 1.95
                                 2014       0.01        0.50 - 2.25           4.27 - 6.11
                                 2013       0.24        0.50 - 2.30         40.90 - 43.45

  BHFTII Van Eck Global          2017         --        1.10 - 2.05       (2.75) - (1.82)
     Natural Resources Division  2016       0.59        1.10 - 2.05         40.82 - 42.17
                                 2015       0.21        1.10 - 2.05     (34.12) - (33.49)
                                 2014       0.27        1.15 - 2.05     (20.47) - (11.42)
                                 2013       0.64        1.15 - 2.05           8.51 - 9.49

  BHFTII Western Asset           2017       3.80        0.50 - 2.25           5.54 - 7.40
     Management Strategic Bond   2016       1.96        0.50 - 2.25           4.02 - 7.76
     Opportunities Division      2015       4.96        0.50 - 2.15       (4.04) - (2.35)
                                 2014       5.26        0.50 - 2.15           3.10 - 4.79
                                 2013       4.90        0.50 - 2.30         (1.47) - 0.44

  BHFTII Western Asset           2017       2.46        0.50 - 2.25         (0.58) - 1.17
     Management U.S. Government  2016       2.41        0.50 - 2.25         (1.23) - 0.52
     Division                    2015       2.10        0.50 - 2.25       (1.92) - (0.19)
                                 2014       1.73        0.50 - 2.25           0.27 - 2.04
                                 2013       1.98        0.50 - 2.30       (3.16) - (1.40)



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                           AS OF DECEMBER 31
                                            ----------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO           NET
                                                UNITS        HIGHEST ($)      ASSETS ($)
                                            ------------  ----------------  --------------
  BlackRock Global Allocation         2017         4,188     22.44 - 24.09          96,276
     V.I. Division                    2016        25,590     20.06 - 21.42         521,354
     (Commenced 11/19/2014 and        2015        24,602     19.63 - 20.86         489,446
     began transactions in 2015)

  Calvert VP SRI Balanced             2017     1,186,460     34.40 - 46.41      51,869,403
     Division                         2016     1,327,240     31.20 - 41.95      52,584,587
                                      2015     1,430,108     29.38 - 39.38      53,307,044
                                      2014     1,520,177     30.50 - 40.77      58,809,995
                                      2013     1,581,457     28.27 - 37.66      56,643,458

  Calvert VP SRI Mid Cap              2017       145,874             59.95       8,745,518
     Division                         2016       186,977             54.20      10,134,827
                                      2015       227,418             51.03      11,604,230
                                      2014       256,364             53.26      13,652,993
                                      2013       285,572     49.72 - 49.74      14,202,309

  Delaware VIP Small Cap              2017        14,842              1.48          22,010
     Value Division                   2016        25,822              1.34          34,483
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Fidelity VIP Contrafund             2017        89,664       8.51 - 9.01         805,722
     Division                         2016       161,557       7.08 - 7.48       1,206,624
     (Commenced 12/13/2013            2015         2,695              6.65          17,911
     and began transactions in 2014)  2014         1,597              6.69          10,689

  Fidelity VIP Equity-Income          2017     2,048,365     10.56 - 87.27      78,340,010
     Division                         2016     2,327,096      9.48 - 78.04      80,761,382
                                      2015     2,619,253      8.15 - 66.75      77,695,085
                                      2014     3,063,871      8.60 - 70.17      92,690,111
                                      2013     3,463,147      8.01 - 65.15      95,223,008

  Fidelity VIP Freedom 2020           2017        63,006             19.92       1,255,251
     Division                         2016        98,961             17.29       1,711,114
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2025           2017        38,578     20.57 - 21.23         819,000
     Division                         2016        79,781             18.22       1,453,626
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2030           2017       139,649     20.96 - 21.63       3,021,173
     Division                         2016       115,111             18.09       2,081,941
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2040           2017        18,419     28.39 - 29.02         534,464
     Division                         2016         7,760             23.75         184,274
     (Commenced 5/1/2015 and
     began transactions in 2016)



                                                     FOR THE YEAR ENDED DECEMBER 31
                                            -------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                               INCOME          LOWEST TO         LOWEST TO
                                              RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                            -------------  ----------------  ----------------
  BlackRock Global Allocation         2017      0.30          1.10 - 1.60       11.91 - 12.47
     V.I. Division                    2016      1.30          1.10 - 1.60         2.16 - 2.67
     (Commenced 11/19/2014 and        2015      0.66          1.10 - 1.60     (2.57) - (0.60)
     began transactions in 2015)

  Calvert VP SRI Balanced             2017      1.97          0.50 - 1.55       10.28 - 11.44
     Division                         2016      1.82          0.50 - 1.55         6.20 - 7.32
                                      2015      0.11          0.50 - 1.55     (3.70) - (2.68)
                                      2014      1.56          0.50 - 1.55         7.92 - 9.05
                                      2013      1.04          0.50 - 1.55       16.19 - 17.41

  Calvert VP SRI Mid Cap              2017      0.64                 0.95               10.61
     Division                         2016        --                 0.95                6.23
                                      2015        --                 0.95              (4.19)
                                      2014        --                 0.95         7.07 - 7.10
                                      2013        --                 0.95       28.68 - 28.69

  Delaware VIP Small Cap              2017      0.95                 0.90               11.05
     Value Division                   2016      0.28                 0.90               30.23
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Fidelity VIP Contrafund             2017      0.68          0.90 - 1.15       20.20 - 20.50
     Division                         2016      1.15          0.90 - 1.15         6.50 - 6.76
     (Commenced 12/13/2013            2015      0.97                 1.15              (0.73)
     and began transactions in 2014)  2014      2.09                 1.15               10.38

  Fidelity VIP Equity-Income          2017      1.66          0.95 - 1.35       11.38 - 11.83
     Division                         2016      2.27          0.95 - 1.35       16.44 - 16.91
                                      2015      3.06          0.95 - 1.35     (5.25) - (4.87)
                                      2014      2.77          0.95 - 1.35         7.26 - 7.73
                                      2013      2.47          0.95 - 1.35       26.43 - 26.95

  Fidelity VIP Freedom 2020           2017      1.16                 0.90               15.22
     Division                         2016      2.32                 0.90                4.85
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2025           2017      0.87          0.90 - 1.15       16.23 - 16.52
     Division                         2016      2.70                 0.90                5.03
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2030           2017      0.96          0.90 - 1.15       19.32 - 19.62
     Division                         2016      2.70                 0.90                5.42
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2040           2017      1.03          0.90 - 1.15       21.89 - 22.19
     Division                         2016      2.03                 0.90                5.57
     (Commenced 5/1/2015 and
     began transactions in 2016)



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------
  Fidelity VIP Freedom 2050     2017         8,553             29.65         253,618
     Division                   2016         6,075             24.27         147,402
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP FundsManager     2017    21,200,158     14.72 - 14.98     315,705,343
     50% Division               2016    22,355,817     13.13 - 13.34     296,580,947
                                2015    22,380,417     12.86 - 13.05     290,525,141
                                2014    17,417,943     13.11 - 13.28     230,170,102
                                2013     9,362,592     12.73 - 12.88     120,060,165

  Fidelity VIP FundsManager     2017    19,728,179     14.32 - 14.70     286,973,777
     60% Division               2016    22,614,243     12.50 - 12.80     286,717,673
                                2015    24,528,850     12.19 - 12.44     302,657,716
                                2014    23,126,457     12.44 - 12.62     289,729,524
                                2013    24,031,067     12.05 - 12.16     291,255,733

  Fidelity VIP Government       2017       311,112             16.10       5,009,176
     Money Market Division      2016       379,214      9.89 - 16.14       6,122,223
                                2015       554,548     10.08 - 16.26       8,080,715
                                2014       544,052     10.28 - 16.41       8,033,349
                                2013       671,593     10.50 - 16.57      10,057,109

  Fidelity VIP Growth Division  2017       980,268            100.62      98,637,848
                                2016     1,115,679             75.17      83,862,383
                                2015     1,266,107             75.28      95,310,704
                                2014     1,382,739             70.91      98,045,015
                                2013     1,489,863     64.30 - 64.31      95,812,868

  Fidelity VIP Investment       2017       293,120             34.93      10,239,907
     Grade Bond Division        2016       365,398             33.84      12,364,481
                                2015       424,477             32.61      13,843,675
                                2014       477,735             33.12      15,822,818
                                2013       527,483     31.58 - 31.59      16,664,039

  Fidelity VIP Mid Cap          2017        81,118       7.96 - 8.34         676,874
     Division                   2016        92,941              6.99         649,196
     (Commenced 10/31/2013 and
     began transactions in 2016)

  FTVIPT Templeton Developing   2017        83,878              1.82         152,910
     Markets VIP Division       2016       168,845              1.31         221,198
     (Commenced 10/31/2013
     and began transactions in 2016)

  FTVIPT Templeton Foreign      2017           159       4.27 - 4.56             726
     VIP Division               2016           353              3.94           1,390
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Ivy VIP Asset Strategy        2017           167             16.91           2,827
     Division                   2016           183             14.49           2,650
     (Commenced 11/19/2014      2015           191             15.07           2,882
     and began transactions in 2015)


                                               FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Fidelity VIP Freedom 2050     2017      1.09                 0.90               22.20
     Division                   2016      1.81                 0.90                5.60
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP FundsManager     2017      1.15          1.90 - 2.05       12.14 - 12.31
     50% Division               2016      1.24          1.90 - 2.05         2.11 - 2.26
                                2015      1.24          1.90 - 2.05     (1.89) - (1.75)
                                2014      1.47          1.90 - 2.05         2.96 - 3.12
                                2013      1.56          1.90 - 2.05       12.57 - 12.74

  Fidelity VIP FundsManager     2017      1.05          1.85 - 2.10       14.56 - 14.85
     60% Division               2016      1.22          1.85 - 2.10         2.61 - 2.87
                                2015      1.10          1.85 - 2.10     (1.68) - (1.43)
                                2014      1.24          1.85 - 2.05         0.55 - 3.42
                                2013      1.16          1.90 - 2.05       16.21 - 16.38

  Fidelity VIP Government       2017      0.66                 0.95              (0.27)
     Money Market Division      2016      0.20          0.95 - 2.05     (1.85) - (0.74)
                                2015      0.02          0.95 - 2.05     (2.02) - (0.91)
                                2014      0.01          0.95 - 2.05     (2.02) - (0.93)
                                2013      0.03          0.95 - 2.05     (2.01) - (0.91)

  Fidelity VIP Growth Division  2017      0.22                 0.95               33.87
                                2016      0.04                 0.95              (0.15)
                                2015      0.26                 0.95                6.17
                                2014      0.18                 0.95       10.25 - 10.28
                                2013      0.29                 0.95       35.05 - 35.06

  Fidelity VIP Investment       2017      2.28                 0.95                3.24
     Grade Bond Division        2016      2.22                 0.95                3.76
                                2015      2.51                 0.95              (1.53)
                                2014      2.10                 0.95         4.83 - 4.86
                                2013      2.08                 0.95              (2.70)

  Fidelity VIP Mid Cap          2017      0.49          0.90 - 1.15       19.16 - 19.46
     Division                   2016      0.46                 0.90               10.92
     (Commenced 10/31/2013 and
     began transactions in 2016)

  FTVIPT Templeton Developing   2017      1.07                 0.90               39.15
     Markets VIP Division       2016      0.90                 0.90               16.39
     (Commenced 10/31/2013
     and began transactions in 2016)

  FTVIPT Templeton Foreign      2017      2.30          0.90 - 1.15       15.36 - 15.65
     VIP Division               2016      1.91                 0.90                6.21
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Ivy VIP Asset Strategy        2017      1.58                 1.35               16.69
     Division                   2016      0.58                 1.35              (3.87)
     (Commenced 11/19/2014      2015      0.35                 1.35              (9.58)
     and began transactions in 2015)


               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  Janus Henderson Enterprise     2017        15,309              9.78         149,792
     Division                    2016        31,893              7.77         247,764
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017         6,486              7.47          48,429
     Appreciation Division       2016         5,096              6.30          32,119
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017        46,671              1.49          69,596
     Dividend Strategy Division  2016        52,618              1.26          66,433
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017       132,067       3.67 - 3.86         508,988
     Large Cap Growth Division   2016       224,143       2.95 - 3.10         693,531
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017         6,825              4.02          27,439
     Small Cap Growth Division   2016        12,622              3.26          41,206
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVIT Western Asset Core      2017        31,136              3.37         104,815
     Plus Division               2016        51,470              3.21         165,326
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Morgan Stanley VIF Global      2017         4,622     12.79 - 13.96          61,644
     Infrastructure Division     2016         4,158     11.55 - 12.54          49,884
     (Commenced 11/19/2014)      2015         5,480     10.20 - 11.03          58,000
                                 2014           315     12.49 - 12.95           4,007

  Oppenheimer Global             2017         1,578      9.93 - 10.03          15,705
     Multi-Alternatives Fund/VA
     Division
     (Commenced 4/28/2017)

  PIMCO VIT Commodity            2017         6,917       7.17 - 7.28          49,885
     RealReturn Strategy         2016         6,890       7.15 - 7.22          49,401
     Division                    2015         6,911       6.34 - 6.37          43,875
     (Commenced 11/19/2014)      2014           171              8.69           1,489

  PIMCO VIT Emerging Markets     2017         6,421     10.98 - 11.15          71,038
     Bond Division               2016         8,142     10.18 - 10.29          83,339
     (Commenced 11/19/2014)      2015         7,377       9.16 - 9.21          67,775
                                 2014           200              9.55           1,913



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  Janus Henderson Enterprise     2017      0.11                 0.90                25.95
     Division                    2016      0.07                 0.90                11.10
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017      1.27                 0.90                18.48
     Appreciation Division       2016      2.06                 0.90                 8.79
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017      1.52                 0.90                18.11
     Dividend Strategy Division  2016      1.98                 0.90                13.96
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017      0.20          0.90 - 1.15        24.33 - 24.64
     Large Cap Growth Division   2016      0.84          0.90 - 1.15          6.17 - 6.43
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017        --                 0.90                23.16
     Small Cap Growth Division   2016        --                 0.90                 4.85
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVIT Western Asset Core      2017      3.41                 0.90                 4.80
     Plus Division               2016      5.53                 0.90                 3.61
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Morgan Stanley VIF Global      2017      2.27          1.10 - 1.60        10.76 - 11.32
     Infrastructure Division     2016      1.94          1.10 - 1.60        13.14 - 13.71
     (Commenced 11/19/2014)      2015      1.70          1.10 - 1.60    (15.25) - (14.83)
                                 2014        --          1.10 - 1.35          0.27 - 0.30

  Oppenheimer Global             2017      0.19          1.10 - 1.35      (1.51) - (1.35)
     Multi-Alternatives Fund/VA
     Division
     (Commenced 4/28/2017)

  PIMCO VIT Commodity            2017     10.82          1.10 - 1.60          0.32 - 0.82
     RealReturn Strategy         2016      0.87          1.10 - 1.60        12.80 - 13.37
     Division                    2015      2.81          1.10 - 1.60    (27.09) - (26.72)
     (Commenced 11/19/2014)      2014      0.17                 1.35              (13.36)

  PIMCO VIT Emerging Markets     2017      4.78          1.10 - 1.60          7.81 - 8.35
     Bond Division               2016      4.96          1.10 - 1.60        11.18 - 11.74
     (Commenced 11/19/2014)      2015      5.10          1.10 - 1.60      (4.08) - (3.60)
                                 2014      0.13                 1.35               (3.43)



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                        AS OF DECEMBER 31
                                         ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO           NET
                                             UNITS        HIGHEST ($)      ASSETS ($)
                                         ------------  ----------------  --------------
  PIMCO VIT Unconstrained          2017        11,816     10.17 - 10.33         121,046
     Bond Division                 2016        11,278       9.87 - 9.98         111,866
     (Commenced 11/19/2014 and     2015         6,574       9.61 - 9.66          63,382
     began transactions in 2015)

  TAP 1919 Variable Socially       2017         4,430       5.11 - 5.45          24,126
     Responsive Balanced Division  2016         1,649       4.43 - 4.71           7,602
     (Commenced 12/13/2013 and     2015           501              4.21           2,112
     began transactions in 2015)

                                                  FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  PIMCO VIT Unconstrained          2017      1.41          1.10 - 1.60         3.04 - 3.55
     Bond Division                 2016      1.41          1.10 - 1.60         2.77 - 3.28
     (Commenced 11/19/2014 and     2015      6.69          1.10 - 1.60     (3.52) - (3.04)
     began transactions in 2015)

  TAP 1919 Variable Socially       2017      1.34          0.90 - 1.15       15.41 - 15.70
     Responsive Balanced Division  2016      1.67          0.90 - 1.15         5.02 - 5.28
     (Commenced 12/13/2013 and     2015      1.29                 1.15              (2.84)
     began transactions in 2015)

(a) Prior year has been recast to conform with current year presentation (see footnote 6).

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund, series, or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund, series, or portfolio in which the Division invests. The investment income ratio is calculated as a weighted average ratio since the Division may invest in two or more share classes, within the underlying fund, series, or portfolio of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized Contract expenses of each of the applicable Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, series, or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, series, or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Division.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

              Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                        Page
                                                                                                  ----------
Report of Independent Registered Public Accounting Firm..........................................        2
Financial Statements at December 31, 2017 and 2016 and for the Years Ended December 31, 2017,
  2016 and 2015:
 Consolidated Balance Sheets.....................................................................        3
 Consolidated Statements of Operations...........................................................        4
 Consolidated Statements of Comprehensive Income (Loss)..........................................        5
 Consolidated Statements of Equity...............................................................        6
 Consolidated Statements of Cash Flows...........................................................        7
 Notes to the Consolidated Financial Statements..................................................        9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies....        9
     Note 2 -- Segment Information...............................................................       28
     Note 3 -- Disposition.......................................................................       34
     Note 4 -- Insurance.........................................................................       34
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other
       Intangibles...............................................................................       46
     Note 6 -- Reinsurance.......................................................................       49
     Note 7 -- Closed Block......................................................................       55
     Note 8 -- Investments.......................................................................       57
     Note 9 -- Derivatives.......................................................................       78
     Note 10 -- Fair Value.......................................................................       93
     Note 11 -- Long-term and Short-term Debt....................................................      112
     Note 12 -- Equity...........................................................................      114
     Note 13 -- Other Expenses...................................................................      119
     Note 14 -- Employee Benefit Plans...........................................................      120
     Note 15 -- Income Tax.......................................................................      129
     Note 16 -- Contingencies, Commitments and Guarantees........................................      135
     Note 17 -- Quarterly Results of Operations (Unaudited)......................................      144
     Note 18 -- Related Party Transactions.......................................................      145
Financial Statement Schedules at December 31, 2017 and 2016 and for the Years Ended December 31,
  2017, 2016 and 2015:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related
   Parties.......................................................................................      146
 Schedule III -- Consolidated Supplementary Insurance Information................................      147
 Schedule IV -- Consolidated Reinsurance.........................................................      149

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Metropolitan Life Insurance Company

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes and the schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 19, 2018

We have served as the Company's auditor since at least 1968; however, the specific year has not been determined.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                 2017           2016
                                                             -------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated
 fair value (amortized cost: $157,809 and $155,141,
 respectively)..............................................  $    170,272   $    163,120
Equity securities available-for-sale, at estimated fair
 value (cost: $1,579 and $1,785, respectively)..............         1,658          1,839
Mortgage loans (net of valuation allowances of $271 and
 $267, respectively; includes $520 and $566, respectively,
 under the fair value option)...............................        58,459         56,560
Policy loans................................................         6,006          5,945
Real estate and real estate joint ventures (includes $1,077
 and $1,124, respectively, relating to variable interest
 entities; includes $25 and $56, respectively, of real
 estate held-for-sale)......................................         6,656          6,386
Other limited partnership interests (includes $0 and $14,
 respectively, relating to variable interest entities)......         3,991          3,725
Short-term investments, principally at estimated fair value.         3,155          4,690
Other invested assets (includes $131 and $39, respectively,
 relating to variable interest entities)....................        14,911         17,255
                                                             -------------  -------------
  Total investments.........................................       265,108        259,520
Cash and cash equivalents, principally at estimated fair
 value (includes $12 and $0, respectively, relating to
 variable interest entities)................................         5,069          5,714
Accrued investment income...................................         2,042          2,019
Premiums, reinsurance and other receivables (includes $3
 and $6, respectively, relating to variable interest
 entities)..................................................        22,098         22,383
Deferred policy acquisition costs and value of business
 acquired...................................................         4,348          4,743
Current income tax recoverable..............................            64             --
Other assets (includes $2 and $3, respectively, relating to
 variable interest entities)................................         4,741          4,346
Separate account assets.....................................       130,825        133,836
                                                             -------------  -------------
  Total assets..............................................  $    434,295   $    432,561
                                                             =============  =============
Liabilities and Equity
Liabilities
Future policy benefits......................................  $    119,415   $    115,519
Policyholder account balances...............................        93,939         92,466
Other policy-related balances...............................         7,176          7,103
Policyholder dividends payable..............................           499            510
Policyholder dividend obligation............................         2,121          1,931
Payables for collateral under securities loaned and other
 transactions...............................................        19,871         20,815
Short-term debt.............................................           243            100
Long-term debt (includes $6 and $12, respectively, at
 estimated fair value, relating to variable interest
 entities)..................................................         1,667          1,589
Current income tax payable..................................            --             50
Deferred income tax liability...............................         1,369          2,385
Other liabilities (includes $3 and $0, respectively,
 relating to variable interest entities)....................        27,409         29,497
Separate account liabilities................................       130,825        133,836
                                                             -------------  -------------
  Total liabilities.........................................       404,534        405,801
                                                             -------------  -------------
Contingencies, Commitments and Guarantees (Note 16)
Equity
Metropolitan Life Insurance Company stockholder's equity:
Common stock, par value $0.01 per share; 1,000,000,000
 shares authorized; 494,466,664 shares issued and
 outstanding................................................             5              5
Additional paid-in capital..................................        14,150         14,413
Retained earnings...........................................        10,035          9,033
Accumulated other comprehensive income (loss)...............         5,428          3,119
                                                             -------------  -------------
  Total Metropolitan Life Insurance Company stockholder's
   equity...................................................        29,618         26,570
Noncontrolling interests....................................           143            190
                                                             -------------  -------------
  Total equity..............................................        29,761         26,760
                                                             -------------  -------------
  Total liabilities and equity..............................  $    434,295   $    432,561
                                                             =============  =============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                        2017           2016           2015
                                                                                    ------------   ------------   ------------
Revenues
Premiums...........................................................................  $    22,925    $    22,393    $    21,934
Universal life and investment-type product policy fees.............................        2,227          2,542          2,584
Net investment income..............................................................       10,513         11,083         11,539
Other revenues.....................................................................        1,570          1,478          1,536
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities......................           (7)           (87)           (49)
Other-than-temporary impairments on fixed maturity securities transferred to other
 comprehensive income (loss).......................................................            1            (10)            (5)
Other net investment gains (losses)................................................          340            229            313
                                                                                    ------------   ------------   ------------
  Total net investment gains (losses)..............................................          334            132            259
Net derivative gains (losses)......................................................         (344)        (1,138)           881
                                                                                    ------------   ------------   ------------
  Total revenues...................................................................       37,225         36,490         38,733
                                                                                    ------------   ------------   ------------
Expenses
Policyholder benefits and claims...................................................       25,792         25,313         24,547
Interest credited to policyholder account balances.................................        2,235          2,233          2,183
Policyholder dividends.............................................................        1,097          1,200          1,264
Other expenses.....................................................................        5,135          5,803          6,258
                                                                                    ------------   ------------   ------------
  Total expenses...................................................................       34,259         34,549         34,252
                                                                                    ------------   ------------   ------------
Income (loss) before provision for income tax......................................        2,966          1,941          4,481
Provision for income tax expense (benefit).........................................         (561)           199          1,763
                                                                                    ------------   ------------   ------------
  Net income (loss)................................................................        3,527          1,742          2,718
Less: Net income (loss) attributable to noncontrolling interests...................            2             (8)            --
                                                                                    ------------   ------------   ------------
  Net income (loss) attributable to Metropolitan Life Insurance Company............  $     3,525    $     1,750    $     2,718
                                                                                    ============   ============   ============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                        2017           2016        2015
                                   --------------   ---------   ---------
    Net income (loss).............  $       3,527    $  1,742    $  2,718
    Other comprehensive income
     (loss):
    Unrealized investment gains
     (losses), net of related
     offsets......................          4,079         406     (4,434)
    Unrealized gains (losses) on
     derivatives..................           (848)         36         559
    Foreign currency translation
     adjustments..................             26          13       (101)
    Defined benefit plans
     adjustment...................            129         217         342
                                   --------------   ---------   ---------
     Other comprehensive income
       (loss), before income tax..          3,386         672      (3,634)
    Income tax (expense) benefit
     related to items of other
     comprehensive income (loss)..        (1,077)        (238)      1,285
                                   --------------   ---------   ---------
     Other comprehensive income
       (loss), net of income tax..          2,309         434      (2,349)
                                   --------------   ---------   ---------
    Comprehensive income (loss)...          5,836       2,176         369
    Less: Comprehensive income
     (loss) attributable to
     noncontrolling interest, net
     of income tax................              2          (8)         --
                                   --------------   ---------   ---------
     Comprehensive income (loss)
       attributable to
       Metropolitan Life
       Insurance Company..........  $       5,834    $  2,184    $    369
                                   ==============   =========   =========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                            Accumulated            Total
                                   Additional                  Other         Metropolitan Life
                          Common    Paid-in      Retained   Comprehensive    Insurance Company     Noncontrolling    Total
                          Stock     Capital     Earnings   Income (Loss)    Stockholder's Equity     Interests       Equity
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2014, as previously
 reported............... $      5 $    14,448  $   12,470        $  5,034               $ 31,957         $    392  $  32,349
Prior period revisions
 (Note 1)...............                             (164)                                  (164)                       (164)
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2014...................        5      14,448      12,306           5,034                 31,793              392     32,185
Capital contributions
 from MetLife, Inc......                    4                                                  4                           4
Returns of capital......                  (11)                                               (11)                        (11)
Excess tax benefits
 related to stock-based
 compensation...........                    3                                                  3                           3
Dividends paid to
 MetLife, Inc...........                           (1,489)                                (1,489)                     (1,489)
Change in equity of
 noncontrolling
 interests..............                                                                      --              (20)       (20)
Net income (loss).......                            2,718                                  2,718                       2,718
Other comprehensive
 income (loss), net of
 income tax.............                                           (2,349)                (2,349)                     (2,349)
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2015...................        5      14,444      13,535           2,685                 30,669              372     31,041
Capital contributions
 from MetLife, Inc......                   10                                                 10                          10
Returns of capital......                  (68)                                               (68)                        (68)
Excess tax benefits
 related to stock-based
 compensation...........                   27                                                 27                          27
Dividends paid to
 MetLife, Inc...........                           (3,600)                                (3,600)                     (3,600)
Dividend of
 subsidiaries (Note 3)..                           (2,652)                                (2,652)               2     (2,650)
Change in equity of
 noncontrolling
 interests..............                                                                      --             (176)      (176)
Net income (loss).......                            1,750                                  1,750               (8)     1,742
Other comprehensive
 income (loss), net of
 income tax.............                                              434                    434                         434
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2016...................        5      14,413       9,033           3,119                 26,570              190     26,760
Capital contributions
 from MetLife, Inc......                    6                                                  6                           6
Returns of capital......                  (20)                                               (20)                        (20)
Purchase of operating
 joint venture interest
 from an affiliate
 (Note 8)...............                 (249)                                              (249)                       (249)
Dividends paid to
 MetLife, Inc...........                           (2,523)                                (2,523)                     (2,523)
Change in equity of
 noncontrolling
 interests..............                                                                      --              (49)       (49)
Net income (loss).......                            3,525                                  3,525                2      3,527
Other comprehensive
 income (loss), net of
 income tax.............                                            2,309                  2,309                       2,309
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2017................... $      5 $    14,150  $   10,035        $  5,428               $ 29,618         $    143  $  29,761
                         ======== ===========  ==========  ==============  =====================  ===============  =========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                              2017        2016        2015
                                           ----------  ----------  ----------
  Cash flows from operating activities
  Net income (loss).......................   $  3,527    $  1,742    $  2,718
  Adjustments to reconcile net income
   (loss) to net cash provided by (used
   in) operating activities:
   Depreciation and amortization expenses.        395         367         474
   Amortization of premiums and accretion
    of discounts associated with
    investments, net......................       (823)       (975)       (848)
   (Gains) losses on investments and from
    sales of businesses, net..............       (334)       (132)       (259)
   (Gains) losses on derivatives, net.....        900       1,865        (426)
   (Income) loss from equity method
    investments, net of dividends or
    distributions.........................        314         483         320
   Interest credited to policyholder
    account balances......................      2,235       2,233       2,183
   Universal life and investment-type
    product policy fees...................     (2,227)     (2,542)     (2,584)
   Change in fair value option and
    trading securities....................         17         406         278
   Change in accrued investment income....        (40)         81         113
   Change in premiums, reinsurance and
    other receivables.....................        277      (2,606)       (135)
   Change in deferred policy acquisition
    costs and value of business acquired,
    net...................................        180         108         260
   Change in income tax...................     (2,200)       (438)        238
   Change in other assets.................        309         701         763
   Change in insurance-related
    liabilities and policy-related
    balances..............................      4,029       2,741       2,648
   Change in other liabilities............       (156)      1,731        (461)
   Other, net.............................        (49)         39         (16)
                                           ----------  ----------  ----------
    Net cash provided by (used in)
     operating activities.................      6,354       5,804       5,266
                                           ----------  ----------  ----------
  Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities..............     53,984      74,985      82,744
   Equity securities......................        831         859         651
   Mortgage loans.........................      8,810      11,286      11,189
   Real estate and real estate joint
    ventures..............................        955         762       2,734
   Other limited partnership interests....        565         830       1,185
  Purchases of:
   Fixed maturity securities..............    (55,973)    (72,414)    (76,594)
   Equity securities......................       (607)       (771)       (694)
   Mortgage loans.........................    (10,680)    (16,039)    (16,268)
   Real estate and real estate joint
    ventures..............................       (885)     (1,390)       (823)
   Other limited partnership interests....       (794)       (809)       (668)
  Cash received in connection with
   freestanding derivatives...............      1,661       1,372       1,039
  Cash paid in connection with
   freestanding derivatives...............     (2,688)     (2,451)     (1,012)
  Net change in policy loans..............        (61)         85         357
  Net change in short-term investments....      1,623         694      (1,117)
  Net change in other invested assets.....       (177)       (434)       (603)
  Net change in property, equipment and
   leasehold improvements.................       (177)       (227)         23
                                           ----------  ----------  ----------
    Net cash provided by (used in)
     investing activities.................   $ (3,613)   $ (3,662)   $  2,143
                                           ----------  ----------  ----------

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                   2017         2016         2015
                                                                                 --------     --------     --------
Cash flows from financing activities
Policyholder account balances:
  Deposits...................................................................... $ 70,258     $ 64,962     $ 60,216
  Withdrawals...................................................................  (70,215)     (61,252)     (61,248)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................     (525)        (696)      (2,230)
Long-term debt issued...........................................................      169           45          907
Long-term debt repaid...........................................................      (92)         (58)        (673)
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................     (300)        (321)         (66)
Cash paid in connection with noncontrolling interests...........................      (71)          --         (159)
Dividend of subsidiaries........................................................       --         (115)          --
Dividends paid to MetLife, Inc..................................................   (2,523)      (3,600)      (1,489)
Returns of capital..............................................................       (5)         (68)         (11)
Return of capital associated with the purchase of operating joint venture
 interest from an affiliate (Note 8)............................................     (249)          --           --
Other, net......................................................................      164           24            2
                                                                                 --------     --------     --------
  Net cash provided by (used in) financing activities...........................   (3,389)      (1,079)      (4,751)
                                                                                 --------     --------     --------
Effect of change in foreign currency exchange rates on cash and cash
 equivalents balances...........................................................        3           --           --
                                                                                 --------     --------     --------
  Change in cash and cash equivalents...........................................     (645)       1,063        2,658
Cash and cash equivalents, beginning of year....................................    5,714        4,651        1,993
                                                                                 --------     --------     --------
  Cash and cash equivalents, end of year........................................ $  5,069     $  5,714     $  4,651
                                                                                 ========     ========     ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
Interest........................................................................ $    105     $    114     $    123
                                                                                 ========     ========     ========
Income tax...................................................................... $  1,693     $    819     $  1,217
                                                                                 ========     ========     ========
Non-cash transactions
Capital contributions from MetLife, Inc......................................... $      6     $     10     $      4
                                                                                 ========     ========     ========
Returns of capital.............................................................. $     15     $     --     $     --
                                                                                 ========     ========     ========
Fixed maturity securities received in connection with pension risk transfer
 transactions................................................................... $     --     $    985     $    903
                                                                                 ========     ========     ========
Transfer of fixed maturity securities from affiliates........................... $    292     $    367     $     --
                                                                                 ========     ========     ========
Transfer of fixed maturity securities to affiliates............................. $     --     $  3,940     $     --
                                                                                 ========     ========     ========
Transfer of mortgage loans to affiliates........................................ $     --     $    626     $     --
                                                                                 ========     ========     ========
Deconsolidation of real estate investment vehicles (1):
  Reduction of long-term debt................................................... $     --     $     --     $    543
                                                                                 ========     ========     ========
  Reduction of real estate and real estate joint ventures....................... $     --     $    354     $    389
                                                                                 ========     ========     ========
  Increase in noncontrolling interests.......................................... $     --     $     --     $    153
                                                                                 ========     ========     ========
  Reduction of noncontrolling interests......................................... $     --     $    354     $     --
                                                                                 ========     ========     ========
Disposal of subsidiaries:
Assets disposed................................................................. $     --     $ 27,476     $     --
Liabilities disposed............................................................       --      (24,572)          --
                                                                                 --------     --------     --------
  Net assets disposed...........................................................       --        2,904           --
Cash disposed...................................................................       --         (115)          --
Dividend of interests in subsidiaries...........................................       --       (2,789)          --
                                                                                 --------     --------     --------
  Loss on dividend of interests in subsidiaries................................. $     --     $     --     $     --
                                                                                 ========     ========     ========

---------

(1) For the year ended December 31, 2015, amounts represent the impact of the consolidation of a real estate investment vehicle, offset by the subsequent deconsolidation of such real estate investment vehicle.

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a provider of insurance, annuities, employee benefits and asset management and is organized into two segments: U.S. and MetLife Holdings. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

    The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  Discontinued Operations

    The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results.

  Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

  Revisions

    On December 15, 2017, MetLife, Inc. announced that it was undertaking a review of practices and procedures used to estimate its reserves related to certain Retirement and Income Solutions ("RIS") group annuitants who have been unresponsive or missing over time. As a result of this process, the Company increased reserves by $510 million, before income tax, to reinstate reserves previously released, and to reflect accrued interest and other related liabilities. Of this increase, $372 million was considered an error and, recording this amount in the fourth quarter of 2017 financial statements would have had a material effect on the results of operations for 2017. As a result of this adjustment, amounts previously reported have been immaterially restated. The impact of this revision to net income (loss) attributable to Metropolitan Life Insurance Company was a reduction of $21 million and $20 million for the years ended December 31, 2016 and 2015, respectively. In addition, the Company has corrected other unrelated immaterial errors which were previously recorded in the periods the Company identified them.

    The impact of the revisions is shown in the tables below:

                                                                         December 31, 2016
                                                                  -------------------------------
                                                                      As
                                                                  Previously              As
Consolidated Balance Sheets                                        Reported  Revisions  Revised
----------------------------------------------------------------- ---------- --------- ----------
                                                                           (In millions)
Liabilities
  Future policy benefits......................................... $  115,556 $    (37) $  115,519
  Other policy-related balances.................................. $    6,731 $    372  $    7,103
  Deferred income tax liability.................................. $    2,503 $   (118) $    2,385
  Total liabilities.............................................. $  405,584 $    217  $  405,801
Equity
  Retained earnings.............................................. $    9,250 $   (217) $    9,033
  Total Metropolitan Life Insurance Company stockholder's equity. $   26,787 $   (217) $   26,570
  Total equity................................................... $   26,977 $   (217) $   26,760

                                                                   For the Years Ended December 31,
                                                     -------------------------------------------------------------
                                                                 2016                           2015
                                                     ----------------------------- -------------------------------
                                                         As                            As
                                                     Previously             As     Previously              As
Consolidated Statements of Operations                 Reported  Revisions Revised   Reported  Revisions  Revised
---------------------------------------------------- ---------- --------- -------- ---------- --------- ----------
                                                                 (In millions, except per share data)
Revenues
  Net investment income............................. $  11,083   $    --  $ 11,083 $  11,577  $    (38) $   11,539
  Total revenues.................................... $  36,490   $    --  $ 36,490 $  38,771  $    (38) $   38,733
Expenses
  Policyholder benefits and claims.................. $  25,291   $    22  $ 25,313 $  24,527  $     20  $   24,547
  Total expenses.................................... $  34,527   $    22  $ 34,549 $  34,232  $     20  $   34,252
Income (loss) before provision for income tax....... $   1,963   $   (22) $  1,941 $   4,539  $    (58) $    4,481
Provision for income tax expense (benefit).......... $     207   $    (8) $    199 $   1,782  $    (19) $    1,763
Net income (loss)................................... $   1,756   $   (14) $  1,742 $   2,757  $    (39) $    2,718
Net income (loss) attributable to Metropolitan Life
 Insurance Company.................................. $   1,764   $   (14) $  1,750 $   2,757  $    (39) $    2,718

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


                                                                       For the Years Ended December 31,
                                                        ---------------------------------------------------------------
                                                                     2016                            2015
                                                        ------------------------------ --------------------------------
                                                            As                             As
                                                        Previously              As     Previously               As
Consolidated Statements of Comprehensive Income (Loss)   Reported  Revisions  Revised   Reported  Revisions   Revised
------------------------------------------------------  ---------- ---------  -------- ---------- ---------  ----------
                                                                                 (In millions)
    Net income (loss).................................. $    1,756 $     (14) $  1,742 $    2,757 $     (39) $    2,718
    Comprehensive income (loss)........................ $    2,190 $     (14) $  2,176 $      408 $     (39) $      369
     Comprehensive income (loss) attributable to
       Metropolitan Life Insurance Company............. $    2,198 $     (14) $  2,184 $      408 $     (39) $      369

                                                                    As
                                                                Previously              As
Consolidated Statements of Equity                                Reported  Revisions  Revised
--------------------------------------------------------------- ---------- --------- ---------
                                                                        (In millions)
Retained Earnings
  Balance at December 31, 2014................................. $  12,470  $   (164) $  12,306
  Net income (loss)............................................ $   2,757  $    (39) $   2,718
  Balance at December 31, 2015................................. $  13,738  $   (203) $  13,535
  Net income (loss)............................................ $   1,764  $    (14) $   1,750
  Balance at December 31, 2016................................. $   9,250  $   (217) $   9,033
Total Metropolitan Life Insurance Company Stockholder's Equity
  Balance at December 31, 2014................................. $  31,957  $   (164) $  31,793
  Balance at December 31, 2015................................. $  30,872  $   (203) $  30,669
  Balance at December 31, 2016................................. $  26,787  $   (217) $  26,570
Total Equity
  Balance at December 31, 2014................................. $  32,349  $   (164) $  32,185
  Balance at December 31, 2015................................. $  31,244  $   (203) $  31,041
  Balance at December 31, 2016................................. $  26,977  $   (217) $  26,760

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


                                                                             For the Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                            2016                           2015
                                                               -----------------------------  -----------------------------
                                                                   As                             As
                                                               Previously              As     Previously              As
Consolidated Statements of Cash Flows                           Reported  Revisions  Revised   Reported  Revisions  Revised
-------------------------------------------------------------  ---------- --------- --------  ---------- --------- --------
                                                                                       (In millions)
Cash flows from operating activities
  Net income (loss)...........................................  $  1,756    $ (14)  $  1,742   $  2,757    $ (39)  $  2,718
  Change in income tax........................................  $   (430)   $  (8)  $   (438)  $    257    $ (19)  $    238
  Change in insurance-related liabilities and policy-related
   balances...................................................  $  2,719    $  22   $  2,741   $  2,628    $  20   $  2,648
  Change in other liabilities.................................  $  1,731    $  --   $  1,731   $   (499)   $  38   $   (461)

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

--------------------------------------------------------------------------------------------
Accounting Policy                                                                       Note
--------------------------------------------------------------------------------------------
Insurance                                                                               4
--------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles     5
--------------------------------------------------------------------------------------------
Reinsurance                                                                             6
--------------------------------------------------------------------------------------------
Investments                                                                             8
--------------------------------------------------------------------------------------------
Derivatives                                                                             9
--------------------------------------------------------------------------------------------
Fair Value                                                                             10
--------------------------------------------------------------------------------------------
Employee Benefit Plans                                                                 14
--------------------------------------------------------------------------------------------
Income Tax                                                                             15
--------------------------------------------------------------------------------------------
Litigation Contingencies                                                               16
--------------------------------------------------------------------------------------------

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long-duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

     Premium deficiency reserves may also be established for short-duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short-duration contracts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Liabilities for universal and variable life policies with secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

     Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

     The Company issues directly and assumes through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit adjusted for withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of a specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or
   (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   Other Policy-Related Balances

     Other policy-related balances include policy and contract claims, premiums received in advance, unearned revenue liabilities, obligations assumed under structured settlements, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported ("IBNR") death, disability, long-term care and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of IBNR claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

     See Note 4 for additional information on obligations assumed under structured settlement assignments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Recognition of Insurance Revenues and Deposits

     Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to short-duration non-medical health, disability and accident & health contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

     All revenues and expenses are presented net of reinsurance, as applicable.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .   incremental direct costs of contract acquisition, such as commissions;

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 ------------------------------------------------------------------------------
 . Nonparticipating and                   Actual and expected future gross
   non-dividend-paying traditional        premiums.
   contracts:
  .  Term insurance
  .  Nonparticipating whole life
     insurance
  .  Traditional group life insurance
  .  Non-medical health insurance
 ------------------------------------------------------------------------------
 . Participating, dividend-paying         Actual and expected future gross
   traditional contracts                  margins.
 ------------------------------------------------------------------------------
 . Fixed and variable universal life      Actual and expected future gross
   contracts                              profits.
 . Fixed and variable deferred annuity
   contracts

    See Note 5 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

  Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

     Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

     The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

     Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts, and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities." The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

     The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "Fixed Maturity and Equity Securities AFS -- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

     With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

     The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

     Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

     Also included in mortgage loans are residential mortgage loans for which the fair value option ("FVO") was elected and which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment income.

   Policy Loans

     Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

     Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

     Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Real Estate Joint Ventures and Other Limited Partnership Interests

     The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

     The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments when such distributions become payable or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

     The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

     Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

     Other invested assets consist principally of the following:

  . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

  . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method. See
      Note 15.

  . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  . Annuities funding structured settlement claims represent annuities funding claims assumed by the Company in its capacity as a structured settlements assignment company. The annuities are stated at their contract value, which represents the present value of the future periodic claim payments to be provided. The net investment income recognized reflects the amortization of discount of the annuity at its implied effective interest rate. See Note 4.

  . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. Leveraged leases derive investment returns in part from their income tax treatment. The Company regularly reviews residual values for impairment.

  . Direct financing leases gross investment is equal to the minimum lease payments plus the unguaranteed residual value. Income is recorded by applying the pre-tax internal rate of return to the investment balance. The Company regularly reviews lease receivables for impairment.

  . Funds withheld represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

  . Investment in an operating joint venture that engages in insurance underwriting activities accounted for under the equity method.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Securities Lending Program

     Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

   Repurchase Agreements

     The Company participates in short-term repurchase agreements with unaffiliated financial institutions. Under these agreements, the Company lends fixed maturity securities and receives cash as collateral in an amount generally equal to 95% to 100% of the estimated fair value of the securities loaned at the inception of the transaction. The associated liability is recorded at the amount of cash received. The Company monitors the estimated fair value of the collateral and the securities loaned throughout the duration of the transaction and additional collateral is obtained as necessary. Securities loaned under such transactions may be sold or re-pledged by the transferee.

  Derivatives

   Freestanding Derivatives

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

Statement of Operations Presentation:  Derivative:
-----------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       Economic hedges of variable annuity guarantees included in future policy benefits
-----------------------------------------------------------------------------------------------------------
Net investment income                  Economic hedges of equity method investments in joint ventures
                                       All derivatives held in relation to trading portfolios

   Hedge Accounting

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

     In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

     The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

  . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

  . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

  . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

     Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management's judgment are used to determine the estimated fair value of assets and liabilities.

  Employee Benefit Plans

    The Company sponsors and administers various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

    The Company recognizes the funded status of each of its defined benefit pension and postretirement benefit plans, measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits in other assets or other liabilities.

    Actuarial gains and losses result from differences between the actual experience and the assumed experience on plan assets or PBO during a particular period and are recorded in accumulated OCI ("AOCI"). To the extent such gains and losses exceed 10% of the greater of the PBO or the estimated fair value of plan assets, the excess is amortized into net periodic benefit costs, generally over the average projected future service years of the active employees. In addition, prior service costs (credit) are recognized in AOCI at the time of the amendment and then amortized to net periodic benefit costs over the average projected future service years of the active employees.

    Net periodic benefit costs are determined using management's estimates and actuarial assumptions and are comprised of service cost, interest cost, settlement and curtailment costs, expected return on plan assets, amortization of net actuarial (gains) losses, and amortization of prior service costs (credit). Fair value is used to determine the expected return on plan assets.

    The Company also sponsors defined contribution plans for substantially all employees under which a portion of employee contributions is matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the defined contribution plans, no liability for matching contributions is recognized on the balance sheets.

  Income Tax

    Metropolitan Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life insurance and non-life insurance federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Metropolitan Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Metropolitan Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Metropolitan Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .   the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdictions;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .   future reversals of existing taxable temporary differences;

  .   taxable income in prior carryback years; and

  .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed into law H.R. 1, commonly referred to as the Tax Cuts and Jobs Act of 2017 ("U.S. Tax Reform"). See
  Note 15 for additional information on U.S. Tax Reform and related Staff Accounting Bulletin ("SAB") 118 provisional amounts.

  Litigation Contingencies

    The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Except as otherwise disclosed in Note 16, legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Stock-Based Compensation

     Stock-based compensation recognized on the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     MetLife, Inc. grants certain employees stock-based compensation awards under various plans that are subject to specific vesting conditions. With the exception of performance shares granted in 2013 and after which are re-measured quarterly, the cost of all stock-based transactions is measured at fair value at the grant date and recognized over the period during which a grantee is required to provide services in exchange for the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon the attainment of the applicable criteria for post-employment award continuation, the requisite service period subsequent to attaining such criteria is considered non-substantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of such criteria. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

   Cash and Cash Equivalents

     The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to 25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.2 billion and $1.3 billion at December 31, 2017 and 2016, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $614 million and $673 million at December 31, 2017 and 2016, respectively. Related depreciation and amortization expense was $124 million, $139 million and $159 million for the years ended December 31, 2017, 2016 and 2015, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.7 billion and $1.5 billion at December 31, 2017 and 2016, respectively. Accumulated amortization of capitalized software was $1.3 billion and $1.1 billion at December 31, 2017 and 2016, respectively. Related amortization expense was $164 million, $132 million and $150 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   Other Revenues

     Other revenues primarily include, in addition to items described elsewhere herein, prepaid legal plan fees, administrative service fees, and fees related to certain stable value products. Such fees are recognized in the period in which services are performed.

   Policyholder Dividends

     Policyholder dividends are approved annually by Metropolitan Life Insurance Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life Insurance Company.

   Foreign Currency

     Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Goodwill

     Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

     The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

     The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may determine the fair values of its reporting units by applying a market multiple, discounted cash flow, and/or an actuarial based valuation approach.

     For the 2017 annual goodwill impairment tests, the Company concluded that goodwill was not impaired. The goodwill balance was $70 million in the U.S segment and $31 million in the MetLife Holdings segment, at both
   December 31, 2017 and 2016.

Adoption of New Accounting Pronouncements

  Effective January 1, 2017, the Company early adopted guidance relating to business combinations. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The adoption did not have a material impact on the Company's consolidated financial statements.

  Effective January 1, 2017, the Company retrospectively adopted guidance relating to consolidation. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption did not have a material impact on the Company's consolidated financial statements.

  Effective January 1, 2016, the Company retrospectively adopted guidance relating to short-duration contracts. The new guidance requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates, including information on: (i) reconciling from the claim development table to the balance sheet liability, (ii) methodologies and judgments in estimating claims, and (iii) the timing and frequency of claims. The adoption did not have an impact on the Company's consolidated financial statements other than expanded disclosures in Note 4.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 8, reflect the application of the new guidance.

Other

  Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $751 million, gross derivative liabilities by $603 million, accrued investment income by $55 million, accrued investment expense recorded within other liabilities by $10 million, collateral receivables recorded within premiums, reinsurance and other receivables of $226 million, and collateral payables recorded within payables for collateral under securities loaned and other transactions of $419 million.

Future Adoption of New Accounting Pronouncements

  In February 2018, the Financial Accounting Standards Board ("FASB") issued new guidance on reporting comprehensive income (Accounting Standards Update ("ASU") 2018-02, Income Statement-Reporting Comprehensive Income (Topic 220):
Reclassification of Certain Tax Effects from AOCI). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate or law in U.S. Tax Reform is recognized. Early adoption is permitted. Current GAAP guidance requires that the effect of a change in tax laws or rates on deferred tax liabilities or assets to be included in income from continuing operations in the reporting period that includes the enactment date, even if the related income tax effects were originally charged or credited directly to AOCI. The new guidance allows a reclassification of AOCI to retained earnings for stranded tax effects resulting from U.S. Tax Reform. Also, the new guidance requires certain disclosures about stranded tax effects. The Company will early adopt the new guidance in the first quarter of 2018. The Company expects the impact of the new guidance at adoption will be a decrease to retained earnings as of January 1, 2018 of approximately $1.0 billion with a corresponding increase to AOCI.

  In August 2017, the FASB issued new guidance on hedging activities
(ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings. Early adoption is permitted. The new guidance simplifies the application of hedge accounting in certain situations and amends the hedge accounting model to enable entities to better portray the economics of their risk management activities in the financial statements. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

  In March 2017, the FASB issued new guidance on purchased callable debt securities (ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt
Securities). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings. Early adoption is permitted. The ASU shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. However, the new guidance does not require an accounting change for securities held at a discount whose discount continues to be amortized to maturity. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  In March 2017, the FASB issued new guidance on the presentation of net periodic pension cost and net periodic postretirement benefit cost
(ASU 2017-07, Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost). The new guidance is effective for annual periods beginning after December 15, 2017 and interim periods within those annual periods. The guidance requires that an employer that offers to its employees defined benefit pension or other postretirement benefit plans report the service cost component in the same line item or items as other compensation costs. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. If a separate line item is not used, the line item used in the income statement to present the other components of net benefit cost must be disclosed. In addition, the guidance allows only the service cost component to be eligible for capitalization when applicable. The guidance should be applied retrospectively for the presentation of the service cost component in the income statement with a practical expedient for the estimation basis for applying the retrospective presentation requirements, and prospectively for the capitalization of the service component. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

  In February 2017, the FASB issued new guidance on derecognition of nonfinancial assets (ASU 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment to retained earnings at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

  In January 2017, the FASB issued new guidance on goodwill impairment
(ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment). The new guidance is effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The new guidance simplifies the current two-step goodwill impairment test by eliminating Step 2 of the test. The new guidance requires a one-step impairment test in which an entity compares the fair value of a reporting unit with its carrying amount and recognizes an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value, if any. The Company expects the adoption of the new guidance will reduce the complexity involved with the evaluation of goodwill for impairment. The impact of this guidance will depend on the outcomes of future goodwill impairment tests.

  In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): A consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

  In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. The Company will apply the guidance as of January 1, 2018. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Based on the Company's assessment of the intra-entity asset transfers and related deferred income taxes that are in scope, the Company expects the adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. The new guidance addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

  In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments - Credit Losses
(Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

  In February 2016, the FASB issued new guidance on leasing transactions
(ASU 2016-02, Leases - Topic 842). The new guidance is effective for the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, and requires a modified retrospective transition approach. Early adoption is permitted. The new guidance requires a lessee to recognize assets and liabilities for leases with lease terms of more than 12 months. Leases would be classified as finance or operating leases and both types of leases will be recognized on the balance sheet. Lessor accounting will remain largely unchanged from current guidance except for certain targeted changes. The new guidance will also require new qualitative and quantitative disclosures. The Company's implementation efforts are primarily focused on the review of its existing lease contracts, identification of other contracts that may fall under the scope of the new guidance, and performing a gap analysis on the current state of lease-related activities compared with the future state of lease-related activities. The Company is currently evaluating the overall impact of the new guidance on its consolidated financial statements.

  In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities, as amended by ASU 2018-03, Financial Instruments-Overall: Technical Corrections and Improvements, issued in February
2018) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The Company will utilize a modified retrospective approach to adopt the new guidance effective January 1, 2018. The expected impact related to the change in accounting for equity securities AFS will be $63 million of net unrealized investment gains, net of income tax, which will be reclassified from AOCI to retained earnings. The estimated financial statement impact related to cost method other limited partnership interests and real estate joint ventures was not material.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers - Topic 606), effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. The Company will apply the guidance retrospectively with a cumulative-effect adjustment as of January 1, 2018. The new guidance supersedes nearly all existing revenue recognition guidance under U.S. GAAP. However, it does not impact the accounting for insurance and investment contracts within the scope of Accounting Standards Codification (ASC) Topic 944, Financial Services - Insurance, leases, financial instruments and certain guarantees. For those contracts that are impacted, the new guidance requires an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company identified revenue streams within the scope of the guidance that are all included within other revenues in the consolidated statements of operations and evaluated the related contracts, primarily consisting of prepaid legal plans and administrative-only contracts within the U.S. segment, and distribution and administrative services fees within the MetLife Holdings segment. As other revenues represents approximately 4% of consolidated total revenues for the year ended December 31, 2017, the modified retrospective adoption as of January 1, 2018, did not have a material impact on the Company's consolidated financial position and the Company has not identified any material prospective changes in the recognition and measurement of other revenue. The Company expects to expand its qualitative disclosures within the notes to the consolidated financial statements.

Other

  Effective January 16, 2018, the London Clearing House ("LCH") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments will impact the accounting treatment of the Company's centrally cleared derivatives, for which the LCH serves as the central clearing party. The application of the amended rulebook is expected to reduce the gross derivative assets and liabilities, as well as the related collateral, recorded on the consolidated balance sheet for trades cleared through the LCH. The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: U.S. and MetLife Holdings. In addition, the Company reports certain of its results of operations in Corporate & Other.

  On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") through a distribution of 96,776,670 shares of the 119,773,106 shares of Brighthouse Financial, Inc. common stock outstanding, representing 80.8% of those shares, to MetLife, Inc. common shareholders (the "Separation"). MetLife, Inc. retained the remaining ownership interest of 22,996,436 shares, or 19.2%, of Brighthouse Financial, Inc. common stock outstanding.

U.S.

  The U.S. segment offers a broad range of protection products and services aimed at serving the financial needs of customers throughout their lives. These products are sold to corporations and their respective employees, other institutions and their respective members, as well as individuals. The U.S. segment is organized into two businesses: Group Benefits and Retirement and Income Solutions.

 . The Group Benefits business offers insurance products and services which include life, dental, group short- and long-term disability, individual disability, accidental death and dismemberment, vision and accident & health coverages, as well as prepaid legal plans. This business also sells administrative services-only arrangements to some employers.

 . The Retirement and Income Solutions business offers a broad range of annuity and investment products, including capital market investment products, institutional income annuities, stable value and pension risk transfer products. This business also includes products to fund tort settlements, as well as postretirement benefits and company-, bank- or trust-owned life insurance.

MetLife Holdings

  The MetLife Holdings segment consists of operations relating to products and businesses no longer actively marketed by the Company, such as variable, universal, term and whole life insurance, variable, fixed and index-linked annuities and long-term care insurance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


Corporate & Other

  Corporate & Other contains the excess capital, as well as certain charges and activities, not allocated to the segments, including enterprise-wide strategic initiative restructuring charges and various start-up businesses (including the direct to consumer portion of the U.S. Direct business). Corporate & Other also includes the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. For the years ended December 31, 2016 and 2015, Corporate & Other includes business of the Company that was transferred to Brighthouse. In addition, Corporate & Other includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

Financial Measures and Segment Accounting Policies

  Adjusted earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, adjusted earnings is also the Company's GAAP measure of segment performance and is reported below. Adjusted earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of adjusted earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

  Adjusted earnings is defined as adjusted revenues less adjusted expenses, net of income tax.

  The financial measures of adjusted revenues and adjusted expenses focus on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, and revenues and costs related to non-core products and certain entities required to be consolidated under GAAP. Also, these measures exclude results of discontinued operations under GAAP and other businesses that have been or will be sold or exited by MLIC but do not meet the discontinued operations criteria under GAAP and are referred to as divested businesses. Divested businesses also includes the net impact of transactions with exited businesses that have been eliminated in consolidation under GAAP and costs relating to businesses that have been or will be sold or exited by MLIC that do not meet the criteria to be included in results of discontinued operations under GAAP. Adjusted revenues also excludes net investment gains (losses) and net derivative gains (losses).

  The following additional adjustments are made to revenues, in the line items indicated, in calculating adjusted revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) excludes post-tax adjusted earnings adjustments relating to insurance joint ventures accounted for under the equity method and (iii) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to expenses, in the line items indicated, in calculating adjusted expenses:

 .   Policyholder benefits and claims and policyholder dividends excludes:
     (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses), (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (iii) benefits and hedging costs related to GMIBs ("GMIB Costs") and (iv) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs and (iii) Market Value Adjustments;

 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to noncontrolling interests and goodwill impairments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for adjusted earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

  MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, net income (loss) or adjusted earnings.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

                                                                 MetLife    Corporate                               Total
Year Ended December 31, 2017                           U.S.      Holdings    & Other      Total     Adjustments  Consolidated
--------------------------------------------------- ----------  ----------  ---------  -----------  -----------  ------------
                                                                                  (In millions)
Revenues
Premiums........................................... $   19,496  $    3,420  $       9  $    22,925   $       --   $    22,925
Universal life and investment-type product policy
 fees..............................................      1,004       1,126         --        2,130           97         2,227
Net investment income..............................      6,206       4,920       (243)      10,883         (370)       10,513
Other revenues.....................................        781         200        589        1,570           --         1,570
Net investment gains (losses)......................         --          --         --           --          334           334
Net derivative gains (losses)......................         --          --         --           --         (344)         (344)
                                                    ----------  ----------  ---------  -----------  -----------  ------------
  Total revenues...................................     27,487       9,666        355       37,508         (283)       37,225
                                                    ----------  ----------  ---------  -----------  -----------  ------------
Expenses
Policyholder benefits and claims and policyholder
 dividends.........................................     20,558       6,006          4       26,568          321        26,889
Interest credited to policyholder account balances.      1,459         779         --        2,238           (3)        2,235
Capitalization of DAC..............................        (48)        (13)        --          (61)          --           (61)
Amortization of DAC and VOBA.......................         56         303         --          359         (118)          241
Interest expense on debt...........................         11           8         87          106           --           106
Other expenses.....................................      2,717       1,201        930        4,848            1         4,849
                                                    ----------  ----------  ---------  -----------  -----------  ------------
  Total expenses...................................     24,753       8,284      1,021       34,058          201        34,259
                                                    ----------  ----------  ---------  -----------  -----------  ------------
Provision for income tax expense (benefit).........        954         427       (368)       1,013       (1,574)         (561)
                                                    ----------  ----------  ---------  -----------               ------------
  Adjusted earnings................................ $    1,780  $      955  $    (298)       2,437
                                                    ==========  ==========  =========
Adjustments to:
Total revenues.....................................                                           (283)
Total expenses.....................................                                           (201)
Provision for income tax (expense) benefit.........                                          1,574
                                                                                       -----------
  Net income (loss)..........................................                          $     3,527                $     3,527
                                                                                       ===========               ============

                                                     MetLife   Corporate
 At December 31, 2017                       U.S.     Holdings   & Other    Total
---------------------------------------  ---------- ---------- --------- ----------
                                                       (In millions)
 Total assets........................... $  245,750 $  163,397 $  25,148 $  434,295
 Separate account assets................ $   80,240 $   50,585 $      -- $  130,825
 Separate account liabilities........... $   80,240 $   50,585 $      -- $  130,825

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

                                                                   MetLife     Corporate                               Total
Year Ended December 31, 2016                            U.S.       Holdings     & Other      Total     Adjustments  Consolidated
--------------------------------------------------- -----------  -----------  ----------  -----------  -----------  ------------
                                                                                   (In millions)
Revenues
Premiums........................................... $    17,921  $     4,411  $       61  $    22,393  $        --  $    22,393
Universal life and investment-type product policy
 fees..............................................         988        1,236         216        2,440          102        2,542
Net investment income..............................       6,075        5,606         (67)      11,614         (531)      11,083
Other revenues.....................................         750          110         618        1,478           --        1,478
Net investment gains (losses)......................          --           --          --           --          132          132
Net derivative gains (losses)......................          --           --          --           --       (1,138)      (1,138)
                                                    -----------  -----------  ----------  -----------  -----------  -----------
  Total revenues...................................      25,734       11,363         828       37,925       (1,435)      36,490
                                                    -----------  -----------  ----------  -----------  -----------  -----------
Expenses
Policyholder benefits and claims and
 policyholder dividends............................      18,968        7,244         130       26,342          171       26,513
Interest credited to policyholder account balances.       1,297          907          32        2,236           (3)       2,233
Capitalization of DAC..............................         (60)        (267)         (5)        (332)          --         (332)
Amortization of DAC and VOBA.......................          56          675          56          787         (346)         441
Interest expense on debt...........................          10            7          95          112           --          112
Other expenses.....................................       2,770        1,850         825        5,445          137        5,582
                                                    -----------  -----------  ----------  -----------  -----------  -----------
  Total expenses...................................      23,041       10,416       1,133       34,590          (41)      34,549
                                                    -----------  -----------  ----------  -----------  -----------  -----------
Provision for income tax expense (benefit).........         963          274        (551)         686         (487)         199
                                                    -----------  -----------  ----------  -----------               -----------
  Adjusted earnings................................ $     1,730  $       673  $      246        2,649
                                                    ===========  ===========  ==========
Adjustments to:
Total revenues.....................................                                            (1,435)
Total expenses.....................................                                                41
Provision for income tax (expense) benefit.........                                               487
                                                                                          -----------
  Net income (loss)....................................................................   $     1,742               $     1,742
                                                                                          ===========               ===========

                                             MetLife     Corporate
At December 31, 2016              U.S.       Holdings     & Other      Total
----------------------------- ------------ ------------ ----------- ------------
                                                (In millions)
Total assets................. $    247,555 $    163,024 $    21,982 $    432,561
Separate account assets...... $     85,854 $     47,982 $        -- $    133,836
Separate account liabilities. $     85,854 $     47,982 $        -- $    133,836

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                   MetLife     Corporate                              Total
Year Ended December 31, 2015                            U.S.       Holdings     & Other      Total     Adjustments Consolidated
--------------------------------------------------- -----------  -----------  ----------  -----------  ----------- ------------
                                                                                   (In millions)
Revenues
Premiums........................................... $    17,340  $     4,527  $       67  $    21,934  $       --  $    21,934
Universal life and investment-type product policy
 fees..............................................         941        1,294         249        2,484         100        2,584
Net investment income..............................       6,011        5,890          94       11,995        (456)      11,539
Other revenues.....................................         729          135         672        1,536          --        1,536
Net investment gains (losses)......................          --           --          --           --         259          259
Net derivative gains (losses)......................          --           --          --           --         881          881
                                                    -----------  -----------  ----------  -----------  ----------  -----------
  Total revenues...................................      25,021       11,846       1,082       37,949         784       38,733
                                                    -----------  -----------  ----------  -----------  ----------  -----------
Expenses
Policyholder benefits and claims and policyholder
 dividends.........................................      18,415        7,207         125       25,747          64       25,811
Interest credited to policyholder account balances.       1,212          933          34        2,179           4        2,183
Capitalization of DAC..............................         (71)        (409)         (2)        (482)         --         (482)
Amortization of DAC and VOBA.......................          59          527          44          630         112          742
Interest expense on debt...........................           5            4         113          122          --          122
Other expenses.....................................       2,724        1,825       1,324        5,873           3        5,876
                                                    -----------  -----------  ----------  -----------  ----------  -----------
  Total expenses...................................      22,344       10,087       1,638       34,069         183       34,252
                                                    -----------  -----------  ----------  -----------  ----------  -----------
Provision for income tax expense (benefit).........         961          556          37        1,554         209        1,763
                                                    -----------  -----------  ----------  -----------              -----------
  Adjusted earnings................................ $     1,716  $     1,203  $     (593)       2,326
                                                    ===========  ===========  ==========
Adjustments to:
Total revenues.....................................                                               784
Total expenses.....................................                                              (183)
Provision for income tax (expense) benefit.........                                              (209)
                                                                                          -----------
  Net income (loss)................................                                       $     2,718              $     2,718
                                                                                          ===========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                   Years Ended December 31,
                                                   -----------------------
                                                    2017     2016    2015
                                                   -------  ------- -------
                                                        (In millions)
     Life insurance............................... $13,139  $13,907 $13,811
     Accident & health insurance..................   7,933    7,889   7,475
     Annuities....................................   5,390    4,379   4,548
     Non-insurance................................     260      238     220
                                                   -------  ------- -------
      Total....................................... $26,722  $26,413 $26,054
                                                   =======  ======= =======

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from one U.S. customer were $2.8 billion, $2.8 billion and $2.7 billion for the years ended December 31, 2017, 2016 and 2015, respectively, which represented 11%, 10% and 10%, respectively, of consolidated premiums, universal life and investment-type product policy fees and other revenues. Revenues derived from any other customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Disposition

  In December 2016, the Company distributed to MetLife, Inc. as a non-cash extraordinary dividend all of the issued and outstanding shares of common stock of its wholly-owned subsidiaries, New England Life Insurance Company ("NELICO") and General American Life Insurance Company ("GALIC"). The net book value of NELICO and GALIC at the time of the dividend was $2.9 billion, which was recorded as a dividend of retained earnings of $2.7 billion and a decrease to other comprehensive income of $254 million, net of income tax. As of the date of the dividend payment, the Company no longer consolidates the assets, liabilities and operations of NELICO and GALIC.

4. Insurance

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                         -----------------
                                           2017     2016
                                         -------- --------
                                           (In millions)
                      U.S............... $131,224 $124,877
                      MetLife Holdings..   89,012   89,874
                      Corporate & Other.      294      337
                                         -------- --------
                       Total............ $220,530 $215,088
                                         ======== ========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

-------------------------------------------------------------------------------
Product Type:                Measurement Assumptions:
-------------------------------------------------------------------------------
Participating life           Aggregate of (i) net level premium reserves for
                               death and endowment policy benefits (calculated
                               based upon the non-forfeiture interest rate,
                               ranging from 3% to 7%, and mortality rates
                               guaranteed in calculating the cash surrender
                               values described in such contracts); and
                               (ii) the liability for terminal dividends.
-------------------------------------------------------------------------------
Nonparticipating life        Aggregate of the present value of future expected
                               benefit payments and related expenses less the
                               present value of future expected net premiums.
                               Assumptions as to mortality and persistency are
                               based upon the Company's experience when the
                               basis of the liability is established. Interest
                               rate assumptions for the aggregate future
                               policy benefit liabilities range from 2% to 11%.
-------------------------------------------------------------------------------
Individual and group         Present value of future expected payments.
traditional fixed annuities    Interest rate assumptions used in establishing
after annuitization            such liabilities range from 1% to 11%.
-------------------------------------------------------------------------------
Non-medical health           The net level premium method and assumptions as
insurance                      to future morbidity, withdrawals and interest,
                               which provide a margin for adverse deviation.
                               Interest rate assumptions used in establishing
                               such liabilities range from 4% to 7%.
-------------------------------------------------------------------------------
Disabled lives               Present value of benefits method and experience
                               assumptions as to claim terminations, expenses
                               and interest. Interest rate assumptions used in
                               establishing such liabilities range from 2% to
                               8%.
-------------------------------------------------------------------------------

  Participating business represented 4% of the Company's life insurance in-force at both December 31, 2017 and 2016. Participating policies represented 21%, 26% and 27% of gross traditional life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from less than 1% to 13%, less expenses, mortality charges and withdrawals.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in
Note 9. Guarantees accounted for as insurance liabilities include:

 ------------------------------------------------------------------------------
 Guarantee:                                   Measurement Assumptions:
 ------------------------------------------------------------------------------
 GMDBs  . A return of purchase payment      . Present value of expected death
           upon death even if the account      benefits in excess of the
           value is reduced to zero.           projected account balance
                                               recognizing the excess ratably
                                               over the accumulation period
                                               based on the present value of
                                               total expected assessments.

        . An enhanced death benefit may be  . Assumptions are consistent with
           available for an additional fee.    those used for amortizing DAC,
                                               and are thus subject to the
                                               same variability and risk.

                                            .  Investment performance and
                                               volatility assumptions are
                                               consistent with the historical
                                               experience of the appropriate
                                               underlying equity index, such
                                               as the S&P 500 Index.

                                            . Benefit assumptions are based on
                                               the average benefits payable
                                               over a range of scenarios.
 ------------------------------------------------------------------------------
 GMIBs  . After a specified period of time  . Present value of expected income
           determined at the time of           benefits in excess of the
           issuance of the variable            projected account balance at
           annuity contract, a minimum         any future date of
           accumulation of purchase            annuitization and recognizing
           payments, even if the account       the excess ratably over the
           value is reduced to zero, that      accumulation period based on
           can be annuitized to receive a      present value of total expected
           monthly income stream that is       assessments.
           not less than a specified
           amount.

        .  Certain contracts also provide   . Assumptions are consistent with
           for a guaranteed lump sum           those used for estimating GMDB
           return of purchase premium in       liabilities.
           lieu of the annuitization
           benefit.

                                            . Calculation incorporates an
                                               assumption for the percentage
                                               of the potential annuitizations
                                               that may be elected by the
                                               contractholder.
 ------------------------------------------------------------------------------
 GMWBs. . A return of purchase payment via  . Expected value of the life
           partial withdrawals, even if        contingent payments and
           the account value is reduced to     expected assessments using
           zero, provided that cumulative      assumptions consistent with
           withdrawals in a contract year      those used for estimating the
           do not exceed a certain limit.      GMDB liabilities.

        .  Certain contracts include
           guaranteed withdrawals that are
           life contingent.
 ------------------------------------------------------------------------------

  The Company also issues other annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize. These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Certain other annuity contracts contain guaranteed annuitization benefits that may be above what would be provided by the current account value of the contract. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                Universal and Variable
                              Annuity Contracts     Life Contracts
                              ----------------  ----------------------
                                                Secondary    Paid-Up
                              GMDBs    GMIBs    Guarantees  Guarantees  Total
                              -----    -----    ----------  ---------- ------
                                             (In millions)
Direct:
Balance at January 1, 2015... $ 196    $ 458          $541        $ 82 $1,277
Incurred guaranteed benefits.    37       80            86           9    212
Paid guaranteed benefits.....    (1)      --            --          --     (1)
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2015.   232      538           627          91  1,488
Incurred guaranteed benefits.    55       63            92          11    221
Paid guaranteed benefits.....    (1)      --            --          --     (1)
Dispositions (1).............   (18)    (134)          (99)         --   (251)
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2016.   268      467           620         102  1,457
Incurred guaranteed benefits.    58      112           105           7    282
Paid guaranteed benefits.....    --       --            --          --     --
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2017. $ 326    $ 579          $725        $109 $1,739
                              =====    =====    ==========  ========== ======
Ceded:
Balance at January 1, 2015... $  37    $  24          $305        $ 57 $  423
Incurred guaranteed benefits.    14        2            49           6     71
Paid guaranteed benefits.....    (1)      --            --          --     (1)
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2015.    50       26           354          63    493
Incurred guaranteed benefits.    13      (8)           (8)           8      5
Paid guaranteed benefits.....    (1)      --            --          --     (1)
Dispositions (1).............   (18)     (39)          (97)         --   (154)
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2016.    44      (21)          249          71    343
Incurred guaranteed benefits.  (44)       21            23           5      5
Paid guaranteed benefits.....    --       --            --          --     --
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2017. $  --    $  --          $272        $ 76 $  348
                              =====    =====    ==========  ========== ======
Net:
Balance at January 1, 2015... $ 159    $ 434          $236        $ 25 $  854
Incurred guaranteed benefits.    23       78            37           3    141
Paid guaranteed benefits.....    --       --            --          --     --
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2015.   182      512           273          28    995
Incurred guaranteed benefits.    42       71           100           3    216
Paid guaranteed benefits.....    --       --            --          --     --
Dispositions (1).............    --     (95)           (2)          --   (97)
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2016.   224      488           371          31  1,114
Incurred guaranteed benefits.   102       91            82           2    277
Paid guaranteed benefits.....    --       --            --          --     --
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2017. $ 326    $ 579          $453        $ 33 $1,391
                              =====    =====    ==========  ========== ======

--------
(1) See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure, which includes direct business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

                                                                       December 31,
                                            ---------------------------------------------------------------
                                                          2017                              2016
                                            -----------------------------     -----------------------------
                                                In the             At             In the             At
                                            Event of Death    Annuitization   Event of Death    Annuitization
                                            --------------   -------------    --------------   -------------
                                                                   (Dollars in millions)
Annuity Contracts (1):
Variable Annuity Guarantees:
  Total account value (2)..................  $    56,136      $    25,257      $    54,629      $    24,310
  Separate account value...................  $    45,431      $    24,336      $    43,359      $    23,330
  Net amount at risk.......................  $       990 (3)  $       353 (4)  $     1,386 (3)  $       328 (4)
Average attained age of contractholders....     66 years         65 years         65 years         64 years
Other Annuity Guarantees:
  Total account value (2)..................          N/A      $       141              N/A      $       141
  Net amount at risk.......................          N/A      $        92 (5)          N/A      $        92 (5)
Average attained age of contractholders....          N/A         52 years              N/A         52 years

                                                                       December 31,
                                            ---------------------------------------------------------------
                                                          2017                              2016
                                            -----------------------------     -----------------------------
                                              Secondary          Paid-Up        Secondary          Paid-Up
                                               Guarantees       Guarantees       Guarantees      Guarantees
                                            --------------   -------------    --------------   -------------
                                                                   (Dollars in millions)
Universal and Variable Life Contracts (1):
  Total account value (2)..................  $     4,679      $       977      $     4,306      $     1,014
  Net amount at risk (6)...................  $    46,704      $     6,713      $    49,161      $     7,164
Average attained age of policyholders......     54 years         62 years         53 years         62 years

--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes the contractholder's investments in the general account and separate account, if applicable.

(3) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(4) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(5) Defined as either the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date or the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. These amounts represent the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2017    2016
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                        Equity.......... $21,464 $19,929
                        Balanced........  19,443  18,833
                        Bond............   3,798   3,882
                        Money Market....      57      64
                                         ------- -------
                         Total.......... $44,762 $42,708
                                         ======= =======

Obligations Assumed Under Structured Settlement Assignments

  The Company assumes structured settlement claim obligations as an assignment company. These liabilities are measured at the present value of the periodic claims to be provided and reported as other policy-related balances. The Company receives a fee for assuming these claim obligations and, as the assignee of the claim, is legally obligated to ensure periodic payments are made to the claimant. The Company purchases annuities from Brighthouse to fund these periodic payment claim obligations and designates payments to be made directly to the claimant by the affiliated annuity writer. These annuities funding structured settlement claims are recorded as an investment. See Note 1.

  See Note 8 for additional information on obligations assumed under structured settlement assignments.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain unconsolidated special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2017, 2016 and 2015, the Company issued $42.7 billion, $39.7 billion and $35.1 billion, respectively, and repaid $41.4 billion, $38.5 billion and $35.5 billion, respectively, of such funding agreements. At December 31, 2017 and 2016, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $34.2 billion and $30.8 billion, respectively.

  Metropolitan Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of New York. Holdings of common stock of the FHLB of New York, included in equity securities, were $733 million and $748 million at December 31, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


   The Company has also entered into funding agreements with the FHLB of New York and a subsidiary of the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                              Liability                     Collateral
                      ------------------------- ----------------------------------
                                              December 31,
                      ------------------------------------------------------------
                          2017         2016           2017              2016
                      ------------ ------------ ----------------  ----------------
                                             (In millions)
FHLB of New York (1). $     14,445 $     14,445 $     16,605  (2) $     16,828 (2)
Farmer Mac (3)....... $      2,550 $      2,550 $          2,644  $          2,645

--------
(1) Represents funding agreements issued to the FHLB of New York in exchange for cash and for which the FHLB of New York has been granted a lien on certain assets, some of which are in the custody of the FHLB of New York, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of New York as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of New York's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of New York.

(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3) Represents funding agreements issued to a subsidiary of Farmer Mac, as well as certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses

  The following is information about incurred and paid claims development by segment as of December 31, 2017. Such amounts are presented net of reinsurance, and are not discounted. The tables present claims development and cumulative claim payments by incurral year. The development tables are only presented for significant short-duration product liabilities within each segment. Where practical, up to 10 years of history has been provided. The information about incurred and paid claims development prior to 2016 is presented as supplementary information, as described in Note 1.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  U.S.

   Group Life - Term

                 Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance             At December 31, 2017
                 ---------------------------------------------------------------------------------  ----------------------------
                                    For the Years Ended December 31,                                   Total IBNR
                 ---------------------------------------------------------------------------------  Liabilities Plus Cumulative
                                    (Unaudited)                                                         Expected     Number of
                 -----------------------------------------------------------                         Development on   Reported
Incurral Year      2011        2012        2013        2014        2015        2016        2017     Reported Claims    Claims
-------------     ---------   ---------   ---------   ---------   ---------  ---------  ----------  ---------------- -----------
                                                        (Dollars in millions)
    2011........ $   6,318   $   6,290   $   6,293   $   6,269   $   6,287   $   6,295   $   6,294       $    1          207,301
    2012........                 6,503       6,579       6,569       6,546       6,568       6,569            3          208,626
    2013........                             6,637       6,713       6,719       6,720       6,730           15          210,643
    2014........                                         6,986       6,919       6,913       6,910            5          210,797
    2015........                                                     7,040       7,015       7,014           12          211,597
    2016........                                                                 7,125       7,085           21          206,610
    2017........                                                                             7,432          898          186,954
                                                                                        ----------
 Total................................................................................      48,034
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance    (46,136)
All outstanding liabilities for incurral years prior to 2011, net of reinsurance.......          5
                                                                                        ----------
 Total unpaid claims and claim adjustment expenses, net of reinsurance................   $   1,903
                                                                                        ==========

                     Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
                     ---------------------------------------------------------------------------------------
                                            For the Years Ended December 31,
                     ---------------------------------------------------------------------------------------
                                          (Unaudited)
                     -------------------------------------------------------------
Incurral Year           2011         2012         2013        2014        2015        2016         2017
-------------         ----------   ----------  ----------  ----------  ----------  ----------  ------------
                                                             (In millions)
    2011............ $    4,982   $    6,194   $    6,239  $    6,256  $    6,281  $    6,290   $     6,292
    2012............                   5,132        6,472       6,518       6,532       6,558         6,565
    2013............                                5,216       6,614       6,664       6,678         6,711
    2014............                                            5,428       6,809       6,858         6,869
    2015............                                                        5,524       6,913         6,958
    2016............                                                                    5,582         6,980
    2017............                                                                                  5,761
                                                                                               ------------
 Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance  $    46,136
                                                                                               ============

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration as of December 31, 2017:

                          Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                    -------------------------------------------------------------------------------------------
Years..............            1             2            3            4            5            6            7
Group Life -- Term.         78.3%         20.0%         0.7%         0.2%         0.4%         0.1%         --%

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


   Group Long-Term Disability

                 Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance             At December 31, 2017
                 ---------------------------------------------------------------------------------  ----------------------------
                                    For the Years Ended December 31,                                   Total IBNR
                 ---------------------------------------------------------------------------------  Liabilities Plus Cumulative
                                    (Unaudited)                                                         Expected     Number of
                 -----------------------------------------------------------                         Development on   Reported
Incurral Year      2011        2012        2013        2014        2015        2016        2017     Reported Claims    Claims
-------------     ---------   ---------   ---------   ---------   ---------  ---------  ----------  ---------------- -----------
                                                               (Dollars in millions)
    2011........ $     955   $     916   $     894   $     914   $     924   $     923   $     918       $   --           21,642
    2012........                   966         979         980       1,014       1,034       1,037           --           20,085
    2013........                             1,008       1,027       1,032       1,049       1,070           --           21,123
    2014........                                         1,076       1,077       1,079       1,101           --           22,838
    2015........                                                     1,082       1,105       1,093            4           21,136
    2016........                                                                 1,131       1,139           26           17,585
    2017........                                                                             1,244          585            9,258
                                                                                        ----------
 Total................................................................................       7,602
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance     (3,006)
All outstanding liabilities for incurral years prior to 2011, net of reinsurance.......      2,539
                                                                                        ----------
 Total unpaid claims and claim adjustment expenses, net of reinsurance................   $   7,135
                                                                                        ==========

                   Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
                  ------------------------------------------------------------------------------------------
                                               For the Years Ended December 31,
                  ------------------------------------------------------------------------------------------
                                            (Unaudited)
                  ---------------------------------------------------------------
Incurral Year        2011         2012         2013         2014         2015         2016         2017
-------------     ----------- ------------ ------------ ------------ ------------ ------------ -------------
                                                              (In millions)
    2011......... $        44 $        217 $        337 $        411 $        478 $        537  $        588
    2012.........                       43          229          365          453          524           591
    2013.........                                    43          234          382          475           551
    2014.........                                                 51          266          428           526
    2015.........                                                              50          264           427
    2016.........                                                                           49           267
    2017.........                                                                                         56
                                                                                               -------------
 Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance  $      3,006
                                                                                               =============

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration as of December 31, 2017:

                                  Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                            ------------------------------------------------------------------------------------------
Years......................           1             2             3            4          5             6            7
Group Long-Term Disability.         4.4%         18.8%         13.9%         8.5%       7.1%         6.4%         5.6%

  Significant Methodologies and Assumptions

     Group Life - Term and Group Long-Term Disability incurred but not paid ("IBNP") liabilities are developed using a combination of loss ratio and development methods. Claims in the course of settlement are then subtracted from the IBNP liabilities, resulting in the IBNR liabilities. The loss ratio method is used in the period in which the claims are neither sufficient nor credible. In developing the loss ratios, any material rate increases that could change the underlying premium without affecting the estimated incurred losses are taken into account. For periods where sufficient and credible claim data exists, the development method is used based on the claim triangles which categorize claims according to both the period in which they were incurred and the period in which they were paid, adjudicated or reported. The end result is a triangle of known data that is used to develop known completion ratios and factors. Claims paid are then subtracted from the estimated ultimate incurred claims to calculate the IBNP liability.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


        An expense liability is held for the future expenses associated with the payment of incurred but not yet paid claims (IBNR and pending). This is expressed as a percentage of the underlying claims liability and is based on past experience and the anticipated future expense structure.

        For Group Life - Term and Group Long-Term Disability, first year incurred claims and allocated loss adjustment expenses increased in 2017 compared to the 2016 incurral year due to the growth in the size of the business.

        There were no significant changes in methodologies during 2017. The assumptions used in calculating the unpaid claims and claim adjustment expenses for Group Life - Term and Group Long-Term Disability are updated annually to reflect emerging trends in claim experience.

        No additional premiums or return premiums have been accrued as a result of the prior year development.

        Liabilities for Group Life - Term unpaid claims and claim adjustment expenses are not discounted.

        The liabilities for Group Long-Term Disability unpaid claims and claim adjustment expenses were $6.0 billion and $5.8 billion at December 31, 2017 and 2016, respectively. These amounts were discounted using interest rates ranging from 3% to 8%, based on the incurral year. The total discount applied to these liabilities was $1.3 billion at both
     December 31, 2017 and 2016. The amount of interest accretion recognized was $510 million, $565 million and $517 million for the years ended December 31, 2017, 2016 and 2015, respectively. These amounts were reflected in policyholder benefits and claims.

        For Group Life - Term, claims were based upon individual death claims. For Group Long-Term Disability, claim frequency was determined by the number of reported claims as identified by a unique claim number assigned to individual claimants. Claim counts initially include claims that do not ultimately result in a liability. These claims are omitted from the claim counts once it is determined that there is no liability.

        The Group Long-Term Disability IBNR, included in the development tables above, was developed using discounted cash flows, and is presented on a discounted basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Reconciliation of the Disclosure of Incurred and Paid Claims Development to the Liability for Unpaid Claims and Claim Adjustment Expenses

    The reconciliation of the net incurred and paid claims development tables to the liability for unpaid claims and claims adjustment expenses on the consolidated balance sheet was as follows at:

                                                                                                 December 31, 2017
                                                                                         ----------------------------------
                                                                                                   (In millions)
Short-Duration:
Unpaid claims and allocated claims adjustment expenses, net of reinsurance:
U.S.:
Group Life - Term....................................................................... $          1,903
Group Long-Term Disability..............................................................            7,135
                                                                                         ----------------
  Total.................................................................................                  $           9,038
Other insurance lines - all segments combined...........................................                                504
                                                                                                          -----------------
  Total unpaid claims and allocated claims adjustment expenses, net of reinsurance......                              9,542
                                                                                                          -----------------

Reinsurance recoverables on unpaid claims:
U.S.:
Group Life - Term.......................................................................               16
Group Long-Term Disability..............................................................               95
                                                                                         ----------------
  Total.................................................................................                                111
Other insurance lines - all segments combined...........................................                                 29
                                                                                                          -----------------
  Total reinsurance recoverable on unpaid claims........................................                                140
                                                                                                          -----------------
  Total unpaid claims and allocated claims adjustment expense...........................                              9,682
Discounting.............................................................................                            (1,272)
                                                                                                          -----------------
Liability for unpaid claims and claim adjustment liabilities - short-duration...........                              8,410
Liability for unpaid claims and claim adjustment liabilities - all long-duration lines..                              3,680
                                                                                                          -----------------
   Total liability for unpaid claims and claim adjustment expense (included in future
    policy benefits and other policy-related balances)..................................                  $          12,090
                                                                                                          =================

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Rollforward of Claims and Claim Adjustment Expenses

      Information regarding the liabilities for unpaid claims and claim adjustment expenses was as follows:

                                                       Years Ended December 31,
                                            -----------------------------------------------
                                                 2017          2016 (1)        2015 (2)
                                            --------------- --------------- ---------------
                                                             (In millions)
Balance at December 31 of prior period..... $        11,621 $         7,527 $         7,310
  Less: Reinsurance recoverables...........           1,251             273             286
                                            --------------- --------------- ---------------
Net balance at December 31 of prior period.          10,370           7,254           7,024
Cumulative adjustment (3)..................              --           3,277              --
                                            --------------- --------------- ---------------
Net balance at January 1,..................          10,370          10,531           7,024
Incurred related to:
  Current year.............................          16,264          15,978           5,316
  Prior years (4)..........................             175             322              13
                                            --------------- --------------- ---------------
    Total incurred.........................          16,439          16,300           5,329
Paid related to:
  Current year.............................        (12,212)        (12,454)         (3,415)
  Prior years..............................         (3,908)         (3,905)         (1,684)
                                            --------------- --------------- ---------------
    Total paid.............................        (16,120)        (16,359)         (5,099)
Dispositions (5)...........................              --           (102)              --
                                            --------------- --------------- ---------------
Net balance at December 31,................          10,689          10,370           7,254
  Add: Reinsurance recoverables............           1,401           1,251             273
                                            --------------- --------------- ---------------
Balance at December 31,.................... $        12,090 $        11,621 $         7,527
                                            =============== =============== ===============

--------

(1) In addition to the revisions discussed in Note 1, at December 31, 2016, the Net balance decreased by $712 million and the Reinsurance recoverables increased by $712 million from those amounts previously reported primarily to correct for the improper classification of reinsurance recoverables.

(2) Limited to group accident and non-medical health policies and contracts.

(3) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new short-duration contracts guidance which clarified the requirement to include claim information for long-duration contracts. The accumulated adjustment primarily reflects unpaid claim liabilities, net of reinsurance, for long-duration contracts as of the beginning of the period presented. Prior periods have not been restated. See Note 1.

(4) During 2017, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years increased due to events incurred in prior years but reported during current year. During 2016, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years increased due to the implementation of new guidance related to short-duration contracts.

(5) See Note 3.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $75.2 billion and $73.6 billion at December 31, 2017 and 2016, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $55.6 billion and $60.2 billion at December 31, 2017 and 2016, respectively. The latter category consisted primarily of guaranteed interest contracts. The average interest rate credited on these contracts was 2.40% and 2.39% at December 31, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  For the years ended December 31, 2017, 2016 and 2015, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, nonparticipating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 7. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, policyholder behavior and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                              Years Ended December 31,
                                                                 -------------------------------------------------
                                                                       2017             2016             2015
                                                                 ---------------  ---------------  ---------------
                                                                                   (In millions)
DAC:
Balance at January 1,...........................................  $        4,714   $        5,977   $        5,905
Capitalizations.................................................              61              332              482
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).              91              353             (111)
Other expenses..................................................            (331)            (791)            (624)
                                                                 ---------------  ---------------  ---------------
  Total amortization............................................            (240)            (438)            (735)
                                                                 ---------------  ---------------  ---------------
Unrealized investment gains (losses)............................            (215)             (12)             325
Dispositions (1)................................................              --           (1,145)              --
                                                                 ---------------  ---------------  ---------------
Balance at December 31,.........................................           4,320            4,714            5,977
                                                                 ---------------  ---------------  ---------------
VOBA:
Balance at January 1,...........................................              29               66               70
Amortization related to:
Other expenses..................................................              (1)              (3)              (7)
                                                                 ---------------  ---------------  ---------------
  Total amortization............................................              (1)              (3)              (7)
                                                                 ---------------  ---------------  ---------------
Unrealized investment gains (losses)............................              --               13                3
Dispositions (1)................................................              --              (47)              --
                                                                 ---------------  ---------------  ---------------
Balance at December 31,.........................................              28               29               66
                                                                 ---------------  ---------------  ---------------
Total DAC and VOBA:
Balance at December 31,.........................................  $        4,348   $        4,743   $        6,043
                                                                 ===============  ===============  ===============

--------

(1) See Note 3.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                    ---------------------------
                                        2017          2016
                                    ------------- -------------
                                           (In millions)
                 U.S...............  $        413  $        421
                 MetLife Holdings..         3,930         4,317
                 Corporate & Other.             5             5
                                    ------------- -------------
                   Total...........  $      4,348  $      4,743
                                    ============= =============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                              Years Ended December 31,
                                         ----------------------------------
                                            2017        2016        2015
                                         ----------  ----------  ----------
                                                    (In millions)
   DSI:
   Balance at January 1,................ $      105  $      130  $      122
   Capitalization.......................          1           4           8
   Amortization.........................         (8)        (16)        (21)
   Unrealized investment gains (losses).         (5)          1          21
   Dispositions (1)..................... $       --  $      (14) $       --
                                         ----------  ----------  ----------
   Balance at December 31,.............. $       93  $      105  $      130
                                         ==========  ==========  ==========
   VODA and VOCRA:
   Balance at January 1,................ $      235  $      265  $      295
   Amortization.........................        (28)        (30)        (30)
                                         ----------  ----------  ----------
   Balance at December 31,.............. $      207  $      235  $      265
                                         ==========  ==========  ==========
   Accumulated amortization............. $      250  $      222  $      192
                                         ==========  ==========  ==========

--------

   (1)See Note 3.

  The estimated future amortization expense to be reported in other expenses for the next five years was as follows:

                                              VOBA     VODA and VOCRA
                                          ------------ --------------
                                                 (In millions)
           2018.......................... $          2 $          26
           2019.......................... $          2 $          24
           2020.......................... $          2 $          22
           2021.......................... $          2 $          19
           2022.......................... $          2 $          17

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

U.S.

  For certain policies within its Group Benefits business, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements. The majority of the Company's reinsurance activity within this business relates to client agreements for employer sponsored captive programs, risk-sharing agreements and multinational pooling.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The Company's Retirement and Income Solutions business has periodically engaged in reinsurance activities, on an opportunistic basis. There were no such transactions during the periods presented.

MetLife Holdings

  For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. For the periods presented, the Company reinsured 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount it retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in its results of operations. The Company purchases catastrophe coverage to insure risks issued within territories that it believes are subject to the greatest catastrophic risks.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts, and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2017 and 2016 were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.9 billion of unsecured unaffiliated reinsurance recoverable balances at both December 31, 2017 and 2016.

  At December 31, 2017, the Company had $2.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $2.1 billion, or 72%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2016, the Company had $3.0 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $2.1 billion, or 70%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.4 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The Company has reinsured with an unaffiliated third-party reinsurer 59% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                          Years Ended December 31,
                                                               ----------------------------------------------
                                                                    2017            2016            2015
                                                               --------------  --------------  --------------
                                                                                (In millions)
Premiums
Direct premiums...............................................  $      23,062   $      21,931   $      21,497
Reinsurance assumed...........................................          1,116           1,687           1,679
Reinsurance ceded.............................................         (1,253)         (1,225)         (1,242)
                                                               --------------  --------------  --------------
  Net premiums................................................  $      22,925   $      22,393   $      21,934
                                                               ==============  ==============  ==============
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.  $       2,492   $       3,006   $       3,050
Reinsurance assumed...........................................             12              60              58
Reinsurance ceded.............................................           (277)           (524)           (524)
                                                               --------------  --------------  --------------
  Net universal life and investment-type product policy fees..  $       2,227   $       2,542   $       2,584
                                                               ==============  ==============  ==============
Other revenues
Direct other revenues.........................................  $         930   $         851   $         875
Reinsurance assumed...........................................             35              (2)              5
Reinsurance ceded.............................................            605             629             656
                                                               --------------  --------------  --------------
  Net other revenues..........................................  $       1,570   $       1,478   $       1,536
                                                               ==============  ==============  ==============
Policyholder benefits and claims
Direct policyholder benefits and claims.......................  $      26,199   $      25,248   $      24,561
Reinsurance assumed...........................................            875           1,496           1,454
Reinsurance ceded.............................................         (1,282)         (1,431)         (1,468)
                                                               --------------  --------------  --------------
  Net policyholder benefits and claims........................  $      25,792   $      25,313   $      24,547
                                                               ==============  ==============  ==============
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances.....  $       2,199   $       2,279   $       2,240
Reinsurance assumed...........................................             49              35              33
Reinsurance ceded.............................................            (13)            (81)            (90)
                                                               --------------  --------------  --------------
  Net interest credited to policyholder account balances......  $       2,235   $       2,233   $       2,183
                                                               ==============  ==============  ==============
Other expenses
Direct other expenses.........................................  $       4,489   $       4,830   $       5,448
Reinsurance assumed...........................................            138             583             340
Reinsurance ceded.............................................            508             390             470
                                                               --------------  --------------  --------------
  Net other expenses..........................................  $       5,135   $       5,803   $       6,258
                                                               ==============  ==============  ==============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                      December 31,
                                   -----------------------------------------------------------------------------------
                                                     2017                                      2016
                                   ----------------------------------------- -----------------------------------------
                                                                     Total                                     Total
                                                                    Balance                                   Balance
                                    Direct    Assumed     Ceded      Sheet    Direct    Assumed     Ceded      Sheet
                                   --------- --------- ----------  --------- --------- --------- ----------  ---------
                                                                           (In millions)
Assets
Premiums, reinsurance and other
 receivables......................  $  2,491  $    448  $  19,159   $ 22,098  $  2,212  $    620  $  19,551   $ 22,383
Deferred policy acquisition costs
 and value of business acquired...     4,581        17       (250)     4,348     4,977        55       (289)     4,743
                                   --------- --------- ----------  --------- --------- --------- ----------  ---------
  Total assets....................  $  7,072  $    465  $  18,909   $ 26,446  $  7,189  $    675  $  19,262   $ 27,126
                                   ========= ========= ==========  ========= ========= ========= ==========  =========
Liabilities
Future policy benefits............  $118,077  $  1,342  $      (4)  $119,415  $113,883  $  1,640  $      (4)  $115,519
Policyholder account balances.....    93,758       181         --     93,939    91,889       577         --     92,466
Other policy-related balances.....     6,914       247         15      7,176     6,727       358         18      7,103
Other liabilities.................     8,498     2,242     16,669     27,409    10,735     2,229     16,533     29,497
                                   --------- --------- ----------  --------- --------- --------- ----------  ---------
  Total liabilities...............  $227,247  $  4,012  $  16,680   $247,939  $223,234  $  4,804  $  16,547   $244,585
                                   ========= ========= ==========  ========= ========= ========= ==========  =========

  In December 2016, the Company recaptured two reinsurance agreements which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 which were reinsured by an unaffiliated company. This recapture resulted in an increase in DAC and VOBA of $95 million, a decrease in premiums, reinsurance and other receivables of $697 million, and a decrease in other liabilities of $713 million. The Company recognized a gain of $72 million, net of income tax, for the year ended December 31, 2016, as a result of this transaction.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $14.3 billion and $14.5 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on reinsurance were $1.9 billion and $2.2 billion at December 31, 2017 and 2016, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont, Metropolitan Tower Life Insurance Company and GALIC, all of which are related parties. Additionally, the Company has reinsurance agreements with Brighthouse Life Insurance Company ("Brighthouse Insurance"), Brighthouse Life Insurance Company of NY ("Brighthouse NY") and NELICO, former subsidiaries of MetLife, Inc. that were part of the Separation. See Note 2.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                    Years Ended December 31,
                                                              -------------------------------------
                                                                 2017         2016         2015
                                                              ----------- ------------ ------------
                                                                          (In millions)
Premiums
Reinsurance assumed..........................................  $      122  $       727  $       701
Reinsurance ceded............................................       (132)         (45)         (40)
                                                              ----------- ------------ ------------
  Net premiums...............................................  $     (10)  $       682  $       661
                                                              =========== ============ ============
Universal life and investment-type product policy fees
Reinsurance assumed..........................................  $       12  $        60  $        58
Reinsurance ceded............................................        (19)        (138)        (141)
                                                              ----------- ------------ ------------
  Net universal life and investment-type product policy fees.  $      (7)  $      (78)  $      (83)
                                                              =========== ============ ============
Other revenues
Reinsurance assumed..........................................  $       37  $       (1)  $         5
Reinsurance ceded............................................         563          575          607
                                                              ----------- ------------ ------------
  Net other revenues.........................................  $      600  $       574  $       612
                                                              =========== ============ ============
Policyholder benefits and claims
Reinsurance assumed..........................................  $       69  $       697  $       652
Reinsurance ceded............................................       (122)        (110)        (106)
                                                              ----------- ------------ ------------
  Net policyholder benefits and claims.......................  $     (53)  $       587  $       546
                                                              =========== ============ ============
Interest credited to policyholder account balances
Reinsurance assumed..........................................  $       47  $        34  $        32
Reinsurance ceded............................................        (13)         (81)         (90)
                                                              ----------- ------------ ------------
  Net interest credited to policyholder account balances.....  $       34  $      (47)  $      (58)
                                                              =========== ============ ============
Other expenses
Reinsurance assumed..........................................  $       40  $       490  $       245
Reinsurance ceded............................................         600          570          578
                                                              ----------- ------------ ------------
  Net other expenses.........................................  $      640  $     1,060  $       823
                                                              =========== ============ ============

  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                                     December 31,
                                                                  --------------------------------------------------
                                                                            2017                      2016
                                                                  ------------------------  ------------------------
                                                                    Assumed       Ceded       Assumed       Ceded
                                                                  ----------- ------------  ----------- ------------
                                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables......................  $       47  $    12,762   $      229  $    13,334
Deferred policy acquisition costs and value of business acquired.          --         (180)          38         (198)
                                                                  ----------- ------------  ----------- ------------
  Total assets...................................................  $       47  $    12,582   $      267  $    13,136
                                                                  =========== ============  =========== ============
Liabilities
Future policy benefits...........................................  $      380  $        (4)  $      663  $        (4)
Policyholder account balances....................................         166           --          563           --
Other policy-related balances....................................         104           15          212           18
Other liabilities................................................       1,858       12,970        1,853       13,065
                                                                  ----------- ------------  ----------- ------------
  Total liabilities..............................................  $    2,508  $    12,981   $    3,291  $    13,079
                                                                  =========== ============  =========== ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)

  The Company ceded two blocks of business to an affiliate on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and were $16 million and $10 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($6) million, ($2) million and $12 million for the years ended December 31, 2017, 2016 and 2015, respectively.

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $0 and $460 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($110) million, $33 million and $47 million for the years ended December 31, 2017, 2016 and 2015, respectively.

  Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and was $882 million and $767 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivative were ($115) million, ($73) million and $404 million for the years ended December 31, 2017, 2016 and 2015, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with these agreements are included within policyholder account balances and were $3 million and $390 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were $263 million, ($32) million and ($55) million for the years ended December 31, 2017, 2016 and 2015, respectively.

  In January 2017, Brighthouse NY and NELICO recaptured risks related to certain variable annuities, including guaranteed minimum benefits, reinsured by the Company. This recapture resulted in a decrease in cash and cash equivalents of $34 million, a decrease in premiums, reinsurance and other receivables of $77 million, a decrease in future policy benefits of $79 million, a decrease in policyholder account balances of $387 million and an increase in other liabilities of $76 million. The Company recognized a gain of $178 million, net of income tax, for the year ended December 31, 2017, as a result of these transactions.

  In January 2017, the Company recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities reinsured by Brighthouse Insurance. This recapture resulted in an increase in investments and cash and cash equivalents of $428 million and a decrease in premiums, reinsurance and other receivables of $565 million. The Company recognized a loss of $89 million, net of income tax, for the year ended December 31, 2017, as a result of this transaction.

  In April 2016, Brighthouse Insurance recaptured risks related to certain single premium deferred annuity contracts from the Company. As a result of this recapture, the significant effects to the Company were a decrease in investments and cash and cash equivalents of $4.3 billion and a decrease in DAC of $87 million, offset by a decrease in other liabilities of $4.0 billion. The Company recognized a loss of $95 million, net of income tax, for the year ended December 31, 2016, as a result of this recapture.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $13 million and $293 million of unsecured affiliated reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.5 billion and $11.7 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on affiliated reinsurance were $1.8 billion and $2.2 billion at December 31, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


7. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan of Reorganization"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years from the Demutualization Date.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

  Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

                                                                                             December 31,
                                                                                     -----------------------------
                                                                                          2017            2016
                                                                                     --------------  --------------
                                                                                             (In millions)
Closed Block Liabilities
Future policy benefits..............................................................  $      40,463   $      40,834
Other policy-related balances.......................................................            222             257
Policyholder dividends payable......................................................            437             443
Policyholder dividend obligation....................................................          2,121           1,931
Current income tax payable..........................................................             --               4
Other liabilities...................................................................            212             196
                                                                                     --------------  --------------
  Total closed block liabilities....................................................         43,455          43,665
                                                                                     --------------  --------------
Assets Designated to the Closed Block
Investments:
Fixed maturity securities available-for-sale, at estimated fair value...............         27,904          27,220
Equity securities available-for-sale, at estimated fair value.......................             70             100
Mortgage loans......................................................................          5,878           5,935
Policy loans........................................................................          4,548           4,553
Real estate and real estate joint ventures..........................................            613             655
Other invested assets...............................................................            731           1,246
                                                                                     --------------  --------------
  Total investments.................................................................         39,744          39,709
Accrued investment income...........................................................            477             467
Premiums, reinsurance and other receivables; cash and cash equivalents..............             14              86
Current income tax recoverable......................................................             35              --
Deferred income tax assets..........................................................             36             177
                                                                                     --------------  --------------
  Total assets designated to the closed block.......................................         40,306          40,439
                                                                                     --------------  --------------
  Excess of closed block liabilities over assets designated to the closed block.....          3,149           3,226
                                                                                     --------------  --------------
Amounts included in AOCI:
Unrealized investment gains (losses), net of income tax.............................          1,863           1,517
Unrealized gains (losses) on derivatives, net of income tax.........................            (7)              95
Allocated to policyholder dividend obligation, net of income tax....................        (1,379)         (1,255)
                                                                                     --------------  --------------
  Total amounts included in AOCI....................................................            477             357
                                                                                     --------------  --------------
  Maximum future earnings to be recognized from closed block assets and liabilities.  $       3,626   $       3,583
                                                                                     ==============  ==============

  Information regarding the closed block policyholder dividend obligation was as follows:

                                                                       Years Ended December 31,
                                                               ----------------------------------------
                                                                   2017          2016          2015
                                                               ------------- ------------- ------------
                                                                            (In millions)
Balance at January 1,.........................................  $      1,931  $      1,783  $     3,155
Change in unrealized investment and derivative gains (losses).           190           148      (1,372)
                                                               ------------- ------------- ------------
Balance at December 31,.......................................  $      2,121  $      1,931  $     1,783
                                                               ============= ============= ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


   Information regarding the closed block revenues and expenses was as follows:

                                                                                       Years Ended December 31,
                                                                               ----------------------------------------
                                                                                   2017          2016          2015
                                                                               ------------  ------------  ------------
                                                                                             (In millions)
Revenues
Premiums...................................................................... $      1,736  $      1,804  $      1,850
Net investment income.........................................................        1,818         1,902         1,982
Net investment gains (losses).................................................            1           (10)          (23)
Net derivative gains (losses).................................................          (32)           25            27
                                                                               ------------  ------------  ------------
  Total revenues..............................................................        3,523         3,721         3,836
                                                                               ------------  ------------  ------------
Expenses
Policyholder benefits and claims..............................................        2,453         2,563         2,564
Policyholder dividends........................................................          976           953         1,015
Other expenses................................................................          125           133           143
                                                                               ------------  ------------  ------------
  Total expenses..............................................................        3,554         3,649         3,722
                                                                               ------------  ------------  ------------
  Revenues, net of expenses before provision for income tax expense (benefit).          (31)           72           114
Provision for income tax expense (benefit)....................................           12            24            41
                                                                               ------------  ------------  ------------
  Revenues, net of expenses and provision for income tax expense (benefit).... $        (43) $         48  $         73
                                                                               ============  ============  ============

  Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan of Reorganization. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

  Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS") (collectively, "Structured Securities").

                                       December 31, 2017                                    December 31, 2016
                      ---------------------------------------------------- ----------------------------------------------------
                                        Gross Unrealized                                     Gross Unrealized
                       Cost or   -----------------------------  Estimated   Cost or   -----------------------------  Estimated
                      Amortized            Temporary    OTTI      Fair     Amortized            Temporary    OTTI      Fair
                        Cost       Gains    Losses   Losses (1)   Value      Cost       Gains    Losses   Losses (1)   Value
                      ---------- --------- --------- ---------- ---------- ---------- --------- --------- ---------- ----------
                                                                    (In millions)
Fixed maturity securities:
U.S. corporate.......  $  53,291  $  5,037  $   238    $   --    $  58,090  $  52,665  $  4,079  $   586    $   --    $  56,158
U.S. government and
 agency..............     35,021     3,755      231        --       38,545     32,834     3,238      457        --       35,615
Foreign corporate....     24,367     1,655      426        --       25,596     24,596       957    1,196        --       24,357
RMBS.................     21,735     1,039      181       (41)      22,634     22,786       911      290       (10)      23,417
ABS..................      7,808        73       15        --        7,866      7,567        32       95        --        7,504
State and political
 subdivision.........      6,310     1,245        3         1        7,551      6,252       928       44        --        7,136
CMBS.................      5,390       124       26        --        5,488      4,876       118       59        --        4,935
Foreign government...      3,887       641       26        --        4,502      3,565       507       74        --        3,998
                      ---------- --------- --------   -------   ---------- ---------- --------- --------   -------   ----------
 Total fixed
   maturity
   securities........  $ 157,809  $ 13,569  $ 1,146    $  (40)   $ 170,272  $ 155,141  $ 10,770  $ 2,801    $  (10)   $ 163,120
                      ========== ========= ========   =======   ========== ========== ========= ========   =======   ==========
Equity securities:
Common stock.........  $   1,190  $     75  $    14    $   --    $   1,251  $   1,220  $     91  $    12    $   --    $   1,299
Non-redeemable
 preferred stock.....        389        21        3        --          407        565        14       39        --          540
                      ---------- --------- --------   -------   ---------- ---------- --------- --------   -------   ----------
 Total equity
   securities........  $   1,579  $     96  $    17    $   --    $   1,658  $   1,785  $    105  $    51    $   --    $   1,839
                      ========== ========= ========   =======   ========== ========== ========= ========   =======   ==========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $4 million and less than $1 million with unrealized gains (losses) of ($3) million and less than $1 million at December 31, 2017 and 2016, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                 Due After Five
                                   Due After One     Years                               Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten Structured  Maturity
                      Year or Less  Five Years       Years          Years     Securities Securities
                      ------------ ------------- -------------- ------------- ---------- -----------
                                                      (In millions)
Amortized cost.......   $  6,372     $  34,198     $  30,434      $  51,872   $  34,933  $  157,809
Estimated fair value.   $  6,362     $  35,197     $  32,042      $  60,683   $  35,988  $  170,272

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                                December 31, 2017                           December 31, 2016
                                   ------------------------------------------- -------------------------------------------
                                                          Equal to or Greater                         Equal to or Greater
                                    Less than 12 Months     than 12 Months      Less than 12 Months     than 12 Months
                                   --------------------- --------------------- --------------------- ---------------------
                                   Estimated    Gross    Estimated    Gross    Estimated    Gross    Estimated    Gross
                                     Fair     Unrealized   Fair     Unrealized   Fair     Unrealized   Fair     Unrealized
                                     Value      Losses     Value      Losses     Value      Losses     Value      Losses
                                   ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                                                                    (Dollars in millions)
Fixed maturity securities:
U.S. corporate....................  $   3,727   $   57    $   2,523   $  181    $   8,406  $    337   $   2,260  $    249
U.S. government and agency........     13,905       76        3,018      155        6,032       457          --        --
Foreign corporate.................      1,677       43        3,912      383        5,343       336       4,523       860
RMBS..............................      3,673       30        3,332      110        6,662       187       1,707        93
ABS...............................        732        3          358       12        1,482        12       1,714        83
State and political subdivision...        106        1          120        3          943        43          17         1
CMBS..............................        844        6          193       20          922        15         432        44
Foreign government................        247        6          265       20          581        26         309        48
                                   ----------  -------   ----------  -------   ---------- ---------  ---------- ---------
  Total fixed maturity securities.  $  24,911   $  222    $  13,721   $  884    $  30,371  $  1,413   $  10,962  $  1,378
                                   ==========  =======   ==========  =======   ========== =========  ========== =========
Equity securities:
Common stock......................  $      88   $   14    $       2   $   --    $      58  $     12   $      10  $     --
Non-redeemable preferred stock....         42       --           41        3          139         6         120        33
                                   ----------  -------   ----------  -------   ---------- ---------  ---------- ---------
  Total equity securities.........  $     130   $   14    $      43   $    3    $     197  $     18   $     130  $     33
                                   ==========  =======   ==========  =======   ========== =========  ========== =========
Total number of securities in an
 unrealized loss position.........      1,327                 1,108                 3,076                   940
                                   ==========            ==========            ==========            ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

    . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

     With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


     The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

     In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

     Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

     Gross unrealized losses on fixed maturity securities decreased
   $1.7 billion during the year ended December 31, 2017 to $1.1 billion. The decrease in gross unrealized losses for the year ended December 31, 2017 was primarily attributable to narrowing credit spreads and strengthening foreign currencies on non-functional currency denominated fixed maturity securities.

     At December 31, 2017, $109 million of the total $1.1 billion of gross unrealized losses were from 24 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

     Gross unrealized losses on equity securities decreased $34 million during the year ended December 31, 2017 to $17 million.

   Investment Grade Fixed Maturity Securities

     Of the $109 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $68 million, or 62%, were related to gross unrealized losses on 10 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities

     Of the $109 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $41 million, or 38%, were related to gross unrealized losses on 14 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial and utility securities) and CMBS and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainty including concerns over lower oil prices in the energy sector. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates CMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                 December 31,
                                -----------------------------------------------
                                         2017                    2016
                                ----------------------- -----------------------
                                  Carrying     % of       Carrying     % of
                                   Value       Total       Value       Total
                                ------------ ---------- ------------ ----------
                                             (Dollars in millions)
Mortgage loans:
Commercial.....................  $    35,440      60.6%  $    34,008      60.1%
Agricultural...................       12,712       21.8       12,358       21.9
Residential....................       10,058       17.2        9,895       17.5
                                ------------ ---------- ------------ ----------
  Subtotal (1).................       58,210       99.6       56,261       99.5
Valuation allowances...........        (271)      (0.5)        (267)      (0.5)
                                ------------ ---------- ------------ ----------
  Subtotal mortgage loans, net.       57,939       99.1       55,994       99.0
Residential -- FVO.............          520        0.9          566        1.0
                                ------------ ---------- ------------ ----------
  Total mortgage loans, net....  $    58,459     100.0%  $    56,560     100.0%
                                ============ ========== ============ ==========

--------

    (1)Purchases of mortgage loans, primarily residential, were $3.1 billion and $2.9 billion for the years ended December 31, 2017 and 2016, respectively.

    The Company originates and acquires unaffiliated mortgage loans and simultaneously sells a portion to affiliates under master participation agreements. The aggregate amount of unaffiliated mortgage loan participation interests sold by the Company to affiliates during the years ended
  December 31, 2017, 2016 and 2015 were $2.5 billion, $3.6 billion and
  $3.0 billion, respectively. In connection with the mortgage loan participations, the Company collected mortgage loan principal and interest payments from unaffiliated borrowers on behalf of affiliates and remitted such receipts to the affiliates in the amount of $1.8 billion, $2.1 billion and $1.8 billion during the years ended December 31, 2017, 2016 and 2015, respectively.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on residential -- FVO is presented in Note 10. The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for       Impaired
                           Evaluated Individually for Credit Losses                Credit Losses                Loans
                   --------------------------------------------------------  -------------------------- ---------------------
                        Impaired Loans with a       Impaired Loans without a
                         Valuation Allowance          Valuation Allowance
                   -------------------------------- -----------------------
                    Unpaid                            Unpaid                                                        Average
                   Principal   Recorded  Valuation   Principal    Recorded      Recorded    Valuation    Carrying   Recorded
                    Balance   Investment Allowances   Balance    Investment    Investment   Allowances    Value    Investment
                   ---------- ---------- ---------- -----------  ----------- -------------- ----------- ---------- ----------
                                                                 (In millions)
December 31, 2017
Commercial........  $      --  $     --   $     --   $       --   $       --  $      35,440  $      173  $      --  $      5
Agricultural......         22        21          2           27           27         12,664          38         46        32
Residential.......         --        --         --          358          324          9,734          58        324       285
                   ---------- ---------  ---------  -----------  ----------- -------------- ----------- ---------- ---------
  Total...........  $      22  $     21   $      2   $      385   $      351  $      57,838  $      269  $     370  $    322
                   ========== =========  =========  ===========  =========== ============== =========== ========== =========
December 31, 2016
Commercial........  $      --  $     --   $     --   $       12   $       12  $      33,996  $      167  $      12  $     30
Agricultural......         11         9          1           27           27         12,322          37         35        49
Residential.......         --        --         --          265          241          9,654          62        241       188
                   ---------- ---------  ---------  -----------  ----------- -------------- ----------- ---------- ---------
  Total...........  $      11  $      9   $      1   $      304   $      280  $      55,972  $      266  $     288  $    267
                   ========== =========  =========  ===========  =========== ============== =========== ========== =========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $120 million, $60 million and $84 million, respectively, for the year ended December 31, 2015.

  Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                  Commercial    Agricultural   Residential      Total
                                --------------  ------------- ------------- --------------
                                                      (In millions)
Balance at January 1, 2015.....  $         182   $         35  $         41  $         258
Provision (release)............              2              2            30             34
Charge-offs, net of recoveries.            (19)            --          (16)           (35)
                                --------------  ------------- ------------- --------------
Balance at December 31, 2015...            165             37            55            257
Provision (release)............              6              1            23             30
Charge-offs, net of recoveries.             --             --          (16)           (16)
Dispositions (1)...............            (4)             --            --            (4)
                                --------------  ------------- ------------- --------------
Balance at December 31, 2016...            167             38            62            267
Provision (release)............              6              4             8             18
Charge-offs, net of recoveries.             --            (2)          (12)           (14)
                                --------------  ------------- ------------- --------------
Balance at December 31, 2017...  $         173   $         40  $         58  $         271
                                ==============  ============= ============= ==============

--------
(1) See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

     The Company typically uses several years of historical experience in establishing non-specific valuation allowances which capture multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

     All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

     For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

     For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Residential Mortgage Loan Portfolio Segment

     The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

     For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

  Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                       Recorded Investment
                       ----------------------------------------------------
                         Debt Service Coverage Ratios                                Estimated
                       --------------------------------                      % of      Fair          % of
                        > 1.20x      1.00x - 1.20x < 1.00x      Total        Total     Value         Total
                       ----------    ------------- -------    ----------    -------- ----------    ---------
                                                 (Dollars in millions)
December 31, 2017
Loan-to-value ratios:
Less than 65%......... $   29,346      $   1,359   $   198    $   30,903       87.2% $   31,563        87.5%
65% to 75%............      3,245             95       114         3,454         9.7      3,465          9.6
76% to 80%............        149            171        57           377         1.1        363          1.0
Greater than 80%......        400            159       147           706         2.0        665          1.9
                       ----------      ---------   -------    ----------    -------- ----------    ---------
  Total............... $   33,140      $   1,784   $   516    $   35,440      100.0% $   36,056       100.0%
                       ==========      =========   =======    ==========    ======== ==========    =========
December 31, 2016
Loan-to-value ratios:
Less than 65%......... $   29,352      $   1,036   $   564    $   30,952       91.0% $   31,320        91.2%
65% to 75%............      2,522             --       198         2,720         8.0      2,694          7.9
76% to 80%............        116             --        --           116         0.3        115          0.3
Greater than 80%......        118             27        75           220         0.7        214          0.6
                       ----------      ---------   -------    ----------    -------- ----------    ---------
  Total............... $   32,108      $   1,063   $   837    $   34,008      100.0% $   34,343       100.0%
                       ==========      =========   =======    ==========    ======== ==========    =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                          ---------------------------------------------------
                                    2017                      2016
                          ------------------------- -------------------------
                            Recorded       % of       Recorded       % of
                           Investment      Total     Investment      Total
                          ------------- ----------- ------------- -----------
                                         (Dollars in millions)
   Loan-to-value ratios:
   Less than 65%......... $      12,082       95.0% $      11,829       95.7%
   65% to 75%............           581         4.6           424         3.4
   76% to 80%............            40         0.3            17         0.2
   Greater than 80%......             9         0.1            88         0.7
                          ------------- ----------- ------------- -----------
     Total............... $      12,712      100.0% $      12,358      100.0%
                          ============= =========== ============= ===========

    The estimated fair value of agricultural mortgage loans was $12.8 billion and $12.5 billion at December 31, 2017 and 2016, respectively.

  Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                              December 31,
                          ----------------------------------------------------
                                     2017                      2016
                          -------------------------- -------------------------
                             Recorded       % of       Recorded       % of
                            Investment      Total     Investment      Total
                          -------------- ----------- ------------- -----------
                                         (Dollars in millions)
 Performance indicators:
 Performing..............  $       9,614       95.6%  $      9,563       96.6%
 Nonperforming...........            444         4.4           332         3.4
                          -------------- ----------- ------------- -----------
   Total.................  $      10,058      100.0%  $      9,895      100.0%
                          ============== =========== ============= ===========

     The estimated fair value of residential mortgage loans was $10.6 billion and $10.3 billion at December 31, 2017 and 2016, respectively.

  Past Due and Nonaccrual Mortgage Loans

      The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The past due and nonaccrual mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

                                                   Greater than 90 Days Past Due and
                           Past Due                     Still Accruing Interest                   Nonaccrual
              ----------------------------------- ----------------------------------- -----------------------------------
              December 31, 2017 December 31, 2016 December 31, 2017 December 31, 2016 December 31, 2017 December 31, 2016
              ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                             (In millions)
Commercial...        $       --        $       --        $       --        $       --        $       --        $       --
Agricultural.               134               127               125               104                36                23
Residential..               444               332                --                --               444               332
              ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
   Total.....        $      578        $      459        $      125        $      104        $      480        $      355
              ================= ================= ================= ================= ================= =================

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring.

    For the year ended December 31, 2017, the Company had 500 residential mortgage loans modified in a troubled debt restructuring with carrying value after specific valuation allowance of $120 million and $108 million pre-modification and post-modification, respectively. For the year ended December 31, 2016, the Company had 557 residential mortgage loans modified in a troubled debt restructuring with carrying value after specific valuation allowance of $136 million and $122 million pre-modification and post-modification, respectively. For the years ended December 31, 2017 and 2016, the Company did not have a significant amount of agricultural mortgage loans and no commercial mortgage loans modified in a troubled debt restructuring.

    For both the years ended December 31, 2017 and 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring with subsequent payment default.

Other Invested Assets

    Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), tax credit and renewable energy partnerships, loans to affiliates, annuities funding structured settlement claims and leveraged and direct financing leases. See "-- Related Party Investment Transactions" for information regarding loans to affiliates and annuities funding structured settlement claims.

  Tax Credit Partnerships

    The carrying value of tax credit partnerships was $1.8 billion and $1.7 billion at December 31, 2017 and 2016, respectively. Losses from tax credit partnerships included within net investment income were $259 million, $166 million, and $163 million for the years ended December 31, 2017, 2016 and 2015, respectively.

  Leveraged and Direct Financing Leases

    Investment in leveraged and direct financing leases consisted of the following at:

                                                                  December 31,
                                                  --------------------------------------------
                                                          2017                   2016
                                                  --------------------- ----------------------
                                                               Direct                Direct
                                                   Leveraged  Financing  Leveraged  Financing
                                                    Leases     Leases     Leases     Leases
                                                  ----------- --------- ----------- ----------
                                                                 (In millions)
Rental receivables, net..........................  $      911  $    278  $    1,171  $     300
Estimated residual values........................         649        42         690         42
                                                  ----------- --------- ----------- ----------
  Subtotal.......................................       1,560       320       1,861        342
Unearned income..................................       (448)     (113)       (572)      (127)
                                                  ----------- --------- ----------- ----------
  Investment in leases, net of non-recourse debt.  $    1,112  $    207  $    1,289  $     215
                                                  =========== ========= =========== ==========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years but in certain circumstances can be over 25 years, while the payment periods for direct financing leases range from one to 20 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2017 and 2016, all leveraged lease receivables and direct financing rental receivables were performing.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The deferred income tax liability related to leveraged leases was $875 million and $1.3 billion at December 31, 2017 and 2016, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $3.1 billion and $4.7 billion at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI, future policy benefits and the policyholder dividend obligation that would result from the realization of the unrealized gains (losses) are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses) included in AOCI, were as follows:

                                                                                           Years Ended December 31,
                                                                                   ---------------------------------------
                                                                                       2017          2016          2015
                                                                                   ------------  ------------  -----------
                                                                                                (In millions)
Fixed maturity securities.........................................................  $    12,349   $     7,912   $    7,331
Fixed maturity securities with noncredit OTTI losses included in AOCI.............           40            10          (39)
                                                                                   ------------  ------------  -----------
  Total fixed maturity securities.................................................       12,389         7,922        7,292
Equity securities.................................................................          119            72           27
Derivatives.......................................................................        1,396         2,244        2,208
Other.............................................................................            1            16          137
                                                                                   ------------  ------------  -----------
  Subtotal........................................................................       13,905        10,254        9,664
                                                                                   ------------  ------------  -----------
Amounts allocated from:
Future policy benefits............................................................          (19)           (9)          (7)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI..................           --            (1)          --
DAC, VOBA and DSI.................................................................         (790)         (569)        (572)
Policyholder dividend obligation..................................................       (2,121)       (1,931)      (1,783)
                                                                                   ------------  ------------  -----------
  Subtotal........................................................................       (2,930)      (2,510)       (2,362)
Deferred income tax benefit (expense) related to noncredit OTTI losses
 recognized in AOCI...............................................................         (14)           (3)           14
Deferred income tax benefit (expense).............................................       (3,704)       (2,690)      (2,542)
                                                                                   ------------  ------------  -----------
  Net unrealized investment gains (losses)........................................        7,257         5,051        4,774
Net unrealized investment gains (losses) attributable to noncontrolling interests.           --            --           (1)
                                                                                   ------------  ------------  -----------
  Net unrealized investment gains (losses) attributable to Metropolitan Life
   Insurance Company..............................................................  $     7,257   $     5,051   $    4,773
                                                                                   ============  ============  ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                      -------------------------------------
                                                                                          2017         2016         2015
                                                                                      -----------  -----------  -----------
                                                                                                  (In millions)
Balance at January 1,................................................................  $    5,051   $    4,773   $    7,273
Fixed maturity securities on which noncredit OTTI losses have been recognized........          30           49           27
Unrealized investment gains (losses) during the year.................................       3,621          541       (7,580)
Unrealized investment gains (losses) relating to:
Future policy benefits...............................................................         (10)          (2)       1,957
DAC and VOBA related to noncredit OTTI losses recognized in AOCI.....................           1           (1)           3
DAC, VOBA and DSI....................................................................        (221)           3          346
Policyholder dividend obligation.....................................................        (190)        (148)       1,372
Deferred income tax benefit (expense) related to noncredit OTTI losses
 recognized in AOCI..................................................................         (11)         (17)         (11)
Deferred income tax benefit (expense)................................................      (1,014)        (148)       1,386
                                                                                      -----------  -----------  -----------
  Net unrealized investment gains (losses)...........................................       7,257        5,050        4,773
Net unrealized investment gains (losses) attributable to noncontrolling
 interests...........................................................................          --            1           --
                                                                                      -----------  -----------  -----------
Balance at December 31,..............................................................  $    7,257   $    5,051   $    4,773
                                                                                      ===========  ===========  ===========
Change in net unrealized investment gains (losses)...................................  $    2,206   $      277   $   (2,500)
Change in net unrealized investment gains (losses) attributable to noncontrolling
 interests...........................................................................          --            1           --
                                                                                      -----------  -----------  -----------
Change in net unrealized investment gains (losses) attributable to Metropolitan Life
 Insurance Company...................................................................  $    2,206   $      278   $   (2,500)
                                                                                      ===========  ===========  ===========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                            December 31,
                                                       -----------------------
                                                          2017        2016
                                                       ----------- -----------
                                                            (In millions)
 Securities on loan: (1)
   Amortized cost..................................... $    13,887 $    15,694
   Estimated fair value............................... $    14,852 $    16,496
 Cash collateral received from counterparties (2)..... $    15,170 $    16,807
 Security collateral received from counterparties (3). $        11 $        14
 Reinvestment portfolio -- estimated fair value....... $    15,188 $    16,821

--------

(1)Included within fixed maturity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements was as follows at:

                                                            December 31, 2017                      December 31, 2016
                                                    -------------------------------------- --------------------------------------
                                                    Remaining Tenor of Securities          Remaining Tenor of Securities
                                                       Lending Agreements                     Lending Agreements
                                                    -----------------------------          -----------------------------
                                                                          Over                                   Over
                                                               1 Month   1 to 6                       1 Month   1 to 6
                                                    Open (1)   or Less   Months    Total   Open (1)   or Less   Months    Total
                                                    --------   -------   -------  -------- --------   -------   -------  --------
                                                                               (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency......................... $ 2,927    $ 5,279   $ 6,964  $ 15,170 $ 4,033    $ 5,640   $ 7,134  $ 16,807
                                                    =======     =======  =======  ======== =======     =======  =======  ========

--------

(1) The related loaned security could be returned to the Company on the next business day, which would require the Company to immediately return the cash collateral.

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $2.9 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

  The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. government and agency securities, ABS and U.S. corporate securities) and short-term investments with 62% invested in agency RMBS, U.S. government and agency securities, short-term investments, cash equivalents or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Repurchase Agreements

  Elements of the short-term repurchase agreements are presented below at:

                                                        December 31, 2017
                                                        -----------------
                                                          (In millions)
      Securities on loan: (1)
          Amortized cost...............................   $        900
          Estimated fair value.........................   $      1,031
      Cash collateral received from counterparties (2).   $      1,000
      Reinvestment portfolio -- estimated fair value...   $      1,000

--------

(1) Included within fixed maturity securities, short-term investments and cash equivalents.

(2) Included within payables for collateral under securities loaned and other transactions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements was as follows at:

                                                         December 31, 2017
                                                       ---------------------
                                                       Remaining
                                                        Tenor of
                                                       Repurchase
                                                       Agreements
                                                       ----------
                                                        1 Month
                                                        or Less     Total
                                                       ---------- ----------
                                                           (In millions)
   Cash collateral liability by loaned security type:
   U.S. government and agency......................... $    1,000 $    1,000
                                                       ========== ==========

  The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including U.S. government and agency securities, agency RMBS and ABS), short-term investments and cash equivalents, with 66% invested in U.S. government and agency securities, agency RMBS, short-term investments, cash equivalents or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                   December 31,
                                                              -----------------------
                                                                 2017        2016
                                                              ----------- -----------
                                                                   (In millions)
Invested assets on deposit (regulatory deposits)............. $        49 $        47
Invested assets pledged as collateral (1)....................      20,775      20,750
                                                              ----------- -----------
  Total invested assets on deposit and pledged as collateral. $    20,824 $    20,797
                                                              =========== ===========

--------

(1) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4), derivative transactions (see Note 9) and secured debt (See Note 11).

  See "-- Securities Lending" and "-- Repurchase Agreements" for information regarding securities on loan and Note 7 for information regarding investments designated to the closed block.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The Company's PCI investments were as follows at:

                                                         December 31,
                                                   -------------------------
                                                       2017         2016
                                                   ------------ ------------
                                                   Fixed Maturity Securities
                                                   -------------------------
                                                         (In millions)
   Outstanding principal and interest balance (1). $      4,607 $      5,859
   Carrying value (2)............................. $      3,825 $      4,598

--------

(1)Represents the contractually required payments, which include contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI investments acquired during the periods indicated:

                                                       Years Ended December 31,
                                                       -------------------------
                                                          2017         2016
                                                       ----------  ------------
                                                       Fixed Maturity Securities
                                                       -------------------------
                                                            (In millions)
 Contractually required payments (including interest). $      107  $      1,831
 Cash flows expected to be collected (1).............. $       78  $      1,644
 Fair value of investments acquired................... $       72  $      1,206

--------

(1)Represents undiscounted principal and interest cash flow expectations at the date of acquisition.

  The following table presents activity for the accretable yield on PCI investments:

                                                      Years Ended December 31,
                                                     --------------------------
                                                         2017          2016
                                                     ------------  ------------
                                                      Fixed Maturity Securities
                                                     --------------------------
                                                            (In millions)
Accretable yield, January 1,........................ $      1,678  $      1,784
Investments purchased...............................            6           438
Accretion recognized in earnings....................         (273)         (277)
Disposals...........................................          (42)         (138)
Reclassification (to) from nonaccretable difference.          102          (129)
                                                     ------------  ------------
Accretable yield, December 31,...................... $      1,471  $      1,678
                                                     ============  ============

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $11.5 billion at December 31, 2017. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $2.9 billion at December 31, 2017. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2016. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2017, 2016 and 2015. Aggregate total assets of these entities totaled $450.0 billion and $385.3 billion at December 31, 2017 and 2016, respectively. Aggregate total liabilities of these entities totaled
$59.5 billion and $48.5 billion at December 31, 2017 and 2016, respectively. Aggregate net income (loss) of these entities totaled $35.0 billion, $27.6 billion and $23.4 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

  Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to investment related VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2017 and 2016.

                                                  December 31,
                                  ---------------------------------------------
                                           2017                   2016
                                  ---------------------- ----------------------
                                    Total       Total      Total       Total
                                    Assets   Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
                                                  (In millions)
Real estate joint ventures (1)... $    1,077   $   --    $    1,124   $    --
Renewable energy partnership (2).        116        3            --        --
Other investments (3)............         32        6            62        12
                                  ---------- ----------- ---------- -----------
  Total.......................... $    1,225   $    9    $    1,186   $    12
                                  ========== =========== ========== ===========

--------

(1) The Company consolidates certain affiliated real estate joint ventures. At both December 31, 2017 and 2016, the Company and its affiliates invested $1.0 billion and $85 million, respectively, in these affiliated real estate joint ventures.

(2) Assets of the renewable energy partnership, primarily consisting of other invested assets, were consolidated in prior periods. As a result of the Separation and a reassessment in 2017, the renewable energy partnership was determined to be a consolidated VIE.

(3) Other investments is comprised primarily of other invested assets. The Company consolidates entities that are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                            December 31,
                                     -----------------------------------------------------------
                                                 2017                          2016
                                     ----------------------------- -----------------------------
                                                       Maximum                       Maximum
                                         Carrying     Exposure         Carrying     Exposure
                                        Amount         to Loss (1)    Amount         to Loss (1)
                                     ------------- --------------- ------------- ---------------
                                                            (In millions)
Fixed maturity securities AFS:
  Structured Securities (2)......... $      34,284  $      34,284  $      34,912  $      34,912
  U.S. and foreign corporate........         1,166          1,166          1,167          1,167
Other limited partnership interests.         3,561          5,765          3,383          5,674
Other invested assets...............         2,172          2,506          2,089          2,666
Real estate joint ventures..........            38             43             81             95
                                     ------------- --------------- ------------- ---------------
  Total............................. $      41,221  $      43,764  $      41,632  $      44,514
                                     ============= =============== ============= ===============

--------

(1) The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $117 million and $150 million at December 31, 2017 and 2016, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

    As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during each of the years ended December 31, 2017, 2016 and 2015.

    During 2017, the Company securitized certain residential mortgage loans and acquired an interest in the related RMBS issued. While the Company has a variable interest in the issuer of the securities, it is not the primary beneficiary of the issuer of the securities since it does not have any rights to remove the servicer or veto rights over the servicer's actions. The carrying value and the estimated fair value of mortgage loans sold during 2017 were $319 million and $339 million, respectively, resulting in a gain of $20 million during the year ended December 31, 2017, which was included within net investment gains (losses). The estimated fair value of RMBS acquired in connection with the securitization was $52 million. Included in the carrying amount and maximum exposure to loss for Structured Securities presented above at December 31, 2017 were $51 million of such investments. See Note 10 for information on how the estimated fair value of mortgage loans and RMBS is determined, the valuation approaches and key inputs, their placement in the fair value hierarchy, and for certain RMBS, quantitative information about the significant unobservable inputs and the sensitivity of their estimated fair value to changes in those inputs.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                        Years Ended December 31,
                                                   -----------------------------------
                                                      2017        2016        2015
                                                   ----------- ----------- -----------
                                                              (In millions)
Investment income:
Fixed maturity securities......................... $     7,057 $     7,653 $     7,930
Equity securities.................................          97          90          91
Mortgage loans....................................       2,647       2,539       2,514
Policy loans......................................         310         404         435
Real estate and real estate joint ventures........         446         488         743
Other limited partnership interests...............         625         413         519
Cash, cash equivalents and short-term investments.          74          43          25
Operating joint venture...........................          19           9           9
Other.............................................         133         207         149
                                                   ----------- ----------- -----------
  Subtotal........................................      11,408      11,846      12,415
Less: Investment expenses.........................         895         763         876
                                                   ----------- ----------- -----------
  Net investment income........................... $    10,513 $    11,083 $    11,539
                                                   =========== =========== ===========

    See "-- Variable Interest Entities" for discussion of consolidated securitization entities ("CSEs").

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                                             Years Ended December 31,
                                                                        ----------------------------------
                                                                           2017        2016        2015
                                                                        ----------  ----------  ----------
                                                                                   (In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized -- by sector and industry:
U.S. and foreign corporate securities -- by industry:
Consumer............................................................... $       (5) $       --  $      (21)
Industrial.............................................................         --         (58)         --
Utility................................................................         --         (20)        (15)
Communications.........................................................         --          (3)         --
                                                                        ----------  ----------  ----------
  Total U.S. and foreign corporate securities..........................         (5)        (81)        (36)
RMBS...................................................................         --         (16)        (17)
State and political subdivision........................................         (1)         --          (1)
                                                                        ----------  ----------  ----------
  OTTI losses on fixed maturity securities recognized in earnings......         (6)        (97)        (54)
Fixed maturity securities -- net gains (losses) on sales and disposals.         23         169        (114)
                                                                        ----------  ----------  ----------
  Total gains (losses) on fixed maturity securities....................         17          72        (168)
                                                                        ----------  ----------  ----------
Total gains (losses) on equity securities:
Total OTTI losses recognized -- by sector:
Common stock...........................................................        (23)        (75)        (37)
Non-redeemable preferred stock.........................................         (1)         --          --
                                                                        ----------  ----------  ----------
  OTTI losses on equity securities recognized in earnings..............        (24)        (75)        (37)
Equity securities -- net gains (losses) on sales and disposals.........          7          19          --
                                                                        ----------  ----------  ----------
  Total gains (losses) on equity securities............................        (17)        (56)        (37)
                                                                        ----------  ----------  ----------
Mortgage loans.........................................................        (34)        (20)        (90)
Real estate and real estate joint ventures.............................        607         142         430
Other limited partnership interests....................................        (52)        (59)        (66)
Other..................................................................       (115)        (32)        (18)
                                                                        ----------  ----------  ----------
  Subtotal.............................................................        406          47          51
                                                                        ----------  ----------  ----------
Non-investment portfolio gains (losses)................................        (72)         85         208
                                                                        ----------  ----------  ----------
  Total net investment gains (losses).................................. $      334  $      132  $      259
                                                                        ==========  ==========  ==========

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

    Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($142) million, $89 million and $125 million for the years ended December 31, 2017, 2016 and 2015, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                       Years Ended December 31,
                                 -------------------------------------------------------------------
                                    2017        2016        2015        2017       2016       2015
                                 ----------  ----------  ----------  ---------  ---------  ---------
                                      Fixed Maturity Securities             Equity Securities
                                 ----------------------------------  -------------------------------
                                                              (In millions)
Proceeds........................ $   34,483  $   58,812  $   60,957  $     738  $     146  $     105
                                 ==========  ==========  ==========  =========  =========  =========
Gross investment gains.......... $      278  $      755  $      584  $      18  $      28  $      28
Gross investment losses.........       (255)       (586)       (698)       (11)        (9)       (28)
OTTI losses.....................         (6)        (97)        (54)       (24)       (75)       (37)
                                 ----------  ----------  ----------  ---------  ---------  ---------
  Net investment gains (losses). $       17  $       72  $     (168) $     (17) $     (56) $     (37)
                                 ==========  ==========  ==========  =========  =========  =========

  Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                      Years Ended December 31,
                                                                                                      ----------------------
                                                                                                         2017         2016
                                                                                                      ----------   ----------
                                                                                                            (In millions)
Balance at January 1,................................................................................ $      157   $      188
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................          1            1
  Additional impairments -- credit loss OTTI on securities previously impaired.......................         --           13
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.        (47)         (43)
  Securities impaired to net present value of expected future cash flows.............................         --           (1)
  Increase in cash flows -- accretion of previous credit loss OTTI...................................         (1)          (1)
                                                                                                      ----------   ----------
Balance at December 31,.............................................................................. $      110   $      157
                                                                                                      ==========   ==========

  Related Party Investment Transactions

    The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                         Years Ended December 31,
                                                                      ------------------------------
                                                                        2017      2016       2015
                                                                      -------- ---------- ----------
                                                                              (In millions)
 Estimated fair value of invested assets transferred to affiliates... $    453 $    5,678 $    1,003
 Amortized cost of invested assets transferred to affiliates......... $    416 $    5,338 $      941
 Net investment gains (losses) recognized on transfers............... $     37 $      340 $       62
 Estimated fair value of invested assets transferred from affiliates. $    306 $    1,583 $      237

    In January 2017, the Company received transferred investments with an estimated fair value of $292 million, which are included in the table above, in addition to $275 million in cash related to the recapture of risks from minimum benefit guarantees on certain variable annuities previously reinsured by Brighthouse Insurance. In April 2016, the Company transferred investments and cash and cash equivalents with an amortized cost and estimated fair value of $4.0 billion and $4.3 billion,

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  respectively, for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to Brighthouse Insurance, which are included in the table above. Also, in November 2016, the Company transferred investments and cash and cash equivalents with an amortized cost and estimated fair value of $863 million and $933 million, respectively, for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to Brighthouse NY, which are included in the table above. See Note 6 for additional information related to these transfers.

    The unpaid principal balance of MetLife, Inc. affiliated loans held by the Company totals $1.8 billion, bear interest at the following fixed rates, payable semiannually, and are due as follows: $500 million at 3.54% due on June 30, 2019, $250 million at 3.57% due on October 1, 2019, $358 million at 5.64% due on July 15, 2021 and $467 million at 5.86% due on December 16, 2021. In September 2016, an affiliated loan for $250 million matured and, subsequently, a new loan was issued for $250 million, which bears interest, payable semiannually, at a fixed rate of 3.03% and matures on September 30, 2020. The carrying value of these MetLife, Inc. affiliated loans totaled $1.8 billion at both December 31, 2017 and 2016, and are included in other invested assets. Net investment income from these affiliated loans was $78 million, $91 million and $95 million for the years ended December 31, 2017, 2016 and 2015, respectively.

    As a structured settlements assignment company, the Company purchases annuities from Brighthouse to fund the periodic structured settlement claim payment obligations it assumes. Each annuity purchased is contractually designated to the assumed claim obligation it funds. The aggregate annuity contract values recorded, for which the Company has also recorded unpaid claim obligations of equal amounts, were $1.3 billion at both December 31, 2017 and 2016. The related net investment income and corresponding policyholder benefits and claims recognized were $69 million and $64 million for the years ended December 31, 2017 and 2016, respectively.

    The Company holds a surplus note from American Life Insurance Company, an affiliate, which was included in other invested assets, with a carrying value of $100 million at both December 31, 2017 and 2016. The loan, which bears interest at a fixed rate of 3.17%, payable semiannually, is due on June 30, 2020. Net investment income from this surplus note was $3 million for each of the three years ended December 31, 2017, 2016 and 2015.

    The Company holds preferred stock of Metropolitan Property and Casualty Insurance Company, an affiliate, which was included in other invested assets, with a carrying value of $315 million at both December 31, 2017 and 2016. Dividends are payable quarterly at a variable rate. Net investment income from the affiliated preferred stock dividends was $6 million, $5 million and $4 million for the years ended December 31, 2017, 2016 and 2015, respectively.

    In March 2017, the Company purchased from Brighthouse Insurance an interest in an operating joint venture for $286 million, which was settled in cash in April 2017.

    The Company provides investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $73 million, $172 million and $157 million for the years ended December 31, 2017, 2016 and 2015, respectively.

    See "-- Variable Interest Entities" for information on investments in affiliated real estate joint ventures.

    See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliates.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

  The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. government and agency, or other fixed maturity security. Structured interest rate swaps are included in interest rate swaps and are not designated as hedging instruments.

  Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

  The Company purchases interest rate caps primarily to protect its floating rate liabilities against rises in interest rates above a specified level and against interest rate exposure arising from mismatches between assets and liabilities, and interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

  Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and nonqualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  A synthetic guaranteed interest contract ("GIC") is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate of return on those assets for a premium. Synthetic GICs are not designated as hedging instruments.

Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency exchange rate derivatives, including foreign currency swaps and foreign currency forwards, to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

  In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in nonqualifying hedging relationships.

Credit Derivatives

  The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations and involuntary restructuring for corporate obligors, as well as repudiation, moratorium or governmental intervention for sovereign obligors. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

  The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities, or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  The Company also entered into certain purchased and written credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps were not designated as hedging instruments. As of December 31, 2016, the Company no longer maintained a trading portfolio for derivatives.

  The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these transactions as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Equity Derivatives

  The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the underlying equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

  Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

  In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

  In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the primary underlying risk exposure, gross notional amount and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                        December 31,
                                                            --------------------------------------------------------------------
                                                                          2017                               2016
                                                            --------------------------------- ----------------------------------
                                                                        Estimated Fair Value               Estimated Fair Value
                                                                       ----------------------             ----------------------
                                                              Gross                             Gross
                                                             Notional                          Notional
                          Primary Underlying Risk Exposure    Amount    Assets    Liabilities   Amount     Assets    Liabilities
                          --------------------------------  ---------- --------- ------------ ----------- --------- ------------
                                                                                       (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate swaps...... Interest rate....................  $   3,826  $  2,289   $       3   $    4,993  $  2,221   $       6
Foreign currency swaps... Foreign currency exchange rate...      1,082        47          17        1,200        29         224
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal.................................................       4,908     2,336          20        6,193     2,250         230
                                                            ---------- ---------  ----------  ----------- ---------  ----------
Cash flow hedges:
Interest rate swaps...... Interest rate....................      3,337       234          --        1,793       325          26
Interest rate forwards... Interest rate....................      3,333        --         127        4,033        --         370
Foreign currency swaps... Foreign currency exchange rate...     22,287       795       1,078       20,080     1,435       1,604
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal................                                       28,957     1,029       1,205       25,906     1,760       2,000
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Total qualifying hedges..................................      33,865     3,365       1,225       32,099     4,010       2,230
                                                            ---------- ---------  ----------  ----------- ---------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments:
Interest rate swaps...... Interest rate....................     43,028     1,722         336       32,662     2,514         879
Interest rate floors..... Interest rate....................      7,201        91          --        9,001       173           2
Interest rate caps....... Interest rate....................     53,079        78           2       78,358       112           3
Interest rate futures.... Interest rate....................      2,257         1           2        2,342         3          --
Interest rate options.... Interest rate....................      7,525       142          11          850       144           1
Interest rate forwards... Interest rate....................         --        --          --          396        --           3
Interest rate total
 return swaps............ Interest rate....................      1,048         8           2        1,549         2         127
Synthetic GICs........... Interest rate....................     11,318        --          --        5,566        --          --
Foreign currency swaps... Foreign currency exchange rate...      6,739       547         164        8,175     1,247          58
Foreign currency forwards Foreign currency exchange rate...        961        16           7        1,396        52          18
Credit default swaps --
 purchased............... Credit...........................        980         7           8          961        12           6
Credit default swaps --
 written................. Credit...........................      7,874       181          --        8,025       119           8
Equity futures........... Equity market....................      1,282         5           1        1,851        10          --
Equity index options..... Equity market....................     14,408       384         476       11,119       260         426
Equity variance swaps.... Equity market....................      3,530        45         169        5,579        69         193
Equity total return swaps Equity market....................      1,077        --          39        1,013         1          42
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Total non-designated or nonqualifying derivatives........     162,307     3,227       1,217      168,843     4,718       1,766
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Total....................................................   $ 196,172  $  6,592   $   2,442   $  200,942  $  8,728   $   3,996
                                                            ========== =========  ==========  =========== =========  ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2017 and 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps and interest rate swaps that are used to synthetically create investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                                 Years Ended December 31,
                                                         ----------------------------------------
                                                            2017           2016           2015
                                                         ----------- ----------------  ----------
                                                                      (In millions)
Freestanding derivatives and hedging gains (losses) (1).  $    (771)  $          (715)  $     463
Embedded derivatives gains (losses).....................         427             (423)        418
                                                         ----------- ----------------  ----------
 Total net derivative gains (losses)....................  $    (344)  $       (1,138)   $     881
                                                         =========== ================  ==========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                           Years Ended December 31,
                                                    --------------------------------------
                                                       2017         2016          2015
                                                    ----------- ------------  ------------
                                                                (In millions)
Qualifying hedges:
Net investment income..............................  $      302  $       280   $       227
Interest credited to policyholder account balances.        (64)           (1)           28
Nonqualifying hedges:
Net investment income..............................          --          (1)           (5)
Net derivative gains (losses)......................         406          577           518
Policyholder benefits and claims...................           5            4             2
                                                    ----------- ------------  ------------
 Total.............................................  $      649  $       859   $       770
                                                    =========== ============  ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or not qualifying as hedging instruments:

                                                 Net          Net      Policyholder
                                              Derivative   Investment  Benefits and
                                            Gains (Losses) Income (1)   Claims (2)
                                            -------------- ----------  ------------
                                                         (In millions)
Year Ended December 31, 2017
Interest rate derivatives..................   $    (343)    $       1   $       --
Foreign currency exchange rate derivatives.        (746)           --           --
Credit derivatives -- purchased............         (16)           --           --
Credit derivatives -- written..............          102           --           --
Equity derivatives.........................        (536)          (6)        (216)
                                            -------------- ----------  ------------
 Total.....................................   $  (1,539)    $     (5)   $    (216)
                                            ============== ==========  ============
Year Ended December 31, 2016
Interest rate derivatives..................   $  (1,088)    $      --   $       --
Foreign currency exchange rate derivatives.          726           --           --
Credit derivatives -- purchased............         (23)           --           --
Credit derivatives -- written..............           48           --           --
Equity derivatives.........................        (457)         (14)         (94)
                                            -------------- ----------  ------------
 Total.....................................   $    (794)    $    (14)   $     (94)
                                            ============== ==========  ============
Year Ended December 31, 2015
Interest rate derivatives..................   $    (243)    $      --   $       --
Foreign currency exchange rate derivatives.          678           --           --
Credit derivatives -- purchased............           17           (3)          --
Credit derivatives -- written..............         (57)           --           --
Equity derivatives.........................        (152)         (11)           --
                                            -------------- ----------  ------------
 Total.....................................   $      243    $    (14)   $       --
                                            ============== ==========  ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures and derivatives held in relation to trading portfolios. As of December 31, 2016, the Company no longer maintained a trading portfolio for derivatives.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                         Net Derivative  Net Derivative Ineffectiveness
                                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value           Hedged Items in Fair Value             Recognized    Recognized for Net Derivative
Hedging Relationships                 Hedging Relationships              for Derivatives  Hedged Items  Gains (Losses)
------------------------- ---------------------------------------------- --------------- -------------- ---------------
                                                                                         (In millions)
Year Ended December 31, 2017
Interest rate swaps:      Fixed maturity securities.....................          $    4          $ (5)           $ (1)
                          Policyholder liabilities (1)..................            (69)            134              65
Foreign currency swaps:   Foreign-denominated fixed maturity securities.            (24)             27               3
                          Foreign-denominated policyholder account
                           balances (2).................................              65           (43)              22
                                                                         --------------- -------------- ---------------
  Total...............................................................            $ (24)          $ 113           $  89
                                                                         =============== ============== ===============
Year Ended December 31, 2016
Interest rate swaps:      Fixed maturity securities.....................          $    8          $ (9)           $ (1)
                          Policyholder liabilities (1)..................           (109)             90            (19)
Foreign currency swaps:   Foreign-denominated fixed maturity securities.              10            (9)               1
                          Foreign-denominated policyholder account
                           balances (2).................................            (95)             92             (3)
                                                                         --------------- -------------- ---------------
  Total...............................................................            $(186)          $ 164           $(22)
                                                                         =============== ============== ===============
Year Ended December 31, 2015
Interest rate swaps:      Fixed maturity securities.....................          $    4          $  --           $   4
                          Policyholder liabilities (1)..................             (4)            (6)            (10)
Foreign currency swaps:   Foreign-denominated fixed maturity securities.              14            (5)               9
                          Foreign-denominated policyholder account
                           balances (2).................................           (240)            231             (9)
                                                                         --------------- -------------- ---------------
  Total...............................................................            $(226)          $ 220           $ (6)
                                                                         =============== ============== ===============

--------

(1)Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $20 million, $17 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.

  At both December 31, 2017 and 2016, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  At December 31, 2017 and 2016, the balance in AOCI associated with cash flow hedges was $1.4 billion and $2.2 billion, respectively.

   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

                                                   Amount and Location       Amount and Location
                            Amount of Gains         of Gains (Losses)         of Gains (Losses)
Derivatives in Cash Flow  (Losses)Deferred in       Reclassified from       Recognized in Income
Hedging Relationships     AOCI on Derivatives    AOCI into Income (Loss)    (Loss) on Derivatives
------------------------  ------------------- ----------------------------- ---------------------
                          (Effective Portion)      (Effective Portion)      (Ineffective Portion)
-                         ------------------- ----------------------------- ---------------------
                                              Net Derivative Net Investment    Net Derivative
                                              Gains (Losses)     Income        Gains (Losses)
                                              -------------- -------------- ---------------------
                                                       (In millions)
Year Ended December 31, 2017
Interest rate swaps......  $               73  $          24 $           16   $                18
Interest rate forwards...                 210           (11)              2                   (2)
Foreign currency swaps...               (161)            938            (1)                    --
Credit forwards..........                  --              1              1                    --
                          ------------------- -------------- -------------- ---------------------
  Total..................  $              122  $         952 $           18   $                16
                          =================== ============== ============== =====================
Year Ended December 31, 2016
Interest rate swaps......  $               58  $          57 $           12   $                --
Interest rate forwards...               (366)            (1)              3                    --
Foreign currency swaps...                 167          (251)            (1)                    --
Credit forwards..........                  --              3              1                    --
                          ------------------- -------------- -------------- ---------------------
  Total..................  $            (141)  $       (192) $           15   $                --
                          =================== ============== ============== =====================
Year Ended December 31, 2015
Interest rate swaps......  $               76  $          83 $           11   $                 2
Interest rate forwards...                 (3)              4              2                    --
Foreign currency swaps...                (92)          (679)            (1)                     7
Credit forwards..........                  --              1              1                    --
                          ------------------- -------------- -------------- ---------------------
  Total..................  $             (19)  $       (591) $           13   $                 9
                          =================== ============== ============== =====================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2017, the Company expected to reclassify ($11) million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $7.9 billion and $8.0 billion at December 31, 2017 and 2016, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2017 and 2016, the Company would have received $181 million and $111 million, respectively, to terminate all of these contracts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                          December 31,
                                          -----------------------------------------------------------------------------
                                                           2017                                   2016
                                          -------------------------------------- --------------------------------------
                                                        Maximum                                Maximum
                                          Estimated      Amount                  Estimated      Amount
                                          Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                          of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced    Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                      Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
----------------------------------------- ---------- -------------- ------------ ---------- -------------- ------------
                                                                     ( Dollars in millions)
Aaa/Aa/A
Single name credit default swaps (3).....  $      3   $        159           2.8  $     1    $        229           2.7
Credit default swaps referencing indices.        42          2,193           2.7       32           2,093           3.5
                                           --------   ------------                -------    ------------
  Subtotal...............................        45          2,352           2.7       33           2,322           3.4
                                          ---------- --------------              ---------- --------------
Baa
Single name credit default swaps (3).....         4            416           1.5        3             563           2.2
Credit default swaps referencing indices.       111          4,761           5.2       61           4,730           5.1
                                          ---------- --------------              ---------- --------------
  Subtotal...............................       115          5,177           4.9       64           5,293           4.8
                                          ---------- --------------              ---------- --------------
Ba
Single name credit default swaps (3).....         1            105           3.4       (2)            115           4.2
Credit default swaps referencing indices.        --             --            --       --              --            --
                                          ---------- --------------              ---------- --------------
  Subtotal...............................         1            105           3.4       (2)            115           4.2
                                          ---------- --------------              ---------- --------------
B
Single name credit default swaps (3).....         2             20           3.5       --              70           1.8
Credit default swaps referencing indices.        18            220           5.0       16             225           5.0
                                          ---------- --------------              ---------- --------------
  Subtotal...............................        20            240           4.9       16             295           4.2
                                          ---------- --------------              ---------- --------------
  Total..................................  $    181   $      7,874           4.2  $   111    $      8,025           4.4
                                           ========   ============                =======    ============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3)Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

  The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. As a result, the maximum amounts of potential future recoveries available to offset the $7.9 billion and $8.0 billion from the table above were $27 million and $30 million at December 31, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                         December 31,
                                                                      --------------------------------------------------
                                                                                2017                      2016
                                 -                                    ------------------------  ------------------------
Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                              Assets    Liabilities     Assets    Liabilities
--------------------------------------------------------------------  -----------  -----------  -----------  -----------
                                                                                        (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)....................................................  $    6,478   $    2,203   $    7,926   $    3,349
OTC-cleared (1), (6).................................................         168          216          905          611
Exchange-traded......................................................           6            3           13           --
                                                                      -----------  -----------  -----------  -----------
  Total gross estimated fair value of derivatives (1)................       6,652        2,422        8,844        3,960
Amounts offset on the consolidated balance sheets....................          --           --           --           --
                                                                      -----------  -----------  -----------  -----------
  Estimated fair value of derivatives presented on the consolidated
   balance sheets (1), (6)...........................................       6,652        2,422        8,844        3,960
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral........................................................      (1,891)      (1,891)      (2,737)     (2,737)
OTC-cleared..........................................................         (31)         (31)        (391)       (391)
Exchange-traded......................................................          --           --           --           --
Cash collateral: (3), (4)
OTC-bilateral........................................................      (3,448)          --       (3,418)          --
OTC-cleared..........................................................        (131)        (179)        (497)       (217)
Exchange-traded......................................................          --           --           --           --
Securities collateral: (5)
OTC-bilateral........................................................        (954)        (312)      (1,560)       (609)
OTC-cleared..........................................................          --           (6)          --           --
Exchange-traded......................................................          --           (3)          --           --
                                                                      -----------  -----------  -----------  -----------
  Net amount after application of master netting agreements and
   collateral........................................................  $      197   $       --   $      241   $        6
                                                                      ===========  ===========  ===========  ===========

--------

(1)At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $60 million and $116 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($20) million and ($36) million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $122 million and $77 million, respectively, and provided excess cash collateral of $9 million and $9 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2017 and 2016, the Company received excess securities collateral with an estimated fair value of $30 million and $21 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $152 million and $75 million, respectively, for its OTC-bilateral derivatives, and $299 million and $531 million, respectively, for its OTC-cleared derivatives, and $50 million and $116 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6)Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the CME amendments.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that party reaches a minimum transfer amount. A small number of these arrangements also include financial strength or credit rating contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in credit ratings of Metropolitan Life Insurance Company and/or the credit ratings of the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both Metropolitan Life Insurance Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that were in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that Metropolitan Life Insurance Company would be required to provide if there was a one-notch downgrade in its financial strength or credit rating, as applicable, at the reporting date or if its financial strength or credit rating, as applicable, at the reporting date sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                               December 31,
                                                   --------------------------------------------------------------------
                                                                  2017                              2016
                                                   ---------------------------------- ---------------------------------
                                                    Derivatives  Derivatives          Derivatives  Derivatives
                                                    Subject to   Not Subject          Subject to   Not Subject
                                                    Financial    to Financial          Financial   to Financial
                                                    Strength-     Strength-            Strength-    Strength-
                                                    Contingent   Contingent           Contingent   Contingent
                                                    Provisions   Provisions    Total  Provisions   Provisions    Total
                                                   ------------ ------------- ------- ----------- ------------- -------
                                                                              (In millions)
Estimated Fair Value of Derivatives in a Net
 Liability Position (1)...........................   $   313       $   --     $   313   $   612      $   --     $   612
Estimated Fair Value of Collateral Provided:
Fixed maturity securities.........................   $   399       $   --     $   399   $   684      $   --     $   684
Cash..............................................   $    --       $   --     $    --   $    --      $   --     $    --
Estimated Fair Value of Incremental Collateral
 Provided Upon:
One-notch downgrade in financial strength or
 credit rating, as applicable.....................   $    --       $   --     $    --   $    --      $   --     $    --
Downgrade in financial strength or credit rating,
 as applicable, to a level that triggers full
 overnight collateralization or termination of
 the derivative position..........................   $    --       $   --     $    --   $    --      $   --     $    --

-------------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs, GMABs, and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                            December 31,
                                                                                        --------------------
                                                     Balance Sheet Location               2017       2016
                                           -------------------------------------------- --------  ----------
                                                                                            (In millions)
Embedded derivatives within asset host
 contracts:
Ceded guaranteed minimum benefits......... Premiums, reinsurance and other receivables.  $    --   $     460
Options embedded in debt or equity
 securities............................... Investments.................................     (113)        (78)
                                                                                        --------  ----------
 Embedded derivatives within asset host contracts.....................................   $  (113)  $     382
                                                                                        ========  ==========
Embedded derivatives within liability
 host contracts:
Direct guaranteed minimum benefits........ Policyholder account balances...............  $   (94)  $     169
Assumed guaranteed minimum benefits....... Policyholder account balances...............        3         390
Funds withheld on ceded reinsurance....... Other liabilities...........................      898         777
Fixed annuities with equity indexed
 returns.................................. Policyholder account balances...............       69          17
                                                                                        --------  ----------
 Embedded derivatives within liability host contracts.................................   $   876   $   1,353
                                                                                        ========  ==========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                        ----------------------------------------
                                            2017          2016          2015
                                        ------------ -------------- ------------
                                                     (In millions)
Net derivative gains (losses) (1), (2). $        427 $        (423) $        418

-------------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($65) million, $76 million and $29 million for the years ended December 31, 2017, 2016 and 2015, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were less than $1 million, ($29) million and ($4) million for the years ended
   December 31, 2017, 2016 and 2015, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


10. Fair Value

   When developing estimated fair values, the Company considers three broad valuation approaches: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation approach to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                                    December 31, 2017
                                                          ---------------------------------------------------------------------
                                                                         Fair Value Hierarchy
                                                          ---------------------------------------------------
                                                                                                                   Total
                                                                                                                 Estimated
                                                              Level 1           Level 2          Level 3         Fair Value
                                                          ---------------- ----------------- ---------------- -----------------
                                                                                      (In millions)
Assets
Fixed maturity securities:
U.S. corporate...........................................  $            --  $         54,629  $         3,461  $         58,090
U.S. government and agency...............................           18,802            19,743               --            38,545
Foreign corporate........................................               --            21,471            4,125            25,596
RMBS.....................................................               --            19,372            3,262            22,634
ABS......................................................               --             7,079              787             7,866
State and political subdivision..........................               --             7,551               --             7,551
CMBS.....................................................               --             5,461               27             5,488
Foreign government.......................................               --             4,471               31             4,502
                                                          ---------------- ----------------- ---------------- -----------------
  Total fixed maturity securities........................           18,802           139,777           11,693           170,272
                                                          ---------------- ----------------- ---------------- -----------------
Equity securities........................................              399               893              366             1,658
Short-term investments...................................            2,056             1,092                7             3,155
Residential mortgage loans -- FVO........................               --                --              520               520
Derivative assets: (1)
Interest rate............................................                1             4,556                8             4,565
Foreign currency exchange rate...........................               --             1,405               --             1,405
Credit...................................................               --               149               39               188
Equity market............................................                5               363               66               434
                                                          ---------------- ----------------- ---------------- -----------------
  Total derivative assets................................                6             6,473              113             6,592
                                                          ---------------- ----------------- ---------------- -----------------
Embedded derivatives within asset host contracts (2).....               --                --               --                --
Separate account assets (3)..............................           23,571           106,294              960           130,825
                                                          ---------------- ----------------- ---------------- -----------------
  Total assets...........................................  $        44,834  $        254,529  $        13,659  $        313,022
                                                          ================ ================= ================ =================
Liabilities
Derivative liabilities: (1)
Interest rate............................................  $             2  $            351  $           130  $            483
Foreign currency exchange rate...........................               --             1,261                5             1,266
Credit...................................................               --                 8               --                 8
Equity market............................................                1               515              169               685
                                                          ---------------- ----------------- ---------------- -----------------
  Total derivative liabilities...........................                3             2,135              304             2,442
                                                          ---------------- ----------------- ---------------- -----------------
Embedded derivatives within liability host contracts (2).               --                --              876               876
Long-term debt...........................................               --                --               --                --
Separate account liabilities (3).........................               --                 7                2                 9
                                                          ---------------- ----------------- ---------------- -----------------
  Total liabilities......................................  $             3  $          2,142  $         1,182  $          3,327
                                                          ================ ================= ================ =================

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                                  December 31, 2016
                                                          -----------------------------------------------------------------
                                                                         Fair Value Hierarchy
                                                          --------------------------------------------------
                                                                                                                 Total
                                                                                                               Estimated
                                                              Level 1          Level 2          Level 3        Fair Value
                                                          ---------------- ---------------- ---------------- --------------
                                                                                    (In millions)
Assets
Fixed maturity securities:
U.S. corporate...........................................  $            --  $        51,303  $         4,855  $      56,158
U.S. government and agency...............................           17,597           18,018               --         35,615
Foreign corporate........................................               --           20,373            3,984         24,357
RMBS.....................................................               --           19,719            3,698         23,417
ABS......................................................               --            6,745              759          7,504
State and political subdivision..........................               --            7,126               10          7,136
CMBS.....................................................               --            4,851               84          4,935
Foreign government.......................................               --            3,977               21          3,998
                                                          ---------------- ---------------- ---------------- --------------
  Total fixed maturity securities........................           17,597          132,112           13,411        163,120
                                                          ---------------- ---------------- ---------------- --------------
Equity securities........................................              408            1,011              420          1,839
Short-term investments...................................            2,945            1,720               25          4,690
Residential mortgage loans -- FVO........................               --               --              566            566
Derivative assets: (1)
Interest rate............................................                3            5,489                2          5,494
Foreign currency exchange rate...........................               --            2,763               --          2,763
Credit...................................................               --              101               30            131
Equity market............................................               10              226              104            340
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative assets................................               13            8,579              136          8,728
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within asset host contracts (2).....               --               --              460            460
Separate account assets (3)..............................           27,633          105,055            1,148        133,836
                                                          ---------------- ---------------- ---------------- --------------
  Total assets...........................................  $        48,596  $       248,477  $        16,166  $     313,239
                                                          ================ ================ ================ ==============
Liabilities
Derivative liabilities: (1)
Interest rate............................................  $            --  $           917  $           500  $       1,417
Foreign currency exchange rate...........................               --            1,902                2          1,904
Credit...................................................               --               14               --             14
Equity market............................................               --              468              193            661
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative liabilities...........................               --            3,301              695          3,996
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within liability host contracts (2).               --               --            1,353          1,353
Long-term debt...........................................               --               --               74             74
Separate account liabilities (3).........................               --               16                7             23
                                                          ---------------- ---------------- ---------------- --------------
  Total liabilities......................................  $            --  $         3,317  $         2,129  $       5,446
                                                          ================ ================ ================ ==============

-------------

(1)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2017 and 2016, debt and equity securities also included embedded derivatives of ($113) million and ($78) million, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets. Separate account liabilities presented in the tables above represent derivative liabilities.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

  Investments

   Valuation Controls and Procedures

      On behalf of the Company's and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third-party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of the Board of Directors of each of MetLife, Inc. and Metropolitan Life Insurance Company regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 1% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2017.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities, Short-term Investments and Long-term Debt

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of long-term debt is determined on a basis consistent with the methodologies described herein for securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

 -----------------------------------------------------------------------------
 Instrument              Level 2                          Level 3
                    Observable Inputs               Unobservable Inputs
 -----------------------------------------------------------------------------
 Fixed maturity securities
 -----------------------------------------------------------------------------
  U.S. corporate and Foreign corporate securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
              Principally the market and      Principally the market approach.
              income approaches.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that  . illiquidity premium
               are not active
             . benchmark yields; spreads off  .  delta spread adjustments to
               benchmark yields; new            reflect specific
               issuances; issuer rating         credit-related issues
             . trades of identical or         . credit spreads
               comparable securities;
               duration
             . Privately-placed securities    .  quoted prices in markets
               are valued using the              that are not active for
               additional key inputs:            identical or similar
             . market yield curve; call          securities that are less
               provisions                        liquid and based on lower
             . observable prices and spreads     levels of trading activity
               for similar public or private     than securities classified
               securities that                   in Level 2
                   incorporate the credit     .  independent non-binding
               quality and industry sector       broker quotations
               of the issuer
             . delta spread adjustments to
               reflect specific
               credit-related issues
 -----------------------------------------------------------------------------
  U.S. government and agency, State and political subdivision and Foreign government securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
             Principally the market approach. Principally the market approach.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that  .independent non-binding broker
               are not active                  quotations
             . benchmark U.S. Treasury yield  . quoted prices in markets that
               or other yields                   are not active for identical
                                                 or similar securities that
                                                 are less liquid and based on
             . the spread off the U.S.           lower levels of trading
               Treasury yield curve for the      activity than securities
               identical security                classified in Level 2
             . issuer ratings and issuer
               spreads; broker-dealer quotes  .credit spreads
             . comparable securities that
               are actively traded
 -----------------------------------------------------------------------------
  Structured Securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
             Principally the market and       Principally the market and
             income approaches.               income approaches.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that
               are not active                 . credit spreads
             . spreads for actively traded    .  quoted prices in markets
               securities; spreads off           that are not active for
               benchmark yields                  identical or similar
             . expected prepayment speeds        securities that are less
               and volumes                       liquid and based on lower
             . current and forecasted loss       levels of trading activity
               severity; ratings; geographic     than securities classified
               region                            in Level 2
             . weighted average coupon and    . independent non-binding
               weighted average maturity       broker quotations
             . average delinquency rates;
               debt-service coverage ratios
             . issuance-specific
               information, including, but
               not limited to:
             . collateral type; structure of
               the security; vintage of the
               loans
             . payment terms of the
               underlying assets
             . payment priority within the
               tranche; deal performance
 -----------------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                   Level 2                                                 Level 3
Instrument                    Observable Inputs                                      Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Equity securities
---------------------------------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market approach.  Valuation Approaches: Principally the market and income approaches.
            Key Input:                                              Key Inputs:
            . quoted prices in markets that are not considered
              active                                                . credit ratings; issuance structures
                                                                    .  quoted prices in markets that are not active for
                                                                       identical or similar securities that are less
                                                                       liquid and based on lower levels of trading
                                                                       activity than securities classified in Level 2
                                                                    . independent non-binding broker quotations
---------------------------------------------------------------------------------------------------------------------------
Short-term investments
---------------------------------------------------------------------------------------------------------------------------
            .  Short-term investments are of a similar nature and   .  Short-term investments are of a similar nature and
               class to the fixed maturity and equity securities       class to the fixed maturity and equity securities
               described above; accordingly, the valuation             described above; accordingly, the valuation
               approaches and observable inputs used in their          approaches and unobservable inputs used in their
               valuation are also similar to those described above.    valuation are also similar to those described above.
---------------------------------------------------------------------------------------------------------------------------
 Residential mortgage loans -- FVO
---------------------------------------------------------------------------------------------------------------------------
            . N/A                                                   Valuation Approaches: Principally the market approach.
                                                                    Valuation Techniques and Key Inputs: These investments
                                                                       are based primarily on matrix pricing or other
                                                                       similar techniques that utilize inputs from
                                                                       mortgage servicers that are unobservable or cannot
                                                                       be derived principally from, or corroborated by,
                                                                       observable market data.
---------------------------------------------------------------------------------------------------------------------------
Separate account assets and Separate account liabilities (1)
---------------------------------------------------------------------------------------------------------------------------
 Mutual funds and hedge funds without readily determinable fair values as prices are not published publicly
---------------------------------------------------------------------------------------------------------------------------
            Key Input:                                              .  N/A
            .  quoted prices or reported NAV provided by the fund
                      managers
---------------------------------------------------------------------------------------------------------------------------
Other limited partnership interests
---------------------------------------------------------------------------------------------------------------------------
            . N/A                                                   Valued giving consideration to the underlying holdings
                                                                      of the partnerships and by applying a premium or
                                                                      discount, if appropriate.
                                                                    Key Inputs:
                                                                    .liquidity; bid/ask spreads; performance record of the
                                                                     fund manager
                                                                    .other relevant variables that may impact the exit
                                                                     value of the particular partnership interest
---------------------------------------------------------------------------------------------------------------------------

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt" and "-- Derivatives -- Freestanding Derivatives."

  Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

     The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


     Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

   Level 2 Valuation Approaches and Key Inputs:

     This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

   Level 3 Valuation Approaches and Key Inputs:

     These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

     Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

       Instrument              Interest Rate            Foreign Currency               Credit                Equity Market
                                                         Exchange Rate
---------------------------------------------------------------------------------------------------------------------------------
Inputs common to          . swap yield curves       .swap yield curves        .swap yield curves        .swap yield curves
 Level 2 and Level 3      . basis curves            .basis curves             .credit curves            .spot equity index levels
 by instrument type       . interest rate           .currency spot rates      .recovery rates           .dividend yield curves
                            volatility (1)          .cross currency basis                               .equity volatility (1)
                                                     curves
---------------------------------------------------------------------------------------------------------------------------------
Level 3                   . swap yield curves (2)   .swap yield curves (2)    .swap yield curves (2)    .dividend yield curves
                          . basis curves (2)        .basis curves (2)         .credit curves (2)         (2)
                          . repurchase rates        .cross currency basis     .credit spreads           .equity volatility (1),
                                                      curves (2)              .repurchase rates          (2)
                                                    .currency correlation     .independent non-binding  .correlation between
                                                                                broker quotations         model inputs (1)

--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Embedded Derivatives

     Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, certain affiliated ceded reinsurance agreements related to such variable annuity guarantees, equity or bond indexed crediting rates within certain funding agreements and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

     The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

     Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

     The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described in "-- Investments -- Securities, Short-term Investments and Long-term Debt." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including a nonperformance risk adjustment. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within policyholder account balances with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

   Embedded Derivatives Within Asset and Liability Host Contracts

     Level 3 Valuation Approaches and Key Inputs:

       Direct and assumed guaranteed minimum benefits

          These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

       Reinsurance ceded on certain guaranteed minimum benefits

          These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

       Embedded derivatives within funds withheld related to certain ceded reinsurance

          These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curves and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Transfers between Levels

     Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2017 and December 31, 2016, there were no transfers between Levels 1 and 2.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                                 December 31, 2017
                                                                                            ----------------------------
                                                                       Significant                               Weighted
                                         Valuation Techniques      Unobservable Inputs           Range          Average (1)
                                      --------------------------- -----------------------   ---------------     -----------
Fixed maturity securities (3)
U.S. corporate and foreign
 corporate........................... Matrix pricing              Offered quotes (4)          83    -      142      111
                                      Market pricing              Quoted prices (4)           10    -      443      123
                                      --------------------------------------------------------------------------------------
RMBS................................. Market pricing              Quoted prices (4)           --    -      126      94
                                      --------------------------------------------------------------------------------------
ABS.................................. Market pricing              Quoted prices (4)           27    -      104      100
                                      Consensus pricing           Offered quotes (4)         100    -      101      100
                                      --------------------------------------------------------------------------------------
Derivatives
Interest rate........................ Present value techniques    Swap yield (6)             200    -      300
                                                                  Repurchase rates (8)       (5)    -       5
                                      --------------------------------------------------------------------------------------
Foreign currency exchange rate....... Present value               Swap yield (6)             (14)   -      (3)
                                          techniques
                                      --------------------------------------------------------------------------------------
Credit............................... Present value               Credit spreads (9)          --    -      --
                                          techniques
                                      Consensus pricing           Offered quotes (10)
                                      --------------------------------------------------------------------------------------
Equity market........................ Present value               Volatility (11)            11%    -      31%
                                          techniques or
                                          option pricing
                                          models
                                                                  Correlation (12)           10%    -      30%
                                      --------------------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded guaranteed  Option pricing              Mortality rates:
 minimum benefits....................     techniques                  Ages 0 - 40             0%    -     0.09%
                                                                      Ages 41 - 60          0.04%   -     0.65%
                                                                      Ages 61 - 115         0.26%   -     100%
                                                                  Lapse rates:
                                                                      Durations 1 - 10      0.25%   -     100%
                                                                      Durations 11 - 20       3%    -     100%
                                                                      Durations 21 - 116      3%    -     100%
                                                                  Utilization rates           0%    -      25%
                                                                  Withdrawal rates          0.25%   -      10%
                                                                  Long-term equity          17.40%  -      25%
                                                                      volatilities
                                                                  Nonperformance risk       0.02%   -     0.44%
                                                                      spread

                                                                                                 December 31, 2016
                                                                                            ----------------------------
                                                                       Significant                             Weighted
                                         Valuation Techniques      Unobservable Inputs           Range        Average (1)
                                      --------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
U.S. corporate and foreign
 corporate........................... Matrix pricing              Offered quotes (4)          18    -    138      106
                                      Market pricing              Quoted prices (4)           25         700      117
                                      ------------------------------------------------------------------------------------
RMBS................................. Market pricing              Quoted prices (4)           19    -    137      91
                                      ------------------------------------------------------------------------------------
ABS.................................. Market pricing              Quoted prices (4)           20    -    106      99
                                      Consensus pricing           Offered quotes (4)          98    -    100      100
                                      ------------------------------------------------------------------------------------
Derivatives
Interest rate........................ Present value techniques    Swap yield (6)             200    -    300
                                                                  Repurchase rates (8)       (44)   -    18
                                      ------------------------------------------------------------------------------------
Foreign currency exchange rate....... Present value               Swap yield (6)              50    -    236
                                          techniques
                                      ------------------------------------------------------------------------------------
Credit............................... Present value               Credit spreads (9)          97    -    98
                                          techniques
                                      Consensus pricing           Offered quotes (10)
                                      ------------------------------------------------------------------------------------
Equity market........................ Present value               Volatility (11)            14%    -    32%
                                          techniques or
                                          option pricing
                                          models
                                                                  Correlation (12)           40%    -    40%
                                      ------------------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded guaranteed  Option pricing              Mortality rates:
 minimum benefits....................     techniques                  Ages 0 - 40             0%    -   0.09%
                                                                      Ages 41 - 60          0.04%   -   0.65%
                                                                      Ages 61 - 115         0.26%   -   100%
                                                                  Lapse rates:
                                                                      Durations 1 - 10      0.25%   -   100%
                                                                      Durations 11 - 20       3%    -   100%
                                                                      Durations 21 - 116      3%    -   100%
                                                                  Utilization rates           0%    -    25%
                                                                  Withdrawal rates          0.25%   -    10%
                                                                  Long-term equity          17.40%  -    25%
                                                                      volatilities
                                                                  Nonperformance risk       0.04%   -   0.57%
                                                                      spread

                                                                                                Impact of
                                                                                            Increase in Input
                                                                       Significant            on Estimated
                                         Valuation Techniques      Unobservable Inputs       Fair Value (2)
                                      --------------------------- -----------------------   -----------------
Fixed maturity securities (3)
U.S. corporate and foreign
 corporate........................... Matrix pricing              Offered quotes (4)           Increase
                                      Market pricing              Quoted prices (4)            Increase
                                      ------------------------------------------------------------------------
RMBS................................. Market pricing              Quoted prices (4)          Increase (5)
                                      ------------------------------------------------------------------------
ABS.................................. Market pricing              Quoted prices (4)          Increase (5)
                                      Consensus pricing           Offered quotes (4)         Increase (5)
                                      ------------------------------------------------------------------------
Derivatives
Interest rate........................ Present value techniques    Swap yield (6)             Increase (7)
                                                                  Repurchase rates (8)       Decrease (7)
                                      ------------------------------------------------------------------------
Foreign currency exchange rate....... Present value               Swap yield (6)             Increase (7)
                                          techniques
                                      ------------------------------------------------------------------------
Credit............................... Present value               Credit spreads (9)         Decrease (7)
                                          techniques
                                      Consensus pricing           Offered quotes (10)
                                      ------------------------------------------------------------------------
Equity market........................ Present value               Volatility (11)            Increase (7)
                                          techniques or
                                          option pricing
                                          models
                                                                  Correlation (12)
                                      ------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded guaranteed  Option pricing              Mortality rates:
 minimum benefits....................     techniques                  Ages 0 - 40            Decrease (13)
                                                                      Ages 41 - 60           Decrease (13)
                                                                      Ages 61 - 115          Decrease (13)
                                                                  Lapse rates:
                                                                      Durations 1 - 10       Decrease (14)
                                                                      Durations 11 - 20      Decrease (14)
                                                                      Durations 21 - 116     Decrease (14)
                                                                  Utilization rates          Increase (15)
                                                                  Withdrawal rates             (16)
                                                                  Long-term equity           Increase (17)
                                                                      volatilities
                                                                  Nonperformance risk        Decrease (18)
                                                                      spread

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default are accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(6) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(7) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(8) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(9) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)At both December 31, 2017 and 2016, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

   The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The residential mortgage loans -- FVO and long-term debt are valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


     The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -------------------------------------------------------------------------
                                                          Fixed Maturity Securities
                                         ----------------------------------------------------------
                                                                          State and
                                                           Structured     Political      Foreign         Equity
                                           Corporate (1)    Securities    Subdivision    Government     Securities
                                         --------------- -------------  ------------- -------------  -------------
                                                                       (In millions)
Balance, January 1, 2016................  $       8,282  $       4,416   $       33   $         275  $         328
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................             --            100            1              --            (24)
Total realized/unrealized gains
 (losses) included in AOCI..............            (39)            47            2              (1)            21
Purchases (4)...........................          1,967          1,821           --               7             23
Sales (4)...............................         (1,226)        (1,339)          --             (40)           (15)
Issuances (4)...........................             --             --           --              --             --
Settlements (4).........................             --             --           --              --             --
Transfers into Level 3 (6)..............            848             18            7              --            282
Transfers out of Level 3 (6)............           (993)          (522)         (33)           (220)          (195)
                                          -------------  -------------   ----------   -------------  -------------
Balance, December 31, 2016..............          8,839          4,541           10              21            420
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................             (2)            95           --              --             --
Total realized/unrealized gains
 (losses) included in AOCI..............            416            109           --              --             17
Purchases (4)...........................          2,451            900           --              19             14
Sales (4)...............................         (1,408)        (1,282)          --              (2)           (51)
Issuances (4)...........................             --             --           --              --             --
Settlements (4).........................             --             --           --              --             --
Transfers into Level 3 (6)..............             58             63           --              --             --
Transfers out of Level 3 (6)............         (2,768)          (350)         (10)             (7)           (34)
                                          -------------  -------------   ----------   -------------  -------------
Balance, December 31, 2017..............  $       7,586  $       4,076   $       --   $          31  $         366
                                          =============  =============   ==========   =============  =============
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2015: (7)..............................  $           7  $         102   $       --   $           1  $          --
                                          =============  =============   ==========   =============  =============
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2016: (7)..............................  $          --  $         101   $        1   $          --  $         (29)
                                          =============  =============   ==========   =============  =============
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2017: (7)..............................  $          (7) $          83   $       --   $          --  $         (17)
                                          =============  =============   ==========   =============  =============
Gains (Losses) Data for the year ended
 December 31, 2015......................
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................  $          38  $         101   $       --   $           1  $          12
Total realized/unrealized gains
 (losses) included in AOCI..............  $        (399) $         (67)  $       --   $          (1) $         (53)

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

                                      Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               -------------------------------------------------------------------------------------
                                             Residential                                    Separate
                               Short-term     Mortgage          Net        Net Embedded      Account      Long-term
                               Investments   Loans - FVO  Derivatives (8) Derivatives (9)  Assets (10)      Debt
                               -----------  ------------  --------------- --------------- ------------  ------------
                                                                   (In millions)
Balance, January 1, 2016...... $       200  $        314    $       (23)   $        186   $      1,520  $        (36)
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3) (5)          --             8           (168)           (870)            (2)           --
Total realized/unrealized
 gains (losses) included in
 AOCI.........................          --            --           (366)             --             --            --
Purchases (4).................          28           297             27              --            375            --
Sales (4).....................          (3)          (11)            --              --           (474)           --
Issuances (4).................          --            --             --              --             62           (46)
Settlements (4)...............          --           (42)           (29)           (209)           (51)            8
Transfers into Level 3 (6)....          --            --             --              --             19            --
Transfers out of Level 3 (6)..        (200)           --             --              --           (308)           --
                               -----------  ------------    -----------    ------------   ------------  ------------
Balance, December 31, 2016....          25           566           (559)           (893)         1,141           (74)
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3)....          --            40             21             450             (8)           --
Total realized/unrealized
 gains (losses) included in
 AOCI.........................          --            --            207              --             --            --
Purchases (4).................           6           175             --              --            186            --
Sales (4).....................          --          (179)            --              --            (80)           --
Issuances (4).................          --            --             --              --              1            --
Settlements (4)...............          --           (82)           140            (433)           (93)           34
Transfers into Level 3 (6)....          --            --             --              --             35            --
Transfers out of Level 3 (6)..         (24)           --             --              --           (224)           40
                               -----------  ------------    -----------    ------------   ------------  ------------
Balance, December 31, 2017.... $         7  $        520    $      (191)   $       (876)  $        958  $         --
                               ===========  ============    ===========    ============   ============  ============
Changes in unrealized gains
 (losses) included in net
 income (loss) for the
 instruments still held at
 December 31, 2015: (7)....... $        --  $         20    $       (24)   $        461   $         --  $         --
                               ===========  ============    ===========    ============   ============  ============
Changes in unrealized gains
 (losses) included in net
 income (loss) for the
 instruments still held at
 December 31, 2016: (7)....... $        --  $          8    $      (166)   $       (863)  $         --  $         --
                               ===========  ============    ===========    ============   ============  ============
Changes in unrealized gains
 (losses) included in net
 income (loss) for the
 instruments still held at
 December 31, 2017: (7)....... $        --  $         27    $       (18)   $        452   $         --  $         --
                               ===========  ============    ===========    ============   ============  ============
Gains (Losses) Data for the
 year ended December 31, 2015.
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3).... $        --  $         20    $       (27)   $        447   $         15  $         --
Total realized/unrealized
 gains (losses) included in
 AOCI......................... $        --  $         --    $        (2)   $         --   $         --  $         --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses), while changes in estimated fair value of residential mortgage loans -- FVO are included in net investment income. Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(4) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements. Sales for the year ended December 31, 2016 included financial instruments related to the disposition of NELICO and GALIC of $345 million for corporate securities, $117 million for Structured Securities, $38 million for foreign government securities and less than $1 million for equity securities. See Note 3.

(5) Includes $420 million for net embedded derivatives for the year ended December 31, 2016 related to the disposition of NELICO and GALIC. See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(6) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(7) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(8) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(9) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(10)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses). Separate account assets and liabilities are presented net for the purposes of the rollforward.

  Fair Value Option

     The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis. The following table presents information for residential mortgage loans which are accounted for under the FVO and were initially measured at fair value.

                                                                                         December 31,
                                                                                         -------------
                                                                                          2017   2016
                                                                                         ------ ------
                                                                                         (In millions)
Unpaid principal balance................................................................ $  650 $  794
Difference between estimated fair value and unpaid principal balance....................  (130)  (228)
                                                                                         ------ ------
Carrying value at estimated fair value.................................................. $  520 $  566
                                                                                         ====== ======
Loans in nonaccrual status.............................................................. $  198 $  214
Loans more than 90 days past due........................................................ $   94 $  137
Loans in nonaccrual status or more than 90 days past due, or both -- difference between aggregate estimated fair value and unpaid principal balance............................ $(102) $(150)

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                   At December 31,                         Years Ended December 31,
                     ------------------------------------------- ---------------------------------------------
                         2017           2016           2015           2017           2016           2015
                     ------------- -------------- -------------- -------------  -------------- ---------------
                          Carrying Value After Measurement                      Gains (Losses)
                     ------------------------------------------- ---------------------------------------------
                                                           (In millions)
Other limited
 partnership
 interests (1)......  $         58  $          95  $          57  $        (65)  $        (59)  $         (31)
Other assets (2)....  $         --  $          --  $          --  $          4   $        (30)  $           --

--------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(1)For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. The Company estimates that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2017 and 2016 were not significant.

(2)During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc. (collectively, the "U.S. Retail Advisor Force Divestiture"). See Note 18.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                    December 31, 2017
                                             ----------------------------------------------------------------
                                                                   Fair Value Hierarchy
                                                          --------------------------------------
                                                                                                    Total
                                               Carrying                                           Estimated
                                                Value         Level 1      Level 2      Level 3   Fair Value
                                             ------------ ------------ ------------ ------------ ------------
                                                                      (In millions)
Assets
Mortgage loans..............................  $    57,939  $        --  $        --  $    59,465  $    59,465
Policy loans................................  $     6,006  $        --  $       261  $     6,797  $     7,058
Other limited partnership interests.........  $       214  $        --  $        --  $       212  $       212
Other invested assets.......................  $     2,260  $        --  $     2,028  $       154  $     2,182
Premiums, reinsurance and other receivables.  $    15,024  $        --  $       679  $    14,859  $    15,538
Liabilities
Policyholder account balances...............  $    75,323  $        --  $        --  $    76,452  $    76,452
Long-term debt..............................  $     1,661  $        --  $     2,021  $        --  $     2,021
Other liabilities...........................  $    13,954  $        --  $       547  $    13,490  $    14,037
Separate account liabilities................  $    61,757  $        --  $    61,757  $        --  $    61,757

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)



                                                                    December 31, 2016
                                             ----------------------------------------------------------------
                                                                   Fair Value Hierarchy
                                                          --------------------------------------
                                                                                                    Total
                                               Carrying                                           Estimated
                                                Value       Level 1      Level 2      Level 3     Fair Value
                                             ------------ ------------ ------------ ------------ ------------
                                                                      (In millions)
Assets
Mortgage loans..............................  $    55,994  $        --  $        --  $    57,171  $    57,171
Policy loans................................  $     5,945  $        --  $       258  $     6,695  $     6,953
Other limited partnership interests.........  $       336  $        --  $        --  $       362  $       362
Other invested assets.......................  $     2,263  $        --  $     2,151  $       151  $     2,302
Premiums, reinsurance and other receivables.  $    14,888  $        --  $       368  $    15,421  $    15,789
Liabilities
Policyholder account balances...............  $    72,944  $        --  $        --  $    74,052  $    74,052
Long-term debt..............................  $     1,503  $        --  $     1,755  $        --  $     1,755
Other liabilities...........................  $    14,731  $        --  $       894  $    13,920  $    14,814
Separate account liabilities................  $    65,545  $        --  $    65,545  $        --  $    65,545

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

     The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

  Policy Loans

     Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Other Limited Partnership Interests

     The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Other Invested Assets

     These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Premiums, Reinsurance and Other Receivables

     Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

     Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

  Policyholder Account Balances

     These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts ("TCA"). The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt

     The estimated fair value of long-term debt is principally determined using market standard valuation methodologies.

     Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues.

  Other Liabilities

     Other liabilities consist primarily of amounts due for securities purchased but not yet settled, funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, and amounts payable under certain assumed reinsurance agreements, which are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values, with the exception of certain deposit type reinsurance payables. For such payables, the estimated fair value is determined as the present value of expected future cash flows, which are discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

  Separate Account Liabilities

     Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance, funding agreements related to group life contracts and certain contracts that provide for benefit funding.

     Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


11. Long-term and Short-term Debt

   Long-term and short-term debt outstanding, excluding debt relating to CSEs, was as follows:

                                                                                    December 31,
                                                           ---------------------------------------------------------------

                      Interest Rates (1)                                2017                            2016
                    ----------------------                 ------------------------------- -------------------------------

                                                                    Unamortized                    Unamortized
                                    Weighted                Face    Discount and  Carrying Face    Discount and  Carrying
                        Range       Average   Maturity      Value  Issuance Costs  Value   Value  Issuance Costs Value (2)
                    -------------   -------- -----------   ------- -------------- -------- ------ -------------- ---------
                                                                                    (In millions)
Surplus notes -
 affiliated........ 7.38% -   7.38%  7.38%      2037        $  700    $   (10)     $  690  $  700    $   (10)     $  690
Surplus notes (2).. 7.80% -   7.88%  7.83%   2024 -   2025     400         (3)        397     400         (3)        397
Other notes (3).... 2.20% -   7.29%  4.56%   2018 -   2058     578         (4)        574     494         (4)        490
                                                           -------    --------     ------  ------    --------     ------
 Total long-term
  debt.............                                          1,678        (17)      1,661   1,594        (17)      1,577
                                                           -------    --------     ------  ------    --------     ------
Total short-term
 debt..............                                            243          --        243     100          --        100
                                                           -------    --------     ------  ------    --------     ------
  Total............                                         $1,921    $   (17)     $1,904  $1,694    $   (17)     $1,677
                                                           =======    ========     ======  ======    ========     ======

--------

(1)Range of interest rates and weighted average interest rates are for the year ended December 31, 2017.

(2)In December 2016, the $107 million 7.625% surplus notes were deconsolidated due to the disposition of GALIC. See Note 3.

(3)During 2017, a subsidiary issued $139 million of long-term debt to a third party.

   The aggregate maturities of long-term debt at December 31, 2017 for the next five years and thereafter are $20 million in 2018, $0 in each of 2019, 2020 and 2021, $346 million in 2022 and $1.3 billion thereafter.

   Unsecured senior debt which consists of senior notes and other notes rank highest in priority. Payments of interest and principal on Metropolitan Life Insurance Company's surplus notes are subordinate to all other obligations and may be made only with the prior approval of the New York State Department of Financial Services.

Term Loans

   MetLife Private Equity Holdings, LLC ("MPEH"), a wholly-owned indirect investment subsidiary, borrowed $350 million in December 2015 under a five-year credit agreement included within other notes in the table above. In November 2017, this agreement was amended to extend the maturity to November 2022, change the amount MPEH may borrow on a revolving basis to $75 million from $100 million, and change the interest rate to a variable rate of three-month LIBOR plus 3.25%, payable quarterly, from a variable rate of three-month LIBOR plus 3.70%. In connection with the initial borrowing in 2015, $6 million of costs were incurred, and additional costs of $1 million were incurred in connection with the 2017 amendment, which have been capitalized and are being amortized over the term of the loans. MPEH has pledged invested assets to secure the loans; however these loans are non-recourse to Metropolitan Life Insurance Company.

Debt Repayments

   In December 2015, a wholly-owned real estate subsidiary of the Company repaid in cash $110 million of its mortgage loans issued to Brighthouse Insurance due in January 2016.

   In November 2015, the Company repaid in cash, at maturity, $188 million of surplus notes issued to MetLife Mexico S.A., an affiliate. The redemption was approved by the New York Superintendent of Financial Services (the "Superintendent").

   In November 2015, the Company repaid in cash, at maturity, $200 million of surplus notes. The redemption was approved by the Superintendent.

   During 2015, a wholly-owned real estate subsidiary of the Company repaid in cash $132 million of its 7.26% mortgage loans issued to Brighthouse Insurance due in January 2020.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Long-term and Short-term Debt (continued)


Short-term Debt

   Short-term debt with maturities of one year or less was as follows:

                                               December 31,
                                       -----------------------------
                                            2017           2016
                                       -------------- --------------
                                           (Dollars in millions)
            Commercial paper..........  $         100  $         100
            Short-term borrowings (1).            143             --
                                       -------------- --------------
            Total short-term debt.....  $         243  $         100
                                       ============== ==============
            Average daily balance.....  $         129  $         100
            Average days outstanding..        97 days        40 days

--------

(1) Represents short-term debt related to repurchase agreements, secured by assets of a subsidiary.

   During the years ended December 31, 2017, 2016 and 2015, the weighted average interest rate on short-term debt was 1.63%, 0.42% and 0.15%, respectively.

Interest Expense

     Interest expense included in other expenses was $106 million, $112 million and $122 million for the years ended December 31, 2017, 2016 and 2015, respectively. These amounts include $52 million, $52 million and $67 million of interest expense related to affiliated debt for the years ended
  December 31, 2017, 2016 and 2015, respectively.

Credit and Committed Facilities

     At December 31, 2017, MetLife, Inc. and MetLife Funding, Inc., a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife Funding"), maintained a $3.0 billion unsecured revolving credit facility (the "Credit Facility"), and Missouri Reinsurance, Inc. ("MoRe"), a wholly-owned subsidiary of Metropolitan Life Insurance Company, had access to a committed bank facility of MetLife, Inc., which provides letters of credit for the benefit of certain affiliates of MetLife, Inc., including Metropolitan Life Insurance Company and certain of its subsidiaries, subject to bank consent (the "Committed Facility"). When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.

  Credit Facility

     The Company's Credit Facility is used for general corporate purposes, to support the borrowers' commercial paper programs and for the issuance of letters of credit. Total fees associated with the Credit Facility were $5 million, $8 million and $4 million for the years ended December 31, 2017, 2016 and 2015, respectively, and were included in other expenses.

     Information on the Credit Facility at December 31, 2017 was as follows:

                                                 Letters of Credit
                                   Maximum          Used by the      Letters of Credit                  Unused
Borrower(s)    Expiration          Capacity         Company (1)    Used by Affiliates (1) Drawdowns   Commitments
----------- ------------------ ----------------- ----------------- ---------------------- ---------- -------------
                                                                  (In millions)

  MetLife,
  Inc.
  and
  MetLife
  Funding,
  Inc...... December 2021 (2)   $      3,000 (2)    $        57           $      73        $      --  $      2,870

-------------

(1) MetLife, Inc. and MetLife Funding are severally liable for their respective obligations under the Credit Facility. MetLife Funding was not an applicant under letters of credit outstanding as of December 31, 2017 and is not responsible for any reimbursement obligations under such letters of credit.

(2) All borrowings under the Credit Facility must be repaid by December 20, 2021, except that letters of credit outstanding upon termination may remain outstanding until December 20, 2022.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Long-term and Short-term Debt (continued)


  Committed Facility

     Letters of credit issued under the Committed Facility are used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with the Committed Facility were $5 million, $4 million and $4 million for the years ended December 31, 2017, 2016 and 2015, respectively, and were included in other expenses. MoRe had $395 million in letters of credit outstanding and there was no remaining availability under the Committed Facility at December 31, 2017. The Committed Facility matures on June 20, 2018. In addition to the Committed Facility, see also "-- Term Loans" for information about the undrawn line of credit facility in the amount of $75 million.

Debt and Facility Covenants

   Certain of the Company's debt instruments and the Credit Facility contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all applicable covenants at December 31, 2017.

12. Equity

Stock-Based Compensation Plans

     The Company does not issue any awards payable in its common stock or options to purchase its common stock.

     An affiliate employs the personnel who conduct most of the Company's business. In accordance with a services agreement with that affiliate, the Company bears a proportionate share of stock-based compensation expense for those employees. Stock-based compensation expense relate to Stock Options, Performance Shares, and Restricted Stock Units under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan and the MetLife, Inc. 2015 Stock and Incentive Compensation Plan, most of which MetLife, Inc. granted in the first quarter of each year.

     The Company's expense related to stock-based compensation included in other expenses was $74 million, $89 million and $85 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Statutory Equity and Income

  See Note 3 for information on the disposition of NELICO and GALIC.

  The state of domicile of Metropolitan Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratios for Metropolitan Life Insurance Company were in excess of 370% and 400% at December 31, 2017 and December 31, 2016, respectively.

   Metropolitan Life Insurance Company's foreign insurance operations are regulated by applicable authorities of the countries in which each entity operates and are subject to minimum capital and solvency requirements in those countries before corrective action commences. The aggregate required capital and surplus of Metropolitan Life Insurance Company's foreign insurance operations was $279 million and the aggregate actual regulatory capital and surplus was $389 million as of the date of the most recent required capital adequacy calculation for each jurisdiction. Each of those foreign insurance operations exceeded minimum capital and solvency requirements of their respective countries for all periods presented.

   Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries have no material state prescribed accounting practices, except as described below.

   New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, and the New York Special Consideration Letter, which mandates certain assumptions in asset adequacy testing. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of Metropolitan Life Insurance Company for the years ended December 31, 2017 and 2016 by an amount of $1.1 billion and $909 million, respectively, in excess of the amount of the decrease had capital and surplus been measured under NAIC guidance.

   The tables below present amounts from Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries, which are derived from their respective statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                    Years Ended December 31,
                                                               -----------------------------------
Company                                      State of Domicile    2017        2016        2015
-------------------------------------------- ----------------- ----------- ----------- -----------
                                                                          (In millions)
Metropolitan Life Insurance Company (1).....     New York       $    1,982  $    3,444  $    3,703
New England Life Insurance Company (1)......   Massachusetts           N/A         N/A  $      157
General American Life Insurance Company (1).     Missouri              N/A         N/A  $      204

-------------

(1)In December 2016, Metropolitan Life Insurance Company distributed all of the issued and outstanding shares of common stock of each of NELICO and GALIC to MetLife, Inc., in the form of a non-cash extraordinary dividend.

   Statutory capital and surplus was as follows at:

                                                    December 31,
                                           ------------------------------
      Company                                   2017           2016
      ------------------------------------ -------------- ---------------
                                                   (In millions)
      Metropolitan Life Insurance Company.  $      10,384  $       11,195

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by Metropolitan Life Insurance Company to MetLife, Inc. without insurance regulatory approval and dividends paid:

                                            2018               2017              2016
                                     ------------------- ---------------- ------------------
                                       Permitted Without
Company                                   Approval             Paid (1)        Paid (1) (2)
------------------------------------ ------------------- ---------------- ------------------
                                                          (In millions)
Metropolitan Life Insurance Company.   $         3,075    $         2,523  $           5,740

--------

(1)Reflects all amounts paid, including those requiring regulatory approval.

(2)In 2016, Metropolitan Life Insurance Company paid an ordinary cash dividend to MetLife, Inc. in the amount of $3.6 billion. In addition, in December 2016, Metropolitan Life Insurance Company distributed to MetLife, Inc. as a non-cash extraordinary dividend all of the issued and outstanding shares of common stock of each of NELICO and GALIC in the amount of $981 million and $1.2 billion, respectively, as calculated on a statutory basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   Under New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. in any calendar year based on either of two standards. Under one standard, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive unassigned funds (surplus) excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, Metropolitan Life Insurance Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, Metropolitan Life Insurance Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   There was no dividend paid to Metropolitan Life Insurance Company by its former insurance subsidiaries in 2016. See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI attributable to Metropolitan Life Insurance Company was as follows:

                           Unrealized                        Foreign        Defined
                        Investment Gains     Unrealized     Currency        Benefit
                        (Losses), Net of   Gains (Losses)  Translation       Plans
                       Related Offsets (1) on Derivatives   Adjustments    Adjustment        Total
                      -------------------- -------------- ------------- ---------------  -------------
                                                        (In millions)
Balance at
 December 31, 2014...     $      6,200       $    1,073    $        (3)  $       (2,236)  $      5,034
OCI before
 reclassifications...           (4,839)             (19)          (101)             113         (4,846)
Deferred income
 tax benefit
 (expense)...........            1,715                6             30              (40)         1,711
                         -------------      -----------   ------------  ---------------  -------------
 AOCI before
   reclassifications,
   net of income
   tax...............            3,076            1,060            (74)          (2,163)         1,899
Amounts
 reclassified from
 AOCI................              405              578             --              229          1,212
Deferred income
 tax benefit
 (expense)...........             (144)            (202)            --              (80)          (426)
                         -------------      -----------   ------------  ---------------  -------------
 Amounts
   reclassified
   from AOCI, net
   of income tax.....              261              376             --              149            786
                         -------------      -----------   ------------  ---------------  -------------
Balance at
 December 31, 2015...            3,337            1,436            (74)          (2,014)         2,685
OCI before
 reclassifications...              792             (141)           (11)              (4)           636
Deferred income
 tax benefit
 (expense)...........             (286)              49              3               (5)          (239)
                         -------------      -----------   ------------  ---------------  -------------
 AOCI before
   reclassifications,
   net of income
   tax...............            3,843            1,344            (82)          (2,023)         3,082
Amounts
 reclassified from
 AOCI................               71              177             --              191            439
Deferred income
 tax benefit
 (expense)...........              (26)             (62)            --              (60)          (148)
                         -------------      -----------   ------------  ---------------  -------------
 Amounts
   reclassified
   from AOCI, net
   of income tax.....               45              115             --              131            291
                         -------------      -----------   ------------  ---------------  -------------
Dispositions (2).....             (456)              --             23               30           (403)
Deferred income
 tax benefit
 (expense)...........              160               --             (8)              (3)           149
                         -------------      -----------   ------------  ---------------  -------------
 Dispositions, net
   of income tax.....             (296)              --             15               27           (254)
                         -------------      -----------   ------------  ---------------  -------------
Balance at
 December 31, 2016...            3,592            1,459            (67)          (1,865)         3,119
OCI before
 reclassifications...            3,977              122             26              (30)         4,095
Deferred income
 tax benefit
 (expense)...........           (1,287)             (43)            (6)              11         (1,325)
                         -------------      -----------   ------------  ---------------  -------------
 AOCI before
   reclassifications,
   net of income
   tax...............            6,282            1,538            (47)          (1,884)         5,889
Amounts
 reclassified from
 AOCI................              102             (970)            --              159           (709)
Deferred income
 tax benefit
 (expense)...........              (33)             338             --              (57)           248
                         -------------      -----------   ------------  ---------------  -------------
 Amounts
   reclassified
   from AOCI, net
   of income tax.....               69             (632)            --              102           (461)
                         -------------      -----------   ------------  ---------------  -------------
Balance at
 December 31, 2017...     $      6,351       $      906    $      (47)   $      (1,782)   $      5,428
                         =============      ===========   ============  ===============  =============

--------

(1) See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

(2) See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                  Consolidated Statement of
AOCI Components                                         Amounts Reclassified from AOCI              Operations Locations
-------------------------------------------------  ----------------------------------------     ------------------------------
                                                           Years Ended December 31,
                                                   ----------------------------------------
                                                      2017           2016            2015
                                                   ----------   -------------   -------------
                                                                 (In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)..........  $      12    $         10    $       (208)  Net investment gains (losses)
Net unrealized investment gains (losses)..........          3              21              31   Net investment income
Net unrealized investment gains (losses)..........       (117)           (102)           (228)  Net derivative gains (losses)
                                                   ----------   -------------   -------------
 Net unrealized investment gains (losses), before
   income tax.....................................       (102)            (71)           (405)
Income tax (expense) benefit......................         33              26             144
                                                   ----------   -------------   -------------
 Net unrealized investment gains (losses), net of
   income tax.....................................        (69)            (45)           (261)
                                                   ----------   -------------   -------------
Unrealized gains (losses) on derivatives--cash
 flow hedges:
Interest rate swaps...............................         24              57              83   Net derivative gains (losses)
Interest rate swaps...............................         16              12              11   Net investment income
Interest rate forwards............................        (11)             (1)              4   Net derivative gains (losses)
Interest rate forwards............................          2               3               2   Net investment income
Foreign currency swaps............................        938            (251)           (679)  Net derivative gains (losses)
Foreign currency swaps............................         (1)             (1)             (1)  Net investment income
Credit forwards...................................          1               3               1   Net derivative gains (losses)
Credit forwards...................................          1               1               1   Net investment income
                                                   ----------   -------------   -------------
 Gains (losses) on cash flow hedges, before
   income tax.....................................        970            (177)           (578)
Income tax (expense) benefit......................       (338)             62             202
                                                   ----------   -------------   -------------
 Gains (losses) on cash flow hedges, net of
   income tax.....................................        632            (115)           (376)
                                                   ----------   -------------   -------------
Defined benefit plans adjustment: (1).............
Amortization of net actuarial gains (losses)......       (179)           (198)           (233)
Amortization of prior service (costs) credit......         20               7               4
                                                   ----------   -------------   -------------
 Amortization of defined benefit plan items,
   before income tax..............................       (159)           (191)           (229)
Income tax (expense) benefit......................         57              60              80
                                                   ----------   -------------   -------------
 Amortization of defined benefit plan items, net
   of income tax..................................      (102)            (131)           (149)
                                                   ----------   -------------   -------------
 Total reclassifications, net of income tax.......  $     461    $      (291)    $      (786)
                                                   ==========   =============   =============

--------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 14.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


13. Other Expenses

   Information on other expenses was as follows:

                                                   Years Ended December 31,
                                         -------------------------------------------
                                              2017           2016           2015
                                         -------------  -------------  -------------
                                                        (In millions)
General and administrative expenses.....  $      2,608   $      2,598   $      3,063
Pension, postretirement and
 postemployment benefit costs...........           167            251            241
Premium taxes, other taxes, and
 licenses & fees........................           273            367            358
Commissions and other variable expenses.         1,801          2,366          2,214
Capitalization of DAC...................           (61)          (332)          (482)
Amortization of DAC and VOBA............           241            441            742
Interest expense on debt................           106            112            122
                                         -------------  -------------  -------------
 Total other expenses...................  $      5,135   $      5,803   $      6,258
                                         =============  =============  =============

   Certain prior year amounts have been reclassified to conform to the current year presentation, which has been revised to align the expense categories with the Company's businesses. The reclassifications did not result in a change to total other expenses.

Capitalization of DAC and Amortization of DAC and VOBA

   See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.

Interest Expense on Debt

   See Note 11 for additional information on interest expense on debt.

Affiliated Expenses

   Commissions and other variable expenses, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 6, 11 and 18 for a discussion of affiliated expenses included in the table above.

Income Tax

   See Note 15 for information on the charge related to income tax for the year ended December 31, 2015.

Restructuring Charges

   In 2016, the Company completed a previous enterprise-wide strategic initiative. These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Information regarding restructuring charges was as follows:

                                                                                    Years Ended December 31,
                                                                    --------------------------------------------------------
                                                                                2016                        2015
                                                                    ---------------------------- ---------------------------
                                                                               Lease and                   Lease and
                                                                                 Asset                       Asset
                                                                    Severance  Impairment Total  Severance Impairment Total
                                                                    --------- ----------- ------ --------- ---------- ------
                                                                                         (In millions)
Balance at January 1,..............................................  $   17      $   4    $   21  $   31    $     6   $   37
Restructuring charges..............................................      --          1         1      52          4       56
Cash payments......................................................    (17)        (4)      (21)    (66)        (6)     (72)
                                                                     ------      -----    ------  ------    -------   ------
Balance at December 31,............................................  $   --      $   1    $    1  $   17    $     4   $   21
                                                                     ======      =====    ======  ======    =======   ======
Total restructuring charges incurred since inception of initiative.  $  306      $  47    $  353  $  306    $    46   $  352
                                                                     ======      =====    ======  ======    =======   ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


14. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

   The Company sponsors and administers various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering employees who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits that are primarily based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as interest credits, determined annually based upon the annual rate of interest on 30-year U.S. Treasury securities, for each account balance. The nonqualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated an equitable share of net expense related to the plans, proportionate to other expenses being allocated to these affiliates.

   The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of MetLife who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees of MetLife hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

  Obligations and Funded Status

                                                                                    December 31,
                                                        -------------------------------------------------------------------
                                                                       2017                               2016
                                                        ----------------------------------  -------------------------------
                                                                               Other                            Other
                                                            Pension         Postretirement     Pension       Postretirement
                                                            Benefits (1)      Benefits       Benefits (1)      Benefits
                                                        ----------------  ----------------  -------------  ----------------
                                                                                   (In millions)
Change in benefit obligations:
Benefit obligations at January 1,......................     $      9,837      $      1,742   $      9,760      $      1,905
Service costs..........................................              169                 6            203                 9
Interest costs.........................................              415                75            415                82
Plan participants' contributions.......................               --                33             --                33
Net actuarial (gains) losses...........................              618               (96)           298              (119)
Divestitures, settlements and curtailments (2).........                3                 2           (270)               (8)
Change in benefits and other...........................               --                --            (11)              (43)
Benefits paid..........................................             (563)             (106)          (558)             (117)
Effect of foreign currency translation.................               --                --             --                --
                                                        ----------------  ----------------  -------------  ----------------
  Benefit obligations at December 31,..................           10,479             1,656          9,837             1,742
                                                        ----------------  ----------------  -------------  ----------------
Change in plan assets:
Estimated fair value of plan assets at January 1,......            8,721             1,379          8,490             1,372
Actual return on plan assets...........................              947               124            620                75
Divestitures (2).......................................               --                --           (155)               --
Plan participants' contributions.......................               --                33             --                33
Employer contributions.................................              266                (4)           324                16
Benefits paid..........................................             (563)             (106)          (558)             (117)
                                                        ----------------  ----------------  -------------  ----------------
  Estimated fair value of plan assets at December 31,..            9,371             1,426          8,721             1,379
                                                        ----------------  ----------------  -------------  ----------------
  Over (under) funded status at December 31,...........     $     (1,108)     $       (230)  $     (1,116)     $       (363)
                                                        ================  ================  =============  ================
Amounts recognized on the consolidated balance sheets:
Other assets...........................................     $         55      $        160   $         --      $         --
Other liabilities......................................           (1,163)             (390)        (1,116)             (363)
                                                        ----------------  ----------------  -------------  ----------------
  Net amount recognized................................     $     (1,108)     $       (230)  $     (1,116)     $       (363)
                                                        ================  ================  =============  ================
AOCI:
Net actuarial (gains) losses...........................     $      2,831      $        (55)  $      2,839      $         93
Prior service costs (credit)...........................              (10)              (26)           (11)              (48)
                                                        ----------------  ----------------  -------------  ----------------
  AOCI, before income tax..............................     $      2,821      $        (81)  $      2,828      $         45
                                                        ================  ================  =============  ================
  Accumulated benefit obligation.......................     $     10,180               N/A   $      9,557               N/A
                                                        ================                    =============

-------------

(1) Includes nonqualified unfunded plans, for which the aggregate PBO was $1.2 billion at December 31, 2017 and $1.1 billion at December 31, 2016.

(2) Divestitures for the year ended December 31, 2016 include amounts related to the disposition of NELICO and GALIC. See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


   Information for pension plans with PBOs in excess of plan assets and accumulated benefit obligations ("ABO") in excess of plan assets was as follows at:

                                                        December 31,
                                     -----------------------------------------------------------------
                                            2017          2016               2017             2016
                                       ------------    ------------     ------------    ------------
                                     PBO Exceeds Estimated Fair Value ABO Exceeds Estimated Fair Value
                                          of Plan Assets                   of Plan Assets
                                     -------------------------------- --------------------------------
                                                                  (In millions)
Projected benefit obligations....... $      1,163     $      9,837    $      1,163     $      1,093
Accumulated benefit obligations..... $      1,116     $      9,557    $      1,116     $      1,046
Estimated fair value of plan assets. $         --     $      8,721    $         --     $         --

  Net Periodic Benefit Costs

      The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                                       Years Ended December 31,
                                         -----------------------------------------------------------------------------------
                                                    2017                        2016                         2015
                                         --------------------------  --------------------------  ---------------------------
                                                         Other                       Other                        Other
                                          Pension    Postretirement   Pension    Postretirement   Pension     Postretirement
                                          Benefits     Benefits       Benefits     Benefits       Benefits      Benefits
                                         ---------  ---------------  ---------  ---------------  ----------  ---------------
                                                                            (In millions)
Net periodic benefit costs:
Service costs...........................  $    169          $     6   $    203            $   9   $     217          $    15
Interest costs..........................       415               75        415               82         404               88
Settlement and curtailment costs (1)....         3                2          1               30          --               --
Expected return on plan assets..........      (509)             (72)      (527)             (74)       (538)             (80)
Amortization of net actuarial (gains)
 losses.................................       189               --        188               10         190               43
Amortization of prior service costs
 (credit)...............................        (1)             (22)        (1)              (6)         (1)              (3)
Allocated to affiliates.................       (48)               1        (64)              (9)        (59)             (18)
                                         ---------  ---------------  ---------  ---------------  ----------  ---------------
 Total net periodic benefit costs
   (credit).............................       218              (10)       215               42         213               45
                                         ---------  ---------------  ---------  ---------------  ----------  ---------------
Other changes in plan assets and
 benefit obligations recognized in OCI:
Net actuarial (gains) losses............       181             (148)       176             (121)         50             (156)
Prior service costs (credit)............        --               --        (11)             (40)         --               (7)
Dispositions (2)........................        --               --        (32)               2          --               --
Amortization of net actuarial (gains)
 losses.................................      (189)              --       (188)             (10)       (190)             (43)
Amortization of prior service (costs)
 credit.................................         1               22          1                6           1                3
                                         ---------  ---------------  ---------  ---------------  ----------  ---------------
 Total recognized in OCI................        (7)            (126)       (54)            (163)       (139)            (203)
                                         ---------  ---------------  ---------  ---------------  ----------  ---------------
 Total recognized in net periodic
   benefit costs and OCI................  $    211          $  (136)  $    161            $(121)  $      74          $  (158)
                                         =========  ===============  =========  ===============  ==========  ===============

--------

(1) The Company recognized curtailment charges in 2016 on certain postretirement benefit plans in connection with the U.S. Retail Advisor Force Divestiture See Note 18.

(2) See Note 3.

     The estimated net actuarial (gains) losses and prior service costs (credit) for the defined benefit pension plans and other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $171 million and ($1) million, and ($6) million and ($19) million, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


  Assumptions

     Assumptions used in determining benefit obligations were as follows:

                                        Pension Benefits   Other Postretirement Benefits
                                    -------------------- -------------------------------
December 31, 2017
Weighted average discount rate.....        3.65%                      3.70%
Rate of compensation increase......    2.25% - 8.50%                   N/A
December 31, 2016
Weighted average discount rate.....        4.30%                      4.45%
Rate of compensation increase......    2.25% - 8.50%                   N/A

     Assumptions used in determining net periodic benefit costs were as follows:

                                                             Pension Benefits   Other Postretirement Benefits
                                                         -------------------- -------------------------------
Year Ended December 31, 2017
Weighted average discount rate..........................        4.30%                      4.45%
Weighted average expected rate of return on plan assets.        6.00%                      5.36%
Rate of compensation increase...........................    2.25% - 8.50%                   N/A
Year Ended December 31, 2016
Weighted average discount rate..........................        4.13%                      4.37%
Weighted average expected rate of return on plan assets.        6.00%                      5.53%
Rate of compensation increase...........................    2.25% - 8.50%                   N/A
Year Ended December 31, 2015
Weighted average discount rate..........................        4.10%                      4.10%
Weighted average expected rate of return on plan assets.        6.25%                      5.70%
Rate of compensation increase...........................    2.25% - 8.50%                   N/A

     The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

     The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted average expected rate of return on plan assets for use in that plan's valuation in 2018 is currently anticipated to be 5.75% for pension benefits and 5.11% for other postretirement benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                            December 31,
                                                            ---------------------------------------------
                                                                     2017                   2016
                                                            ---------------------- ----------------------
                                                               Before   Age 65 and    Before   Age 65 and
                                                             Age 65      older      Age 65      older
                                                            --------- ------------ --------- ------------
Following year.............................................      5.6%         6.6%      6.8%          13%
Ultimate rate to which cost increase is assumed to decline.      4.0%         4.3%      4.0%         4.3%
Year in which the ultimate trend rate is reached...........      2086         2098      2077         2092

     Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2017:

                                                            One Percent   One Percent
                                                            Increase      Decrease
                                                          ------------- -------------
                                                                 (In millions)
Effect on total of service and interest costs components.    $        9  $        (8)
Effect of accumulated postretirement benefit obligations.    $      186  $      (154)

  Plan Assets

     The Company provides MetLife employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by the Company, and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

     The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any of the given Managers.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan's funded status;
  (ii) minimizing the volatility of the Invested Plan's funded status;
  (iii) generating asset returns that exceed liability increases; and
  (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of the Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and recommend asset allocations.

     Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

     The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2017 for the Invested Plans:

                                                            December 31,
                          ---------------------------------------------------------------------------------
                                            2017                                     2016
                          ----------------------------------------- ---------------------------------------
                                               Other Postretirement                    Other Postretirement
                             Pension Benefits         Benefits (1)    Pension Benefits       Benefits (1)
                          -------------------- -------------------- ------------------ --------------------
                                     Actual               Actual          Actual              Actual
                            Target  Allocation   Target  Allocation     Allocation          Allocation
                          -------- ----------- -------- ----------- ------------------ --------------------
Asset Class
Fixed maturity securities   82%          82%        85%         84%                81%                  76%
Equity securities (2)....   10%          10%        15%         15%                11%                  24%
Alternative
 securities (3)..........    8%           8%        --%          1%                 8%                  --%
                                   -----------          ----------- ------------------ --------------------
 Total assets............               100%                   100%               100%                 100%
                                   ===========          =========== ================== ====================

--------

(1) Other postretirement benefits do not reflect postretirement life insurance plan assets invested in fixed maturity securities.

(2) Equity securities percentage includes derivative assets.

(3) Alternative securities primarily include hedge, private equity and real estate funds.

  Estimated Fair Value

     The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as described in Note 10, based upon the significant input with the lowest level in its valuation. The Level 2 asset category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate accounts is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities. The Level 3 asset category includes separate accounts that are invested in assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The pension and other postretirement plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                    December 31, 2017
                                   -----------------------------------------------------------------------------------
                                               Pension Benefits                    Other Postretirement Benefits
                                   ----------------------------------------- -----------------------------------------
                                       Fair Value Hierarchy                      Fair Value Hierarchy
                                   -----------------------------             -----------------------------
                                                                    Total                                     Total
                                                                  Estimated                                 Estimated
                                     Level 1   Level 2   Level 3  Fair Value   Level 1   Level 2   Level 3  Fair Value
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
                                                                      (In millions)
Assets
Fixed maturity securities:
Corporate.........................  $    --   $  3,726   $    1    $  3,727    $   20    $  362    $  --     $    382
U.S. government bonds.............    1,256        528       --       1,784       269         6       --          275
Foreign bonds.....................       --        937       --         937        --        94       --           94
Federal agencies..................       35        134       --         169        --        17       --           17
Municipals........................       --        335       --         335        --        28       --           28
Short-term investments............      135        192       --         327         8       391       --          399
Other (1).........................        7        383        9         399        --        68       --           68
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
  Total fixed maturity securities.    1,433      6,235       10       7,678       297       966       --        1,263
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
Equity securities:
Common stock - domestic...........      480         91       --         571        80        --       --           80
Common stock - foreign............      317         --        3         320        73        --       --           73
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
  Total equity securities.........      797         91        3         891       153        --       --          153
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
Other investments.................       --        144      622         766        --         9       --            9
Derivative assets.................       33          2        1          36         1        --       --            1
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
  Total assets....................  $ 2,263   $  6,472   $  636    $  9,371    $  451    $  975    $  --     $  1,426
                                   ========= ========= ========= =========== ========= ========= ========= ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

                                                                    December 31, 2016
                                   ------------------------------------------------------------------------------------
                                                Pension Benefits                    Other Postretirement Benefits
                                   ------------------------------------------ -----------------------------------------
                                        Fair Value Hierarchy                      Fair Value Hierarchy
                                   ------------------------------             -----------------------------
                                                                     Total                                     Total
                                                                   Estimated                                 Estimated
                                     Level 1   Level 2    Level 3  Fair Value   Level 1   Level 2   Level 3  Fair Value
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
                                                                      (In millions)
Assets
Fixed maturity securities:
Corporate.........................  $     --  $  3,406    $   --    $  3,406    $   20    $  305    $  --     $    325
U.S. government bonds.............     1,655         4        --       1,659       210         1       --          211
Foreign bonds.....................        --       775        --         775        --        72       --           72
Federal agencies..................        --       196        --         196        --        28       --           28
Municipals........................        --       313        --         313        --        23       --           23
Short-term investments............       118       212        --         330        13       416       --          429
Other (1).........................        --       362         9         371        --        55       --           55
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
  Total fixed maturity securities.     1,773     5,268         9       7,050       243       900       --        1,143
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
Equity securities:
Common stock - domestic...........       474        --        --         474       113        --       --          113
Common stock - foreign............       380        --        --         380       122        --       --          122
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
  Total equity securities.........       854        --        --         854       235        --       --          235
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
Other investments.................        --       105       634         739        --        --       --           --
Derivative assets.................        16        (2)       64          78         1        --       --            1
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
  Total assets....................  $  2,643  $  5,371    $  707    $  8,721    $  479    $  900    $  --     $  1,379
                                   ========= =========  ========= =========== ========= ========= ========= ===========

-------------

(1) Other primarily includes money market securities, mortgage-backed securities, collateralized mortgage obligations and ABS.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

     A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                  --------------------------------------------------------------------
                                                                            Pension Benefits
                                                  --------------------------------------------------------------------
                                                                                      Equity
                                                     Fixed Maturity Securities      Securities
                                                  ------------------------------    ----------
                                                                                       Common
                                                                Foreign               Stock -      Other       Derivative
                                                   Corporate     Bonds    Other (1)   Foreign    Investments    Assets
                                                  ----------   --------  ---------- ---------- ------------- ------------
                                                                       (In millions)
Balance, January 1, 2016.........................   $    78     $    17    $    7    $    --      $    722      $    75
Realized gains (losses)..........................         3          --        --         --            (1)           3
Unrealized gains (losses)........................         3          (4)        1         --            32          (18)
Purchases, sales, issuances and settlements, net.       (22)         (3)       --         --          (119)           6
Transfers into and/or out of Level 3.............       (62)        (10)        1         --            --           (2)
                                                  ----------   --------  ---------- ---------- ------------- ------------
Balance, December 31, 2016.......................   $    --     $    --    $    9    $    --      $    634      $    64
Realized gains (losses)..........................       (10)         --        --          2            --          (22)
Unrealized gains (losses)........................        10          --        --         --           (12)           6
Purchases, sales, issuances and settlements, net.        --          --         7         (4)           --          (47)
Transfers into and/or out of Level 3.............         1          --        (7)         5            --           --
                                                  ----------   --------  ---------- ---------- ------------- ------------
Balance, December 31, 2017.......................   $     1     $    --    $    9    $     3      $    622      $     1
                                                  ==========   ========  ========== ========== ============= ============

--------

(1) Other includes ABS and collateralized mortgage obligations.

     For the years ended December 31, 2017 and 2016, there were no other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs.

  Expected Future Contributions and Benefit Payments

     It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2018. The Company expects to make discretionary contributions to the qualified pension plan of $150 million in 2018. For information on employer contributions, see "-- Obligations and Funded Status."

     Benefit payments due under the nonqualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $70 million to fund the benefit payments in 2018.

     Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets. The Company expects to make contributions of $50 million towards benefit obligations in 2018 to pay postretirement medical claims.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

     Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                               Pension Benefits   Other Postretirement Benefits
                           -------------------- -------------------------------
                                              (In millions)
 2018.....................     $            562                  $           85
 2019.....................     $            571                  $           88
 2020.....................     $            587                  $           88
 2021.....................     $            591                  $           87
 2022.....................     $            606                  $           88
 2023-2027................     $          3,227                  $          443

  Additional Information

     As previously discussed, most of the assets of the pension benefit plans are held in a group annuity contract issued by the Company while some of the assets of the postretirement benefit plans are held in a trust which largely utilizes life insurance contracts issued by the Company to hold such assets. Total revenues from these contracts recognized on the consolidated statements of operations were $56 million, $57 million and $55 million for the years ended December 31, 2017, 2016 and 2015, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $1.1 billion, $660 million and ($130) million for the years ended December 31, 2017, 2016 and 2015, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

Defined Contribution Plans

   The Company sponsors defined contribution plans for substantially all MetLife employees under which a portion of employee contributions are matched. The Company contributed $65 million, $73 million and $72 million for the years ended December 31, 2017, 2016 and 2015, respectively.

15. Income Tax

   On December 22, 2017, President Trump signed into law U.S. Tax Reform. U.S. Tax Reform includes numerous changes in tax law, including a permanent reduction in the federal corporate income tax rate from 35% to 21%, which took effect for taxable years beginning on or after January 1, 2018. U.S. Tax Reform moves the United States from a worldwide tax system to a participation exemption system by providing corporations a 100% dividends received deduction ("DRD") for dividends distributed by a controlled foreign corporation. To transition to that new system, U.S. Tax Reform imposes a one-time deemed repatriation tax on unremitted earnings and profits at a rate of 8.0% for illiquid assets and 15.5% for cash and cash equivalents.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

   The incremental financial statement impact related to U.S. Tax Reform was as follows:

                                                                                    U.S. Tax Reform
                                                                                    ---------------
                                                                                     (In millions)
Income (loss) before provision for income tax......................................  $        (66)
Provision for income tax expense (benefit):
Deferred tax revaluation...........................................................        (1,112)
                                                                                    ---------------
 Total provision for income tax expense (benefit)..................................        (1,112)
                                                                                    ---------------
Income (loss), net of income tax...................................................          1,046
Income tax (expense) benefit related to items of other comprehensive income (loss).            133
                                                                                    ---------------
Increase to net equity from U.S. Tax Reform........................................  $       1,179
                                                                                    ===============

   In accordance with SAB 118 issued by the U.S. Securities and Exchange Commission ("SEC") in December 2017, the Company has recorded provisional amounts for certain items for which the income tax accounting is not complete. For these items, the Company has recorded a reasonable estimate of the tax effects of U.S. Tax Reform. The estimates will be reported as provisional amounts during a measurement period, which will not exceed one year from the date of enactment of U.S. Tax Reform. The Company may reflect adjustments to its provisional amounts upon obtaining, preparing, or analyzing additional information about facts and circumstances that existed as of the enactment date that, if known, would have affected the income tax effects initially reported as provisional amounts.

   The following items are considered provisional estimates due to complexities and ambiguities in U.S. Tax Reform which resulted in incomplete accounting for the tax effects of these provisions. Further guidance, either legislative or interpretive, and analysis will be required to complete the accounting for these items:

   . Deemed Repatriation Transition Tax - The Company has recorded a $1 million charge for this item.

   . Global Intangible Low-Tax Income - U.S. Tax Reform imposes a minimum tax on global intangible low-tax income, which is generally the excess income of foreign subsidiaries over a 10% rate of routine return on tangible business assets. The Company has not yet formally adopted an accounting policy for this item. For the year ended December 31, 2017, the Company did not record a tax charge and tax incurred in future periods related to global intangible low-tax income will be recorded in the period incurred.

   . Compensation and Fringe Benefits - U.S. Tax Reform limits certain employer deductions for fringe benefit and related expenses and also repeals the exception allowing the deduction of certain performance-based compensation paid to certain senior executives. The Company has recorded an $8 million tax charge, included within the deferred tax revaluation.

   . Alternative Minimum Tax Credits - U.S. Tax Reform eliminates the corporate alternative minimum tax and allows for minimum tax credit carryforwards to be used to offset future regular tax or to be refunded over the next few years. However, pursuant to the requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended, refund payments issued for corporations claiming refundable prior year alternative minimum tax credits are subject to a sequestration rate of 6.6%. The application of this fee to refunds in future years is subject to further guidance. Additionally, the sequestration reduction rate in effect at the time is subject to uncertainty. The Company has recorded a $7 million tax charge included within the deferred tax revaluation.

 . Tax Credit Partnerships - Certain tax credit partnership investments derive returns in part from income tax credits. The Company recognizes changes in tax attributes at the partnership level when reported by the investee in its financial information. U.S. Tax Reform may impact the tax attributes of tax credit partnerships. However, investee financial information is not yet available to enable the Company to determine the impacts of U.S. Tax Reform. Accordingly, the Company has applied prior law to these equity method investments in accordance with SAB 118. During the one year measurement period under SAB 118, the impacts of U.S. Tax Reform will be recognized as the investee financial information is made available.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


  The provision for income tax was as follows:

                                                  Years Ended December 31,
                                                  -------------------------
                                                    2017     2016    2015
                                                  --------  ------  -------
                                                        (In millions)
     Current:
     Federal.....................................  $ 1,511   $ 675   $1,384
     State and local.............................        4       5       20
     Foreign.....................................       14      40       36
                                                  --------  ------  -------
      Subtotal...................................    1,529     720    1,440
                                                  --------  ------  -------
     Deferred:
     Federal.....................................   (2,099)   (539)     296
     Foreign.....................................        9      18       27
                                                  --------  ------  -------
      Subtotal...................................   (2,090)   (521)     323
                                                  --------  ------  -------
      Provision for income tax expense (benefit).  $  (561)  $ 199   $1,763
                                                  ========  ======  =======

  The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations was as follows:

                                    Years Ended December 31,
                                   --------------------------
                                     2017      2016    2015
                                   --------  -------  -------
                                         (In millions)
                   Income (loss):
                   Domestic.......  $ 4,045   $2,379   $4,409
                   Foreign........   (1,079)    (438)      72
                                   --------  -------  -------
                    Total.........  $ 2,966   $1,941   $4,481
                                   ========  =======  =======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2017     2016     2015
                                                 --------  ------  -------
                                                       (In millions)
    Tax provision at U.S. statutory rate........  $ 1,039   $ 679   $1,569
    Tax effect of:
    Dividend received deduction.................      (65)    (79)     (82)
    Tax-exempt income...........................      (49)    (38)     (24)
    Prior year tax (1)..........................      (29)    (33)     558
    Low income housing tax credits..............     (278)   (270)    (221)
    Other tax credits...........................     (101)    (98)     (68)
    Foreign tax rate differential...............       --       1       (4)
    Change in valuation allowance...............       --      (1)      (1)
    U.S. Tax Reform impact (2)..................   (1,089)     --       --
    Other, net..................................       11      38       36
                                                 --------  ------  -------
     Provision for income tax expense (benefit).  $  (561)  $ 199   $1,763
                                                 ========  ======  =======

--------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

(1) As discussed further below, for the year ended December 31, 2015, prior year tax includes a $557 million non-cash charge related to an uncertain tax position.

(2) U.S. Tax Reform impact of ($1.1) billion excludes ($23) million of tax provision at the U.S. statutory rate for a total tax reform benefit of ($1.1) billion.

  Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        December 31,
                                                     ------------------
                                                       2017      2016
                                                     --------  --------
                                                        (In millions)
       Deferred income tax assets:
       Policyholder liabilities and receivables.....  $ 1,361   $   292
       Net operating loss carryforwards.............       23        27
       Employee benefits............................      595       828
       Tax credit carryforwards.....................    1,127       947
       Litigation-related and government mandated...      117       212
       Other........................................      437       460
                                                     --------  --------
         Total gross deferred income tax assets.....    3,660     2,766
       Less: Valuation allowance....................       20        20
                                                     --------  --------
         Total net deferred income tax assets.......    3,640     2,746
                                                     --------  --------
       Deferred income tax liabilities:
       Investments, including derivatives...........    1,989     1,234
       Intangibles..................................       32        53
       DAC..........................................      673     1,150
       Net unrealized investment gains..............    2,313     2,693
       Other........................................        2         1
                                                     --------  --------
         Total deferred income tax liabilities......    5,009     5,131
                                                     --------  --------
         Net deferred income tax asset (liability)..  $(1,369)  $(2,385)
                                                     ========  ========

  The Company has not recorded an additional valuation allowance benefit or charge related to certain state net operating loss carryforwards for the year ended December 31, 2017. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


  The following table sets forth the domestic and state net operating loss carryforwards for tax purposes at December 31, 2017.

                                       Net Operating Loss Carryforwards
                                       --------------------------------
                                       Domestic          State
                                       --------          -----
                                       (In millions)
                          Expiration:
                          2018-2022...      $--           $ 49
                          2023-2027...       --             64
                          2028-2032...       --             13
                          2033-2037...       12              2
                          Indefinite..       --             --
                                       --------          -----
                                            $12           $128
                                            ==            ===

  The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2017.

                                  Tax Credit Carryforwards
                         ------------------------------------------
                         General Business
                             Credits      Foreign Tax Credits Other
                         ---------------- ------------------- -----
                                       (In millions)
            Expiration:
            2018-2022...           $   --                 $10  $ --
            2023-2027...               --                  88    --
            2028-2032...              232                  --    --
            2033-2037...              832                  --    --
            Indefinite..               --                  --   194
                         ---------------- ------------------- -----
                                   $1,064                 $98  $194
                         ================ =================== =====

  The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $203 million and $60 million for the years ended December 31, 2017 and 2016, respectively.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for i) 2000 through 2002 where the IRS disallowance relates to certain tax credits claimed, for which in April 2015, the Company received a Statutory Notice of Deficiency (the "Notice") and paid the tax thereon in September 2015 (see note
(1) below); and ii) 2003 through 2006, where the IRS disallowance relates predominantly to certain tax credits claimed and the Company is engaged with IRS Appeals. Management believes it has established adequate tax liabilities and final resolution for the years 2000 through 2006 is not expected to have a material impact on the Company's consolidated financial statements. The IRS audit cycle for the years 2007-2009, which began in December of 2015, is scheduled to conclude in 2018.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. For example, federal tax legislation could impact unrecognized tax benefits. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                          Years Ended December 31,
                                                                               ---------------------------------------------
                                                                                    2017           2016            2015
                                                                               -------------  -------------  ---------------
                                                                                               (In millions)
Balance at January 1,.........................................................  $        931   $      1,075   $          546
Additions for tax positions of prior years (1)................................            --              7              558
Reductions for tax positions of prior years (2)...............................           (38)          (109)              --
Additions for tax positions of current year...................................             4              6                4
Reductions for tax positions of current year..................................            (1)            --               --
Settlements with tax authorities..............................................            (6)           (48)             (33)
                                                                               -------------  -------------  ---------------
Balance at December 31,.......................................................  $        890   $        931   $        1,075
                                                                               =============  =============  ===============
Unrecognized tax benefits that, if recognized would impact the effective rate.  $        890   $        931   $        1,060
                                                                               =============  =============  ===============

--------

(1) The significant increase in 2015 is related to a non-cash charge the Company recorded to net income of $792 million, net of tax. The charge was related to an uncertain tax position and was comprised of a $557 million charge included in provision for income tax expense (benefit) and a $362 million ($235 million, net of tax) charge included in other expenses. This charge is the result of the Company's consideration of certain decisions of the U.S. Court of Appeals for the Second Circuit upholding the disallowance of foreign tax credits claimed by other corporate entities not affiliated with the Company. The Company's action relates to tax years from 2000 to 2009, during which MLIC held non-U.S. investments in support of its life insurance business through a United Kingdom investment subsidiary that was structured as a joint venture at the time.

(2) Included for 2016 is the impact of the dividend by Metropolitan Life Insurance Company of all of the issued and outstanding shares of common stock of each of NELICO and GALIC to MetLife, Inc.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                               Years Ended December 31,
                                                                           --------------------------------
                                                                             2017       2016        2015
                                                                           --------- ----------  ----------
                                                                                    (In millions)
Interest recognized on the consolidated statements of operations (1)...... $      47 $      (33) $      382

                                                                                          December 31,
                                                                                     ----------------------
                                                                                        2017        2016
                                                                                     ----------  ----------
                                                                                         (In millions)
Interest included in other liabilities on the consolidated balance sheets.           $      653  $      606

--------

(1) The significant increase in 2015 is related to the non-cash charge discussed above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The Company had no penalties for the years ended December 31, 2017, 2016 and 2015.

   There has been no change in the Company's position on the disallowance of its foreign tax credits by the IRS. The Company continues to contest the disallowance of these foreign tax credits by the IRS as management believes the facts strongly support the Company's position. The Company will defend its position vigorously and does not expect any additional charges related to this matter.

   Also related to the aforementioned foreign tax credit matter, on April 9, 2015, the IRS issued the Notice to the Company. The Notice asserted that the Company owes additional taxes and interest for 2000 through 2002 primarily due to the disallowance of foreign tax credits. The transactions that are the subject of the Notice continue through 2009, and it is likely that the IRS will seek to challenge these later periods. On September 18, 2015, the Company paid the assessed tax and interest of $444 million for 2000 through 2002. On November 19, 2015, $9 million of this amount was refunded from the IRS as an overpayment of interest. On May 30, 2017, the Company filed a claim for refund with the IRS for the remaining tax and interest.

   Prior to U.S. Tax Reform, the DRD related to variable life insurance and annuity contracts was generally based on a company specific percentage referred to as the company's share. The calculation of this amount was subject to significant dispute between taxpayers and the IRS. U.S. Tax Reform eliminated this dispute by fixing the calculation to a specific percentage subsequent to 2017.

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized an income tax benefit of $60 million, $75 million and $76 million, respectively, related to the separate account DRD. The 2017 benefit included an expense of $1 million related to a true-up of the 2016 tax return.

16. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2017. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, the Company has not made an accrual. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $325 million.

   Matters as to Which an Estimate Cannot Be Made

      For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Asbestos-Related Claims

      Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

      Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that:
   (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


      The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                             December 31,
                                             --------------------------------------------
                                                  2017           2016           2015
                                             -------------- -------------- --------------
                                                (In millions, except number of claims)
Asbestos personal injury claims at year end.         62,930         67,223         67,787
Number of new claims during the year........          3,514          4,146          3,856
Settlement payments during the year (1).....  $        48.6  $        50.2  $        56.1

--------

(1) Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses.

      The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

      The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

      The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

      The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and
   (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


      Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2017. Metropolitan Life Insurance Company increased its recorded liability for asbestos-related claims to $551 million at December 31, 2017.

   Regulatory Matters

      The Company receives and responds to subpoenas or other inquiries seeking a broad range of information from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the SEC; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority ("FINRA"). The issues involved in information requests and regulatory matters vary widely. The Company cooperates in these inquiries.

     In the Matter of Chemform, Inc. Site, Pompano Beach, Broward County,
     Florida

        In July 2010, the Environmental Protection Agency ("EPA") advised Metropolitan Life Insurance Company that it believed payments were due under two settlement agreements, known as "Administrative Orders on Consent," that New England Mutual Life Insurance Company ("New England Mutual") signed in 1989 and 1992 with respect to the cleanup of a Superfund site in Florida (the "Chemform Site"). The EPA originally contacted Metropolitan Life Insurance Company (as successor to New England Mutual) and a third party in 2001, and advised that they owed additional clean-up costs for the Chemform Site. The matter was not resolved at that time. In September 2012, the EPA, Metropolitan Life Insurance Company and the third party executed an Administrative Order on Consent under which Metropolitan Life Insurance Company and the third party agreed to be responsible for certain environmental testing at the Chemform Site. The EPA may seek additional costs if the environmental testing identifies issues. The EPA and Metropolitan Life Insurance Company have reached a settlement in principal on the EPA's claim for past costs. The Company estimates that the aggregate cost to resolve this matter, including the settlement for claims of past costs and the costs of environmental testing, will not exceed $300 thousand.

     Sales Practices Regulatory Matters.

        Regulatory authorities in a number of states and FINRA, and occasionally the SEC, have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company. These investigations often focus on the conduct of particular financial services representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for these sales practices-related investigations or inquiries.

     Unclaimed Property Litigation

        Alleging that MetLife, Inc., Metropolitan Life Insurance Company, and several other insurance companies violated the New York False Claims Act (the "Act") by filing false unclaimed property reports from 1986 to 2017 with New York to avoid having to escheat the proceeds of more than 25,000 life insurance policies, including policies for which the defendants escheated funds as part of their demutualization in the late 1990s, Total Asset Recovery Services ("The Relator") has brought an action under the qui tam provision of the Act on behalf of itself and New York. The Relator originally filed this action under seal in 2010, and the complaint was unsealed on December 19, 2017. The Relator seeks treble damages and other relief. The Company intends to defend this action vigorously.

   Total Control Accounts Litigation

        Metropolitan Life Insurance Company is a defendant in a lawsuit related to its use of retained asset accounts, known as TCAs, as a settlement option for death benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


     Owens v. Metropolitan Life Insurance Company (N.D. Ga., filed April 17,
     2014)

        Plaintiff filed this class action lawsuit on behalf of all persons for whom Metropolitan Life Insurance Company established a TCA, to pay death benefits under an ERISA plan. The action alleges that Metropolitan Life Insurance Company's use of the TCA as the settlement option for life insurance benefits under some group life insurance policies violates Metropolitan Life Insurance Company's fiduciary duties under ERISA. As damages, plaintiff seeks disgorgement of profits that Metropolitan Life Insurance Company realized on accounts owned by members of the class. In addition, plaintiff, on behalf of a subgroup of the class, seeks interest under Georgia's delayed settlement interest statute, alleging that the use of the TCA as the settlement option did not constitute payment. On September 27, 2016, the court denied Metropolitan Life Insurance Company's summary judgment motion in full and granted plaintiff's partial summary judgment motion. On September 29, 2017, the court certified a nationwide class. The court also certified a Georgia subclass. The Company intends to defend this action vigorously.

   Inquiries into Pension Benefits

     The Company informed its primary state regulator, the New York State Department of Financial Services ("NYDFS"), about its practices in connection with the payment of certain pension benefits to annuitants and related matters. The NYDFS is examining the issue. The Division of Enforcement of the SEC is also investigating this matter and several additional regulators, including, but not limited to, the Massachusetts Securities Division, have made inquiries into these practices, including as to related disclosures. It is possible that other jurisdictions may pursue similar investigations or inquiries. On February 13, 2018, the Company announced that in connection with a review of practices and procedures used to estimate reserves related to certain RIS group annuitants who have been unresponsive or missing over time, the Company had identified a material weakness in its internal control over financial reporting related to certain RIS group annuity reserves. In conjunction with the material weakness, the Company increased reserves by $510 million pre-tax to reinstate reserves previously released, and to reflect accrued interest and other related liabilities. See Note 1.

     The Company is exposed to regulatory investigations, and could be exposed to additional legal actions. These may result in payments, including damages, fines, penalties, interest and other amounts assessed or awarded by courts or regulatory authorities under applicable escheat, tax, securities, ERISA, or other laws or regulations. The Company could incur significant costs in connection with these actions. The Company's increase in reserves does not reflect, and the Company has not recorded an accrual for, any such potential amounts. An estimate of the possible loss or range of loss cannot be made at this time.

   Other Litigation

     Sun Life Assurance Company of Canada Indemnity Claim

        In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed a lawsuit in Toronto, seeking a declaration that Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by Metropolitan Life Insurance Company that were subsequently transferred to Sun Life. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life Insurance Company's motion for summary judgment. Both parties agreed to consider the indemnity claim through arbitration. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto alleging sales practices claims regarding the policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. On August 30, 2011, Sun Life notified Metropolitan Life Insurance Company that another purported class action lawsuit was filed against Sun Life in Vancouver, BC alleging sales practices claims regarding certain of the same policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify Sun Life for some or all of the claims in these lawsuits. These sales practices cases against Sun Life are ongoing.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


     Voshall v. Metropolitan Life Insurance Company (Superior Court of the State of California, County of Los Angeles, April 8, 2015)

        Plaintiff filed this putative class action lawsuit on behalf of himself and all persons covered under a long-term group disability income insurance policy issued by Metropolitan Life Insurance Company to public entities in California between April 8, 2011 and April 8, 2015. Plaintiff alleges that Metropolitan Life Insurance Company improperly reduced benefits by including cost of living adjustments and employee paid contributions in the employer retirement benefits and other income that reduces the benefit payable under such policies. Plaintiff asserts causes of action for declaratory relief, violation of the California Business & Professions Code, breach of contract and breach of the implied covenant of good faith and fair dealing. The Company intends to defend this action vigorously.

     Martin v. Metropolitan Life Insurance Company (Superior Court of the State of California, County of Contra Costa, filed December 17, 2015)

        Plaintiffs filed this putative class action lawsuit on behalf of themselves and all California persons who have been charged compound interest by Metropolitan Life Insurance Company in life insurance policy and/or premium loan balances within the last four years. Plaintiffs allege that Metropolitan Life Insurance Company has engaged in a pattern and practice of charging compound interest on life insurance policy and premium loans without the borrower authorizing such compounding, and that this constitutes an unlawful business practice under California law. Plaintiffs assert causes of action for declaratory relief, violation of California's Unfair Competition Law and Usury Law, and unjust enrichment. Plaintiffs seek declaratory and injunctive relief, restitution of interest, and damages in an unspecified amount. On April 12, 2016, the court granted Metropolitan Life Insurance Company's motion to dismiss. Plaintiffs have appealed this ruling.

     Lau v. Metropolitan Life Insurance Company (S.D.N.Y. filed, December 3,
     2015)

        This putative class action lawsuit was filed by a single defined contribution plan participant on behalf of all ERISA plans whose assets were invested in Metropolitan Life Insurance Company's "Group Annuity Contract Stable Value Funds" within the past six years. The suit alleges breaches of fiduciary duty under ERISA and challenges the "spread" with respect to the stable value fund group annuity products sold to retirement plans. The allegations focus on the methodology Metropolitan Life Insurance Company uses to establish and reset the crediting rate, the terms under which plan participants are permitted to transfer funds from a stable value option to another investment option, the procedures followed if an employer terminates a contract, and the level of disclosure provided. Plaintiff seeks declaratory and injunctive relief, as well as damages in an unspecified amount. The parties have settled and the court has dismissed the action.

     Newman v. Metropolitan Life Insurance Company (N.D. Ill., filed March 23,
     2016)

        Plaintiff filed this putative class action alleging causes of action for breach of contract, fraud, and violations of the Illinois Consumer Fraud and Deceptive Business Practices Act, based on Metropolitan Life Insurance Company's class-wide increase in premiums charged for long-term care insurance policies. Plaintiff alleges a class consisting of herself and all persons over age 65 who selected a Reduced Pay at Age 65 payment feature and whose premium rates were increased after age 65. Plaintiff asserts that premiums could not be increased for these class members and/or that marketing material was misleading as to Metropolitan Life Insurance Company's right to increase premiums. Plaintiff seeks unspecified compensatory, statutory and punitive damages as well as recessionary and injunctive relief. On April 12, 2017, the court granted Metropolitan Life Insurance Company's motion, dismissing the action with prejudice. Plaintiff appealed this ruling to the United States Court of Appeals for the Seventh Circuit and on February 6, 2018, the Seventh Circuit reversed and remanded for further proceedings, ruling that plaintiff is entitled to relief on her contract claim.

     Miller, et al. v. MetLife, Inc., et al. (C.D. Cal., filed April 7, 2017)

        Plaintiffs filed this putative class action against MetLife, Inc. and Metropolitan Life Insurance Company in the U.S. District Court for the Central District of California, purporting to assert claims on behalf of all persons who replaced their MetLife Optional Term Life or Group Universal Life policy with a Group Variable Universal Life policy wherein MetLife allegedly charged smoker rates for certain non-smokers. Plaintiffs seek unspecified compensatory and punitive damages, as well as other relief. On September 25, 2017, plaintiffs dismissed the action and refiled the complaint in U.S. District Court for the Southern District of New York. On November 9, 2017, plaintiffs dismissed MetLife, Inc. without prejudice from the action. Metropolitan Life Insurance Company intends to defend this action vigorously.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


     Julian & McKinney v. Metropolitan Life Insurance Company (S.D.N.Y., filed February 9, 2017)

        Plaintiffs filed this putative class and collective action on behalf of themselves and all current and former long-term disability ("LTD") claims specialists between February 2011 and the present for alleged wage and hour violations under the Fair Labor Standards Act, the New York Labor Law, and the Connecticut Minimum Wage Act. The suit alleges that Metropolitan Life Insurance Company improperly reclassified the plaintiffs and similarly situated LTD claims specialists from non-exempt to exempt from overtime pay in November 2013. As a result, they and members of the putative class were no longer eligible for overtime pay even though they allege they continued to work more than 40 hours per week. The Company intends to defend this action vigorously.

     Sales Practices Claims

        Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds, other products or the misuse of client assets. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


     Assets and liabilities held for insolvency assessments were as follows:

                                                        December 31,
                                                  -------------------------
                                                      2017         2016
                                                  ------------ ------------
                                                        (In millions)
    Other Assets:
    Premium tax offset for future discounted and
     undiscounted assessments....................  $        51  $        24
    Premium tax offsets currently available for
     paid assessments............................           49           32
                                                  ------------ ------------
     Total.......................................  $       100  $        56
                                                  ============ ============
    Other Liabilities:
    Insolvency assessments.......................  $        66  $        37
                                                  ============ ============

Commitments

  Leases

     The Company, as lessee, has entered into various lease and sublease agreements for office space, information technology, aircrafts and other equipment. Future minimum gross rental payments relating to these lease arrangements are as follows:

                                                    Amount
                                                ---------------
                                                 (In millions)
                 2018..........................  $          144
                 2019..........................             130
                 2020..........................             134
                 2021..........................             132
                 2022..........................             130
                 Thereafter....................             673
                                                ---------------
                  Total........................  $        1,343
                                                ===============

     In 2017, the Company assigned certain leases to an affiliate, effective January 1, 2018. The future minimum gross rental payments associated with those leases have been omitted from the above table. The Company, as assignor, remains liable under the leases to the extent that the affiliate, as assignee, cannot meet any obligations.

     Total minimum rental payments to be received in the future under non-cancelable subleases were $546 million as of December 31, 2017. Operating lease expense was $187 million, $204 million, and $191 million for the years ended December 31, 2017, 2016, and 2015, respectively.

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3.3 billion and $3.9 billion at December 31, 2017 and 2016, respectively.

  Commitments to Fund Partnership Investments, Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $3.9 billion and $4.2 billion at December 31, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $127 million, with a cumulative maximum of $407 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $4 million and $5 million at December 31, 2017 and 2016, respectively, for indemnities, guarantees and commitments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Quarterly Results of Operations (Unaudited)

  The unaudited quarterly results of operations for 2017 and 2016 are summarized in the table below:

                                                                            Three Months Ended
                --------------------------------------------------------------------------------------------------------
                            March 31,                          June 30,                         September 30,
                --------------------------------- ---------------------------------  ----------------------------------
                    As                                As                                 As
                Previously                 As     Previously                  As     Previously                  As
                 Reported  Revisions (1) Revised   Reported  Revisions (1)  Revised   Reported  Revisions (1)  Revised
                ---------- ------------- -------- ---------- ------------- --------  ---------- ------------- ---------
                                                                               (In millions)
2017

 Total
 revenues......  $  8,645      $  --     $  8,645  $  9,342      $  --     $  9,342  $  10,286     $    --    $  10,286

 Total
 expenses......  $  7,972      $   6     $  7,978  $  8,528      $   6     $  8,534  $   9,356     $    55    $   9,411
Net
 income
 (loss)........  $    551      $  (4)    $    547  $    648      $  (4)    $    644  $     743     $   (35)   $     708

 Less:
 Net
 income
 (loss)
 attributable
 to
 noncontrolling
 interests.....  $      1      $  --     $      1  $      2      $  --     $      2  $       5     $    --    $       5
Net
 income
 (loss)
 attributable
 to
 Metropolitan
 Life
 Insurance
 Company.......  $    550      $  (4)    $    546  $    646      $  (4)    $    642  $     738     $   (35)   $     703
2016

 Total
 revenues......  $  8,794      $  --     $  8,794  $  9,082      $  --     $  9,082  $   9,876     $    --    $   9,876

 Total
 expenses......  $  8,196      $   9     $  8,205  $  8,749      $   4     $  8,753  $   9,123     $     3    $   9,126
Net
 income
 (loss)........  $    496      $  (6)    $    490  $    326      $  (3)    $    323  $     630     $    (2)   $     628

 Less:
 Net
 income
 (loss)
 attributable
 to
 noncontrolling
 interests.....  $     --      $  --     $     --  $     (2)     $  --     $     (2) $      (7)    $    --    $      (7)
Net
 income
 (loss)
 attributable
 to
 Metropolitan
 Life
 Insurance
 Company.......  $    496      $  (6)    $    490  $    328      $  (3)    $    325  $     637     $    (2)   $     635

                ----------------------------------
                           December 31,
                ---------------------------------
                    As
                Previously                  As
                 Reported  Revisions (1)  Revised
                ---------- ------------- --------

2017

 Total
 revenues......  $  8,952      $  --     $  8,952

 Total
 expenses......  $  8,336      $  --     $  8,336
Net
 income
 (loss)........  $  1,628      $  --     $  1,628

 Less:
 Net
 income
 (loss)
 attributable
 to
 noncontrolling
 interests.....  $     (6)     $  --     $     (6)
Net
 income
 (loss)
 attributable
 to
 Metropolitan
 Life
 Insurance
 Company.......  $  1,634      $  --     $  1,634
2016

 Total
 revenues......  $  8,738      $  --     $  8,738

 Total
 expenses......  $  8,459      $   6     $  8,465
Net
 income
 (loss)........  $    304      $  (3)    $    301

 Less:
 Net
 income
 (loss)
 attributable
 to
 noncontrolling
 interests.....  $      1      $  --     $      1
Net
 income
 (loss)
 attributable
 to
 Metropolitan
 Life
 Insurance
 Company.......  $    303      $  (3)    $    300

--------

(1) See Note 1 for information on prior period revisions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

18. Related Party Transactions

Service Agreements

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $2.2 billion, $2.1 billion and $2.1 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $93 million, $138 million and $135 million for the years ended December 31, 2017, 2016 and 2015, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $141 million, $113 million and $151 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   The Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.4 billion for the year ended December 31, 2017 and $1.5 billion for both of the years ended December 31, 2016, and 2015, and were reimbursed to the Company by these affiliates.

   The Company had net payables to affiliates, related to the items discussed above, of $205 million and $165 million at December 31, 2017 and 2016, respectively.

   See Notes 6, 8, 11, 12 and 14 for additional information on related party transactions.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the U.S. Retail Advisor Force Divestiture. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2017

                                 (In millions)

                                                                        Estimated        Amount at
                                                     Cost or             Fair            Which Shown on
                                                  Amortized Cost (1)     Value         Balance Sheet
Types of Investments                          ---------------------- -------------- --------------------
Fixed maturity securities:
Bonds:
U.S. government and agency securities........ $               35,021 $       38,545 $             38,545
Public utilities.............................                  6,721          7,626                7,626
State and political subdivision securities...                  6,310          7,551                7,551
Foreign government securities................                  3,887          4,502                4,502
All other corporate bonds....................                 70,159         75,178               75,178
                                              ---------------------- -------------- --------------------
  Total bonds................................                122,098        133,402              133,402
Mortgage-backed and asset-backed securities..                 34,933         35,988               35,988
Redeemable preferred stock...................                    778            882                  882
                                              ---------------------- -------------- --------------------
  Total fixed maturity securities............                157,809        170,272              170,272
                                              ---------------------- -------------- --------------------
Equity securities:
Common stock:
  Industrial, miscellaneous and all other....                  1,128          1,181                1,181
  Public utilities...........................                     62             70                   70
Non-redeemable preferred stock...............                    389            407                  407
                                              ---------------------- -------------- --------------------
  Total equity securities....................                  1,579          1,658                1,658
                                              ---------------------- -------------- --------------------
Mortgage loans...............................                 58,459                              58,459
Policy loans.................................                  6,006                               6,006
Real estate and real estate joint ventures...                  6,612                               6,612
Real estate acquired in satisfaction of debt.                     44                                  44
Other limited partnership interests..........                  3,991                               3,991
Short-term investments.......................                  3,155                               3,155
Other invested assets........................                 14,911                              14,911
                                              ----------------------                --------------------
   Total investments......................... $              252,566                $            265,108
                                              ======================                ====================

--------
(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2017, 2016 and 2015

                                 (In millions)

                            Future Policy Benefits,
                             Other Policy-Related
                     DAC         Balances and       Policyholder Policyholder
                     and     Policyholder Dividend    Account     Dividends       Unearned        Unearned
Segment              VOBA         Obligation          Balances     Payable    Premiums (1), (2)  Revenue (1)
------------------ -------- ----------------------- ------------ ------------ ----------------- ------------
2017
U.S............... $    413        $         61,665   $   69,559     $     --      $        165     $     23
MetLife Holdings..    3,930                  66,753       24,380          499               162          179
Corporate & Other.        5                     294           --           --                --           --
                   -------- ----------------------- ------------ ------------ ----------------- ------------
  Total........... $  4,348        $        128,712   $   93,939     $    499      $        327     $    202
                   ======== ======================= ============ ============ ================= ============
2016
U.S............... $    421        $         58,234   $   66,643     $     --      $        133     $     30
MetLife Holdings..    4,317                  65,982       25,823          510               167          182
Corporate & Other.        5                     337           --           --                --           --
                   -------- ----------------------- ------------ ------------ ----------------- ------------
  Total........... $  4,743        $        124,553   $   92,466     $    510      $        300     $    212
                   ======== ======================= ============ ============ ================= ============
2015
U.S............... $    418        $         56,429   $   63,716     $     --      $        136     $     33
MetLife Holdings..    5,000                  70,276       29,827          621               171          201
Corporate & Other.      625                   1,506          877            3                 1          321
                   -------- ----------------------- ------------ ------------ ----------------- ------------
  Total........... $  6,043        $        128,211   $   94,420     $    624      $        308     $    555
                   ======== ======================= ============ ============ ================= ============

--------
(1) Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2) Includes premiums received in advance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2017, 2016 and 2015

                                 (In millions)

                                                     Policyholder    Amortization of
                                                     Benefits and        DAC and
                      Premiums and                    Claims and          VOBA
                     Universal Life       Net      Interest Credited   Charged to
                   and Investment-Type Investment   to Policyholder       Other          Other
Segment            Product Policy Fees   Income     Account Balances    Expenses      Expenses (1)
------------------ ------------------- ----------- ----------------- --------------- -------------
2017
U.S...............   $          20,500 $     6,012    $       22,019    $         56    $    2,680
MetLife Holdings..               4,643       4,758             6,004             185         2,293
Corporate & Other.                   9       (257)                 4              --         1,018
                   ------------------- ----------- ----------------- --------------- -------------
  Total...........   $          25,152 $    10,513    $       28,027    $        241    $    5,991
                   =================== =========== ================= =============== =============
2016
U.S...............   $          18,909 $     5,811    $       20,263    $         56    $    2,721
MetLife Holdings..               5,739       5,355             7,128             342         2,797
Corporate & Other.                 287        (83)               155              43         1,044
                   ------------------- ----------- ----------------- --------------- -------------
  Total...........   $          24,935 $    11,083    $       27,546    $        441    $    6,562
                   =================== =========== ================= =============== =============
2015
U.S...............   $          18,281 $     5,848    $       19,613    $         59    $    2,658
MetLife Holdings..               5,910       5,601             6,951             631         2,678
Corporate & Other.                 327          90               166              52         1,444
                   ------------------- ----------- ----------------- --------------- -------------
  Total...........   $          24,518 $    11,539    $       26,730    $        742    $    6,780
                   =================== =========== ================= =============== =============

--------
(1) Includes other expenses and policyholder dividends, excluding amortization of DAC and VOBA charged to other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2017, 2016 and 2015

                             (Dollars in millions)

                                                                               % Amount
                                                                              Assumed
                             Gross Amount    Ceded     Assumed   Net Amount    to Net
                             ------------- ---------- ---------- ----------- ----------
2017
Life insurance in-force..... $   3,377,964 $  266,895 $  490,033 $ 3,601,102       13.6%
                             ============= ========== ========== ===========
Insurance premium
Life insurance (1).......... $      16,022 $    1,132 $    1,097 $    15,987        6.9%
Accident & health insurance.         7,040        121         19       6,938        0.3%
                             ------------- ---------- ---------- -----------
 Total insurance premium.... $      23,062 $    1,253 $    1,116 $    22,925        4.9%
                             ============= ========== ========== ===========
2016
Life insurance in-force..... $   3,013,618 $  277,693 $  777,037 $ 3,512,962       22.1%
                             ============= ========== ========== ===========
Insurance premium
Life insurance (1).......... $      14,931 $    1,101 $    1,668 $    15,498       10.8%
Accident & health insurance.         7,000        124         19       6,895        0.3%
                             ------------- ---------- ---------- -----------
 Total insurance premium.... $      21,931 $    1,225 $    1,687 $    22,393        7.5%
                             ============= ========== ========== ===========
2015
Life insurance in-force..... $   3,035,399 $  361,355 $  811,435 $ 3,485,479       23.3%
                             ============= ========== ========== ===========
Insurance premium
Life insurance (1).......... $      14,449 $    1,143 $    1,638 $    14,944       11.0%
Accident & health insurance.         7,048         99         41       6,990        0.6%
                             ------------- ---------- ---------- -----------
 Total insurance premium.... $      21,497 $    1,242 $    1,679 $    21,934        7.7%
                             ============= ========== ========== ===========

--------
(1) Includes annuities with life contingencies.

   For the year ended December 31, 2017, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $16.2 billion and $1.3 billion, respectively, and life insurance premiums of $132 million and $122 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $17.6 billion and $258.3 billion, respectively, and life insurance premiums of $45 million and $727 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $23.1 billion and $276.7 billion, respectively, and life insurance premiums of $40 million and $701 million, respectively.

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                                     PART C



                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS


The financial statements and financial highlights of each of the Divisions of the Separate Account are included in Part B hereof and include:


   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Statements of Assets and Liabilities as of December 31, 2017

   (3)   Statements of Operations for the year ended December 31, 2017

   (4) Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016


   (5)   Notes to the Financial Statements

The consolidated financial statements and financial statement schedules of Metropolitan Life Insurance Company and subsidiaries are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Consolidated Balance Sheets as of December 31, 2017 and 2016

   (3) Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015



   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015

   (5) Consolidated Statements of Equity for the years ended December 31, 2017, 2016 and 2015

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015


   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules

(B) EXHIBITS



(1) Resolution of the Board of Directors of Metropolitan Life establishing Separate Account E.(2)



(2)            Not applicable.



(3)   (a)      Form of Amended and Restated Principal Underwriting Agreement
               among Metropolitan Life Insurance Company and MetLife Investors
               Distribution Company.(32)


  (b)          Form of Metropolitan Life Insurance Company Sales Agreement.(14)


  (b)(i) Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement).(25)


  (c)          Participation Agreement -- Calvert.(5)


  (c)(i) Amendment to the Shared Funding Agreement dated June 5, 1990 between Calvert Investment Distributors, Inc., and Metropolitan Life Insurance, effective as of April 30, 2011.(23)


  (c)(ii) Shared Funding Agreement dated December 30, 2016 between Calvert Variable Series and Metropolitan Life Insurance Company.(31)


  (d)          Participation Agreements -- Fidelity Distributors Corp.(5)


  (d)(i)       Supplemental Agreements -- Fidelity(6)


  (d)(ii)      Summary Prospectus Agreement (Summary) -- Fidelity(21)


  (d)(iii) Amendment dated June 1, 2015 to the Participation Agreement dated November 25, 2002 between Metropolitan Life Insurance Company and Fidelity Distributors Company.(30)


  (d)(iv) Amended and Restated Participation Agreement dated January 24, 2018 among Fidelity Variable Insurance Products, Fidelity Distributors Corporation and Metropolitan Life Insurance Company.(33)


  (e)          Participation Agreement -- New England Zenith Fund(10)


  (f)          Participation Agreement -- American Funds Insurance Series(11)


  (f)(i)       Participation Agreement - American Funds Insurance Series -
               Summary(21)


  (f)(ii) Amendment No. 4 to Participation Agreement between Metropolitan Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company dated November 19, 2014.(27)

  (f)(iii) Amendment No. 3 dated May 1, 2016 to the Participation Agreement dated May 16, 1998 among Metropolitan Life Insurance Company, American Funds Insurance Company, American Funds Insurance Series and Capital Research and Management Company.(29)


  (g)          Participation Agreement -- Met Investors Series Trust(12)


  (g)(i)       First Amendment to the Participation Agreement.(23)


  (g)(ii)      Second Amendment to the Participation Agreement.(23)


  (g)(iii) Amendment to each of the Participation Agreements currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010.(24)


  (h)          Participation Agreement with Metropolitan Series Fund, Inc.(19)


  (h)(i) Amendment to each of the Participation Agreements currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, Metropolitan Tower Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010.(24)


  (i)          MLI Distribution Company Retail Sales Agreement(16)



(j) Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust I, Metropolitan Life Insurance Company, Brighthouse Investment Advisers, LLC and Brighthouse Securities, LLC. (29)


(k) Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust II, Metropolitan Life Insurance Company, Brighthouse Investment Advisers, LLC and Brighthouse Securities, LLC. (29)



(4)   (a)      Amended Form of IRC Section 401 Group Annuity Contract
               (VestMet).(5)


  (a)(i) Form of IRC Section 401 Group Annuity Contract (Preference Plus) (Version 2).(5)


  (a)(ii) Form of IRC Section 401 Group Annuity Contract (Preference Plus) (Allocated and Unallocated).(5)


  (a)(iii)     Form IRC Section 401 Individual Annuity Contract (Preference
               Plus).(5)


  (a)(iv) Form IRC Section 401 Group Annuity Contract (Preference Plus) (Oregon).(2)


  (a)(v) Form IRC Section 401 Group Annuity Contract (Preference Plus) (Allocated).(4)


  (a)(vi) Form IRC Section 401 Group Annuity Contract (Preference Plus) (Allocated) (New York).(5)


  (a)(vii) Form of Certificate under IRC Section 401 Group Annuity Contract (Preference Plus) (New York).(5)


  (b)          Amended Form of IRC Section 403(b) Group Annuity Contract
               (VestMet).(5)


  (b)(i) Amended Form of IRC Section 403(b) Group Annuity Contract (Preference Plus).(5)


  (b)(i)(A) Form of IRC Section 403(b) Group Annuity Contract (Financial Freedom-LIJ).(5)


  (b)(i)(B) Form of IRC Section 403(b) Group Annuity Contract (Enhanced Preference Plus Contract-Montefiore Medical Center, Maimonides Medical Center, The Mount Sinai Hospital).(2)


  (b)(i)(C) Form of IRC Section 403(b) Group Annuity Contract (Financial Freedom Account) (New Jersey-ABP).(4)


  (b)(i)(D) Form of IRC Section 403(b) Group Annuity Contract (Financial Freedom Account) (Texas-ORP).(4)


  (b)(i)(E) Form of IRC Section 403(b) Individual Annuity Contract (Preference Plus) (Oregon).(4)


  (b)(ii) Form of Certificate under IRC Section 403(b) Group Annuity Contract (VestMet).(5)

  (b)(iii) Form of Certificate under IRC Section 403(b) Group Annuity Contract (Preference Plus) (Version 2).(5)


  (b)(iii)(A) Form of Certificate under IRC Section 403(b) Group Annuity Contract (Preference Plus) (Versions 1 and 2).(5)


  (b)(iii)(B) Amended Form of Certificate under IRC Section 403(b) Group Annuity Contract (Preference Plus) (New York).(5)


  (b)(iii)(C) Form of Certificate under IRC Section 403(b) Group Annuity Contract (Financial Freedom Account).(5)


  (b)(iii)(D) Forms of Certificate under IRC Section 403(b) Group Annuity Contract (Preference Plus -- Enhanced TSA Preference Plus Contract).(5)


  (b)(iii)(E) Amended Form of Certificate under IRC Section 403(b) Group Annuity Contract (Preference Plus).(5)


  (b)(iii)(F) Form of Certificate under IRC Section 403(b) Group Annuity Contract (Chapman).(5)


  (b)(iii)(G) Form of Certificate under IRC Section 403(b) Group Annuity Contract (Preference Plus, Enhanced Preference Plus, Financial Freedom) (Oregon).(2)


  (b)(iii)(H) Form of Endorsement under IRC Section 403(b) Group Annuity Contract (Preference Plus).(2)


  (b)(iii)(I) Form of Endorsement under Section 403(b) Group Annuity Contract (Preference Plus, Enhanced Preference Plus, Financial Freedom).(2)


  (b)(iv) Form of Texas Rider for Certificate under IRC Section 403(b) Group Annuity Contract (VestMet).(5)


  (b)(v) Form of Texas Endorsement for Certificate under IRC Section 403(b) Group Annuity Contract (Preference Plus).(5)


  (b)(vi) Form of Certificate under IRC Section 403(b) Group Annuity Contract (Financial Freedom Account) (New Jersey-ABP).(4)


  (b)(vii) Form of Certificate under IRC Section 403(b) Group Annuity Contract (Enhanced Preference Plus) (Oregon).(4)


  (b)(viii) Form of Certificate under IRC Section 403(b) Group Annuity Contract (Financial Freedom) (Texas-ORP).(4)


  (b)(ix) Form of Certificate under IRC Section 403(b) Group Annuity Contract (Financial Freedom Account) (Texas-ORP).(4)


  (b)(x) Forms of Endorsement under IRC Section 403(b) Group Annuity Contract, 403(a) Group Annuity Contract and Individual Retirement Annuity Contract.(4)


  (b)(xi)      Forms of Endorsement under IRC Section 403(b) Group Annuity
               Contract.(8)


  (b)(xii) Forms of Endorsement under IRC Section 403(b) for Annuity Contract (VestMet) -- Forms R.S.1208 and G.20247-5677(8)


  (b)(xiii) Forms of Endorsement under IRC Section 408(b) for Flexible Contribution Individual Retirement Annuity (38PP-90(IRA-1), and (G.4333-15, G.4333 (IRA/ENH) -- Forms R.S.1228 and
               G.20247-5687,(8)


  (b)(xiv) Form of Endorsement under IRC Section 403(b) (G.4333-7) -- Form G.20247.563.(7)


  (b)(xv) Form of Endorsement under IRC Section 403(b) (G.4333-7, G.4333 (PPA/TSA- 5)) -- Form G.20247-576 (Mutual Benefit Life).(8)


  (c)          Form of IRC Section 408 Simplified Employee Pension Contract
               (VestMet).(5)
               Form of IRC Section 408 Simplified Employee Pension Contract (Preference Plus) (Version 2).(5)
               Amended Form of IRC Section 408 Simplified Employee Pension Contract (Preference Plus).(5)
     (c)(i)(A)
               Form of IRC Section 408 Simplified Employee Pension Contract (Preference Plus) (Oregon).(2)
     (c)(i)(B)
     (c)(i)(C)
  (c)(i) Form of IRC Section 408 Simplified Employee Pension Contract (Illinois, Minnesota) (VestMet).(5)


  (c)(ii) Form of IRC Section 408 Simplified Employee Pension Contract (Michigan) (VestMet).(5)


  (c)(iii) Form of IRC Section 408 Simplified Employee Pension Contract (New York) (VestMet).(5)

  (c)(iv) Form of IRC Section 408 Simplified Employee Pension Contract (South Carolina) (VestMet).(5)


  (c)(v) Form of IRC Section 408 Simplified Employee Pension Contract (Pennsylvania) (VestMet).(5)


  (c)(vi) Form of IRC Section 408 Simplified Employee Pension Contract (Washington) (VestMet).(5)


  (c)(vii) Information Statement concerning IRC Section 408 Simplified Employee Pension Contract (VestMet).(5)


  (c)(viii)    Non-Qualified Annuity Endorsements.(18)


  (d)          Form of IRC Section 408 Individual Retirement Annuity Contract
               (VestMet).(5)
               Form of IRC Section 408 Individual Retirement Annuity Contract (Preference Plus) (Version 2).(5)
               Form of IRC Section 408 Individual Retirement Annuity Contract (Preference Plus).(5)
     (d)(i)(A)
               Form of IRC Section 408 Individual Retirement Annuity Contract (Preference Plus) (Oregon).(2)
     (d)(i)(B)
     (d)(i)(C)
  (d)(i) Form of Endorsement to IRC Section 408 Individual Retirement Annuity Contract (VestMet).(5)


  (d)(ii) Form of Endorsement to IRC Section 408 Individual Retirement Annuity Contract (Michigan) (VestMet).(5)


  (d)(iii) Form of IRC Section 408 Individual Retirement Annuity Contract (Illinois, Minnesota) (VestMet).(5)


  (d)(iv) Form of IRC Section 408 Individual Retirement Annuity Contract (Michigan) (VestMet).(5)


  (d)(v) Form of IRC Section 408 Individual Retirement Annuity Contract (New York) (VestMet).(5)


  (d)(vi) Form of IRC Section 408 Individual Retirement Annuity Contract (South Carolina) (VestMet).(5)


  (d)(vii) Form of IRC Section 408 Individual Retirement Annuity Contract (Pennsylvania) (VestMet).(5)


  (d)(viii) Form of IRC Section 408 Individual Retirement Annuity Contract (Washington) (VestMet).(5)


  (d)(ix) Information Statement concerning IRC Section 408 Individual Retirement Annuity Contract (VestMet).(5)


  (d)(x) Form of Endorsement to IRC Section 408 Individual Retirement Annuity Contract (VestMet).(5)


  (d)(xi) Form of Endorsement to IRC Section 408 Individual Retirement Annuity Contract (Michigan) (VestMet).(5)


  (d)(xii) Form of Endorsement to IRC Section 408 Individual Retirement Annuity Contract (South Carolina) (VestMet).(5)


  (d)(xiii) Form of Endorsement to IRC Section 408 Individual Annuity Contract (Preference Plus).(5)


  (e) Amended Form of IRC Section 408 Group Individual Retirement Annuity Contract (VestMet).(6)


  (e)(1) Form of IRC Section 408 Group Individual Retirement Annuity Contract (Preference Plus).(6)


  (e)(i) Form of Certificate under IRC Section 408 Group Individual Retirement Annuity Contract (VestMet).(6)


  (e)(i)(A) Form of Certificate under IRC Section 408 Group Individual Retirement Annuity Contract (Preference Plus).(6)


  (e)(i)(B) Forms of Certificate under IRC Section 408 Group Individual Retirement Annuity Contract (Enhanced).(6)


  (e)(i)(C) Form of Certificate under IRC Section 408 Group Individual Retirement Annuity Contract (Oregon).(2)


  (e)(i)(D) Form of Endorsement to IRC Section 408 Group Individual Retirement Annuity Contract (G.4333.15).(8)


  (f) Amended Form of IRC Section 457 Group Annuity Contract for Public Employee Deferred Compensation Plans (VestMet).(5)


  (f)(i) Form of IRC Section 457 Group Annuity Contract for Public Employee Deferred Compensation Plans (Preference Plus) (Version
               2).(5)


  (f)(ii)      Amended Form of IRC Section 457 Group Annuity Contract for
               Public Employee Deferred Compensation Plans (Preference Plus).(5)

  (f)(iii) Form of IRC Section 457 Group Annuity Contract for Public Employee Deferred Compensation Plans (Enhanced Preference
               Plus).(5)


  (f)(iv) Form of IRC Section 457 Group Annuity Contract for Public Employee Deferred Compensation Plans (Financial Freedom).(5)


  (f)(v) Form of IRC Section 457 Group Annuity Contract for Public Employee Deferred Compensation Plans (Enhanced Preference
               Plus).(4)


  (f)(vi) Form of Endorsement under IRC Section 457(b) for Public Employee Deferred Compensation Plans (G.3068) (Preference Plus) -- Form G.7812-45.(7)


  (g) Form of Endorsement to IRC Section 408 Individual Retirement Annuity Contract which Converts Contract into Non-Qualified Status (VestMet).(5)


  (g)(1)       Form of Non-Qualified Contract (Preference Plus) (Version 2).(5)


  (g)(i)(A)    Amended Form of Non-Qualified Contract (Preference Plus).(5)


  (g)(i)(B)    Form of Non-Qualified Contract (Preference Plus) (Oregon).(2)


  (g)(i) Information Statement concerning IRC Section 408 Individual Retirement Annuity Contract with Non-Qualified Endorsement (VestMet).(5)


  (g)(ii) Form of Endorsement to IRC Section 408 Individual Retirement Annuity Contract with Non-Qualified Endorsement (Michigan) (VestMet).(5)


  (g)(iii) Form of Endorsement to IRC Section 408 Individual Retirement Annuity Contract with Non-Qualified Endorsement (South Carolina) (VestMet).(5)


  (g)(iv)      Form of Endorsement to Group Annuity Contract.(5)


  (h)          Amended Form of Non-Qualified Group Contract (VestMet).(5)


  (h)(1)       Form of Non-Qualified Group Contract (Preference Plus).(5)


  (h)(i)       Form of Certificate under Non-Qualified Group Contract
               (VestMet).(5)


  (h)(i)(A) Forms of Certificate under Non-Qualified Group Contract (Preference Plus).(5)


  (h)(i)(A)(i) Form of Certificate under Non-Qualified Group Contract
               (Preference Plus-Enhanced Contract; Enhanced Preference Plus).(2)


  (h)(i)(A)(ii) Form of Certificate under Non-Qualified Group Contract
               (Preference Plus-Enhanced Contract; Enhanced Preference Plus) (Oregon).(2)


  (h)(i)(B)    Form of Non-Qualified Group Contract (Preference Plus).(5)


  (h)(i)(C)    Form of Non-Qualified Group Contract (Enhanced Preference
               Plus).(5)


  (h)(i)(D)    Form of Endorsement Concerning Nursing Home or Terminal
               Illness.(2)


  (h)(i)(E) Form of Endorsement for death claim settlement for MT-(37PP-90(NQ-1), (38PP-90(IRA-) -- Form R.S. 1234MT1998.(7)


  (h)(i)(F) Form of Non-Qualified Group Contract (Financial Freedom Account) Form -- G.3043.(7)


  (i) Endorsement with respect to Individual IRA and Individual Non-Qualified Contract concerning Death Benefit Provisions (VestMet).(5)


  (j) Specimen of variable retirement annuity contract for Metropolitan Variable Account B.(5)


  (k) Proposed Form of Metropolitan Investment Annuity Program, Form 37-74 MIAP for Metropolitan Life Variable Account C.(5)


  (l) Proposed Form of Metropolitan Investment Annuity Program, Form 37-74 MIAP for Metropolitan Life Variable Account D.(5)


  (m) Specimen of Flexible-Purchase Variable Annuity Contract for Metropolitan Variable Account A.(1)


  (n) Specimen of Variable Annuity Contract, Forms 37TV-65 and 20SV-65 for Metropolitan Variable Account B.(5)

  (o) Form of Certificate under IRC Section 403(a) Group Annuity Contract (Preference Plus).(5)


  (o)(i) Forms of Certificate under IRC Section 403(a) Group Annuity Contract (Financial Freedom).(5)


  (o)(ii) Form of Certificate under IRC Section 403(a) Group Annuity Contract (South Carolina).(5)


  (o)(iii) Form of Certificate under IRC Section 403(a) Group Annuity Contract (SUNY).(5)


  (o)(iv) Form of Certificate under IRC Section 403(a) Group Annuity Contract (Oregon).(2)


  (p) Form of Single Premium Immediate Income Payment Contract (Preference Plus).(5)


  (q) Form of Single Premium Immediate Income Payment Certificate (Enhanced Preference Plus and Financial Freedom).(5)


  (r)          Endorsements for Single Premium Immediate Income Payment
               Contract.(5)


  (r)(i) Form of Endorsement for Single Premium Immediate Income Payment Contract (G.4333 (VARPAY) -- Form G.20247-560.(7)


  (r)(ii) Form of Endorsement for Single Premium Immediate Income Payment Contract (PSC 93-05A) for unlimited transfers.(8)


  (s) Form of Endorsement with respect to the Roth Individual Retirement Annuity -- Form R.S. 1220-PPA.(6)


  (s)(i) Form of Endorsement with respect to the Roth Individual Retirement Annuity -- Form R.S. 1220-PPA (Minnesota).(6)


  (s)(ii) Form of Endorsement with respect to the Roth Individual Retirement Annuity -- Form R.S. 1220-PPA (New Jersey).(6)


  (s)(iii) Form of Amendment with respect to the Roth Individual Retirement Annuity -- Form R.S. 1212-PPA.(6)


  (s)(iv) Form of Amendment with respect to the Roth Individual Retirement Annuity -- Form R.S. 1212-PPA (Minnesota).(6)


  (s)(v) Form of Amendment with respect to the Roth Individual Retirement Annuity -- Form R.S. 1212-PPA (New Jersey).(6)


  (s)(vi)(A) ROTH IRA Endorsements. Forms: R.S. 1233, R.S. 1233OR, R.S. 1233TX(2000).(9)


  (s)(vi)(B) ROTH IRA Amendments. Forms: R.S. 1238, R.S. 1238OR, R.S. 1238TX(2000).(9)


  (t) Form of Group Annuity Contract and Amendment under IRC Section 415(m) -- Forms G. 3043A and G. 3043A-1 (Financial Freedom Account).(6)


  (u) Form of Endorsement with respect to Waiver of Administrative Fee -- Form R.S. 1206.(6)


  (v) Forms of Endorsement with respect to exchange from Growth Plus Account to the Preference Plus Account -- Form RSC E31910-2.(6)


  (w) Forms of Endorsement with respect to Enhanced 10% corridor (37PP-90(NQ-1), 38PP-90 (IRA-1) NQ/IRA, NJ PPA and (PSC94-05) --
               Forms R.S. 1222, R.S. 1222N.J., R.S. 1232 and G. 20247-573.(7)


  (x) Forms of Endorsement with respect to Fund Expansion (38PP-90(NQ-1), (38PP-90(IRA-1), TSA/403(a), PPI immediate (PSC
               93-05A) -- Forms R.S. 1230 (11/98), G. 20247-572 and R.S. 1231
               (11/98)(8)


  (x)(i)(A) Endorsement Regarding Availability of additional Investment Divisions on July 5, 2000 (R.S. 1241).(9)


  (x)(i)(B)    Contract Endorsement (for NJ Alternate Benefit Plan) (G.
               7812-56).(9)


  (x)(i)(C) Certificate Endorsement (for NJ Alternate Benefit Plan) (G. 20247-578).(9)


  (y) Forms of Endorsement with respect to Exchange (37PP-90(NQ-1), 38PP-90(IRA-1) and (G.4333-7) -- Forms E31910-3 and
               G.7812-38-1.(7)


  (z) Forms of Endorsement for SIMPLE IRA (G.4333-15) and (G.4333-15+RSC 96-37) -- Forms RSC 96-37 and R.S. 1209.(7)

  (a)(a)       Forms of demutualization endorsements.(8)


  (b)(b)       Replacement Endorsements for Systematic Withdrawal Program
               Forms: PSC 94-15 NJ (8/2000), PSC 94-15 MN (8/2000).(9)


  (b)(b)(i) Replacement Endorsements for Systematic Withdrawal Program FL, NY, VT forms: PSC 94-16 (8/2000), PSC 94-15 (8/2000).(9)


  (c)(c) Forms of Endorsement for Non-Qualified Annuity Contracts Under IRC Section 72(s) -- ML-NQ(11/04)(17)


  (d)(d) Metropolitan Life Insurance Company 401(a)/403(a) Plan Endorsement ML-401-3 (5/11).(24)


  (e)(e) Metropolitan Life Insurance Company 457 (b) Plan Endorsement (Governmental and Tax-Exempt) ML-457-2 (5/11).(24)


(5)   (a)      Participation Request and Agreement for the IRC Section 401
               Group Annuity Contract.(5)


  (b) Enrollment Form with respect to the IRC Section 401 Group Annuity Contract.(5)


  (b)(i) Enrollment Form with respect to the IRC Section 401 Group Annuity Contract (Preference Plus) (Allocated).(5)


  (c) Participation Request and Agreement for the IRC Section 403(b) Group Annuity Contract.(5)


  (c)(i) Participation Request and Agreement for the IRC Section 403(b) Group Annuity Contract (Direct Mail Form).(5)


  (d) Enrollment Form with respect to the IRC Section 403(b) Group Contract and the IRC Section 457 Group Annuity Contract.(2)


  (d)(i)       403(b) Tax Deferred Annuity Customer Agreement
               Acknowledgement.(5)


  (d)(ii) Enrollment Form with respect to the IRC Section 403(b) Group Annuity Contract (Enhanced Preference Plus TSA).(5)


  (d)(iii) Enrollment Form with respect to the IRC Section 403(b) Group Annuity Contract (FFA-TSA).(5)


  (e) Enrollment Form with respect to the IRC Section 403(b) Group Annuity Contract and the IRC Section 457 Group Annuity Contract.(5)


  (f) Application for an IRC Section 408 Simplified Employee Pension, IRA and Non-Qualified Deferred Annuities (Preference Plus).(2)


  (f)(i) Application for Individual IRA and Non-Qualified Contract (Direct Mail Form).(3)


  (g)          Employer Adoption Request Form.(5)


  (g)(i)       Employer Utilization Request Form.(5)


  (g)(ii) Enrollment Form for IRC Section 408 Group Individual Retirement Account Contract and Non-Qualified Group Contract.(5)


  (g)(iii)     Funding Authorization and Agreement.(5)


  (g)(iv)      Funding Authorization and Agreement (SEP).(5)


  (h)(i) Enrollment Form for IRC Section 408 Individual Retirement Annuity, IRC Section 408(k) Simplified Employee Pension and Non-Qualified Income Annuity Contract.(5)


  (h)(ii) Enrollment Form for IRC Sections 403(b), 403(a) and 457 Group Income Annuity Contract.(5)


  (h)(iii) Enrollment Form for Group IRA Rollover Annuity (Preference Plus-Enhanced Contract).(2)


  (h)(iv) Enrollment Form for Group Non-Qualified Supplemental Savings (Preference Plus-Enhanced Contract).(2)


  (i) Application for Variable Annuity (Preference Plus(Reg. TM) Account) TSA/IRC Section 457(b) Deferred Compensation/IRC
               Section 403(a) for form G.4333-7 FORM -- 038-PPA-TSA/PEDC
               (0998).(7)


  (i)(i) Application for Variable Annuity (Preference Plus(Reg. TM) Account) for 37PP-90 (NQ-1), 38PP-90 (IRA-1) FORM -- 038-PPA-IRA/SEP/NQ (0998).(7)

  (i)(ii) Application for the Preference Plus(Reg. TM) Income Annuity for RSC 93-05A FORM -- RSCINCAPNQIRASEP (10/98).(7)


  (i)(iii)     Application for Variable Annuity Enhanced Preference Plus(Reg.
               TM) Account for MetLife Employees for forms G.4333-14, G.4333-15 Form -- 038MEGPPAIRA/NQ(10/98).(7)


  (i)(iv)      Application Preference Plus Account.(8)


  (j) Variable Annuity Application for Non-Qualified, IRA and SEP contracts (038-PPA (07/2012) A).(26)


  (j)(i) Variable Annuity Application for TSA and 403(a) contracts (038-PPA (07/2000)-B)(9)


  (j)(ii) ROTH Individual Retirement Annuity Endorsement -- Form ML-446.2 (9/02).(13)


  (j)(iii)     401(a)/403(a) Plan Endorsement. Form ML-401.2 (9/02).(13)


  (j)(iv)      Individual Retirement Annuity Endorsement. Form: ML-408.2
               (9/02).(13)


  (j)(v) SIMPLE Individual Retirement Annuity Endorsement. Form: ML-439.1 (9/02).(13)


  (j)(vi)      Tax Sheltered Annuity Endorsement. Form ML-398.2 (9/02).(13)


(6)            Restated Charter of Metropolitan Life Insurance Company.(12)


(6)   (a)      Amended and Restated By-Laws of Metropolitan Life Insurance
               Company(29)



(7)            Not applicable.


(8)            Not applicable.



(9)            Opinion of Counsel.(5)



(10) Consent of Independent Registered Public Accounting Firm. (Filed herewith)


(11)           Not applicable.


(12)           Not applicable.



(13) Powers of Attorney for Steven A. Kandarian, Cheryl W. Grise, Carlos M. Gutierrez, Gerald L. Hassell, David L. Herzog,
               R. Glenn Hubbard, Alfred F. Kelly, Jr., Edward J. Kelly, III, William E. Kennard, James M. Kilts, Catherine R. Kinney, Denise
               M. Morrison, John C. Hele and William C. O'Donnell.
               (Filed with Post-Effective Amendment No. 22 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4, filed April 11, 2018 and is hereby incorporated by reference.)

------------
1. Previously filed with the initial filing of the Registration Statement of Metropolitan Variable Account A of Metropolitan Life Insurance Company on May 28, 1969.
2. Filed with Post-Effective Amendment No. 19 to this Registration Statement on Form N-4 on February 27, 1996.
3. Filed with Post-Effective Amendment No. 6 to this Registration Statement on Form N-4 on April 1, 1988.
4. Filed with Post-Effective Amendment No. 21 to this Registration Statement on Form N-4 on February 28, 1997.
5. Filed with Post-Effective Amendment No. 22 to this Registration Statement on Form N-4 on April 30, 1997.
6. Filed with Post-Effective Amendment No. 23 to this Registration Statement on Form N-4 on April 3, 1998.
7. Filed with Post-Effective Amendment No. 24 to this Registration Statement on Form N-4 on January 12, 1999.
8. Filed with Post-Effective Amendment No. 26 to this Registration Statement on Form N-4 on April 6, 2000.
9. Filed with Post-Effective Amendment No. 27 to this Registration Statement on Form N-4 on April 3, 2001.
10. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on
    September 18, 2000. As incorporated herein by reference.
11. Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-52366 for Metropolitan Life Separate Account E on Form N-4 on August
    3, 2001. As incorporated herein by reference.
12. Amended and Restated Charter of Metropolitan Life Insurance Company filed with Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.
13. Filed with Post-Effective Amendment No. 29 to this Registration Statement on Form N-4 on April 10, 2003.
14. Filed with Post-Effective Amendment No. 30 to this Registration Statement on Form N-4 on October 22, 2003.
15. Filed with Post-Effective Amendment No. 31 to this Registration Statement on Form N-4 on February 9, 2004.
16. Filed with Post-Effective Amendment No. 35 to this Registration Statement on Form N-4 on April 27, 2006.
17. Filed with Post-Effective Amendment No. 34 to this Registration Statement on Form N-4 on April 8, 2005.

18. Amended and Restated By-Laws of Metropolitan Life Insurance Company filed with Post-Effective Amendment No. 16 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on January 16, 2008. As incorporated herein by reference.
19. Filed with Post-Effective Amendment No. 9 to Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on September 10, 2007. As incorporated herein by reference.
20. Filed with Post-Effective Amendment No. 15 to Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2011. As incorporated herein by reference.
21. Filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-162586/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2011. As incorporated herein by reference.
22. [Reserved]
23. Filed with Post-Effective Amendment No. 2 to Registration Statement File No. 333-153109/811-04001 for Metropolitan Life Separate Account E on Form N-4 on June 26, 2009. As incorporated herein by reference.
24. Filed with Post-Effective Amendment No. 16 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2012. As incorporated herein by reference.
25. Filed with Post-Effective Amendment No. 17 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 11, 2013. As incorporated herein by reference.
26. Filed with Post-Effective Amendment No. 27 to Registration Statement File No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April, 16, 2015. As incorporated herein by reference.
27. Filed with Post-Effective Amendment No. 18 to Registration Statement File No. 333-176654 for Metropolitan Life Separate Account E on Form N-4 on April 13, 2016. As incorporated herein by reference.
28. Filed with Post-Effective Amendment No. 45 to this Registration Statement on Form N-4 on April 26, 2016.
29. Filed with Post-Effective Amendment No. 19 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2017. As incorporated herein by reference.
30. Filed with Post-Effective Amendment No. 3 to Registration Statement File No. 333-198314/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2017. As incorporated herein by reference.

31. Filed with Post-Effective Amendment No.46 to the Registration Statement, File No.2-90380/811-04001 for Metropolitan Life Separate Account E on Form N-4 filed on April 26, 2017 and is hereby incorporated by reference.
32. Filed with Post-Effective Amendment No.20 to the Registration
    Statement, File No.333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 filed April 10, 2018 and is hereby incorporated by reference.
33. Filed with Post-Effective Amendment No. 5 to the Registration Statement, File No. 333-190296/811-04001 for Metropolitan Life Separate Account E on Form N-4 filed on April 10, 2018 and is hereby incorporated by reference.

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR


NAME, PRINCIPAL OCCUPATION
AND BUSINESS ADDRESS                    POSITION AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------------------------------------
Steven A. Kandarian                     Chairman of the Board, President and Chief Executive Officer and a
MetLife, Inc. and Metropolitan Life     Director
Insurance Company
1095 Avenue of the Americas
New York, NY 10036



Cheryl W. Grise                        Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166



Carlos M. Gutierrez                 Director
Co-Chair
Albright Stonebridge Group (ASG)
555 Thirteenth Street, N.W.
Suite 300 West
Washington, D.C. 20004




Gerald L. Hassell                          Director
Former Chairman of the Board
The Bank of New York Mellon Corporation
200 Park Avenue
New York, NY 10166




David L. Herzog                   Director
Former Chief Financial Officer
AIG
200 Park Avenue
New York, NY 10166



R. Glenn Hubbard                           Director
Dean and Russell L. Carson Professor of
Finance and Economics
Graduate School of Business
Columbia University
Uris Hall
3022 Broadway
New York, NY 10027-6902



Alfred F. Kelly, Jr.                   Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166



Edward J. Kelly, III                   Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166

William E. Kennard                     Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, New York 10166



James M. Kilts           Director
Founding Partner
Centerview Capital
Greenwich Office Park
2nd Floor
Greenwich, CT 06831



Catherine R. Kinney                    Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166




Denise M. Morrison                       Director
President and Chief Executive Officer
Campbell Soup Company
One Campbell Place,
Camden, NJ 08103


Set forth below is a list of certain principal officers of MetLife. The principal business address of each officer of MetLife is 200 Park Avenue, New York, New York 10166



NAME                     POSITION WITH METLIFE
----------------------   --------------------------------------------------------------------------------
Steven A. Kandarian      Chairman, President and Chief Executive Officer
Michel A. Khalaf         President - U.S. Business & EMEA
Karl R. Erhardt          Executive Vice President and Chief Auditor
Steven J. Goulart        Executive Vice President, Interim President - Asia and Chief Investment Officer
John C.R. Hele           Executive Vice President and Chief Financial Officer
Esther Lee               Executive Vice President and Global Chief Marketing Officer
Martin J. Lippert        Executive Vice President and Global Technology and Operations
John McCallion           Executive Vice President and Treasurer
William C. O'Donnell     Executive Vice President and Chief Accounting Officer
Susan Podlogar           Executive Vice President and Chief Human Resources Officer
Douglas A. Rayvid        Executive Vice President and Chief Compliance Officer
Rebecca Tadikonda        Executive Vice President and Chief Strategy Officer
Ramy Tadros              Executive Vice President and Chief Risk Officer
Michael Zarcone          Executive Vice President
Stephen W. Gauster       Senior Vice President and Interim General Counsel


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The Registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the Separate Account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those persons who are controlled by or under common control with MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF December 31, 2017

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2017. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans, LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

     4.     MetLife Assignment Company, Inc. (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

            MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    Newbury Insurance Company, Limited (DE)

H.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

I.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by Brighthouse Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   ML Sentinel Square Member, LLC (DE)

      21.   MetLife Securitization Depositor LLC (DE)

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a)   MPLife, S. de R.L. de C.V. (Mexico) - 99.99% of MPLife,
                 S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

                 i)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37.   MetLife Chino Member, LLC (DE)

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46.   6104 Hollywood, LLC (DE)

      47.   Boulevard Residential, LLC (DE)

      48.   ML-AI MetLife Member 3, LLC (DE)

      49. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      50.   Marketplace Residences, LLC (DE)

      51.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      52.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      53.   Haskell East Village, LLC (DE)

      54.   MetLife Cabo Hilton Member, LLC (DE) - 83.1% of MetLife Cabo
            Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company

      55. 150 North Riverside PE Member LLC (DE) - MLIC owns an 81.45% membership interest; General American Life Insurance Company owns a 13.32% membership interest, and Metropolitan Tower Life Insurance Company owns a 5.23% membership interest

      56.   ML Terraces, LLC (DE)

      57.   Chestnut Flats Wind, LLC (DE)

      58.   MetLife 425 MKT Member, LLC (DE)

      59.   MetLife OFC Member, LLC (DE)

      60.   MetLife THR Investor, LLC (DE)

      61. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      62. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      63.   MetLife CB W/A, LLC (DE)

      64. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      65.   10700 Wilshire, LLC (DE)

      66.   Viridian Miracle Mile, LLC (DE)

      67. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      68.   MetLife OBS Member, LLC (DE)

      69.   MetLife 1007 Stewart, LLC (DE)

      70. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      71.   MetLife Treat Towers Member, LLC (DE)

      72.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      73. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      74.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      75.   Buford Logistics Center, LLC (DE)

      76.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      77. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      78.   MetLife HCMJV 1 GP, LLC (DE)

      79.   MetLife ConSquare Member, LLC (DE)

      80.   MetLife Ontario Street Member, LLC (DE)

      81.   1925 WJC Owner, LLC (DE)

      82.   MetLife Member Solaire, LLC (DE)

      83.   Sino-US United MetLife Insurance Company, Ltd. - 50% of
            Sino-US United MetLife Insurance Company, Ltd. Is owned by MLIC and 50% is owned by a third party.

      84.   MetLife Property Ventures Canada ULC (Canada)

      85.   MetLife Canadian Property Ventures, LLC (NY)

J.    MetLife Capital Trust IV (DE)

K.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

           f) MetLife International PE Fund V, LP (Cayman Islands) - MetLife Insurance K.K. (81.699%); MetLife Limited (Hong Kong) (15.033%); MetLife Insurance Company of Korea (3.268%).

           g) MetLife International PE Fund VI, LP (Cayman Islands) - MetLife Insurance K.K. (95.652%); MetLife Insurance Company of
                Korea (4.348%)

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and Brighthouse Life Insurance Company owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Block 23 Member, LLC, MCP Denver Pavilions Member, LLC, MCP Seventh and Osborne Retail Member, LLC, MCP Seventh and Osborne MF Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress Member, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, MCP Buford Logistics Center Building B, LLC and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Center, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park GreenvilleVenture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC, MCP Seattle Gateweay I Member, LLC, and MCP Seattle Gateway II Member, LLC, MCP Mountain Technology TRS, LLC, and MCP Burnside Member, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 33.20%, Brighthouse Life Insurance Company owns 11.14%, MetLife Insurance Company of Korea, Limited owns 2.96%, MetLife Limited owns 3.54%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.41%.


                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

      6.   MLIA SBAF Manager, LLC (DE)

L.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a) MetLife Services East Private Limited (India) - 99.99% is owned by MetLife Solutions Pte. Ltd. and .01% by Natiloportem Holdings, LLC

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

M.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

N.    Cova Life Management Company (DE)

O.    MetLife Reinsurance Company of Charleston (SC)

P.    MetLife Reinsurance Company of Vermont (VT)

Q.    Delaware American Life Insurance Company (DE)

R.    Federal Flood Certification LLC (TX)

S.    MetLife Global Benefits, Ltd. (Cayman Islands)

T. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Global, Inc. (DE)

AB. Brighthouse Financial, Inc. (DE) - On August 4, 2017, MetLife, Inc.("MET") distributed approximately 80.8% of the shares of Brighthouse Financial, Inc.'s ("BHF") common stock to MET's common shareholders. As a result, MET's ownership of the BHF shares of common stock decreased to approximately 19.2%. MET granted BHF an irrevocable proxy to vote all of its remaining shares of BHF's common stock in proportion to the votes of BHF's other common shareholders. Consequently, MET does not have any voting power over any BHF shares that it still owns. Nevertheless, for the BHF subsidiary insurance companies domiciled in Delaware and New York (Brighthouse Life Insurance Company and Brighthouse Life Insurance Company of NY, respectively) BHF and its affiliates (including these insurance companies) are deemed to be affiliates of MET by their domiciliary state insurance regulators. Accordingly, BHF and its affiliates continue to appear on the MET organizational chart.

      1.   Brighthouse Holdings, LLC (DE)

           a.   New England Life Insurance Company (MA)

           b.   Brighthouse Securities, LLC (DE)

           c.   Brighthouse Services, LLC (DE)

           d.   Brighthouse Investment Advisers, LLC (DE)

           e.   Brighthouse Life Insurance Company (DE

                i. Brighthouse Reinsurance Company of Delaware (DE) - 100% is owned in the aggregate by Brighthouse Life Insurance Company.

                ii.    Brighthouse Life Insurance Company of NY (NY)

                iii.   Brighthouse Connecticut Properties Ventures, LLC (DE)

                iv.    Euro TL Investments LLC (DE)

                v.     Euro TI Investments LLC (DE)

                vi.    Brighthouse Assignment Company (CT)

                vii.   TLA Holdings LLC (DE)

                viii.  TLA Holdings II LLC (DE)

                ix.    ML 1065 Hotel, LLC (DE)

                x.     TIC European Real Estate LP, LLC (DE)

                xi.    The Prospect Company (DE)

                xii.   Brighthouse Renewables Holding, LLC (DE)

                       i.  Greater Sandhill I, LLC (DE)

                xiii. Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)

                       i.  1075 Peachtree, LLC (DE)

AC.   MetLife Insurance Brokerage, Inc. (NY)

AD.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (SWISS) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint-Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.00049095% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.9999659747771405% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.0000311579287982% is owned by MetLife Global Holding Company I GmbH, 0.000000955764687% is owned by International Technical and Advisory Services Limited, 0.000000955764687% is owned by Borderland Investments Limited and 0.000000955764687% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland) - MetLife Europe Insurance d.a.c. is held by MetLife EU Holding Company Limited at 93% and the remaining 7% is held by Alico.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Services, Sociedad Limitada (Spain)

                       6) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       7)  MetLife Solutions S.A.S. (France)

                       8) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       9) MetLife Towarzystwo Ubiezpieczen na Zycie I Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       10) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       11) MetLife Services EOOD (Bulgaria)

                       12) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining by a third party.

                       13) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       14) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi) MetLife Investment Management Holdings (Ireland)Limited

                        1) MetLife Investments Asia Limited (Hong Kong)

                        2) MetLife Syndicated Bank Loan Lux GP, S.a.r.l.
                           (Luxembourg)

                           aa) MetLife BL Feeder (Cayman), LP (Cayman Islands)

                           bb) MetLife BL Feeder, LP (DE)

                           cc) MetLife Syndicated Bank Loan Fund, SCSp
                               (Luxembourg)

                   xii) ALICO Operations LLC (DE)

                        1) MetLife Asset Management Corp. (Japan)

                        2) MetLife Seguros S.A. (Uruguay)

                  xiii) MetLife International Holdings, LLC (DE)

                         1)   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2) PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3) Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4) MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5) Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6) MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7) MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8) Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9) Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A.,

                                    .   99% is held by Natiloportem Holdings,
                                        LLC and

                                    .   26% is held by MetLife Seguros de
                                        Retiro S.A.

                       10)    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11)    MetLife International Limited, LLC (DE)

                       12) MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13)    MetLife Asia Limited (Hong Kong)

                       14) AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15) AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16) MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17) MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18)   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury d.a.c and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               aaa)  The Direct Call Centre
                                                     PTY Limited (Australia)

                                               bbb)  MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Mexico Holdings,
                                               S. de R.L. de C.V. (Mexico) -
                                               99.99995% is owned by
                                               Metropolitan Global Management,
                                               LLC, and .00005% is owned by
                                               Excelencia Operativa y
                                               Tecnologica,S.A. de C.V.

                                         bbb)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               MetLife Mexico Holdings,
                                               S. de R.L. de C.V. and 2.4875% is
                                               owned by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by MetLife Mexico Holdings,
                                               S. de R.L. de C.V. and 2% is
                                               owned by MetLife International
                                               Holdings, LLC.

                                         ddd)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               MetLife Mexico Holdings,
                                               S. de R.L. de C.V. and 0.949729%
                                               is owned by MetLife International
                                               Holdings, LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and .01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and .01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and .01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and .01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and .01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            .01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Servicios,
                                                     S.A. de C.V.

                                         eee)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd. (South Korea)


      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (DE)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5.    International Technical and Advisory Services Limited ("ITAS") (DE)

      6. ALICO Properties, Inc. (DE) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (DE)

      7. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AF.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AG.   MetLife European Holdings, LLC (DE)

AH.   MetLife Investment Management Holdings, LLC (DE)

      a)   Logan Circle Partners GP, LLC (PA)

      b)   Logan Circle Partners, L.P. (PA)

           i)    Logan Circle Partners I LLC (PA)

           ii)   Logan Circle Partners Investment Management, LLC (DE)

      c)   MetLife Real Estate Lending Manager LLC (DE)

      d)   MetLife Real Estate Lending LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS.

As of January 31, 2017, there were 685,154 owners of qualified contracts and 158,708 owners of non-qualified contracts offered by the Registrant (Metropolitan Life Insurance Company Separate Account E).


ITEM 28. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's principal underwriter (the "Underwriter")), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company also serves as principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine

General American Separate Account Two
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two

New England Life Retirement Investment Account
New England Variable Annuity Fund I

Paragon Separate Account A
Paragon Separate Account B

Paragon Separate Account C
Paragon Separate Account D
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Separate Account No. 13S

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 200 Park Avenue, New York, NY 10166.


Name and Principal     Positions and Offices
Business Office        With Underwriter



Elizabeth M. Forget     Chairman of the Board, President, CEO and Director
200 Park Avenue
New York, NY 10166



Todd Nevenhoven               Vice President and Director
4700 Westown Pkwy
Suite 200
West Des Moines, IA 50266



Bradd Chignoli            Director
501 Route 22
Bridgewater, NJ 08807



Derrick Kelson                      Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Thomas Schuster        Director
200 Park Avenue
12th Floor
New York, NY 10166



Todd Katz                 Executive Vice President
501 Route 22
Bridgewater, NJ 08807


Marlene Debel             Executive Vice President
200 Park Avenue
New York, NY 10166
Elisabeth Bedore          Vice President and Chief Compliance Officer
One Metlife Way
Whippany, NJ 07981




Tyla L. Reynolds         Vice President and Secretary
600 North King Street
Wilmington, DE 19801




Charles Connery        Vice President and Treasurer
One MetLife Way
Whippany, NJ 07981




Jamie Zaretsky         Chief Legal Officer
200 Park Avenue
New York, NY 10166

(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:



                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)           (5)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE       OTHER
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------
MetLife Investors Distribution Company....... $84,338,194        $0                $0            $0


ITEM 30. LOCATION OF ACCOUNT AND RECORDS.
THE FOLLOWING COMPANIES WILL MAINTAIN POSSESSION OF THE DOCUMENTS REQUIRED BY
SECTION 31(A) OF THE INVESTMENT COMPANY ACT OF 1940 AND THE RULES THEREUNDER:

Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166

MetLife, One Financial Center, Boston, MA 02111


MetLife, 18210 Crane Nest Drive, Tampa FL 33647



ITEM 31. MANAGEMENT SERVICES.

Not Applicable.


ITEM 32. UNDERTAKINGS.

(a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

(b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph
           (a)-(d) of Rule 6c-7 have been complied with.

(e) The undersigned registrant represents that for its TSA Deferred Annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1)-(4) of such letter.

(f) The undersigned registrant represents that for its TSA Deferred Annuities it is relying on the "no-action" position of the Commission staff as contained in its August 30, 2012 letter to ING Life Insurance and Annuity Company and has complied with the provisions of such letter.

(g) Metropolitan Life Insurance Company represents that the fees and charges deducted under the annuities described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the annuities.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Bridgewater, and the state of New Jersey, on this 10th day of April 2018.

                            METROPOLITAN LIFE SEPARATE ACCOUNT E
                            (Registrant)

                            BY: METROPOLITAN LIFE INSURANCE COMPANY
                            (Depositor)

                            BY:     /s/ Sabrina K. Model
                                    -------------------------------
                                    Sabrina K. Model
                                    Vice President

                            BY: METROPOLITAN LIFE INSURANCE COMPANY
                            (Depositor)

                            BY:     /s/ Sabrina K. Model
                                    -------------------------------
                                    Sabrina K. Model
                                    Vice President

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 11, 2018.

     Signature                                        Title
     ---------                                        -----

         *
----------------------
Steven Kandarian                   Chairman, President, Chief Executive Officer
                                                  and Director

         *
----------------------
Cheryl W. Grise                                     Director

         *
----------------------
Carlos Gutierrez                                    Director

         *
----------------------
Gerald L. Hassell                                   Director

         *
----------------------
David Herzog                                        Director

         *
----------------------
R. Glenn Hubbard                                    Director

         *
----------------------
Alfred F. Kelly, Jr.                                Director

         *
----------------------
Edward J. Kelly, III                                Director

         *
----------------------
William E. Kennard                                  Director

         *
----------------------
James Kilts                                         Director

        *
--------------------
Catherine Kinney                           Director

        *
--------------------
Denise M. Morrison                         Director


By:  /s/ Heather Harker
     --------------------------
     Heather Harker
     Attorney-In-Fact
     April 11, 2018

* Metropolitan Life Insurance Company. Executed by Heather Harker, on behalf of those indicated pursuant to powers of attorney as filed with Post-Effective Amendment No. 22 to Registration Statement File Nos. 333-83716/811-04001 filed on April 11, 2018 and hereby incorporated by reference.

                                 Exhibit Index

         10. Consent of Independent Registered Public Accounting Firm